UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04415

College Retirement Equities Fund

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

June 30, 2026
College Retirement
Equities Fund
This semi-annual report contains the Accounts' unaudited financial statements.
Account Name Class R4 Class R3 Class R2 Class R1
CREF Total Global Stock Account QCSTFX QCSTIX QCSTPX QCSTRX
CREF Global Equities Account QCGLFX QCGLIX QCGLPX QCGLRX
CREF Growth Account QCGRFX QCGRIX QCGRPX QCGRRX
CREF S&P 500 Index Account QCEQFX QCEQIX QCEQPX QCEQRX
CREF Core Bond Account QCBMFX QCBMIX QCBMPX QCBMRX
CREF Inflation-Linked Bond Account QCILFX QCILIX QCILPX QCILRX
CREF Responsible Balanced Account QSCCFX QCSCIX QCSCPX QCSCRX
CREF Money Market Account QCMMFX QCMMIX QCMMPX QCMMRX

Table of Contents
Letter to CREF Participants 3
Important Notices 5
About the Accounts’ Benchmarks 6
Account Performance 7
Expense Examples 15
Summary Portfolios of Investments 17
Statement of Assets and Liabilities 38
Statement of Operations 40
Statement of Changes in Net Assets 42
Financial Highlights 46
Notes to Financial Statements 62
Additional Account Information 77
Approval of Investment Management Agreement 78
Liquidity Risk Management Program 84
Additional Information About Index Providers 85

Letter to CREF Participants
3
Colbert Narcisse
Geopolitical unrest and market volatility take center stage
Financial markets generated solid returns in the first half of 2026. Yet, the ongoing turmoil in the Middle East added a layer of volatility to the market environment, creating a tug-of-war between investor optimism and caution. The year began with the Trump administration locked in a dispute with the Supreme Court over U.S.
trade tariff policy. In February, resolution came in the form of new tariff levels that took effect for all countries, though limited to a 150-day window. By March, surprise military strikes against Iran escalated regional tensions and disrupted shipping through the Strait of Hormuz, causing energy prices to rise and equity markets to fall. In April, however, a ceasefire in the Iran conflict, combined with strong corporate earnings reports, bolstered investor sentiment and drew confidence back into the markets through the end of June.
No one can say with certainty where markets are headed for the remainder of
2026. However, history provides a compelling case for staying invested through turbulent times, as the market impacts of geopolitical unrest can often be short-lived. We believe a long-term investment approach — one that includes a professionally managed portfolio diversified among stocks, bonds, and other asset classes — is a wise course of action across all market environments. As always, investors should keep in mind that past performance does not guarantee future results, and diversification does not guarantee against market losses.
Overview of the markets and economy
U.S. and international stock markets advanced during the first half of 2026, supported by global economic growth and stable interest rates, even as geopolitical turmoil persisted. The U.S. economy expanded at an annual rate of
2.1% in the first quarter of 2026, driven primarily by accelerating private domestic investment and continued strength in consumer spending. Economies of the
20-nation euro area and China also recorded expansion during this period. Against this backdrop of global growth, major central banks largely held their benchmark rates steady for most of the six-month period. The Federal Reserve left the federal funds target rate unchanged at 3.50%–3.75%, and the Bank of England kept its benchmark rate at 3.75%. The European Central Bank, however, raised its key benchmark rates in June, stating that the war in the Middle East was generating inflationary pressures.
Stocks and bonds posted gains
For the six-month period, U.S. stocks, as represented by the S&P 500® Index, gained 10.21%. International equities, as measured by the MSCI EAFE® Index, advanced 9.44%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned a modest 0.62%, as yields rose across nearly all maturities — consistent with the inverse relationship between bond yields and prices.
CREF performance review
All CREF Accounts* posted gains for the first six months of 2026, and most accounts outperformed their respective benchmarks during the period. The Global
Equities Account rose 12.82%, surpassing the 11.25% return of the MSCI All
Country World Index. The Total Global Stock Account gained 12.26%, exceeding the
11.77% return of the MSCI All Country World (ACWI) Investable Market Index (IMI).
The passively managed S&P 500 Index Account advanced 10.11% but lagged the
10.21% return of the S&P 500 Index. The Responsible Balanced Account, which is a balanced portfolio with equity and fixed income components that incorporates environmental, social and governance (ESG) and impact criteria, returned 7.74%
and outpaced the 6.36% return of its Composite benchmark but trailed the 8.32%
return of the Morningstar Moderate Target Risk Index. The Growth Account rose
6.54% and outperformed the 5.33% return of the Russell 1000® Growth Index.

Letter to CREF Participants
(continued)
4
Among fixed-income accounts, the Money Market Account gained 1.78% and surpassed the 1.67% return of the iMoneyNet
Money Fund Averages™—All Government. The Inflation-Linked Bond Account advanced 1.36%, besting the 1.33% return of the
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Core Bond Account rose 1.00%, surpassing the 0.62% return of the Bloomberg U.S. Aggregate Bond Index.
*Account returns referenced are for Class R3.
TIAA is here to help
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a
TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We look forward to assisting you.
Best regards,
Colbert G. Narcisse
President and Chief Executive Officer of CREF

Important Notices
5
College Retirement Equities Fund Growth Account
CREF Growth Account – PM changes:
Effective January 7, 2026, Scott Tonneson and Willis Tsai have been added as portfolio managers on the Account. Terrence Kontos and Saira Malik are no longer portfolio managers on the
Account. Karen Hiatt continues to serve as a portfolio manager on the Account.

About the Accounts’ Benchmarks
6
CREF Total Global Stock Account
The Account’s benchmark is the MSCI All Country World (ACWI) Investable Market Index (IMI): An index designed to measure the performance of large-, mid- and small-cap stocks across 23 developed and 24 emerging markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Global Equities Account
The Account’s benchmark is the MSCI All Country World Index (ACWI): An index designed to measure the performance of large- and mid-cap stocks across 23 developed and 24 emerging markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Growth Account
The Account’s benchmark is the Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF S&P 500 Index Account
The Account’s benchmark is the S&P 500® Index: An index, which is generally, considered a representative of the U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Core Bond Account
The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the
USD-denominated, fixed-rate, U.S. investment-grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Inflation-Linked Bond Account
The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between one and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Responsible Balanced Account
The Account’s composite benchmark is a weighted average of three unmanaged indexes: The S&P 500 Index, which is generally considered a representative of the U.S. equity market; the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the USD-denominated, fixed-rate, U.S. investment-grade taxable bond market; and the MSCI EAFE® Index, which measures the performance of large and mid-cap securities across 21 developed market countries, excluding the United
States and Canada.
The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Responsible Balanced
Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the
Responsible Balanced Account.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of
S&P Global.

CREF Total Global Stock Account
7
Performance as of June 30, 2026
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account statistics Portfolio composition Holdings by country
Total return
Average annual total
return
Estimated
annual
Total Global Stock Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 12 .33% 24 .56% 10 .82%
†
13 .07%
†
0 .105%
Class R3 7/31/1952 12 .26 24 .40 10 .70 13 .01 0 .245
Class R2 4/24/2015 12 .24 24 .35 10 .64 12 .94 0 .290
Class R1 4/24/2015 12 .15 24 .19 10 .49 12 .75 0 .430
MSCI ACWI IMI
– 11 .77 24 .22 10 .57 12 .54 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2026
Account net assets $
144.36
billion
Total number of holdings 7,710
Portfolio turnover (%) 34%
% of total investments
as of 6/30/2026
Information technology 30.1
Financials 15.7
Industrials 12.7
Consumer discretionary 8.7
Health care 8.5
Communication services 6.5
Consumer staples 4.5
Materials 4.3
Energy 3.6
Utilities 2.4
Real estate 1.9
Government bonds 0.0
Short-term investments 0.7
Investments purchased with collateral
from securities lending 0.4
% of total investments
as of 6/30/2026
United States 62.9
Japan 6.0
Taiwan 3.8
Korea, Republic of 2.9
United Kingdom 2.5
Canada 2.2
China 2.0
France 1.9
Germany 1.8
Netherlands 1.5
67 other nations 11.4
Short-term investments 0.7
Investments purchased with
collateral from securities lending 0.4

CREF Global Equities Account
8
Performance as of June 30, 2026
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account statistics Portfolio composition Holdings by country
Total return
Average annual total
return
Estimated
annual
Global Equities Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 12 .89% 25 .88% 11 .60%
†
13 .45%
†
0 .095%
Class R3 5/1/1992 12 .82 25 .71 11 .48 13 .39 0 .235
Class R2 4/24/2015 12 .80 25 .66 11 .42 13 .32 0 .280
Class R1 4/24/2015 12 .71 25 .50 11 .26 13 .13 0 .420
MSCI All Country World Index
– 11 .25 23 .67 10 .98 12 .78 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2026
Account net assets $
38.70
billion
Total number of holdings 2,083
Portfolio turnover (%) 33%
% of total investments
as of 6/30/2026
Information technology 32.2
Financials 14.6
Industrials 11.3
Consumer discretionary 9.3
Health care 8.2
Communication services 6.3
Consumer staples 5.1
Materials 4.1
Energy 3.5
Utilities 2.1
Real estate 1.2
Short-term investments 1.8
Investments purchased with collateral
from securities lending 0.3
% of total investments
as of 6/30/2026
United States 63.2
Japan 5.4
Taiwan 3.7
Korea, Republic of 3.1
United Kingdom 2.4
France 2.2
Netherlands 2.1
China 1.9
Germany 1.8
Spain 1.4
44 other nations 10.7
Short-term investments 1.8
Investments purchased with
collateral from securities lending 0.3

CREF Growth Account
9
Performance as of June 30, 2026
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account statistics Portfolio composition
Total return
Average annual total
return
Estimated
annual
Growth Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 6.61% 16.99% 11.70%
†
17.30%
†
0.065%
Class R3 4/29/1994 6.54 16.84 11.58 17.23 0.205
Class R2 4/24/2015 6.52 16.80 11.52 17.17 0.250
Class R1 4/24/2015 6.44 16.64 11.36 16.96 0.390
Russell 1000® Growth Index
– 5.33 17.71 13.71 18.58 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2026
Account net assets $
43.26
billion
Total number of holdings 77
Portfolio turnover (%) 35%
% of total investments
as of 6/30/2026
Information technology 54.4
Communication services 12.1
Industrials 11.8
Consumer discretionary 8.9
Health care 6.4
Financials 3.8
Consumer staples 1.7
Materials 0.3
Utilities 0.1
Short-term investments 0.5

CREF S&P 500 Index Account
10
Performance as of June 30, 2026
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account statistics Portfolio composition
Total return
Average annual total
return
Estimated
annual
S&P 500 Index Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 10 .18% 22 .27% 12 .16%
†
14 .87%
†
0 .030%
Class R3 4/29/1994 10 .11 22 .11 12 .03 14 .81 0 .170
Class R2 4/24/2015 10 .09 22 .06 11 .97 14 .74 0 .215
Class R1 4/24/2015 10 .01 21 .91 11 .82 14 .55 0 .355
S&P 500® Index
– 10 .21 22 .32 13 .41 15 .51 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2026
Account net assets $
28.09
billion
Total number of holdings 520
Portfolio turnover (%) 1%
% of total investments
as of 6/30/2026
Information technology 37.8
Financials 11.7
Communication services 9.6
Consumer discretionary 9.3
Industrials 8.9
Health care 8.8
Consumer staples 4.5
Energy 3.0
Utilities 2.2
Materials 1.8
Real estate 1.8
Short-term investments 0.5
Investments purchased with collateral
from securities lending 0.1

CREF Core Bond Account
11
Performance as of June 30, 2026
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account statistics Portfolio composition Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
Total return
Average annual total
return
Estimated
annual
Core Bond Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 1 .06% 4 .34% 0 .60%
†
2 .02%
†
0 .080%
Class R3 3/1/1990 1 .00 4 .21 0 .49 1 .97 0 .220
Class R2 4/24/2015 0 .98 4 .16 0 .44 1 .91 0 .265
Class R1 4/24/2015 0 .90 4 .03 0 .30 1 .73 0 .405
Bloomberg U.S. Aggregate Bond Index
– 0 .62 3 .79 0 .08 1 .54 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2026
Account net assets $
12.90
billion
Total number of issues 1,598
Portfolio turnover (%) 42%
% of total investments
as of 6/30/2026
Government bonds 60.6
Corporate bonds 25.4
Structured assets 11.4
Bank loan obligations 0.1
Preferred stocks 0.0
Investments purchased with collateral
from securities lending 0.1
Short-term investments 2.4
% of total investments
as of 6/30/2026
AAA 9.1%
AA 59.3%
A 13.5%
BBB 13.4%
BB or Lower 2.0%
N/R (not rated) 1.8%
N/A (not applicable) 0.9%

CREF Inflation-Linked Bond Account
12
Performance as of June 30, 2026
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account statistics Portfolio composition Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
Total return
Average annual total
return
Estimated
annual
Inflation-Linked Bond Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 1.43% 3.70% 2.68%
†
3.01%
†
0 .030%
Class R3 5/1/1997 1.36 3.57 2.56 2.95 0.170
Class R2 4/24/2015 1.34 3.53 2.51 2.89 0.215
Class R1 4/24/2015 1.27 3.39 2.36 2.71 0.355
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
– 1.33 3.64 2.31 2.96 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2026
Account net assets $
8.27
billion
Total number of issues 191
Portfolio turnover (%) 10%
% of total investments
as of 6/30/2026
Government bonds 94.2
Structured assets 3.4
Corporate bonds 2.0
Bank loan obligations 0.2
Investments purchased with collateral
from securities lending 0.0
Short-term investments 0.2
% of total investments
as of 6/30/2026
AAA 2.4%
AA 94.1%
A 1.0%
BBB 1.3%
BB or Lower 0.9%
N/R (not rated) 0.1%
N/A (not applicable) 0.2%

CREF Responsible Balanced Account
13
Performance as of June 30, 2026
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account statistics Portfolio composition Holdings by country
Total return
Average annual total
return
Estimated
annual
Responsible Balanced Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 7 .81% 14 .16% 6 .61%
†
8 .72%
†
0 .075%
Class R3 3/1/1990 7 .74 14 .01 6 .49 8 .66 0 .215
Class R2 4/24/2015 7 .72 13 .96 6 .44 8 .59 0 .260
Class R1 4/24/2015 7 .64 13 .82 6 .29 8 .41 0 .400
Broad market index
Morningstar Moderate Target Risk Index
– 8 .32 15 .58 6 .15 8 .21 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2026
Account net assets $
21.65
billion
Equity segment
Total number of holdings 1,538
Fixed-income segment
Total number of issues 1,065
Portfolio turnover (%) 66%
% of total investments
as of 6/30/2026
Equity Investments 60.5
Fixed-income securities 39.3
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.1
% of total investments
as of 6/30/2026
United States 74.9
Japan 4.5
United Kingdom 2.4
Supranational 2.1
Canada 1.9
Germany 1.9
Netherlands 1.7
France 1.5
Australia 1.2
Switzerland 1.2
31 other nations 6.5
Short-term investments 0.1
Investments purchased with
collateral from securities lending 0.1

CREF Money Market Account
14
Account profile Portfolio composition
as of 6/30/2026
Account net assets $
10.84
billion
Total number of issues 81
% of total investments
as of 6/30/2026
Variable rate securities, government 35.1
U.S. Treasury securities* 33.4
Repurchase agreements 20.7
U.S. government agency securities* 10.8
* These securities are guaranteed by the full faith and
credit of the U.S. government.

15
Expense Examples
All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars)
and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.
The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period.
The examples are also based on each Account’s actual expenses, which may vary from the expense rates shown in CREF’s prospectus.
What were the Accounts' costs for the last six months?
(based on a hypothetical $10,000 investment)
Total Global Stock Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $6 0.11%
Class R3 $12 0.23%
Class R2 $14 0.27%
Class R1 $22 0.42%
Global Equities Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $5 0.09%
Class R3 $11 0.22%
Class R2 $14 0.26%
Class R1 $22 0.41%
Growth Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $3 0.07%
Class R3 $10 0.19%
Class R2 $12 0.23%
Class R1 $20 0.38%
S&P 500 Index Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $2 0.03%
Class R3 $8 0.15%
Class R2 $10 0.19%
Class R1 $18 0.34%
Core Bond Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $4 0.08%
Class R3 $10 0.20%
Class R2 $12 0.24%
Class R1 $20 0.39%
Inflation-Linked Bond Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $2 0.03%
Class R3 $8 0.16%
Class R2 $10 0.20%
Class R1 $17 0.35%

Expense Examples
(continued)
16
Responsible Balanced Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $4 0.07%
Class R3 $10 0.19%
Class R2 $12 0.23%
Class R1 $20 0.38%
Money Market Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $2 0.03%
Class R3 $8 0.16%
Class R2 $10 0.20%
Class R1 $17 0.35%
* Annualized for period less than one year.

17
See Notes to Financial Statements
Total Global Stock June 30, 2026
Summary Portfolio of Investments
(Unaudited)
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,942,409 (a) Tesla, Inc $ 1,237,577 0.9%
Other 1,257,463 0.8
2,495,040 1.7
BANKS
38,510,312 Banco Santander S.A. 534,517 0.4
3,889,182 Citigroup, Inc 544,330 0.4
3,887,281 JPMorgan Chase & Co 1,272,424 0.9
23,810,087 Mitsubishi UFJ Financial Group, Inc 474,367 0.3
8,970,844 Wells Fargo & Co 741,351 0.5
Other 8,602,169 5.9
12,169,158 8.4
CAPITAL GOODS
498,726 Caterpillar, Inc 531,093 0.4
1,398,408 Eaton Corp plc 595,890 0.4
1,248,998 General Electric Co 466,788 0.3
1,504,111 Siemens AG. 483,582 0.4
Other 13,273,552 9.1
15,350,905 10.6
COMMERCIAL & PROFESSIONAL SERVICES 1,036,756 0.7
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
13,142,721 (a) Amazon.com, Inc 3,132,436 2.2
1,363,019 Home Depot, Inc 480,710 0.3
Other 2,455,661 1.7
6,068,807 4.2
CONSUMER DURABLES & APPAREL 1,692,706 1.2
CONSUMER SERVICES
2,546,878 Booking Holdings, Inc 453,956 0.3
Other 1,897,394 1.3
2,351,350 1.6
CONSUMER STAPLES DISTRIBUTION & RETAIL
639,232 Costco Wholesale Corp 597,983 0.4
4,800,932 Walmart, Inc 543,754 0.4
Other 871,299 0.6
2,013,036 1.4
ENERGY
5,594,066 Exxon Mobil Corp 764,821 0.6
12,403,161 Shell plc 481,925 0.4
Other 3,896,094 2.6
5,142,840 3.6
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,246,823 1.6
FINANCIAL SERVICES
993,867 (a) Berkshire Hathaway, Inc 497,321 0.4
1,488,084 Mastercard, Inc (Class A) 764,280 0.6
1,353,108 Visa, Inc (Class A) 464,238 0.3
Other 5,293,858 3.6
7,019,697 4.9
FOOD, BEVERAGE & TOBACCO
2,802,859 Philip Morris International, Inc 507,065 0.4
Other 2,793,119 1.9
3,300,184 2.3
HEALTH CARE EQUIPMENT & SERVICES 3,125,219 2.2
HOUSEHOLD & PERSONAL PRODUCTS 1,194,837 0.8
Shares Description 1 1
Value
(000)
% of net
assets
INSURANCE $ 3,178,121 2.2%
MATERIALS
1,336,457 Linde plc 693,541 0.5
10,776,688 Smurfit WestRock plc 498,530 0.4
Other 5,014,126 3.4
6,206,197 4.3
MEDIA & ENTERTAINMENT
6,092,708 Alphabet, Inc 2,152,736 1.5
7,286,849 Alphabet, Inc (Class A) 2,604,101 1.8
1,760,756 Meta Platforms, Inc 991,816 0.7
Other 2,308,288 1.6
8,056,941 5.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,099,242 AbbVie, Inc 528,253 0.4
992,925 Eli Lilly & Co 1,190,944 0.8
3,791,692 Johnson & Johnson 962,976 0.7
725,296 Regeneron Pharmaceuticals, Inc 452,251 0.3
1,268,232 Roche Holding AG. 521,353 0.4
Other 5,470,083 3.7
9,125,860 6.3
REAL ESTATE MANAGEMENT & DEVELOPMENT 532,536 0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,314,981 (a) Advanced Micro Devices, Inc 763,886 0.6
2,877,000 Advantest Corp 591,880 0.4
1,477,490 Applied Materials, Inc 1,068,225 0.8
561,738 ASML Holding NV 1,112,340 0.8
7,010,273 Broadcom, Inc 2,648,131 1.8
647,899 Hynix Semiconductor, Inc 1,143,271 0.8
7,944,093 (a) Intel Corp 1,109,234 0.8
1,778,816 Lam Research Corp 770,814 0.5
872,497 Micron Technology, Inc 1,007,115 0.7
26,255,248 Nvidia Corp 5,253,413 3.6
36,980,458 Taiwan Semiconductor
Manufacturing Co Ltd 2,917,398 2.0
1,521,537 Texas Instruments, Inc 453,525 0.3
Other 4,118,109 2.8
22,957,341 15.9
SOFTWARE & SERVICES
9,365,348 Microsoft Corp 3,493,462 2.4
1,885,420 (a) Palo Alto Networks, Inc 642,966 0.5
Other 3,253,073 2.2
7,389,501 5.1
TECHNOLOGY HARDWARE & EQUIPMENT
3,550,574 Amphenol Corp (Class A) 626,037 0.5
17,138,539 (b) Apple, Inc 4,959,208 3.4
5,684,805 Cisco Systems, Inc 667,737 0.5
8,251,386 Samsung Electronics Co Ltd 1,830,959 1.3
712,881 Western Digital Corp 455,331 0.3
Other 4,758,080 3.2
13,297,352 9.2
TELECOMMUNICATION SERVICES 1,371,103 0.9
TRANSPORTATION 2,039,448 1.4
UTILITIES 3,540,012 2.5
TOTAL COMMON STOCKS
(Cost $110,922,183) 142,901,770 99.0
a a a a

Summary Portfolio of Investments
(continued)
Total Global Stock June 30, 2026
18
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 6/30/26, the aggregate value of securities on loan is $1,160,509,219.
At 6/30/26, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $811,390,422 or 0.6% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES $ 49,836 0.0%
$ 50,200,000
TOTAL GOVERNMENT BONDS
(Cost $49,875) 49,836 0.0
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES 381,126 0.3
TOTAL INVESTMENT COMPANIES
(Cost $280,813) 381,126 0.3
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
BANKS 1 0.0
CAPITAL GOODS 26 0.0
CONSUMER DURABLES & APPAREL 291 0.0
FINANCIAL SERVICES 0^ 0.0
FOOD, BEVERAGE & TOBACCO 1 0.0
MATERIALS 129 0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1 0.0
SOFTWARE & SERVICES 95 0.0
UTILITIES 217 0.0
TOTAL RIGHTS/WARRANTS
(Cost $367) 761 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $111,253,238) 143,333,493 99.3
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
CERTIFICATE OF DEPOSIT 120,000 0.1
COMMERCIAL PAPER 15,897 0.0
REPURCHASE AGREEMENTS 400,000 0.3
VARIABLE RATE SECURITIES 5,000 0.0
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $540,897) 540,897 0.4
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 393,642 0.3
REPURCHASE AGREEMENTS 345,558 0.2
TREASURY DEBT 253,719 0.2
TOTAL SHORT-TERM INVESTMENTS
(Cost $993,207) 992,919 0.7
a a a a
TOTAL PORTFOLIO
(Cost $112,787,342) 144,867,309 100.4
OTHER ASSETS & LIABILITIES, NET (506,846) (0.4)
NET ASSETS $ 144,360,463 100.0%
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

19
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 172 09/18/26   $ 25,519 $ 26,192 $ 673
S&P 500 E-Mini Index 1,273 09/18/26 477,311 480,446 3,135
S&P Mid-Cap 400 E-Mini Index 96 09/18/26 36,756 37,296 540
Total 1,541  $ 539,586  $ 543,934  $ 4,348

Global Equities June 30, 2026
Summary Portfolio of Investments
20
See Notes to Financial Statements
(Unaudited)
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUSTRALIA $ 319,724 0.8%
AUSTRIA 75,577 0.2
BELGIUM 156,170 0.4
BRAZIL 265,599 0.7
CANADA 541,995 1.4
CHILE 20,229 0.1
CHINA 721,669 1.9
COLOMBIA 3,980 0.0
CONGO, THE DEMOCRATIC REPUBLIC OF THE 1,347 0.0
COTE D'IVOIRE 2,083 0.0
CZECH REPUBLIC 3,566 0.0
DENMARK 207,948 0.5
EGYPT 1,910 0.0
FINLAND 18,415 0.1
FRANCE
749,240 Airbus SE 166,700 0.4
338,354 L'Oreal S.A. 148,320 0.4
Other 529,965 1.4
844,985 2.2
GERMANY 689,929 1.8
GREECE 26,964 0.1
HONG KONG 177,375 0.5
HUNGARY 8,591 0.0
INDIA 447,402 1.2
INDONESIA 13,996 0.0
IRELAND 61,371 0.2
ISRAEL 12,285 0.0
ITALY 213,958 0.6
JAPAN
1,251,200 Advantest Corp 257,407 0.7
11,431,500 Mitsubishi UFJ Financial Group, Inc 227,749 0.6
7,992,925 Sony Corp 160,850 0.4
4,348,703 Sumitomo Mitsui Financial Group,
Inc 170,465 0.5
Other 1,284,725 3.2
2,101,196 5.4
KOREA, REPUBLIC OF
153,353 Hynix Semiconductor, Inc 270,604 0.7
3,256,454 Samsung Electronics Co Ltd 722,598 1.9
Other 223,548 0.5
1,216,750 3.1
KUWAIT 14,386 0.0
LUXEMBOURG 8,523 0.0
MACAU 9,189 0.0
MALAYSIA 24,223 0.1
MEXICO 160,932 0.4
Shares Description 1 1
Value
(000)
% of net
assets
NETHERLANDS
283,261 ASML Holding NV $ 560,906 1.5%
Other 268,015 0.6
828,921 2.1
NEW ZEALAND 3,590 0.0
NORWAY 13,595 0.0
PERU 6,984 0.0
PHILIPPINES 7,496 0.0
POLAND 27,526 0.1
PORTUGAL 4,144 0.0
QATAR 13,170 0.0
ROMANIA 1,253 0.0
RUSSIA 2 0.0
SAUDI ARABIA 65,132 0.2
SINGAPORE 339,214 0.9
SOUTH AFRICA 141,596 0.4
SPAIN
6,314,450 Banco Bilbao Vizcaya Argentaria
S.A. 158,978 0.4
18,394,600 Banco Santander S.A. 255,314 0.7
Other 140,381 0.3
554,673 1.4
SWEDEN 131,743 0.3
SWITZERLAND 500,008 1.3
TAIWAN
13,550,349 Taiwan Semiconductor
Manufacturing Co Ltd 1,068,990 2.8
Other 377,674 0.9
1,446,664 3.7
THAILAND 25,826 0.1
TURKEY 10,122 0.0
UNITED ARAB EMIRATES 35,970 0.1
UNITED KINGDOM
2,310,412 British American Tobacco plc 142,975 0.4
Other 779,344 2.0
922,319 2.4
UNITED STATES
1,909,057 Alphabet, Inc 674,527 1.8
2,252,611 Alphabet, Inc (Class A) 805,016 2.1
5,070,772 (a) Amazon.com, Inc 1,208,568 3.1
5,879,021 (b) Apple, Inc 1,701,154 4.4
649,234 Applied Materials, Inc 469,396 1.2
1,869,595 Broadcom, Inc 706,240 1.8
319,172 Caterpillar, Inc 339,886 0.9
2,647,739 Cisco Systems, Inc 311,003 0.8
2,735,441 Coca-Cola Co 222,309 0.6
306,977 Costco Wholesale Corp 287,168 0.8
366,859 Eli Lilly & Co 440,022 1.1
2,218,171 Exxon Mobil Corp 303,268 0.8
1,077,393 (a) Flextronics International Ltd 174,613 0.5
2,473,122 Freeport-McMoRan, Inc (Class B) 155,535 0.4
450,325 Home Depot, Inc 158,821 0.4
3,261,073 (a) Intel Corp 455,344 1.2
1,563,962 Johnson & Johnson 397,199 1.0

21
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 6/30/26, the aggregate value of securities on loan is $269,569,187.
At 6/30/26, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $276,123,661 or 0.7% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description 1 1
Value
(000)
% of net
assets
UNITED STATES (continued)
1,302,112 JPMorgan Chase & Co $ 426,220 1.1%
337,091 Lam Research Corp 146,072 0.4
407,784 Linde plc 211,615 0.5
351,107 Mastercard, Inc (Class A) 180,329 0.5
384,527 Meta Platforms, Inc 216,600 0.6
335,781 Micron Technology, Inc 387,589 1.0
2,579,278 Microsoft Corp 962,122 2.5
8,589,677 Nvidia Corp 1,718,709 4.4
685,285 (a) Palo Alto Networks, Inc 233,696 0.6
854,920 Philip Morris International, Inc 154,664 0.4
1,298,563 Procter & Gamble Co 190,421 0.5
367,955 Roche Holding AG. 151,261 0.4
3,833,291 Shell plc 148,942 0.4
3,072,908 Smurfit WestRock plc 142,153 0.4
856,092 (a) Tesla, Inc 360,072 0.9
673,701 Texas Instruments, Inc 200,810 0.5
710,067 Visa, Inc (Class A) 243,617 0.6
1,958,184 Walmart, Inc 221,784 0.6
3,359,771 Wells Fargo & Co 277,652 0.7
252,540 Western Digital Corp 161,302 0.4
Other 8,894,000 22.9
24,439,699 63.2
ZAMBIA 4,264 0.0
TOTAL COMMON STOCKS
(Cost $27,505,715) 37,896,178 97.9
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES 101,157 0.3
TOTAL INVESTMENT COMPANIES
(Cost $92,244) 101,157 0.3
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
AUSTRALIA 0^ 0.0
CHINA 0^ 0.0
MALAYSIA 60 0.0
SPAIN 81 0.0
TOTAL RIGHTS/WARRANTS
(Cost $83) 141 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $27,598,042) 37,997,476 98.2
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
REPURCHASE AGREEMENTS 115,000 0.3
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $115,000) 115,000 0.3
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 347,060 0.9
REPURCHASE AGREEMENTS 119,500 0.3
Principal Description 1 1
Value
(000)
% of net
assets
TREASURY DEBT $ 235,136 0.6%
TOTAL SHORT-TERM INVESTMENTS
(Cost $701,935) 701,696 1.8
a a a a
TOTAL PORTFOLIO
(Cost $28,414,977) 38,814,172 100.3
OTHER ASSETS & LIABILITIES, NET (115,730) (0.3)
NET ASSETS $ 38,698,442 100.0%
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

Summary Portfolio of Investments
(continued)
Global Equities June 30, 2026
22
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 891 09/18/26   $ 141,015 $ 140,123 $ (892)
S&P 500 E-Mini Index 1,111 09/18/26 417,342 419,305 1,963
Total 2,002  $ 558,357  $ 559,428  $ 1,071

23
See Notes to Financial Statements
Growth June 30, 2026
Summary Portfolio of Investments
(Unaudited)
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
3,267,005 (a) Tesla, Inc $ 1,374,102 3 .2%
1,374,102 3 .2
CAPITAL GOODS
235,335 Caterpillar, Inc 250,608 0 .6
964,508 Eaton Corp plc 410,996 0 .9
440,260 GE Vernova, Inc 517,244 1 .2
2,268,750 General Electric Co 847,900 1 .9
2,228,647 Howmet Aerospace, Inc 599,194 1 .4
882,694 Quanta Services, Inc 635,575 1 .5
858,454 Trane Technologies plc 421,638 1 .0
1,913,295 Vertiv Holdings Co 640,610 1 .5
Other 457,689 1 .1
4,781,454 11 .1
COMMERCIAL & PROFESSIONAL SERVICES 232,521 0 .5
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
3,930,060 (a) Amazon.com, Inc 936,690 2 .2
662,353 Home Depot, Inc 233,599 0 .5
2,965,804 (a) O'Reilly Automotive, Inc 273,121 0 .6
1,377,955 TJX Cos, Inc 208,760 0 .5
1,652,170 3 .8
CONSUMER SERVICES
2,712,165 Booking Holdings, Inc 483,416 1 .1
705,373 Hilton Worldwide Holdings, Inc 233,098 0 .5
Other 94,968 0 .3
811,482 1 .9
CONSUMER STAPLES DISTRIBUTION & RETAIL
245,474 Casey's General Stores, Inc 195,100 0 .5
575,558 Costco Wholesale Corp 538,417 1 .2
733,517 1 .7
FINANCIAL SERVICES
724,665 American Express Co 245,118 0 .6
1,608,173 Mastercard, Inc (Class A) 825,957 1 .9
Other 176,903 0 .4
1,247,978 2 .9
HEALTH CARE EQUIPMENT & SERVICES
917,689 (a) Intuitive Surgical, Inc 364,947 0 .8
364,947 0 .8
MATERIALS 117,520 0 .3
MEDIA & ENTERTAINMENT
6,540,715 Alphabet, Inc 2,311,031 5 .3
4,336,054 Alphabet, Inc (Class A) 1,549,576 3 .6
1,310,140 Meta Platforms, Inc 737,989 1 .7
6,114,560 (a) Netflix, Inc 436,579 1 .0
Other 85,695 0 .2
5,120,870 11 .8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
837,901 AbbVie, Inc 210,849 0 .5
1,162,180 Eli Lilly & Co 1,393,954 3 .2
586,888 Regeneron Pharmaceuticals, Inc 365,948 0 .8
Other 464,079 1 .1
2,434,830 5 .6
Shares Description 1 1
Value
(000)
% of net
assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
399,492 (a) Advanced Micro Devices, Inc $ 232,069 0 .5%
834,732 Applied Materials, Inc 603,511 1 .4
8,934,610 Broadcom, Inc 3,375,049 7 .8
2,834,432 Lam Research Corp 1,228,245 2 .8
2,409,482 Microchip Technology, Inc 219,745 0 .5
27,813,456 Nvidia Corp 5,565,194 12 .9
11,223,813 25 .9
SOFTWARE & SERVICES
528,851 (a) Cadence Design Systems, Inc 198,488 0 .5
297,080 (a) Crowdstrike Holdings, Inc 226,714 0 .5
5,848,897 Microsoft Corp 2,181,756 5 .0
2,927,688 (a) Palantir Technologies, Inc 341,573 0 .8
2,913,672 (a) Palo Alto Networks, Inc 993,620 2 .3
1,876,372 (a) Snowflake, Inc 477,537 1 .1
Other 158,975 0 .4
4,578,663 10 .6
TECHNOLOGY HARDWARE & EQUIPMENT
4,885,542 Amphenol Corp (Class A) 861,419 2 .0
10,918,470 Apple, Inc 3,159,369 7 .3
5,226,450 (a) Arista Networks, Inc 887,869 2 .0
504,389 (a) Ciena Corp 247,433 0 .6
1,295,577 Corning, Inc 330,929 0 .8
671,710 Dell Technologies, Inc 289,816 0 .7
581,860 Jabil Inc 224,295 0 .5
249,022 (a) Lumentum Holdings, Inc 213,676 0 .5
262,187 (a) SanDisk Corp 596,143 1 .4
1,372,822 Western Digital Corp 876,849 2 .0
Other 65,747 0 .1
7,753,545 17 .9
TELECOMMUNICATION SERVICES 99,450 0 .2
TRANSPORTATION 116,115 0 .3
UTILITIES 21,881 0 .1
TOTAL COMMON STOCKS
(Cost $23,963,761) 42,664,858 98 .6
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES
3,404,505 iShares Russell 1000 Growth ETF 422,737 1 .0
TOTAL INVESTMENT COMPANIES
(Cost $390,950) 422,737 1 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $24,354,711) 43,087,595 99 .6
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 10,901 0 .0
REPURCHASE AGREEMENTS 173,733 0 .4
TREASURY DEBT 22,333 0 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $206,972) 206,967 0 .5
a a a a
TOTAL PORTFOLIO
(Cost $24,561,683) 43,294,562 100 .1
OTHER ASSETS & LIABILITIES, NET (34,433) ( 0 .1 )
NET ASSETS $ 43,260,129 100 .0%

Summary Portfolio of Investments
(continued)
Growth June 30, 2026
24
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

25
See Notes to Financial Statements
S&P 500 Index June 30, 2026
Summary Portfolio of Investments
(Unaudited)
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,220,647 (a) Tesla, Inc $ 513,404 1 .8%
Other 60,239 0 .2
573,643 2 .0
BANKS
2,830,631 Bank of America Corp 161,289 0 .6
1,161,771 JPMorgan Chase & Co 380,282 1 .4
1,326,809 Wells Fargo & Co 109,647 0 .4
Other 301,375 1 .0
952,593 3 .4
CAPITAL GOODS
199,700 Caterpillar, Inc 212,660 0 .8
116,509 GE Vernova, Inc 136,882 0 .5
452,370 General Electric Co 169,064 0 .6
583,891 RTX Corp 110,782 0 .4
Other 1,296,444 4 .6
1,925,832 6 .9
COMMERCIAL & PROFESSIONAL SERVICES 194,121 0 .7
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
4,244,242 (a) Amazon.com, Inc 1,011,573 3 .6
431,859 Home Depot, Inc 152,308 0 .6
Other 295,979 1 .0
1,459,860 5 .2
CONSUMER DURABLES & APPAREL 118,884 0 .4
CONSUMER SERVICES 451,057 1 .6
CONSUMER STAPLES DISTRIBUTION & RETAIL
192,355 Costco Wholesale Corp 179,942 0 .6
1,900,798 Walmart, Inc 215,284 0 .8
Other 89,131 0 .3
484,357 1 .7
ENERGY
811,700 Chevron Corp 134,547 0 .5
1,797,197 (b) Exxon Mobil Corp 245,713 0 .9
Other 451,736 1 .6
831,996 3 .0
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 487,980 1 .7
FINANCIAL SERVICES
794,875 (a) Berkshire Hathaway, Inc 397,748 1 .4
127,907 Goldman Sachs Group, Inc 129,361 0 .5
349,841 Mastercard, Inc (Class A) 179,678 0 .6
519,739 Morgan Stanley 108,646 0 .4
719,609 Visa, Inc (Class A) 246,891 0 .9
Other 831,089 2 .9
1,893,413 6 .7
FOOD, BEVERAGE & TOBACCO
1,675,694 Coca-Cola Co 136,184 0 .5
675,079 Philip Morris International, Inc 122,128 0 .5
Other 296,799 1 .0
555,111 2 .0
HEALTH CARE EQUIPMENT & SERVICES
393,246 UnitedHealth Group, Inc 163,445 0 .6
Other 697,727 2 .5
861,172 3 .1
Shares Description 1 1
Value
(000)
% of net
assets
HOUSEHOLD & PERSONAL PRODUCTS
1,013,115 Procter & Gamble Co $ 148,563 0 .5%
Other 86,881 0 .3
235,444 0 .8
INSURANCE 439,846 1 .6
MATERIALS
200,464 Linde plc 104,029 0 .4
Other 409,255 1 .4
513,284 1 .8
MEDIA & ENTERTAINMENT
2,049,246 Alphabet, Inc 724,060 2 .6
2,542,335 Alphabet, Inc (Class A) 908,554 3 .2
952,148 Meta Platforms, Inc 536,336 1 .9
1,825,692 (a) Netflix, Inc 130,354 0 .5
Other 191,798 0 .7
2,491,102 8 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
765,989 AbbVie, Inc 192,753 0 .7
342,983 Eli Lilly & Co 411,384 1 .5
1,043,709 Johnson & Johnson 265,071 0 .9
1,070,850 Merck & Co, Inc 137,604 0 .5
Other 615,524 2 .2
1,622,336 5 .8
REAL ESTATE MANAGEMENT & DEVELOPMENT 22,878 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
706,977 (a) Advanced Micro Devices, Inc 410,690 1 .5
344,091 Applied Materials, Inc 248,778 0 .9
2,052,828 Broadcom, Inc 775,456 2 .8
2,050,210 (a) Intel Corp 286,271 1 .0
566,372 KLA Corp 170,880 0 .6
542,200 Lam Research Corp 234,951 0 .8
379,609 Marvell Technology, Inc 113,082 0 .4
488,954 Micron Technology, Inc 564,395 2 .0
10,501,371 Nvidia Corp 2,101,219 7 .5
393,220 Texas Instruments, Inc 117,207 0 .4
Other 328,841 1 .2
5,351,770 19 .1
SOFTWARE & SERVICES
407,842 International Business Machines
Corp 114,689 0 .4
3,220,773 Microsoft Corp 1,201,413 4 .3
735,719 Oracle Corp 107,820 0 .4
997,114 (a) Palantir Technologies, Inc 116,333 0 .4
351,969 (a) Palo Alto Networks, Inc 120,029 0 .4
Other 620,126 2 .2
2,280,410 8 .1
TECHNOLOGY HARDWARE & EQUIPMENT
6,368,062 Apple, Inc 1,842,662 6 .6
1,712,583 Cisco Systems, Inc 201,160 0 .7
63,952 (a) SanDisk Corp 145,410 0 .5
Other 808,925 2 .9
2,998,157 10 .7
TELECOMMUNICATION SERVICES 211,508 0 .7
TRANSPORTATION 376,346 1 .3
UTILITIES 612,101 2 .2
TOTAL COMMON STOCKS
(Cost $8,267,948) 27,945,201 99 .5
a a a a

Summary Portfolio of Investments
(continued)
S&P 500 Index June 30, 2026
26
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 6/30/26, the aggregate value of securities on loan is $22,049,405.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Investments in Derivatives
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES $ 3 0 .0%
TOTAL RIGHTS/WARRANTS
(Cost $3) 3 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $8,267,951) 27,945,204 99 .5
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
13,438,136 (c) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.660%(d) 13,438 0 .1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $13,438) 13,438 0 .1
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 18,326 0 .1
REPURCHASE AGREEMENTS 71,334 0 .2
TREASURY DEBT 60,958 0 .2
TOTAL SHORT-TERM INVESTMENTS
(Cost $150,637) 150,618 0 .5
a a a a
TOTAL PORTFOLIO
(Cost $8,432,026) 28,109,260 100 .1
OTHER ASSETS & LIABILITIES, NET (23,360) ( 0 .1 )
NET ASSETS $ 28,085,900 100 .0%
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 339 09/18/26   $ 127,986 $ 127,943 $ (43)

27
See Notes to Financial Statements
Core Bond June 30, 2026
Summary Portfolio of Investments
(Unaudited)
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 3,114 0.0%
COMMERCIAL & PROFESSIONAL SERVICES 778 0.0
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,078 0.0
CONSUMER DURABLES & APPAREL 165 0.0
CONSUMER SERVICES 4,256 0.1
ENERGY 347 0.0
FINANCIAL SERVICES 2,247 0.0
FOOD, BEVERAGE & TOBACCO 234 0.0
HEALTH CARE EQUIPMENT & SERVICES 372 0.0
REAL ESTATE MANAGEMENT & DEVELOPMENT 467 0.0
SOFTWARE & SERVICES 3,017 0.0
TRANSPORTATION 200 0.0
TOTAL BANK LOAN OBLIGATIONS
(Cost $16,462) 16,275 0.1
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 26,679 0.2
BANKS
JPMorgan Chase & Co
$ 200,650,000 (a) 1.953%-6.875%, 04/26/28-N/A 199,148 1.7
EUR 600,000 1.638%, 05/18/28, Reg S 678 0.0
Morgan Stanley Private Bank NA
65,425,000 4.465%, 11/19/31 64,305 0.5
Other 544,396 4.1
808,527 6.3
CAPITAL GOODS 102,188 0.8
COMMERCIAL & PROFESSIONAL SERVICES 27,356 0.2
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 82,640 0.6
CONSUMER SERVICES 38,023 0.3
CONSUMER STAPLES DISTRIBUTION & RETAIL 25,966 0.2
ENERGY 175,803 1.4
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 186,540 1.4
FINANCIAL SERVICES 238,797 1.8
FOOD, BEVERAGE & TOBACCO 86,180 0.7
HEALTH CARE EQUIPMENT & SERVICES 118,788 0.9
HOUSEHOLD & PERSONAL PRODUCTS 24,793 0.2
INSURANCE 225,942 1.8
MATERIALS 74,177 0.6
MEDIA & ENTERTAINMENT 96,931 0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 81,418 0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 35,459 0 .3
SOFTWARE & SERVICES 91,315 0.7
TECHNOLOGY HARDWARE & EQUIPMENT 48,831 0.4
TELECOMMUNICATION SERVICES 220,633 1.7
Principal Description 1 1
Value
(000)
% of net
assets
TRANSPORTATION $ 11,658 0.1%
UTILITIES 400,459 3.1
$ 3,398,924,015
TOTAL CORPORATE BONDS
(Cost $3,382,507) 3,229,103 25.0
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
AGENCY SECURITIES 19,168 0.2
ELECTRIC, GAS, AND SANITARY SERVICES 2,880 0.0
FOREIGN GOVERNMENT BONDS 352,556 2.7
MORTGAGE BACKED
Fannie Mae Pool
56,829,983 2.500%, 12/01/51 47,934 0.4
67,630,714 4.000%, 06/01/52 63,483 0.5
120,246,323 4.000%, 09/01/52 112,704 0.8
116,918,901 4.500%, 09/01/52 112,854 0.9
77,236,683 4.000%, 10/01/52 72,369 0.6
61,607,259 4.500%, 10/01/52 59,556 0.5
100,783,617 4.500%, 11/01/52 97,215 0.8
52,714,340 5.000%, 02/01/53 52,177 0.4
54,453,140 5.000%, 04/01/53 53,846 0.4
88,343,509 5.500%, 06/01/53 89,248 0.7
175,777,311 5.500%, 04/01/54 176,976 1.3
187,187,328 5.500%, 05/01/54 188,698 1.4
50,048,857 5.000%, 12/01/54 49,301 0.4
834,724,743 2.500%-6.000%,
05/01/32-10/01/54 785,334 6.1
Freddie Mac Pool
70,479,088 3.000%, 05/01/52 61,605 0.5
53,120,985 4.000%, 10/01/52 49,783 0.4
98,085,294 5.000%, 06/01/53 96,915 0.8
49,560,192 5.500%, 04/01/54 49,914 0.4
237,503,427 2.500%-6.000%,
11/01/49-08/01/53 225,381 1.7
Other 848,880 6.5
3,294,173 25.5
MUNICIPAL BONDS 201,077 1.6
NONDEPOSITORY INSTITUTIONS 1,935 0.0
OTHER MORTGAGE BACKED 4,605 0.0
U.S. TREASURY SECURITIES
United States Treasury Note
94,645,000 4.250%, 11/30/26 94,770 0.7
132,820,000 3.500%, 09/30/27 131,777 1.0
99,125,000 4.125%, 11/15/27 99,063 0.8
101,950,000 3.500%, 11/15/28 100,417 0.8
92,075,000 3.500%, 01/15/29 90,597 0.7
284,810,000 3.750%, 01/31/31 279,437 2.2
253,447,000 4.125%, 05/31/31 252,516 2.0
70,560,000 4.125%, 03/31/32 70,105 0.5
52,791,000 3.875%, 08/31/32 51,653 0.4
96,975,000 3.750%, 11/30/32 94,066 0.7
48,848,000 4.250%, 03/31/33 48,695 0.4
63,758,000 4.125%, 02/15/36 62,204 0.5
53,250,000 4.625%, 11/15/45 51,145 0.4
142,772,000 4.625%, 11/15/55 135,834 1.1
United States Treasury Note/Bond
126,225,000 3.875%, 07/31/27 125,865 1.0
177,825,000 3.500%, 04/30/28 175,734 1.4
53,265,000 4.125%, 06/30/28 53,238 0.4
67,407,000 3.375%, 09/15/28 66,285 0.5
113,120,000 3.500%, 04/30/30 110,380 0.9

Summary Portfolio of Investments
(continued)
Core Bond June 30, 2026
28
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 6/30/26, the aggregate value of securities on loan is $23,219,271.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
U.S. TREASURY SECURITIES (continued)
$ 70,450,000 4.000%, 01/31/31 $ 69,839 0.5%
183,447,000 4.125%, 06/30/31 182,802 1.4
57,151,000 4.125%, 07/31/31 56,914 0.4
97,957,900 3.750%, 08/31/31 95,815 0.7
61,290,000 4.375%, 05/15/36 60,964 0.5
85,325,800 2.375%, 02/15/42 62,228 0.5
91,758,000 3.375%, 08/15/42 76,564 0.6
56,675,000 3.875%, 02/15/43 50,217 0.4
49,800,000 4.625%, 05/15/44 48,110 0.4
131,970,000 4.625%, 02/15/46 126,671 1.0
256,002,000 2.250%, 02/15/52 154,131 1.2
134,866,000 4.750%, 02/15/56 131,010 1.0
394,887,000 0.500%-4.125%,
02/28/27-02/15/53 315,335 2.4
Other 98,343 0 .7
3,622,724 28.1
39,377,116,078
TOTAL GOVERNMENT BONDS
(Cost $7,809,948) 7,499,118 58.1
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
FINANCIAL SERVICES 4,381 0.0
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,381 0.0
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
AGENCY COLLAT CMO 11,855 0.1
AUTOMOBILE ABS 65,740 0.5
COMMERCIAL MBS 851,470 6.6
CREDIT CARD ABS 6,554 0.1
ENERGY 288 0.0
FINANCIAL SERVICES 4,506 0.0
HOME EQUITY ABS 658 0.0
OTHER ABS 368,216 2.9
STUDENT LOAN ABS 4,818 0.0
UTILITIES 1,290 0.0
WL COLLAT SUPPORT CMO 148,448 1.2
WL COLLATERAL CMO 186,437 1.4
1,865,732,690
TOTAL STRUCTURED ASSETS
(Cost $1,730,310) 1,650,280 12.8
TOTAL LONG-TERM INVESTMENTS
(Cost $12,943,575) 12,399,157 96.0
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
7,209,739 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.660%(c) 7,210 0.1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $7,210) 7,210 0.1
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT $ 84,499 0.7%
REPURCHASE AGREEMENTS
Fixed Income Clearing Corporation
$ 60,988,000 (d) 3.650%, 07/01/26 60,988 0.5
Other 48,120 0.4
109,108 0.9
TREASURY DEBT 108,645 0.8
TOTAL SHORT-TERM INVESTMENTS
(Cost $302,372) 302,252 2.4
a a a a
TOTAL PORTFOLIO
(Cost $13,253,157) 12,708,619 98.5
OTHER ASSETS & LIABILITIES, NET 189,619 1.5
NET ASSETS $ 12,898,238 100.0%
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
EUR Euro
MBS Mortgage-Backed Security
WL Whole Loan
(a) Perpetual security. Maturity date is not applicable.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.
(d) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $60,994,184 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 6/30/33, valued at $62,207,933.

29
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 5-Year Note 2,377 09/30/26   $ 254,180 $ 254,450 $ 270
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
AUD 500 $ 345 Australia and New Zealand Banking Group Limited 07/08/26 1
EUR 884 $ 1,025 Australia and New Zealand Banking Group Limited 07/08/26 (15)
GBP 11 $ 15 Australia and New Zealand Banking Group Limited 07/08/26 0^
GBP 1,145 $ 1,546 Australia and New Zealand Banking Group Limited 07/08/26 (26)
$ 7,900 AUD 11,503 Australia and New Zealand Banking Group Limited 07/08/26 (63)
$ 8 CAD 10 Australia and New Zealand Banking Group Limited 07/08/26 0^
$ 12,584 CAD 17,445 Australia and New Zealand Banking Group Limited 07/08/26 279
$ 2,121 CHF 1,677 Australia and New Zealand Banking Group Limited 07/08/26 44
$ 568 EUR 498 Australia and New Zealand Banking Group Limited 07/08/26 (1)
$ 468 EUR 396 Australia and New Zealand Banking Group Limited 07/08/26 15
$ 1,494 EUR 1,271 Australia and New Zealand Banking Group Limited 07/08/26 41
$ 767 EUR 661 Australia and New Zealand Banking Group Limited 07/08/26 11
$ 107,182 EUR 92,740 Australia and New Zealand Banking Group Limited 07/08/26 1,184
$ 1,656 EUR 1,452 Australia and New Zealand Banking Group Limited 07/08/26 (4)
$ 2,003 GBP 1,484 Australia and New Zealand Banking Group Limited 07/08/26 34
$ 24,829 GBP 18,836 Australia and New Zealand Banking Group Limited 07/08/26 (158)
$ 992 SGD 1,270 Australia and New Zealand Banking Group Limited 07/10/26 9
CAD 42 $ 29 Bank of America, N.A. 07/08/26 0^
EUR 322 $ 373 Bank of America, N.A. 07/08/26 (5)
EUR 1,420 $ 1,620 Bank of America, N.A. 07/08/26 3
GBP 266 $ 356 Bank of America, N.A. 07/08/26 (2)
$ 756 CAD 1,031 Bank of America, N.A. 07/08/26 29
$ 347 EUR 299 Bank of America, N.A. 07/08/26 5
$ 535 GBP 400 Bank of America, N.A. 07/08/26 5
$ 24,777 JPY 3,917,420 Bank of America, N.A. 07/08/26 668
$ 744 ZAR 12,169 Bank of America, N.A. 07/08/26 2
$ 7,289 KRW 11,163,710 Bank of America, N.A. 07/10/26 71
EUR 14 $ 16 Citibank N.A. 07/08/26 (0)^
EUR 5 $ 5 Citibank N.A. 07/08/26 (0)^
$ 2,424 CZK 50,444 Citibank N.A. 07/08/26 49
$ 5,488 EUR 4,749 Citibank N.A. 07/08/26 60
$ 562 EUR 483 Citibank N.A. 07/08/26 10
$ 1,942 NZD 3,389 Citibank N.A. 07/08/26 17
$ 2,540 PLN 9,258 Citibank N.A. 07/08/26 79
$ 656 RON 2,973 Citibank N.A. 07/08/26 8
$ 1,337 THB 43,650 Citibank N.A. 07/10/26 22
$ 1,965 EUR 1,679 JPMorgan Chase Bank N.A. 07/08/26 46
CZK 59 $ 3 Morgan Stanley Capital Services 07/08/26 0^
$ 1,110 HUF 338,702 Morgan Stanley Capital Services 07/08/26 22
$ 1,117 HUF 344,682 Morgan Stanley Capital Services 07/08/26 10
$ 2,864 MXN 49,619 Morgan Stanley Capital Services 07/08/26 28
$ 1,597 NOK 14,822 Morgan Stanley Capital Services 07/08/26 99
$ 903 CLP 807,396 Morgan Stanley Capital Services 07/10/26 27
$ 574 CLP 509,071 Morgan Stanley Capital Services 07/10/26 22
$ 2,076 MYR 8,347 Morgan Stanley Capital Services 07/10/26 33
EUR 2,045 $ 2,414 Toronto Dominion Bank 07/08/26 (77)
EUR 2,695 $ 3,167 Toronto Dominion Bank 07/08/26 (86)
EUR 1,377 $ 1,603 Toronto Dominion Bank 07/08/26 (29)
NOK 5,996 $ 618 Toronto Dominion Bank 07/08/26 (12)
$ 2,008 CAD 2,733 Toronto Dominion Bank 07/08/26 80
$ 916 EUR 781 Toronto Dominion Bank 07/08/26 23
$ 615 NOK 6,008 Toronto Dominion Bank 07/08/26 9
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 6/30/26, the aggregate value of securities on loan is $23,219,271.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
U.S. TREASURY SECURITIES (continued)
$ 70,450,000 4.000%, 01/31/31 $ 69,839 0.5%
183,447,000 4.125%, 06/30/31 182,802 1.4
57,151,000 4.125%, 07/31/31 56,914 0.4
97,957,900 3.750%, 08/31/31 95,815 0.7
61,290,000 4.375%, 05/15/36 60,964 0.5
85,325,800 2.375%, 02/15/42 62,228 0.5
91,758,000 3.375%, 08/15/42 76,564 0.6
56,675,000 3.875%, 02/15/43 50,217 0.4
49,800,000 4.625%, 05/15/44 48,110 0.4
131,970,000 4.625%, 02/15/46 126,671 1.0
256,002,000 2.250%, 02/15/52 154,131 1.2
134,866,000 4.750%, 02/15/56 131,010 1.0
394,887,000 0.500%-4.125%,
02/28/27-02/15/53 315,335 2.4
Other 98,343 0 .7
3,622,724 28.1
39,377,116,078
TOTAL GOVERNMENT BONDS
(Cost $7,809,948) 7,499,118 58.1
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
FINANCIAL SERVICES 4,381 0.0
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,381 0.0
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
AGENCY COLLAT CMO 11,855 0.1
AUTOMOBILE ABS 65,740 0.5
COMMERCIAL MBS 851,470 6.6
CREDIT CARD ABS 6,554 0.1
ENERGY 288 0.0
FINANCIAL SERVICES 4,506 0.0
HOME EQUITY ABS 658 0.0
OTHER ABS 368,216 2.9
STUDENT LOAN ABS 4,818 0.0
UTILITIES 1,290 0.0
WL COLLAT SUPPORT CMO 148,448 1.2
WL COLLATERAL CMO 186,437 1.4
1,865,732,690
TOTAL STRUCTURED ASSETS
(Cost $1,730,310) 1,650,280 12.8
TOTAL LONG-TERM INVESTMENTS
(Cost $12,943,575) 12,399,157 96.0
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
7,209,739 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.660%(c) 7,210 0.1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $7,210) 7,210 0.1
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT $ 84,499 0.7%
REPURCHASE AGREEMENTS
Fixed Income Clearing Corporation
$ 60,988,000 (d) 3.650%, 07/01/26 60,988 0.5
Other 48,120 0.4
109,108 0.9
TREASURY DEBT 108,645 0.8
TOTAL SHORT-TERM INVESTMENTS
(Cost $302,372) 302,252 2.4
a a a a
TOTAL PORTFOLIO
(Cost $13,253,157) 12,708,619 98.5
OTHER ASSETS & LIABILITIES, NET 189,619 1.5
NET ASSETS $ 12,898,238 100.0%
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
EUR Euro
MBS Mortgage-Backed Security
WL Whole Loan
(a) Perpetual security. Maturity date is not applicable.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.
(d) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $60,994,184 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 6/30/33, valued at $62,207,933.

Summary Portfolio of Investments
(continued)
Core Bond June 30, 2026
30
See Notes to Financial Statements
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 347 EUR 304 Toronto Dominion Bank 08/03/26 (0)^
Total  $ 2,567
Total unrealized appreciation on forward foreign currency contracts   $ 3,045
Total unrealized depreciation on forward foreign currency contracts   $ (478)
^ Amount represents less than $1,000.
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
ZAR South African Rand

31
See Notes to Financial Statements
Inflation-Linked Bond June 30, 2026
Summary Portfolio of Investments
(Unaudited)
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 6,613 0.1%
CONSUMER DURABLES & APPAREL 684 0.0
CONSUMER SERVICES 5,127 0.1
FINANCIAL SERVICES 1,491 0.0
HEALTH CARE EQUIPMENT & SERVICES 524 0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,538 0.0
SOFTWARE & SERVICES 1,650 0.0
TECHNOLOGY HARDWARE & EQUIPMENT 145 0.0
TOTAL BANK LOAN OBLIGATIONS
(Cost $17,712) 17,772 0.2
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 2,024 0.0
BANKS 33,001 0.4
CAPITAL GOODS 2,595 0.0
COMMERCIAL & PROFESSIONAL SERVICES 2,269 0.0
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,968 0.0
CONSUMER STAPLES DISTRIBUTION & RETAIL 3,534 0.1
ENERGY 38,918 0.5
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,733 0.0
FINANCIAL SERVICES 8,936 0.1
FOOD, BEVERAGE & TOBACCO 6,389 0.1
HEALTH CARE EQUIPMENT & SERVICES 7,394 0.1
INSURANCE 2,047 0.0
MATERIALS 18,618 0.2
MEDIA & ENTERTAINMENT 2,460 0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,013 0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,964 0.0
SOFTWARE & SERVICES 913 0.0
TELECOMMUNICATION SERVICES 10,129 0.1
TRANSPORTATION 6,196 0.1
UTILITIES 11,131 0.2
$ 166,233,748
TOTAL CORPORATE BONDS
(Cost $165,139) 165,232 2.0
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
MORTGAGE BACKED
Freddie Mac STACR REMIC Trust
10,605,000 (a),(b) 6.878%, 04/25/43, (SOFR30A +
3.250%) 11,003 0.1
Ginnie Mae I Pool
11,725,718 3.600%, 09/15/31 11,393 0.1
28,216,021 1.730%, 07/15/37 24,105 0.3
19,730,574 1.650%, 07/15/42 15,592 0.2
Principal Description 1 1
Value
(000)
% of net
assets
MORTGAGE BACKED (continued)
$ 22,430,977 2.750%, 01/15/45 $ 21,172 0.3%
Other 46,217 0.6
129,482 1.6
U.S. TREASURY SECURITIES
United States Treasury Inflation
Indexed Bonds
142,647,840 (c) 0.375%, 01/15/27 140,776 1.7
80,827,574 (c) 2.375%, 01/15/27 80,622 1.0
170,267,816 (c) 0.125%, 04/15/27 166,942 2.0
118,543,100 (c) 0.375%, 07/15/27 116,560 1.4
151,723,800 (c) 1.625%, 10/15/27 150,966 1.8
259,819,175 (c) 0.500%, 01/15/28 253,159 3.1
192,925,238 (c) 1.750%, 01/15/28 191,573 2.3
213,885,438 (c) 1.250%, 04/15/28 210,408 2.5
139,405,817 (c) 3.625%, 04/15/28 142,894 1.7
124,275,247 (c) 0.750%, 07/15/28 121,502 1.5
75,653,270 (c) 2.375%, 10/15/28 76,459 0.9
302,598,045 (c) 0.875%, 01/15/29 294,353 3.6
151,809,614 (c) 2.500%, 01/15/29 153,707 1.9
399,663,232 (c) 2.125%, 04/15/29 400,750 4.9
55,368,421 (c) 3.875%, 04/15/29 58,133 0.7
253,800,300 (c) 0.250%, 07/15/29 242,045 2.9
161,069,996 (c) 1.625%, 10/15/29 159,933 1.9
306,195,116 (c) 0.125%, 01/15/30 287,511 3.5
343,472,828 (c) 1.625%, 04/15/30 339,278 4.1
175,409,223 (c) 0.125%, 07/15/30 163,877 2.0
282,284,509 (c) 1.125%, 10/15/30 274,082 3.3
361,099,491 (c) 0.125%, 01/15/31 333,489 4.0
46,471,425 (c) 1.125%, 04/15/31 45,022 0.5
317,325,990 (c) 0.125%, 07/15/31 291,313 3.5
171,034,616 (c) 0.125%, 01/15/32 154,826 1.9
51,767,664 (c) 3.375%, 04/15/32 55,724 0.7
278,214,808 (c) 0.625%, 07/15/32 257,644 3.1
383,612,286 (c) 1.125%, 01/15/33 362,814 4.4
286,417,749 (c) 1.375%, 07/15/33 274,732 3.3
447,389,140 (c) 1.750%, 01/15/34 437,112 5.3
361,634,648 (c) 1.875%, 07/15/34 356,420 4.3
390,939,665 (c) 2.125%, 01/15/35 390,018 4.7
345,231,431 (c) 1.875%, 07/15/35 337,572 4.1
282,366,758 (c) 1.875%, 01/15/36 274,219 3.3
31,961,848 (c) 2.125%, 02/15/40 30,820 0.4
Other 2,089 0.0
7,629,344 92.2
7,997,356,793
TOTAL GOVERNMENT BONDS
(Cost $7,962,379) 7,758,826 93.8
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
AUTOMOBILE ABS
Ford Credit Auto Owner Trust
14,055,000 4.070%, 07/15/29 14,034 0.2
18,000,000 (b) 4.870%, 08/15/36 18,178 0.2
GM Financial Revolving Receivables
Trust
11,000,000 (b) 4.980%, 12/11/36 11,138 0.1
Honda Auto Receivables Owner Trust
12,575,000 3.780%, 09/23/30 12,428 0.2
Tesla Auto Lease Trust
10,229,984 (b) 4.820%, 10/20/27 10,244 0.1

Summary Portfolio of Investments
(continued)
Inflation-Linked Bond June 30, 2026
32
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 6/30/26, the aggregate value of securities on loan is $41,200.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
AUTOMOBILE ABS (continued)
Toyota Auto Receivables Owner Trust
$ 17,757,087 4.400%, 06/15/29 $ 17,767 0.2%
Other 27,055 0.3
110,844 1.3
COMMERCIAL MBS
PLYM Commercial Mortgage Trust
11,560,000
(a),(b) 4.900%, 03/15/43,, (TSFR1M +
1.250%) 11,582 0.1
Other 82,483 1.0
94,065 1.1
OTHER ABS
Verizon Master Trust Series
25,000,000 (b) 5.000%, 06/21/32 25,324 0.3
Other 30,408 0.4
55,732 0.7
WL COLLATERAL CMO
Connecticut Avenue Securities Trust
10,855,000
(a),(b) 8.106%, 12/25/42,, (SOFR30A +
3.750%) 11,246 0.1
Other 9,484 0.2
20,730 0.3
286,643,788
TOTAL STRUCTURED ASSETS
(Cost $286,008) 281,371 3.4
TOTAL LONG-TERM INVESTMENTS
(Cost $8,431,238) 8,223,201 99.4
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
42,124 (d) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.660%(e) 42 0.0
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $42) 42 0.0
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENTS
Fixed Income Clearing Corporation
14,604,000 (f) 3.650%, 07/01/26 14,604 0.2
14,604 0.2
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,604) 14,604 0.2
a a a a
TOTAL PORTFOLIO
(Cost $8,445,884) 8,237,847 99.6
OTHER ASSETS & LIABILITIES, NET 31,072 0.4
NET ASSETS $ 8,268,919 100.0%
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
MBS Mortgage-Backed Security
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
WL Whole Loan
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $326,873,484 or 4.0% of Total
Investments.
(c) Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $14,605,481 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 7/15/32, valued at $14,896,087.

33
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 5-Year Note 2,134 09/30/26   $ 228,195 $ 228,438 $ 243

Responsible Balanced June 30, 2026
Consolidated Summary Portfolio of Investments
34
See Notes to Financial Statements
(Unaudited)
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 0^ 0.0%
UTILITIES 14,700 0.1
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,042) 14,700 0.1
Shares Description 1 1
Value
(000)
% of net
assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
468,356 (a) Tesla, Inc 196,991 0.9
Other 87,428 0.4
284,419 1.3
BANKS
848,242 Citigroup, Inc 118,720 0.5
638,862 JPMorgan Chase & Co 209,119 1.0
Other 584,174 2.7
912,013 4.2
CAPITAL GOODS
163,769 Caterpillar, Inc 174,398 0.8
128,953 Deere & Co 81,799 0.4
241,723 Eaton Corp plc 103,003 0.5
109,084 Quanta Services, Inc 78,545 0.4
Other 912,306 4.1
1,350,051 6.2
COMMERCIAL & PROFESSIONAL SERVICES 156,677 0.7
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
322,964 Home Depot, Inc 113,903 0.5
565,019 TJX Cos, Inc 85,600 0.4
Other 216,205 1.0
415,708 1.9
CONSUMER DURABLES & APPAREL 97,070 0.4
CONSUMER SERVICES
432,421 Booking Holdings, Inc 77,075 0.4
Other 156,609 0.7
233,684 1.1
CONSUMER STAPLES DISTRIBUTION & RETAIL
193,988 Costco Wholesale Corp 181,470 0.8
Other 110,108 0.5
291,578 1.3
ENERGY 250,881 1.2
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
626,411 Prologis, Inc 84,860 0.4
Other 96,210 0.4
181,070 0.8
FINANCIAL SERVICES
287,391 American Express Co 97,210 0.5
114,171 Goldman Sachs Group, Inc 115,469 0.5
252,946 Mastercard, Inc (Class A) 129,913 0.6
514,655 Morgan Stanley 107,584 0.5
471,770 Visa, Inc (Class A) 161,860 0.7
Other 347,450 1.6
959,486 4.4
Shares Description 1 1
Value
(000)
% of net
assets
FOOD, BEVERAGE & TOBACCO
2,018,853 Coca-Cola Co $ 164,072 0.8%
Other 181,026 0.8
345,098 1.6
HEALTH CARE EQUIPMENT & SERVICES 216,360 1.0
HOUSEHOLD & PERSONAL PRODUCTS
1,319,773 Procter & Gamble Co 193,532 0.9
Other 60,783 0.3
254,315 1.2
INSURANCE
254,143 Travelers Cos, Inc 83,898 0.4
Other 454,628 2.1
538,526 2.5
MATERIALS 274,903 1.3
MEDIA & ENTERTAINMENT
868,139 Alphabet, Inc 306,740 1.4
1,008,977 Alphabet, Inc (Class A) 360,578 1.7
Other 138,433 0.6
805,751 3.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
423,755 Danaher Corp 80,717 0.4
155,835 Eli Lilly & Co 186,913 0.9
Other 654,715 3.0
922,345 4.3
REAL ESTATE MANAGEMENT & DEVELOPMENT 65,479 0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
328,565 (a) Advanced Micro Devices, Inc 190,867 0.9
196,184 Analog Devices, Inc 77,918 0.4
256,487 Applied Materials, Inc 185,440 0.9
78,540 ASML Holding NV 155,523 0.7
790,879 Broadcom, Inc 298,755 1.4
923,773 (a) Intel Corp 128,986 0.6
347,544 Lam Research Corp 150,601 0.7
3,929,823 Nvidia Corp 786,318 3.6
Other 255,858 1.1
2,230,266 10.3
SOFTWARE & SERVICES
393,080 (a) Adobe, Inc 80,589 0.4
301,776 International Business Machines
Corp 84,862 0.4
244,246 (a) Palo Alto Networks, Inc 83,293 0.4
583,818 Salesforce, Inc 91,461 0.4
Other 521,192 2.4
861,397 4.0
TECHNOLOGY HARDWARE & EQUIPMENT
1,501,081 Cisco Systems, Inc 176,317 0.8
266,475 (a) Keysight Technologies, Inc 93,285 0.4
89,981 Seagate Technology Holdings plc 86,832 0.4
171,675 Western Digital Corp 109,652 0.5
Other 195,519 1.0
661,605 3.1
TELECOMMUNICATION SERVICES 294,125 1.4
TRANSPORTATION 186,973 0.9
UTILITIES 270,352 1.2
TOTAL COMMON STOCKS
(Cost $9,937,772) 13,060,132 60.3
a a a a

35
See Notes to Financial Statements
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS $ 16,893 0.1%
BANKS 475,211 2.2
CAPITAL GOODS 36,627 0.2
COMMERCIAL & PROFESSIONAL SERVICES 98,470 0.5
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,095 0.0
CONSUMER SERVICES 60,551 0.3
CONSUMER STAPLES DISTRIBUTION & RETAIL 39,554 0.2
ENERGY 229,621 1.1
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,433 0.1
FINANCIAL SERVICES 351,558 1.6
FOOD, BEVERAGE & TOBACCO 39,890 0.2
HEALTH CARE EQUIPMENT & SERVICES 47,548 0.2
HOUSEHOLD & PERSONAL PRODUCTS 55,047 0.3
INSURANCE 116,360 0.5
MATERIALS 76,229 0.3
MEDIA & ENTERTAINMENT 36,852 0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,895 0.1
REAL ESTATE MANAGEMENT & DEVELOPMENT 29,140 0.1
TECHNOLOGY HARDWARE & EQUIPMENT 16,911 0.1
TELECOMMUNICATION SERVICES 28,631 0.1
TRANSPORTATION 26,719 0.1
UTILITIES 805,599 3.7
$ 2,811,606,845
TOTAL CORPORATE BONDS
(Cost $2,744,789) 2,633,834 12.2
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
AGENCY SECURITIES 109,047 0.5
ASSET BACKED 2,002 0.0
FOREIGN GOVERNMENT BONDS 654,266 3.0
MORTGAGE BACKED
Fannie Mae Pool
130,154,998 4.500%, 09/01/52 125,630 0.6
119,133,384 5.500%, 05/01/54 120,095 0.6
782,498,698 2.500%-6.000%,
05/01/32-10/01/54 758,397 3.5
Ginnie Mae II Pool
318,011,835 2.500%-6.500%,
11/20/38-08/20/53 293,885 1.4
Other 653,323 2.9
1,951,330 9.0
MUNICIPAL BONDS 360,754 1.7
OTHER MORTGAGE BACKED 26,255 0.1
U.S. TREASURY SECURITIES
United States Treasury Note/Bond
305,503,000 4.125%, 06/30/28 305,348 1.4
154,084,000 4.125%, 06/15/29 153,940 0.7
257,171,000 4.125%, 06/30/31 256,267 1.2
265,846,000 4.250%, 06/30/33 264,807 1.2
307,155,000 4.375%, 05/15/36 305,523 1.4
Principal Description 1 1
Value
(000)
% of net
assets
U.S. TREASURY SECURITIES (continued)
$ 202,078,800 2.375%, 02/15/42 $ 147,375 0.7%
244,724,000 5.000%, 05/15/46 246,559 1.2
196,446,000 4.750%, 02/15/56 190,829 0.9
Other 114,953 0.5
1,985,601 9.2
5,625,474,986
TOTAL GOVERNMENT BONDS
(Cost $5,216,686) 5,089,255 23.5
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
REAL ESTATE MANAGEMENT & DEVELOPMENT 14,307 0 .1
UTILITIES 12,751 0.0
TOTAL PREFERRED STOCKS
(Cost $46,016) 27,058 0.1
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
CONSUMER DURABLES & APPAREL 250 0.0
HEALTH CARE EQUIPMENT & SERVICES 1 0.0
TOTAL RIGHTS/WARRANTS
(Cost $254) 251 0.0
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
AGENCY COLLAT CMO 1,853 0.0
AUTOMOBILE ABS 28,268 0.1
COMMERCIAL MBS 319,645 1.5
HOME EQUITY ABS 113 0.0
OTHER ABS 136,195 0.6
TRANSPORTATION 14,932 0.1
UTILITIES 3,039 0.0
WL COLLAT SUPPORT CMO 86,621 0.4
WL COLLATERAL CMO 156,039 0.7
1,097,274,144
TOTAL STRUCTURED ASSETS
(Cost $798,396) 746,705 3.4
TOTAL LONG-TERM INVESTMENTS
(Cost $18,758,955) 21,571,935 99.6
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
26,730,914 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.660%(c) 26,731 0.1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $26,731) 26,731 0.1
a a a a
a a a a

Consolidated Summary Portfolio of Investments
(continued)
Responsible Balanced June 30, 2026
36
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 6/30/26, the aggregate value of securities on loan is $120,000,941.
At 6/30/26, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,904,245,532 or 8.8% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Investments in Derivatives
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENTS $ 15,595 0.1%
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,595) 15,595 0.1
a a a a
TOTAL PORTFOLIO
(Cost $18,801,281) 21,614,261 99.8
OTHER ASSETS & LIABILITIES, NET 37,372 0.2
NET ASSETS $ 21,651,633 100.0%
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
MBS Mortgage-Backed Security
WL Whole Loan
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 3,000 CAD 4,158 Australia and New Zealand Banking Group Limited 07/08/26 67
$ 11,050 EUR 9,558 Australia and New Zealand Banking Group Limited 07/08/26 125
Total  $ 192
Total unrealized appreciation on forward foreign currency contracts   $ 192
Total unrealized depreciation on forward foreign currency contracts   $ –
CAD Canadian Dollar
EUR Euro

37
See Notes to Financial Statements
Money Market June 30, 2026
Summary Portfolio of Investments
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
Federal Home Loan Bank Discount Notes
$ 171,000,000 (a) 0.000%, 08/07/26 $ 170,379 1.6%
98,400,000 (a) 0.000%, 08/14/26 97,976 0.9
170,000,000 (a) 0.000%, 09/25/26 168,522 1.6
126,000,000 (a) 0.000%, 10/06/26 124,764 1.2
84,000,000 (a) 0.000%, 10/07/26 83,171 0.8
126,000,000 (a) 0.000%, 10/16/26 124,649 1.1
271,470,000 (a) 0.000%, 07/08/26-01/21/27 267,947 2.4
Other 156,384 1.4
1,193,792 11.0
REPURCHASE AGREEMENTS
Fixed Income Clearing Corporation
1,467,541,000 (b) 3.650%, 07/01/26 1,467,541 13.6
669,911,000 (c) 3.650%, 07/01/26 669,911 6.2
166,090,000 (d) 3.700%, 07/01/26 166,090 1.5
2,303,542 21.3
TREASURY DEBT
United States Treasury Bill
167,000,000 (a) 0.000%, 07/09/26 166,865 1.5
205,000,000 (a) 0.000%, 07/14/26 204,733 1.9
311,500,000 (a) 0.000%, 08/18/26 309,990 2.9
124,950,000 (a) 0.000%, 09/01/26 124,171 1.1
248,000,000 (a) 0.000%, 09/17/26 246,073 2.3
166,000,000 (a) 0.000%, 10/01/26 164,431 1.5
166,000,000 (a) 0.000%, 10/15/26 164,236 1.5
167,130,000 (a) 0.000%, 10/20/26 165,240 1.5
124,500,000 (a) 0.000%, 11/05/26 122,914 1.1
166,000,000 (a) 0.000%, 11/12/26 163,767 1.5
124,500,000 (a) 0.000%, 11/27/26 122,619 1.1
165,000,000 (a) 0.000%, 12/03/26 162,396 1.6
124,125,000 (a) 0.000%, 12/17/26 121,981 1.1
643,400,000 (a) 0.000%, 07/16/26-03/18/27 636,341 6.0
United States Treasury Note/Bond
124,775,000 0.625%, 07/31/26 124,441 1.1
123,500,000 0.750%, 08/31/26 122,870 1.1
164,000,000 0.875%, 09/30/26 162,879 1.5
207,000,000 1.625%, 09/30/26 205,966 1.9
87,000,000 3.500%, 09/30/26 86,953 0.8
128,500,000 1.375%-4.625%, 08/15/26-11/15/26 128,359 1.2
3,707,225 34.2
VARIABLE RATE SECURITIES
Federal Agricultural Mortgage Corp
124,000,000 (e) 3.670%, 10/19/26, (SOFR + 0.050%) 124,000 1.1
Federal Farm Credit Banks Funding Corp
104,200,000 (e) 3.640%, 10/02/26, (SOFR + 0.020%) 104,200 1.0
378,000,000 (e) 3.650%, 10/16/26, (SOFR + 0.030%) 378,000 3.5
Federal Home Loan Banks
166,000,000 (e) 3.620%, 07/02/26, (SOFR - 0.000%) 166,000 1.5
166,000,000 (e) 3.620%, 07/02/26, (SOFR - 0.000%) 166,000 1.5
287,000,000 (e) 3.625%, 07/06/26, (SOFR + 0.005%) 287,000 2.6
205,000,000 (e) 3.620%, 07/07/26, (SOFR - 0.000%) 205,000 1.9
123,000,000 (e) 3.625%, 07/17/26, (SOFR + 0.005%) 123,000 1.1
247,500,000 (e) 3.620%, 07/23/26, (SOFR - 0.000%) 247,500 2.3
99,000,000 (e) 3.625%, 08/03/26, (SOFR + 0.005%) 99,000 0.9
136,250,000 (e) 3.625%, 08/06/26, (SOFR + 0.005%) 136,250 1.3
123,000,000 (e) 3.630%, 08/10/26, (SOFR + 0.010%) 123,000 1.1
123,500,000 (e) 3.630%, 08/13/26, (SOFR + 0.010%) 123,500 1.1
125,000,000 (e) 3.630%, 08/17/26, (SOFR + 0.010%) 125,000 1.2
165,000,000 (e) 3.635%, 08/18/26, (SOFR + 0.015%) 165,000 1.5
163,000,000 (e) 3.630%, 08/27/26, (SOFR + 0.010%) 163,000 1.5
Principal Description
1 1
Value
(000)
% of net
assets
VARIABLE RATE SECURITIES (continued)
$ 124,000,000 (e) 3.640%, 09/11/26, (SOFR + 0.020%) $ 124,000 1.1%
124,500,000 (e) 3.635%, 09/17/26, (SOFR + 0.015%) 124,500 1.2
126,000,000 (e) 3.645%, 10/20/26, (SOFR + 0.025%) 126,000 1.2
105,000,000 (e) 3.645%, 11/05/26, (SOFR + 0.025%) 105,000 1.0
83,340,000 (e) 3.650%, 11/23/26, (SOFR + 0.030%) 83,340 0.8
124,500,000 (e) 3.725%, 01/06/27, (SOFR + 0.045%) 124,500 1.2
425,450,000 (e) 3.625%-3.660%, 07/29/26-12/14/26,
SOFR + 0.005%-SOFR + 0.040% 425,450 4.0
Other 50,096 0.4
3,898,336 36.0
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,102,895) 11,102,895 102.5
a a a a
TOTAL PORTFOLIO
(Cost $11,102,895) 11,102,895 102.5
OTHER ASSETS & LIABILITIES, NET (266,672) (2.5)
NET ASSETS $ 10,836,223 100.0%
SOFR Secured Overnight Financing Rate
(a) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $1,467,689,792 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 0.125%–4.375% and maturity dates 6/30/27–2/15/54, valued at $1,496,891,836.
(c) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $669,978,922 on 7/1/26, collateralized by Government Agency Securities, with coupon rates
1.250%–3.798% and maturity dates 4/15/28–5/15/28, valued at $683,309,350.
(d) Agreement with Fixed Income Clearing Corporation, 3.700% dated 6/30/26 to be repurchased at $166,107,070 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 11/15/33, valued at $169,411,800.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements
38
June 30, 2026 (Unaudited)
(amounts in thousands, except accumulation unit value)
20.1
Total Global Stock
20.2
Global Equities
ASSETS
Long-term investments, at value*† $ 143,333,493 $ 37,997,476
Short-term investments, at value# 992,919 701,696
Investments purchased with collateral from securities lending, at value (cost approximates value) 540,897 115,000
Cash 10,796 3
Cash denominated in foreign currencies^ 35,121 10,168
Cash collateral at brokers for investments in futures contracts 47 –
Cash collateral at brokers for investments in mortgage dollar rolls – –
Cash collateral for securities loaned 27,864 7,661
Due from affiliates – –
Receivables:
Dividends 115,846 24,622
Interest 801 33
Investments sold 393,210 77,105
Reclaims 67,615 13,721
Variation margin on futures contracts 3,478 3,148
Unrealized appreciation on forward foreign currency contracts – –
Other 29,086 5,120
Total assets 145,551,173 38,955,753
LIABILITIES
Due to affiliates 160,445 758
Payables:
Investment management fees 12,368 2,831
Capital gain taxes 51,353 11,952
Collateral from securities lending 567,310 122,256
Investments purchased - regular settlement 369,347 114,552
Investments purchased - when-issued/delayed-delivery settlement – –
Service agreement fees 6,105 1,086
Trustee compensation 23,694 3,857
Variation margin on futures contracts – –
Unrealized depreciation on forward foreign currency contracts – –
Other 88 19
Total liabilities 1,190,710 257,311
Net assets $ 144,360,463 $ 38,698,442
CLASS R4 (Accumulation): Net assets $ 5,457,756 $ 2,233,675
Units outstanding 4,340 4,644
Unit value $ 1,257 .520 $ 480 .952
CLASS R3 (Accumulation): Net assets $ 78,137,998 $ 20,983,924
Units outstanding 62,480 43,872
Unit value $ 1,250 .605 $ 478 .303
CLASS R2 (Accumulation): Net assets $ 38,238,963 $ 10,929,500
Units outstanding 30,791 23,011
Unit value $ 1,241 .869 $ 474 .962
CLASS R1 (Accumulation): Net assets $ 10,457,827 $ 3,839,437
Units outstanding 8,596 8,251
Unit value $ 1,216 .613 $ 465 .310
ANNUITY: Net assets $ 12,067,919 $ 711,906
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
* Includes securities loaned of $ 1,160,509 $ 269,569
† Long-term investments, cost $ 111,253,238 $ 27,598,042
# Short-term investments, cost $ 993,207 $ 701,935
^ Cash denominated in foreign currencies, cost $ 35,069 $ 10,170

See Notes to Financial Statements
39
20.3
Growth
20.4
S&P 500 Index
20.5
Core Bond
20.6
Inflation-Linked Bond
20.7
Responsible Balanced§
20.8
Money Market
$ 43,087,595 $ 27,945,204 $ 12,399,157 $ 8,223,201 $ 21,571,935 $ –
206,967 150,618 302,252 14,604 15,595 11,102,895
– 13,438 7,210 42 26,731 –
– – 4,912 103 6,796 –
1 – 4,932 – 2,346 –
– 47 2,971 – – –
– – 99,000 – 31,501 –
– – – – – –
– – 939 – – –
3,966 12,789 71 – 9,451 –
18 7 98,702 39,702 59,090 25,728
61,896 2,684 215,925 13 8,008 –
2,123 – 15 – 10,212 –
– 814 – – – –
– – 3,045 – 192 –
5,801 4,133 3,907 1,750 3,410 2,896
43,368,367 28,129,734 13,143,038 8,279,415 21,745,267 11,131,519
21,196 12,631 – 2,743 11,003 3,861
1,689 592 756 337 3,350 351
– – – – – –
– 13,438 7,210 42 26,731 –
78,150 12,447 228,745 5,527 32,155 288,931
– – 4,786 – 17,453 –
2,776 1,476 39 25 219 36
4,402 3,246 2,338 1,421 2,720 2,116
– – 446 400 – –
– – 478 – – –
25 4 2 1 3 1
108,238 43,834 244,800 10,496 93,634 295,296
$ 43,260,129 $ 28,085,900 $ 12,898,238 $ 8,268,919 $ 21,651,633 $ 10,836,223
$ 1,215,986 $ 817,406 $ 648,018 $ 539,011 $ 2,261,537 $ 485,799
1,841 1,219 4,407 5,815 4,912 15,277
$ 660 .648 $ 670 .721 $ 147 .049 $ 92 .686 $ 460 .389 $ 31 .800
$ 22,821,565 $ 14,383,044 $ 7,163,370 $ 4,909,637 $ 10,566,519 $ 5,804,844
34,735 21,563 48,985 53,265 23,078 183,504
$ 657 .016 $ 667 .036 $ 146 .237 $ 92 .175 $ 457 .863 $ 31 .633
$ 12,981,278 $ 8,635,955 $ 3,598,245 $ 2,003,290 $ 6,347,323 $ 3,050,037
19,897 13,038 24,778 21,886 13,960 97,100
$ 652 .424 $ 662 .378 $ 145 .218 $ 91 .532 $ 454 .669 $ 31 .411
$ 5,260,184 $ 3,541,022 $ 1,239,511 $ 654,998 $ 1,905,573 $ 1,367,390
8,230 5,457 8,713 7,304 4,278 44,358
$ 639 .139 $ 648 .911 $ 142 .265 $ 89 .673 $ 445 .429 $ 30 .826
$ 981,116 $ 708,473 $ 249,094 $ 161,983 $ 570,681 $ 128,153
$ – $ 22,049 $ 23,219 $ 41 $ 120,001 $ –
$ 24,354,711 $ 8,267,951 $ 12,943,575 $ 8,431,238 $ 18,758,955 $ –
$ 206,972 $ 150,637 $ 302,372 $ 14,604 $ 15,595 $ 11,102,895
$ 1 $ – $ 5,267 $ – $ 2,352 $ –

Statement of Operations
See Notes to Financial Statements
40
Six Months Ended June 30, 2026 (Unaudited)
(amounts in thousands)
20.1
Total Global Stock
20.2
Global Equities
INVESTMENT INCOME
Dividends $ 1,280,059 $ 299,202
Interest 14,225 11,902
Securities lending income, net 7,411 1,204
Tax withheld (81,650) (19,004)
Total investment income 1,220,045 293,304
EXPENSES
Investment management fees 61,425 13,262
Administrative - Class R4 278 112
Administrative - Class R3 49,813 11,562
Administrative - Class R2 28,333 7,889
Administrative - Class R1 14,641 5,280
Distribution fees - Class R4 11 5
Distribution fees - Class R3 8,520 1,973
Distribution fees - Class R2 4,005 1,117
Distribution fees - Class R1 1,669 604
Mortality and expense risk charges 3,431 890
Total expenses 172,126 42,694
Net expenses 172,126 42,694
Net investment income (loss) 1,047,919 250,610
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments† 13,713,116 3,003,221
Futures contracts 37,871 42,166
Forward foreign currency contracts – –
Foreign currency transactions (8,772) (1,836)
Net realized gain (loss) 13,742,215 3,043,551
Change in unrealized appreciation (depreciation) on:
Investments‡ 1,274,611 1,083,061
Futures contracts 5,200 452
Forward foreign currency contracts – –
Foreign currency translations (2,095) (413)
Net change in unrealized appreciation (depreciation) 1,277,716 1,083,100
Net realized and unrealized gain (loss) 15,019,931 4,126,651
Net increase (decrease) in net assets from operations $ 16,067,850 $ 4,377,261
§
   Consolidated Statement of Operations (see Notes to Financial Statements)
†   Net of foreign capital gain taxes $ 11,599 $ 215
‡   Net of change in foreign capital gains tax $ 29,723 $ 4,005

See Notes to Financial Statements
41
20.3
Growth
20.4
S&P 500 Index
20.5
Core Bond
20.6
Inflation-Linked Bond
20.7
Responsible Balanced
§
20.8
Money Market
$ 94,406 $ 156,886 $ 142 $ 79 $ 131,748 $ –
1,428 2,158 277,320 238,049 196,963 197,848
13 33 204 38 352 –
– (35) (4) – (7,394) –
95,847 159,042 277,662 238,166 321,669 197,848
9,899 1,660 3,669 581 5,632 836
62 77 32 29 129 21
13,114 8,303 4,182 2,914 6,325 3,401
9,599 6,373 2,724 1,552 4,852 2,349
7,431 4,958 1,795 962 2,745 1,992
2 1 2 1 2 2
2,241 1,419 716 499 1,084 583
1,351 900 385 219 685 332
838 564 205 110 312 226
1,029 681 313 205 531 267
45,566 24,936 14,023 7,072 22,297 10,009
45,566 24,936 14,023 7,072 22,297 10,009
50,281 134,106 263,639 231,094 299,372 187,839
3,254,837 1,701,719 (34,490) (4,304) 1,856,195 (9)
– (7,395) (7,222) (7,716) – –
– – 3,079 – 148 –
(1,634) – 1,934 4 (1,711) 1
3,253,203 1,694,324 (36,699) (12,016) 1,854,632 (8)
(641,695) 836,578 (108,270) (108,751) (557,097) –
– 857 1,256 564 – –
– – 2,377 – 274 –
(37) – 413 – (381) –
(641,732) 837,435 (104,224) (108,187) (557,204) –
2,611,471 2,531,759 (140,923) (120,203) 1,297,428 (8)
$ 2,661,752 $ 2,665,865 $ 122,716 $ 110,891 $ 1,596,800 $ 187,831
$ – $ – $ (3,968) $ – $ – $ –
$ – $ – $ 3 $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements
42
20.1
Total Global Stock
20.2
Global Equities
(amounts in thousands)
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 1,047,919 $ 1,904,293 $ 250,610 $ 430,479
Net realized gain (loss) 13,742,215 15,620,262 3,043,551 3,860,060
Net change in unrealized appreciation
(depreciation) 1,277,716 7,582,063 1,083,100 1,964,358
Net increase (decrease) in net assets from
operations 16,067,850 25,106,618 4,377,261 6,254,897
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 3,385,372 10,550,090 2,857,027 4,979,248
Withdrawals and death benefits (9,476,633) (24,470,970) (2,569,328) (7,076,260)
Annuity payments (728,802) (1,397,530) (32,909) (59,733)
Net increase (decrease) from participant
transactions (6,820,063) (15,318,410) 254,790 (2,156,745)
Net increase (decrease) in net assets 9,247,787 9,788,208 4,632,051 4,098,152
Net assets at the beginning of period 135,112,676 125,324,468 34,066,391 29,968,239
Net assets at the end of period $ 144,360,463 $ 135,112,676 $ 38,698,442 $ 34,066,391

See Notes to Financial Statements
43
20.3
Growth
20.4
S&P 500 Index
20.5
Core Bond
20.6
Inflation-Linked Bond
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
$ 50,281 $ 100,714 $ 134,106 $ 271,742 $ 263,639 $ 486,423 $ 231,094 $ 316,829
3,253,203 4,585,864 1,694,324 3,169,035 (36,699) (63,538) (12,016) (5,883)
(641,732) 1,604,013 837,435 677,171 (104,224) 408,368 (108,187) 214,093
2,661,752 6,290,591 2,665,865 4,117,948 122,716 831,253 110,891 525,039
1,436,844 4,556,270 1,230,976 3,721,619 1,582,256 3,571,547 776,478 2,984,840
(3,433,423) (9,573,221) (3,054,175) (6,098,860) (1,063,552) (3,139,838) (812,758) (2,426,233)
(46,531) (87,807) (36,324) (68,384) (13,309) (26,632) (9,371) (18,555)
(2,043,110) (5,104,758) (1,859,523) (2,445,625) 505,395 405,077 (45,651) 540,052
618,642 1,185,833 806,342 1,672,323 628,111 1,236,330 65,240 1,065,091
42,641,487 41,455,654 27,279,558 25,607,235 12,270,127 11,033,797 8,203,679 7,138,588
$ 43,260,129 $ 42,641,487 $ 28,085,900 $ 27,279,558 $ 12,898,238 $ 12,270,127 $ 8,268,919 $ 8,203,679

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
44
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
20.7
Responsible Balanced§
20.8
Money Market
(amounts in thousands)
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 299,372 $ 571,001 $ 187,839 $ 432,860
Net realized gain (loss) 1,854,632 946,119 (8) 575
Net change in unrealized appreciation
(depreciation) (557,204) 1,434,008 – –
Net increase (decrease) in net assets from
operations 1,596,800 2,951,128 187,831 433,435
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 872,749 3,487,220 2,303,971 6,009,140
Withdrawals and death benefits (2,425,828) (5,756,600) (2,408,862) (5,414,360)
Annuity payments (27,047) (51,820) (7,658) (15,846)
Net increase (decrease) from participant
transactions (1,580,126) (2,321,200) (112,549) 578,934
Net increase (decrease) in net assets 16,674 629,928 75,282 1,012,369
Net assets at the beginning of period 21,634,959 21,005,031 10,760,941 9,748,572
Net assets at the end of period $ 21,651,633 $ 21,634,959 $ 10,836,223 $ 10,760,941
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

Financial Highlights
See Notes to Financial Statements
46
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.1
Total Global Stock
Class R4:     6/30/26
(e)
$ 10 .439 $ 0 .620 $ 9 .819 $ 128 .185 $ 138 .004 $ 1,119 .516 $ 1,257 .520
     12/31/25 17 .526 1 .165 16 .361 182 .663 199 .024 920 .492 1,119 .516
     12/31/24 15 .357 1 .007 14 .350 117 .895 132 .245 788 .247 920 .492
     12/31/23 14 .362 0 .845 13 .517 131 .587 145 .104 643 .143 788 .247
     12/31/22
§
3 .271 0 .203 3 .068 9 .589 12 .657 630 .486 643 .143
Class R3:     6/30/26
(e)
10 .324 1 .339 8 .985 127 .573 136 .558 1,114 .047 1,250 .605
    12/31/25 17 .432 2 .493 14 .939 181 .890 196 .829 917 .218 1,114 .047
     12/31/24 15 .388 2 .343 13 .045 117 .519 130 .564 786 .654 917 .218
     12/31/23 14 .470 1 .961 12 .509 131 .291 143 .800 642 .854 786 .654
     12/31/22 13 .834 1 .691 12 .143 ( 157 .619 ) ( 145 .476 ) 788 .330 642 .854
     12/31/21 11 .872 1 .688 10 .184 115 .218 125 .402 662 .928 788 .330
Class R2:     6/30/26
(e)
10 .239 1 .563 8 .676 126 .706 135 .382 1,106 .487 1,241 .869
    12/31/25 17 .360 2 .881 14 .479 180 .639 195 .118 911 .369 1,106 .487
     12/31/24 15 .294 2 .869 12 .425 116 .817 129 .242 782 .127 911 .369
     12/31/23 14 .392 2 .463 11 .929 130 .577 142 .506 639 .621 782 .127
     12/31/22 13 .800 2 .019 11 .781 ( 156 .913 ) ( 145 .132 ) 784 .753 639 .621
     12/31/21 11 .811 2 .055 9 .756 114 .741 124 .497 660 .256 784 .753
Class R1:     6/30/26
(e)
10 .041 2 .376 7 .665 124 .163 131 .828 1,084 .785 1,216 .613
    12/31/25 17 .172 3 .776 13 .396 176 .978 190 .374 894 .411 1,084 .785
     12/31/24 15 .018 4 .001 11 .017 114 .747 125 .764 768 .647 894 .411
     12/31/23 14 .159 3 .447 10 .712 128 .410 139 .122 629 .525 768 .647
     12/31/22 13 .580 3 .012 10 .568 ( 154 .604 ) ( 144 .036 ) 773 .561 629 .525
     12/31/21 11 .657 3 .132 8 .525 113 .206 121 .731 651 .830 773 .561
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Unaudited.
(f)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
12 .33% 0 .11%
(f)
1 .68%
(f)
34% 4  $ 5,458
21 .62 0 .12 1 .63 50 4 4,438
16 .78 0 .11 1 .63 41 3 3,213
22 .56 0 .12 1 .89 36 2 1,557
2 .01 0 .11
(f)
1 .68
(f)
41 1 566
12 .26 0 .23
(f)
1 .55
(f)
34 62 78,138
21 .46 0 .25 1 .50 50 66 73,025
16 .60 0 .27 1 .50 41 69 63,157
22 .37 0 .28 1 .76 36 77 60,281
( 18 .45 ) 0 .25 1 .80 41 83 53,295
18 .92 0 .23 1 .38 50 87 68,462
12 .24 0 .27
(f)
1 .50
(f)
34 31 38,239
21 .41 0 .29 1 .46 50 33 36,397
16 .53 0 .33 1 .44 41 38 34,352
22 .28 0 .35 1 .69 36 42 32,969
( 18 .49 ) 0 .30 1 .75 41 46 29,554
18 .86 0 .28 1 .33 50 52 41,153
12 .15 0 .42
(f)
1 .36
(f)
34 9 10,458
21 .28 0 .39 1 .40 50 9 9,908
16 .36 0 .47 1 .30 41 16 14,137
22 .10 0 .50 1 .54 36 18 13,540
( 18 .62 ) 0 .45 1 .60 41 19 12,179
18 .67 0 .43 1 .17 50 21 16,519

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.2
Global Equities
Class R4:     6/30/26
(e)
$ 3 .672 $ 0 .203 $ 3 .469 $ 51 .443 $ 54 .912 $ 426 .040 $ 480 .952
     12/31/25 6 .158 0 .361 5 .797 70 .561 76 .358 349 .682 426 .040
     12/31/24 5 .254 0 .338 4 .916 51 .539 56 .455 293 .227 349 .682
     12/31/23 5 .303 0 .296 5 .007 52 .031 57 .038 236 .189 293 .227
     12/31/22
§
1 .069 0 .070 0 .999 4 .803 5 .802 230 .387 236 .189
Class R3:     6/30/26
(e)
3 .640 0 .476 3 .164 51 .182 54 .346 423 .957 478 .303
    12/31/25 6 .120 0 .866 5 .254 70 .265 75 .519 348 .438 423 .957
     12/31/24 5 .343 0 .845 4 .498 51 .307 55 .805 292 .633 348 .438
     12/31/23 5 .329 0 .712 4 .617 51 .933 56 .550 236 .083 292 .633
     12/31/22 4 .990 0 .595 4 .395 ( 57 .939 ) ( 53 .544 ) 289 .627 236 .083
     12/31/21 5 .129 0 .560 4 .569 34 .624 39 .193 250 .434 289 .627
Class R2:     6/30/26
(e)
3 .607 0 .562 3 .045 50 .838 53 .883 421 .079 474 .962
    12/31/25 6 .088 1 .014 5 .074 69 .789 74 .863 346 .216 421 .079
     12/31/24 5 .310 1 .044 4 .266 51 .001 55 .267 290 .949 346 .216
     12/31/23 5 .303 0 .899 4 .404 51 .649 56 .053 234 .896 290 .949
     12/31/22 4 .976 0 .715 4 .261 ( 57 .679 ) ( 53 .418 ) 288 .314 234 .896
     12/31/21 5 .099 0 .697 4 .402 34 .488 38 .890 249 .424 288 .314
Class R1:     6/30/26
(e)
3 .534 0 .871 2 .663 49 .822 52 .485 412 .825 465 .310
    12/31/25 5 .998 1 .358 4 .640 68 .407 73 .047 339 .778 412 .825
     12/31/24 5 .209 1 .470 3 .739 50 .098 53 .837 285 .941 339 .778
     12/31/23 5 .217 1 .265 3 .952 50 .794 54 .746 231 .195 285 .941
     12/31/22 4 .897 1 .080 3 .817 ( 56 .831 ) ( 53 .014 ) 284 .209 231 .195
     12/31/21 5 .035 1 .096 3 .939 34 .023 37 .962 246 .247 284 .209
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Unaudited.
(f)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
12 .89% 0 .09%
(f)
1 .56%
(f)
33% 5  $ 2,234
21 .84 0 .09 1 .52 47 4 1,814
19 .27 0 .10 1 .48 35 4 1,297
24 .13 0 .11 1 .89 32 2 680
2 .52 0 .10
(f)
1 .48
(f)
36 2 400
12 .82 0 .22
(f)
1 .43
(f)
33 44 20,984
21 .67 0 .23 1 .39 47 43 18,226
19 .08 0 .26 1 .37 35 42 14,727
23 .94 0 .27 1 .75 32 44 13,019
( 18 .49 ) 0 .24 1 .77 36 46 10,883
15 .65 0 .20 1 .67 46 50 14,427
12 .80 0 .26
(f)
1 .39
(f)
33 23 10,929
21 .62 0 .27 1 .35 47 23 9,863
19 .01 0 .32 1 .31 35 25 8,764
23 .85 0 .34 1 .68 32 27 7,871
( 18 .53 ) 0 .29 1 .73 36 29 6,749
15 .59 0 .26 1 .61 46 32 9,290
12 .71 0 .41
(f)
1 .24
(f)
33 8 3,839
21 .50 0 .37 1 .27 47 9 3,525
18 .84 0 .46 1 .17 35 14 4,639
23 .66 0 .49 1 .53 32 14 3,902
( 18 .65 ) 0 .44 1 .57 36 14 3,333
15 .42 0 .41 1 .46 46 16 4,495

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.3
Growth
Class R4:     6/30/26
(e)
$ 1 .417 $ 0 .202 $ 1 .215 $ 39 .740 $ 40 .955 $ 619 .693 $ 660 .648
     12/31/25 2 .628 0 .332 2 .296 87 .580 89 .876 529 .817 619 .693
     12/31/24 2 .448 0 .333 2 .115 126 .964 129 .079 400 .738 529 .817
     12/31/23 2 .771 0 .229 2 .542 124 .305 126 .847 273 .891 400 .738
     12/31/22
§
0 .786 0 .067 0 .719 ( 12 .196 ) ( 11 .477 ) 285 .368 273 .891
Class R3:     6/30/26
(e)
1 .423 0 .577 0 .846 39 .504 40 .350 616 .666 657 .016
    12/31/25 2 .626 1 .074 1 .552 87 .180 88 .732 527 .934 616 .666
     12/31/24 2 .474 1 .041 1 .433 126 .573 128 .006 399 .928 527 .934
     12/31/23 2 .725 0 .764 1 .961 124 .201 126 .162 273 .766 399 .928
     12/31/22 2 .445 0 .684 1 .761 ( 132 .602 ) ( 130 .841 ) 404 .607 273 .766
     12/31/21 1 .935 0 .658 1 .277 67 .368 68 .645 335 .962 404 .607
Class R2:     6/30/26
(e)
1 .412 0 .695 0 .717 39 .232 39 .949 612 .475 652 .424
    12/31/25 2 .600 1 .290 1 .310 86 .603 87 .913 524 .562 612 .475
     12/31/24 2 .458 1 .329 1 .129 125 .810 126 .939 397 .623 524 .562
     12/31/23 2 .709 1 .002 1 .707 123 .530 125 .237 272 .386 397 .623
     12/31/22 2 .425 0 .836 1 .589 ( 131 .969 ) ( 130 .380 ) 402 .766 272 .386
     12/31/21 1 .929 0 .844 1 .085 67 .078 68 .163 334 .603 402 .766
Class R1:     6/30/26
(e)
1 .383 1 .130 0 .253 38 .431 38 .684 600 .455 639 .139
    12/31/25 2 .520 1 .794 0 .726 84 .935 85 .661 514 .794 600 .455
     12/31/24 2 .413 1 .947 0 .466 123 .558 124 .024 390 .770 514 .794
     12/31/23 2 .664 1 .477 1 .187 121 .494 122 .681 268 .089 390 .770
     12/31/22 2 .391 1 .293 1 .098 ( 130 .033 ) ( 128 .935 ) 397 .024 268 .089
     12/31/21 1 .902 1 .389 0 .513 66 .175 66 .688 330 .336 397 .024
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Unaudited.
(f)
Annualized.
(g)
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
6 .61% 0 .07%
(f)
0 .40%
(f)
35% 2  $ 1,216
16 .96 0 .06 0 .41 35 2 1,044
32 .21 0 .07 0 .44 22 2 899
46 .31 0 .07 0 .74 33 1 265
( 4 .02 ) 0 .08
(f)
0 .89
(f)
41 0
(g)
90
6 .54 0 .19
(f)
0 .28
(f)
35 35 22,822
16 .81 0 .19 0 .28 35 36 22,417
32 .01 0 .22 0 .30 22 37 19,590
46 .09 0 .23 0 .58 33 41 16,457
( 32 .34 ) 0 .22 0 .57 41 44 12,025
20 .43 0 .18 0 .34 67 46 18,614
6 .52 0 .23
(f)
0 .24
(f)
35 20 12,981
16 .76 0 .23 0 .24 35 21 12,958
31 .92 0 .28 0 .24 22 24 12,687
45 .98 0 .30 0 .51 33 27 10,614
( 32 .37 ) 0 .27 0 .51 41 29 7,908
20 .37 0 .23 0 .29 67 33 13,218
6 .44 0 .38
(f)
0 .09
(f)
35 8 5,260
16 .64 0 .34 0 .14 35 9 5,270
31 .74 0 .42 0 .10 22 14 7,411
45 .76 0 .45 0 .36 33 15 6,055
( 32 .48 ) 0 .42 0 .36 41 17 4,447
20 .19 0 .38 0 .14 67 18 7,208

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.4
S&P 500 Index
Class R4:     6/30/26
(e)
$ 3 .662 $ 0 .090 $ 3 .572 $ 58 .384 $ 61 .956 $ 608 .765 $ 670 .721
     12/31/25 6 .880 0 .145 6 .735 82 .896 89 .631 519 .134 608 .765
     12/31/24 6 .652 0 .141 6 .511 92 .995 99 .506 419 .628 519 .134
     12/31/23 6 .312 0 .115 6 .197 80 .314 86 .511 333 .117 419 .628
     12/31/22
§
1 .690 0 .037 1 .653 ( 4 .237 ) ( 2 .584 ) 335 .701 333 .117
Class R3:     6/30/26
(e)
3 .616 0 .474 3 .142 58 .097 61 .239 605 .797 667 .036
    12/31/25 6 .832 0 .874 5 .958 82 .545 88 .503 517 .294 605 .797
     12/31/24 6 .419 0 .862 5 .557 92 .953 98 .510 418 .784 517 .294
     12/31/23 6 .221 0 .699 5 .522 80 .296 85 .818 332 .966 418 .784
     12/31/22 5 .558 0 .619 4 .939 ( 84 .322 ) ( 79 .383 ) 412 .349 332 .966
     12/31/21 4 .885 0 .592 4 .293 79 .534 83 .827 328 .522 412 .349
Class R2:     6/30/26
(e)
3 .592 0 .596 2 .996 57 .694 60 .690 601 .688 662 .378
    12/31/25 6 .755 1 .087 5 .668 82 .024 87 .692 513 .996 601 .688
     12/31/24 6 .381 1 .152 5 .229 92 .392 97 .621 416 .375 513 .996
     12/31/23 6 .187 0 .965 5 .222 79 .861 85 .083 331 .292 416 .375
     12/31/22 5 .518 0 .791 4 .727 ( 83 .915 ) ( 79 .188 ) 410 .480 331 .292
     12/31/21 4 .858 0 .779 4 .079 79 .203 83 .282 327 .198 410 .480
Class R1:     6/30/26
(e)
3 .518 1 .035 2 .483 56 .537 59 .020 589 .891 648 .911
    12/31/25 6 .530 1 .588 4 .942 80 .515 85 .457 504 .434 589 .891
     12/31/24 6 .267 1 .776 4 .491 90 .739 95 .230 409 .204 504 .434
     12/31/23 6 .085 1 .486 4 .599 78 .537 83 .136 326 .068 409 .204
     12/31/22 5 .440 1 .317 4 .123 ( 82 .686 ) ( 78 .563 ) 404 .631 326 .068
     12/31/21 4 .795 1 .326 3 .469 78 .134 81 .603 323 .028 404 .631
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Unaudited.
(f)
Annualized.
(g)
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
10 .18% 0 .03%
(f)
1 .15%
(f)
1% 1  $ 817
17 .27 0 .03 1 .20 14 2 1,281
23 .71 0 .03 1 .33 2 1 573
25 .97 0 .03 1 .64 2 0
(g)
139
( 0 .77 ) 0 .04
(f)
1 .71
(f)
2 0
(g)
10
10 .11 0 .15
(f)
1 .01
(f)
1 22 14,383
17 .11 0 .16 1 .09 14 23 13,637
23 .52 0 .18 1 .17 2 22 11,540
25 .77 0 .19 1 .48 2 25 10,432
( 19 .25 ) 0 .17 1 .39 2 27 8,937
25 .52 0 .16 1 .15 4 28 11,486
10 .09 0 .19
(f)
0 .97
(f)
1 13 8,636
17 .06 0 .20 1 .04 14 14 8,296
23 .45 0 .24 1 .11 2 16 7,996
25 .68 0 .26 1 .41 2 17 7,206
( 19 .29 ) 0 .22 1 .34 2 19 6,275
25 .45 0 .21 1 .10 4 21 8,625
10 .01 0 .34
(f)
0 .82
(f)
1 5 3,541
16 .94 0 .30 0 .94 14 6 3,397
23 .27 0 .38 0 .97 2 10 4,879
25 .50 0 .41 1 .26 2 11 4,334
( 19 .42 ) 0 .38 1 .19 2 11 3,703
25 .26 0 .36 0 .95 4 12 4,943

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.5
Core Bond
Class R4:     6/30/26
(e)
$ 3 .217 $ 0 .054 $ 3 .163 $ ( 1 .621 ) $ 1 .542 $ 145 .507 $ 147 .049
     12/31/25 6 .232 0 .119 6 .113 4 .223 10 .336 135 .171 145 .507
     12/31/24 5 .881 0 .120 5 .761 ( 2 .458 ) 3 .303 131 .868 135 .171
     12/31/23 5 .275 0 .113 5 .162 2 .858 8 .020 123 .848 131 .868
     12/31/22
§
1 .339 0 .034 1 .305 ( 2 .437 ) ( 1 .132 ) 124 .980 123 .848
Class R3:     6/30/26
(e)
3 .202 0 .144 3 .058 ( 1 .613 ) 1 .445 144 .792 146 .237
    12/31/25 6 .208 0 .307 5 .901 4 .203 10 .104 134 .688 144 .792
     12/31/24 5 .853 0 .328 5 .525 ( 2 .436 ) 3 .089 131 .599 134 .688
     12/31/23 5 .249 0 .313 4 .936 2 .871 7 .807 123 .792 131 .599
     12/31/22 4 .037 0 .304 3 .733 ( 22 .465 ) ( 18 .732 ) 142 .524 123 .792
     12/31/21 3 .242 0 .296 2 .946 ( 4 .720 ) ( 1 .774 ) 144 .298 142 .524
Class R2:     6/30/26
(e)
3 .180 0 .172 3 .008 ( 1 .602 ) 1 .406 143 .812 145 .218
    12/31/25 6 .167 0 .363 5 .804 4 .177 9 .981 133 .831 143 .812
     12/31/24 5 .817 0 .408 5 .409 ( 2 .422 ) 2 .987 130 .844 133 .831
     12/31/23 5 .220 0 .404 4 .816 2 .857 7 .673 123 .171 130 .844
     12/31/22 4 .005 0 .366 3 .639 ( 22 .348 ) ( 18 .709 ) 141 .880 123 .171
     12/31/21 3 .229 0 .367 2 .862 ( 4 .701 ) ( 1 .839 ) 143 .719 141 .880
Class R1:     6/30/26
(e)
3 .117 0 .274 2 .843 ( 1 .570 ) 1 .273 140 .992 142 .265
    12/31/25 6 .049 0 .496 5 .553 4 .096 9 .649 131 .343 140 .992
     12/31/24 5 .715 0 .580 5 .135 ( 2 .383 ) 2 .752 128 .591 131 .343
     12/31/23 5 .137 0 .579 4 .558 2 .804 7 .362 121 .229 128 .591
     12/31/22 3 .950 0 .557 3 .393 ( 22 .022 ) ( 18 .629 ) 139 .858 121 .229
     12/31/21 3 .185 0 .574 2 .611 ( 4 .639 ) ( 2 .028 ) 141 .886 139 .858
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Unaudited.
(f)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
1 .06% 0 .08%
(f)
4 .37%
(f)
42% 40% 4  $ 648
7 .65 0 .08 4 .34 105 102 4 516
2 .51 0 .09 4 .30 99 88 2 276
6 .48 0 .09 4 .09 80 78 1 148
( 0 .91 ) 0 .09
(f)
3 .68
(f)
176 105 1 69
1 .00 0 .20
(f)
4 .24
(f)
42 40 49 7,163
7 .50 0 .22 4 .21 105 102 47 6,777
2 .35 0 .25 4 .15 99 88 39 5,212
6 .31 0 .25 3 .90 80 78 39 5,196
( 13 .14 ) 0 .23 2 .89 176 105 42 5,246
( 1 .23 ) 0 .21 2 .07 207 49 46 6,513
0 .98 0 .24
(f)
4 .20
(f)
42 40 25 3,598
7 .46 0 .26 4 .17 105 102 24 3,493
2 .28 0 .31 4 .08 99 88 25 3,345
6 .23 0 .32 3 .83 80 78 26 3,404
( 13 .19 ) 0 .28 2 .83 176 105 28 3,496
( 1 .28 ) 0 .26 2 .02 207 49 33 4,649
0 .90 0 .39
(f)
4 .05
(f)
42 40 9 1,240
7 .35 0 .36 4 .09 105 102 9 1,233
2 .14 0 .45 3 .95 99 88 15 1,956
6 .07 0 .47 3 .69 80 78 14 1,769
( 13 .32 ) 0 .44 2 .68 176 105 14 1,669
( 1 .43 ) 0 .41 1 .87 207 49 15 2,154

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.6
Inflation-Linked Bond
Class R4:     6/30/26
(e)
$ 2 .753 $ 0 .014 $ 2 .739 $ ( 1 .436 ) $ 1 .303 $ 91 .383 $ 92 .686
     12/31/25 3 .857 0 .034 3 .823 2 .422 6 .245 85 .138 91 .383
     12/31/24 2 .898 0 .045 2 .853 0 .095 2 .948 82 .190 85 .138
     12/31/23 3 .097 0 .036 3 .061 0 .690 3 .751 78 .439 82 .190
     12/31/22
§
0 .578 0 .011 0 .567 ( 1 .691 ) ( 1 .124 ) 79 .563 78 .439
Class R3:     6/30/26
(e)
2 .653 0 .070 2 .583 ( 1 .342 ) 1 .241 90 .934 92 .175
    12/31/25 3 .800 0 .154 3 .646 2 .454 6 .100 84 .834 90 .934
     12/31/24 2 .919 0 .177 2 .742 0 .069 2 .811 82 .023 84 .834
     12/31/23 2 .949 0 .161 2 .788 0 .831 3 .619 78 .404 82 .023
     12/31/22 5 .692 0 .150 5 .542 ( 10 .852 ) ( 5 .310 ) 83 .714 78 .404
     12/31/21 4 .494 0 .139 4 .355 ( 0 .158 ) 4 .197 79 .517 83 .714
Class R2:     6/30/26
(e)
2 .607 0 .089 2 .518 ( 1 .305 ) 1 .213 90 .319 91 .532
    12/31/25 3 .768 0 .189 3 .579 2 .445 6 .024 84 .295 90 .319
     12/31/24 2 .909 0 .228 2 .681 0 .062 2 .743 81 .552 84 .295
     12/31/23 2 .928 0 .219 2 .709 0 .833 3 .542 78 .010 81 .552
     12/31/22 5 .740 0 .188 5 .552 ( 10 .877 ) ( 5 .325 ) 83 .335 78 .010
     12/31/21 4 .462 0 .181 4 .281 ( 0 .143 ) 4 .138 79 .197 83 .335
Class R1:     6/30/26
(e)
2 .562 0 .153 2 .409 ( 1 .286 ) 1 .123 88 .550 89 .673
    12/31/25 3 .696 0 .274 3 .422 2 .400 5 .822 82 .728 88 .550
     12/31/24 2 .856 0 .336 2 .520 0 .060 2 .580 80 .148 82 .728
     12/31/23 2 .890 0 .331 2 .559 0 .809 3 .368 76 .780 80 .148
     12/31/22 5 .586 0 .308 5 .278 ( 10 .647 ) ( 5 .369 ) 82 .149 76 .780
     12/31/21 4 .419 0 .300 4 .119 ( 0 .159 ) 3 .960 78 .189 82 .149
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Unaudited.
(f)
Annualized.
(g)
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
1 .43% 0 .03%
(f)
5 .98%
(f)
10% 6  $ 539
7 .33 0 .04 4 .28 20 5 475
3 .59 0 .05 3 .40 32 3 251
4 .78 0 .04 3 .84 27 2 131
( 1 .41 ) 0 .05
(f)
2 .51
(f)
16 0
(g)
37
1 .36 0 .16
(f)
5 .67
(f)
10 53 4,910
7 .19 0 .17 4 .10 20 53 4,850
3 .43 0 .21 3 .28 32 41 3,504
4 .62 0 .20 3 .49 27 43 3,510
( 6 .34 ) 0 .18 6 .86 16 47 3,706
5 .28 0 .17 5 .34 24 47 3,970
1 .34 0 .20
(f)
5 .57
(f)
10 22 2,003
7 .15 0 .22 4 .06 20 23 2,048
3 .36 0 .27 3 .22 32 22 1,863
4 .54 0 .28 3 .41 27 23 1,890
( 6 .39 ) 0 .23 6 .90 16 25 1,964
5 .22 0 .22 5 .27 24 28 2,356
1 .27 0 .35
(f)
5 .43
(f)
10 7 655
7 .04 0 .32 3 .98 20 8 665
3 .22 0 .41 3 .09 32 16 1,361
4 .39 0 .42 3 .28 27 16 1,291
( 6 .53 ) 0 .39 6 .67 16 16 1,230
5 .06 0 .37 5 .14 24 16 1,303

Financial Highlights
(continued)
See Notes to Financial Statements
58
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.7
Responsible Balanced
(e)
Class R4:     6/30/26
(f)
$ 6 .595 $ 0 .153 $ 6 .442 $ 26 .894 $ 33 .336 $ 427 .053 $ 460 .389
     12/31/25 11 .623 0 .299 11 .324 44 .972 56 .296 370 .757 427 .053
     12/31/24 10 .533 0 .234 10 .299 20 .429 30 .728 340 .029 370 .757
     12/31/23 9 .658 0 .211 9 .447 34 .898 44 .345 295 .684 340 .029
     12/31/22
§
2 .190 0 .060 2 .130 2 .737 4 .867 290 .817 295 .684
Class R3:     6/30/26
(f)
6 .554 0 .419 6 .135 26 .757 32 .892 424 .971 457 .863
    12/31/25 11 .564 0 .827 10 .737 44 .793 55 .530 369 .441 424 .971
     12/31/24 10 .506 0 .785 9 .721 20 .375 30 .096 339 .345 369 .441
     12/31/23 9 .579 0 .703 8 .876 34 .917 43 .793 295 .552 339 .345
     12/31/22 7 .561 0 .639 6 .922 ( 61 .010 ) ( 54 .088 ) 349 .640 295 .552
     12/31/21 6 .601 0 .639 5 .962 33 .286 39 .248 310 .392 349 .640
Class R2:     6/30/26
(f)
6 .507 0 .504 6 .003 26 .576 32 .579 422 .090 454 .669
    12/31/25 11 .498 0 .982 10 .516 44 .486 55 .002 367 .088 422 .090
     12/31/24 10 .443 1 .004 9 .439 20 .255 29 .694 337 .394 367 .088
     12/31/23 9 .528 0 .927 8 .601 34 .726 43 .327 294 .067 337 .394
     12/31/22 7 .519 0 .789 6 .730 ( 60 .721 ) ( 53 .991 ) 348 .058 294 .067
     12/31/21 6 .570 0 .804 5 .766 33 .148 38 .914 309 .144 348 .058
Class R1:     6/30/26
(f)
6 .381 0 .810 5 .571 26 .038 31 .609 413 .820 445 .429
    12/31/25 11 .312 1 .347 9 .965 43 .589 53 .554 360 .266 413 .820
     12/31/24 10 .255 1 .475 8 .780 19 .902 28 .682 331 .584 360 .266
     12/31/23 9 .370 1 .365 8 .005 34 .148 42 .153 289 .431 331 .584
     12/31/22 7 .407 1 .242 6 .165 ( 59 .835 ) ( 53 .670 ) 343 .101 289 .431
     12/31/21 6 .484 1 .289 5 .195 32 .701 37 .896 305 .205 343 .101
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Consolidated Financial Highlights (see Notes to Financial Statements).
(f)
Unaudited.
(g)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
59
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
7 .81% 0 .07%
(g)
2 .96%
(g)
66% 65% 5  $ 2,262
15 .18 0 .08 2 .84 90 89 5 2,166
9 .04 0 .06 2 .84 102 100 5 1,862
15 .00 0 .07 3 .00 81 80 3 1,075
1 .67 0 .07
(g)
2 .53
(g)
88 61 1 212
7 .74 0 .19
(g)
2 .83
(g)
66 65 23 10,567
15 .03 0 .21 2 .71 90 89 25 10,579
8 .87 0 .22 2 .70 102 100 26 9,546
14 .82 0 .22 2 .83 81 80 30 10,289
( 15 .47 ) 0 .21 2 .26 88 61 30 8,856
12 .64 0 .19 1 .80 118 57 27 9,541
7 .72 0 .23
(g)
2 .79
(g)
66 65 14 6,347
14 .98 0 .25 2 .67 90 89 15 6,453
8 .80 0 .28 2 .64 102 100 17 6,379
14 .73 0 .30 2 .75 81 80 20 6,694
( 15 .51 ) 0 .26 2 .20 88 61 20 5,753
12 .59 0 .24 1 .74 118 57 20 6,868
7 .64 0 .38
(g)
2 .64
(g)
66 65 4 1,906
14 .87 0 .35 2 .60 90 89 5 1,897
8 .65 0 .42 2 .50 102 100 8 2,731
14 .56 0 .44 2 .61 81 80 9 2,858
( 15 .64 ) 0 .41 2 .05 88 61 9 2,467
12 .42 0 .40 1 .59 118 57 8 2,841

Financial Highlights
(continued)
See Notes to Financial Statements
60
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.8
Money Market
Class R4:     6/30/26
(e)
$ 0 .578 $ 0 .005 $ 0 .573 $ 0 .001 $ 0 .574 $ 31 .226 $ 31 .800
     12/31/25 1 .298 0 .008 1 .290 0 .009 1 .299 29 .927 31 .226
     12/31/24 1 .500 0 .008 1 .492 0 .013 1 .505 28 .422 29 .927
     12/31/23 1 .415 0 .011 1 .404 ( 0 .015 ) 1 .389 27 .033 28 .422
     12/31/22
§
0 .277 0 .013 0 .264 ( 0 .024 ) 0 .240 26 .793 27 .033
Class R3:     6/30/26
(e)
0 .577 0 .024 0 .553 ( 0 .001 ) 0 .552 31 .081 31 .633
    12/31/25 1 .297 0 .048 1 .249 0 .004 1 .253 29 .828 31 .081
     12/31/24 1 .509 0 .054 1 .455 0 .001 1 .456 28 .372 29 .828
     12/31/23 1 .398 0 .054 1 .344 0 .000 1 .344 27 .028 28 .372
     12/31/22 0 .434 0 .096 0 .338 ( 0 .008 ) 0 .330 26 .698 27 .028
     12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .698 26 .698
Class R2:     6/30/26
(e)
0 .573 0 .030 0 .543 ( 0 .001 ) 0 .542 30 .869 31 .411
    12/31/25 1 .290 0 .061 1 .229 0 .003 1 .232 29 .637 30 .869
     12/31/24 1 .499 0 .071 1 .428 0 .001 1 .429 28 .208 29 .637
     12/31/23 1 .392 0 .074 1 .318 ( 0 .001 ) 1 .317 26 .891 28 .208
     12/31/22 0 .417 0 .137 0 .280 0 .005 0 .285 26 .606 26 .891
     12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .606 26 .606
Class R1:     6/30/26
(e)
0 .563 0 .053 0 .510 0 .000 0 .510 30 .316 30 .826
    12/31/25 1 .273 0 .090 1 .183 ( 0 .004 ) 1 .179 29 .137 30 .316
     12/31/24 1 .475 0 .109 1 .366 0 .001 1 .367 27 .770 29 .137
     12/31/23 1 .373 0 .172 1 .201 ( 0 .004 ) 1 .197 26 .573 27 .770
     12/31/22 0 .418 0 .189 0 .229 0 .001 0 .230 26 .343 26 .573
     12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .343 26 .343
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Unaudited.
(f)
Annualized.
(g)
The Account’s expenses includes recovery of expenses previously withheld by TIAA.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
61
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Expenses
Net of TIAA
Withholding
Net
Investment
Income (Loss)
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
1 .84% 0 .03%
(f)
0 .03%
(f)
3 .67%
(f)
15  $ 486
4 .34 0 .02 0 .02 4 .22 11 331
5 .29 0 .03 0 .03 5 .10 5 155
5 .14 0 .04 0 .04
(g)
5 .07 2 70
0 .90 0 .06
(f)
0 .16
(f) ,(g)
3 .43
(f)
1 40
1 .78 0 .16
(f)
0 .16
(f)
3 .55
(f)
184 5,805
4 .20 0 .16 0 .16 4 .10 187 5,818
5 .13 0 .18 0 .18 5 .00 160 4,782
4 .97 0 .20 0 .20 4 .86 168 4,755
1 .24 0 .20 0 .36
(g)
1 .26 163 4,407
0.00 0 .18 0 .07 0 .00 152 4,066
1 .76 0 .20
(f)
0 .20
(f)
3 .51
(f)
97 3,050
4 .16 0 .20 0 .20 4 .06 100 3,097
5 .07 0 .25 0 .25 4 .94 94 2,781
4 .90 0 .27 0 .27 4 .79 96 2,695
1 .07 0 .25 0 .51
(g)
1 .05 91 2,441
0.00 0 .23 0 .07 0 .00 94 2,513
1 .68 0 .35
(f)
0 .35
(f)
3 .36
(f)
44 1,367
4 .05 0 .30 0 .30 3 .98 46 1,386
4 .92 0 .39 0 .39 4 .80 65 1,904
4 .50 0 .42 0 .63
(g)
4 .43 68 1,884
0 .87 0 .40 0 .72
(g)
0 .87 64 1,693
0.00 0 .38 0 .07 0 .00 63 1,660

62
Notes to Financial Statements
(Unaudited)
1. General Information
Account Information: The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is an open-end management investment company registered under the Investment Company
Act of 1940, (“1940 Act”), as amended. CREF is comprised of the following (collectively the “Accounts” or individually, the “Account”):
Current Fiscal Period:  The end of the reporting period for the Accounts is June 30, 2026, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2026 (the "current fiscal period").
Investment Adviser: TIAA-CREF Investment Management, LLC (the “Adviser”), a wholly controlled subsidiary of Teachers Insurance and
Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Accounts.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing security and participant transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing security and participant transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.
Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.
Basis for Consolidation:  Responsible Balanced is presented on a consolidated basis with the CREF Responsible Balanced
Account Taxable Offshore Limited (the “TEFRA Bond Subsidiary”). The TEFRA Bond Subsidiary is a wholly owned subsidiary of Responsible Balanced organized under the laws of the Cayman Islands. The TEFRA Bond Subsidiary commenced operations on January 3, 2025 and is intended to provide the Account with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons
(as defined for applicable U.S. federal income tax purposes). The TEFRA Bond Subsidiary is advised by the Adviser and has the same investment objective as the Account (except that the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-
company transactions and balances have been eliminated.
Select financial information related to the TEFRA Bond Subsidiary is as follows (dollar amounts are in thousands):
Account Name Short Name
CREF Total Global Stock Account Total Global Stock
CREF Global Equities Account Global Equities
CREF Growth Account Growth
CREF S&P 500 Index Account S&P 500 Index
CREF Core Bond Account Core Bond
CREF Inflation-Linked Bond Account Inflation-Linked Bond
CREF Responsible Balanced Account Responsible Balanced
CREF Money Market Account Money Market
1 1
Responsible Balanced TEFRA Bond Subsidiary (000)
Total market value of investments $76,575
Net assets 77,677
Net investment income (loss) 1,457
Net realized gain (loss) (109)

63
Compensation: The Accounts pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Foreign Currency Transactions and Translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day.
Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Accounts invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Account may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Accounts may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the percentage of investments in non-U.S. securities for Responsible Balanced are as follows
(dollar amounts are in thousands):
Responsible Balanced TEFRA Bond Subsidiary (000)
Net change in unrealized appreciation (depreciation) (14)
% of Account's consolidated net assets 0%*
* Amount represents less than 1%.
Total Global Stock Value (000) % of Total Investments
Country:
Japan $ 8,667,038 6.0%
Taiwan 5,556,334 3.8
Korea, Republic of 4,186,714 2.9
United Kingdom 3,668,031 2.5
Canada 3,123,027 2.2
China 2,922,228 2.0
France 2,747,345 1.9
Germany 2,557,226 1.8
Netherlands 2,171,654 1.5
Other 16,661,181 11. 4
Total non-U.S. Securities $52,260,778 36. 0%

Notes to Financial Statements
(continued)
64
Foreign Taxes: The Accounts may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.
Indemnifications: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts' maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts' organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts.
However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class of shares, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class.
Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.
Netting Agreements: In the ordinary course of business, the Accounts may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Accounts is held in a segregated account by the Accounts' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Accounts' Summary Portfolio of Investments or Statement of Assets and Liabilities.
The Accounts' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Account represents a single operating segment. The officers of the Accounts act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Account as a whole and is responsible for each Account's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Account's portfolio managers as a team. The financial information in the form of the Account's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Account's comparative benchmarks and to make resource allocation decisions for the Account's single segment, is consistent with that presented within the Account's financial statements. Segment assets are reflected on the Statement of Assets and
Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
Responsible Balanced Value (000) % of Total Investments
Country:
Japan $ 967,567 4.5%
United Kingdom 515,038 2.4
Supranational 455,955 2.1
Canada 418,725 1.9
Germany 400,153 1.9
Netherlands 361,080 1.7
France 327,815 1.5
Australia 261,776 1.2
Switzerland 257,823 1.2
Other 1,417,949 6. 5
Total non-U.S. Securities $5,383,881 24.9%

65
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued Accounting Standard Updated ("ASU") No.
2025-11, Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December
15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Accounts' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective net asset value or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.

Notes to Financial Statements
(continued)
66
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Accounts’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
nt
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Total Global Stock
Long-Term Investments
:
Common stocks $95,734,032 $47,163,885 $3,853 $142,901,770
Government bonds — 49,836 — 49,836
Investment companies 381,126 — — 381,126
Rights/Warrants 331 — 430 761
Short-Term Investments
:
Government agency debt — 393,642 — 393,642
Repurchase agreements — 345,558 — 345,558
Treasury debt — 253,719 — 253,719
Investments purchased with collateral from securities lending:
Certificate of deposit — 120,000 — 120,000
Commercial paper — 15,897 — 15,897
Repurchase agreements — 400,000 — 400,000
Variable rate securities — 5,000 — 5,000
$96,115,489 $48,747,537 $4,283 $144,867,309
Investments in Derivatives
Futures contracts* 4,348 — — 4,348
4,348 — — 4,348
Global Equities
Long-Term Investments
:
Common stocks $24,981,415 $12,914,294 $469 $37,896,178
Investment companies 101,157 — — 101,157
Rights/Warrants 81 — 60 141
Short-Term Investments
:
Government agency debt — 347,060 — 347,060
Repurchase agreements — 119,500 — 119,500
Treasury debt — 235,136 — 235,136
Investments purchased with collateral from securities lending:
Repurchase agreements — 115,000 — 115,000
$25,082,653 $13,730,990 $529 $38,814,172
Investments in Derivatives
Futures contracts* 1,071 — — 1,071
1,071 — — 1,071
Growth
Long-Term Investments
:
Common stocks $42,664,858 $— $— $42,664,858
Investment companies 422,737 — — 422,737
Short-Term Investments
:
Government agency debt — 10,901 — 10,901
Repurchase agreements — 173,733 — 173,733
Treasury debt — 22,333 — 22,333
$43,087,595 $206,967 $– $43,294,562

67
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
S&P 500 Index
Long-Term Investments
:
Common stocks $27,945,191 $— $10 $27,945,201
Rights/Warrants — — 3 3
Investments purchased with collateral from securities lending 13,438 — — 13,438
Short-Term Investments
:
Government agency debt — 18,326 — 18,326
Repurchase agreements — 71,334 — 71,334
Treasury debt — 60,958 — 60,958
$27,958,629 $150,618 $13 $28,109,260
Investments in Derivatives
Futures contracts* (43) — — (43)
(43) — — (43)
Core Bond
Long-Term Investments
:
Bank loan obligations $— $16,275 $— $16,275
Corporate bonds — 3,229,103 — 3,229,103
Government bonds — 7,499,118 — 7,499,118
Preferred stocks 4,381 — — 4,381
Structured assets — 1,650,280 — 1,650,280
Investments purchased with collateral from securities lending 7,210 — — 7,210
Short-Term Investments
:
Government agency debt — 84,499 — 84,499
Repurchase agreements — 109,108 — 109,108
Treasury debt — 108,645 — 108,645
$11,591 $12,697,028 $– $12,708,619
Investments in Derivatives
Forward foreign currency contracts* — 2,567 — 2,567
Futures contracts* 270 — — 270
270 2,567 — 2,837
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $17,772 $— $17,772
Corporate bonds — 165,232 — 165,232
Government bonds — 7,758,826 — 7,758,826
Structured assets — 278,927 2,444 281,371
Investments purchased with collateral from securities lending 42 — — 42
Short-Term Investments
:
Repurchase agreements — 14,604 — 14,604
$42 $8,235,361 $2,444 $8,237,847
Investments in Derivatives
Futures contracts* 243 — — 243
243 — — 243
Responsible Balanced
Long-Term Investments
:
Bank loan obligations $— $14,700 $—^ $14,700
Common stocks 9,235,124 3,825,008 — 13,060,132
Corporate bonds — 2,633,834 — 2,633,834
Government bonds — 5,084,047 5,208 5,089,255
Preferred stocks 27,058 — — 27,058
Rights/Warrants 250 — 1 251
Structured assets — 746,705 — 746,705
Investments purchased with collateral from securities lending 26,731 — — 26,731
Short-Term Investments
:
Repurchase agreements — 15,595 — 15,595
$9,289,163 $12,319,889 $5,209 $21,614,261
Investments in Derivatives
Forward foreign currency contracts* — 192 — 192
— 192 — 192

Notes to Financial Statements
(continued)
68
4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Accounts that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements (dollar amounts are in thousands).
Securities Lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An
Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Account, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Money Market
Short-Term Investments:
Government agency debt $ — $ 1,193,792 $ — $ 1,193,792
Repurchase agreements — 2,303,542 — 2,303,542
Treasury debt — 3,707,225 — 3,707,225
Variable rate securities — 3,898,336 — 3,898,336
$– $11,102,895 $– $11,102,895
* Represents net unrealized appreciation (depreciation).
^ Amount represents less than $1,000.
Account Counterparty
Short-term Investments,
at Value (000)
Collateral Pledged
(From) Counterparty
(000)
Total Global Stock Bank of Nova Scotia $50,000 $(51,005)
Calyon 75,000 (76,500)
Deutsche Bank 25,000 (25,500)
Fixed Income Clearing Corporation 345,558 (352,469)
HSBC 70,000 (71,400)
JP Morgan Securities LLC 85,000 (86,700)
Merrill Lynch 35,000 (35,700)
Nomura 35,000 (35,711)
Royal Bank of Scotland 25,000 (25,500)
Total $745,558 $(760,485)
Global Equities Bank of Nova Scotia $30,000 $(30,603)
Calyon 15,000 (15,300)
Fixed Income Clearing Corporation 119,500 (121,890)
HSBC 15,000 (15,300)
JP Morgan Securities LLC 10,000 (10,200)
Merrill Lynch 10,000 (10,200)
Nomura 15,000 (15,304)
Royal Bank of Scotland 20,000 (20,400)
Total $234,500 $(239,197)
Growth Fixed Income Clearing Corporation $173,733 $(177,208)
S&P 500 Index Fixed Income Clearing Corporation $71,334 $(72,761)
Core Bond Fixed Income Clearing Corporation $109,108 $(111,290)
Inflation-Linked Bond Fixed Income Clearing Corporation $14,604 $(14,896)
Responsible Balanced Fixed Income Clearing Corporation $15,595 $(15,907)
Money Market Fixed Income Clearing Corporation $2,303,542 $(2,349,613)

69
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Accounts’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account.
The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Treasury Inflation-Protected Securities: The Accounts may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Account has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Account (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
Aggregate value of securities on loan
Account
Equity
Securities (000)
Fixed Income
Securities (000)
Cash Collateral
Received (000)*
Non-Cash Collateral
Received (000)**
Total Collateral
Received (000)
20.1
Total Global Stock $ 1,160,509 $ — $ 567,310 $ 682,955 $ 1,250,265
20.2
Global Equities 269,569 — 122,256 160,214 282,470
20.4
S&P 500 Index 22,049 — 13,438 9,201 22,639
20.5
Core Bond — 23,219 7,210 16,746 23,956
20.6
Inflation-Linked Bond — 41 42 — 42
20.7
Responsible Balanced 96,662 23,339 26,731 100,059 126,790
* May include cash and investment of cash collateral.
** As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.
Account
Non-U.S.
Government
Purchases (000)
U.S.
Government
Purchases (000)
Non-U.S.
Government
Sales (000)
U.S.
Government
Sales (000)
20.1
Total Global Stock $ 46,294,059 $ — $ 52,023,788 $ —
20.2
Global Equities 12,064,024 — 11,637,754 —
20.3
Growth 14,542,650 — 16,602,466 —
20.4
S&P 500 Index 329,761 — 2,067,244 —
20.5
Core Bond 1,137,482 4,955,954 851,063 4,276,811
20.6
Inflation-Linked Bond 104,905 867,135 122,352 702,033
20.7
Responsible Balanced 5,387,664 8,608,588 6,791,933 8,333,402

Notes to Financial Statements
(continued)
70
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of
Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Forward Foreign Currency Contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter ("OTC") markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Accounts realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period (dollar amounts are in thousands):
Account
Average Notional Amount of Futures Contracts Outstanding
(000)*
20.1
Total Global Stock $ 484,746
20.2
Global Equities 536,879
20.4
S&P 500 Index 124,548
20.5
Core Bond 420,498
20.6
Inflation-Linked Bond 321,878
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account
Average Notional Amount of Forward Contracts Outstanding
(000)*
20.5
Core Bond $ 238,134
20.7
Responsible Balanced 22,627
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

71
As of the end of the current fiscal period, the following Accounts have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows (dollar amounts are in thousands):
Account Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency Contracts
(000)*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency Contracts
(000)*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts (000)
Collateral
Pledged
to (from)
Counterparty
(000)
Net
Exposure (000)
Core Bond Australia and New Zealand Banking Group
Limited $ 1,618 $ (267) $ 1,351 $ — $ 1,351
Bank of America, N.A. 783 (7) 776 — 776
Citibank N.A. 245 — 245 — 245
JPMorgan Chase Bank N.A. 46 — 46 — 46
Morgan Stanley Capital Services 241 — 241 — 241
Toronto Dominion Bank 112 (204) (92) — (92)
Total $3,045 $(478) $2,567 $— $2,567
Responsible Balanced Australia and New Zealand Banking Group
Limited 192 — 192 — 192
Total $192 $— $192 $— $192
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Account’s Summary Portfolio of Investments.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value (000) Location Value (000)
Total Global Stock
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 4,348 - $ –
1 1 1 1 1 1 1 1
Global Equities
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1, 963 Unrealized depreciation
on futures contracts
*
(892)
1 1 1 1 1 1 1 1
S&P 500 Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(43)
1 1 1 1 1 1 1 1
Core Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
270 - –
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
3,045 Unrealized depreciation
on forward contracts
(478)
1 1 1 1 1 1 1 1
Inflation-Linked Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
243 - –
1 1 1 1 1 1 1 1
Responsible Balanced
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
192 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Summary Portfolio of Investments. The
Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

Notes to Financial Statements
(continued)
72
During the current fiscal period, the effect of derivative contracts on the Accounts' Statement of Operations was as follows (dollar amounts are in thousands):
Market and Counterparty Credit Risk: In the normal course of business each Account may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Account to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Account's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Account helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Account with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Account has an unrealized loss, the Accounts have instructed the custodian to pledge assets of the Accounts as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss) (000)
Change in Unrealized
Appreciation
(Depreciation) (000)
20.1
Total Global Stock
Futures contracts Equity $ 37,871 $ 5,200
20.2
Global Equities
Futures contracts Equity 42,166 452
20.4
S&P 500 Index
Futures contracts Equity (7,395) 857
20.5
Core Bond
Futures contracts Interest rate (7,222) 1,256
Forward foreign currency contracts Foreign currency exchange rate 3,079 2,377
20.6
Inflation-Linked Bond
Futures contracts Interest rate (7,716) 564
20.7
Responsible Balanced
Forward foreign currency contracts Foreign currency exchange rate 148 274
Six Months Ended
6/30/26
Year Ended
12/31/25
20.1
Total Global Stock Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 910 $ 1,066,740 1,598 $ 1,604,524
Class R3 1,275 1,602,903 7,166 7,430,315
Class R2 508 593,267 1,162 1,141,566
Class R1 108 122,462 395 373,685
Total premiums and contributions 2,801 3,385,372 10,321 10,550,090
Withdrawals and death benefits:
Class R4 (534) (623,594) (1,124) (1,146,967)
Class R3 (4,345) (5,095,457) (10,474) (10,494,469)
Class R2 (2,611) (3,022,331) (5,961) (5,906,521)
Class R1 (645) (735,251) (7,068) (6,923,013)
Total withdrawals and death benefits (8,135) (9,476,633) (24,627) (24,470,970)
Annuity payments: – (728,802) – (1,397,530)
Net increase (decrease) from participant transactions (5,334) $ (6,820,063) (14,306) $ (15,318,410)

73
Six Months Ended
6/30/26
Year Ended
12/31/25
20.2
Global Equities Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 980 $ 436,296 1,760 $ 666,314
Class R3 3,737 1,691,387 8,179 3,160,351
Class R2 1,282 567,992 2,153 798,958
Class R1 372 161,352 987 353,625
Total premiums and contributions 6,371 2,857,027 13,079 4,979,248
Withdrawals and death benefits:
Class R4 (593) (262,989) (1,211) (463,863)
Class R3 (2,856) (1,273,703) (7,455) (2,835,764)
Class R2 (1,695) (745,798) (4,042) (1,517,489)
Class R1 (660) (286,838) (6,101) (2,259,144)
Total withdrawals and death benefits (5,804) (2,569,328) (18,809) (7,076,260)
Annuity payments: – (32,909) – (59,733)
Net increase (decrease) from participant transactions 567 $ 254,790 (5,730) $ (2,156,745)
Six Months Ended
6/30/26
Year Ended
12/31/25
20.3
Growth Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 579 $ 341,513 688 $ 379,886
Class R3 1,184 749,038 5,711 3,333,494
Class R2 433 266,227 998 547,020
Class R1 134 80,066 564 295,870
Total premiums and contributions 2,330 1,436,844 7,961 4,556,270
Withdrawals and death benefits:
Class R4 (422) (256,216) (700) (384,261)
Class R3 (2,801) (1,732,166) (6,466) (3,571,155)
Class R2 (1,693) (1,034,853) (4,027) (2,205,465)
Class R1 (681) (410,188) (6,182) (3,412,340)
Total withdrawals and death benefits (5,597) (3,433,423) (17,375) (9,573,221)
Annuity payments: – (46,531) – (87,807)
Net increase (decrease) from participant transactions (3,267) $ (2,043,110) (9,414) $ (5,104,758)
Six Months Ended
6/30/26
Year Ended
12/31/25
20.4
S&P 500 Index Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 641 $ 406,384 1,334 $ 720,724
Class R3 792 506,581 4,047 2,275,467
Class R2 379 235,240 873 468,185
Class R1 137 82,771 496 257,243
Total premiums and contributions 1,949 1,230,976 6,750 3,721,619
Withdrawals and death benefits:
Class R4 (1,526) (1,000,168) (333) (187,618)
Class R3 (1,740) (1,087,635) (3,844) (2,113,285)
Class R2 (1,129) (699,068) (2,642) (1,430,405)
Class R1 (439) (267,304) (4,408) (2,367,552)
Total withdrawals and death benefits (4,834) (3,054,175) (11,227) (6,098,860)
Annuity payments: – (36,324) – (68,384)
Net increase (decrease) from participant transactions (2,885) $ (1,859,523) (4,477) $ (2,445,625)

Notes to Financial Statements
(continued)
74
Six Months Ended
6/30/26
Year Ended
12/31/25
20.5
Core Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 1,448 $ 211,831 2,330 $ 329,056
Class R3 6,104 897,718 16,181 2,291,663
Class R2 2,557 369,633 4,012 559,013
Class R1 727 103,074 2,900 391,815
Total premiums and contributions 10,836 1,582,256 25,423 3,571,547
Withdrawals and death benefits:
Class R4 (588) (85,969) (823) (115,787)
Class R3 (3,926) (572,151) (8,074) (1,135,088)
Class R2 (2,064) (298,140) (4,719) (655,924)
Class R1 (757) (107,292) (9,052) (1,233,039)
Total withdrawals and death benefits (7,335) (1,063,552) (22,668) (3,139,838)
Annuity payments: – (13,309) – (26,632)
Net increase (decrease) from participant transactions 3,501 $ 505,395 2,755 $ 405,077
Six Months Ended
6/30/26
Year Ended
12/31/25
20.6
Inflation-Linked Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 1,373 $ 126,853 3,334 $ 297,672
Class R3 4,984 462,581 21,499 1,927,927
Class R2 1,547 141,148 5,071 446,956
Class R1 513 45,896 3,646 312,285
Total premiums and contributions 8,417 776,478 33,550 2,984,840
Withdrawals and death benefits:
Class R4 (761) (70,276) (1,083) (96,917)
Class R3 (5,056) (465,123) (9,461) (841,943)
Class R2 (2,333) (212,747) (4,501) (396,556)
Class R1 (722) (64,612) (12,585) (1,090,817)
Total withdrawals and death benefits (8,872) (812,758) (27,630) (2,426,233)
Annuity payments: – (9,371) – (18,555)
Net increase (decrease) from participant transactions (455) $ (45,651) 5,920 $ 540,052
Six Months Ended
6/30/26
Year Ended
12/31/25
20.7
Responsible Balanced Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 756 $ 329,543 2,051 $ 818,237
Class R3 716 327,967 4,540 1,853,049
Class R2 375 162,499 1,447 569,452
Class R1 125 52,740 642 246,482
Total premiums and contributions 1,972 872,749 8,680 3,487,220
Withdrawals and death benefits:
Class R4 (917) (401,487) (2,000) (796,678)
Class R3 (2,531) (1,105,534) (5,486) (2,164,268)
Class R2 (1,702) (735,662) (3,536) (1,382,066)
Class R1 (430) (183,145) (3,639) (1,413,588)
Total withdrawals and death benefits (5,580) (2,425,828) (14,661) (5,756,600)
Annuity payments: – (27,047) – (51,820)
Net increase (decrease) from participant transactions (3,608) $ (1,580,126) (5,981) $ (2,321,200)

75
7. Income Tax Information
CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Management Fees and Other Transactions with Affiliates
Management Fees: Investment advisory services for the Accounts are provided by the Adviser in accordance with an Investment
Management Services Agreement. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.
The TEFRA Bond Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the
Adviser provides the same management services to the TEFRA Bond Subsidiary as it does to Responsible Balanced. The Adviser is not compensated directly by the TEFRA Bond Subsidiary for their services, rather the Account reimburses the Adviser, on an at-cost basis, for its investment management expenses, including any expenses. The TEFRA Bond Subsidiary has also entered into separate contracts for the provision of custody and certain other services with the same service providers as those engaged by the Account.
Six Months Ended
6/30/26
Year Ended
12/31/25
20.8
Money Market Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 12,426 $ 391,702 17,091 $ 522,149
Class R3 40,830 1,292,110 111,601 3,417,607
Class R2 14,937 465,148 45,185 1,363,442
Class R1 5,067 155,011 23,876 705,942
Total premiums and contributions 73,260 2,303,971 197,753 6,009,140
Withdrawals and death benefits:
Class R4 (7,763) (244,716) (11,662) (357,185)
Class R3 (44,524) (1,401,940) (84,718) (2,593,913)
Class R2 (18,177) (565,919) (38,675) (1,170,445)
Class R1 (6,420) (196,287) (43,497) (1,292,817)
Total withdrawals and death benefits (76,884) (2,408,862) (178,552) (5,414,360)
Annuity payments: – (7,658) – (15,846)
Net increase (decrease) from participant transactions (3,624) $ (112,549) 19,201 $ 578,934
Account Tax Cost (000)
Gross Unrealized
Appreciation (000)
Gross Unrealized
(Depreciation) (000)
Net Unrealized
Appreciation
(Depreciation) (000)
Total Global Stock $ 112,791,690 $ 36,954,380 $ (4,874,413) $ 32,079,967
Global Equities 28,416,047 11,382,709 (983,513) 10,399,196
Growth 24,561,683 19,312,734 (579,854) 18,732,880
S&P 500 Index 8,431,983 19,839,392 (162,157) 19,677,235
Core Bond 13,255,994 69,289 (613,828) (544,539)
Inflation-Linked Bond 8,446,127 9,544 (217,582) (208,038)
Responsible Balanced 18,801,473 3,686,909 (873,930) 2,812,979
Money Market 11,102,895 — — —

Notes to Financial Statements
(continued)
76
Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF.
Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan.
Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.
TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.
The services provided by the Adviser, Services, and TIAA are provided to CREF at cost, and CREF also reimburses the Adviser,
Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.
As of the end of the current fiscal period, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:
Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statement of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statement of Operations.
Other Transactions with Affiliates: The Accounts are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross trade of securities by the Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the
Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
9. Borrowing Arrangements
Line of Credit: The Accounts (other than Money Market) participate in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 9, 2026 expiring on June 8, 2027, replacing the previous facility, which expired June 2026. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts. During the current fiscal period, the Accounts did not utilize this facility.
Investment
Management
Fee Administrative Fee Distribution Fee
Account All Classes Class R4 Class R3 Class R2 Class R1 Class R4 Class R3 Class R2 Class R1
20.1
Total Global Stock 0.090% 0.011% 0.116% 0.155% 0.293% 0.000% 0.020% 0.022% 0.033%
20.2
Global Equities 0.074 0.011 0.117 0.155 0.292 0.001 0.020 0.022 0.033
20.3
Growth 0.048 0.012 0.116 0.154 0.294 0.000 0.020 0.022 0.033
20.4
S&P 500 Index 0.012 0.012 0.116 0.155 0.293 0.000 0.020 0.022 0.033
20.5
Core Bond 0.059 0.011 0.116 0.155 0.293 0.001 0.020 0.022 0.033
20.6
Inflation-Linked Bond 0.014 0.011 0.116 0.154 0.293 0.000 0.020 0.022 0.033
20.7
Responsible Balanced 0.053 0.012 0.116 0.154 0.293 0.000 0.020 0.022 0.033
20.8
Money Market 0.016 0.011 0.116 0.155 0.293 0.001 0.020 0.022 0.033
Account Purchases (000) Sales (000)
Realized Gain (Loss)
(000)
Total Global Stock $ 365,655 $ 388,479 $ 172,998
Global Equities 234,060 104,371 28,704
Growth 242,565 361,207 114,355
S&P 500 Index – 593 540
Responsible Balanced 127,587 35,335 8,918

Additional Account Information
©2026 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
77
(Unaudited)
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The CREF Accounts also file complete portfolio listings with the SEC, and are available to the public.
You can obtain a complete list of the CREF Accounts’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the CREF Accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-
2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June
30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Account management
The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.
CREF Rules of the Fund
From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/public/about-tiaa/
corporate-governance-leadership/document-library.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services LLC.
TIAA-CREF Individual & Institutional Services, LLC, member
FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY.
Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

78
Approval of Investment Management Agreement
(Unaudited)
Board renewal of the investment management agreement for the College Retirement Equities Fund
The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA--CREF Investment
Management, LLC (“TCIM”) and CREF, on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services to each Account. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.
Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. The Agreement is not subject to this requirement due to its unique “at--
cost” structure under which TCIM provides services to CREF on an at--cost basis. However, pursuant to Securities and Exchange
Commission exemptive orders on which CREF relies, the Board must conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees is an interested person of CREF. Rather, they are all deemed to be independent Trustees.
Overview of the renewal process
The Board held an in--person meeting on March 24, 2026, in order to consider the annual renewal of the Agreement with respect to each applicable Account using the process established by the Board described further below.
As part of the Board’s established process, the Board or certain of its designated members worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and make specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Board or certain of its designated members, following consultations with representatives of TCIM and its affiliates, other Board members, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Board considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Board or certain of its designated members, Broadridge produced, among other information, comparative performance and expense data for each Account, including data relating to the Account’s actual expenses, total expense ratio, short--term and long--term investment performance, brokerage commission costs and portfolio turnover rate (as applicable).
Broadridge compared this data, as relevant, for each Account against a universe of investment companies (except for brokerage commission costs and portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Account against one or more appropriate broad--based indices. In each case, Broadridge summarized, and the Board considered, the methodologies
Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the
Board satisfy its oversight and review duties. Broadridge also represented that the purpose of its reports is to provide an objective view of each Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board). The Board considered the propriety of each Account’s applicable peer group as selected by Broadridge and the use of Class R4 as the base class of Account units for comparison purposes.

79
Legal counsel to the Trustees also requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and, as applicable, a narrative analysis of the performance of each Account that had underperformed certain Board--specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during the relevant period; (2) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or its affiliates, if any; (3) any “fall--out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Accounts’ direct payments to TCIM pursuant to the Agreement; (4) information regarding TCIM’s financial resources, key personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (5) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; and (6) a copy of TCIM’s Form ADV as filed with the
Securities and Exchange Commission (which was presented only to legal counsel to the Trustees). The Trustees were also provided with performance ratings by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 10, 2026, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss TCIM’s materials, which led to the Trustees providing additional questions to, and requesting additional information from, TCIM.
Subsequently, at the March 24, 2026 meeting, the Trustees were given the opportunity to ask, and did ask, additional questions and they discussed responses from TCIM to the Board’s follow--up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Account, the Board considered various factors, including: (1)
the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the qualifications of the portfolio managers of the Account and the Account’s historical investment performance; (3) the costs of the services provided to the Account and CREF’s at--cost expense structure; (4) fees charged to peer funds with similar investment objectives and strategies by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6)
comparisons, if applicable, of the services provided by TCIM and its affiliates, including Teachers Advisors, LLC (“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and its affiliates provide comparable services;
and (7) any other benefits identified by TCIM derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 24, 2026 meeting that included TCIM personnel, the Trustees met in executive sessions, at which no representatives of TCIM were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from legal counsel to the Trustees as to certain relevant guidance that relates to the renewal process and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 24, 2026 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is an ongoing process. At their regularly scheduled meetings during the year, the Board and its Investment Committee and its other Committees receive and consider, among other matters, various investment and operational reports, including information regarding the performance of the Accounts. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both CREF--level and Account--specific information, but made its renewal determinations on an
Account--by--Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weights to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 24, 2026, all Board members voted unanimously to renew the Agreement for each
Account. Set forth below is a summary of the primary factors that the Board considered with respect to each Account.
The nature, extent and quality of services
The Board examined the nature, extent and quality of the services that TCIM provides to each Account. The Board considered the level and depth of knowledge of TCIM personnel, including the professional experience and qualifications of such personnel. The
Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since TCIM’s operations commenced. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios;
active daily monitoring of the Accounts’ investment portfolios; reporting on the investment performance and other metrics of the
Accounts to the Board on a regular basis; responding to Account flows; and compliance monitoring. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM and its affiliates have committed significant resources to supporting the Accounts. The Board also considered CREF’s, TCIM’s and Teachers Insurance and Annuity Association of America’s (“TIAA”) compliance programs and resources and their compliance records with respect to the
Accounts.

80
Approval of Investment Management Agreement
(continued)
The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non--portfolio management services provided by TCIM and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s and its affiliates’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board considered its ongoing review of the level of personnel and other resources available to TCIM to provide portfolio management and other services to the Accounts, including the impact of regulatory and other developments and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by TCIM to each Account under the
Agreement were reasonable.
Investment performance
The Board considered the investment performance of each Account, over the periods indicated in the Account--by--Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe and each Account’s benchmark index, except for the S&P 500 Index Account due to a change in the Account’s investment strategy from tracking the
Russell 3000® Index to tracking the S&P 500® Index and benchmark index from the Russell 3000® Index to the S&P 500® Index effective May 1, 2025. Accordingly, neither the Russell 3000® Index or the S&P 500® Index separately provided an appropriate comparable benchmark with which to compare for the periods under consideration. The Board also considered comparative total gross and net performance of each Account against certain peers within the same Morningstar category. For details regarding each
Account’s performance, see the Account--by--Account synopsis below.
The Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable.
Cost and expenses
The Board considered the amounts charged by TCIM to each Account, as well as certain direct costs, in 2025 and the estimated amounts to be charged by TCIM to each Account, as well as certain direct costs to be paid by CREF (for the period May 1, 2026 through April 30, 2027), expressed as a percentage of assets. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered that, because TCIM provides its services on an at--cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.
Fees charged by other advisers
The Board considered comparative information regarding each Account’s actual expenses and the effective investment management fee rates paid by peer funds with similar investment objectives and strategies to other advisers, as analyzed by Broadridge and reflected in the Account--by--Account synopsis below. The Board considered that the effective investment management fee rate charged to an Account under the Agreement was lower than the investment management fee rates charged to many or most other peer funds with similar investment objectives and strategies. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its peer funds with similar investment objectives and strategies. Another limitation considered by the
Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as investment management fee waivers, which could materially impact how the Accounts’ effective investment management fee rates compare to those of peer funds with similar investment objectives and strategies. Based on all factors considered, the Board concluded that the effective investment management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by peer funds with similar investment objectives and strategies.
Economies of scale
The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at--cost expense arrangements pursuant to which TCIM renders investment advisory services to each Account. The Board also considered that, in certain circumstances, an increase in an Account’s assets can result in additional expenses being allocated to that Account pursuant to the cost allocation methodologies that are used to calculate payments to be made by each Account pursuant to the at--
cost expense arrangements.

81
Fee and performance comparisons with other clients of TCIM’s affiliates
The Board considered that TCIM’s affiliates provide investment management services to other investment companies, including mutual funds, collective investment trusts (CITs), foreign funds (UCITS), and separately managed accounts that may have investment strategies similar to those of certain of the Accounts. The Board also considered TCIM’s comments that, in the future, its affiliates may manage client assets through additional funds and accounts with similar investment strategies. The Board further considered
TCIM’s representation that, while the investment management fee rates charged to the Accounts may differ from the investment management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that such funds and accounts may: (1) be offered through other products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products and/or not be structured such that their expenses are charged on an “at cost”
basis. The Board concluded that these factors, among others, could reasonably explain different investment management fee rate schedules.
Other benefits
The Board also considered additional “fall--out benefits” to TCIM and its affiliates arising from the Agreement. Such benefits include, among others, fees paid by the Accounts to TCIM’s affiliates for other services, such as distribution and administration services, and investment--related benefits, such as economies of scale to the extent the Accounts share investment resources and/or personnel with other clients of TCIM’s affiliates, use of research obtained through the Accounts’ use of soft dollars and the ability to utilize strategies within one or more Accounts to manage non--Account products in the future. TCIM and its affiliates may also benefit from the level of business and relationships the Accounts have with certain service providers. The Board also considered that TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing
TIAA, of which TCIM is an indirect, wholly--owned subsidiary, as a leading retirement plan provider in the academic and non--profit markets.
Account-by-account synopsis of factors
In addition to its considerations noted above, the Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge.
The specific expense and performance factors outlined below are based on the Class R4 units of each Account. Because Class
R4 has lower non--management expenses than the other classes of these Accounts, these other classes will have higher overall expenses and lower performance than those shown for Class R4. Except as otherwise noted, all time periods referenced below are ended December 31, 2025. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2025.
CREF Total Global Stock Account
The Account’s pro forma investment management costs are expected to be 0.090% of average daily net assets for the year ending
April 30, 2027. The Account’s actual investment management costs for the year ended December 31, 2025 equaled 0.100% of average daily net assets, which was used by Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
The Account ranked 2 out of 3 among the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one--year period, ranked 1 out of 2 in its Performance Group for each of the three--
and five--year periods, and ranked 2 out of 2 in its Performance Group for the ten--year period. The Account was in the 2nd,
1st, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes
(“Performance Universe”) for the one--, three--, five-- and ten--year periods, respectively.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Global Equities Account
The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for the year ending
April 30, 2027. The Account’s actual investment management costs for the year ended December 31, 2025 equaled 0.079% of average daily net assets, which was used by Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.

82
Approval of Investment Management Agreement
(continued)
The Account ranked 2 out of 3 among its Performance Group for the one--year period, ranked 1 out of 2 among its Performance
Group for each of the three-- and five--year periods, and ranked 2 out of 2 in its Performance Group for the ten--year period.
The Account was in the 2nd quintile of its Performance Universe for the one-- and five--year periods, and the 1st quintile of its
Performance Universe for the three-- and ten--year periods.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Growth Account
The Account’s pro forma investment management costs are expected to be 0.050% of average daily net assets for the year ending
April 30, 2027. The Account’s actual investment management costs for the year ended December 31, 2025 equaled 0.044% of average daily net assets, which was used by Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 1st, 1st, 1st and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
The Account received an Overall Morningstar Rating of 4 stars.
CREF S&P 500 Index Account
The Account’s pro forma investment management costs are expected to be 0.015% of average daily net assets for the year ending
April 30, 2027. The Account’s actual investment management costs for the year ended December 31, 2025 equaled 0.010% of average daily net assets, which was used by Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account received an Overall Morningstar Rating of 3 stars.
CREF Core Bond Account
The Account’s pro forma investment management costs are expected to be 0.065% of average daily net assets for the year ending
April 30, 2027. The Account’s actual investment management costs for the year ended December 31, 2025 equaled 0.069% of average daily net assets, which was used by Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of its Expense Group and
Expense Universe.
The Account was in the 1st, 2nd, 2nd and 3rd quintiles of its Performance Group for the one--, three--, five-- and ten--year periods, respectively. The Account was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for the one--, three--, five-- and ten--year periods, respectively.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Inflation-Linked Bond Account
The Account’s pro forma investment management costs are expected to be 0.015% of average daily net assets for the year ending
April 30, 2027. The Account’s actual investment management costs for the year ended December 31, 2025 equaled 0.022% of average daily net assets, which was used by Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 1st, 1st, 2nd and 1st quintiles of its Performance Group and Performance Universe for the one--, three--, five-- and ten--year periods, respectively.
The Account received an Overall Morningstar Rating of 5 stars.
CREF Responsible Balanced Account
The Account’s pro forma investment management costs are expected to be 0.060% of average daily net assets for the year ending
April 30, 2027. The Account’s actual investment management costs for the year ended December 31, 2025 equaled 0.059% of average daily net assets, which was used by Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.

83
The Account was in the 2nd, 2nd, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Money Market Account
The Account’s pro forma investment management costs are expected to be 0.010% of average daily net assets for the year ending
April 30, 2027. The Account’s actual investment management costs for the year ended December 31, 2025 equaled 0.008% of average daily net assets, which was used by Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 1st, 1st, 1st and 2nd quintiles of its Performance Group for the one--, three--, five-- and ten--year periods, respectively. The Account was in the 1st quintile of its Performance Universe for each of the one--, three--, and five--year periods, and ranked 1 out of 5 within its Performance Universe for the ten--year period.
Money market funds are not rated by Morningstar.
________________
Based primarily on the foregoing, the Board renewed the Agreement for each Account.

Liquidity Risk Management Program
84
(Unaudited)
Discussion of the operation and effectiveness of the Accounts’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Account covered by this Report (the “Accounts”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Account’s liquidity risk. The Program consists of various provisions relating to assessing and managing Account liquidity risk, as discussed further below. The Accounts’ Board of Trustees (the “Board”) previously approved the designation of TCIM (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 9, 2026 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2025 through December 31, 2025 (the “Review
Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Accounts’ liquidity developments.
In accordance with the Program, the LMAT assesses each Account’s liquidity risk no less frequently than annually based on various factors, such as (i) the Account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Account portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Account that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of
Account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review
Period, each Account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid
Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits each Account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in an Account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime an Account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Account exceeded the 15% limit on illiquid investments.

85
Additional Information About Index Providers
(Unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2026 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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Item 2.  Code of Ethics.

Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.  Investments.

Portfolio of Investments June 30, 2026
Total Global Stock

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1.7%
290,812 (a) Adient plc $ 5,345
16,500 (a) Aisan Industry Co Ltd 194
70,400 (a) Aisin Seiki Co Ltd 956
1,577,330 (a) American Axle & Manufacturing Holdings, Inc 8,549
109,284 Amotiv Ltd 477
87,400 (a) Anhui Jianghuai Automobile Group Corp Ltd 334
210,282 (a) Apollo Tyres Ltd 958
124,211 (a) Aptiv plc 7,624
61,788 ARB Corp Ltd 810
59,946 Asahi India Glass Ltd 539
11,826 (a) ASK Automotive Ltd 56
38,873 (a) Aumovio SE 1,605
1,513 Autoneum Holding AG. 202
227,000 (a) BAIC BluePark New Energy Technology Co Ltd 163
1,474,000 (b) BAIC Motor Corp Ltd 147
43,468 Bajaj Auto Ltd 4,471
49,147 (a) Balkrishna Industries Ltd 1,134
41,237 Banco Products India Ltd 293
210,784 Bayerische Motoren Werke AG. 13,838
42,242 Bayerische Motoren Werke AG. (Preference) 2,781
165,966 Belrise Industries Ltd 419
154,947 (a) Bharat Forge Ltd 3,515
258,738 BorgWarner, Inc 17,180
4,549 (a) Bosch Ltd 1,921
104,109 Brembo NV 1,221
163,000 Bridgestone Corp 3,437
2,396,000 Brilliance China Automotive Holdings Ltd 586
68,829 BYD Co Ltd 810
742,886 BYD Co Ltd (H shares) 6,884
12,763 Ceat Ltd 471
11,139 Changzhou Xingyu Automotive Lighting Systems Co Ltd 149
1,132,000 Cheng Shin Rubber Industry Co Ltd 1,068
146,000 (a) China Motor Corp 255
201,100 (a) Chongqing Afari Technology Co Ltd 243
329,608 Chongqing Changan Automobile Co Ltd 349
104,810 CIE Automotive India Ltd 508
32,030 (a) CIE Automotive S.A. 977
478,432 Cie Generale des Etablissements Michelin S.C.A 18,482
38,869 Cie Plastic Omnium SA 607
374,863 (a) Cofide S.p.A. 298
83,250 Continental AG. 6,889
546,794 Daimler AG. (Registered) 27,503
149,571 Dana Inc 4,070
249,300 (a) Denso Corp 2,870
36,000 (a) Depo Auto Parts Ind Co Ltd 155
16,894 DN Automotive Corp 421
1,044,618 (b) Dometic Group AB 2,683
88,008 (c) Dr ING hc F Porsche AG. 4,394
2,122 (a) Dynamatic Technologies Ltd 233
9,600 (a) Eagle Industry Co Ltd 170
86,704 Eicher Motors Ltd 6,493
26,260 (a),(b) Endurance Technologies Ltd 742
268,682 (a) Exedy Corp 9,630
238,838 (a) Exide Industries Ltd 980
119,586 Faurecia 1,197
26,400 (a) FCC Co Ltd 554
165,182 Ferrari NV 61,397
2,246,978 Ford Motor Co 31,233

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
61,400 Fras-Le S.A. $ 246
83,700 (a) Fuji Heavy Industries Ltd 1,225
72,063 Fuyao Glass Industry Group Co Ltd - A 537
377,762 (b) Fuyao Glass Industry Group Co Ltd - H 2,470
40,132 Gabriel India Ltd 527
942,290 Garrett Motion, Inc 34,139
4,067,302 Geely Automobile Holdings Ltd 8,744
1,820,097 General Motors Co 140,293
94,368 Gentex Corp 2,385
108,502 (b) Gestamp Automocion S.A. 354
6,911 (a) Goodyear Tire & Rubber Co 46
1,443,246 (a) Great Wall Motor Co Ltd 1,621
59,754 (a) GS Yuasa Corp 2,409
210,300 Guangzhou Automobile Group Co Ltd 158
43,157 Hankook Tire & Technology Co Ltd 1,741
12,072 Hankook Tire Worldwide Co Ltd 186
217,710 (a) Hanon Systems 546
77,428 Hero Honda Motors Ltd 3,930
72,200 (a),(c) Hesai Group 1,290
26,244 HL Mando Co Ltd 842
527,500 (a) Honda Motor Co Ltd 4,752
43,900 Hong Leong Industries BHD 203
113,315 Huayu Automotive Systems Co Ltd 260
19,776 Huizhou Desay Sv Automotive Co Ltd 239
37,055 Hyundai Mobis 12,203
26,842 Hyundai Motor Co 8,750
21,517 Hyundai Motor Co Ltd (2nd Preference) 3,035
158,384 Hyundai Motor Co Ltd (Preference) 22,501
13,291 Hyundai Wia Corp 559
76,400 Isuzu Motors Ltd 1,017
19,573 JBM Auto Ltd 145
67,689 JK Tyre & Industries Ltd 283
247,342 (a) Johnson Electric Holdings Ltd 616
143,500 (a) JTEKT Corp 1,780
21,292 (a),(c) Kayaba Industry Co Ltd 509
501,904 Kenda Rubber Industrial Co Ltd 266
723,670 Kia Motors Corp 65,360
1,015,500 (a) Koito Manufacturing Co Ltd 16,053
62,505 (a) Kumho Tire Co, Inc 198
65,065 Lear Corp 8,723
758,400 (a),(c) Li Auto, Inc 4,480
29,101 Linamar Corp 2,064
22,431 (a) Lumax Auto Technologies Ltd 365
223,101 Magna International, Inc 14,670
551,359 Mahindra & Mahindra Ltd 17,933
27,500 Mahle Metal Leve S.A. 175
74,691 (a) Maruti Suzuki India Ltd 11,167
414,300 (a) Mazda Motor Corp 2,771
81,462 (a) Minda Corp Ltd 601
521,000 (a) Minth Group Ltd 1,765
437,400 (a),(c) Mitsubishi Motors Corp 847
1,900,282 (a) Motherson Sumi Wiring India Ltd 807
1,566 (a) MRF Ltd 2,117
31,938 (a) Musashi Seimitsu Industry Co Ltd 782
381,957 Nan Kang Rubber Tire Co Ltd 378
590,000 Nexteer Automotive Group Ltd 288
108,500 (a) NGK Spark Plug Co Ltd 7,210
126,815 (a) NHK Spring Co Ltd 3,082
50,812 (a) Nifco, Inc 1,522
65,278 Ningbo Tuopu Group Co Ltd 548
1,090,190 (a) NIO, Inc 5,547
15,100 (a) Nippon Seiki Co Ltd 230

SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
318,000 (a) Nissan Motor Co Ltd $ 589
96,010 (a) Nissan Shatai Co Ltd 562
58,588 (a) NOK Corp 1,051
88,445 (c) Nokian Renkaat Oyj 1,212
950,394 (a) Ola Electric Mobility Ltd 441
133,362 (c) Piaggio & C S.p.A. 245
299,677 (a),(b) Pirelli & C S.p.A 2,270
45,669 (a),(c) Polestar Automotive Holding UK plc (ADR) 858
115,367 Porsche AG. 3,563
43,747 Pricol Ltd 279
72,205 (c) PWR Holdings Ltd 398
515,616 (a),(c) QuantumScape Corp 3,898
141,014 Renault S.A. 4,051
456,960 (a) Rivian Automotive, Inc 7,928
36,708 SAF-Holland SE 852
287,223 SAIC Motor Corp Ltd 414
139,100 Sailun Group Co Ltd 237
6,571 Samhyun Co Ltd 150
2,723,472 Samvardhana Motherson International Ltd 4,270
24,460 (b) Sansera Engineering Ltd 828
306,000 Sanyang Motor Co Ltd 588
145,950 Schaeffler AG. 1,421
4,049 Sebang Global Battery Co Ltd 136
37,893 (a) Seiren Co Ltd 769
63,741 Seres Group Co Ltd 577
10,600 Shenzhen Kedali Industry Co Ltd 298
9,858 (a) Shriram Pistons & Rings Ltd 437
20,347 (a) SKF India Ltd 360
12,221 SL Corp 454
5,427 SNT Motiv Co Ltd 92
325,885 (b) Sona Blw Precision Forgings Ltd 2,139
707,700 Sri Trang Agro-Industry PCL 361
15,063 Standard Motor Products, Inc 587
60,400 (a) Stanley Electric Co Ltd 1,310
1,599,757 Stellantis NV 9,138
5,710,400 (a) Sumitomo Electric Industries Ltd 105,969
124,200 (a),(c) Sumitomo Rubber Industries, Inc 1,608
62,969 (a) Sundaram Finance Holdings Ltd 293
4,258 Sundaram-Clayton Ltd 616
89,899 Sundram Fasteners Ltd 888
67,753 Suprajit Engineering Ltd 330
224,300 (a) Suzuki Motor Corp 2,713
1,170,401 Tata Motors Ltd 4,366
19,522 (a) Tenneco Clean Air India Ltd 122
2,942,409 (a) Tesla, Inc 1,237,577
22,000 (a),(c) Thor Industries, Inc 1,654
548,000 Tianneng Power International Ltd 331
80,911 Tofas Turk Otomobil Fabrik 536
32,047 (a) Tokai Rika Co Ltd 587
304,000 Tong Yang Industry Co Ltd 743
43,268 (a) Topre Corp 710
81,425 (a) Toyo Tire & Rubber Co Ltd 1,885
65,000 (a) Toyoda Gosei Co Ltd 2,061
65,595 (a) Toyota Boshoku Corp 864
18,589,619 Toyota Motor Corp 311,422
5,834 Trigano S.A. 937
51,300 (a) TS Tech Co Ltd 550
67,523 Tube Investments of India Ltd 2,165
153,304 TVS Motor Co Ltd 5,613
129,395 UNO Minda Ltd 1,490
146,370 Valeo 2,151
44,391 (a),(b) Varroc Engineering Ltd 297

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
10,278 (a) Versigent plc $ 432
155,554 Volkswagen AG. (Preference) 12,479
491,680 (a) VOYAH Automobile Technology Co Ltd 182
126,400 Wanxiang Qianchao Co Ltd 243
34,500 Weifu High-Technology Co Ltd 54
149,000 (a),(c) WeRide, Inc 288
26,250 (a) XPEL, Inc 1,302
4,323,200 (a) XPeng, Inc 28,524
723,031 (b) Yadea Group Holdings Ltd 822
130,800 (c) Yamaha Motor Co Ltd 993
90,000 (a) Yokohama Rubber Co Ltd 4,060
364,480 (a) Yulon Motor Co Ltd 313
28,428 (a) ZF Commercial Vehicle Control Systems India Ltd 772
311,600 (a),(b) Zhejiang Leapmotor Technologies Ltd 1,375
TOTAL AUTOMOBILES & COMPONENTS 2,495,040
BANKS - 8.4%
139,209 (a) 77 Bank Ltd 2,863
263,364 ABN AMRO Bank NV 11,201
536,665 Absa Group Ltd 7,477
1,966,107 Abu Dhabi Commercial Bank PJSC 7,746
909,429 Abu Dhabi Islamic Bank PJSC 5,125
559,424 AFFIN Holdings Bhd 306
17,000,383 Agricultural Bank of China Ltd 11,596
3,157,262 Agricultural Bank of China Ltd (Class A) 2,823
5,194,131 AIB Group plc 61,044
128,000 (a) Aichi Financial Group, Inc 1,100
903,605 Ajman Bank PJSC 344
17,324,742 Akbank TAS 28,678
1,049,034 Al Ahli Bank of Kuwait KSCP 881
3,752,016 Al Rajhi Bank 65,818
914,249 Alinma Bank 5,949
64,125 Alior Bank S.A. 2,219
652,611 Alliance Financial Group BHD 761
1,009,537 (a) Alpha Bank S.A. 4,570
411,988 Ameris Bancorp 37,186
1,538,034 AMMB Holdings BHD 2,406
79,200 (c) Aozora Bank Ltd 1,328
561,706 Arab National Bank 3,101
679,594 Atlantic Union Bankshares Corp 28,754
289,140 (b) AU Small Finance Bank Ltd 3,173
3,967,144 Australia and New Zealand Banking Group 96,816
12,796 Avarda Bank AB 237
20,244 (a) Awa Bank Ltd 909
1,455,519 Axis Bank Ltd 20,715
705,060 Banc of California, Inc 14,404
736,499 Banca Monte dei Paschi di Siena S.p.A 9,153
39,914 Banco ABC Brasil S.A. 184
14,670,783 Banco Bilbao Vizcaya Argentaria S.A. 369,363
979,756 (a) Banco Bradesco S.A. 2,993
3,321,330 Banco Bradesco S.A. (Preference) 11,645
4,314,916 Banco Comercial Portugues S.A. 5,105
28,477,100 Banco de Chile 5,575
48,715 Banco de Credito e Inversiones 3,200
4,034,459 (b) Banco del Bajio S.A. 13,039
71,745 Banco di Desio e della Brianza S.p.A. 1,090
1,067,602 (a) Banco do Brasil S.A. 4,118
2,873,218 Banco do Estado do Rio Grande do Sul 7,725
41,563,268 Banco Santander Chile S.A. 3,404
38,510,312 Banco Santander S.A. 534,517
577,745 (b) Bandhan Bank Ltd 1,247
456,130 Bank AlBilad 2,962
379,456 Bank Al-Jazira 1,173

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
74,599,570 Bank Central Asia Tbk PT $ 23,246
22,066 Bank Handlowy w Warszawie S.A. 716
561,100 Bank Islam Malaysia Bhd 291
3,767,000 (a) Bank Jago Tbk PT 203
382,550 (a) Bank Millennium S.A. 1,989
8,105,306 Bank Negara Indonesia Persero Tbk PT 1,439
6,081,612 Bank of America Corp 346,530
681,892 Bank of Baroda 1,965
739,562 Bank of Beijing Co Ltd 534
152,100 Bank of Changsha Co Ltd 195
149,720 Bank of Chengdu Co Ltd 391
1,477,044 (a) Bank of China Ltd - A 1,245
42,088,912 (a) Bank of China Ltd - H 26,841
1,992,712 Bank of Communications Co Ltd - A 1,888
4,919,319 (a) Bank of Communications Co Ltd - H 4,233
616,800 Bank of East Asia Ltd 987
25,525 Bank of Georgia Group plc 3,838
253,995 Bank of Hangzhou Co Ltd 541
52,500 Bank of Hawaii Corp 4,278
12,400 (a) Bank of Iwate Ltd 158
703,018 Bank of Jiangsu Co Ltd 1,117
617,937 Bank of Kaohsiung Co Ltd 238
488,507 (a) Bank of Montreal 86,342
24,300 (a) Bank of Nagoya Ltd 899
424,890 Bank of Nanjing Co Ltd 619
255,574 Bank of Ningbo Co Ltd 1,119
874,643 (a) Bank of Nova Scotia 76,021
382,647 Bank of NT Butterfield & Son Ltd 22,767
472,883 Bank of Queensland Ltd 2,066
583,573 Bank of Shanghai Co Ltd 747
796,638 Bank of Sharjah 256
100,300 Bank of Suzhou Co Ltd 103
1,071,738 Bank of the Philippine Islands 1,681
111,071 Bank Pekao S.A. 6,767
38,016,972 Bank Rakyat Indonesia 5,821
23,320,462 (a) Bank Tabungan Negara Persero Tbk PT 1,440
25,325 Bank Zachodni WBK S.A. 4,344
133,520 (a) BankUnited, Inc 6,469
69,826 Bankwell Financial Group, Inc 4,102
312,695 Banner Corp 20,775
765,423 Banque Saudi Fransi 3,953
120,466 Bar Harbor Bankshares 4,549
35,270,966 Barclays plc 236,351
44,916 (b) BAWAG Group AG. 9,005
65,580 BCB Bancorp, Inc 703
1,419,919 BDO Unibank, Inc 2,757
422,153 Bendigo Bank Ltd 3,085
286,123 Berkshire Hills Bancorp, Inc 8,712
179,608 BNK Financial Group, Inc 1,989
161,444 BNP Paribas S.A. 18,856
4,281,500 BOC Hong Kong Holdings Ltd 23,234
1,033,873 Boubyan Bank KSCP 2,117
622,463 BPER Banca 9,780
7,979 (a) BRE Bank S.A. 2,895
4,931,399 Bumiputra-Commerce Holdings BHD 8,978
909,679 Burgan Bank SAK 541
14,420 Burke & Herbert Financial Services Corp 1,036
353,739 Byline Bancorp, Inc 13,322
5,514,244 CaixaBank S.A. 78,127
1,154,890 Canadian Imperial Bank of Commerce 132,993
1,235,274 Canara Bank 1,641
48,067 (c) Capital Bancorp, Inc 1,688

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
147,797 Capitec Bank Holdings Ltd $ 42,908
370,330 Capitol Federal Financial, Inc 3,151
68,218 Cathay General Bancorp 4,229
8,442 Central BanCo, Inc 256
89,991 Central Pacific Financial Corp 3,438
7,720 CF Bankshares, Inc 253
4,355,428 Chang Hwa Commercial Bank 3,294
399,400 (a) Chiba Bank Ltd 6,118
865,000 (a),(b) China Bohai Bank Co Ltd 80
4,959,490 China Citic Bank 4,210
450,100 China CITIC Bank Corp Ltd 460
805,907 China Construction Bank Corp - A 1,143
124,945,546 China Construction Bank Corp - H 128,875
1,637,004 China Everbright Bank Co Ltd - A 698
2,390,481 China Merchants Bank Co Ltd 13,726
767,740 China Merchants Bank Co Ltd (Class A) 4,020
1,298,048 (a) China Minsheng Banking Corp Ltd - A 616
4,165,991 China Minsheng Banking Corp Ltd - H 1,670
793,937 China Zheshang Bank Co Ltd 308
10,514,388 Chinatrust Financial Holding Co 23,568
72,430 ChoiceOne Financial Services, Inc 2,463
1,506,000 Chongqing Rural Commercial Bank 1,110
377,400 Chongqing Rural Commercial Bank Co Ltd 340
103,800 (a) Chugin Financial Group, Inc 1,983
3,889,182 Citigroup, Inc 544,330
370,770 (a) City Union Bank Ltd 818
104,766 (a) Close Brothers Group plc 563
41,588 CNB Financial Corp 1,402
326,600 CNPC Capital Co Ltd 318
25,372 CoastalSouth Bancshares, Inc 681
40,731 (a) Collector Bank AB 255
22,210 Colony Bankcorp, Inc 446
127,381 Columbia Banking System, Inc 4,083
113,904 Commerce Bancshares, Inc 6,578
38,510 Commercial Bancgroup, Inc 1,243
2,020,285 Commercial Bank PSQC 2,247
1,494,869 Commercial International Bank 3,885
56,783 Commerzbank AG. 2,419
1,985,601 Commonwealth Bank of Australia 226,287
729,600 Concordia Financial Group Ltd 7,857
255,180 ConnectOne Bancorp, Inc 8,533
9,526,593 (a) CrediaBank S.A. 12,498
42,728 Credicorp Ltd 16,646
49,795 Credito Emiliano S.p.A. 969
19,213 (a) CSB Bank Ltd 69
89,506 (a) Customers Bancorp, Inc 7,080
5,646,074 (a),(d) Cyprus Popular Bank PCL 64
1,763,227 Dah Sing Banking Group Ltd 2,606
271,908 Dah Sing Financial Holdings Ltd 1,310
155,016 (a) Daishi Hokuetsu Financial Group, Inc 2,045
790,393 Danske Bank AS 42,367
3,599,563 DBS Group Holdings Ltd 182,263
1,337,110 DGB Financial Group, Inc 14,582
1,881,040 Doha Bank QPSC 1,601
1,794,136 Dubai Islamic Bank PJSC 3,640
1,139,202 Dukhan Bank 1,044
8,924,288 (a) E.Sun Financial Holding Co Ltd 9,684
10,160 Eagle Bancorp Montana, Inc 243
101,780 East West Bancorp, Inc 13,139
533,916 Eastern Bankshares, Inc 11,874
1,186,625 Emirates NBD Bank PJSC 9,564
19,574 (a) Equitable Group, Inc 1,836

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
439,174 (b) Equitas Small Finance Bank Ltd $ 350
32,163 Equity Bancshares, Inc 1,576
749,612 Erste Bank der Oesterreichischen Sparkassen AG. 100,326
4,367,990 Eurobank S.A. 20,833
2,135,969 Far Eastern International Bank 874
240,013 Farmers National Banc Corp 3,504
486,673 Federal Bank Ltd 1,699
11,847 FIBI Holdings Ltd 1,063
6,216,322 Fifth Third Bancorp 350,414
32,250 Financial Institutions, Inc 1,257
325,347 FinecoBank Banca Fineco S.p.A 8,181
2,770,009 First Abu Dhabi Bank PJSC 12,834
369,365 First BanCorp 9,629
32,800 (a) First Bank of Toyama Ltd 517
101,106 First Busey Corp 2,983
145,200 First Commonwealth Financial Corp 2,952
272,935 First Financial Bankshares, Inc 9,444
7,019,865 First Financial Holding Co Ltd 7,240
136,402 First Hawaiian, Inc 3,997
282,600 First Horizon National Corp 7,246
39,240 First International Bank Of Israel Ltd 2,779
58,377 First Internet Bancorp 1,623
350,589 First Merchants Corp 15,317
31,290 First National Corp 939
19,940 (c) Franklin Financial Services Corp 1,248
116,500 (a) Fukuoka Financial Group, Inc 4,942
261,080 (a) Fulton Financial Corp 6,316
172,141 Glacier Bancorp, Inc 8,879
278,604 Grupo Cibest S.A. 5,510
143,873 (a) Grupo Cibest S.A. 3,283
5,717,798 Grupo Financiero Banorte S.A. de C.V. 60,348
925,577 (c) Grupo Financiero Inbursa S.A. 2,200
1,334,598 Gulf Bank KSCP 1,520
230,900 (a) Gunma Bank Ltd 3,356
261,500 (a) Hachijuni Bank Ltd 3,879
713,895 Haci Omer Sabanci Holding AS 1,496
170,879 Hana Financial Group, Inc 12,764
31,823 HBT Financial, Inc 1,018
16,730,711 HDFC Bank Ltd 141,198
1,173,470 HDFC Bank Ltd (ADR) 30,311
133,800 Hilltop Holdings, Inc 5,189
185,202 (a) Hirogin Holdings, Inc 2,412
137,000 (a) Hokkoku Financial Holdings, Inc 867
72,260 (a) Hokuhoku Financial Group, Inc 2,995
1,048,804 Home Bancshares, Inc 29,943
394,212 Hong Leong Bank BHD 2,072
16,412,767 HSBC Holdings plc 310,354
5,667,015 Hua Nan Financial Holdings Co Ltd 6,797
472,186 Huaxia Bank Co Ltd 445
145,074 (a) Hyakugo Bank Ltd 1,781
58,400 (a) Hyakujushi Bank Ltd 927
4,686,290 (a) ICICI Bank Ltd 68,407
2,856,536 IDFC First Bank Ltd 2,402
125,520 Independent Bank Corp 4,527
89,703 Indian Bank 775
366,628 IndusInd Bank Ltd 3,585
2,317,239 Industrial & Commercial Bank of China Ltd - A 2,414
40,936,914 Industrial & Commercial Bank of China Ltd - H 33,629
782,505 Industrial Bank Co Ltd 1,911
149,130 (a) Industrial Bank of Korea 1,927
12,262,564 ING Groep NV 386,924
189,700 Inter & Co, Inc 1,030

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
22,179 Intercorp Financial Services, Inc $ 1,263
38,140 International Bancshares Corp 2,897
2,222,654 Intesa Sanpaolo S.p.A. 15,277
3,714,817 (a) Investimentos Itau S.A. - PR 9,628
317,570 (a) Itau Unibanco Holding S.A. 2,723
29,806,386 Itau Unibanco Holding S.A. 243,541
161,954 (a) Iyogin Holdings, Inc 3,170
312,641 (a) Jammu & Kashmir Bank Ltd 512
77,184 JB Financial Group Co Ltd 1,246
3,887,281 JPMorgan Chase & Co 1,272,424
576,184 (a) Judo Capital Holdings Ltd 376
115,700 (a) Juroku Financial Group, Inc 1,675
29,396 Jyske Bank 4,254
103,021 KakaoBank Corp 1,401
96,536 Karnataka Bank Ltd 279
344,146 (a) Karur Vysya Bank Ltd 1,079
345,700 Kasikornbank PCL (Foreign) 2,273
222,881 KB Financial Group, Inc 23,061
129,402 KBC Ancora 12,163
598,091 KBC Groep NV 81,688
27,390 Kearny Financial Corp 259
64,048 (a) Keiyo Bank Ltd 986
181,000 Kiatnakin Phatra Bank PCL 550
44,119 (a) Kiyo Bank Ltd 1,215
47,445 Komercni Banka AS 2,176
21,427,482 Kotak Mahindra Bank Ltd 88,891
2,440,296 Krung Thai Bank PCL 2,801
7,163,375 Kuwait Finance House KSCP 17,743
713,994 Kuwait International Bank KSCP 598
1,703,405 (a) Kuwait Projects Co Holding KSCP 425
164,800 (a) Kyoto Financial Group, Inc 4,586
244,700 (a) Kyushu Financial Group, Inc 2,184
42,283 Lakeland Financial Corp 2,610
30,010 (c) Laurentian Bank of Canada 850
53,504,873 Lloyds TSB Group plc 78,306
532,333 M&T Bank Corp 126,701
3,601,930 Malayan Banking BHD 9,536
2,393,100 Malaysia Building Society Bhd 376
3,547,836 Masraf Al Rayan QSC 2,002
587,800 (a) Mebuki Financial Group, Inc 5,160
7,264,731 Mega Financial Holding Co Ltd 10,559
162,208 (c) Meridian Corp 3,249
200,282 (a) Metro Bank Holdings plc 435
1,088,054 Metropolitan Bank & Trust 1,155
61,960 Metropolitan Bank Holding Corp 6,119
133,767 Mid Penn Bancorp, Inc 4,660
15,980 Midland States Bancorp, Inc 498
23,810,087 Mitsubishi UFJ Financial Group, Inc 474,367
18,800 (a) Miyazaki Bank Ltd 248
4,770,994 Mizuho Financial Group, Inc 229,145
165,721 (b) Moneta Money Bank AS 1,453
45,204 (a) Musashino Bank Ltd 705
96,745 (a) Nanto Bank Ltd 1,058
2,210,001 National Australia Bank Ltd 58,032
91,595 National Bank Holdings Corp 4,070
396,310 National Bank of Canada 62,568
981,267 National Bank of Greece S.A. 16,953
5,482,401 National Bank of Kuwait SAKP 14,278
6,130 National Bankshares, Inc 223
119,367 (a) National Development Bank 118
16,073,730 NatWest Group plc 141,834
440,200 NB Bancorp, Inc 9,301

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
265,959 NBT Bancorp, Inc $ 13,130
266,858 Nedbank Group Ltd 4,398
88,364 (a) Nishi-Nippon Financial Holdings, Inc 2,272
513,726 (c) NOBA Bank Group AB 4,138
5,426,806 Nordea Bank AB publ 102,984
184,697 (a) North Pacific Bank Ltd 1,277
8,730 (a) Northeast Community Bancorp, Inc 242
153,236 Northpointe Bancshares, Inc 2,939
17,730 Northrim BanCorp, Inc 492
561,710 Northwest Bancshares, Inc 8,516
3,738,261 (a) NU Holdings Ltd 49,943
942,000 (a) O-Bank Co Ltd 309
408,440 OFG Bancorp 20,042
23,407 (a) Ogaki Kyoritsu Bank Ltd 1,057
24,600 (a) Oita Bank Ltd 368
695,919 Old National Bancorp 18,024
42,770 Old Second Bancorp, Inc 997
138,307 Optima bank S.A. 1,582
254,776 Origin Bancorp, Inc 13,032
36,688 Orrstown Financial Services, Inc 1,498
136,958 OTP Bank Rt 20,230
7,431,444 Oversea-Chinese Banking Corp 142,615
96,077 (a) Parke Bancorp, Inc 3,186
15,830 Peoples Bancorp of North Carolina, Inc 682
240,740 (a) Philippine National Bank 228
680,984 Ping An Bank Co Ltd 1,009
669,040 (a) Piraeus Bank S.A. 6,964
4,210 Plumas Bancorp 246
351,737 PNC Financial Services Group, Inc 86,605
1,113,637 Postal Savings Bank of China Co Ltd - A 809
5,354,972 (b) Postal Savings Bank of China Co Ltd - H 3,127
549,826 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 15,097
156,200 Preferred Bank 16,598
196,082 Primis Financial Corp 3,210
113,624,470 PT Bank Mandiri Persero Tbk 24,507
9,133,980 Public Bank Bhd 10,768
1,583,491 Punjab National Bank 1,787
611,895 Qatar International Islamic Bank QSC 1,868
1,032,692 Qatar Islamic Bank SAQ 6,208
2,750,835 Qatar National Bank QPSC 13,047
63,600 (a) Rakuten Bank Ltd 2,036
334,810 (b) RBL Bank Ltd 1,307
169,700 Regional SAB de C.V. 1,301
349,000 (a) Resona Holdings, Inc 4,550
1,165,674 RHB Capital BHD 2,370
17,588 Ringkjoebing Landbobank A.S. 4,174
1,229,009 Riyad Bank 6,515
991,644 Royal Bank of Canada 205,342
30,060 S&T Bancorp, Inc 1,475
23,600 (a) San ju San Financial Group, Inc 252
101,064 (a) San-In Godo Bank Ltd 1,427
623,622 Saudi Awwal Bank 5,372
381,168 Saudi Investment Bank 1,362
1,846,739 Saudi National Bank 19,011
533,061 SCB X PCL 2,373
235,330 Seacoast Banking Corp of Florida 7,825
166,300 (a) Senshu Ikeda Holdings, Inc 1,010
58,516 (a) ServisFirst Bancshares, Inc 5,076
360,200 (a) Seven Bank Ltd 625
2,375,331 (a) Shanghai Commercial & Savings Bank Ltd 3,196
1,242,014 Shanghai Pudong Development Bank Co Ltd 1,577
383,000 Shanghai Rural Commercial Bank Co Ltd 423

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
959,651 Sharjah Islamic Bank $ 771
4,299,423 (a),(b) Shawbrook Group plc 18,563
483,625 (a) Shiga Bank Ltd 7,812
261,133 Shinhan Financial Group Co Ltd 16,373
296,900 (a) Shizuoka Financial Group, Inc 5,574
196,996 Shore Bancshares, Inc 4,521
7,523,697 (a) SinoPac Financial Holdings Co Ltd 9,489
66,298 Skandinaviska Enskilda Banken AB (Class A) 1,320
53,283 SmartFinancial, Inc 2,500
3,001,039 Societe Generale 265,622
912,307 South Indian Bank Ltd 441
42,424 SOUTHSTATE BANK CORP 4,238
36,272 Sparebank Oestlandet 694
157,571 SpareBank SR-Bank ASA 3,080
89,326 Sparebanken Midt-Norge 1,697
73,586 Sparebanken Nord-Norge 1,137
12,520 SR Bancorp, Inc 246
2,573,016 Standard Bank Group Ltd 50,792
6,065,233 Standard Chartered plc 164,019
1,173,863 State Bank of India 12,753
8,124,900 Sumitomo Mitsui Financial Group, Inc 318,488
2,792,624 Sumitomo Mitsui Trust Holdings, Inc 104,276
94,864 (a) Suruga Bank Ltd 1,431
44,382 Sydbank AS 3,917
2,962,421 Taichung Commercial Bank Co Ltd 1,871
13,226,868 Taishin Financial Holdings Co Ltd 13,887
4,455,374 Taiwan Business Bank 2,492
6,845,720 Taiwan Cooperative Financial Holding Co Ltd 5,357
426,922 Tamilnad Mercantile Bank Ltd 3,312
31,692 (a) TBC Bank Group plc 1,862
113,691 Texas Capital Bancshares, Inc 11,740
130,600 Thanachart Capital PCL 266
1,476,600 Tisco Bank PCL 5,252
16,105,600 TMB Bank PCL (Foreign) 1,194
116,343 (a) Toho Bank Ltd 560
133,600 (a) Tokyo Kiraboshi Financial Group, Inc 1,495
110,864 (a) TOMONY Holdings, Inc 604
1,280,820 (a) Toronto-Dominion Bank 155,730
5,669,866 Turkiye Is Bankasi (Series C) 1,804
752,521 (a),(b) Ujjivan Small Finance Bank Ltd 470
215,609 UMB Financial Corp 30,780
7,584,129 (b) Unicaja Banco S.A. 27,033
2,750,838 UniCredit S.p.A 246,527
1,052,617 (a) Union Bank of India 1,921
848,314 (a) Union Bank Of Taiwan 605
100,000 United Bankshares, Inc 4,583
869,869 United Overseas Bank Ltd 26,787
12,629 Unity Bancorp, Inc 741
89,901 Univest Financial Corp 3,933
11,916 Valiant Holding AG. 2,371
1,603,271 Valley National Bancorp 23,488
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct, Reg S 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S 7
1,504,674 Warba Bank KSCP 1,357
87,900 Webster Financial Corp 6,717
8,970,844 Wells Fargo & Co 741,351
393,789 WesBanco, Inc 15,370
68,670 Westamerica Bancorporation 4,029
120,914 Western Alliance Bancorp 9,939
2,464,103 Westpac Banking Corp 60,039
129,477 Wintrust Financial Corp 20,810
404,228 Woori Financial Group, Inc 7,634

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
41,151 WSFS Financial Corp $ 3,158
124,999 (a) Yamaguchi Financial Group, Inc 2,212
13,800 (a) Yamanashi Chuo Bank Ltd 531
2,089,979 Yapi ve Kredi Bankasi 1,804
9,979,732 (a) Yes Bank Ltd 2,552
TOTAL BANKS 12,169,158
CAPITAL GOODS - 10.6%
4,764 (a) 2G Energy AG. 387
289,280 (a) 3D Systems Corp 874
224,327 3M Co 36,321
2,279 (a) 3M India Ltd 793
48,838 A.O. Smith Corp 3,063
70,901 Aalberts Industries NV 3,166
29,236 Aaon, Inc 3,709
184,530 (a) AAR Corp 26,375
2,693,752 ABB Ltd 293,024
30,885 ABB Ltd India 2,299
488,749 AcBel Polytech, Inc 909
68,788 Accelleron Industries AG. 7,064
15,822 Ackermans & Van Haaren 5,172
138,683 ACS Actividades de Construccion y Servicios S.A. 20,394
74,000 (a) Acter Co Ltd 3,052
28,149 Action Construction Equipment Ltd 305
117,792 Adani Enterprises Ltd 3,785
196,183 (a) AddTech AB 6,933
13,533 (a) ADENTRA, Inc 369
22,000 (a) Advanced Energy Solution Holding Co Ltd 826
85,752 AECC Aviation Power Co Ltd 486
190,933 Aecom Technology Corp 13,327
49,782 Aecon Group, Inc 1,598
132,543 AerCap Holdings NV 19,322
240 (a),(c) Aerovironment, Inc 40
95,680 (a) AerSale Corp 605
85,871 (a) Afcons Infrastructure Ltd 284
18,108 Ahluwalia Contracts India Ltd 164
30,937 (a) AIA Engineering Ltd 1,664
382,700 (a) Aichi Corp 3,199
1,659,865 Airbus SE 369,306
87,226 (a) Airtac International Group 3,697
16,094 Aker ASA (A Shares) 1,867
26,348 Al Babtain Power & Telecommunication Co 454
21,705 Alamo Group, Inc 3,570
82,108 Alarko Holding AS. 190
61,890 Albany International Corp (Class A) 4,611
555,348 Alec Holdings PJSC 224
215,855 Alfa Laval AB 12,877
43,181 (b) Alimak Group AB 529
179,338 (a) Allegheny Technologies, Inc 35,348
84,901 (c) Allegion plc 11,928
2,357,300 Alliance Global Group, Inc 307
157,718 Allis Electric Co Ltd 616
35,633 Allison Transmission Holdings, Inc 4,017
2,416,235 (c) Alstom RGPT 42,213
220,300 (a) Amada Co Ltd 4,057
74,740 (a) Amara Raja Batteries Ltd 666
146,797 (a) American Superconductor Corp 6,094
133,567 Ametek, Inc 32,315
47,160 Andritz AG. 4,076
12,408 Apar Industries Ltd 2,063
10,000 Apex Dynamics, Inc 188
344,157 (a) API Group Corp 14,575
24,030 (a) Apogee Enterprises, Inc 1,099

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
46,380 Applied Industrial Technologies, Inc $ 15,683
128,955 AQ Group AB 2,927
319,462 (a),(d) Arabi Group Holding KSC 99
78,676 (a) Arcosa, Inc 11,431
57,630 Ariston Holding NV 237
58,911 Armstrong World Industries, Inc 9,451
42,781 Aryt Industries Ltd 395
27,900 (a) Asahi Glass Co Ltd 1,206
5,325,016 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 39,384
1,838,548 Ashok Leyland Ltd 3,072
30,698 Ashtrom Group Ltd 645
1,765,748 (a) Assa Abloy AB 62,385
31,150 Astra Industrial Group 1,091
10,094,507 Astra International Tbk PT 2,552
74,209 Astral Ltd 1,048
33,106 (a) Astronics Corp 2,690
4,520 (a) Astronics Corp (Class B) 344
60,700 (a),(c) Astroscale Holdings, Inc 447
139,277 AtkinsRealis Group, Inc 8,650
62,096 Atkore, Inc 4,722
1,167,456 (a) Atlas Copco AB 20,697
3,281,394 Atlas Copco AB 66,511
617,819 Atmus Filtration Technologies, Inc 31,503
62,584 (a) ATS Corp 1,804
179,440 (a) Austal Ltd 504
783,030 (a),(b) AutoStore Holdings Ltd 981
1,340,000 AviChina Industry & Technology Co Ltd 495
26,197 (c) Avio S.p.A 943
18,750 (a) Avon Protection plc 427
136,611 (a) Axon Enterprise, Inc 76,586
138,661 Ayala Corp 947
2,215 (a),(d) Ayala Corp Preferred   0^
20,279 (a) Azad Engineering Ltd 441
149,122 (c) Azelis Group NV 1,588
185,687 (a) Babcock International Group 2,347
182,269 Badger Infrastructure Solutions Ltd 11,955
2,238,722 BAE Systems plc 54,864
354,936 Balfour Beatty plc 4,083
872,626 (a) Ballard Power Systems, Inc 3,403
25,444 Bawan Co 273
310,463 (a),(c) Beijer Ref AB 4,550
54,412 Beijing New Building Materials plc 145
7,442 Belimo Holding AG. 8,368
28,260 BEML Ltd 526
1,105,965 (a) BES Engineering Corp 456
5,811 (a) Bet Shemesh Engines Holdings 1997 Ltd 1,656
6,658,924 Bharat Electronics Ltd 29,022
799,808 Bharat Heavy Electricals Ltd 3,507
13,593 (a) BHI Co Ltd 486
200,472 Bidvest Group Ltd 2,931
38,811 Bird Construction Income Fund 1,771
111,000 (a) Bizlink Holding, Inc 6,802
99,389 (a) Bloom Energy Corp 30,085
34,861 (a) Blue Bird Corp 2,753
91,374 (a) Blue Star Ltd 1,575
26,440 (a) BlueLinx Holdings, Inc 1,636
129,706 (b) BOC Aviation Ltd 1,349
120,537 Bodycote plc 1,062
1,470,613 (a) Boeing Co 318,344
65,800 Boise Cascade Co 5,108
71,932 (a) Bombardier, Inc 16,562
4,391 (c) Bossard Holding AG. 1,059

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
163,174 Bouygues S.A. $ 9,112
16,440 (a) Bowman Consulting Group Ltd 480
17,677 Brenntag SE 1,075
244,000 (a) Brighton-Best International Taiwan, Inc 267
34,181 Brookfield Business Corp 1,021
4,227 Bucher Industries AG. 1,664
7,991 Budimex S.A. 1,569
94,574 Bufab AB 1,236
52,940 (a) Builders FirstSource, Inc 4,737
232,661 (a) Bunka Shutter Co Ltd 2,759
251,608 Bunzl plc 8,781
2,173 (a),(c) Burckhardt Compression Holding AG. 1,272
49,186 Burkhalter Holding AG. 9,369
1,170 (c) Bystronic AG. 206
64,000 C Sun Manufacturing Ltd 1,272
156,593 (a) Cadeler A.S. 858
249,074 (a) CAE, Inc 6,236
15,797 (a) Carbone Lorraine 754
33,082 (b) Carel Industries S.p.A 1,200
28,900 Cargotec Oyj 1,832
6,000 Carlisle Cos, Inc 2,177
55,580 Carpenter Technology Corp 34,284
2,274,558 Carrier Global Corp 166,839
498,726 Caterpillar, Inc 531,093
131,050 (a) CECO Environmental Corp 11,892
2,124 Cembre S.p.A 218
214,200 (a) Central Glass Co Ltd 5,866
314,760 (a),(c) Centuri Holdings, Inc 9,518
5,180 (a) Cera Sanitaryware Ltd 354
102,523 (a) Ceres Power Holdings plc 695
127,053 CG Power & Industrial Solutions Ltd 1,281
793,400 CH Karnchang PCL 471
203,612 (a) Chemring Group plc 1,384
92,000 Chicony Power Technology Co Ltd 277
7,440,000 China Communications Services Corp Ltd 3,726
1,085,500 (a) China Conch Venture Holdings Ltd 1,510
9,672,871 (a) China CSSC Holdings Ltd 48,287
1,232,000 China Energy Engineering Corp Ltd 486
1,585,000 China Lesso Group Holdings Ltd 722
59,500 China National Chemical Engineering Co Ltd 65
682,518 China Railway Group Ltd - A 421
2,596,000 China Railway Group Ltd - H 1,099
431,600 China State Construction Engineering Corp Ltd 276
194,500 China XD Electric Co Ltd 430
6,604 (a) China Yuchai International Ltd 313
116,945 (a),(c) Chiyoda Corp 490
720,000 Chongqing Machinery & Electric Co Ltd 187
174,100 (a) Chudenko Corp 5,838
304,000 (a) Chung-Hsin Electric & Machinery Manufacturing Corp 1,704
522,000 CIMC Enric Holdings Ltd 480
53,300 Cirrus Aircraft Ltd 230
2,721,517 Citic Pacific Ltd 3,693
9,546 CJ Corp 962
1,931,553 CK Hutchison Holdings Ltd 16,371
37,693 CKD Corp 1,773
32,320 CNGR Advanced Material Co Ltd 209
502,138 CNH Industrial NV 5,639
26,226 (c) Cohort plc 428
38,414 (a) Colt CZ Group SE 1,658
30,720 Comfort Systems USA, Inc 60,886
1,198,925 Compagnie de Saint-Gobain 108,721
78,617 (a) COMSYS Holdings Corp 2,654

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
12,441 (a) Construcciones y Auxiliar de Ferrocarriles S.A. $ 904
1,219,933 Contemporary Amperex Technology Co Ltd 70,914
862,700 (c) Contemporary Amperex Technology Co Ltd 77,711
345,000 (a) Continental Holdings Corp 235
145,971 (a) Core & Main, Inc 7,043
8,328 (a) Craftsman Automation Ltd 835
108,130 Crane Co 24,121
2,645,000 CRRC Corp Ltd 1,517
967,400 CRRC Corp Ltd (Class A) 743
286,483 CS Wind Corp 7,917
563,010 (a) CSBC Corp Taiwan 343
119,254 (a),(c) CSG NV 1,741
460,496 CTCI Corp 608
85,864 Cummins India Ltd 5,144
226,304 Cummins, Inc 161,402
34,710 Curtiss-Wright Corp 26,302
31,000 (a) CyberPower Systems, Inc 209
5,692 Daehan Shipbuilding Co Ltd 193
5,921 Daetwyler Holding AG. 1,132
145,326 (a) Daewoo Engineering & Construction Co Ltd 1,801
27,315 Daewoo International Corp 867
81,296 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 5,338
1,071,800 (a) Dai-Dan Co Ltd 19,169
273,500 (a) Daifuku Co Ltd 12,116
13,148 (a) Daihen Corp 1,496
37,700 (a) Daikin Industries Ltd 5,751
345,623 Daimler Truck Holding AG. 16,669
23,900 (a),(c) Daiwa Industries Ltd 242
27,000 Dajin Heavy Industry Co Ltd 231
6,526 Danieli & Co S.p.A. 503
27,822 Danieli & Co S.p.A. (RSP) 1,469
7,630 Danya Cebus Ltd 313
14,621 Dassault Aviation S.A. 4,803
18,572 (a) Data Patterns India Ltd 885
237,328 Deere & Co 150,544
661,641 Deutz AG. 6,625
324,070 Diploma plc 30,632
1,082,676 DiscoverIE Group plc 9,708
123,490 DKSH Holding AG. 9,490
22,517 DL E&C Co Ltd 943
2,172,700 DMCI Holdings, Inc 266
115,529 Dongfang Electric Corp Ltd 493
402,589 Doosan Bobcat, Inc 16,285
4,594 Doosan Corp 4,501
28,102 (a) Doosan Fuel Cell Co Ltd 1,030
704,394 (a) Doosan Heavy Industries and Construction Co Ltd 40,132
15,535 (a) Doosan Robotics, Inc 915
61,019 dormakaba Holding AG. 3,943
270,136 (c) Douglas Dynamics, Inc 14,574
816,487 Dover Corp 183,122
70,655 Dredging Environmental & Marine Engineering NV 14,152
600,549 (a),(c) DroneShield Ltd 1,010
1,610,936 Dubai Investments PJSC 1,628
22,079 (a) Ducommun, Inc 4,089
34,534 Duerr AG. 700
5,977 (a) Dycom Industries, Inc 3,022
1,398,408 Eaton Corp plc 595,890
393,700 Ebara Corp 15,418
33,518 Ecopro BM Co Ltd 3,124
63,246 Ecopro Co Ltd 4,415
17,831 (a) Ecopro Materials Co Ltd 522
51,866 Eiffage S.A. 7,651

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
21,119 Elbit Systems Ltd $ 16,058
6,308 Elco Ltd 311
22,517 Elecnor S.A. 1,023
66,996 Elecon Engineering Co Ltd 379
29,263 Electra Israel Ltd 1,106
4,542,027 Electrical Industries Co 17,457
116,677 (a) Electro Optic Systems Holdings Ltd 834
340,569 Electrocomponents plc 2,629
174,740 Electrolux Professional AB 764
131,871 (a) Elgi Equipments Ltd 834
65,390 (a),(c) Elmet Group Co 1,291
421,200 Embraer S.A. 6,678
25,475 EMCOR Group, Inc 21,141
1,103,125 Emerson Electric Co 157,912
477,938 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 30,492
5,558 Energiekontor AG. 248
148,890 Enerpac Tool Group Corp 5,339
78,380 EnerSys 18,327
26,392 (a),(c) Engcon AB 167
185,693 Engineers India Ltd 473
72,019 EnPro Industries, Inc 27,146
1,070,000 (a),(c) Envision Greenwise Holdings Ltd 830
260,040 (a),(c) Eos Energy Enterprises, Inc 1,529
290,942 (a) Epiroc AB 6,753
491,661 (a) Epiroc AB 13,490
24,459 Esab Corp 2,412
18,175 (a) ESAB India Ltd 1,099
84,935 ESCO Technologies, Inc 29,731
9,813 (a) Escorts Kubota Ltd 305
796,982 (a) Estithmar Holding QPSC 968
76,877 Eve Energy Co Ltd 740
90,000 (a) Evergreen Aviation Technologies Corp 527
60,593 (a) Everus Construction Group, Inc 10,055
7,453 (a),(c) Exail Technologies S.A. 1,024
23,081 Exosens SAS 1,508
810,400 Fanuc Ltd 37,316
1,611,000 (a) Far Eastern Textile Co Ltd 1,447
250,164 Fastenal Co 12,015
145,701 Federal Signal Corp 18,721
212,795 Ferguson Enterprises, Inc 50,503
382,837 Ferrovial SE 26,240
975,174 (a) Fincantieri S.p.A 11,101
95,026 Finning International, Inc 6,712
286,326 Finolex Cables Ltd 3,544
178,450 (a),(c) Firefly Aerospace, Inc 5,246
334,000 (c) First Tractor Co Ltd 286
741,832 (a) Fletcher Building Ltd 1,430
2,044,971 Flowserve Corp 151,655
28,387 FLSmidth & Co AS 2,080
74,600 (a) Fluence Energy, Inc 1,483
66,197 (a),(c) Fluidra S.A. 1,498
3,816 (a) Fluor Corp 200
748 (c) Forbo Holding AG. 689
3,229 Force Motors Ltd 636
102,569 (a) Forgent Power Solutions, Inc 5,730
48,281 Fortive Corp 2,949
89,330 Fortune Electric Co Ltd 2,205
119,412 Franklin Electric Co, Inc 12,800
2,393 Frequentis AG. 165
58,693 FTAI Aviation Ltd 15,878
90,650 (a) FuelCell Energy, Inc 3,264
83,326 (c) Fugro NV 901

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
482,845 (a) Fuji Machine Manufacturing Co Ltd $ 25,354
1,604,400 (a) Fujikura Ltd 63,601
16,678 (a) Fukushima Galilei Co Ltd 340
11,400 (a) Furukawa Co Ltd 252
470,000 (a) Furukawa Electric Co Ltd 14,136
17,934 G R Infraprojects Ltd 174
114,000 G Shank Enterprise Co Ltd 471
3,164,912 Gamuda BHD 3,400
195,800 Garden Reach Shipbuilders & Engineers Ltd 5,655
1,071,324 (a) Gates Industrial Corp plc 29,965
1,103,158 (a) GE T&D India Ltd 57,866
270,101 GE Vernova, Inc 317,331
109,313 GEA Group AG. 7,506
25,308 Geberit AG. 16,888
38,458 GEK Group of Cos S.A. 1,936
186,079 (a) GEM Co Ltd 182
56,493 (a) Generac Holdings, Inc 16,542
424,155 General Dynamics Corp 150,253
1,248,998 General Electric Co 466,788
187,385 Genuit Group plc 688
34,872 GenusPlus Group Ltd 266
58,672 Georg Fischer AG. 3,038
24,000 (a) GFC Ltd 91
75,732 Global Industrial Co 2,534
27,156 (a) Glory Ltd 657
130,903 (a) GMR Power and Urban Infra Ltd 137
70,630 Gotion High-tech Co Ltd 288
23,659 Graco, Inc 1,789
120,947 Grafton Group plc 1,445
230,304 Granite Construction, Inc 36,406
49,541 (a) Graphite India Ltd 322
36,423 (a) Grindwell Norton Ltd 834
17,000 (a) Group Up Industrial Co Ltd 210
339,793 (a),(c) Grupo Carso S.A. de C.V. (Series A1) 2,539
47,189 GS Engineering & Construction Corp 775
33,082 GS Holdings Corp 1,423
57,900 GT Capital Holdings, Inc 458
63,065 Gulf Cables & Electrical Industries Group Co. KSCP 372
426,497 Haitian International Holdings Ltd 1,023
6,005 Hammond Power Solutions, Inc 1,470
35,502 (a) Hanjin Heavy Industries & Construction Co Ltd 466
107,095 (a) Hanwa Co Ltd 1,124
12,351 Hanwha Corp 806
13,757 Hanwha Corp 320
47,251 Hanwha Systems Co Ltd 2,246
300,500 HAP Seng Consolidated BHD 198
7,540 (a) Happy Forgings Ltd 123
492,000 Harbin Power Equipment 970
42,300 (a) Harmonic Drive Systems, Inc 2,070
145,145 Havells India Ltd 1,781
333,733 (a) Hayward Holdings, Inc 5,777
110,036 (a) Hazama Ando Corp 1,221
86,703 HBL Power Systems Ltd 746
22,761 HD Hyundai Construction Equipment Co Ltd 1,866
14,676 HD Hyundai Electric Co Ltd 9,414
46,185 HD Hyundai Heavy Industries Co Ltd 17,808
19,504 HDC Hyundai Development Co-Engineering & Construction 228
47,465 (a) HEG Ltd 260
123,980 HEICO Corp 44,160
43,226 (a) HEICO Corp (Class A) 11,148
17,876 Heijmans NV (ADR) 2,333
109,200 (a) Helios Technologies, Inc 9,746

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
148,415 Hensoldt AG. $ 11,528
174,025 Herc Holdings, Inc 24,945
32,551 Hexcel Corp 3,257
107,852 (a) Hindustan Aeronautics Ltd 4,999
1,164,050 (a) Hindustan Construction Co 316
72,100 (a) Hitachi Construction Machinery Co Ltd 2,364
7,904 (a) Hitachi Energy India Ltd 2,924
14,632,577 Hitachi Ltd 404,973
122,620 (a) Hitachi Zosen Corp 968
202,643 (a) Hiwin Technologies Corp 2,095
11,287 Hochtief AG. 6,543
957,629 (a) Honeywell Aerospace, Inc 211,713
957,629 Honeywell International, Inc 214,413
119,900 Hong Leong Asia Ltd 257
77,500 (a) Hoshizaki Corp 2,536
33,074 Hosken Consolidated Investments Ltd 339
396,930 Howden Joinery Group plc 4,413
904,740 Howmet Aerospace, Inc 243,248
40,496 (a) HSD Engine Co Ltd 1,354
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
211,000 HUA ENG Wire & Cable 225
127,002 Hubbell, Inc 66,447
31,753 Huber & Suhner AG. 8,808
41,890 (a) Hudson Technologies, Inc 240
32,900 Hunan Yuneng New Energy Battery Material Co Ltd 369
16,818 Huntington Ingalls Industries, Inc 4,707
248,615 (a) Husqvarna AB (B Shares) 966
163,444 Hwang Chang General Contractor Co Ltd 198
6,055 Hyosung Corp 693
3,234 Hyosung Heavy Industries Corp 7,350
20,050 Hyundai Development Co 271
17,195 Hyundai Elevator Co Ltd 796
45,282 Hyundai Engineering & Construction Co Ltd 3,392
31,347 Hyundai Greenfood Co Ltd 324
26,542 Hyundai Heavy Industries 6,057
14,538 Hyundai Rotem Co Ltd 1,638
20,540 IDEX Corp 4,662
1,657,900 IJM Corp BHD 921
18,346 Iljin Electric Co Ltd 922
39,459 Illinois Tool Works, Inc 10,672
41,443 IMCD NV 3,747
177,089 IMI plc 6,976
9,952 Implenia AG. 877
239,000 (b) Impro Precision Industries Ltd 247
497,572 (a) Inaba Denki Sangyo Co Ltd 8,376
31,698 (a) Inabata & Co Ltd 760
24,348 (b) IndiaMart InterMesh Ltd 491
8,947 Indus Holding AG. 265
25,964 Industrie De Nora S.p.A 198
931,915 Industries Qatar QSC 2,815
207,808 Indutrade AB 4,300
144,625 (a) INFRONEER Holdings, Inc 2,397
9,108 Ingersoll Rand India Ltd 433
781,462 Ingersoll Rand, Inc 64,072
15,870 (a) Innovative Solutions & Support, Inc 286
2,803,600 (a),(d) Inovisi Infracom Tbk PT   0^
71,547 (a) Inox Green Energy Services Ltd 150
14,456 INOX India Ltd 300
547,950 (a) Inox Wind Ltd 523
152,107 (a) InPost S.A. 2,681
78,947 Inrom Construction Industries Ltd 638
169,087 Instalco AB 668

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
57,013 (c) Interpump Group S.p.A. $ 2,207
1,000 Interroll Holding AG. 1,576
40,189 (a) Intracom S.A. Technical & Steel Constructions 634
63,165 (a),(c) Intuitive Machines, Inc 1,351
106,302 Investment AB Latour 2,112
28,888 INVISIO AB 611
40,113 (c) Inwido AB 596
32,534,931 IRB Infrastructure Developers Ltd 7,372
247,396 (b) IRCON International Ltd 343
24,857 ISGEC Heavy Engineering Ltd 243
854,300 (a) Ishikawajima-Harima Heavy Industries Co Ltd 14,423
4,541 (c) Italmobiliare S.p.A 145
36,397 ITD Cementation India Ltd 501
320,466 (a) ITM Power plc 562
848,200 Itochu Corp 9,680
292,738 ITT, Inc 57,892
137,179 Iveco Group NV 2,181
70,220 (a) Japan Pulp & Paper Co Ltd 464
45,161 (a) Japan Steel Works Ltd 2,163
139,377 Jardine Matheson Holdings Ltd 8,595
1,632,900 JG Summit Holdings (Series B) 707
151,800 (a) JGC Corp 2,364
49,304 Jiangsu Hengli Hydraulic Co Ltd 784
134,118 Jiangsu Zhongtian Technology Co Ltd 1,213
43,700 JL Mag Rare-Earth Co Ltd 200
129,519 John Bean Technologies Corp 18,780
496,077 Johnson Controls International plc 72,482
9,500 (b) JOST Werke SE 566
36,039 Jungheinrich AG. 953
57,407 (a) Jupiter Wagons Ltd 163
61,110 (a) Jyoti CNC Automation Ltd 502
53,689 Kajaria Ceramics Ltd 687
60,400 (a) Kajima Corp 2,202
28,524 Kalmar Oyj 1,253
76,047 Kalpataru Projects International Ltd 1,102
265,200 (a) Kanamoto Co Ltd 8,719
200,301 (a) Kandenko Co Ltd 8,361
115,000 (a) Kanematsu Corp 1,470
55,000 Kaori Heat Treatment Co Ltd 2,723
22,920 Karat Packaging, Inc 767
4,347 Kardex Holding AG. 1,218
21,871 (a) Karman Holdings, Inc 1,092
640,700 (a) Kawasaki Heavy Industries Ltd 11,595
73,539 KEC International Ltd 406
44,141 KEI Industries Ltd 2,536
68,500 (a) Keihan Electric Railway Co Ltd 1,342
354,400 Kelington Group Bhd 699
112,511 Keller Group plc 3,961
18,482 (a),(c) Kempower Oyj 260
119,070 Kennametal, Inc 4,173
10,268 KEPCO Engineering & Construction Co, Inc 724
1,224,300 Keppel Corp Ltd 10,384
312,090 Kier Group plc 904
80,371 (a) Kinden Corp 3,967
115,462 Kingspan Group plc 10,559
76,000 (a) Kinik Co 1,846
396,950 KION Group AG. 17,621
18,681 (a) Kirloskar Brothers Ltd 406
22,735 (a) Kirloskar Pneumatic Co Ltd 470
46,900 (a) Kitz Corp 739
50,107 Knorr-Bremse AG. 5,830
434,104 KOC Holding AS 1,807

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,000,541 Komatsu Ltd $ 39,069
253,578 Kone Oyj (Class B) 14,425
132,749 Konecranes Oyj 4,081
319,238 Kongsberg Gruppen ASA 9,621
328,677 (a) Kongsberg Maritime AS. 1,701
1,628,612 Koninklijke BAM Groep NV 22,847
44,512 Korea Aerospace Industries Ltd 4,229
34,101 (a) Kornit Digital Ltd 554
6,280 (a) Kratos Defense & Security Solutions, Inc 313
9,632 Krones AG. 1,237
328 Ksb AG 322
48,435 KSB Ltd 491
77,276 Kuang-Chi Technologies Co Ltd 347
138,100 (a) Kubota Corp 2,311
104,416 (a) Kumagai Gumi Co Ltd 924
71,900 (a) Kurita Water Industries Ltd 4,102
17,549 (a) Kvutzat Acro Ltd 257
24,454 (a) Kyokuto Kaihatsu Kogyo Co Ltd 321
128,310 (a) Kyowa Exeo Corp 2,194
29,622 (a) Kyudenko Corp 1,712
3,627 Kyung Dong Navien Co Ltd 146
21,425 L&F Co Ltd 1,564
139,457 L3Harris Technologies, Inc 40,525
3,506 (a) Lakshmi Machine Works Ltd 584
2,342,473 Larsen & Toubro Ltd 102,711
90,263 (a) Legence Corp 7,693
199,551 Legrand S.A. 33,813
4,520 (c) Lennox International, Inc 2,590
190,165 Leonardo DRS, Inc 8,114
306,059 Leonardo S.p.A. 16,432
53,869 LG Corp 3,414
29,269 (a) LG Energy Solution Ltd 6,925
130,676 Lifco AB 4,283
80,186 LIG Nex1 Co Ltd 37,213
40,600 Lincoln Electric Holdings, Inc 10,780
46,949 (a) Lindab International AB 631
15,334 LISI 1,152
199,100 (a) LIXIL Group Corp 2,217
303,733 (a) Lloyds Steels Industries Ltd 279
18,210 (a),(c) Loar Holdings, Inc 1,468
137,455 Lockheed Martin Corp 70,028
93,000 (a) Longwell Co 916
23,023,000 Lonking Holdings Ltd 7,652
20,717 Lotte Corp 309
8,220 Louisiana-Pacific Corp 647
12,496 LS Cable Ltd 3,010
7,609 LS Eco Energy Ltd 261
46,997 LS Electric Co Ltd 7,372
9,933 LS Marine Solution Co Ltd 176
21,055 LS Materials Ltd 204
4,682,000 LT Group, Inc 1,139
6,868 LU-VE S.p.A 522
262,570 Luxfer Holdings plc 4,737
254,535 LX INTERNATIONAL CORP 6,063
86,228 Maas Group Holdings Ltd 318
2,969,128 (c) Mabuchi Motor Co Ltd 28,879
111,995 Maire Tecnimont S.p.A 1,832
16,139 (a) Makino Milling Machine Co Ltd 1,514
32,000 (a) Makita Corp 1,151
7,731 Manitou BF S.A. 167
500,720 Marcopolo S.A. 581
58,608 Marcopolo S.A. 64

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
201,500 (a) Marubeni Corp $ 5,874
967,501 Masco Corp 78,726
42,680 (a) Mastec, Inc 17,757
69,200 (a) Max Co Ltd 730
88,250 (a) Mayville Engineering Co Inc 3,306
1,194 MBB SE 236
681,473 (a) MDA Ltd 28,157
37,000 Mega Union Technology, Inc 1,144
25,471 Meidensha Corp 1,561
8,032,567 Melrose Industries plc 50,651
650,103 (a) Metallurgical Corp of China Ltd 234
18,900 (a) METAWATER Co Ltd 390
72,245 (c) Metlen Energy & Metals plc 3,406
485,372 (a) Metso Outotec Oyj 8,440
31,005 (c) Mildef Group AB 590
51,900 (a) Minebea Co Ltd 1,540
63,762 (a) MIRAIT ONE corp 1,524
196,600 (a) MISUMI Group, Inc 4,899
2,579,300 (a) Mitsubishi Corp 69,002
11,420,900 Mitsubishi Electric Corp 418,856
4,386,610 (a) Mitsubishi Heavy Industries Ltd 99,676
14,050 (a) Mitsuboshi Belting Co Ltd 343
5,482,100 Mitsui & Co Ltd 153,077
68,600 (a) Mitsui Engineering & Shipbuilding Co Ltd 1,752
301,000 (a) Miura Co Ltd 5,867
6,231 MNC Solution Co Ltd 95
683 (a) Modine Manufacturing Co 182
71,786 Monadelphous Group Ltd 1,541
262,800 (a),(c) MonotaRO Co Ltd 2,989
21,527 (a),(b) Montana Aerospace AG. 566
21,308 Moog, Inc (Class A) 9,031
213,724 Morgan Crucible Co plc 604
32,319 Morgan Sindall plc 2,107
95,744 (a),(c) Mori Seiki Co Ltd 2,078
57,900 (a) Morita Holdings Corp 869
73,724 (c) Mota Engil SGPS S.A. 393
50,644 (a) MSC Industrial Direct Co (Class A) 6,024
13,325 (a) MTAR Technologies Ltd 1,077
40,155 MTU Aero Engines Holding AG. 16,733
132,489 Mueller Industries, Inc 16,287
885,294 Mueller Water Products, Inc (Class A) 22,867
94,210 (a),(b),(c) Munters Group AB 1,677
8,840 (a) MYR Group, Inc 4,424
78,100 (a) Nabtesco Corp 2,512
6,733 (a) Nachi-Fujikoshi Corp 249
221,700 (a) Nagase & Co Ltd 1,604
39,100 (a),(c) Namura Shipbuilding Co Ltd 865
301,419 NARI Technology Co Ltd 1,018
1,326,836 National Industries Group Holding SAK 1,018
97,670 Nava Ltd 626
705,199 NBCC India Ltd 783
94,717 (a) NCC AB (B Shares) 1,864
211,677 (a) NCC Ltd 332
66,500 (a) Newpark Resources, Inc 1,058
26,761 Nexans S.A. 4,454
10,236 (a) NEXTracker, Inc 1,220
67,488 (a) NFI Group, Inc 1,133
666,400 (a) NGK Insulators Ltd 31,407
1,094,274 Nibe Industrier AB 4,068
123,120 (a) Nichias Corp 3,022
12,445 (a) Nichiha Corp 235
3,378,400 Nidec Corp 55,530

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
25,600 (a) Nihon Dengi Co Ltd $ 370
16,700 (a) Nikkiso Co Ltd 421
51,672 Ningbo Deye Technology Co Ltd 811
25,080 Ningbo Orient Wires & Cables Co Ltd 154
45,900 Ningbo Sanxing Medical Electric Co Ltd 101
22,459 (a) Nippon Densetsu Kogyo Co Ltd 610
18,565 (a) Nishimatsu Construction Co Ltd 609
113,100 (a) Nishio Rent All Co Ltd 2,742
95,531 (a) Nisshinbo Industries, Inc 1,474
9,300 (a) Nitta Corp 340
85,500 (a) Nitto Boseki Co Ltd 2,312
110,535 (a) Nitto Kogyo Corp 3,268
38,980 (a) NKT Holding AS 5,833
535,468 Nolato AB 2,688
20,600 (a) Nomura Micro Science Co Ltd 634
84,828 Norconsult Norge AS. 309
284,984 (a) Nordex AG. 15,036
63,822 Nordson Corp 19,254
28,532 (a) Noritake Co Ltd 723
16,833 (a) Norma Group SE 338
228,240 Northrop Grumman Corp 116,245
312,773 NRW Holdings Ltd 1,621
1,406,679 (a) NSK Ltd 9,940
357,361 (a) NTN Corp 883
160,580 (a),(c) NuScale Power Corp 1,611
912,958 nVent Electric plc 154,847
805,999 NWS Holdings Ltd 793
7,346 (a),(c) Obara Corp 277
90,900 (a) Obayashi Corp 1,837
127,707 OC Oerlikon Corp AG. 643
34,734 (a) Okuma Holdings, Inc 1,002
21,100 (a) Okumura Corp 734
23,988 Olectra Greentech Ltd 381
193,008 (c) Opus Global Rt 223
35,436 Orascom Construction plc 520
18,048 (a) Organo Corp 1,846
20,520 (a) Orion Marine Group, Inc 345
51,706 (a) OSG Corp 1,166
55,613 Otis Worldwide Corp 3,982
17,896 (a) Otokar Otomotiv Ve Savunma Sanayi A.S. 144
34,867 Owens Corning, Inc 5,542
202,516 PACCAR, Inc 24,326
11,801 Palfinger AG. 430
33,198 Paras Defence & Space Technologies Ltd 453
334,612 Parker-Hannifin Corp 327,291
124,351 (a) Peab AB (Series B) 1,169
156,878 Pentair plc 12,026
184,146 (a) Penta-Ocean Construction Co Ltd 1,950
15,169 People & Technology, Inc 365
12,351 Per Aarsleff Holding A.S. 1,396
92,168 Pfisterer Holding SE 9,967
4,611 (a) Plejd AB 511
2,806,967 (a),(c) Plug Power, Inc 7,607
93,136 PNC Infratech Ltd 225
22,080 (c) PNE AG. 277
33,980 Polycab India Ltd 3,583
13,743 Porr AG. 695
21,086 POSCO Future M Co Ltd 2,422
171 Powell Industries, Inc 49
671,269 Power Construction Corp of China Ltd 466
8,572 Power Mech Projects Ltd 251
17,700 (a),(c) PowerX, Inc 209

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
81,990 Praj Industries Ltd $ 304
93,000 (a) Precision Tsugami China Corp Ltd 838
192,953 Primoris Services Corp 19,126
109,992 (a) Proto Labs, Inc 8,965
210,078 Prysmian S.p.A. 35,365
3,300 (a) PS Construction Co Ltd 45
337,842 (a) QinetiQ plc 1,894
25,200 (a) QPS Holdings, Inc 306
255,232 Quanta Services, Inc 183,777
278,351 (a),(c) QXO, Inc 4,810
18,193 (c) R&S Group Holding AG. 615
6,011 (a) Rainbow Robotics 2,042
47,700 (a) Raito Kogyo Co Ltd 1,201
97,573 (a) Ral Yatirim Holding AS. 401
3,050 Rational AG. 2,234
28,378 (a) RBC Bearings, Inc 18,277
298,000 (a) Realord Group Holdings Ltd 393
33,898 (c) Recticel S.A. 425
657 (a),(c) Red Cat Holdings, Inc 7
124,392 Redox Ltd 342
194,842 (a),(c) Redwire Corp 2,383
145,311 (c) Reece Ltd 1,734
809,820 Regal-Beloit Corp 192,891
522,468 Reliance Worldwide Corp Ltd 1,413
53,533 Renew Holdings plc 629
58,106 RENK Group AG. 2,805
2,943,400 (a) REPT BATTERO Energy Co Ltd 5,087
44,472 (a) Resideo Technologies, Inc 1,383
105,561 Reunert Ltd 389
165,677 Rexel S.A. 7,258
126,709 Rheinmetall AG. 144,167
41,591 Richelieu Hardware Ltd 1,195
6,500 (a) RoboTechnik Intelligent Technology Co Ltd 600
344,255 (a) Rocket Lab Corp 34,994
58,284 Rockwell Automation, Inc 28,855
71,552 ROCKWOOL A.S. 2,295
6,265,501 Rolls-Royce Holdings plc 120,107
607,138 (a) Rosebank Industries plc 2,671
2,749,751 Rotork plc 10,776
414,132 RR Kabel Ltd 10,509
1,740,530 RTX Corp 330,231
64,800 Ruentex Engineering & Construction Co 334
255,321 Run Long Construction Co Ltd 242
39,811 Russel Metals, Inc 1,688
6,214 S&T Dynamics Co Ltd 142
242,342 (a) Saab AB 12,634
387,701 Sacyr Vallehermoso S.A. 2,071
265,293 Safran S.A. 104,547
227,125 (a) Sam Engineering & Equipment M Bhd 285
50,993 Samsung C&T Corp 15,789
808,163 Samsung Engineering Co Ltd 25,205
415,472 (a) Samsung Heavy Industries Co Ltd 6,319
14,257 Samsung Techwin Co Ltd 9,227
795,467 Sandvik AB 32,849
11,326 Sanil Electric Co Ltd 1,782
604,800 (a) Sanki Engineering Co Ltd 11,143
127,941 (a) Sanwa Shutter Corp 2,999
863,000 Sany Heavy Equipment International Holdings Co Ltd 733
347,657 Sany Heavy Industry Co Ltd 889
265,699 (a) Sanyo Denki Co Ltd 10,809
47,910 (a) Satellogic, Inc 274
39,691 Saudi Ceramic Co 282

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
47,271 Savaria Corp $ 988
31,971 Schindler Holding AG. 10,598
17,515 Schindler Holding AG. (Registered) 5,568
121,509 (a) Schneider Electric Infrastructure Ltd 1,750
639,892 Schneider Electric S.A. 209,389
3,045 Scope Metals Group Ltd 289
1,592,500 (c) Seatrium Ltd 2,431
17,828 Sejin Heavy Industries Co Ltd 154
203,300 (a) Sekisui Chemical Co Ltd 3,260
3,389,552 Senior plc 12,949
120,148 Sensata Technologies Holding plc 5,736
9,800 (a) Senshu Electric Co Ltd 427
642,661 Service Stream Ltd 1,182
12,236 SFA Engineering Corp 186
11,897 SFS Group AG. 1,961
175,647 SGH Ltd 5,674
15,442 Shaily Engineering Plastics Ltd 473
40,791 (a) Shakti Pumps India Ltd 253
45,820 Shandong Himile Mechanical Science & Technology Co Ltd 316
475,303 (a) Shanghai Electric Group Co Ltd 492
276,000 Shanghai Industrial Holdings Ltd 433
227,994 (a) Shanghai Mechanical and Electrical Industry Co Ltd 338
229,100 Shanghai Zhenhua Port Machinery Co 59
105,750 Shapir Engineering and Industry Ltd 1,598
82,600 (a) Shenzhen Dobot Corp Ltd 277
49,270 Shenzhen Envicool Technology Co Ltd 582
54,340 Shenzhen Inovance Technology Co Ltd 533
22,300 Shenzhen Megmeet Electrical Co Ltd 555
17,936 (a) Shibaura Machine Co Ltd 501
7,400 Shibuya Corp 203
194,000 (a) Shihlin Electric & Engineering Corp 1,477
252,324 (a) Shikun & Binui Ltd 1,611
163,109 (a) Shikun & Binui Soltec Renewable Energy 222
71,600 Shimizu Corp 1,134
134,600 (a) Shin Nippon Air Technologies Co Ltd 3,139
119,026 Shin Zu Shing Co Ltd 753
15,300 (a) Shinko Electric Co Ltd 1,528
18,584 (a) Shinko Plantech Co Ltd 259
43,500 (a) Shinmaywa Industries Ltd 543
232,600 (a) Shinnihon Corp 2,971
11,654 Shinsung Delta Tech Co Ltd 244
115,232 (c) SHO-BOND Holdings Co Ltd 888
17,896 (a) Sichuan Huafeng Technology Co Ltd 499
272,060 Sichuan Road and Bridge Group Co Ltd 314
1,504,111 Siemens AG. 483,582
578,190 Siemens Energy AG. 110,227
34,956 Siemens Energy India Ltd 1,363
52,510 (a) Siemens India Ltd 1,999
88,083 (b) Signify NV, Reg S 1,682
170,701 (a) Silex Systems Ltd 639
5,410,800 Sime Darby BHD 2,849
18,033 (a) Simpson Manufacturing Co, Inc 3,775
1,347,700 Singapore Technologies Engineering Ltd 10,855
28,200 (a) Sinko Industries Ltd 218
1,167,500 Sinopec Engineering Group Co Ltd 734
522,500 (a) Sinotruk Hong Kong Ltd 2,582
54,789 (a) SiteOne Landscape Supply, Inc 6,268
12,651 (a) SK Eternix Co Ltd 426
19,393 (a),(b) SK IE Technology Co Ltd 204
61,603 SK Networks Co Ltd 403
21,677 (a) SK oceanplant Co Ltd 213
108,702 SK Square Co Ltd 122,927

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
22,687 SK, Inc $ 12,441
251,956 Skanska AB (B Shares) 6,740
254,507 (a) SKF AB (B Shares) 6,537
41,299 (a) SKF India Industrial Ltd 1,262
134,168 SM Investments Corp 1,293
11,225 SMA Solar Technology AG. 810
166,400 SMC Corp 74,395
236,806 Smiths Group plc 8,044
22,024 Snap-On, Inc 8,862
155,802 (a) Sojitz Holdings Corp 4,998
9,387 SPG Co Ltd 494
55,735 Spirax-Sarco Engineering plc 5,056
150,461 (a) SPX Technologies, Inc 36,889
2,928,503 SRG Global Ltd 8,082
42,246 (c) Stadler Rail AG. 1,215
98,824 (a) StandardAero, Inc 2,956
66,484 Stanley Black & Decker, Inc 6,257
97,205 Stantec, Inc 6,704
5,480,900 (a),(d) STARK Corp PCL 2
29,020 (a) Sterling Construction Co, Inc 24,358
966,784 Storskogen Group AB 852
11,023 (a) STX Engine Co Ltd 211
14,804 (a) STX Enpaco Co Ltd 569
12,313 Sulzer AG. 2,044
622,800 (a) Sumitomo Corp 5,986
141,400 (a) Sumitomo Heavy Industries Ltd 4,463
709,503 Sunbelt Rentals Holdings, Inc 51,757
77,398 Sungrow Power Supply Co Ltd 1,816
2,983,819 Sunonwealth Electric Machine Industry Co Ltd 13,467
8,186 (a) Sunrun, Inc 110
1,706,100 Sunway BHD 2,159
276,000 Sunway Construction Group BHD 504
63,263 Sunwoda Electronic Co Ltd 178
2,444,500 (a),(c),(d) Superb Summit International Group Ltd 3
40,442 Supreme Industries Ltd 1,351
6,579,686 (a) Suzlon Energy Ltd 4,104
19,300 (a) SWCC Showa Holdings Co Ltd 1,639
142,630 Sweco AB 1,871
252,000 Swire Pacific Ltd (Class A) 2,632
28,000 Syntec Technology Co Ltd 1,795
573,785 Ta Ya Electric Wire & Cable 691
59,022 (a) Tadano Ltd 465
54,176 (a) Taihan Electric Wire Co Ltd 1,202
22,429 (a) Taihei Dengyo Kaisha Ltd 356
56,106 (a) Taikisha Ltd 1,728
1,107,841 (a) Taisei Corp 98,069
690,000 Taiwan Glass Industrial Corp 1,657
24,000 Taiwan Microloops Corp 665
11,439 (a) Takamatsu Corp 254
30,464 (a) Takara Standard Co Ltd 584
64,082 (a) Takasago Thermal Engineering Co Ltd 2,022
22,300 (a) Takeuchi Manufacturing Co Ltd 980
38,800 (a) Takuma Co Ltd 870
1,555,920 (a) Tanco Holdings Bhd 67
48,032 Tasmea Ltd 316
1,165,945 Tata Motors Ltd 5,228
1,010,600 Tatung Co Ltd 872
207,975 (a) TBEA Co Ltd 694
227,087 TD Power Systems Ltd 2,986
37,693 Techno Electric & Engineering Co Ltd 421
43,945 (a) Techno Ryowa Ltd 1,566
3,839,500 Techtronic Industries Co 63,895

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
813,000 Teco Electric and Machinery Co Ltd $ 1,814
9,186 (a) Tega Industries Ltd 165
251,575 Terex Corp 18,212
25,147 Textron, Inc 2,307
297,823 Thales S.A. 76,541
4,210,000 (a),(c) Theme International Holdings Ltd 274
28,259 (a) Thermax Ltd 1,542
73,700 (a) THK Co Ltd 3,371
20,342 (a),(c) Thyssenkrupp Nucera AG. & Co KGaa 169
464,000 Time Interconnect Technology Ltd 1,013
400,190 Timken Co 58,156
27,401 Timken India Ltd 1,011
62,601 Titagarh Rail System Ltd 584
28,659 TKH Group NV 1,432
35,062 (a) Tkms AG.& Co KGaA 2,992
42,700 (a) Toa Corp/Tokyo 552
34,311 (a) Tocalo Co Ltd 695
156,056 (a) Toda Corp 1,573
339,675 (a) Toenec Corp 4,737
67,000 (a) TOKAI Holdings Corp 474
61,602 (a) Tokyu Construction Co Ltd 448
166,707 TOMRA Systems ASA 1,605
90,900 Toro Co 8,855
69,459 Toromont Industries Ltd 11,422
19,700 (a) Totech Corp 506
16,977 (a) Totetsu Kogyo Co Ltd 443
96,200 (a) Toto Ltd 5,152
19,800 (a) Toyo Engineering Corp 250
11,100 (a),(c) Toyo Tanso Co Ltd 511
98,500 (a) Toyota Tsusho Corp 3,666
677,895 Trane Technologies plc 332,955
31,928 TransDigm Group, Inc 42,529
80,278 (a) Transformers & Rectifiers India Ltd 300
27,537 Transrail Lighting Ltd 149
162,235 Travis Perkins plc 1,189
147,919 Trelleborg AB (B Shares) 6,163
46,354 (a) Trex Co, Inc 2,320
1,111,262 (a) Triveni Turbine Ltd 8,113
31,567 (c) Troax Group AB 335
37,510 (a) Trusco Nakayama Corp 528
53,170 (a) Tsubakimoto Chain Co 844
24,000 (a) Tsugami Corp 1,208
20,600 (a) Tsurumi Manufacturing Co Ltd 296
12,483 (a) Turk Traktor ve Ziraat Makineleri AS 118
614,070 Turkiye Sise ve Cam Fabrikalari AS 584
114,307 Tutor Perini Corp 9,484
137,250 (a) UBTech Robotics Corp Ltd 1,813
6,100 (a),(c) Union Tool Co 864
695,000 (a) United Integrated Services Co Ltd 29,270
84,954 United Rentals, Inc 96,244
47,700 (a) Ushio, Inc 1,333
252,400 (a) UWC BHD 413
238,205 (a) V2X, Inc 17,761
99,700 (a),(c) Valmet Oyj 2,408
16,714 Valmont Industries, Inc 9,654
20,427 (b) VAT Group AG. 17,913
14,052 VBG Group AB 461
1,811,268 Ventia Services Group Pty Ltd 7,770
761,986 Vertiv Holdings Co 255,128
753,419 Vestas Wind Systems A.S. 21,332
56,140 Vesuvius India Ltd 272
145,821 Vesuvius plc 867

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
139,495 (a) V-Guard Industries Ltd $ 443
5,825 (a) Vicor Corp 2,212
691,891 Vinci S.A. 101,049
856 (a) Viscofan S.A. 57
87,374 (a) Volex plc 654
86,286 Voltamp Transformers Ltd 9,486
98,947 Voltas Ltd 1,338
51,000 Voltronic Power Technology Corp 1,757
147,218 Volution Group plc 1,195
1,221,732 Volvo AB (B Shares) 41,558
5,902 Vossloh AG. 424
138,240 (a) Voyager Technologies, Inc 4,458
41,341 W.W. Grainger, Inc 56,240
19,991 (a) Waaree Renewable Technologies Ltd 216
17,099 Wacker Construction Equipment AG. 366
310,900 (a) Wakita & Co Ltd 3,321
2,240,008 Walsin Lihwa Corp 2,653
375,343 (a) Wartsila Oyj (B Shares) 14,335
9,448,700 (a),(d) Waskita Karya Persero Tbk PT   0^
5,000 Watsco, Inc 2,084
2,186 Watts Water Technologies, Inc (Class A) 856
307,334 (c) Webuild SpA 801
4,197,650 WEG S.A. 38,144
1,226,709 Weichai Power Co Ltd 5,381
264,486 Weichai Power Co Ltd (Class A) 1,072
188,947 Weir Group plc 6,027
24,600 (a) Welspun Enterprises Ltd 156
42,014 WESCO International, Inc 14,513
17,430 (a),(c) West Holdings Corp 257
213,085 Westinghouse Air Brake Technologies Corp 57,448
14,466,600 (a),(d) Wijaya Karya Persero Tbk PT 41
77,672 WillScot Mobile Mini Holdings Corp 2,242
30,907 Wilson Bayly Holmes-Ovcon Ltd 330
61,700 Wolong Electric Group Co Ltd 302
17,496 Woodward Inc 7,444
1,106,030 Worley Ltd 8,497
114,887 WSP Global, Inc 14,245
472,838 (a) XCMG Construction Machinery Co Ltd 566
135,767 Xinjiang Goldwind Science & Technology Co Ltd - A 481
267,200 (a) Xinte Energy Co Ltd 134
1,131,589 (c) Xinyi Glass Holdings Co Ltd 1,233
91,307 Xylem, Inc 10,793
18,080 (a) YAMABIKO Corp 425
38,370 (a) Yamazen Corp 398
7,601,700 Yangzijiang Shipbuilding Holdings Ltd 20,166
941,534 Yankey Engineering Co Ltd 22,738
164,300 (a) Yaskawa Electric Corp 7,247
323,430 Yazicilar Holding AS 240
25,179 (a) Yokogawa Bridge Holdings Corp 442
9,852 (a) Yuasa Trading Co Ltd 322
220,800 (a) Yurtec Corp 3,306
6,265 Zehnder Group AG. 483
35,071 (a) Zen Technologies Ltd 658
80,663 Zhejiang Chint Electrics Co Ltd 299
74,138 Zhejiang Huayou Cobalt Co Ltd 531
75,700 Zhejiang Sanhua Intelligent Controls Co Ltd 492
96,900 Zhengzhou Yutong Bus Co Ltd 384
36,233 Zhuzhou CRRC Times Electric Co Ltd 368
271,800 Zhuzhou CSR Times Electric Co Ltd 1,393
343,339 Zoomlion Heavy Industry Science and Technology Co Ltd - A 354

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
166,800 Zurn Elkay Water Solutions Corp $ 8,428
TOTAL CAPITAL GOODS 15,350,905
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
120,900 (a) ABM Industries, Inc 5,349
1,492,388 (a) ACV Auctions, Inc 10,730
196,744 Adecco S.A. 3,630
69,054 AFRY AB 744
364,166 ALS Ltd 5,781
47,924 (a) Amentum Holdings, Inc 991
48,234 Arcadis NV 1,854
2,792 (a),(c) Assystem 128
174,891 Automatic Data Processing, Inc 39,167
100,700 (a),(c) BayCurrent Consulting, Inc 3,758
25,786 (b) Befesa S.A. 879
26,500 (a) Bell System24 Holdings, Inc 221
2,318 (a) Benefit Systems S.A. 3,002
26,037 Bilfinger Berger AG. 2,393
109,500 (a) Binjiang Service Group Co Ltd 300
100,456 (a),(c) BlackSky Technology, Inc 2,805
94,170 BLS International Services Ltd 250
51,464 Booz Allen Hamilton Holding Corp 3,122
19,539 (c) Boyd Group Services, Inc 1,850
1,166,484 Brambles Ltd 15,750
147,330 (b) Bravida Holding AB 1,879
126,150 (a) BrightView Holdings, Inc 1,788
3,004 Brink's Co 284
50,167 Broadridge Financial Solutions, Inc 6,870
48,575 Bureau Veritas S.A. 1,488
9,305 (a) CACI International, Inc (Class A) 4,311
218,312 (a) CBIZ, Inc 7,003
17,248 Cewe Stiftung & Co KGAA 1,796
2,785,000 China Everbright Environment Group Ltd 1,622
47,167 (a) Cimpress plc 4,797
429,548 Cintas Corp 73,058
44 (a) Clean Harbors, Inc 13
520,000 Cleanaway Co Ltd 459
1,551,386 Cleanaway Waste Management Ltd 2,526
115,211 CMS Info Systems Ltd 342
158,406 (a) Computer Age Management Services Ltd 1,336
375,021 Computershare Ltd 9,932
59,320 (a) Concentrix Corp 1,329
1,568,387 (a) Copart, Inc 44,213
1,320,000 (a),(c),(d) CT Environmental Group Ltd 2
56,200 Dai Nippon Printing Co Ltd 1,031
26,600 (a) Daiei Kankyo Co Ltd 622
26,765 (a) Daiseki Co Ltd 650
3,699 Danel Adir Yeoshua Ltd 566
71,718 Derichebourg 781
21,164 (a),(c) dip Corp 243
5,427 (a) DO & CO AG. 1,346
14,291 Doms Industries Ltd 349
3,375,196 Downer EDI Ltd 18,811
31,198 (a) Duskin Co Ltd 837
198,000 Dynagreen Environmental Protection Group Co Ltd 128
27,620 eClerx Services Ltd 388
13,000 (a) ECOVE Environment Corp 118
280,321 Element Fleet Management Corp 5,785
109,052 (c) Elis S.A. 3,378
52,796 Equifax, Inc 8,380
215,407 (a) ExlService Holdings, Inc 5,570
435,351 Experian Group Ltd 14,673
19,850 (c) Fila S.p.A 209

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
171,425 Firstsource Solutions Ltd $ 415
996,100 Frontken Corp Bhd 1,216
13,006 (a) FTI Consulting, Inc 1,938
36,108 (a),(c) Funai Soken Holdings, Inc 237
69,296 Genpact Ltd 1,906
384,877 (c) GFL Environmental, Inc 14,152
4,868 (a) GL Events 187
152,096 (c) GlobalData plc 151
349,822 (b) GPS Participacoes e Empreendimentos S.A. 785
1,206,273 Hays plc 499
9,123 HD Hyundai Marine Solution Co Ltd 1,337
490,198 (a) Healthcare Services Group 12,039
12,126 Hilan Ltd 782
431,989 HNI Corp 17,457
9,850 (a) Huron Consulting Group, Inc 888
2,727,900 (a),(c) Infomart Corp 6,497
177,136 (a) Innodata, Inc 13,388
338,569 Interface, Inc 12,134
78,081 International Gemological Institute Ltd 293
41,198 Intertek Group plc 3,171
56,160 (a),(c) Intrum Justitia AB 19
54,454 (a) ION Exchange India Ltd 235
174,585 IPH Ltd 467
94,565 ISS A.S. 3,871
32,200 (a) Itoki Corp 528
642,700 (a),(c) JAC Recruitment Co Ltd 3,385
16,851 Jacobs Solutions, Inc 2,123
108,200 Japan Elevator Service Holdings Co Ltd 1,162
317,342 Johnson Service Group plc 694
231,900 Kanzhun Ltd (ADR) 2,985
53,963 KBR, Inc 1,863
18,070 KEPCO Plant Service & Engineering Co Ltd 521
236,032 (a) Kokuyo Co Ltd 1,160
111,550 (a) L&K Engineering Co Ltd 3,284
41,370 (a) Latent View Analytics Ltd 119
54,898 Leidos Holdings, Inc 5,653
49,820 (a) Liquidity Services, Inc 1,949
49,620 Loomis AB 2,432
32,564 (c) Mader Group Ltd 179
250,976 Maharah Human Resources Co 337
12,162 (a) Matsuda Sangyo Co Ltd 431
39,042 McMillan Shakespeare Ltd 528
46,084 (a) Meitec Corp 883
222,932 Michael Page International plc 315
880,901 (a) Mitie Group 1,746
21,644 (a),(c) Mitsubishi Pencil Co Ltd 361
86,180 (a) Montrose Environmental Group, Inc 1,742
16,008 MSA Safety, Inc 2,795
45,404,812 My EG Services Bhd 8,490
27,312 NICE Information Service Co Ltd 243
6,600 (a) Nippon Kanzai Holdings Co Ltd 108
648,348 (a) Nomura Co Ltd 4,340
34,828 (a) Okamura Corp 492
43,647 (c) Open Up Group, Inc 517
446,130 (a) OPENLANE, Inc 18,398
26,000 (a) Orizon Valorizacao de Residuos S.A. 398
92,600 (a) Park24 Co Ltd 1,152
539,319 Parkin Co PJSC 861
22,711 (a) Parsons Corp 1,190
139,224 Paychex, Inc 13,690
31,000 (a) Paylocity Holding Corp 3,240
1,192,700 (a) Persol Holdings Co Ltd 1,815

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
61,926 (a) Pilot Corp $ 646
367,958 Pitney Bowes, Inc 6,447
134,446 (a) Planet Labs PBC 4,454
568,809 Prosegur Cia de Seguridad S.A. 1,758
77,983 (c) Randstad Holdings NV 2,252
79,802 (c) RB Global, Inc 9,293
158,404 (c) RB Global, Inc 18,441
957,200 Recruit Holdings Co Ltd 66,601
2,144,920 RELX plc 67,790
3,312,133 Rentokil Initial plc 18,836
155,529 Republic Services, Inc 33,140
77,422 RITES Ltd 168
42,578 (c) Robert Half International, Inc 1,307
171,125 Rollins, Inc 7,143
36,214 S1 Corp (Korea) 1,676
1,755,301 Sagility Ltd 731
32,110 Saudi Airlines Catering Co 640
19,752 Science Applications International Corp 2,181
22,214 (a) Sdiptech AB 558
1,845 (a),(c) Seche Environnement S.A. 168
56,700 (a) Secom Co Ltd 2,252
363,342 (a) Securitas AB (B Shares) 5,967
723,262 Serco Group plc 2,101
184,796 SGS S.A. 21,430
93,051 SmartGroup Corp Ltd 824
48,087 (a) SMS Co Ltd 663
13,297 Societe BIC S.A. 867
242,100 (a) Sohgo Security Services Co Ltd 1,594
772,439 SPIE S.A. 44,471
80,000 (a) Spire Global, Inc 1,488
59,000 Sporton International, Inc 357
34,900 (a) Synspective, Inc 269
188,000 Taiwan Secom Co Ltd 624
140,000 Taiwan-Sogo Shinkong Security Corp 178
30,478 Teleperformance 1,603
283,363 Tetra Tech, Inc 8,186
92,820 Thomson Reuters Corp 7,581
163,160 (a),(c) TIC Solutions, Inc 1,320
45,000 (a),(c) Timee, Inc 423
186,840 (a) TKC 3,935
201,300 (a) Toppan Printing Co Ltd 6,383
11,161 (a) Trans Cosmos, Inc/Japan 247
84,107 TransUnion 6,067
32,200 (a) TRE Holdings Corp 416
119,130 (a) TriNet Group, Inc 5,896
74,940 (a) TrueBlue, Inc 522
126,900 (a),(b),(c) Tuhu Car, Inc 206
17,900 Unifirst Corp 4,734
1,612,364 Union Properties PJSC 308
317,985 UT Group Co Ltd 340
77,308 (c) Veralto Corp 6,856
302,566 Verisk Analytics, Inc 54,320
141,090 (a),(c) Verisure plc 1,573
310,770 (a) Vestis Corp 4,512
18,100 (a) Visional, Inc 869
36,376 Waste Connections, Inc 6,063
86,836 Waste Connections, Inc 14,475
224,668 Waste Management, Inc 50,074
9,239 (a) Willdan Group, Inc 731
59,840 Wolters Kluwer NV 3,869
231,000 (a),(c),(d) Youyuan International Holdings Ltd  0^

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
62,352 Zhejiang Weiming Environment Protection Co Ltd $ 142
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,036,756
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.2%
75,100 (a) ABC-Mart, Inc 1,293
1,855,032 Abu Dhabi National Oil Co for Distribution PJSC 1,981
56,858 Academy Sports & Outdoors, Inc 2,680
20,230 (a) Adastria Holdings Co Ltd 431
273,352 (a) Aditya Birla Fashion and Retail Ltd 168
273,352 (a) Aditya Birla Lifestyle Brands Ltd 278
44,575 (b) Aditya Vision Ltd 310
34,747 Aldrees Petroleum and Transport Services Co 1,054
132,969 Ali Alghanim Sons Automotive Co KSCC 379
23,146,944 Alibaba Group Holding Ltd 277,496
143,529 (c) Alibaba Group Holding Ltd (ADR) 13,776
597,070 (a),(b) Allegro.eu S.A. 6,009
127,682 AlSaif Stores For Development & Investment Co 232
56,380 A-Mark Precious Metals, Inc 2,346
13,142,721 (a) Amazon.com, Inc 3,132,436
378,906 (a) American Eagle Outfitters, Inc 6,517
237,703 (a) AO World plc 289
18,600 (a) AOKI Holdings, Inc 188
102,000 (a) Aoyama Trading Co Ltd 433
13,244 (a) Arata Corp 204
37,376 (a) Arc Land Sakamoto Co Ltd 443
63,892 (a) Aritzia, Inc 7,045
764,420 Arko Corp 6,138
57,317 Arvind Fashions Ltd 286
25,950 (a) Asbury Automotive Group, Inc 5,218
17,428 ASKUL Corp 128
64,182 Auto Partner S.A. 429
93,429 (a),(b) Auto1 Group SE 2,478
47,488 (a) Autobacs Seven Co Ltd 427
14,190 Autohellas Tourist and Trading S.A. 183
22,483 (a) Autonation, Inc 4,177
20,764 (a) Autozone, Inc 66,360
2,203,554 B&M European Value Retail plc 5,704
83,215 Best Buy Co, Inc 6,314
63,900 (a),(c) BIC CAMERA, Inc 651
458,890 (a) Bilia AB 6,860
31,208 (a) Bluestone Jewellery And Lifestyle Ltd 180
37,956 (a),(b),(c) Boozt AB 579
537,000 (a),(c),(d) Boshiwa International Holding Ltd 1
65,149 (a) BrainBees Solutions Ltd 154
39,762,900 (a) Bukalapak.com PT Tbk 216
17,800 (a) BuySell Technologies Co Ltd 364
110,800 C&A Modas Ltd 231
157,330 Caleres, Inc 1,946
34,040 (a),(c) Canadian Tire Corp Ltd 4,689
24,044 Carasso Motors Ltd 270
174,205 (a) Carmax, Inc 9,214
32,258 (a) Cartrade Tech Ltd 920
325,600 (a) Carvana Co 21,431
37,271 (a) CCC S.A. 894
755,000 (a) CCOOP Group Co Ltd 148
110,602 (a) CECONOMY AG. 523
14,700 (a) Central Automotive Products Ltd 184
414,400 Central Retail Corp PCL 295
100,117 (a) Chewy, Inc 1,967
161,000 China Tobacco International HK Co Ltd 396
19,277 China Tourism Group Duty Free Corp Ltd 153
983,400 (c) Chow Tai Fook Jewellery Group Ltd 1,372
25,010 (a) Citi Trends, Inc 1,447

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
25,480 (a) Clas Ohlson AB (B Shares) $ 1,125
712,200 Com7 PCL (Foreign) 598
1,127,000 Cosan SA Industria e Comercio 808
565,861 (a) Coupang, Inc 9,829
9,846,933 Currys plc 20,846
70,546 (a) DCM Holdings Co Ltd 663
35,834 Delek Automotive Systems Ltd 194
17,866 Dieteren S.A. 3,488
7,745 (c) Dillard's, Inc (Class A) 4,093
805,494 (a) Dogan Sirketler Grubu Holdings 355
62,622 (a) Dogus Otomotiv Servis ve Ticaret AS 241
492,205 (a) Dollarama, Inc 65,114
12,451,800 Don Quijote Co Ltd 63,112
189,200 (a) Doshisha Co Ltd 3,318
15,000 (a) Douglas AG. 134
56,586 Dufry Group 3,780
98,347 Dunelm Group plc 1,026
113,789 Eagers Automotive Ltd 1,672
195,389 eBay, Inc 21,835
60,678 (a) EDION Corp 843
240,082 Empresas COPEC S.A. 1,498
154,120 (a),(c) Envela Corp 4,451
7,370 (a) Ethos Ltd 191
120,201 (a) Etsy, Inc 9,055
114,689 (b) Europris ASA 1,023
634,000 (a) Far Eastern Department Stores Co Ltd 459
162,800 (a) Fast Retailing Co Ltd 83,410
19,072 (a) Fielmann AG. 933
46,849 (a) Five Below, Inc 8,423
9,035 Fnac Darty SA 356
213,555 (a),(c) Foschini Ltd 801
6,386 Fox Wizel Ltd 606
74,793 (a) Frasers Group plc 713
402,681 (a) FSN E-Commerce Ventures Ltd 1,323
176,415 (a) GameStop Corp (Class A) 3,895
99,207 Gap, Inc 1,853
19,851 Genuine Parts Co 2,342
84,864 (a) GigaCloud Technology, Inc 2,682
82,739 (a) Global-e Online Ltd 2,874
557,532,700 (a) GoTo Gojek Tokopedia Tbk PT 1,559
8,400 Group 1 Automotive, Inc 2,446
11,377 Groupe Dynamite, Inc 429
38,100 (a) Gulliver International Co Ltd 320
30,800 (a) Happinet Corp 574
381,523 Harvey Norman Holdings Ltd 1,274
257,468 (a) Hennes & Mauritz AB (B Shares) 4,429
1,363,019 Home Depot, Inc 480,710
3,395,300 Home Product Center PCL 674
78,571 (a) Hornbach Holding AG. & Co KGaA 7,051
169,591 Hotai Motor Co Ltd 2,493
24,557 Hotel Shilla Co Ltd 752
8,926 Hyundai Department Store Co Ltd 1,123
222,911 Inchcape plc 2,280
819,966 Industria de Diseno Textil S.A. 51,684
226,600 (a) Isetan Mitsukoshi Holdings Ltd 5,788
60,200 (a) Izumi Co Ltd 357
167,500 (a) J Front Retailing Co Ltd 3,752
365,089 Jarir Marketing Co 1,628
79,520 JB Hi-Fi Ltd 4,422
1,426,630 (a) JD Sports Fashion plc 1,603
6,232,840 JD.com, Inc 79,409
8,942 (a) JINS Holdings, Inc 443

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
28,774 (c) Joyful Honda Co Ltd $ 401
70,844 (a) JUMBO S.A. 1,818
1,038,742 Kingfisher plc 3,900
512,920 (c) Kohl's Corp 9,089
9,305 (a) Kohnan Shoji Co Ltd 241
15,752 (a) Komeri Co Ltd 345
84,728 (a) K's Holdings Corp 994
19,418 Leon's Furniture Ltd 326
28,179 Lithia Motors, Inc (Class A) 8,186
110,391 LKQ Corp 2,907
730,060 Lojas Renner S.A. 2,087
8,252 Lotte Shopping Co Ltd 911
396,835 Lovisa Holdings Ltd 6,496
332,645 Lowe's Cos, Inc 73,345
1,268,161 (a) Luk Fook Holdings International Ltd 3,586
240,700 Macy's, Inc 5,668
289,275 Magazine Luiza S.A. 262
9,142,100 (a) Map Aktif Adiperkasa PT 318
25,803 Matas A.S. 347
75,042 Max Stock Ltd 909
5,503 (a) Mercadolibre, Inc 9,341
82,300 (a) Mercari, Inc 2,077
275,600 MINISO Group Holding Ltd 831
6,772,200 (a) Mitra Adiperkasa Tbk PT 579
30,299 Mobilezone Holding AG. 509
37,800 momo.com, Inc 355
220,431 (a) Moonpig Group plc 700
99,704 Motus Holdings Ltd 675
1,419,700 (b) MR DIY Group M Bhd 572
182,386 (a),(c) Mr Price Group Ltd 2,002
7,282 Murphy USA, Inc 3,924
481,617 Naspers Ltd 24,184
70,426 (a) Next plc 13,588
33,020 (a) Nextage Co Ltd 835
61,868 Nick Scali Ltd 701
25,035 (a) Nishimatsuya Chain Co Ltd 301
129,272 (a) Nojima Corp 1,057
26,368 (a) Ollie's Bargain Outlet Holdings, Inc 2,027
3,720,449 (a) O'Reilly Automotive, Inc 342,616
67,800 Oriental Holdings BHD 112
264,678 (a) Overstock.com, Inc 1,532
59,677 (a),(c),(d) Ozon Holdings plc (ADR) 1
66,512 (a) Pal Co Ltd 602
18,315 (a) PALTAC Corp 751
1,291,610 (a) PC Jeweller Ltd 120
211,087 (a) PDD Holdings, Inc (ADR) 16,102
7,980 Penske Auto Group, Inc 1,428
132,839 (b) Pepco Group NV 1,286
2,185,643 (b) Pepkor Holdings Ltd 2,955
44,161 Pet Valu Holdings Ltd 572
641,388 (a) Petco Health & Wellness Co, Inc 1,745
347,405 Pets at Home Group PLC 818
35,790 Pool Corp 7,691
101,400 (b),(c) Pop Mart International Group Ltd 2,008
48,930 (a) Poya International Co Ltd 1,029
72,693 (a) Premier Investments Ltd 751
803,116 Prosus NV 34,898
59,602 (a) Puuilo Oyj 1,224
783,965 (a) RealReal, Inc 9,243
142,797 (a) Retailors Ltd 1,173
223,810 (a) Revolve Group, Inc 5,123
623,918 Ripley Corp S.A. 261

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
711,810 Ross Stores, Inc $ 151,509
32,028 (a) Rusta AB 266
432,075 SACI Falabella 2,698
127,914 (a) Sally Beauty Holdings, Inc 1,809
27,800 (a) Saudi Automotive Services Co 327
51,664 Senco Gold Ltd 180
36,781 (a) Seria Co Ltd 824
337,500 (a) Shimamura Co Ltd 6,950
4,528 Shinsegae Co Ltd 2,232
1,005,416 Siam Global House PCL 217
287,869 Signet Jewelers Ltd 24,814
25,667 Silicon2 Co Ltd 528
206,497 Sonic Automotive, Inc (Class A) 17,509
118,687 Super Retail Group Ltd 1,084
11,510 (c) Supply Network Ltd 255
74,901 Synsam AB 417
168,302 (a) Takashimaya Co Ltd 2,600
62,757 (a),(c) Temple & Webster Group Ltd 270
5,988 (a) Thanga Mayil Jewellery Ltd 405
483,439 (a),(c) THG plc 193
678,450 (a) ThredUp, Inc 4,647
2,601,952 TJX Cos, Inc 394,196
570,278 (c) Tokmanni Group Corp 4,616
1,805,000 (a),(b) Topsports International Holdings Ltd 401
321,879 Tractor Supply Co 10,175
170,421 Trent Ltd 5,920
245,887 Truworths International Ltd 853
19,133 (a) Ulta Beauty, Inc 8,629
466,561 Ultrapar Participacoes S.A. 2,355
31,690 United Electronics Co 610
277,900 (a) USS Co Ltd 3,264
89,150 (a) V2 Retail Ltd 214
141,694 (a) Valvoline, Inc 5,603
670,915 Vibra Energia S.A. 3,885
94,895 (a) Victoria's Secret & Co 7,922
172,580 Vipshop Holdings Ltd (ADR) 2,288
934,297 (a) Vishal Mega Mart Ltd 1,166
37,260 (a) V-Mart Retail Ltd 307
1,757 (a) Warby Parker, Inc 53
168,512 (a),(b) Watches of Switzerland Group plc 1,586
42,166 (a) Wayfair, Inc 3,897
225,975 (c) We Buy Cars Holdings Ltd 471
846,108 Wesfarmers Ltd 52,952
96,843 (a) WH Smith plc 505
480,693 Williams-Sonoma, Inc 112,050
629,879 Woolworths Holdings Ltd 1,938
14,400 (a) Workman Co Ltd 607
383,200 (a) Yamada Denki Co Ltd 1,554
51,066 (a) Yellow Hat Ltd 554
136,349 (a),(b) Zalando SE 3,951
86,700 Zhejiang China Commodities City Group Co Ltd 130
480,500 Zhongsheng Group Holdings Ltd 298
228,000 (a) ZOZO, Inc 1,611
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,068,807
CONSUMER DURABLES & APPAREL - 1.2%
756,000 361 Degrees International Ltd 388
186,018 Ability Enterprise Co Ltd 442
42,234 (c) Acushnet Holdings Corp 5,006
124,119 Adidas-Salomon AG. 25,473
1,281,452 Aksa Akrilik Kimya Sanayii AS. 333
882,577 Alpargatas S.A. 2,055
15,247 (a) Amber Enterprises India Ltd 1,216

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
251,923 (a) Amer Sports, Inc $ 8,525
251,955 Anta Sports Products Ltd 2,293
50,591 Arcelik AS 108
100,047 Arvind Ltd 621
99,664 (a) Asmodee Group AB 1,459
60,889 Azorim-Investment Development & Construction Co Ltd 341
103,457 Azzas 2154 S.A. 358
851,154 Barratt Developments plc 3,174
39,861 (a) Bata India Ltd 288
84,117 Bellway plc 2,162
26,884 (c) Beneteau S.A. 199
68,023 (a) Berkeley Group Holdings plc 3,155
18,577 (a),(c) BK LC Lux Finco 2 Sarl 799
33,000 (a),(c) Bloks Group Ltd 176
2,956,472 (a) Bosideng International Holdings Ltd 1,618
201,994 (c) Bovis Homes Group plc 688
75,702 (c) Breville Group Ltd 1,692
26,026 BRP, Inc 1,590
25,542 (c) Brunello Cucinelli S.p.A 2,416
28,454 Brunswick Corp 2,397
260,150 Burberry Group plc 3,675
5,062,736 Cairn Homes plc 14,291
58,262 (a) Campus Activewear Ltd 145
33,662 (a) Canada Goose Holdings, Inc 319
240,670 (a) Capri Holdings Ltd 4,469
142,500 Casio Computer Co Ltd 1,693
11,615 (a) Cavco Industries, Inc 7,136
65,340 Century Communities, Inc 4,682
64,600 Chervon Holdings Ltd 137
514,000 Chow Sang Sang Hldg 638
1,071,731 Cie Financiere Richemont S.A. 247,386
1,438,740 Coats Group plc 1,488
11,386 Columbia Sportswear Co 704
37,320 Coway Co Ltd 2,189
21,711 (a) Crocs, Inc 2,619
461,868 (a) Crompton Greaves Consumer Electricals Ltd 1,343
319,000 (b) Crystal International Group Ltd 231
117,400 Cury Construtora e Incorporadora S.A. 797
208,500 Cyrela Brazil Realty S.A. 930
62,760 (a) Deckers Outdoor Corp 6,231
49,169 De'Longhi S.p.A. 2,089
7,212 Delta Galil Ltd 396
278,100 Direcional Engenharia S.A. 750
23,134 Dixon Technologies India Ltd 2,918
148,829 DR Horton, Inc 24,241
457,878 (a),(c) Dr. Martens PLC 420
128,000 Eclat Textile Co Ltd 1,264
21,600 (a) Ecovacs Robotics Co Ltd 162
45,563 Electra Consumer Products 1970 Ltd 1,158
12,088,260 (a),(c) Electrolux AB 38,285
145,400 (a),(c) Ermenegildo Zegna NV 1,893
37,257 (a) ES-Con Japan Ltd 248
45,462 (a) Eureka Forbes Ltd 220
9,229 F&F Co Ltd 463
305,000 Feng TAY Enterprise Co Ltd 674
117,726 (c) Ferretti S.p.A 401
24,654 (a),(d) FF Group   0^
24,500 (a),(c) Fields Corp 210
324,972 (a) Figs, Inc 3,324
22,875 Fila Holdings Corp 616
721,000 (a) Formosa Taffeta Co Ltd 385
60,180 (a) Fossil Group, Inc 249

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
339,999 (a),(c),(d) Fuguiniao Co Ltd $0^
74,000 Fusheng Precision Co Ltd 597
24,068 (a) Games Workshop Group plc 6,897
44,685 Garware Technical Fibres Ltd 362
223,000 Giant Manufacturing Co Ltd 553
124,809 Gildan Activewear, Inc 6,435
302,492 (a),(b) Glenveagh Properties plc (London) 840
101,784 GN Store Nord 1,361
43,341 (a) Goldwin, Inc 582
107,100 Gree Electric Appliances, Inc of Zhuhai 592
241,300 Grendene S.A. 177
22,136 (a) Gunze Ltd 528
239,707 Haier Smart Home Co Ltd 723
485,401 (a) Haier Smart Home Co Ltd 1,242
5,846 Hanssem Co Ltd 124
13,063 (a),(c) Harvia Oyj 621
166,699 Hasbro, Inc 13,768
161,872 (a) Haseko Corp 2,843
19,594 Hermes International 35,831
466,000 (a),(d) HOSA International Ltd 1
28,328 (c) Hugo Boss AG. 1,217
106,500 (a) Iida Group Holdings Co Ltd 1,436
75,375 Indo Count Industries Ltd 350
32,040 Installed Building Products, Inc 7,364
120,349 (a) Isiklar Enerji ve Yapi Holding AS. 392
25,510 (a) Japan Wool Textile Co Ltd 269
48,066 (c) JM AB 655
162,000 JNBY Design Ltd 356
49,000 Johnson Health Tech Co Ltd 194
708,000 (b) JS Global Lifestyle Co Ltd 119
104,800 (a) JVC KENWOOD Holdings, Inc 733
223,242 Kalyan Jewellers India Ltd 914
8,660 Kaufman & Broad S.A. 238
107,030 KB Home 6,699
104,833 Kering 29,654
245,656 Kontoor Brands, Inc 20,473
155,176 (a) KPR Mill Ltd 1,932
8,800 (a) Kurabo Industries Ltd 545
21,000 (a) Lai Yih Footwear Co Ltd 130
72,400 Lao Feng Xiang Co Ltd 217
166,400 (c) Laopu Gold Co Ltd 7,393
118,748 (a) Lennar Corp (Class A) 10,746
4,112 (a),(c) Lennar Corp (Class B) 365
66,550 LG Electronics, Inc 8,872
1,439,621 Li Ning Co Ltd 2,714
33,080 (a),(c) Lovesac Co 552
699 LPP S.A. 3,401
44,397 (a) Lululemon Athletica, Inc 5,069
267,963 LVMH Moet Hennessy Louis Vuitton S.A. 148,200
154,560 Makalot Industrial Co Ltd 1,068
1,290,984 (a),(c) Man Wah Holdings Ltd 493
6,442 (a),(d) Mariella Burani S.p.A.   0^
133,050 (a) Mattel, Inc 1,847
7,400,280 (b) Mavi Giyim Sanayi Ve Ticaret AS. 5,976
140,000 (a) Merida Industry Co Ltd 346
174,112 Merry Electronics Co Ltd 496
132,100 Midea Group Co Ltd 1,473
82,700 (c) Midea Group Co Ltd 874
19,681 (c) MIPS AB 524
36,000 (a) Mizuno Corp 747
22,082 (a) Mohawk Industries, Inc 2,679
881,494 Moncler S.p.A 51,301

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
24,500 Movado Group, Inc $ 963
325,700 (a) MRV Engenharia e Participacoes S.A. 333
3,600 (a),(c) Nagawa Co Ltd 111
19,486 (b) Neinor Homes S.A. 367
71,678 (a) New Wave Group AB 674
119,000 Nien Made Enterprise Co Ltd 1,300
506,473 Nike, Inc (Class B) 20,791
159,600 (a) Nikon Corp 2,247
656,853 (a),(c) Noritsu Koki Co Ltd 8,201
18,631 (a),(c) Noritz Corp 263
10,849 (a) NVR, Inc 73,919
103,851 (a) On Holding AG. 3,678
85,300 (a) Onward Kashiyama Co Ltd 382
81,400 Open House Group Co Ltd 4,251
119,320 (b) OVS S.p.A 825
3,530 Page Industries Ltd 1,544
2,151,800 Panasonic Corp 60,537
45,513 Pandora A.S. 5,229
402,000 (a),(d) Peace Mark Holdings Ltd 1
12,202 Pearl Global Industries Ltd 260
236,744 Persimmon plc 3,301
20,656 (a),(d) PIK Group (GDR)   0^
1,545,000 (a) Pou Chen Corp 1,235
665,372 Pulte Homes, Inc 91,296
72,940 Puma AG. Rudolf Dassler Sport 2,217
19,653 PVH Corp 1,459
16,379 Ralph Lauren Corp 6,575
43,517 (a) Relaxo Footwears Ltd 187
76,500 (a) Rinnai Corp 1,682
23,308 (c) Rocky Brands, Inc 961
9,500 (a),(c) Roland Corp 242
363,027 Ruentex Industries Ltd 590
16,656 (a) Safari Industries India Ltd 281
106,029 (a) Safilo Group S.p.A. 208
29,853 (a),(c) Salvatore Ferragamo S.p.A 372
269,224 (a) Sangetsu Co Ltd 4,925
137,800 (a) Sankyo Co Ltd 1,344
9,884 (c) Sanlorenzo S.p.A 405
16,687 SEB S.A. 879
101,400 (a) Sega Sammy Holdings, Inc 1,380
38,100 (a) Seiko Holdings Corp 1,915
48,760 (a) SharkNinja Global SPV Ltd 7,425
125,600 (a),(c) Sharp Corp 505
30,636 (a) Sheela Foam Ltd 242
515,538 Shenzhou International Group Holdings Ltd 2,601
181,400 Sichuan Changhong Electric Co Ltd 187
110,751 (a) Skyline Champion Corp 9,759
568,000 Skyworth Group Ltd 306
390,420 (a) Sonos, Inc 5,282
19,340,672 Sony Corp 389,213
25,381 (b) Spin Master Corp 365
47,000 Sports Gear Co Ltd 111
407,000 (c) Stella International Holdings Ltd 643
736,734 Steven Madden Ltd 31,016
331,391 (a),(c) Sumitomo Forestry Co Ltd 2,767
71,586 (a) Swan Energy Ltd 237
17,341 Swatch Group AG. 4,238
1,003,000 (a) Tainan Spinning Co Ltd 422
74,000 Taiwan Sakura Corp 193
8,100 (c) Tama Home Co Ltd 151
168,400 (a) Tamron Co Ltd 1,203
100,238 Tapestry, Inc 14,673

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
6,426 (a) Taylor Morrison Home Corp $ 461
2,628,366 Taylor Wimpey plc 2,813
703,000 TCL Electronics Holdings Ltd 1,160
83,283 (b) Technogym S.p.A 1,448
87,036 (c) Tempur Sealy International, Inc 6,824
77,394 (a),(b) Thule Group AB 1,645
225,865 (a) Titan Co Ltd 10,520
3,990 (a) Token Corp 312
40,768 Toll Brothers, Inc 6,717
58,301 (a) Tomy Co Ltd 1,147
12,043 (a),(c) TopBuild Corp 4,270
1,051,807 Trident Ltd 291
44,648 (a) TTK Prestige Ltd 291
35,300 (a) Unitika Ltd 227
82,419 Vardhman Textiles Ltd 554
37,252 Vedant Fashions Ltd 161
153,698 VF Corp 2,564
3,168,000 Viva Goods Company Ltd 153
73,200 Vivara Participacoes S.A. 324
56,700 Vulcabras Azaleia S.A. 155
27,713 (a) Wacoal Holdings Corp 753
170,540 (a) Welspun India Ltd 287
26,074 (c) Whirlpool Corp 1,028
49,893 Whirlpool of India Ltd 429
205,986 Wiselink Co Ltd 706
5,919,000 Xtep International Holdings Ltd 2,842
279,200 (a) Yamaha Corp 1,976
146,488 (a) YETI Holdings, Inc 7,260
107,409 (a),(c) YIT Oyj 323
41,400 (a) Yonex Co Ltd 593
14,516 Youngone Corp 685
2,511 Youngone Holdings Co Ltd 267
568,000 Yue Yuen Industrial Holdings 889
26,900 (a),(c) Zojirushi Corp 221
TOTAL CONSUMER DURABLES & APPAREL 1,692,706
CONSUMER SERVICES - 1.6%
272,576 (b) AcadeMedia AB 2,834
792,187 Accor S.A. 45,951
1,156,199 ADT, Inc 7,515
83,790 (a) Adtalem Global Education, Inc 10,445
12,629 Afya Ltd 187
106,841 (a) Airbnb, Inc 15,289
4,463,456 Alef Education Holding plc 1,204
348,000 (c) Alsea SAB de C.V. 911
268,933 Amadeus IT Holding S.A. 15,733
109,000 (a) Ambassador Hotel 153
2,139,648 Americana Restaurants International plc 1,183
326,600 Aramark 18,584
391,023 Aristocrat Leisure Ltd 16,571
5,111,400 Asset World Corp PCL 415
17,479 Ataa Educational Co 241
91,600 (a),(c) Atom Corp 210
34,200 Atour Lifestyle Holdings Ltd (ADR) 1,088
35,610 (a),(b) Basic-Fit NV 1,328
86,985 (a) Betsson AB 761
22,283 (a),(c) Better Collective A.S. 269
38 (a) Biglari Holdings, Inc (B Shares) 16
53,053 (a) BJ's Restaurants, Inc 3,222
189,730 (a) Black Rock Coffee Bar, Inc 1,573
2,546,878 Booking Holdings, Inc 453,956
461,681 (c) Boyd Gaming Corp 40,780
87,272 (a) Bright Horizons Family Solutions, Inc 6,186

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
2,376 (a) Brinker International, Inc $ 399
3,234,906 Carnival Corp Ltd 92,421
310,975 (a) Cava Group, Inc 24,405
377,500 Central Plaza Hotel PCL 423
65,027 Chalet Hotels Ltd 560
491,000 (b) China East Education Holdings Ltd 230
849,000 (a),(c) China Education Group Holdings Ltd 185
1,836,000 (c) China Travel International Inv HK 242
2,064,443 (a) Chipotle Mexican Grill, Inc (Class A) 70,191
13,578 (a),(c) Choice Hotels International, Inc 1,497
15,735 Cie des Alpes 397
11,448 Cirsa Enterprises S.A. 162
1,517,780 Cogna Educacao S.A. 662
76,553 (a) Collins Foods Ltd 433
70,400 (a),(c) Colowide Co Ltd 798
2,053,211 Compass Group plc 66,338
86,723 (a),(c),(d) Corporate Travel Management Ltd 241
620,722 (a) Coursera, Inc 3,501
208,806 (c) Cracker Barrel Old Country Store, Inc 11,129
183,200 (a),(c) Create Restaurants Holdings, Inc 830
101,467 (a),(b),(c) Delivery Hero SE 4,152
185,827 (a) Devyani International Ltd 219
950,480 DigiPlus Interactive Corp 182
21,230 (c) Dine Brands Global Inc. 762
39,093 (c) Domino's Pizza Enterprises Ltd 423
245,609 Domino's Pizza Group plc 589
283,002 (a) DoorDash, Inc 52,222
48,046 DoubleUGames Co Ltd 1,985
23,118 (a) Doutor Nichires Holdings Co Ltd 386
61,700 (a),(c) DPC Dash Ltd 232
16,340 (a) Duolingo, Inc 1,879
53,678 (a) Dutch Bros, Inc 3,855
157,036 (a) EIH Ltd 532
94,275 (b),(c) Elior Group S.A. 211
402,713 Entain plc 2,984
75,112 (b) Evolution AB 5,156
46,034 Expedia Group, Inc 11,779
4,674 (a) Fattal Holdings 1998 Ltd 1,102
114,700 (a) First Watch Restaurant Group, Inc 1,478
115,714 (c) Flight Centre Travel Group Ltd 959
188,176 (a) Flutter Entertainment plc 19,226
5,914 (a),(c) Flutter Entertainment plc 592
156,186 (a) Food & Life Cos Ltd 4,711
32,000 Formosa International Hotels Corp 180
68,101 (a) Frontdoor, Inc 5,284
1,149,000 (c),(d) Fu Shou Yuan International Group Ltd 290
18,499 (a) Fuji Kyuko Co Ltd 291
23,500 (a),(c) Fujita Kanko, Inc 277
4,611,000 Galaxy Entertainment Group Ltd 17,358
63,200 (a),(c) GENDA,Inc 234
1,504,100 Genting BHD 799
1,686,500 Genting Malaysia BHD 775
4,195,600 (c) Genting Singapore Ltd 1,981
11,982 (a) Grand Canyon Education, Inc 1,715
77,251 (c) Greggs plc 1,641
35,486 (c) Guzman y Gomez Ltd 516
54,641 (c) H&R Block, Inc 2,081
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 120
1,021,776 (b),(c) Haidilao International Holding Ltd 1,388
15,815 Hanjin Kal Corp 1,219
54,719 HBX Group International plc 424
620,389 (a) Heiwa Corp 7,638

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
12,037 (a) Hiday Hidaka Corp $ 189
189,020 (a) Hilton Grand Vacations, Inc 9,899
656,405 Hilton Worldwide Holdings, Inc 216,916
149,434 Hollywood Bowl Group plc 544
115,937 Huazhu Group Ltd (ADR) 4,837
504,283 Humansoft Holding Co KSC 3,890
47,739 (c) Hyatt Hotels Corp 9,254
36,600 (a),(c) Ichibanya Co Ltd 197
203,022 (c) IDP Education Ltd 320
16,900 (a) Imperial Hotel Ltd 104
557,386 Indian Hotels Co Ltd 4,214
200,470 InterContinental Hotels Group plc 34,457
488,393 (a) Intralot S.A.-Integrated Lottery Systems & Services 662
13,187 (a) Isrotel Ltd 610
457,502 ITC Hotels Ltd 872
346,778 (a) Jabal Omar Development Co 1,396
74,972 (a) Jahez International Co 273
209,250 Jollibee Foods Corp 460
212,873 Jubilant Foodworks Ltd 942
70,598 Kangwon Land, Inc 654
33,600 (a) KOMEDA Holdings Co Ltd 574
41,094 (a),(c) Koshidaka Holdings Co Ltd 243
35,608 (a),(c) Kura Sushi, Inc 352
47,966 (a) Kyoritsu Maintenance Co Ltd 899
75,053 (c) La Francaise des Jeux SAEM 1,835
131,899 Las Vegas Sands Corp 6,092
582,581 (a) Laureate Education, Inc 21,159
143,095 (a) Le Travenues Technology Ltd 298
20,329 Leejam Sports Co JSC 424
41,992 (a) Leela Palaces Hotels & Resorts Ltd 211
244,547 (a),(b) Lemon Tree Hotels Ltd 302
8,485 (a) Liberty Live Holdings, Inc 859
20,831 (a) Liberty Live Holdings, Inc 2,201
40,740 (a) Life Time Group Holdings, Inc 1,664
7,980 (a) Lincoln Educational Services Corp 398
25,446 (a) Lindblad Expeditions Holdings, Inc 719
33,808 (a) Lotte Tour Development Co Ltd 314
1,603,521 Lottery Corp Ltd 6,374
170,389 Lottomatica Group Spa 4,727
62,119 Marriott International, Inc (Class A) 23,021
6,600 (a) Matsuyafoods Holdings Co Ltd 194
367,739 McDonald's Corp 99,404
121,900 (a) McDonald's Holdings Co Japan Ltd 5,608
161,422 Me Group International plc 215
5,868,333 (a),(b) Meituan 51,802
109,800 (a) Melco Crown Entertainment Ltd (ADR) 579
537,817 (a) Melco International Development 216
356,000 (a),(c) Metaplanet, Inc 444
550,400 (c) MGM China Holdings Ltd 714
2,085,300 Minor International PCL 1,559
185,501 (a) Mitchells & Butlers plc 601
25,002 Monogatari Corp 733
18,800 (a) MOS Food Services, Inc 422
15,215 (c) MTY Food Group, Inc 403
14,061 National Co for Learning & Education 485
448,441 (a) Navan, Inc 10,256
801,140 New Oriental Education & Technology Group, Inc 3,680
20,300 (a),(c) Ohsho Food Service Corp 356
129,900 OneSpaWorld Holdings Ltd 3,668
101,110 OPAP S.A. 1,611
105,400 (c) Papa John's International, Inc 3,876
41,856 Paradise Co Ltd 376

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
252,800 (a) Penn National Gaming, Inc $ 5,400
229,369 Perdoceo Education Corp 7,340
6,820 (c) Phoenix Education Partners, Inc 224
125,019 (a) Pierre & Vacances 260
36,128 (a) Planet Fitness, Inc 1,885
170,751 (a) Playtech PLC 722
12,850 PPHE Hotel Group Ltd 293
138,292 Rank Group plc 174
117,200 (a) Resorttrust, Inc 1,257
227,796 Restaurant Brands International, Inc 16,523
130,883 (a) Round One Corp 941
135,372 Royal Caribbean Cruises Ltd 42,985
51,400 (a),(c) Royal Holdings Co Ltd 387
605,834 (a) Rush Street Interactive, Inc 18,018
23,200 (a) Saizeriya Co Ltd 775
1,749,159 Sands China Ltd 2,918
163,818 (a) Sapphire Foods India Ltd 313
73,524 SATS ASA 311
1,733,456 (a),(b) Scandic Hotels Group AB 16,152
118,740 (a) Seera Group Holding 666
58,667 Service Corp International 4,456
378,280 (a) SHARPLINK,Inc 1,816
200,830 (a),(c) Six Flags Entertainment Corp 4,278
2,345,000 (a) SJM Holdings Ltd 437
30,584 SkiStar AB 502
162,582 (a),(c) Skylark Holdings Co Ltd 2,807
246,300 Smartfit Escola de Ginastica e Danca S.A. 939
540,980 Sodexho Alliance S.A. 31,291
76,552 (a) Sol Melia S.A. 1,064
595,683 SSP Group PLC 1,485
2,473,932 Starbucks Corp 252,811
96,736 Strategic Education, Inc 7,412
899,223 Super Group SGHC Ltd 12,184
149,000 (a),(c) Super Hi International Holding Ltd 174
300,810 (a) Sweetgreen, Inc 2,650
878,623 (a) Swiggy Ltd 2,225
163,253 Taaleem Holdings PJSC 145
32,117 TAB Gida Sanayi Ve Ticaret AS. 156
1,643,276 TABCORP Holdings Ltd 950
153,416 Taiba Investments Co 753
208,083 (a) TAL Education Group (ADR) 1,991
56,880 (a) Target Hospitality Corp 1,158
25,366 (a) Tbo Tek Ltd 383
314,639 Texas Roadhouse, Inc (Class A) 60,798
976,000 (a),(c) Tianli Education International Holdings Ltd 138
10,885 (a) Tokyotokeiba Co Ltd 325
806,020 Tongcheng Travel Holdings Ltd 1,234
38,159 (a),(c) Toridoll Holdings Corp 901
258,903 (a),(b) Trainline plc 701
630,000 (a) Travelsky Technology Ltd 651
235,150 (a) Trip.com Group Ltd 9,350
1,674,861 TUI AG. 13,853
444,121 (a) Universal Technical Institute, Inc 18,995
74,927 (a) Viking Holdings Ltd 7,843
298,456 (a) Webjet Ltd 612
51,621 Westlife Foodworld Ltd 267
53,446 (c) Wetherspoon (J.D.) plc 484
109,776 Whitbread plc 3,476
46,275 Wingstop, Inc 8,025
261,075 (a) Wowprime Corp 2,031
46,187 Wyndham Hotels & Resorts, Inc 3,889
1,255,200 Wynn Macau Ltd 810

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
347,144 Wynn Resorts Ltd $ 33,704
50,619 (a),(c) Yoshinoya D&C Co Ltd 975
85,423 Young & Co's Brewery plc 953
142,150 Yum China Holdings, Inc 5,804
68,027 Yum China Holdings, Inc 2,780
32,506,061 (a) Zomato Ltd 91,106
TOTAL CONSUMER SERVICES 2,351,350
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
285,353 Abdullah Al Othaim Markets Co 445
27,600 (a) Aeon Hokkaido Corp 142
20,383 (a) Ain Holdings, Inc 696
41,205 Al Meera Consumer Goods Co QSC 152
13,979 (a) Al-Dawaa Medical Services Co 162
3,329,829 (a),(c) Alibaba Health Information Technology Ltd 1,314
488,600 (a) Alimentation Couche-Tard, Inc 31,144
11,070 Almunajem Foods Co 182
117,580 Andersons, Inc 8,043
42,830 (c) Apotea AB 328
21,479 (a) Arcs Co Ltd 449
94,012 (a),(b) Avenue Supermarts Ltd 4,353
83,489 (a) Axfood AB 2,217
66,020 (a) Axial Retailing, Inc 454
246,104 (a) BBB Foods, Inc 10,255
5,200 (a) Belc Co Ltd 208
551,600 Berli Jucker PCL 245
21,548 BGF retail Co Ltd 1,621
207,647 Bid Corp Ltd 5,662
561,541 (a) BIM Birlesik Magazalar AS 4,404
184,333 BinDawood Holding Co 240
67,000 (a) Blue Zones Holdings Co Ltd 722
119,792 Boxer Retail Ltd 618
361,024 Carrefour S.A. 6,702
94,449 Casey's General Stores, Inc 75,067
753,333 Cencosud S.A. 1,740
51,240 (a) Chefs' Warehouse, Inc 4,924
333,400 (a),(d) Chongqing Hongjiu Fruit Co Ltd   0^
145,474 (a) Clicks Group Ltd 2,020
1,155,126 Coles Group Ltd 19,456
19,505 (c) Colruyt S.A. 802
27,100 Cosmos Pharmaceutical Corp 1,029
639,232 Costco Wholesale Corp 597,983
3,552,016 CP ALL plc 4,945
25,155,200 CP Seven Eleven PCL (ADR) 35,577
14,600 Create SD Holdings Co Ltd 292
222,700 DFI Retail Group Holdings Ltd 845
303,485 (a),(b) Dino Polska S.A. 2,293
368,643 (b),(c) Dis-Chem Pharmacies Ltd 741
10,820 (a) Distribuidora Internacional de Alimentacion S.A. 511
27,214 Dongsuh Cos, Inc 417
306,000 (a),(b) East Buy Holding Ltd 883
544,800 ECO-Shop Marketing Bhd 177
13,028 E-MART, Inc 699
81,231 (a) Empire Co Ltd 2,845
1,680,100 Endeavour Group Ltd 3,779
20,300 (a),(c) Fuji Co Ltd 248
13,400 (c) Genky DrugStores Co Ltd 279
107,029 George Weston Ltd 7,682
421,200 Grupo Mateus S.A. 299
26,349 GS Retail Co Ltd 402
466,800 (c) Guoquan Food Shanghai Co Ltd 112
6,100 (a) Halows Co Ltd 140
58,225 (a) Hankyu Department Stores, Inc 1,029

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
15,958 (a) Heiwado Co Ltd $ 248
117,321 (a) HelloFresh SE 530
1,042,532 J Sainsbury plc 4,424
653,400 (a),(b) JD Health International, Inc 2,752
323,685 Jeronimo Martins SGPS S.A. 6,199
16,723 (a) Kato Sangyo Co Ltd 614
168,854 (a),(c) Kesko Oyj (B Shares) 3,775
95,300 (a) Kobe Bussan Co Ltd 1,541
542,833 Koninklijke Ahold Delhaize NV 21,845
26,202 (c) Kusuri no Aoki Holdings Co Ltd 582
1,082,772 (c) La Comer SAB de C.V. 2,194
27,292 (a) Life Corp 444
392,849 Loblaw Cos Ltd 17,822
2,034,094 Lulu Retail Holdings plc 529
4,053 M Yochananof & Sons Ltd 463
74,180 (a) Maplebear, Inc 3,512
1,263,163 Marks & Spencer Group plc 6,235
23,973 (c) MARR S.p.A. 180
201,700 (a) Matsumotokiyoshi Holdings Co Ltd 2,979
28,200 (a) Maxvalu Tokai Co Ltd 551
40,870 (a) Medplus Health Services Ltd 350
787,125 (a) Metcash Ltd 1,609
134,792 Metro, Inc 8,618
65,450 Migros Ticaret AS 940
33,637 Nahdi Medical Co 833
7,350 Natural Grocers by Vitamin Cottage, Inc 228
37,438 North West Co, Inc 1,304
405,708 (a) Ocado Group plc 964
648,744 Olam Group Ltd 609
1,072,848 (a) Performance Food Group Co 119,934
449,753 (a),(c) Pick'n Pay Stores Ltd 572
616,500 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 551
318,195 (a) President Chain Store Corp 2,232
807,200 (a) Puregold Price Club, Inc 534
820,328 Raia Drogasil S.A. 2,671
6,606 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 810
12,111 (a),(b),(c) Redcare Pharmacy NV 914
30,200 (a) San-A Co Ltd 597
952,500 Sendas Distribuidora S.A. 1,613
1,934,800 Seven & I Holdings Co Ltd 23,203
1,333,310 Sheng Siong Group Ltd 3,332
3,127,920 Shoprite Holdings Ltd 56,373
149,082 Shufersal Ltd 2,128
11,072 Sligro Food Group NV 143
2,263,019 SMU S.A. 324
127,714 (a) Sok Marketler Ticaret AS. 127
626,105 Sonae SPGS S.A. 1,442
118,777 (a),(c) SPAR Group Ltd 323
606,790 Spinneys 1961 Holding plc 215
42,142 (a) Sprouts Farmers Market, Inc 3,564
79,688 (a) Sugi Pharmacy Co Ltd 1,549
6,172,000 Sumber Alfaria Trijaya Tbk PT 475
1,838,000 Sun Art Retail Group Ltd 218
49,000 (a) Sundrug Co Ltd 1,147
1,083,326 Target Corp 141,493
15,266,351 Tesco plc 93,065
26,100 (c) Trial Holdings, Inc 482
129,200 (a) Tsuruha Holdings, Inc 1,635
497,124 (a) United Natural Foods, Inc 22,704
59,250 (a) United Super Markets Holdings, Inc 292
26,194 (a) Valor Co Ltd 630
3,230,233 Wal-Mart de Mexico SAB de C.V. 9,489

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
4,800,932 Walmart, Inc $ 543,754
33,600 Weis Markets, Inc 2,631
1,050,724 Woolworths Ltd 29,031
468,500 (a) Yonghui Superstores Co Ltd 196
247,868 (a) Zabka Group S.A. 1,795
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,013,036
ENERGY - 3.6%
1,150,700 Adaro Andalan Indonesia PT 500
5,628,600 Adaro Energy Indonesia Tbk PT 713
213,940 Ades Holding Co 1,060
1,642,842 ADNOC Drilling Co PJSC 2,564
4,250,062 Adnoc Gas plc 3,982
1,049,455 ADNOC Logistics & Services 1,721
670,073 (a) Advantage Energy Ltd 4,871
89,938 Aegis Logistics Ltd 1,118
293,829 Aker BP ASA 8,965
205,677 Aker Solutions ASA 923
6,220,400 AKR Corporindo Tbk PT 421
173,034 Ampol Ltd 3,917
406,313 (a) Antero Resources Corp 14,278
546,240 APA Corp 17,791
19,998 Arabian Drilling Co 482
483,080 ARC Resources Ltd 10,150
23,353 Archrock, Inc 951
298,853 Ardmore Shipping Corp 4,187
352,629 (a) Athabasca Oil Corp 2,541
1,717,992 Baker Hughes Co 95,349
488,200 Bangchak Corp PCL 500
5,436,000 Banpu PCL (Foreign) 882
467,807 Baytex Energy Corp 1,877
1,244,923 (c) Beach Petroleum Ltd 733
1,042,909 Bharat Petroleum Corp Ltd 3,355
3,073,164 (c) Birchcliff Energy Ltd 13,413
18,623 BLUENORD ASA 935
100,213 Bollore SE 465
24,889,100 BP plc 153,410
249,152 Brava Energia 932
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
22,061 Bristow Group, Inc 912
35,056,100 (a) Bumi Resources Minerals Tbk PT 939
13,715 (a) BW Energy Ltd 72
66,798 (b) BW LPG Ltd 1,164
69,135 BW Offshore Ltd 306
537 (a) Calumet, Inc 19
26,596 Cameco Corp 2,709
371,518 Cameco Corp 37,868
1,779,267 Canadian Natural Resources Ltd 70,405
106,618 (c) Cardinal Energy Ltd 819
1,138,347 Cenovus Energy, Inc (Toronto) 28,245
474 (a),(c) Centrus Energy Corp 80
147,247 CES Energy Solutions Corp 1,720
2,145,000 CGN Mining Co Ltd 673
673,415 Cheniere Energy, Inc 160,953
35,868 Chennai Petroleum Corp Ltd 439
34,226 Chesapeake Energy Corp 3,121
2,608,433 Chevron Corp 432,374
146,500 China Aviation Oil Singapore Corp Ltd 207
1,170,000 (a) China Coal Energy Co 1,470
281,400 China Merchants Energy Shipping Co Ltd 732
1,129,122 China Oilfield Services Ltd 898
1,074,500 China Petroleum & Chemical Corp 705
14,106,000 China Petroleum & Chemical Corp 7,205

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
640,000 (a) China Qinfa Group Ltd $ 119
210,976 China Shenhua Energy Co Ltd - A 1,213
2,109,955 (a) China Shenhua Energy Co Ltd - H 10,808
748,000 (a),(c) China Shipping Development Co Ltd 1,319
87 (a) CNX Resources Corp 3
987,351 Coal India Ltd 4,586
118 (a),(d),(e) Cobalt International Energy, Inc   0^
3,206,836 ConocoPhillips 333,383
151,893 COSCO SHIPPING Energy Transportation Co Ltd 403
76,416 (a) Cosmo Energy Holdings Co Ltd 1,785
205,954 Crescent Energy Co 2,022
242,000 (c) Dalipal Holdings Ltd 97
41,843 d'Amico International Shipping S.A. 315
4,168,980 Dana Gas PJSC 1,059
54,856 DCC plc 4,540
702,646 (a) Deep Yellow Ltd 689
6,869 Delek Group Ltd 1,745
197,753 Delek US Holdings, Inc 10,048
674,581 (a) Denison Mines Corp 2,069
349,958 Devon Energy Corp 14,460
2,625,000 Dialog Group Bhd 1,193
52,379 Diamondback Energy, Inc 9,207
315,331 DNO International ASA 519
500,836 (a) DOF Group ASA 5,753
1,861,428 Enbridge, Inc 100,943
2,182,401 (a) ENEOS Holdings, Inc 16,155
115,249 Enerflex Ltd 2,830
88,274 (c) Energean plc 800
9,290,400 (a) Energi Mega Persada Tbk PT 530
1,168,600 (a),(d) Energy Earth PCL   0^
174,869 (a),(c) Energy Fuels, Inc 2,540
169,090 (c) Energy Services of America Corp 3,270
1 Energy Transfer LP   0^
694,588 ENI S.p.A. 16,296
183,459 (a) EOG Resources, Inc 23,800
470,131 EQT Corp 24,997
738,282 (a) Equinor ASA 23,281
53,435 (a) Equital Ltd 1,863
335,718 (a) Etablissements Maurel et Prom 2,961
336,068 Euronav NV 4,762
451,459 Exxaro Resources Ltd 5,594
5,594,066 Exxon Mobil Corp 764,821
460,122 Flowco Holdings, Inc 9,819
9,366 (a) Forum Energy Technologies, Inc 470
97,018 (c) Freehold Royalties Ltd 1,103
12,352 Friedrich Vorwerk Group SE 952
105,441 Frontline plc 3,658
116,480 (a) FutureFuel Corp 526
380,611 Galp Energia SGPS S.A. 8,067
26,869 Gaztransport Et Technigaz S.A. 5,694
121,078 (c) Gibson Energy, Inc 2,453
86,430 Golar LNG Ltd 4,308
574,948 Granite Ridge Resources, Inc 2,536
74,171 Great Eastern Shipping Co Ltd 1,164
462,268 (a) Green Plains, Inc 7,110
42,506 Gujarat Mineral Development Corp Ltd 263
906,027 Gulf International Services QSC 532
183,908 Hafnia Ltd 1,202
596,977 Halliburton Co 20,267
500,680 Harbour Energy plc 1,418
26,150 HD Hyundai Co Ltd 3,406
175,642 Headwater Exploration, Inc 1,465

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
61,086 (a) Hellenic Petroleum S.A. $ 771
68,300 HF Sinclair Corp 4,757
632,792 (a) Hindustan Petroleum Corp Ltd 2,647
25,040 (a) HMH Holding, Inc 469
818,879 Hunting plc 4,812
652,600 (a) Idemitsu Kosan Co Ltd 4,821
127,253 Imperial Oil Ltd 14,290
1,816,281 (a) Indian Oil Corp Ltd 2,682
155,800 Indo Tambangraya Megah Tbk PT 192
79,000 Inner Mongolia Dian Tou Energy Corp Ltd 270
537,500 Inner Mongolia Yitai Coal Co 1,418
142,619 (a) Innovex International, Inc 3,537
753,100 (a) Inpex Holdings, Inc 15,196
49,500 (a) International Petroleum Corp 1,076
9,554,786 IRPC PCL (Foreign) 527
35,350 (a) Itochu Enex Co Ltd 436
128,388 (a) Iwatani International Corp 1,510
461,685 (a) Japan Petroleum Exploration Co 4,525
479,467 Karoon Energy Ltd 479
130,199 (a) Kelt Exploration Ltd 803
233,135 Keyera Corp 9,365
430,438 Kinder Morgan, Inc 13,761
3,733,279 Kinetic Development Group Ltd 733
89,565 Kinetik Holdings, Inc 4,330
214,916 Kodiak Gas Services, Inc 16,147
40,277 Koninklijke Vopak NV 2,097
3,145,440 (a) Kosmos Energy Ltd 6,637
243,964 Liberty Energy, Inc 6,389
491,583 Magnolia Oil & Gas Corp 12,575
82,336 Marathon Petroleum Corp 21,051
394,570 Matador Resources Co 19,642
3,884,200 Medco Energi Internasional Tbk PT 223
341,817 (c) Meren Energy, Inc 465
19,300 (a) Mitsuuroko Co Ltd 234
33,130 (a) Modec, Inc 1,903
233,428 (a) MOL Hungarian Oil & Gas plc 2,774
43,337 Motor Oil Hellas Corinth Refineries S.A. 1,900
377,338 (a) National Energy Services Reunited Corp 11,294
201,778 Neste Oil Oyj 6,588
350,133 New Hope Corp Ltd 1,295
451,293 (a),(c) NexGen Energy Ltd 4,238
723,960 NMDC Energy PJSC 588
1,800,851 (c) Nordic American Tankers Ltd 9,977
187,980 Northern Oil and Gas, Inc 3,412
206,589 NOV, Inc 3,832
721,450 Occidental Petroleum Corp 35,041
52,600 (a) Oceaneering International, Inc 2,131
453,957 Odfjell Drilling Ltd 3,843
15,304,532 Oil & Natural Gas Corp Ltd 37,949
269,556 Oil India Ltd 1,186
1,622,188 Oil Refineries Ltd 859
21,163 OMV AG. 1,330
124,735 ONEOK, Inc 10,844
325,864 (a) Paladin Resources Ltd 2,125
38,816 (a) Par Pacific Holdings, Inc 2,177
59,888 (c) Paramount Resources Ltd (Class A) 1,146
68,911 Paratus Energy Services Ltd 322
74,856 Parex Resources, Inc 1,129
52,611 Pason Systems, Inc 457
1,864,499 Patterson-UTI Energy, Inc 17,116
7,080 Paz Oil Co Ltd 1,883
395,949 PBF Energy, Inc 18,024

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
495,872 Pembina Pipeline Corp $ 22,943
6,911,128 Permian Resources Corp 127,234
511,800 (a) Petro Rio S.A. 5,170
884,500 PetroChina Co Ltd 1,127
13,244,000 PetroChina Co Ltd 14,294
2,331,095 Petroleo Brasileiro S.A. 18,866
2,729,227 Petroleo Brasileiro S.A. (Preference) 19,984
495,810 Petronet LNG Ltd 1,473
71,600 Petroreconcavo S.A. 138
150,100 (c) Peyto Exploration & Development Corp 2,504
403,527 Phillips 66 68,216
363,376 Polski Koncern Naftowy Orlen S.A. 12,218
100,100 (a),(d) Poseidon Concepts Corp 1
160,311 (c) PrairieSky Royalty Ltd 3,588
8,713 (a) Precision Drilling Corp 669
1,454,728 (a) ProPetro Holding Corp 20,861
83,239,100 (a) PT Bumi Resources Tbk 621
8,004,400 PT Tambang Batubara Bukit Asam Tbk 1,024
767,106 PT United Tractors Tbk 987
970,048 PTT Exploration & Production PCL 3,897
6,943,809 PTT PCL 7,420
33,981,000 PTT PCL 36,352
354,920 Qatar Fuel QSC 1,376
1,709,783 Qatar Gas Transport Co Ltd 2,022
293,586 (a) Rabigh Refining & Petrochemical Co 954
437,300 Raharja Energi Cepu PT 114
826 Range Resources Corp 31
150,972 Ranger Energy Services, Inc 2,417
16,912,687 Reliance Industries Ltd 231,680
1,317,179 (a),(c) Repsol YPF S.A. 32,909
12,093 (a) Rex American Resources Corp 546
567,661 (a) Rockhopper Exploration plc 525
21,148 Rockpoint Gas Storage, Inc 438
657,800 (a) Rukun Raharja Tbk PT 133
148,240 (a),(c) Sable Offshore Corp 457
934,959 (c) Saipem S.p.A 4,701
38,652 (a) San-Ai Oil Co Ltd 498
2,806,534 Santos Ltd 13,923
3,794,134 (b) Saudi Arabian Oil Co 26,364
93,309 SBM Offshore NV 3,226
1,065,416 Schlumberger Ltd 49,531
4,090 Scorpio Tankers, Inc 283
145,500 (a) Seadrill Ltd 5,503
140,133 (c) Secure Waste Infrastructure Corp 2,190
567,331 Select Water Solutions, Inc 11,335
1,515,700 Semirara Mining & Power Corp 568
198,333 Serica Energy plc 568
50 (a),(d) Serval Integrated Energy Services   0^
352,638 Shaanxi Coal Industry Co Ltd 1,057
110,586 Shanxi Lu'an Environmental Energy Development Co Ltd 233
132,099 Shanxi Xishan Coal & Electricity Power Co Ltd 113
12,403,161 Shell plc 481,925
954,544 Shell plc (ADR) 74,015
684,000 Sinopec Kantons Holdings Ltd 306
7,350 SK Discovery Co Ltd 243
1,551 SK Gas Ltd 209
40,102 (a) SK Innovation Co Ltd 2,473
994,332 SM Energy Co 25,952
26,157 S-Oil Corp 1,795
263,275 Solaris Oilfield Infrastructure, Inc 21,183
151,270 (c) South Bow Corp 5,329
103,343 (a) Spartan Delta Corp 834

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
1,735,500 Star Petroleum Refining PCL $ 397
95,270 Strathcona Resources Ltd 2,530
666,384 Subsea 7 S.A. 22,755
1,015,641 Suncor Energy, Inc 54,640
210,544 (a) Talos Energy, Inc 2,718
12,944 (b) Tamar Petroleum Ltd 104
349,017 Tamarack Valley Energy Ltd 3,044
207,100 Targa Resources Corp 55,532
888,264 (c) TC Energy Corp 58,823
1,446,215 Technip Energies NV 54,669
227,648 TechnipFMC plc 15,093
30,816 (a) Tecnicas Reunidas S.A. 1,019
53,918 Tenaris S.A. 1,493
18,319 (a) Tenaz Energy Corp 597
11,226 (c) TerraVest Industries, Inc 919
384,680 (a) Tetra Technologies, Inc 4,358
24,928 Texas Pacific Land Corp 10,910
142,660 TGS Nopec Geophysical Co ASA 1,854
853,700 Thai Oil PCL 1,249
92,338 (c) Thungela Resources Ltd 518
217,382 Topaz Energy Corp 4,565
42,805 TORM plc 1,103
1,113,558 Total S.A. 86,106
313,683 Tourmaline Oil Corp 13,116
96,232 (a) Transocean Ltd 471
123,730 Trican Well Service Ltd 586
604,990 Turkiye Petrol Rafinerileri AS 2,940
16,160,000 United Energy Group Ltd 687
10,180 (a) Uranium Energy Corp 109
872,547 Valero Energy Corp 227,246
50,701 (a) Valeura Energy, Inc 372
118,144 (a) Vallourec S.A. 2,760
571,124 Var Energi ASA 2,366
3,999,562 (a) Vedanta Oil and Gas Ltd 1,362
15,626 VERBIO Vereinigte BioEnergie AG. 531
111,568 Vermilion Energy, Inc 1,044
92,723 Viper Energy, Inc 3,931
5,011 (a) Viridien 477
799,910 (b) Viva Energy Group Ltd 1,141
1,562,900 W&T Offshore, Inc 4,923
38,050 Weatherford International plc 3,101
1,035,560 (c) Whitecap Resources, Inc 10,755
571,791 Whitehaven Coal Ltd 3,031
1,482,525 Williams Cos, Inc 110,211
1,642,815 Woodside Energy Group Ltd 31,770
284,481 Yancoal Australia Ltd 1,081
38,833 Yantai Jereh Oilfield Services Group Co Ltd 879
2,043,502 Yanzhou Coal Mining Co Ltd 2,879
195,888 Yanzhou Coal Mining Co Ltd (Class A) 512
164,935 (a),(b) Yellow Cake plc 1,153
891,060 (a) Yinson Holdings BHD 416
TOTAL ENERGY 5,142,840
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
363,659 (c) Abacus Property Group 243
285,138 Abacus Storage King 265
455,626 Acadia Realty Trust 9,527
1,391 (a) Activia Properties, Inc 1,175
1,993 (a) Advance Residence Investment Corp 1,846
78,745 Aedifica S.A. 6,347
1,078 (a) AEON REIT Investment Corp 816
191,644 Agree Realty Corp 14,515
414,922 AIMS AMP Capital Industrial REIT 513

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
132,094 Al Rajhi REIT $ 288
49,618 Allied Properties Real Estate Investment Trust 345
3,334 (c) Altarea SCA 372
334,878 (c) American Healthcare REIT, Inc 17,464
853,187 American Homes 4 Rent 28,599
264,122 American Tower Corp 43,202
550,478 Americold Realty Trust, Inc 8,654
672,296 Apple Hospitality REIT, Inc 11,301
805,200 AREIT, Inc 491
297,699 Arena REIT 641
8,841 ARGAN SA 610
3,687,594 Ascendas REIT 7,102
95,960 AvalonBay Communities, Inc 18,107
1,297,996 Axis Real Estate Investment Trust 650
253,375 Big Yellow Group plc 3,031
264,716 (a) Blackstone Digital Infrastructure Trust, Inc 5,726
350,936 Boardwalk REIT 16,022
3,197,711 British Land Co plc 17,520
758,857 Brixmor Property Group, Inc 23,927
573,870 Broadstone Net Lease, Inc 11,862
385,091 (b) Brookfield India Real Estate Trust 1,347
29,199 BSR Real Estate Investment Trust 342
410,267 Bunnings Warehouse Property Trust 1,078
499,409 (c) Camden Property Trust 57,177
55,320 Canadian Apartment Properties REIT 1,361
2,110,106 CapitaLand Ascott Trust 1,445
5,825,903 CapitaMall Trust 10,690
786,487 (c) CapitaRetail China Trust 395
1,477,284 (c) CareTrust REIT, Inc 59,608
239,791 Carmila S.A. 4,561
661,068 (c) CDL Hospitality Trusts 396
30,113 (a) Centuria Capital Group 42
542,034 Centuria Capital Group 723
357,975 (c) Centuria Industrial REIT 753
159,340 (c) Centurion Accommodation Reit 131
1,016,000 (c) Champion Real Estate Investment Trust 267
424,326 Charter Hall Group 6,721
447,235 Charter Hall Long Wale REIT 1,132
226,867 Charter Hall Social Infrastructure REIT 421
120,288 Choice Properties Real Estate Investment Trust 1,386
1,521 (a) Comforia Residential REIT, Inc 967
790,962 Concentradora Fibra Danhos S.A. de C.V. 1,299
133,450 Corporate Office Properties Trust 4,856
385 (a) CRE Logistics REIT, Inc 333
41,673 Crombie REIT 511
1,316,575 Cromwell Group 398
66,180 Crown Castle, Inc 5,012
41,657 CT Real Estate Investment Trust 533
205,000 CubeSmart 8,153
478,107 Curbline Properties Corp 14,534
3,072 (a) Daiwa House REIT Investment Corp 2,279
362 (a) Daiwa Office Investment Corp 729
1,348 (a) Daiwa Securities Living Investments Corp 826
504,695 Derwent London plc 12,994
138,273 (c) Dexus Industria REIT 233
770,937 Dexus Property Group 2,880
278,552 (c) DigiCo Infrastructure REIT 473
726,800 Digital Core REIT Management Pte Ltd 367
321,541 Digital Realty Trust, Inc 57,742
236,157 Dream Industrial Real Estate Investment Trust 2,330
437,000 (a),(d) Eagle Hospitality Trust 4
262,778 EastGroup Properties, Inc 53,220

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
654,584 Embassy Office Parks REIT $ 3,030
1,417,530 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 631
65,200 EPR Properties 3,782
56,887 Equinix, Inc 59,298
664,877 Equites Property Fund Ltd 715
341,379 Equity Residential 23,190
133,858 ESR Kendall Square REIT Co Ltd 287
421,496 ESR-REIT 763
253,938 Essential Properties Realty Trust, Inc 7,580
58,910 Essex Property Trust, Inc 17,178
30,112 Eurocommercial Properties NV 939
89,245 Extra Space Storage, Inc 12,967
764,905 Far East Hospitality Trust 337
86,255 Federal Realty Investment Trust 10,647
16,556 (a) Fermi, Inc 152
2,007,206 (b) FIBRA Macquarie Mexico 5,112
1,733,497 Fibra Uno Administracion S.A. de C.V. 2,971
95,342 First Capital Real Estate Investment Trust 1,556
322,608 First Industrial Realty Trust, Inc 19,779
1,299,000 Fortune Real Estate Investment Trust 730
230,800 Four Corners Property Trust, Inc 5,666
1,734,019 Frasers Centrepoint Trust 3,032
2,147,645 Frasers Logistics & Commercial Trust 1,604
1,787 (a) Frontier Real Estate Investment Corp 885
532 (a) Fukuoka REIT Corp 565
385,700 Gaming and Leisure Properties, Inc 17,175
795 (a) Global One Real Estate Investment Corp 535
3,134 GLP J-Reit 2,651
1,833,010 Goodman Group 39,549
767,604 Goodman Property Trust 885
4,260,981 GPT Group 14,381
473,407 Grainger plc 1,065
22,601 Granite Real Estate Investment Trust 1,527
4,460,777 Great Portland Estates plc 19,621
464,928 Growthpoint Properties Australia Ltd 700
2,373,868 Growthpoint Properties Ltd 2,500
100,651 H&R Real Estate Investment Trust 779
374,272 Hammerson plc 1,838
486 (a) Hankyu Reit, Inc 415
832 (a) Heiwa Real Estate REIT, Inc 688
54,107 (c) Highwoods Properties, Inc 1,632
7,436,000 HomeCo Daily Needs REIT 6,587
448 (a) Hoshino Resorts REIT, Inc 662
363,661 Host Hotels & Resorts Inc 8,622
84,870 (a) Hudson Pacific Properties, Inc 1,289
901 (a) Hulic Reit, Inc 862
314,223 Hyprop Investments Ltd 1,153
20,744 (c) ICADE 455
7,342 (a) Ichigo Office REIT Investment Corp 4,210
1,081,100 IGB Real Estate Investment Trust 733
593,240 Independence Realty Trust, Inc 9,901
1,609 (a) Industrial & Infrastructure Fund Investment Corp 1,408
296,630 Ingenia Communities Group 907
1,476,317 (a),(c) Inmobiliaria Colonial Socimi S.A. 9,568
43,679 InterRent Real Estate Investment Trust 399
75,000 InvenTrust Properties Corp 2,655
5,369 (a),(c) Invincible Investment Corp 1,981
190,440 Invitation Homes, Inc 5,753
325,379 Irish Residential Properties REIT plc 434
241,972 Iron Mountain, Inc 30,563
123,632 Jadwa REIT Saudi Fund 359
495,463 Janus Living, Inc 14,240

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
790 (a) Japan Excellent, Inc $ 667
3,881 Japan Hotel REIT Investment Corp 1,899
1,855 (a) Japan Logistics Fund Inc 1,084
2,552 (a) Japan Prime Realty Investment Corp 1,467
4,813 (a) Japan Real Estate Investment Corp 3,432
5,206 Japan Retail Fund Investment Corp 3,596
2,932 Kenedix Realty Investment Corp 2,797
1,398,674 Keppel DC REIT 2,426
2,232,815 Keppel REIT 1,486
46,121 Killam Apartment REIT 603
286,675 Kimco Realty Corp 7,267
1,313,283 Kiwi Property Group Ltd 710
310,740 (a),(c) Klepierre 12,987
67,322 Lamar Advertising Co 10,501
1,206 LaSalle Logiport REIT 1,084
1,489,773 Lendlease Global Commercial REIT 657
2,214,490 Link REIT 10,334
2,148,888 LondonMetric Property plc 5,364
131,886 LOTTE Reit Co Ltd 294
330,274 LTC Properties, Inc 12,699
86,667 LXP Industrial Trust 4,670
303,359 Macerich Co 7,642
4,325,218 Macquarie CountryWide Trust 11,721
1,496,747 (c) Mapletree Industrial Trust 2,225
2,386,700 Mapletree Logistics Trust 2,253
1,579,700 (c) Mapletree Pan Asia Commercial Trust 1,578
70,226 Mercialys S.A 941
1,737,441 Merlin Properties Socimi S.A. 30,485
17,308 Mid-America Apartment Communities, Inc 2,405
187,300 Millrose Properties, Inc 5,628
187,809 (b) Mindspace Business Parks REIT 940
953 (a) Mirai Corp 245
11,923,524 Mirvac Group 14,195
966 (a) Mitsubishi Estate Logistics REIT Investment Corp 711
2,220 (a) Mitsui Fudosan Logistics Park, Inc 1,474
14,294 Montea NV 1,093
919 (a) Mori Hills REIT Investment Corp 728
1,840 (a) Mori Trust Sogo Reit, Inc 842
49,790 (a) National Healthcare Properties, Inc 729
1,402,181 (c) NETSTREIT Corp 29,628
510,259 Nexus Select Trust 880
3,597 (c) Nippon Accommodations Fund, Inc 2,700
2,114 Nippon Building Fund, Inc 1,640
4,881 (a) Nippon ProLogis REIT, Inc 2,607
1,114 (a) NIPPON REIT Investment Corp 574
2,832 (a) Nomura Real Estate Master Fund, Inc 2,646
439,300 NTT DC REIT 413
3,748 (a) Orix JREIT, Inc 2,251
466,468 Outfront Media, Inc 15,281
312,524 Parkway Life Real Estate Investment Trust 979
1,288,000 Pavilion Real Estate Investment Trust 541
295,400 (c) Pebblebrook Hotel Trust 5,734
3,161,234 (a) Peker Gayrimenkul Yatirim Ortakligi AS. 947
225,974 Phillips Edison & Co, Inc 9,405
1,058 (a) Premier Investment Co 887
177,171 Primaris REIT 2,782
1,812,522 (a) Primary Health Properties plc 2,301
671,616 ProLogis Property Mexico S.A. de C.V. 2,912
2,326,845 Prologis, Inc 315,218
72,923 Public Storage, Inc 23,212
217,924 Realty Income Corp 13,503
5,245,015 Redefine Properties Ltd 2,051

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
113,550 Regency Centers Corp $ 9,054
801,066 Region RE Ltd 1,291
146,010 Reit   Ltd 1,060
1,938 (a) REIT Azorim HF Living Ltd 4
230,190 Resilient REIT Ltd 1,171
7,678 (a) Retail Estates NV 603
263,399 Rexford Industrial Realty, Inc 8,824
430,449 (a) Reysas Gayrimenkul Yatirim Ortakligi AS. 276
108,423 RioCan Real Estate Investment Trust 1,735
3,943,000 RL Commercial REIT, Inc 462
326,433 RLJ Lodging Trust 3,868
149,669 Ryman Hospitality Properties, Inc 19,240
689,520 Sabra Health Care REIT, Inc 13,453
165,049 (a) Safestore Holdings plc 1,339
180 (a) Samty Residential Investment Corp 107
2,019,412 Sasseur REIT 1,061
73,350 SBA Communications Corp 12,943
5,131,495 Scentre Group 13,678
2,895 (a) Sekisui House Reit, Inc 1,365
628,382 Sella Capital Real Estate Ltd 1,924
587,710 Service Properties Trust 993
8,547,030 Shaftesbury Capital plc 15,657
26,379 Shurgard Self Storage Ltd 773
700,726 Simon Property Group, Inc 156,717
2,602,120 Sirius Real Estate Ltd 3,338
206,065 SK REITs Co Ltd 720
141,083 (c) SL Green Realty Corp 7,304
372,975 Slate Grocery REIT 4,565
52,996 SmartCentres REIT 1,133
126,758 Smartstop Self Storage REIT, Inc 4,120
540 (a) SOSiLA Logistics REIT, Inc 377
1,118,042 (c) STAG Industrial, Inc 42,553
2,001 (a) Star Asia Investment Corp 678
1,100,029 Starhill Global REIT 464
2,684,567 Stockland Trust Group 7,570
239,300 Stoneweg Europe Stapled Trust 419
74,541 Sun Communities, Inc 8,938
1,511,560 Sunstone Hotel Investors, Inc 17,307
1,211,300 Suntec Real Estate Investment Trust 1,360
1,425,600 Sunway Real Estate Investment Trust 774
997,869 Supermarket Income Reit plc 1,163
700 (a) Takara Leben Real Estate Investment Corp 357
37,400 Tanger Factory Outlet Centers, Inc 1,476
494,635 Target Healthcare REIT plc 711
523 (a) Tokyu REIT, Inc 596
3,566,878 Tritax Big Box REIT plc 7,642
243,084 UDR, Inc 9,704
143,350 UMH Properties, Inc 2,170
27,149 Unibail-Rodamco-Westfield 3,177
491,186 Unite Group plc 3,310
4,056 United Urban Investment Corp 4,053
34,228 Urban Edge Properties 783
7,716 (c) Vastned NV 261
810,541 Ventas, Inc 71,976
1,258,345 VICI Properties, Inc 33,409
2,841,601 Vicinity Ltd 5,063
78,028 Vital Infrastructure Property Trust 303
856,393 (a) Vukile Property Fund Ltd 1,301
177,231 Warehouses De Pauw CVA 4,471
412,550 Waypoint REIT Ltd 694
505,781 Welltower, Inc 114,797
29,828 Wereldhave NV 679

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
454,960 Weyerhaeuser Co $ 10,892
105,139 (a) Workspace Group plc 483
266,317 WP Carey, Inc 19,042
142,047 Xenia Hotels & Resorts, Inc 2,892
26,448 Xior Student Housing NV 795
111,915 Yeni Gimat Gayrimenkul Ortakligi AS. 566
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,246,823
FINANCIAL SERVICES - 4.9%
64,699 360 Finance, Inc (ADR) 1,023
162,719 360 ONE WAM Ltd 1,849
57,746 (a) Aadhar Housing Finance Ltd 315
33,187 (a) Aavas Financiers Ltd 534
1,336,749 Abrdn plc 4,225
293,000 (a) Acom Co Ltd 823
239,197 (a) Aditya Birla Capital Ltd 992
46,751 (a) Aditya Birla Sun Life Asset Management Co Ltd 571
43,029 (a),(b) Adyen NV 40,366
88,000 (a) Aeon Credit Service M BHD 126
78,300 (a) AEON Financial Service Co Ltd 710
65,800 Aeon Thana Sinsap Thailand PCL 195
11,798 Affiliated Managers Group, Inc 3,992
157,479 (a) Affirm Holdings, Inc 12,842
478,282 (c) AGNC Investment Corp 5,213
227,141 AJ Bell plc 1,845
24,780 Aju IB Investment Co Ltd 78
843,932 Al Waha Capital PJSC 432
201,830 Allfunds Group PLC 1,940
291,386 Ally Financial, Inc 13,389
871,018 Amanat Holdings PJSC 327
1,231,342 American Express Co 416,501
387,387 Ameriprise Financial, Inc 177,718
1,810,559 AMP Ltd 2,012
58,860 Anand Rathi Wealth Ltd 1,230
338,530 Angel One Ltd 1,185
305,966 Annaly Capital Management, Inc 6,841
26,492 (c) Antin Infrastructure Partners S.A. 268
181,096 Apollo Global Management, Inc 21,425
225,103 Aptus Value Housing Finance India Ltd 664
81,318 (c) Ares Management Corp 9,052
280,097 Arzan Financial Group for Financing & Investment KPSC 314
320,933 Ashmore Group plc 857
140,780 Australian Stock Exchange Ltd 5,195
449,835 (a) Authum Investment & Infrastucture Ltd 2,498
85,928 Avanza Bank Holding AB 3,444
440,652 Azimut Holding S.p.A. 17,899
54,646 B2Holding ASA 133
22,986,829 B3 SA-Brasil Bolsa Balcao 64,700
1,583,677 Bajaj Finance Ltd 16,843
248,754 Bajaj Finserv Ltd 4,684
16,796 Bajaj Holdings & Investment Ltd 1,884
40,544 (a) Banca Generali SpA 3,027
18,692 (c) Banca IFIS S.p.A. 272
479,853 Banca Mediolanum S.p.A 11,959
6,617,536 Banco BTG Pactual S.A. - Unit 69,338
161,118 Banco Latinoamericano de Exportaciones S.A. (Class E) 9,904
1,691,100 Bangkok Commercial Asset Management PCL 335
1,773,452 Bank of New York Mellon Corp 256,459
348,364 (a),(d) BBI EPS Ltd 2
21,400 Beijing Compass Technology Development Co Ltd 290
993,867 (a) Berkshire Hathaway, Inc 497,321
5,541,800 BFI Finance Indonesia Tbk PT 228
4,184,541 BGC Group, Inc 44,733

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
247,803 BlackRock, Inc $ 238,277
320,526 Blackstone, Inc 37,716
231,129 (a) Block, Inc 17,566
280,356 (c) Blue Owl Capital, Inc 2,453
102,000 BOC International China Co Ltd 191
338,400 (c) Bolsa Mexicana de Valores SAB de C.V. 674
319,513 Boursa Kuwait Securities Co KPSC 2,988
187,395 Bridgepoint Group Holdings Ltd 652
634,000 (c) Bright Smart Securities & Commodities Group Ltd 563
318,596 Brightsphere Investment Group, Inc 22,786
164,638 Brookfield Asset Management Ltd 7,384
232,450 Brookfield Asset Management Ltd 10,427
2,268,927 Brookfield Corp 96,804
127,192 (a) BSE Ltd 5,208
14,161 (a),(c) Bullish 332
549,498 Bure Equity AB 15,123
1,409,300 Bursa Malaysia BHD 2,940
178,652 (a) Caitong Securities Co Ltd 228
65,294 (a) Can Fin Homes Ltd 600
60,295 Canaccord Financial, Inc 621
1,187,788 Capital One Financial Corp 238,294
1,297,000 (a) Capital Securities Corp 1,570
134,691 Capri Global Capital Ltd 324
316,610 Carlyle Group, Inc 13,332
45,175 Cboe Global Markets, Inc 10,963
22,902 Cembra Money Bank AG. 2,681
602,000 (a) Central China Securities Co Ltd 132
315,531 (a) Central Depository Services India Ltd 4,360
98,100 (a) Century Leasing System, Inc 1,512
940,445 (a) Chailease Holding Co Ltd 3,478
372,125 Challenger Financial Services Group Ltd 2,579
228,564 Changjiang Securities Co Ltd 330
1,553,167 Charles Schwab Corp 143,311
2,035,000 (a) China Bills Finance Corp 1,130
772,000 (c) China Everbright Ltd 515
2,171,959 (a) China Galaxy Securities Co Ltd 2,048
248,950 China Galaxy Securities Co Ltd (Class A) 463
129,300 China Great Wall Securities Co Ltd 159
1,065,737 (b) China International Capital Corp Ltd 2,868
104,900 China International Capital Corp Ltd 560
284,936 China Merchants Securities Co Ltd 888
35,818 (a) Choice International Ltd 285
76,922 (a) Cholamandalam Financial Holdings Ltd 1,348
274,275 (a) Cholamandalam Investment and Finance Co Ltd 5,196
978,965 CITIC Securities Co Ltd 3,418
454,716 CITIC Securities Co Ltd (Class A) 1,931
105,360 (a) Claros Mortgage Trust, Inc 248
65,882 (a),(b) CMC Markets plc 400
155,369 CME Group, Inc 34,310
267,109 Cohen & Steers, Inc 20,338
96,382 (a) Coinbase Global, Inc 14,090
613 Compagnie Financiere Tradition S.A. 228
1,023,312 Corebridge Financial, Inc 29,297
143,139 Coronation Fund Managers Ltd 354
70,966 (a) Corpay, Inc 23,651
501,569 (a),(c) Creades AB 4,133
1,599 (a) Credit Acceptance Corp 1,018
89,000 (a) Credit Saison Co Ltd 2,434
44,826 (a) CreditAccess Grameen Ltd 707
14,441 CRISIL Ltd 623
170,325 CSC Financial Co Ltd 731
1,096,000 (a),(c) CSSC Hong Kong Shipping Co Ltd 302

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
371,534 (c) CVC Capital Partners plc $ 5,405
17,856 Daishin Securities Co Ltd 315
20,741 Daishin Securities Co Ltd PF 265
17,593 Daou Technology, Inc 407
20,547 (a) Dave, Inc 7,656
243,727 (a) Defi Technologies, Inc 132
12,256 Derayah Financial Co 72
97,935 Deutsche Boerse AG. 26,712
104,653 (b) Deutsche Pfandbriefbank AG. 383
123,125 Dongxing Securities Co Ltd 247
1,675,555 Dubai Financial Market PJSC 667
581,066 East Money Information Co Ltd 1,752
23,486,704 Edelweiss Financial Services Ltd 30,039
159,754 Edenred 4,107
72,802 EFG International 1,460
1,334,927 E-Finance for Digital & Financial Investments 553
768,414 Egyptian Financial Group-Hermes Holding 418
89,533 (a) Encore Capital Group, Inc 8,353
105,247 (a) Enova International, Inc 25,336
282,126 (a),(c) EQT AB 7,981
1,350,172 Equitable Holdings, Inc 59,246
87,172 Essent Group Ltd 5,603
31,472 (a) Etoro Group Ltd 1,242
36,225 Eurazeo 1,657
17,050 (a) Euronet Worldwide, Inc 1,248
357,817 (b) Euronext NV 57,233
134,706 Everbright Securities Co Ltd 287
15,845 Evercore Partners, Inc (Class A) 5,410
16,082 (c) Factset Research Systems, Inc 3,700
512,401 Far East Horizon Ltd 350
1,391,120 (a) Fawry for Banking & Payment Technology Services SAE 523
24,730 Federal Agricultural Mortgage Corp 4,928
3,190,104 Fibra MTY SAPI de C.V. 2,674
224,301 Fidelity National Information Services, Inc 8,721
73,519 (c) Fiera Capital Corp 273
14,827 (a),(c) Figure Technology Solutions, Inc 455
365,300 (a) Financial Partners Group Co Ltd 3,483
48,100 (c) FinVolution Group (ADR) 230
166,867 FirstCash Holdings, Inc 36,097
12,352,378 FirstRand Ltd 73,421
895,285 (a) Fiserv, Inc 43,914
150,320 (a) Five-Star Business Finance Ltd 804
59,002 flatexDEGIRO AG. 2,533
27,419 (a) Flow Traders 808
253,470 (a) Flywire Corp 4,453
58,606 (a) Foresight Group Holdings Ltd 341
304,800 Founder Securities Co Ltd 324
116,049 Franklin Resources, Inc 3,861
7,597 (a),(c) Freedom Holding Corp 991
6,674,660 Fuhwa Financial Holdings Co Ltd 13,882
35,400 Futu Holdings Ltd (ADR) 3,318
37,352 (a) Fuyo General Lease Co Ltd 973
201,820 GCM Grosvenor, Inc 2,482
755,200 (a),(c) Gentera SAB de C.V. 1,637
19,549 (a) Georgia Capital plc 1,085
659,200 (a) GF Securities Co Ltd 1,435
216,708 GF Securities Co Ltd (Class A) 750
13,694 (c) Gimv NV 725
101,576 Global Payments, Inc 7,370
486,401 (a),(c) GMO Financial Holdings, Inc 2,959
31,700 (a) GMO Payment Gateway, Inc 1,813
219,617 Goldman Sachs Group, Inc 222,114

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
22,594 GRENKE AG. $ 311
161,504 Guolian Securities Co Ltd 211
228,949 Guosen Securities Co Ltd 338
2,202,800 (c) Guotai Junan International Holdings Ltd 554
531,609 Guotai Junan Securities Co Ltd 1,430
1,419,551 (b) Guotai Junan Securities Co Ltd (Hong Kong) 2,695
179,529 Guoyuan Securities Co Ltd 199
38,506 Hamilton Lane, Inc 3,035
76,270 (a) Hanwha Investment & Securities Co Ltd 244
127,217 (b) HDFC Asset Management Co Ltd 3,572
179,136 Helia Group Ltd 687
28,120 Hithink RoyalFlush Information Network Co Ltd 1,004
215,102 (c) HMC Capital Ltd 444
36,344 (b) Hoist Finance AB 670
58,612 (b) Home First Finance Co India Ltd 707
867,700 Hong Kong Exchanges and Clearing Ltd 40,371
173,555 Hotai Finance Co Ltd 321
47,685 Houlihan Lokey, Inc 6,396
819,540 (a),(b),(c) Huatai Securities Co Ltd 1,752
273,234 Huatai Securities Co Ltd (Class A) 833
56,504 HUB24 Ltd 2,856
3,265 (a) Hypoport SE 313
2,204 IBI Investment House Ltd 368
1,116 (a) ICRA Ltd 62
105,200 (c) iFAST Corp Ltd 719
563,094 (a) IFCI Ltd 447
1,213,607 IG Group Holdings plc 29,266
58,256 IGM Financial, Inc 3,252
150,293 IIFL Finance Ltd 808
90,138 IIFL Securities Ltd 323
14,320 India Shelter Finance Corp Ltd 116
406,577 Indiabulls Housing Finance Ltd 747
288,281 (b) Indian Energy Exchange Ltd 382
305,754 Indian Renewable Energy Development Agency Ltd 417
303,154 Industrial Securities Co Ltd 271
860,724 (a) Infibeam Avenues Ltd 150
783,416 (c) Infratil Ltd 6,872
2,621,386 IntegraFin Holdings plc 12,326
5,800 (a),(c) Integral Corp 98
185,476 Interactive Brokers Group, Inc (Class A) 16,144
998,222 Intercontinental Exchange, Inc 122,891
198,475 Intermediate Capital Group plc 4,448
26,209 Inversiones La Construccion S.A. 633
462,959 Invesco Ltd 12,217
202,924 Investcorp Capital plc 94
168,004 (a) Investec Ltd 1,322
418,584 (a) Investec plc 3,331
712,556 (a) IP Group plc 619
356,843 Is Yatirim Menkul Degerler AS 277
146,395 Isracard Ltd 554
11,025 (a) Jaccs Co Ltd 240
54,529 Jack Henry & Associates, Inc 7,511
824,754 (a) Jafco Co Ltd 12,066
350,800 (a) Japan Securities Finance Co Ltd 5,072
177,116 Jefferies Financial Group, Inc 8,852
87,000 (c) JF SmartInvest Holdings Ltd 341
2,424 (a) Jindal South West Holdings Ltd 310
301,575 JM Financial Ltd 391
459,282 JSE Ltd 4,406
115,891 (b) JTC plc 2,035
339,605 Julius Baer Group Ltd 29,342
286,991 Jupiter Fund Management plc 623

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
327,064 (a) Katilimevim Tasarruf Finansman AS. $ 1,224
76,008 (a) Kfin Technologies Ltd 708
190,585 (a) Kinnevik AB 1,023
10,233 KIWOOM Securities Co Ltd 2,305
660,255 KKR & Co, Inc 60,598
441,520 (a),(c) Klarna Group plc 8,936
25,989 Korea Investment Holdings Co Ltd 3,765
13,457 KRUK S.A. 1,512
751,500 Krungthai Card PCL 756
284,571 L&T Finance Holdings Ltd 936
539,271 (c) L1 Group Ltd 423
1,078,128 Ladder Capital Corp 10,727
39,545 Lazard, Inc 1,659
115,123 (a) LendingClub Corp 2,388
149,500 (a),(c) Lianlian DigiTech Co Ltd 78
204,532 LIC Housing Finance Ltd 1,220
417,229 London Stock Exchange Group plc 45,109
34,437 LPL Financial Holdings, Inc 9,700
167,100 (a) Lufax Holding Ltd (ADR) 221
12,300 (a) M&A Capital Partners Co Ltd 260
4,242,000 M&G plc 18,925
79,232 MA Financial Group Ltd 327
260,856 Macquarie Group Ltd 45,348
1,938,007 Magellan Financial Group Ltd 13,031
20,171 Maharashtra Scooters Ltd 2,666
345,236 (a) Mahindra & Mahindra Financial Services Ltd 1,153
9,324,373 Man Group plc 36,148
372,115 Manappuram Finance Ltd 1,277
124,325 Marex Group plc 7,578
33,287 MarketAxess Holdings, Inc 3,778
119,300 (a) Marui Co Ltd 2,105
34,143 (b) MAS Financial Services Ltd 112
1,488,084 Mastercard, Inc (Class A) 764,280
344,200 (a) Matsui Securities Co Ltd 2,044
26,978 Meitav Investment House Ltd 1,172
42,130 Meritz Financial Group, Inc 2,894
260,800 MGIC Investment Corp 7,355
323,754 (a) Miami International Holdings, Inc 12,031
122,663 Mirae Asset Daewoo Co Ltd 3,444
3,294 Mivtach Shamir Holdings Ltd 465
105,900 (a) Mizuho Leasing Co Ltd 823
106,332 (a) Molten Ventures plc 819
136,752 (a) Monex Group, Inc 528
67,160 Moody's Corp 30,418
1,223,399 Morgan Stanley 255,739
9,239 Morningstar, Inc 1,441
112,824 Motilal Oswal Financial Services Ltd 1,137
30,780 MSCI, Inc (Class A) 17,238
493,600 Muangthai Capital PCL 472
81,926 Multi Commodity Exchange of India Ltd 2,463
242,100 (a) Muninova Holdings, Inc 657
11,832 (a) Mutares SE & Co KGaA 368
72,610 Muthoot Finance Ltd 2,306
1,775,348 Nasdaq Stock Market, Inc 139,933
1,752,247 National Investments Co KSCP 1,491
39,217 National Securities Depository Ltd 354
16,108 (a) NCR Corp ATM 699
93,350 Netwealth Group Ltd 1,332
99,925 (c) NewtekOne, Inc 1,480
392,863 (b),(c) Nexi S.p.A 1,590
216,100 (a) Nihon M&A Center Holdings, Inc 850
176,850 (a) Ninety One Ltd 478

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
181,241 (a) Ninety One plc $ 507
120,074 (b) Nippon Life India Asset Management Ltd 1,477
123,604 (a) NMI Holdings, Inc 5,079
303,791 (a) Noah Holdings Ltd (ADR) 3,035
100,792 Nordnet AB publ 3,834
56,465 Nuvama Wealth Management Ltd 1,079
96,493 (a) Okasan Holdings, Inc 575
162,786 (a) One 97 Communications Ltd 1,967
51,275 OneMain Holdings, Inc 3,126
197,480 (a) Onex Corp 14,768
630,350 (a) Orient Corp 3,308
264,491 Orient Securities Co Ltd 369
4,669,670 ORIX Corp 177,875
263,345 OSB Group plc 1,813
456,000 (a),(c) OSL Group Ltd 672
115,600 Pagseguro Digital Ltd 1,046
130,022 (a) Paragon Group of Cos plc 1,323
7,715 Partners Group 6,319
47,746 (c) Patria Investments Ltd 524
129,100 (a) Paymentus Holdings, Inc 3,119
404,844 PayPal Holdings, Inc 17,481
922,669 (a) Pensionbee Group plc 1,591
1,425,334 (c) Perella Weinberg Partners 22,748
83,885 Perpetual Trustees Australia Ltd 902
126,108 Pinnacle Investment Management Group Ltd 1,503
233,749 Piper Sandler Cos 16,909
74,386 Piramal Finance Ltd 1,702
366,716 Plus500 Ltd 23,281
57,316 Pluxee France S.A. 753
134,231 (b) PNB Housing Finance Ltd 1,475
64,698 Polar Capital Holdings plc 765
173,536 (a) Poonawalla Fincorp Ltd 810
865,597 (a) Power Finance Corp Ltd 3,887
605,900 President Securities Corp 959
17,350 (c) Propel Holdings, Inc 318
9,988 (a) Prudent Corporate Advisory Services Ltd 316
2,768,083 (b) Quilter plc 7,060
329,190 Radian Group, Inc 12,401
53,423 Rathbone Brothers 1,136
1,178,265 Ratos AB (B Shares) 4,042
77,130 Raymond James Financial, Inc 11,726
774,185 REC Ltd 2,980
86,063 (a) Reinet Investments S.C.A 2,382
7,442,814 Reliance Strategic Investments Ltd 18,630
313,889 Remgro Ltd 3,775
842,930 (a) Remitly Global, Inc 18,890
8,461 (a) Ricoh Leasing Co Ltd 320
235,269 (a),(c) Rithm Capital Corp 2,209
328,162 (a) Robinhood Markets, Inc 32,908
405,165 (a) Rocket Cos, Inc 6,381
2,993 (a) Roko AB 562
365,538 S&P Global, Inc 148,869
47,431 Samsung Securities Co Ltd 3,375
30,887 Saudi Tadawul Group Holding Co 1,088
128,132 (a) SBFC Finance Ltd 123
179,763 SBI Cards & Payment Services Ltd 1,128
360,500 SBI Holdings, Inc 5,912
3,321,663 Schroders plc 25,891
237,100 (a) SDIC Capital Co Ltd 229
44,248 SEI Investments Co 3,881
869,844 Shenwan Hongyuan Group Co Ltd 565
28,068 (a),(c) Shift4 Payments, Inc 1,365

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
2,574 Shinyoung Securities Co Ltd $ 273
895,660 Shriram Finance Ltd 9,882
1,915,900 Singapore Exchange Ltd 35,746
87,030 SLM Corp 2,258
30,107 Societe Fonciere Financiere et de Participations FFP 1,941
524,453 (a) SoFi Technologies, Inc 9,403
4,803,100 Sony Financial Holdings, Inc 4,185
182,535 SooChow Securities Co Ltd 214
15,828 Sprott, Inc 1,783
559,262 Srisawad Corp PCL 392
377,399 (a) St. James's Place plc 6,068
367,392 State Street Corp 62,310
163,550 StepStone Group, Inc 6,764
64,409 Stifel Financial Corp 4,494
123,000 StoneCo Ltd 1,333
124,920 (a) StoneX Group, Inc 14,803
42,147 (a) Sundaram Finance Ltd 2,009
63,277 (a),(c) Svolder AB 344
81,050 Swissquote Group Holding S.A. 3,802
377,500 (a),(c) SY Holdings Group Ltd 367
93,185 T Rowe Price Group, Inc 10,594
61,137 (c) Tamburi Investment Partners S.p.A. 612
416,242 Tata Investment Corp Ltd 2,937
65,299 Tel Aviv Stock Exchange Ltd 2,706
337,900 (a) Tianfeng Securities Co Ltd 168
1,092,000 TIDLOR Holdings PCL 632
13,227 Tikehau Capital S.C.A 250
428,827 TMX Group Ltd 14,039
120,829 (a) Toast, Inc 3,361
1,243,080 Tokai Tokyo Securities Co Ltd 5,808
4,698,124 TP ICAP Group plc 21,091
178,871 TPG, Inc 7,253
50,294 Tradeweb Markets, Inc 5,012
1,058,597 Turkiye Sinai Kalkinma Bankasi AS 270
2,003,256 (c) UBS Group AG 99,281
1,699,991 UBS Group AG 84,253
14,641 (a) United International Holding Co 138
184,900 UOB-Kay Hian Holdings Ltd 527
657,243 (a) Up Fintech Holding Ltd (ADR) 2,892
43,062 (a) UTI Asset Management Co Ltd 426
96,640 (c) UWM Holdings Corp 221
17,882 Van Lanschot Kempen NV 1,359
35,650 Victory Capital Holdings, Inc 2,997
16,066 (c) Vinci Partners Investments Ltd 156
34,724 Virtu Financial, Inc 2,069
1,353,108 Visa, Inc (Class A) 464,238
20,010 Vontobel Holding AG. 1,817
66,056 Voya Financial, Inc 5,980
142,571 WAG Payment Solutions plc 194
295,474 Washington H Soul Pattinson & Co Ltd 9,445
1,961,642 Waterland Financial Holdings 917
1,047,311 (a),(c) Webull Corp 6,828
17,992 Wendel 1,692
139,126 (c) Western Union Co 1,071
14,641 (a) WEX, Inc 2,066
605,383 WisdomTree, Inc 10,255
373,994 (a) Wise Group plc 4,483
85,168 Woori Investment & Securities Co Ltd 1,637
26,721 (a),(b),(c) Worldline S.A. 314
417,123 XP, Inc 6,782
147,480 (a) XPS Pensions Group plc 601
269,654 (b) XTB S.A. 7,667

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
34,360,969 (c) Yangzijiang Financial Holding Ltd $ 5,730
21,021 YD More Investments Ltd 311
1,338,000 (b) Yixin Group Ltd 214
41,655 (a) Yuanta Futures Co Ltd 130
172,985 Yulon Finance Corp 435
627,630 (a) Zenkoku Hosho Co Ltd 11,768
150,791 Zheshang Securities Co Ltd 212
265,600 Zhongtai Securities Co Ltd 209
868,533 (a),(c) Zip Co Ltd 1,965
TOTAL FINANCIAL SERVICES 7,019,697
FOOD, BEVERAGE & TOBACCO - 2.3%
132,628 (c) AAK AB 3,130
67,590 AEP Plantations plc 131
87,271 AG. Barr plc 732
221,470 Agthia Group PJSC 212
769,400 (a) Ajinomoto Co, Inc 28,052
2,237,700 (a),(c) Alfa S.A. de C.V. (Class A) 2,055
42,613 Allied Blenders & Distillers Ltd 301
282,845 Almarai Co JSC 3,424
23,056 (a) Altinkilic Gida VE Sut Sanayi Ticaret AS. 167
1,216,140 Altria Group, Inc 87,501
2,721,339 Ambev S.A. 8,587
1,545,620 (a) Anadolu Efes Biracilik Ve Malt Sanayii AS 698
27,011 Angel Yeast Co Ltd 144
1,865,379 Anheuser-Busch InBev S.A. 154,136
11,614 Anhui Gujing Distillery Co Ltd (Class A) 137
9,100 Anjoy Foods Group Co Ltd 76
326,826 (c) Arca Continental SAB de C.V. 3,917
66,595 Archer-Daniels-Midland Co 5,088
14,672 (a) Ariake Japan Co Ltd 454
17,056 (a),(c) Aryzta AG. 1,183
173,550 Associated British Foods plc 4,562
60,698 Austevoll Seafood ASA 475
32,322 Avanti Feeds Ltd 319
222,183 AVI Ltd 1,364
228,739 AWL Agri Business Ltd 445
37,954 Bakkafrost P 1,542
649,881 (a) Baladna 233
75,934 Balrampur Chini Mills Ltd 446
31,248 (c) Barry Callebaut AG. 43,210
222,442 Bega Cheese Ltd 908
650,100 Betagro PCL 406
53,080 (a) Bikaji Foods International Ltd 365
17,447 Bombay Burmah Trading Co 283
799,470 (a) BRC, Inc 887
69,407 (a) Britannia Industries Ltd 3,779
4,311,884 British American Tobacco plc 266,832
19,084 (c) Brown-Forman Corp (Class A) 522
61,995 Brown-Forman Corp (Class B) 1,652
141,900 Bumitama Agri Ltd 180
131,141 Bunge Global S.A. 13,997
318,269 C&C Group plc 397
53,100 (a) Calbee, Inc 965
84,867 (c) Campbell Soup Co 1,890
208,100 Carabao Group PCL 299
57,531 Carlsberg AS (Class B) 7,528
88,200 (a) Carlsberg Brewery Malaysia Bhd 356
48,179 CCL Products India Ltd 603
70,777 (a) Celsius Holdings, Inc 2,072
1,040,300 (a) Century Pacific Food, Inc 525
132,800 Charoen Pokphand Enterprise 474
2,375,031 Charoen Pokphand Foods PCL 1,401

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
4,014,718 Charoen Pokphand Indonesia Tbk PT $ 763
2,234,021 (b) China Feihe Ltd 800
4,860,000 China Foods Ltd 1,924
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (a),(d) China Huiyuan Juice Group Ltd   0^
1,830,227 China Mengniu Dairy Co Ltd 3,760
2,404,000 (c) China Modern Dairy Holdings Ltd 301
997,357 China Resources Beer Holdings Company Ltd 2,716
258,200 (a),(c) China Resources Beverage Holdings Co Ltd 241
989,000 (a),(b),(c) China Youran Dairy Group Ltd 350
76 Chocoladefabriken Lindt & Spruengli AG. 9,030
105,958 Cia Cervecerias Unidas S.A. 586
1,221,800 Cisarua Mountain Dairy PT TBK 305
6,201 CJ CheilJedang Corp 743
147,520 Cloetta AB 748
4,481,570 Coca-Cola Co 364,217
62,934 Coca-Cola Consolidated Inc 12,015
265,719 Coca-Cola Europacific Partners plc 26,590
331,783 (a),(c) Coca-Cola Femsa SAB de C.V. 3,508
153,028 Coca-Cola HBC AG. 9,975
68,900 (a) Coca-Cola West Japan Co Ltd 1,819
2,280,000 (a),(c) COFCO Joycome Foods Ltd 282
208,321 ConAgra Brands, Inc 2,804
61,453 Constellation Brands, Inc (Class A) 8,547
40,804 (a) Cranswick plc 2,977
145,133 Daesang Corp 1,581
649,958 Danone 53,126
165,427 (a) Darling International, Inc 9,036
352,712 Davide Campari-Milano NV 2,197
2,749,073 Diageo plc 55,367
10,370 (a) Dodla Dairy Ltd 123
465,242 Dole plc 6,383
1,424 Dongwon Industries Co Ltd 30
10,900 (a),(c) Dydo Drinco, Inc 179
882,000 Eastern Tobacco 673
25,480 Eastroc Beverage Group Co Ltd 465
292,115 Embotelladora Andina S.A. 1,454
1,638 Emmi AG. 1,783
36,315 (a),(c) Ezaki Glico Co Ltd 1,193
591,100 Farm Fresh Bhd 333
69,043 Fevertree Drinks plc 744
5,736 First Milling Co 83
1,790,000 First Pacific Co 1,098
339,900 First Resources Ltd 817
1,062,383 (a) Fomento Economico Mexicano S.A. de C.V. 13,544
1,509,783 Fomento Economico Mexicano SAB de C.V. (ADR) 193,101
183,840 (c) Food Empire Holdings Ltd 338
162,461 Foshan Haitian Flavouring & Food Co Ltd 796
96,600 Fraser & Neave Holdings Bhd 664
20,135 (a) Freshpet, Inc 1,190
34,727 (a) Fuji Oil Co Ltd 845
147,635 (c) Futuris Corp Ltd 524
230,709 General Mills, Inc 8,029
201,400 Genting Plantations BHD 259
245,776 Glanbia plc 6,873
28,701 Godfrey Phillips India Ltd 661
15,265 (a),(b) Godrej Agrovet Ltd 90
11,143,525 Golden Agri-Resources Ltd 2,326
169,572 (a) GrainCorp Ltd-A 578
492,500 (a) Great Wall Enterprise Co Ltd 859
376,712 Greencore Group plc 994
90,961 (a),(c) Gruma SAB de C.V. 1,461

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
796,841 (c) Grupo Bimbo S.A. de C.V. (Series A) $ 2,604
60,945 Guangdong Haid Group Co Ltd 401
28,045 Harim Holdings Co Ltd 177
91,814 Health & Happiness H&H International Holdings Ltd 120
73,792 Heineken Holding NV 5,619
84,400 Heineken Malaysia Bhd 403
630,515 Heineken NV 52,940
108,323 Henan Shuanghui Investment & Development Co Ltd 358
63,009 Hershey Co 11,055
996,511 Hilton Food Group plc 6,807
33,088 (a) Hindustan Foods Ltd 195
22,675 Hite Jinro Co Ltd 211
1,425,633 Hormel Foods Corp 35,384
40,462 (a) House Foods Corp 932
454,503 Imperial Tobacco Group plc 16,798
294,604 (c) Inghams Group Ltd 420
27,290 Ingredion, Inc 2,585
235,453 Inner Mongolia Yili Industrial Group Co Ltd 831
9,135,000 (a),(d) Inti Agri Resources Tbk PT   0^
1,417,406 IOI Corp BHD 1,470
424,500 I-TAIL Corp PCL 206
1,919,788 ITC Ltd 5,823
38,700 (a) Ito En Ltd 699
19,240 (a) Itoham Yonekyu Holdings, Inc 556
45,250 J&J Snack Foods Corp 3,324
44,823 J.M. Smucker Co 5,043
3,493,100 (a),(c) Japan Tobacco, Inc 128,894
9,242,100 Japfa Comfeed Indonesia Tbk PT 1,007
202,001 JBS NV 2,394
50,881 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 287
565,900 Johor Plantations Group Bhd 247
52,646 (a) Kagome Co Ltd 854
15,100 (a) Kameda Seika Co Ltd 113
70,817 Kerry Group plc (Class A) 6,496
744,884 Keurig Dr Pepper, Inc 24,380
70,197 (a) Kewpie Corp 1,884
70,900 (a) Kotobuki Spirits Co Ltd 1,088
369,285 Kraft Heinz Co 8,722
42,521 KRBL Ltd 169
58,077 KT&G Corp 6,392
298,395 (a) Kuala Lumpur Kepong BHD 1,550
513,534 (a) Kwality Wall's India Ltd 191
14,792 Kweichow Moutai Co Ltd 2,586
6,516 KWS Saat AG. 502
58,867 Lamb Weston Holdings, Inc 2,542
2,383 (a) Lassonde Industries, Inc 361
189,607 Leroy Seafood Group ASA 734
94,965 Lian HWA Food Corp 260
757,164 (a) Lien Hwa Industrial Corp 1,021
16,720 (a) Lifeway Foods, Inc 499
707 Lindt & Spruengli AG. 8,213
2,910 Lotte Chilsung Beverage Co Ltd 186
512 Lotte Wellfood Co Ltd 32
249 (c) Lotus Bakeries NV 3,303
113,162 LT Foods Ltd 440
52,923 Luzhou Laojiao Co Ltd 606
30,500 (a) M Dias Branco S.A. 103
308,854 (a),(c) Magnum Ice Cream Co NV 5,377
13,126 Manorama Industries Ltd 230
54,098 Maple Leaf Foods, Inc 1,164
336,760 (a) Marico Ltd 2,978
87,300 (a) Maruha Nichiro Corp 703

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
352,199 MBRF Global Foods Co S.A. $ 1,230
109,510 McCormick & Co, Inc 5,521
25,487 (a) Megmilk Snow Brand Co Ltd 569
173,900 (a) MEIJI Holdings Co Ltd 4,040
41,437 Mezzan Holding Co KSCC 143
348,400 Minerva S.A. 250
556 (a),(c) Mission Produce, Inc 7
11,700 (a) Mitsui Sugar Co Ltd 232
1,940 Modern Mills Co 15
71,527 Molson Coors Brewing Co (Class B) 2,787
2,006,400 (b) Monde Nissin Corp 236
4,616,322 Mondelez International, Inc 267,008
1,642,486 (a) Monster Beverage Corp 157,876
41,358 (a) Morinaga & Co Ltd 661
212,104 (a) Morinaga Milk Industry Co Ltd 1,653
267,692 Mowi ASA 4,945
23,002 MP Evans Group plc 462
97,755 Mrs Bectors Food Specialities Ltd 186
198,238 Muyuan Foods Co Ltd 1,023
116,992 (a) National Agriculture Development Co 493
386,178 (a) Nestle India Ltd 5,734
1,875,095 Nestle S.A. 192,319
7,713 Neto Malinda Trading Ltd 355
192,405 (a) New Hope Liuhe Co Ltd 178
13,521 (a),(c) NewPrinces S.p.A 240
144,284 (a) Nichirei Corp 1,932
35,197 (a) Nippon Flour Mills Co Ltd 607
58,000 (a) Nippon Meat Packers, Inc 2,117
204,759 (a) Nippon Suisan Kaisha Ltd 1,620
50,466 (a) Nisshin Oillio Group Ltd 571
140,900 (a) Nisshin Seifun Group, Inc 1,721
128,200 (a),(c) Nissin Food Products Co Ltd 2,195
355,400 (b) Nongfu Spring Co Ltd 1,804
2,103 NongShim Co Ltd 457
16,048 Orion Corp/Republic of Korea 1,372
19,727 Orion Holdings Corp 309
448,497 Orkla ASA 4,715
706,100 Osotspa PCL 372
771 Ottogi Corp 151
873,546 PepsiCo, Inc 118,278
120,042 (a) Pernod-Ricard S.A. 8,726
997 Philip Morris CR AS. 831
2,802,859 Philip Morris International, Inc 507,065
18,105 Pilgrim's Pride Corp 509
19,927 (a) Post Holdings, Inc 1,759
442,800 PPB Group BHD 1,009
467,194 Premier Foods plc 1,270
37,143 Premium Brands Holdings Corp 2,203
84,838 (a) Prima Meat Packers Ltd 1,231
804,419 Primo Brands Corp 19,660
282,700 (a) PT Gudang Garam Tbk 257
2,483,600 (a) PT Indofood Sukses Makmur Tbk 929
614,000 QL Resources Bhd 566
54,759 (a) Radico Khaitan Ltd 2,287
15,019 (a),(c) Remy Cointreau S.A. 739
146,400 RLX Technology, Inc (ADR) 278
55,395 (c) Rogers Sugar, Inc 267
37,631 Royal Unibrew A.S. 2,481
7,094 (a) S Foods, Inc 115
19,255 Sakata Seed Corp 496
41,731 Salmar ASA 1,953
2,626 Samyang Foods Co Ltd 1,912

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
124,300 (a) Sao Martinho S.A. $ 378
220,630 (a),(c) Sapporo Holdings Ltd 2,751
173,254 (c) Saputo, Inc 5,018
11,288 Saudia Dairy & Foodstuff Co 660
99,878 Savola Group 759
388,546 (b) Scandinavian Tobacco Group A.S. 3,954
8,199 Schouw & Co 731
109 Seaboard Corp 487
46,942 Shanxi Xinghuacun Fen Wine Factory Co Ltd 758
40,987 (a) Showa Sangyo Co Ltd 856
1,287,578 Sime Darby Plantation Bhd 1,888
153,173 SLC Agricola S.A. 383
196,610 Smithfield Foods, Inc 4,770
1,146,171 (b),(c) Smoore International Holdings Ltd 1,029
263,000 (a) Standard Foods Corp 243
160,000 (a),(c) Star Plus Legend Holdings Ltd 85
43,737 Strauss Group Ltd 1,686
45,349 (a) Suedzucker AG. 544
100,303 (a) Takara Holdings, Inc 1,389
352,342 Tata Consumer Products Ltd 4,010
284,846 Tate & Lyle plc 2,092
2,271,800 Thai Union Group PCL 803
399,230 Thai Vegetable Oil PCL (Foreign) 312
1,878,100 Thaifoods Group PCL 624
103,654 (a) Tiger Brands Ltd 1,875
87,716 Tilaknagar Industries Ltd 423
1,251,301 Tingyi Cayman Islands Holding Corp 1,560
63,900 (a) Toyo Suisan Kaisha Ltd 4,093
536,545 Treasury Wine Estates Ltd 1,775
80,900 Tres Tentos Agroindustrial S.A. 237
52,366 (a) Triveni Engineering & Industries Ltd 234
389,471 Tsingtao Brewery Co Ltd 2,144
24,493 (a) Tsingtao Brewery Co Ltd (Class A) 189
18,000 Ttet Union Corp 80
45,120 Turning Point Brands, Inc 3,827
119,683 Tyson Foods, Inc (Class A) 6,852
108,702 Ulker Biskuvi Sanayi AS 232
2,999,934 (a) Uni-President Enterprises Corp 7,034
715,400 United Plantations BHD 5,804
190,813 (a) United Spirits Ltd 2,729
600,790 Universal Robina Corp 609
807,740 Varun Beverages Ltd 4,343
386,540 Vina Concha y Toro S.A. 361
27,402 Viscofan S.A. 1,829
3,274 (a) Vita Coco Co, Inc 217
462,000 (a) Vitasoy International Holdings Ltd 383
2,530,694 (a) Want Want China Holdings Ltd 1,094
252,600 Weilong Delicious Global Holdings Ltd 232
235,670 Wens Foodstuffs Group Co Ltd 429
268,830 (a),(c) Westrock Coffee Co 2,180
5,546,000 (b) WH Group Ltd 5,880
1,153,200 Wilmar International Ltd 3,218
43,921 Wuliangye Yibin Co Ltd 480
169,100 (a) Yakult Honsha Co Ltd 2,844
78,900 (a) Yamazaki Baking Co Ltd 1,550
61,400 Yantai Changyu Pioneer Wine Co 66
325,000 Yihai International Holding Ltd 529
65,760 (a) Zydus Wellness Ltd 400
TOTAL FOOD, BEVERAGE & TOBACCO 3,300,184
HEALTH CARE EQUIPMENT & SERVICES - 2.2%
334,795 (a),(c) 4DMedical Ltd 1,061
3,188,990 Abbott Laboratories 289,369

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
38,820 (a) Acadia Healthcare Co, Inc $ 1,146
180,716 (c) Advanced Medical Solutions Group plc 671
85,970 (a) agilon health, Inc 9,214
109,949 Aier Eye Hospital Group Co Ltd 134
444,000 (b) AK Medical Holdings Ltd 291
65,666 Al Hammadi Holding 472
59,765 Alcon, Inc 4,030
122,200 (a) Alfresa Holdings Corp 1,639
9,661 (a) Alignment Healthcare, Inc 230
7,838 Almoosa Health Co 248
1,316,021 (a) Alphatec Holdings, Inc 11,384
1,069,652 (b) Ambea AB 16,507
128,140 Ambu A.S. 1,197
144,984 AmerisourceBergen Corp 41,028
1,056,843 (c) Amplifon S.p.A. 11,451
44,800 (b) Angelalign Technology, Inc 379
626,469 (a) Angiodynamics, Inc 8,150
101,976 Ansell Ltd 2,239
53,862 (a) Apollo Hospitals Enterprise Ltd 4,944
33,640 (a) Apollo Medical Holdings, Inc 1,561
6,820 APT Medical, Inc 183
917,320 (c) Arjo AB 2,327
43,088 (a) As One Corp 602
173,900 Asahi Intecc Co Ltd 4,077
147,270 Asker Healthcare Group AB 1,196
174,540 (b) Aster DM Healthcare Ltd 1,446
924,013 (a),(b) Attendo AB 11,697
473,191 (a) Aveanna Healthcare Holdings, Inc 4,055
84,050 (a) Axogen, Inc 3,882
1,076,200 Bangkok Chain Hospital PCL 322
2,186,171 Bangkok Dusit Medical Services PCL 1,273
23,561 BioMerieux 1,850
13,945 (a) BML, Inc 310
3,028,273 (a) Boston Scientific Corp 129,247
198,550 Bradsaude S A 553
505,845 (a) BrightSpring Health Services, Inc 35,278
1,433,723 (a) Brookdale Senior Living, Inc 23,069
116,938 Bumrungrad Hospital PCL 665
1,016,840 (a) Butterfly Network, Inc 8,562
131,912 Cardinal Health, Inc 31,337
26,592 Carl Zeiss Meditec AG. 809
338,123 (a) Centene Corp 21,704
42,707 (a) Chabiotech Co Ltd 302
152,161 Chartwell Retirement Residences 2,398
6,004 Chemed Corp 2,796
4,203,000 Chularat Hospital PCL 198
333,474 Cigna Group 91,932
14,752 Classys, Inc 447
1,846,270 (a) Clover Health Investments Corp 9,674
82,682 Coloplast A.S. 4,709
1,228,041 (b) ConvaTec Group plc 3,502
21,586 Craneware plc 386
24,100 (a) Cross Country Healthcare, Inc 318
111,940 CVS Group plc 1,740
1,376,223 CVS Health Corp 142,370
22,023 Dallah Healthcare Co 644
15,293 (a) DaVita, Inc 3,402
103,754 (a) Delcath Systems, Inc 1,306
50,915 (a) Demant A.S. 2,091
551,170 (a) DexCom, Inc 37,121
8,810 Diagnostyka S.A. 407
14,385 (c) DiaSorin S.p.A. 1,115

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
155,389 (a) Doximity, Inc $ 3,223
41,800 (a) Dr Agarwal's Health Care Ltd 212
54,308 (b) Dr Lal PathLabs Ltd 944
31,751 (a) Dr Soliman Abdel Kader Fakeeh Hospital Co 310
17,508 Dr Sulaiman Al Habib Medical Services Group Co 988
6,027 Draegerwerk AG. 568
543,923 EBOS Group Ltd 6,442
33,810 Eckert & Ziegler Strahlen- und Medizintechnik AG. 591
394,574 (a) Edwards Lifesciences Corp 35,693
20,000 (a) Eiken Chemical Co Ltd 314
30,887 El.En. S.p.A 602
274,322 (a) Elekta AB (B Shares) 1,399
654,896 Elevance Health, Inc 253,268
43,381 Encompass Health Corp 4,385
367,709 (a) Enovis Corp 7,612
3,715 Ensign Group, Inc 596
5,401 (a) Entero Healthcare Solutions Ltd 68
239,110 (a) Envista Holdings Corp 6,301
5,186 (a),(c) Equasens 204
143,124 Essilor International S.A. 26,875
170,641 (a),(c) Establishment Labs Holdings, Inc 14,643
574,050 (a) Evolent Health, Inc 3,111
55,736 (c) Extendicare, Inc 1,378
206,119 Fagron NV 5,680
593,212 Fisher & Paykel Healthcare Corp 13,178
4,629,541 Fleury S.A. 13,811
126,178 Fortis Healthcare Ltd 1,277
117,147 Fresenius Medical Care AG. 5,303
14,600 (a) Fukuda Denshi Co Ltd 1,015
37,840 (b) Galenica AG. 3,946
201,048 GE HealthCare Technologies, Inc 12,869
635,000 (b) Genertec Universal Medical Group Co Ltd 360
158,394 Getinge AB (B Shares) 3,239
92,298 (a) Glaukos Corp 12,900
66,947 Global Health Ltd 930
19,947 (a) Guardant Health, Inc 2,993
95,500 (c) Gushengtang Holdings Ltd 315
48,989 (a),(b),(c) GVS S.p.A 238
16,712 Hanmi Science Co Ltd 328
194,200 (a),(b) Hapvida Participacoes e Investimentos S.A. 384
1,346,900 Hartalega Holdings Bhd 328
122,612 HCA, Inc 47,805
20,633 (a) HealthCare Global Enterprises Ltd 137
255,125 (a) HealthEquity, Inc 23,043
447,581 (a),(c) HeartFlow, Inc 13,132
117,178 (a) Henry Schein, Inc 9,787
34,000 (a) HERON NEUTRON MEDICAL CORP 439
75,170 (a),(c) Hims & Hers Health, Inc 2,606
54,600 (a) Hinge Health, Inc 4,532
74,529 (a) HLB, Inc 2,508
445,000 Hoya Corp 71,779
21,978 Huadong Medicine Co Ltd 91
67,738 Humana, Inc 26,907
173,000 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 203
33,870 (a) ICU Medical, Inc 4,965
43,490 (a) IDEXX Laboratories, Inc 22,895
347,489 IHH Healthcare Bhd 717
42,752 (a) Inmode Ltd 625
115,418 (a) Innovage Holding Corp 1,368
133,234 (a) Inogen, Inc 859
39,453 (a) Insulet Corp 6,007
108,700 (a) Integra LifeSciences Holdings Corp 1,952

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
589,893 (a) Intuitive Surgical, Inc $ 234,589
27,157 (a) Inventurus Knowledge Solutions Ltd 482
40,975 (a) iRhythm Technologies, Inc 4,874
25,600 (a) Japan Lifeline Co Ltd 205
1,497,500 (b) Jinxin Fertility Group Ltd 377
20,000 (c) JMDC, Inc 356
10,848 Jupiter Life Line Hospitals Ltd 163
34,990 (a) Kestra Medical Technologies Ltd 890
472,663 Koninklijke Philips Electronics NV 12,854
68,038 Korian-Medica 320
1,189,600 Kossan Rubber Industries Bhd 301
2,926 (a) Kovai Medical Center and Hospital Ltd 186
1,227,700 KPJ Healthcare Bhd 979
178,930 (a),(b) Krishna Institute of Medical Sciences Ltd 1,541
46,804 Labcorp Holdings, Inc 13,105
1,118,238 Life Healthcare Group Holdings Ltd 712
948,049 (a) LifeStance Health Group, Inc 10,154
2,538,000 (a),(c) Lifetech Scientific Corp 448
170,421 (a) LivaNova plc 14,014
43,233 (a) Lunit, Inc 321
1,591,500 M3, Inc 17,739
60,663 (a) Mani, Inc 647
442,299 (a) Max Healthcare Institute Ltd 5,282
90,443 McKesson Corp 68,339
4,412 (b) Medacta Group S.A. 743
132,500 (a) Mediceo Paltac Holdings Co Ltd 2,147
119,638 Medicover AB 2,842
3,611,400 Medikaloka Hermina Tbk PT 165
171,516 (a) Medline, Inc 6,765
197,000 (b) Medlive Technology Co Ltd 172
447,154 Medtronic plc 34,981
44,084 (a) Menicon Co Ltd 451
274,425 (a) Merit Medical Systems, Inc 19,029
97,468 (b) Metropolis Healthcare Ltd 557
224,000 (a),(c) MicroPort NeuroTech Ltd 322
692,100 (a) Microport Scientific Corp 546
34,426 (a) Middle East Healthcare Co 292
87,810 (a) MiniMed Group, Inc 1,313
43,600 (a) Miraca Holdings, Inc 886
64,461 (a),(b) MLP Saglik Hizmetleri AS. 595
28,911 (a) Molina Healthcare, Inc 6,612
18,697 Mouwasat Medical Services Co 317
10,229 (a) Myomo, Inc 11
43,622 (a) Nakanishi, Inc 804
173,601 (a),(c) Nanosonics Ltd 401
44,645 (a) Narayana Hrudayalaya Ltd 931
17,144 National Medical Care Co 473
23,120 (a) Nektar Therapeutics 1,614
846,865 (a) Network Healthcare Holdings Ltd 932
58,053 (a),(c) NeuroPace, Inc 922
220,500 (a),(b),(c),(d) New Horizon Health Ltd   0^
105,854 (a) Nihon Kohden Corp 934
109,152 (a) Nipro Corp 1,059
159,379 (a),(d) NMC Health plc   0^
79,100 (a) Novocure Ltd 1,198
187,309 (a) Omada Health, Inc 4,111
405,645 (a) Omnicell, Inc 16,842
191,890 (a) Oncology Institute, Inc 1,042
543,681 (a) Option Care Health, Inc 11,401
48,284 (a) Orpea S.A. 776
96,082 (a) Orthofix Medical, Inc 878
157,972 (a) OrthoPediatrics Corp 3,022

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
80,390 (a) PACS Group, Inc $ 3,428
299,153 (a) Pediatrix Medical Group, Inc 7,578
33,885 (a) Pegavision Corp 369
358,473 (a) Pennant Group, Inc 13,246
16,002 (a),(c) Penumbra, Inc 5,053
549,599 (a) PHC Holdings Corp 3,486
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd   0^
23,620 Poly Medicure Ltd 421
262,170 (a) Privia Health Group, Inc 6,746
41,395 Pro Medicus Ltd 5,852
4,250 (a) Pro-Dex, Inc 249
172,800 (a) Progyny, Inc 4,982
37,200 (a) Pulse Biosciences, Inc 1,032
254,730 Quest Diagnostics, Inc 53,990
269,816 (a) RadNet, Inc 16,640
1,293,999 Raffles Medical Group Ltd 915
41,762 (a) Rainbow Children's Medicare Ltd 624
134,057 Ramsay Health Care Ltd 4,081
23,387 (c) RaySearch Laboratories AB 531
441,076 (b) Rede D'Or Sao Luiz S.A. 2,966
125,637 Regis Healthcare Ltd 566
57,355 Resmed, Inc 11,177
8,486 (c) Revenio Group Oyj 118
491,300 (c) Riverstone Holdings Ltd 325
1,313,972 (a) Ryman Healthcare Ltd 1,688
549 (a) Sanara Medtech, Inc 13
291,840 Saudi Chemical Co Holding 636
173,438 (a) Schrodinger, Inc 2,818
26,826 SD Biosensor, Inc 111
93,342 (a) Sectra AB 2,646
102,883 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 463
1,258,800 Shandong Weigao Group Medical Polymer Co Ltd 510
133,000 (c) Shanghai Conant Optical Co Ltd 533
274,500 (a),(c) Shanghai MicroPort MedBot Group Co Ltd 808
25,932 Shanghai Pharmaceuticals Holding Co Ltd - A 59
9,520 Shanghai United Imaging Healthcare Co Ltd 142
14,222 Shenzhen Mindray Bio-Medical Electronics Co Ltd 285
7,300 Shenzhen New Industries Biomedical Engineering Co Ltd 45
57,836 (a) Ship Healthcare Holdings, Inc 772
23,150 (a),(c) Shoulder Innovations, Inc 469
578,354 (a) SI-BONE, Inc 9,439
207,492 (b) Siemens Healthineers AG. 8,093
871,627 (c) Sienna Senior Living, Inc 13,453
47,057 (a),(c) Sight Sciences, Inc 255
3,742,418 Sigma Healthcare Ltd 7,126
262,587 Sinopharm Group Co Ltd 534
471,370 Smith & Nephew plc 6,812
157,269 (a) Solventum Corp 12,133
95,520 Sonic Healthcare Ltd 1,375
207,579 (a),(c) Sonida Senior Living, Inc 8,469
30,183 Sonova Holdings AG 7,164
222,121 (b) Spire Healthcare Group plc 633
1,145,900 Sri Trang Gloves Thailand PCL 349
42,120 (c) STERIS plc 8,869
68,136 Straumann Holding AG. 8,956
190,141 (a),(c) Strive, Inc 2,074
396,874 Stryker Corp 124,952
124,400 (a) Suzuken Co Ltd 3,791
694,300 (a) Sysmex Corp 6,246
151,479 (a) Tenet Healthcare Corp 28,339
1,350,000 (a) Terumo Corp 18,438
21,680 (b) Thyrocare Technologies Ltd 126

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
38,830 (a) Toho Pharmaceutical Co Ltd $ 934
4,061,700 Top Glove Corp Bhd 684
179,950 Uniphar plc 915
1,029,278 UnitedHealth Group, Inc 427,799
22,696 Universal Health Services, Inc (Class B) 3,375
28,295 (a) Varex Imaging Corp 295
238,606 (a) Veeva Systems, Inc 42,345
22,060 (a) Viemed Healthcare, Inc 251
38,093 Vijaya Diagnostic Centre Pvt Ltd 544
125,248 (a),(c) Vimian Group AB 377
174,279 (a) Well Health Technologies Corp 509
20,342 (a),(c) Xvivo Perfusion AB 545
14,946 (a) Yatharth Hospital & Trauma Care Services Ltd 136
523,300 (a),(b),(c) Yidu Tech, Inc 311
3,125 (a),(c) Ypsomed Holding AG. 1,410
66,434 Zimmer Biomet Holdings, Inc 5,719
122,000 (b) Zylox-Tonbridge Medical Technology Co Ltd 282
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,125,219
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
133,930 Al Majed for Oud Co 4,664
18,383 Amorepacific Corp 1,264
13,234 AMOREPACIFIC Group 187
15,238 APR Corp 3,823
55,902 Beiersdorf AG. 4,814
892,500 (b) Blue Moon Group Holdings Ltd 335
103,937 Church & Dwight Co, Inc 10,069
52,688 Clorox Co 5,029
347,727 Colgate-Palmolive Co 31,880
78,880 Colgate-Palmolive India Ltd 1,666
6,462 Cosmax, Inc 651
320,363 (a) Dabur India Ltd 1,430
2,747 D'Alba Global Co Ltd 415
6,530 (a) Earth Chemical Co Ltd 189
90,363 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 145
25,043 (a) elf Beauty, Inc 1,853
596,237 Emami Ltd 2,550
169,211 Energizer Holdings, Inc 3,628
351,890 Essity AB 9,963
139,950 Estee Lauder Cos (Class A) 11,049
259,800 (b),(c) Giant Biogene Holding Co ltd 880
4,058 (a) Gillette India Ltd 330
250,566 Godrej Consumer Products Ltd 2,677
56,000 Grape King Bio Ltd 162
394,136 Hengan International Group Co Ltd 1,094
70,424 Henkel KGaA 5,573
115,407 Henkel KGaA (Preference) 9,706
236,465 (a) Herbalife Ltd 3,110
451,058 Hindustan Lever Ltd 10,101
74,570 (a) Honasa Consumer Ltd 361
13,483 Inter Parfums S.A. 391
32,080 (c) Intercos S.p.A 475
33,398 (b) Jamieson Wellness, Inc 982
126,668 Jyothy Labs Ltd 257
5,071,681 Kenvue, Inc 96,920
541,123 Kimberly-Clark Corp 59,399
918,018 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,033
120,800 (a) Kobayashi Pharmaceutical Co Ltd 4,054
12,403 Kolmar Korea Co Ltd 804
25,100 (a),(c) Kose Corp 778
6,269 LG Household & Health Care Ltd 934
175,700 (a) Lion Corp 1,854
654,120 L'Oreal S.A. 286,738

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
15,398 (a) Milbon Co Ltd $ 252
7,900 (a) MTG Co Ltd 364
666,700 (a) Natura Cosmeticos S.A. 1,127
179,767 (a) Nature's Sunshine Products, Inc 3,919
98,600 (a) Noevir Holdings Co Ltd 2,665
29,930 (a),(c) Oddity Tech Ltd 453
2,128 Pharmanutra S.p.A 213
1,035,200 (a),(c) Pigeon Corp 13,209
60,400 (a),(c) Pola Orbis Holdings, Inc 471
2,734,757 Procter & Gamble Co 401,025
650,638 Reckitt Benckiser Group plc 42,378
226,761 Reynolds Consumer Products, Inc 6,089
133,190 (a) Rohto Pharmaceutical Co Ltd 1,954
16,379 Sarantis S.A. 277
50,500 Shanghai Chicmax Cosmetic Co Ltd 176
2,996,500 (a) Shiseido Co Ltd 48,366
1,377,483 Unilever plc 82,742
16,170 (a) WD-40 Co 3,940
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,194,837
INSURANCE - 2.2%
157,596 Admiral Group plc 7,443
2,323,380 (c) Aegon NV 19,773
15,118,189 AIA Group Ltd 138,411
57,712 (a) Al Rajhi Co for Co-operative Insurance 797
428,243 Allianz AG. 202,708
374,972 Allstate Corp 89,221
1,579,827 Alm Brand AS 3,912
284,923 (a) AMBAC Financial Group, Inc 1,778
61,800 American Financial Group, Inc 8,648
20,675 American Integrity Insurance Group, Inc 389
1,327,348 American International Group, Inc 98,927
22,390 Amerisafe, Inc 758
544,956 Anadolu Sigorta 320
343,583 Aon plc 113,963
552,732 (a) Arch Capital Group Ltd 53,648
212,242 ASR Nederland NV 16,029
1,080,402 (c) Assicurazioni Generali S.p.A. 52,673
21,366 Assurant, Inc 5,737
498,475 (a) Ategrity Specialty Holdings LLC 11,983
88,947 AUB Group Ltd 1,757
3,177,267 Aviva plc 27,394
2,130,610 AXA S.A. 106,764
761,635 Axis Capital Holdings Ltd 81,830
5,346 Ayalon Holdings Ltd 223
2,863,892 Bangkok Life Assurance PCL 2,133
206,700 Bangkok Life Assurance PCL 154
242,500 Bangkok Life Assurance PCL 181
398,446 BB Seguridade Participacoes S.A. 3,023
416,820 Beazley plc 7,113
24,318 (a) Brighthouse Financial, Inc 1,539
18,025 Brookfield Wealth Solutions Ltd 768
49,754 (a) Bupa Arabia for Cooperative Insurance Co 2,317
390,100 (a) Caixa Seguridade Participacoes S 1,489
67,167 (a) Canara HSBC Life Insurance Co Ltd 99
5,988,215 Cathay Financial Holding Co Ltd 18,571
225,000 Central Reinsurance Co Ltd 256
104,164 Chesnara plc 457
9,658,951 China Development Financial Holding Corp 8,776
898,132 (a) China Insurance International Holdings Co Ltd 2,076
4,679,790 China Life Insurance Co Ltd 16,018
90,875 (a) China Life Insurance Co Ltd (Class A) 475
264,400 China Pacific Insurance Group Co Ltd - A 1,115

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
1,649,209 China Pacific Insurance Group Co Ltd - H $ 5,672
509,161 Chubb Ltd 173,492
49,769 Clal Insurance Enterprises Holdings Ltd 3,817
413,710 CNO Financial Group, Inc 21,091
44,960 Co for Cooperative Insurance 1,761
67,948 Coface S.A. 1,170
104,560 Conduit Holdings Ltd 655
3,630,000 (a),(c),(d) Convoy Global Holdings Ltd 5
159,834 Definity Financial Corp 8,479
346,366 Discovery Ltd 5,593
27,297 Dongbu Insurance Co Ltd 2,378
54,562 Everest Re Group Ltd 19,491
136,770 (a),(c) Exzeo Group, Inc 2,307
108,159 F&G Annuities & Life, Inc 2,876
13,413 Fairfax Financial Holdings Ltd 22,062
482,808 Fidelity National Financial, Inc 22,769
5,277,965 (a) Fubon Financial Holding Co Ltd 21,561
105,400 (a),(c) FWD Group Holdings Ltd 382
158,217 Gallagher (Arthur J.) & Co 36,322
220,771 (c) Generation Development Group Ltd 548
4,888,159 (a) Genworth Financial, Inc (Class A) 46,291
85,749 Gjensidige Forsikring ASA 2,321
856,737 Globe Life, Inc 153,082
159,385 (a) Go Digit General Insurance Ltd 544
176,367 Great-West Lifeco Inc 11,238
1,619,604 Hamilton Insurance Group Ltd 54,969
100,529 Hannover Rueckversicherung AG. 27,840
981,130 Hanwha Life Insurance Co Ltd 2,904
71,924 Harel Insurance Investments & Financial Services Ltd 3,789
623,946 (b) HDFC Life Insurance Co Ltd 3,801
143,976 Helvetia Holding AG. 37,131
127,244 (a) Hippo Holdings, Inc 3,596
522,706 Hiscox Ltd 12,808
80,262 Hyundai Marine & Fire Insurance Co Ltd 1,817
63,937 iA Financial Corp, Inc 8,828
153,333 (b) ICICI Lombard General Insurance Co Ltd 2,825
231,516 (b) ICICI Prudential Life Insurance Co Ltd 1,195
5,684 IDI Insurance Co Ltd 439
1,608,503 Insurance Australia Group Ltd 8,996
125,977 Intact Financial Corp 26,000
33,053 (a) IRB-Brasil Resseguros S.A. 353
22,870 (a) Kingsway Financial Services, Inc 238
109,168 Korean Reinsurance Co 940
2,167,570 Lancashire Holdings Ltd 18,554
141,478 (a) Lemonade, Inc 9,203
46,600 (a),(c) Lifenet Insurance Co 448
871,149 (a) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 1,198
319,873 (c) Mandatum Holding Oy 2,008
1,189,618 Manulife Financial Corp 48,247
843,244 Marsh & McLennan Cos, Inc 140,544
871,718 (a) Max Financial Services Ltd 14,606
1,984,077 Medibank Pvt Ltd 6,817
15,875 Menora Mivtachim Holdings Ltd 2,383
2,560,187 Mercuries Life Insurance Co Ltd 673
113,283 Mercury General Corp 12,078
495,842 Metlife, Inc 41,953
415,109 (a) Migdal Insurance & Financial Holdings Ltd 2,308
5,174,300 (a) Mitsui Sumitomo Insurance Group Holdings, Inc 134,118
2,531,777 Momentum Metropolitan Holdings 6,272
24,395 Muenchener Rueckver AG. 13,624
438,616 (a) Neptune Insurance Holdings, Inc 13,816
78,065 New China Life Insurance Co Ltd - A 689

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
578,065 (a) New China Life insurance Co Ltd - H $ 3,407
353,615 nib holdings Ltd 1,725
542,485 NN Group NV 47,559
2,943,633 Old Mutual Ltd 2,418
608,377 (a) Oscar Health, Inc 17,351
523,759 OUTsurance Group Ltd 2,513
219,983 (a) PB Fintech Ltd 3,790
5,421,388 People's Insurance Co Group of China Ltd 3,254
343,215 People's Insurance Co Group of China Ltd (Class A) 343
970,192 Phoenix Group Holdings plc 10,725
139,692 Phoenix Holdings Ltd 7,723
4,317,556 (a) PICC Property & Casualty Co Ltd 7,923
1,314,526 Ping An Insurance Group Co of China Ltd 8,595
124,404 Ping An Insurance Group Co of China Ltd (Class A) 878
127,000 Porto Seguro S.A. 1,302
379,295 (c) Power Corp of Canada 23,647
351,369 (a) Powszechny Zaklad Ubezpieczen S.A. 6,140
39,179 Primerica, Inc 11,135
411,870 Progressive Corp 89,973
37,487 Protector Forsikring ASA 1,809
10,908,481 Prudential plc 144,887
1,081,942 QBE Insurance Group Ltd 18,821
135,100 (a),(c) Qualitas Controladora SAB de C.V. 1,354
29,944 (a) Rasan Information Technology Co 1,232
81,993 (a) Religare Enterprises Ltd 235
179,629 RenaissanceRe Holdings Ltd 56,924
47,069 (c) Ryan Specialty Holdings, Inc 1,777
55,723 (a) Saga plc 474
18,296 Samsung Fire & Marine Insurance Co Ltd 7,383
50,051 Samsung Life Insurance Co Ltd 13,180
1,109,409 Sanlam Ltd 5,976
29,691 Santam Ltd 699
54,241 (a) Saudi Reinsurance Co 373
287,487 (b) SBI Life Insurance Co Ltd 5,366
109,842 SCOR SE 3,984
75,930 Selective Insurance Group, Inc 7,366
38,037 Seoul Guarantee Insurance Co 1,023
120,000 Shinkong Insurance Co Ltd 538
180,100 (a) SiriusPoint Ltd 4,322
1,523,812 Sompo Holdings, Inc 57,890
159,099 (a) Star Health & Allied Insurance Co Ltd 990
758,710 Steadfast Group Ltd 2,669
67,985 Stewart Information Services Corp 4,488
1,128,926 Storebrand ASA 21,203
392,963 Sun Life Financial, Inc 30,852
780,136 Suncorp-Metway Ltd 10,408
1,400 Swiss Life Holding 1,539
248,500 Syarikat Takaful Malaysia Keluarga Bhd 198
7,898,600 Thai Life Insurance PCL 2,752
461,941 Tiptree, Inc 8,278
272,700 Tokio Marine Holdings, Inc 11,990
30,538 Tongyang Life Insurance Co Ltd 139
37,010 (a) Trisura Group Ltd 1,158
40,950 (a) Trupanion, Inc 1,014
894,627 (a) Tryg A.S. 20,364
3,491,960 (a) Turkiye Sigorta AS 463
219,893 Unipol Gruppo S.p.A 6,146
143,926 Uniqa Versicherungen AG. 2,904
686,410 Unum Group 61,365
1,142 Vaudoise Assurances Holding S.A. 1,111
25,608 Vienna Insurance Group AG Wiener Versicherung Gruppe 1,887
40,705 Willis Towers Watson plc 10,639

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
16,546 Wuestenrot & Wuerttembergische AG. $ 276
701,700 (a),(b) ZhongAn Online P&C Insurance Co Ltd 809
58,007 Zurich Insurance Group AG 42,904
TOTAL INSURANCE 3,178,121
MATERIALS - 4.3%
63,558 (a) 5N Plus, Inc 1,962
113,763 Aarti Industries Ltd 552
162,151 Abou Kir Fertilizers & Chemical Industries 223
98,692 (a) AbraSilver Resource Corp 996
130,867 (a) Acerinox S.A. 2,294
52,838 (a) ADEKA Corp 1,378
22,027 (a) Advanced Building Industries Co 199
86,030 (a) Advanced Petrochemical Co 544
74,820 AdvanSix, Inc 1,487
178,391 AECI Ltd 1,367
79,540 African Rainbow Minerals Ltd 866
384,148 Agnico Eagle Mines Ltd 59,593
647,800 Agnico-Eagle Mines Ltd 100,652
41,552 (a) Aica Kogyo Co Ltd 947
24,200 (a) Aichi Steel Corp 451
912,080 Air Liquide 180,616
120,597 (a) Air Products & Chemicals, Inc 35,357
126,100 Air Water, Inc 2,158
7,443 (a) Akzo Nobel India Ltd 254
126,476 (c) Akzo Nobel NV 8,601
650,731 Al Masane Al Kobra Mining Co 12,332
358,276 Alamos Gold, Inc 10,863
52,144 Albemarle Corp 7,041
736,714 (a) Alkane Resources Ltd 710
36,873 Alkyl Amines Chemicals 668
124,340 Alleima AB 1,139
76,423 (a) Allied Gold Corp 1,816
33,000 Allied Supreme Corp 225
152,265 (a) Almonty Industries, Inc 2,519
1,185,360 (a) Alpek SAB de C.V. 867
722,256 (a),(c) Alpha HPA Ltd 325
29,886 Altius Minerals Corp 1,338
34,111 (c) Altri SGPS S.A. 185
2,337,964 Aluminum Corp of China Ltd 2,245
487,887 Aluminum Corp of China Ltd (Class A) 597
4,473 Alzchem Group AG. 888
419,528 Ambuja Cements Ltd 1,873
231,454 Amcor plc 10,034
1,152 (a) American Vanguard Corp 3
188,352 (a),(c) Americas Gold & Silver Corp 891
25,196 AMG Advanced Metallurgical Group NV 945
71,032 Amrize Ltd 3,786
30,972 (a) Andean Precious Metals Corp 127
166,676 Anglo American Platinum Ltd 11,202
4,522,127 Anglo American plc 221,821
261,661 AngloGold Ashanti PLC 21,166
317,258 AngloGold Ashanti UK Ltd 25,574
748,565 Anhui Conch Cement Co Ltd 1,604
150,945 (a) Anhui Conch Cement Co Ltd (Class A) 378
325,295 Antofagasta plc 16,510
32,941 (a) APERAM S.A. 1,602
645,396 (a) Apex Investment Co PSC 586
1,096,000 Apex Mining Co, Inc 219
118,302 APL Apollo Tubes Ltd 2,239
239,312 Arabian Cement Co 1,471
2,816,820 (a) Arafura Rare Earths Ltd 481
138,232 ArcelorMittal S.A. 8,334

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
29,351 Archean Chemical Industries Ltd $ 162
58,034 (a) ARE Holdings, Inc 1,059
133,596 (a) Aris Mining Corp 1,992
39,040 Arkema 2,463
1,108,000 Asahi Kasei Corp 12,323
8,700 (a),(c) Asahi Organic Chemicals Industry Co Ltd 387
29,079 Ashapura Minechem Ltd 204
107 (c) Ashland, Inc 7
1,221,000 (a) Asia Cement Corp 1,347
12,981 (a),(d) Asia Pacific Investment Partners Limited   0^
242,846 Asian Paints Ltd 6,766
31,660 (a),(c) ASP Isotopes, Inc 197
40,871 Associated Cement Co Ltd 574
89,948 (a) Atalaya Mining plc 977
10,284 (a) Atul Ltd 703
21,105 (c) Aura Minerals, Inc 1,329
17,398 Aurubis AG. 3,606
16,251 Avery Dennison Corp 2,638
12,371,000 Avia Avian Tbk PT 216
530,495 Avient Corp 19,607
109,287 (a),(c) Avino Silver & Gold Mines Ltd 693
119,155 (a) Axalta Coating Systems Ltd 4,077
89,270 (a),(c) Aya Gold & Silver, Inc 1,691
923,621 B2Gold Corp 3,465
275,400 (a) Baiyin Nonferrous Group Co Ltd 208
136,080 Balchem Corp 22,991
659,320 Ball Corp 41,142
839,567 Baoshan Iron & Steel Co Ltd 673
11,945,738 (a) Barito Pacific Tbk PT 868
1,431,129 Barrick Mining Corp 52,624
9,291 (a) BASF India Ltd 354
1,224,290 BASF SE 65,442
1,980,869 (a) Baticim Bati Anadolu Cimento Sanayii AS 256
338,582 (a) BatiSoke Soke Cimento Sanayii TAS 274
11,343 Bayer CropScience Ltd 497
1,506,000 (c) BBMG Corp (Class H) 106
23,785 Bekaert S.A. 1,063
35,513 (a) Bellavista Resources ltd 8
1,074,275 (a) Bellevue Gold Ltd 914
6,285,358 BHP Billiton Ltd 261,929
235,304 (c) BHP Group Ltd 9,692
165,179 Billerud AB 1,067
4,000 (a),(c),(d) Bio On Spa   0^
28,588 Birla Corp Ltd 297
312,736 BlueScope Steel Ltd 6,917
40,845 Boliden AB 2,308
1,549,897 (a) Boubyan Petrochemicals Co KSCP 3,475
663,392 Bradespar S.A. 2,837
114,400 (a) Braskem S.A. 141
60,588 (a) Brazilian Rare Earths Ltd 190
185,280 Breedon Group plc 726
57,657 Buzzi Unicem S.p.A. 2,953
112,500 (a) C Uyemura & Co Ltd 19,169
41,161 (a) Canfor Corp 391
31,900 Canmax Technologies Co Ltd 441
45,797 (a) CAP S.A. 323
286,694 Capricorn Metals Ltd 2,536
593,196 (a) Capstone Copper Corp 5,450
85,783 (a) Carborundum Universal Ltd 1,069
56,800 Cascades, Inc 467
244,316 Castrol India Ltd 476
179,840 (a) Catalyst Metals Ltd 634

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
123,247 CCL Industries $ 8,036
45,266 Celanese Corp (Series A) 2,082
33,242 (c) Cementir Holding NV 553
400,404 (a) Cementos Argos S.A. 1,293
9,469,530 (c) Cemex S.A. de C.V. 11,372
1,557,600 Centerra Gold, Inc 24,700
185,884 (a) Century Aluminum Co 8,552
132,000 (a) Century Iron & Steel Industrial Co Ltd 490
45,282 Century Plyboards India Ltd 359
38,084 CF Industries Holdings, Inc 4,123
1,229,084 Chambal Fertilisers and Chemicals Ltd 6,083
295,381 (c) Champion Iron Ltd 807
984,493 Chemours Co 20,202
632,000 Cheng Loong Corp 425
113,500 Chengtun Mining Group Co Ltd 185
25,500 Chifeng Jilong Gold Mining Co Ltd 100
1,448,000 China BlueChemical Ltd 372
2,028,105 China Hongqiao Group Ltd 5,230
160,229 China Jushi Co Ltd 1,734
2,273,614 China Molybdenum Co Ltd 4,441
639,844 China Molybdenum Co Ltd (Class A) 1,670
2,243,635 China National Building Material Co Ltd 1,535
823,000 China Nonferrous Mining Corp Ltd 1,196
136,329 China Northern Rare Earth Group High-Tech Co Ltd 971
2,924,000 (a) China Petrochemical Development Corp 767
44,200 (a) China Rare Earth Resources And Technology Co Ltd 363
1,758,000 (c) China Resources Cement Holdings Ltd 231
1,067,000 (c) China Risun Group Ltd 261
118,000 (a) China Steel Chemical Corp 306
7,363,568 (a) China Steel Corp 4,365
84,200 (a) China Tungsten And Hightech Materials Co Ltd 1,195
417,000 (a) China XLX Fertiliser Ltd 486
4,462,240 (a),(c),(d) China Zhongwang Holdings Ltd 6
28,078 (a) Chugoku Marine Paints Ltd 578
712,000 (a) Chung Hung Steel Corp 387
124,100 Cia Brasileira de Aluminio 259
1,855,837 Cia de Ferro Ligas da Bahia FERBASA 2,125
102,560 Cia de Minas Buenaventura S.A. (ADR) (Series B) 3,004
336,300 (a) Cia Siderurgica Nacional S.A. 301
188,469 Cimsa Cimento Sanayi VE Ticaret AS. 191
87,300 Citic Pacific Special Steel Group Co Ltd 163
145,356 Clariant AG. 1,268
35,762 Clean Science & Technology Ltd 288
588,237 Coeur Mining, Inc 9,600
34,896 (a) Collective Mining Ltd 429
199,751 Commercial Metals Co 12,534
86,132 (a) Companhia Vale do Rio Doce 7
2,134,426 Companhia Vale do Rio Doce (ADR) 32,102
154,600 (a) Compass Minerals International, Inc 4,813
1,054,838 (a) Constellium SE 33,618
36,423 Corbion NV 839
35,708 (a) Coromandel International Ltd 757
684,871 Corteva, Inc 58,002
27,315 (c) Corticeira Amorim SGPS S.A. 199
2,459,044 CRH plc 263,118
91,492 Croda International plc 3,669
220,100 CSG Holding Co Ltd 48
249,583 (a) CVK Maden Isletmeleri Sanayi VE Ticaret AS. 208
9,018 Daelim Industrial Co 254
354,600 (a) Daicel Chemical Industries Ltd 3,012
93,955 (a) Daido Steel Co Ltd 1,613
227,821 (a) Dainippon Ink and Chemicals, Inc 6,794

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
46,399 (a) Daio Paper Corp $ 263
30,000 Daxin Materials Corp 372
59,700 Dazhong Mining Co Ltd 264
13,186 DCM Shriram Ltd 140
42,851 (a) Deepak Fertilisers & Petrochemicals Corp Ltd 706
37,117 Deepak Nitrite Ltd 607
55,849 (a) Denki Kagaku Kogyo KK 1,506
315,898 Deterra Royalties Ltd 1,032
155,003 (a) Develop Global Ltd 695
375,547 (a) Dexco S.A. 362
467,744 (a) Discovery Silver Corp 2,797
23,076 Dongjin Semichem Co Ltd 881
908,000 Dongyue Group Ltd 2,220
102,140 Dow, Inc 2,795
314,739 (a) DOWA HOLDINGS CO Ltd 17,001
154,201 DPM Metals, Inc 5,008
286,600 DRDGOLD Ltd 619
692,994 (c) DSM-Firmenich AG. 65,777
440,195 (a) DuPont de Nemours, Inc 59,708
1,276,457 Dyno Nobel Ltd 3,463
25 Eagle Materials, Inc 6
10,598 East Pipes Integrated Co for Industry 621
48,911 Eastman Chemical Co 3,276
151,759 Ecolab, Inc 42,282
65,163 (a) EID Parry India Ltd 492
161,014 Eldorado Gold Corp 5,011
278,559 Element Solutions, Inc 13,301
419,410 Elementis plc 855
109,001 (a) Elevra Lithium Ltd 724
210,259 (b) Elkem ASA 680
86,979 Elopak ASA 309
371,677 (a) Emerald Resources NL 1,426
507,168 Empresas CMPC S.A. 564
1,009 (c) EMS-Chemie Holding AG. 865
76,101 (a),(c) Ence Energia y Celulosa S.A. 199
11,710 (a) Enchem Co Ltd 210
237,212 Endeavour Mining plc 11,619
224,019 (a) Endeavour Silver Corp 1,859
122,091 EPL Ltd 290
2,242,999 (a) EQ Resources Ltd 456
2,355,384 (c) Equinox Gold Corp 22,952
6,620 (c) Eramet 340
2,103,863 Eregli Demir ve Celik Fabrikalari TAS 1,831
73,525 (a) ERO Copper Corp 1,963
582,850 Eternal Chemical Co Ltd 1,373
124,000 (a) EVERGREEN Steel Corp 367
1,755,076 Evolution Mining Ltd 14,512
36,832 Evonik Industries AG. 668
257,000 Feng Hsin Iron & Steel Co 492
7,567 (a) Fine Organic Industries Ltd 424
220,875 Finolex Industries Ltd 409
1,286,478 (a),(c),(d) Firefinch Ltd 9
455,043 (a) FireFly Metals Ltd 560
341,971 First Majestic Silver Corp 5,806
590,176 (a) First Quantum Minerals Ltd 16,121
266,014 (a),(c) Flotek Industries, Inc 6,257
32,672 Foosung Co Ltd 428
2,132,139 Formosa Chemicals & Fibre Corp 3,670
2,342,019 Formosa Plastics Corp 4,017
1,407,905 Fortescue Metals Group Ltd 18,740
1,712,756 (a) Fortuna Silver Mines, Inc 14,480
28,620 (a) FP Corp 457

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
164,489 Franco-Nevada Corp $ 34,322
3,565,327 Freeport-McMoRan, Inc (Class B) 224,223
31,769 Fresnillo plc 1,157
49,179 FUCHS SE 2,149
876,000 Fufeng Group Ltd 530
30,877 (a) Fuji Seal International, Inc 541
35,325 (a) Fujimi, Inc 1,008
43,720 (a) Fujimori Kogyo Co Ltd 374
40,400 (a) Fuso Chemical Co Ltd 1,136
117,657 (a) G Mining Ventures Corp 3,445
122,711 (a) G2 Goldfields, Inc 814
11,151 Galaxy Surfactants Ltd 231
299,200 (b) Ganfeng Lithium Group Co Ltd 1,931
57,880 Ganfeng Lithium Group Co Ltd 561
5,606 Garware Hi-Tech Films Ltd 396
127,000 (c) GCC SAB de C.V. 1,518
740,563 (a) Genesis Minerals Ltd 2,721
795,580 Gerdau S.A. (Preference) 3,202
6,460 Givaudan S.A. 27,324
29,754,997 Glencore plc 202,882
579,000 (a),(c) Global New Material International Holdings Ltd 501
369,000 Gloria Material Technology Corp 368
157,162 (a) Godawari Power and Ispat Ltd 425
291,814 (a) GoGold Resources, Inc 654
561,962 Gold Fields Ltd 18,862
665,000 Goldsun Development & Construction Co Ltd 697
77,561 (a) Granges AB 1,374
64,757 Graphic Packaging Holding Co 684
176,601 Grasim Industries Ltd 5,789
23,172 (a) Gravita India Ltd 400
605,755 (a),(d) Great Basin Gold Ltd 4
358,247 (a) Greatland Resources Ltd 2,871
30,707 (a) Grupa Azoty S.A. 157
7,469 (a) Grupa Kety S.A. 2,397
210,313 (a) Grupo Argos S.A. 1,089
1,833,838 Grupo Mexico S.A. de C.V. (Series B) 20,789
116,400 (a) Guangdong HEC Technology Holding Co Ltd 580
80,524 Guangzhou Tinci Materials Technology Co Ltd 613
57,705 (a) Gubre Fabrikalari TAS 549
21,772 Gujarat Fluorochemicals Ltd 913
65,223 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 375
152,884 Gujarat State Fertilizers & Chemicals Ltd 262
46,900 Guocheng Mining Co Ltd 238
25,192 Han Kuk Carbon Co Ltd 438
15,363 Hanil Cement Co Ltd 136
496,000 (a),(c) Hanking Gold International Ltd 143
6,201 Hansol Chemical Co Ltd 1,179
75,342 Hanwha Chemical Corp 1,664
360,723 Harmony Gold Mining Co Ltd 5,519
31,747 Hecla Mining Co 490
836,232 HeidelbergCement AG. 159,528
2,810,871 (a) Hektas Ticaret TAS 199
81,000 Henan Shenhuo Coal & Power Co Ltd 255
227,069 Hengli Petrochemical Co Ltd 595
192,289 Hexpol AB 1,434
1,138,014 Hextar Global Bhd 216
87,948 (a) Highlander Silver Corp 413
56,774 Hill & Smith Holdings plc 2,067
121,598 Himadri Speciality Chemical Ltd 874
824,922 (a) Hindalco Industries Ltd 8,379
215,472 Hindustan Copper Ltd 1,147
236,513 Hochschild Mining plc 1,453

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
59,729 (a) Hokuetsu Paper Mills Ltd $ 324
320,239 Holcim Ltd 28,874
37,388 Holmen AB 1,175
14,427 Honam Petrochemical Corp 602
33,700 (a) Hoshine Silicon Industry Co Ltd 241
700,000 Huabao International Holdings Ltd 270
167,000 Huafon Chemical Co Ltd 234
20,200 Hubei Feilihua Quartz Glass Co Ltd 401
314,823 (c) HudBay Minerals, Inc 7,434
67,319 (a) Huhtamaki Oyj 2,023
247,011 Hunan Valin Steel Co Ltd 127
1,566 Hyosung Advanced Materials Corp 164
18,966 Hyosung TNC Corp 3,370
66,251 Hyundai Steel Co 1,217
533,933 (a),(c) i-80 Gold Corp 776
410,439 (a) Iamgold Corp 6,514
319,111 (b) Ibstock plc 389
94,300 (a) Idaho Strategic Resources, Inc 3,088
322,120 Iluka Resources Ltd 1,586
407,832 Imdex Ltd 1,162
25,500 Imerys S.A. 615
560,244 Impala Platinum Holdings Ltd 5,886
43,446 (a) Imperial Metals Corp 190
1,020,300 (a) Indah Kiat Pulp & Paper Tbk PT 407
482,839 Independence Group NL 2,485
58,819 (a) India Cements Ltd 235
17,984 India Glycols Ltd 188
1,089,000 Indorama Ventures PCL 724
118,921 Industrias Penoles S.A. de C.V. 5,197
1,873,018 Inner Mongolia BaoTou Steel Union Co Ltd 618
366,388 (a) Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 241
67,400 Inner Mongolia Xingye Silver&Tin Mining Co Ltd 334
282,945 Innospec, Inc 23,029
180,216 International Flavors & Fragrances, Inc 14,277
155,781 International Paper Co 5,935
199,497 (a),(c) IperionX Ltd 570
11,000 (a),(c) Ise Chemicals Corp 304
114,002 Israel Chemicals Ltd 572
2,657 Israel Corp Ltd 679
14,260 (a) ISU Specialty Chemical 667
668,637 (a) Ivanhoe Mines Ltd 5,238
38,852 (a) Jain Resource Recycling Ltd 143
14,439 (a),(c) James Hardie Industries plc 378
34,353 (a) Jastrzebska Spolka Weglowa S.A. 228
12,500 (a) JCU Corp 596
82,700 JFE Holdings, Inc 798
253,800 Jiangsu Eastern Shenghong Co Ltd 429
650,115 Jiangxi Copper Co Ltd 2,595
83,509 Jiangxi Copper Co Ltd (Class A) 539
67,200 (a),(c) Jiaxin International Resources Investment Ltd 493
430,270 Jinan Acetate Chemical Co Ltd 645
128,199 Jindal Saw Ltd 355
211,381 Jindal Stainless Ltd 1,549
231,496 Jindal Steel & Power Ltd 2,596
138,900 Jinduicheng Molybdenum Co Ltd 579
147,800 Jinshan Gold Mines, Inc 2,337
28,600 (a) JK Cement Ltd 1,647
45,172 (a) JK Lakshmi Cement Ltd 289
60,349 JK Paper Ltd 224
120,025 Johnson Matthey plc 3,014
391,801 (a) JSW Steel Ltd 5,082
60,729 (a) Jubilant Ingrevia Ltd 390

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
120,801 K&S AG. $ 1,822
179,584 (a) K92 Mining, Inc 2,819
45,500 Kaiser Aluminum Corp 8,901
28,515 (a) Kaneka Corp 1,005
190,312 Kansai Nerolac Paints Ltd 411
107,000 (a) Kansai Paint Co Ltd 1,751
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 605
3,191 KCC Corp 1,019
77,900 (a),(c) Kemira Oyj 1,462
3,507,215 Keppel Infrastructure Trust 1,450
87,296 KGHM Polska Miedz S.A. 7,715
292,300 (a),(c) KH Neochem Co Ltd 5,372
32,900 Kingfa Sci & Tech Co Ltd 75
151,331 Kingsgate Consolidated Ltd 527
1,023,810 Kinross Gold Corp 24,241
19,203 Kirloskar Ferrous Industries Ltd 94
61,202 Kirloskar Oil Engines Ltd 1,532
483,466 Klabin S.A. 1,568
2 Klabin S.A. (Preference)   0^
35,943 Kloeckner & Co AG. 509
162,464 (a) Knife River Corp 13,590
267,900 (a) Kobe Steel Ltd 3,107
13,947 Kolon Industries, Inc 550
25,916 (a) Konishi Co Ltd 237
710,593 Koza Altin Isletmeleri AS 713
110,771 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 265
72,500 Kronos Worldwide, Inc 459
36,510 (a),(d) Kum Yang Co Ltd   0^
10,868 Kumho Petrochemical Co Ltd 801
49,548 (a) Kumiai Chemical Industry Co Ltd 219
189,000 (a),(c) Kuraray Co Ltd 1,951
19,500 (a) KUREHA CORP 465
10,716 (a) Kyoei Steel Ltd 115
46,173 (c) Labrador Iron Ore Royalty Corp 908
309,500 Lafarge Malayan Cement BHD 486
22,568 Lake Materials Co Ltd 214
61,672 Lanxess AG. 1,070
93,054 LB Group Co Ltd 227
1,196,000 Lee & Man Paper Manufacturing Ltd 438
15,343 (a) Lenzing AG. 426
28,570 LG Chem Ltd 5,237
1,336,457 Linde plc 693,541
869,531 (a) Lindian Resources Ltd 566
437,400 (c) Lingbao Gold Co Ltd 695
28,500 (a) Lintec Corp 1,257
1,950,845 (a) Liontown Resources Ltd 2,300
225,466 (a),(c) Lithium Americas Corp 868
80,936 LOTTE Fine Chemical Co Ltd 2,314
84,209 Lundin Gold, Inc 4,543
610,816 Lundin Mining Corp 14,884
43,122 (a) LunR Royalties Corp 575
87,800 (c) Lygend Resources & Technology Co Ltd 165
782,782 (a) Lynas Corp Ltd 9,822
37,003 LyondellBasell Industries NV 1,948
1,166,000 Maanshan Iron & Steel Co Ltd 249
14,324,831 Macmahon Holdings Ltd 9,504
33,766 Maeda Kosen Co Ltd 367
449,860 Maharashtra Seamless Ltd 2,844
50,257 (a) Major Drilling Group International 534
23,580 Martin Marietta Materials, Inc 13,599
134,700 (a) Maruichi Steel Tube Ltd 1,564
68,150 Materion Corp 20,267

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
2,925 Mayr-Melnhof Karton AG. $ 254
9,100 (a) MEC Co Ltd 620
6,804,600 (a) Merdeka Copper Gold Tbk PT 931
3,250,685 Mesaieed Petrochemical Holding Co 1,037
501,748 (a) Metals X Ltd 464
2,375,627 Metalurgica Gerdau S.A. 4,238
41,414 Methanex Corp 1,913
125,348 Mineral Resources Ltd 5,428
1,321,042 (a) Minerals 260 Ltd 673
56,110 Minerals Technologies, Inc 4,150
355,236 (a) Mineros S.A. 1,644
27,572 (b) Mishra Dhatu Nigam Ltd 122
16,700 (a) Mitani Sekisan Co Ltd 158
176,100 Mitsubishi Chemical Holdings Corp 1,236
111,300 (a) Mitsubishi Gas Chemical Co, Inc 3,521
888,500 (a) Mitsubishi Materials Corp 23,858
256,800 (a) Mitsui Chemicals, Inc 3,404
59,700 Mitsui Mining & Smelting Co Ltd 15,975
2,640,000 (a) MMG Ltd 2,368
1,267,577 MOIL Ltd 3,731
310,876 (a) Mondi plc 2,822
178,991 (a) Montage Gold Corp 2,036
257,996 Mosaic Co 5,467
132,224 (a),(c) MP Materials Corp 7,406
93,889 (c) M-real Oyj (B Shares) 292
36,000 Nan Pao Resins Chemical Co Ltd 391
2,987,887 (a) Nan Ya Plastics Corp 15,905
3,119,231 National Aluminium Co Ltd 11,238
221,707 (a) National Industrialization Co 533
60,409 National Industries Co KSC 55
24,309 Navin Fluorine International Ltd 1,977
60,827 (a) New Pacific Metals Corp 246
2,712 NewMarket Corp 2,146
833,934 Newmont Goldcorp Corp 77,889
102,239 (a) NGEx Minerals Ltd 1,830
12,464,862 Nickel Industries Ltd 8,260
54,381 (a) Nihon Parkerizing Co Ltd 570
1,368,000 (a) Nine Dragons Paper Holdings Ltd 1,194
281,806 Ningxia Baofeng Energy Group Co Ltd 844
559,166 (a) Nippon Kayaku Co Ltd 6,890
294,603 (a) Nippon Light Metal Holdings Co Ltd 4,983
452,400 Nippon Mining Holdings, Inc 12,486
136,200 (a),(c) Nippon Paint Co Ltd 888
77,980 (a) Nippon Paper Industries Co Ltd 614
11,400 (c) Nippon Pillar Packing Co Ltd 768
79,312 (a) Nippon Shokubai Co Ltd 1,022
30,368 (a) Nippon Soda Co Ltd 664
695,100 (a) Nippon Steel Corp 2,303
87,900 (a) Nissan Chemical Industries Ltd 4,624
35,970 (a) Nittetsu Mining Co Ltd 516
97,600 Nitto Denko Corp 1,920
2,038,489 NMDC Ltd 1,837
623,733 (a) NMDC Steel Ltd 283
1,033,146 (a) NOF Corp 16,875
1,164,507 Norsk Hydro ASA 10,537
225,161 Northam Platinum Holdings Ltd 3,253
338,240 (a),(c) Northern Dynasty Minerals 646
1,384,430 Northern Star Resources Ltd 18,329
190,900 (a) Novagold Resources, Inc 1,140
225,612 (a) Novagold Resources, Inc 1,349
424,670 Novozymes A.S. 26,805
164,651 Nucor Corp 36,676

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
224,442 (a) Nufarm Ltd $ 422
37,940 Nuh Cimento Sanayi AS. 180
410,819 Nutrien Ltd 25,882
109,674 (a) Nuvoco Vistas Corp Ltd 352
163,504 OceanaGold Corp 4,098
9,727 OCI Co Ltd 1,355
75,534 (c) OCI NV 348
528,100 (a) OJI Paper Co Ltd 2,594
7,200 (a) Okamoto Industries, Inc 234
179,202 Olin Corp 3,552
125,954 (a) Omnia Holdings Ltd 861
176,220 OR Royalties, Inc 5,580
935,956 (a) Ora Banda Mining Ltd 697
639,800 (a) Orbia Advance Corp SAB de C.V. 826
342,360 (a),(c) Orezone Gold Corp 546
337,611 Orica Ltd 5,537
226,059 Orla Mining Ltd 2,211
979,625 Orora Ltd 939
49,700 (a) Osaka Soda Co Ltd 582
370,656 (a) Osisko Metals, Inc 468
257,173 (a) Outokumpu Oyj 1,481
863,601 Oyak Cimento Fabrikalari AS 380
60,809 Packaging Corp of America 14,490
1,522,670 Pan African Resources plc 1,930
359,969 Pan American Silver Corp (Toronto) 16,137
249,472 (a) Pantoro Gold Ltd 406
343,918 (b) Paradeep Phosphates Ltd 495
94,469 PCBL Ltd 321
7,146,111 Perenti Ltd 11,215
5,343,805 Perseus Mining Ltd 18,056
979,003 (a) Petkim Petrokimya Holding 400
1,517,115 Petronas Chemicals Group Bhd 1,501
2,195,100 Petrosea Tbk PT 461
47,785 PI Industries Ltd 1,291
193,263 Pidilite Industries Ltd 3,257
2,263,210 (a) Pilbara Minerals Ltd 7,931
12,773 Poongsan Corp 533
138,360 (c) Portucel Empresa Produtora de Pasta e Papel S.A. 510
44,779 POSCO 9,251
141,420 PPG Industries, Inc 17,153
2,308,247 (a) Predictive Discovery Ltd 1,095
2,305,668 Press Metal Aluminium Holdings Bhd 4,352
2,798 (a) Privi Speciality Chemicals Ltd 109
984,500 PT Indocement Tunggal Prakarsa Tbk 230
2,808,900 PT Semen Gresik Persero Tbk 223
1,724,100 PT Vale Indonesia Tbk 402
4,000 (a) PTC Industries Ltd 726
1,486,500 PTT Global Chemical PCL 1,499
40,284 Qassim Cement Co 481
2,214,542 Qatar Aluminum Manufacturing Co 1,005
203,900 (a) Qinghai Salt Lake Industry Co Ltd 913
69,861 Rallis India Ltd 164
87,191 (a) Ramco Cements Ltd 857
1,383,896 Ramelius Resources Ltd 2,848
54,395 Ramkrishna Forgings Ltd 325
57,343 (a) Ranpak Holdings Corp 419
42,885 Rashtriya Chemicals & Fertilizers Ltd 59
23,009 (a) Ratnamani Metals & Tubes Ltd 611
519,701 Regis Resources Ltd 2,202
119,452 Reliance Steel & Aluminum Co 44,627
143,383 (a) Rengo Co Ltd 1,255
19,569,052 (a) Resolute Mining Ltd 13,032

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
50,762 Rhi Magnesita India Ltd $ 197
13,206 RHI Magnesita NV 480
321,238 Rio Tinto Ltd 38,651
447,757 (a) Rio Tinto plc 42,360
296,047 (a) Rio2 Ltd 555
480,842 Riyadh Cement Co 2,935
582 Robertet S.A. 536
374,024 Rongsheng Petrochemical Co Ltd 593
176,745 Royal Gold, Inc 35,280
77,998 RPM International, Inc 8,669
96,420 Ryerson Holding Corp 2,373
146,078 SABIC Agri-Nutrients Co 4,812
227,513 Sahara International Petrochemical Co 867
24,500 (a) Sakata INX Corp 359
17,887 Salzgitter AG. 926
344,189 (a) Sandfire Resources Ltd 4,625
85,398 Sandur Manganese & Iron Ores Ltd 183
88,511 (a) Sanyo Chemical Industries Ltd 2,676
418,546 (a),(c) Sappi Ltd 238
45,101 Sarda Energy & Minerals Ltd 237
8,533,139 (a) Sasa Polyester Sanayi AS 449
361,623 Sasol Ltd 3,572
134,520 Satellite Chemical Co Ltd 466
732,343 (a) Saudi Arabian Mining Co 11,581
560,681 Saudi Basic Industries Corp 7,691
51,590 Saudi Cement Co 416
220,241 Saudi Industrial Investment Group 781
550,046 (a) Saudi Kayan Petrochemical Co 761
11,216 Saudi Paper Manufacturing Co 168
17,510 Saudi Steel Pipe Co 235
726,100 SCG Packaging PCL 626
426,874 Schweitzer-Mauduit International, Inc 3,231
577,500 Scientex BHD 529
18,370 Scotts Miracle-Gro Co (Class A) 1,251
59,493 (a) Seabridge Gold, Inc 1,535
8,831 SeAH Besteel Holdings Corp 201
8,218,300 (a),(d) Sekawan Intipratama Tbk PT   0^
11,148 Semapa-Sociedade de Investimento e Gestao 259
142,348 Shandong Gold Mining Co Ltd - A 491
585,755 (b) Shandong Gold Mining Co Ltd - H 1,261
114,900 Shandong Hongqiao Aluminum Industry Holding Co Ltd 252
75,907 Shandong Hualu Hengsheng Chemical Co Ltd 268
479,566 Shandong Nanshan Aluminum Co Ltd 284
79,511 (a) Shandong Sun Paper Industry JSC Ltd 147
344,170 Shanghai Chlor-Alkali Chemical Co Ltd 231
71,177 Shanghai Putailai New Energy Technology Co Ltd 305
99,754 Sherwin-Williams Co 34,347
37,000 (a) Shikoku Kasei Holdings Corp 813
5,800 Shinagawa Refractories Co Ltd 69
683,500 (a) Shin-Etsu Chemical Co Ltd 29,793
29,903 Shin-Etsu Polymer Co Ltd 446
900,000 Shinkong Synthetic Fibers Corp 742
97,200 Shiny Chemical Industrial Co Ltd 523
23,584,000 (a) Shougang Fushan Resources Group Ltd 6,495
126,500 (a) Showa Denko KK 14,072
5,599 Shree Cement Ltd 1,495
485,983 Siam Cement PCL 3,585
10,600 Siam City Cement PCL 47
11,901,353 Sibanye Stillwater Ltd 25,287
1,744,635 Sibanye Stillwater Ltd (ADR) 14,812
203,253 SIG Group AG. 3,401
44,859 (a),(c) Sigma Lithium Corp 567

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
719,662 (a) SigmaRoc plc $ 1,221
65,428 Sika AG. 13,492
162,896 Silvercorp Metals, Inc 1,649
464,422 Sims Ltd 8,901
1,490,000 Sinofert Holdings Ltd 244
65,600 Sinoma Science & Technology Co Ltd 876
26,300 Sinomine Resource Group Co Ltd 230
179,000 Sinon Corp 221
8,054 SK Chemicals Co Ltd 207
19,110 SKC Co Ltd 1,339
55,628 (a) Skeena Resources Ltd 1,483
10,776,688 Smurfit WestRock plc 498,530
87,051 (a) Snowline Gold Corp 787
88,709 Sociedad Quimica y Minera de Chile S.A. (Class B) 6,586
25,429 SOL S.p.A. 1,691
348,000 (a) Solar Applied Materials Technology Corp 1,609
14,526 (a) Solar Industries India Ltd 2,873
64,050 (a) Solaris Resources, Inc 539
66,884 Solstice Advanced Materials, Inc 5,926
55,802 (c) Solvay S.A. 1,677
2,946 Soulbrain Co Ltd 703
3,876,948 South32 Ltd 10,527
104,579 Southern Copper Corp 18,224
143,206 (a) Southern Cross Gold Consolidated Ltd 887
56,825 Southern Province Cement Co 291
88,460 SRF Ltd 2,564
163,473 Ssab Svenskt Stal AB (Series A) 1,516
767,574 (c) Ssab Svenskt Stal AB (Series B) 7,098
151,290 (a) SSR Mining, Inc 4,278
414,880 (a) SSR Mining, Inc 11,733
208,061 Stanmore Resources Ltd 337
28,639 Star Cement Ltd 63
193,944 (c) Steel Dynamics, Inc 44,502
34,756 Stella-Jones, Inc 1,921
14,600 Stepan Co 813
1,513 STO AG. 158
83,697 (a),(c) Stora Enso Oyj (R Shares) 893
17,420 Sudarshan Chemical Industries Ltd 162
48,324 (a) Sumitomo Bakelite Co Ltd 2,245
1,050,200 (a) Sumitomo Chemical Co Ltd 3,351
94,336 (a) Sumitomo Chemical India Ltd 420
199,000 Sumitomo Metal Mining Co Ltd 9,230
461,521 (a) Sumitomo Osaka Cement Co Ltd 17,382
61,242 (a) Sunrise Energy Metals Ltd 739
64,386 (a) Supreme Petrochem Ltd 486
4,993,000 Surya Esa Perkasa Tbk PT 144
371,217 Suzano SA 2,858
355,590 (c) Svenska Cellulosa AB (B Shares) 3,637
51,510 (c) Syensqo S.A. 3,808
76,916 Symrise AG. 7,715
19,000 (a) T Hasegawa Co Ltd 374
1,422,166 (a) TA Chen Stainless Pipe 1,810
79,100 (a) Taiheiyo Cement Corp 1,950
3,935,145 (a) Taiwan Cement Corp 2,985
490,000 Taiwan Fertilizer Co Ltd 730
223,514 (a) Taiwan Hon Chuan Enterprise Co Ltd 905
54,000 (a) Taiwan Speciality Chemicals Corp 467
577,000 Taiyo Ink Manufacturing Co Ltd 17,711
24,900 (a) Taiyo Nippon Sanso Corp 924
31,075 (a) Takasago International Corp 215
69,792 (a) Talon Metals Corp 278
84,940 Tata Chemicals Ltd 643

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
4,743,063 Tata Steel Ltd $ 9,440
390,447 Teck Cominco Ltd (Class B) 23,255
345,689 (a) Teijin Ltd 3,482
16,397 (c) Tessenderlo Chemie NV 363
360,475 ThyssenKrupp AG. 4,293
976,000 Tiangong International Co Ltd 444
55,800 Tianqi Lithium Corp 506
183,600 Tianshan Aluminum Group Co Ltd 292
131,554 Time Technoplast Ltd 251
525,000 Tipco Asphalt PCL 214
25,685 (a) Titan Cement International S.A. 1,527
53,503 (a),(c) Toagosei Co Ltd 576
138,729 (a) Tokai Carbon Co Ltd 1,476
44,141 (a) Tokuyama Corp 1,341
65,242 (a) Tokyo Ohka Kogyo Co Ltd 4,635
30,304 (a) Tokyo Steel Manufacturing Co Ltd 315
564,000 Ton Yi Industrial Corp 269
1,402,000 Tongguan Gold Group Ltd 330
483,500 Tongling Nonferrous Metals Group Co Ltd 458
199,300 (a) Toray Industries, Inc 1,396
469,388 Torex Gold Resources, Inc 18,683
196,800 (a) Tosoh Corp 3,574
22,800 (a) Toyo Ink Manufacturing Co Ltd 610
73,100 (a) Toyo Seikan Kaisha Ltd 1,846
44,748 (a) Toyobo Co Ltd 445
82,530 (a) Tredegar Corp 657
266,620 (a) Trekor Metals Ltd 1,839
88,300 Trimas Corp 3,976
604,634 (c) Triple Flag Precious Metals Corp 18,114
319,000 Tung Ho Steel Enterprise Corp 677
39,102 Turpaz Industries Ltd 845
1,293,872 (a) UACJ Corp 20,582
64,026 (a),(c) UBE Industries Ltd 1,262
66,611 Ultra Tech Cement Ltd 7,930
160,431 Umicore S.A. 3,722
42,086 Uniao de Industrias Petroquimicas S.A. 485
343,546 Universal Cement Corp 290
320,503 UPL Ltd 1,937
75,838 (a) UPM-Kymmene Oyj 2,010
138,620 (a),(c) USA Rare Earth, Inc 2,991
129,890 Usha Martin Ltd 683
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 631
7,980,683 Vale S.A. 120,399
30,403 (a) Valor Gold Corp 79
9,391 Valterra Platinum Ltd 633
1,247,249 Vault Minerals Ltd 3,656
3,999,562 (a) Vedanta Aluminium Metal Ltd 18,949
3,999,562 (a) Vedanta Iron and Steel Ltd 1,490
875,653 Vedanta Ltd 2,607
17,565 (a),(c) Versamet Royalties Corp 216
11,215 (c) Vetropack Holding AG. 250
10,912 Vicat S.A. 792
60,012 Victrex plc 458
17,025 (a) Vidrala S.A. 1,633
20,806 Vinati Organics Ltd 294
30,525 Viohalco S.A. 670
263,339 (a),(c) Vizsla Silver Corp 865
77,565 (a) Voestalpine AG. 3,623
2,616,054 (a) Volcan Cia Minera S.A. 651
252,958 (a) Vulcan Energy Resources Ltd 537
64,830 Vulcan Materials Co 19,125
67,256 Vulcan Steel Ltd 237

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
38,846 (a) WA1 Resources Ltd $ 309
13,107 Wacker Chemie AG. 1,362
115,596 Wanhua Chemical Group Co Ltd 1,169
63,753 Welspun Corp Ltd 1,026
374,979 (a) Wesdome Gold Mines Ltd 6,438
1,582,160 (a) West African Resources Ltd 2,973
1,702,000 (c) West China Cement Ltd 301
37,934 West Fraser Timber Co Ltd 2,568
39,500 Western Mining Co Ltd 159
28,028 Western Superconducting Technologies Co Ltd 261
5,852,580 Westgold Resources Ltd 19,416
67,077 Westlake Chemical Corp 4,897
387,419 Wheaton Precious Metals Corp 43,581
76,791 Wienerberger AG. 1,984
21,295 (a) Winpak Ltd 652
101,029 Worthington Steel, Inc 3,393
56,415 Xiamen Tungsten Co Ltd 713
550,000 Xinjiang Xinxin Mining Industry Co Ltd 98
80,971 Yamama Cement Co 544
25,005 (a) Yamato Kogyo Co Ltd 1,879
52,086 Yanbu Cement Co 217
178,864 Yanbu National Petrochemical Co 1,400
23,793 Yara International ASA 1,046
702,913 (a) Yieh Phui Enterprise Co Ltd 299
101,223 Yintai Gold Co Ltd 255
1,115,975 (a),(c) Yodogawa Steel Works Ltd 8,864
733,000 (a) Yuen Foong Yu Paper Manufacturing Co Ltd 627
126,800 Yunnan Aluminium Co Ltd 417
35,500 Yunnan Energy New Material Co Ltd 352
61,400 Yunnan Tin Co Ltd 390
65,100 Yunnan Yuntianhua Co Ltd 292
60,000 Zangge Mining Co Ltd 618
96,716 (a) Zeon Corp 1,414
1,027,500 Zhaojin Mining Industry Co Ltd 2,173
108,936 Zhejiang Juhua Co Ltd 855
140,900 (a) Zhejiang Longsheng Group Co Ltd 252
26,399 Zhejiang NHU Co Ltd 111
175,800 Zhongjin Gold Corp Ltd 475
9,602 (c) Zignago Vetro S.p.A. 79
216,600 Zijin Gold International Co Ltd 2,475
7,555,232 Zijin Mining Group Co Ltd 26,715
769,797 Zijin Mining Group Co Ltd (Class A) 2,891
TOTAL MATERIALS 6,206,197
MEDIA & ENTERTAINMENT - 5.6%
92,523 37 Interactive Entertainment Network Technology Group Co Ltd 259
19,782 4imprint Group plc 966
47,589 (a) Affle India Ltd 715
9,160,000 (a),(c) Alibaba Pictures Group Ltd 535
6,092,708 Alphabet, Inc 2,152,736
7,286,849 Alphabet, Inc (Class A) 2,604,101
4,213,160 (a) AMC Entertainment Holdings, Inc 8,005
22,900 (a) Anycolor, Inc 317
13,704 (a) Arabian Contracting Services Co 329
91,510 (a) Arnoldo Mondadori Editore S.p.A. 211
36,718 (a) Atlanta Braves Holdings, Inc 1,906
67,023 (c) Atresmedia Corp de Medios de Comunicacion S.A. 366
558,977 (a),(b) Auto Trader Group plc 3,701
41,000 (a),(c) Autohome, Inc (ADR) 780
9,593,068 (a) Baidu, Inc 136,951
300,874 Baltic Classifieds Group plc 751
136,200 Beijing Enlight Media Co Ltd 223
2,021,748 (a) Bilibili, Inc 34,405

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
135,100 Bluefocus Intelligent Communications Group Co Ltd $ 277
469,681 Canal& S.A. 1,526
216,960 (a) Cargurus, Inc 7,396
259,288 carsales.com Ltd 4,629
40,283 (a) CD Projekt S.A. 2,405
90,951 (a) Charter Communications, Inc 12,934
46,088 Cheil Worldwide, Inc 544
161,865 (a),(d) Chennai Super Kings Cricket Ltd 12
250,400 (a),(b) China Literature Ltd 608
7,080,000 (a),(c) China Ruyi Holdings Ltd 1,348
80,018 (a) CJ CGV Co Ltd 226
4,269 (a) CJ ENM Co Ltd 88
50,200 (a),(b) Cloud Music, Inc 661
11,137 Cogeco Communications, Inc 498
22,900 (a),(c) Cover Corp 194
34,600 CTS Eventim AG. 2,021
2,732 CuriosityStream, Inc 7
293,300 (a) CyberAgent, Inc 2,473
185,241 (a) Cyfrowy Polsat S.A. 746
43,562 (a) Daiichikosho Co Ltd 459
5,935 Dear U Co Ltd 82
42,811 (a),(c) Dena Co Ltd 647
142,300 (a),(c) Dentsu, Inc 2,723
2,038 (a) EchoStar Corp (Class A) 207
9,504,200 Elang Mahkota Teknologi Tbk PT 260
105,429 Electronic Arts, Inc 21,617
916,038 (a),(c) Embracer Group AB 5,964
181,660 (c) Eutelsat Communications 501
73,032 EVT Ltd 650
90,350 (a) EW Scripps Co (Class A) 250
567,503 Focus Media Information Technology Co Ltd 406
25,400 (a) Fuji Television Network, Inc 599
83,200 Giant Network Group Co Ltd 339
722 (a) Grindr, Inc 10
1,809,300 (a),(c) Grupo Televisa S.A. 990
658,043 GungHo Online Entertainment, Inc 8,877
17,933 (c) Hacksaw AB 144
160,900 (a) Hakuhodo DY Holdings, Inc 1,140
32,683 Havas NV 638
65,400 Hello Group, Inc (ADR) 379
64,551 (a) Hemnet Group AB 490
14,484 HYBE Co Ltd 1,814
28,919 (a) IAC, Inc 1,335
375,383 (a) IMAX Corp 14,963
227,398 Info Edge India Ltd 2,355
771,397 Informa plc 9,255
139,000 (a) International Games System Co Ltd 3,462
26,023 (a) IPSOS 1,036
223,100 (a) iQIYI, Inc (ADR) 232
2,522,404 ITV plc 2,695
51,382 JC Decaux S.A. 1,131
300,225 JOYY, Inc (ADR) 19,812
88,611 (a),(c) Juventus Football Club S.p.A 207
21,742 JYP Entertainment Corp 726
55,924 (a) Kadokawa Corp 1,191
91,400 (a) Kakaku.com, Inc 1,910
193,146 Kakao Corp 4,355
20,379 (a) Kakao Games Corp 103
10,900 (c) Kinepolis Group NV 442
80,600 Kingnet Network Co Ltd 194
615,910 Kingsoft Corp Ltd 1,754
334,900 (a) Koei Tecmo Holdings Co Ltd 3,130

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
17,355 (b) Krafton, Inc $ 2,661
1,609,600 (b) Kuaishou Technology 8,627
47,700 Kunlun Tech Co Ltd 286
259,400 Leo Group Co Ltd 183
94,665 (a) Liberty Media Corp-Liberty Formula One (Class A) 8,287
320,714 (a) Liberty Media Corp-Liberty Formula One (Class C) 30,513
229,160 (a) Lionsgate Studios Corp 3,508
3,942,440 Louis Hachette Group 7,873
19,785 (c) M6-Metropole Television 272
227,490 (a) Madison Square Garden Entertainment Corp 18,402
6,930 (a) Madison Square Garden Sports Corp 2,785
1,484,347 (a) Magnite, Inc 28,173
88,322 Mango Excellent Media Co Ltd 191
356,600 (b) Maoyan Entertainment 203
103,041 (a) Match Group, Inc 3,921
2,137,350 (a) MD Entertainment Tbk PT 188
249,500 (a) MediaAlpha, Inc 3,136
2,155,533 (c) Megacable Holdings SAB de C.V. 7,732
2,445,500 (b),(c) Meitu, Inc 1,180
1,760,756 Meta Platforms, Inc 991,816
4,637,070 (a) MFE-MediaForEurope NV 14,936
30,142 (a),(c) MFE-MediaForEurope NV 117
459,990 (a) Mixi Inc 7,673
102,750 (a) MNTN, Inc 945
358,000 (a),(b) Mobvista, Inc 467
216,040 (a) Modern Times Group MTG AB 2,727
333,415 Moneysupermarket.com Group plc 819
28,471 Naver Corp 3,694
106,120 (a) Nazara Technologies Ltd 340
9,045 NCSoft Corp 1,516
2,299,500 NetDragon Websoft Holdings Ltd 2,096
2,965,130 NetEase, Inc 76,150
5,048,602 (a) Netflix, Inc 360,470
21,149 (b) Netmarble Corp 513
577,190 (a) Network18 Media & Investments Ltd 193
69,542 New York Times Co (Class A) 4,867
430,000 (a),(c) Newborn Town, Inc 416
399,378 News Corp (Class A) 9,917
54,155 News Corp (Class B) 1,520
21,265 (a) Nexon Games Co Ltd 119
12,135 Nexstar Media Group, Inc 2,167
137,710 (a) Nexxen International Ltd 1,243
10,218 NHN Corp 234
15,794,246 Nine Entertainment Co Holdings Ltd 9,680
236,110 Nintendo Co Ltd 9,926
36,300 (a) Nippon Television Holdings, Inc 627
30,054 (a),(c) NIQ Global Intelligence PLC 281
30,068 Omnicom Group, Inc 2,190
180,842 (c) Paradox Interactive AB 2,465
23,393 (a) Pearl Abyss Corp 547
254,239 (a) Pinterest, Inc 5,347
30,419 ProSiebenSat. Media AG. 117
713,660 (c) Publicis Groupe S.A. 70,526
58,139 (a) PVR Ltd 592
55,900 (a) Qunabox Group Ltd 60
37,936 (c) REA Group Ltd 3,654
56,018 (a) Reddit, Inc 9,724
2,356,499 Rightmove plc 13,708
40,565 (a) ROBLOX Corp 2,206
129,187 (a) Roku, Inc 17,846
27,254 (c) RTL Group 971
64,820 Saregama India Ltd 338

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
24,614 (a) Saudi Research & Media Group $ 465
121,579 Schibsted ASA (B Shares) 2,926
45,646 (b) Scout24 SE 3,777
1,178,663 (a) Sea Ltd (ADR) 112,951
282,500 Seek Ltd 2,634
61,300 (a),(c) Septeni Holdings Co Ltd 169
257,111 SES S.A. 2,105
10,999 (a) SHIFT UP Corp 234
6,901 (a),(c) Shochiku Co Ltd 448
73,200 (a) Sky Perfect Jsat Corp 1,220
8,952 SM Entertainment Co Ltd 412
1,347 (b) SMG Swiss Marketplace Group AG. 43
617,600 (a),(c),(d) SMI Holdings Group Ltd 1
310,183 Societe Television Francaise 1 2,360
1,677,200 (a) Solusi Sinergi Digital Tbk PT 152
1,507 (a),(c) Sphere Entertainment Co 261
191,048 (a) Spotify Technology S.A. 87,716
965,900 (a) Square Enix Co Ltd 14,347
178,313 (a) Starz Entertainment Corp 5,146
40,120 Storytel AB 381
22,053 Stroeer SE & Co KGaA 860
514,121 (a) Stubhub Holdings, Inc 6,617
33,986 (a) Studio Dragon Corp 470
67,014 Sun TV Network Ltd 366
286,584 (a) Take-Two Interactive Software, Inc 71,640
103,400 (a) Tanwan, Inc 132
6,280,754 Tencent Holdings Ltd 346,588
354,897 Tencent Music Entertainment Group (ADR) 2,963
31,353 Tips Industries Ltd 208
28,705 TKO Group Holdings, Inc 5,779
55,000 (a) Toei Animation Co Ltd 823
17,720 (a) Toei Co Ltd 630
23,900 (a) Tokyo Broadcasting System, Inc 922
4,008,402 (a) TripAdvisor, Inc 54,955
251,440 (a),(b) Trustpilot Group plc 866
17,851 (a) TV Asahi Corp 347
1,329 TX Group AG. 205
2,342,544 (a),(c) Ubisoft Entertainment 14,390
814,329 Universal Music Group NV 17,060
62,533 Versant Media Group, Inc 2,252
8,538,100 VGI PCL 241
485,607 Vivendi Universal S.A. 1,199
3,789,358 Walt Disney Co 364,726
649,525 (a) Warner Bros Discovery, Inc 17,316
598,360 Weibo Corp 4,326
13,027 Wemade Co Ltd 164
768,801 WPP plc 2,385
213,000 (a),(c) XD, Inc 1,215
198,000 Xinhua Winshare Publishing and Media Co Ltd 215
252,270 (a) Yelp, Inc 6,186
10,159 YG Entertainment, Inc 275
4,304,686 ZEE Telefilms Ltd 4,717
275,500 Zhejiang Century Huatong Group Co Ltd 575
350,879 (a) Ziff Davis, Inc 18,375
TOTAL MEDIA & ENTERTAINMENT 8,056,941
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
284,307 (a) 10X Genomics, Inc 10,900
391,500 (b) 3SBio, Inc 848
39,449 Aarti Pharmalabs Ltd 283
341,000 (a) Abbisko Cayman Ltd 469
2,099,242 AbbVie, Inc 528,253
32,581 (a) Abivax S.A. 4,297

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
27,052 (a) ABLBio, Inc $ 1,748
364,610 (a),(c) Absci Corp 4,226
517,455 (a) Acadia Pharmaceuticals, Inc 13,092
34,245 Acutaas Chemicals Ltd 1,279
813,626 (a) Adaptive Biotechnologies Corp 17,452
85,886 AddLife AB 1,448
1,065,317 (a) ADMA Biologics, Inc 8,917
16,998 (a) Aether Industries Ltd 244
25,683 Agilent Technologies, Inc 3,411
300,058 (a) Agios Pharmaceuticals, Inc 11,135
51,975 Ajanta Pharma Ltd 1,881
128,000 (a),(b),(c) Akeso, Inc 1,441
39,863 Alembic Pharmaceuticals Ltd 346
95,361 ALK-Abello A.S. 3,567
9,230 (a) Alkem Laboratories Ltd 543
703,052 (a) Alkermes plc 36,836
58,891 Almirall S.A. 758
10,363 (a) Alnylam Pharmaceuticals, Inc 3,120
380,000 (a),(b) Alphamab Oncology 337
24,283 Alteogen, Inc 5,684
141,468 (a) Altimmune, Inc 430
1,828 (a) Alumis, Inc 51
248,481 Amgen, Inc 89,980
1,196,688 (a) Amneal Pharmaceuticals, Inc 20,715
57,430 (a) Amylyx Pharmaceuticals, Inc 1,031
43,899 (a) AnaptysBio, Inc 2,963
204,469 (a) ANI Pharmaceuticals, Inc 16,926
134,257 (a) Anika Therapeutics, Inc 1,964
840,499 (a) Annexon, Inc 4,799
36,951 Anthem Biosciences Ltd 301
34,778 (a) Apogee Therapeutics, Inc 4,616
12,940 (a) APRILBIO Co Ltd 341
191,890 (a),(c) Aquestive Therapeutics, Inc 798
211,720 (a) Arbutus Biopharma Corp 1,016
190,028 (a) Arcutis Biotherapeutics, Inc 4,983
747,100 (a) Ardelyx, Inc 3,810
105,957 (a) Argenx SE 98,208
69,920 (a) Argenx SE 64,870
16,440 (a),(c) ArriVent Biopharma, Inc 571
113,256 (a) Arrowhead Pharmaceuticals, Inc 9,232
210,100 (a),(b) Ascentage Pharma Group International 893
178,000 (a),(b),(c) Ascletis Pharma, Inc 240
262,852 Aspen Pharmacare Holdings Ltd 2,517
969,400 Astellas Pharma, Inc 12,967
3,484 AstraZeneca Pharma India Ltd 303
2,083,235 AstraZeneca plc 388,949
326,807 AstraZeneca plc 61,969
334,420 (a) AtaiBeckley, Inc 1,762
41,180 (a) Atea Pharmaceuticals, Inc 191
50,556 Aurobindo Pharma Ltd 844
69,234 (a) Axsome Therapeutics, Inc 16,946
105,519 (c) Bachem Holding AG. 9,876
9,860 (a) Basilea Pharmaceutica 651
189,427 (a) Bausch Health Cos, Inc 934
509,360 (a) Bavarian Nordic AS 14,249
531,182 Bayer AG. 29,379
78,700 (a) BeiGene Ltd (ADR) 22,427
106,000 (c) Beijing Tong Ren Tang Chinese Medicine Co Ltd 88
12,300 (a) Beijing Tongrentang Co Ltd 42
11,258 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 45
1,331,000 (a) BeOne Medicines Ltd 29,010
66,260 (a) BioAge Labs, Inc 1,624

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
33,338 (b),(c) BioArctic AB $ 1,133
399,152 (a) Biocon Ltd 1,765
1,386,232 (a) BioCryst Pharmaceuticals, Inc 13,862
37,000 (a),(c) Biocytogen Pharmaceuticals Beijing Co Ltd 222
1,212,513 BioGaia AB 14,618
484,479 (a) Biohaven Ltd 7,209
82,849 (a) BioMarin Pharmaceutical, Inc 4,741
86,571 Bio-Techne Corp 6,116
39,488 (a),(b) BoneSupport Holding AB 861
52,267 (a) Bora Pharmaceuticals Co Ltd 696
134,747 (a) Bridgebio Pharma, Inc 10,036
381,011 Bristol-Myers Squibb Co 21,954
228,720 (a) C4 Therapeutics, Inc 1,068
38,004 (a) Cadila Healthcare Ltd 447
591,000 (a) Caliway Biopharmaceuticals Co Ltd 1,873
27,631 (a) Camurus AB 1,611
50,600 (a),(b) CanSino Biologics, Inc 144
18,186 Caplin Point Laboratories Ltd 505
51,060 (a) Capricor Therapeutics, Inc 1,230
10,225 Caregen Co Ltd 458
253,500 (a),(b),(c) CARsgen Therapeutics Holdings Ltd 461
35,860 (a) Catalyst Pharmaceuticals, Inc 1,127
12,984 Celltrion Pharm Inc 345
548,699 Celltrion, Inc 61,802
496,331 Center Laboratories, Inc 598
3,614 Changchun High & New Technology Industry Group, Inc 36
15,295 (a) Charles River Laboratories International, Inc 3,469
12,314 Chemometec A.S. 684
914,000 China Medical System Holdings Ltd 1,199
1,069,000 (b) China Resources Pharmaceutical Group Ltd 579
21,080 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 70
713,000 China Shineway Pharmaceutical Group Ltd 673
5,171 Chong Kun Dang Pharmaceutical Corp 222
9,370 (a) Chongqing Zhifei Biological Products Co Ltd 16
328,400 Chugai Pharmaceutical Co Ltd 15,170
255,265 Cipla Ltd 3,956
1,664,000 (c) CK Life Sciences International Holdings, Inc 121
200,917 (a) Clarity Pharmaceuticals Ltd 299
76,850 (a) Codexis, Inc 174
152,689 (a) Cogent Biosciences, Inc 5,909
719,590 (a) Compass Therapeutics, Inc 1,576
8,412 (a) Concord Biotech Ltd 114
335,000 Consun Pharmaceutical Group Ltd 538
113,902 (a) Corcept Therapeutics, Inc 9,904
5,869 COSMO Pharmaceuticals NV 483
158,039 (a) Crinetics Pharmaceuticals, Inc 5,914
137,738 (a),(c) Cronos Group, Inc 381
397,930 (a) CryoPort, Inc 6,248
5,980 CSPC Innovation Pharmaceutical Co Ltd 24
1,604,054 CSPC Pharmaceutical Group Ltd 1,433
686,500 (a),(b),(c) CStone Pharmaceuticals 414
8,909 (a) Curiox Biosystems Co Ltd 281
31,400 (a) Cytokinetics, Inc 2,675
11,386 (a) D&D PharmaTech, Inc 645
25,984 Daewoong Co Ltd 285
2,530 Daewoong Pharmaceutical Co Ltd 185
1,077,100 (a) Daiichi Sankyo Co Ltd, Reg S 17,320
31,560 (a),(c) Damora Therapeutics, Inc 821
1,415,178 Danaher Corp 269,563
117,668 (a) DBV Technologies S.A. 379
226,324 (a) Definium Therapeutics, Inc 10,646
219,227 (a) Denali Therapeutics, Inc 5,639

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
7,452 Dermapharm Holding SE $ 401
114,418 (a) Divi's Laboratories Ltd 7,960
13,689 DongKook Pharmaceutical Co Ltd 170
2,128 (a) Dottikon Es Holding AG. 727
693,996 (a) Dr Reddy's Laboratories Ltd 9,999
2,031,281 (a),(c) Dr Reddys Laboratories Ltd (ADR) 29,433
19,600 (a) Duality Biotherapeutics, Inc 454
84,539 (a) Dyne Therapeutics, Inc 1,878
146,662 (a) Edgewise Therapeutics, Inc 5,959
238,520 (a) Editas Medicine, Inc 773
278,475 (a) Elanco Animal Health, Inc 6,853
992,925 Eli Lilly & Co 1,190,944
14,949 Emcure Pharmaceuticals Ltd 291
32,630 (a) Enliven Therapeutics, Inc 1,656
282,316 (a) Erasca, Inc 5,172
34,908 (b) Eris Lifesciences Ltd 529
47,120 (a) Eton Pharmaceuticals, Inc 1,706
86,595 Eurofins Scientific SE 6,776
198,000 (a),(b),(c) Everest Medicines Ltd 621
107,400 (a) Evolus, Inc 745
99,443 (a),(c) Evotec SE 568
569,536 (a) Exelixis, Inc 30,988
96,124 (a) Fennec Pharmaceuticals, Inc 1,033
12,271 Financiere de Tubize S.A. 3,242
599,470 (a) Fortrea Holdings, Inc 10,431
258,786 (a),(c) Galapagos NV 7,744
551,389 Galderma Group AG. 125,412
919,500 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 182
44,400 (a),(c) GenFleet Therapeutics Shanghai, Inc 168
452,100 (c) Genomma Lab Internacional SAB de C.V. 389
233,386 (a) Genscript Biotech Corp 365
136,074 Genus plc 3,875
21,495 (a) Gerresheimer AG. 684
35,376 (a) GI Innovation, Inc 237
1,681,813 Gilead Sciences, Inc 212,480
207,823 (a),(b) Gland Pharma Ltd 5,481
206,456 GlaxoSmithKline Pharmaceuticals Ltd 5,348
17,535 Glenmark Life Sciences Ltd 214
104,076 Glenmark Pharmaceuticals Ltd 2,425
36,401 (a),(c) GNI Group Ltd 642
927,000 Grand Pharmaceutical Group Ltd 557
86,099 (a) Granules India Ltd 740
24,362 Green Cross Corp 1,901
168,179 (c) Grifols S.A. 1,723
2,894,046 GSK plc 75,977
5,345 Gubra A.S. 264
2,657,171 H Lundbeck A.S. 17,281
36,300 Haisco Pharmaceutical Group Co Ltd 356
33,644,609 Haleon plc 155,039
9,218,243 (c) Haleon plc (ADR) 86,006
152,720 (a) Halozyme Therapeutics, Inc 11,953
25,227 (a) Hanall Biopharma Co Ltd 1,022
6,521 (a) Hangzhou Tigermed Consulting Co Ltd - A 46
4,345 Hanmi Pharm Co Ltd 1,125
249,839 (a),(b) Hansoh Pharmaceutical Group Co Ltd 947
54,500 Haw Par Corp Ltd 669
391,000 (a),(b) HBM Holdings Ltd 523
35,600 (a) Hebei Changshan Biochemical Pharmaceutical Co Ltd 123
10,051 (a),(c) Heron Therapeutics, Inc 4
682,476 Hikma Pharmaceuticals plc 13,750
10,878 HK inno N Corp 286
2,548,684 (a),(c),(d) Hua Han Health Industry Holdings Ltd 3

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
4,291 (a) Hugel, Inc $ 735
373,500 (a),(c) HUTCHMED China Ltd 800
240,754 Hypera S.A. 971
150,022 (a) Ideaya Biosciences, Inc 5,591
106,945 (a),(c) Idorsia Ltd 908
13,870 Il Dong Pharmaceutical Co Ltd 153
85,861 (a) Illumina, Inc 15,097
2,840 Imeik Technology Development Co Ltd 37
36,520 (a),(c) Immuneering Corp 182
11,536 (a),(c) ImmunityBio, Inc 101
46,378 (a) Immunome, Inc 983
69,400 (a) Incyte Corp 7,867
63,046 (a) Indegene Ltd 350
243,562 (a) Indivior Pharmaceuticals, Inc 9,993
215,750 (a),(c) Inhibikase Therapeutics, Inc 438
613,000 (a),(b) InnoCare Pharma Ltd 929
1,149,073 (a),(b) Innovent Biologics, Inc 11,705
194,600 (a) Innoviva, Inc 4,419
4,499,703 (a),(c) Insilico Medicine Cayman TopCo 22,883
155,356 (a) Insmed, Inc 16,564
48,855 (a),(b),(c) Inventiva SACA 180
293,372 (a) Ionis Pharmaceuticals, Inc 23,261
1,298,771 (a),(c) Iovance Biotherapeutics, Inc 5,403
97,168 (a) Ipca Laboratories Ltd 1,747
94,339 (a) IQVIA Holdings, Inc 18,228
286,800 (a),(b) Jacobio Pharmaceuticals Group Co Ltd 175
38,667 Jamjoom Pharmaceuticals Factory Co 1,595
44,661 (a) Jazz Pharmaceuticals plc 10,762
56,382 JB Chemicals & Pharmaceuticals Ltd 1,368
79,611 Jiangsu Hengrui Pharmaceuticals Co Ltd 612
3,791,692 Johnson & Johnson 962,976
62,000 (b),(c) Joinn Laboratories China Co Ltd 147
49,061 (a) Jubilant Pharmova Ltd 503
309,379 (a) Kaken Pharmaceutical Co Ltd 7,322
92,956,500 Kalbe Farma Tbk PT 4,000
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
148,000 (a),(b) Keymed Biosciences, Inc 1,341
2,890 (a) Kiniksa Pharmaceuticals Ltd 185
22,500 (a) Kissei Pharmaceutical Co Ltd 568
34,600 (a) Kodiak Sciences, Inc 1,348
41,102 (a) Krystal Biotech, Inc 15,276
21,356 (a),(c) Kuros Biosciences AG. 509
18,481 (a) Kyorin Co Ltd 132
12,571 L&C Bio Co Ltd 740
12,627 (a) Laboratorios Farmaceuticos Rovi S.A 834
150,000 (a) Laekna, Inc 129
757,603 (a) Larimar Therapeutics, Inc 2,311
255,457 (b) Laurus Labs Ltd 4,101
14,977 (a) Legend Biotech Corp (ADR) 433
19,243 (a) LegoChem Biosciences, Inc 1,874
572,000 (a),(b),(c) Lepu Biopharma Co Ltd 285
47,860 (a),(c) Liquidia Corp 3,816
321,600 Lonza Group AG. 216,953
115,000 Lotus Pharmaceutical Co Ltd 699
43,319 (a) Lumosa Therapeutics Co Ltd 138
1,166,445 Lupin Ltd 29,813
1,615,000 (a),(b) Luye Pharma Group Ltd 372
48,120 (a) MacroGenics, Inc 222
457 (a) Madrigal Pharmaceuticals, Inc 245
14,326 (a) Magenta Therapeutics, Inc 1,397
68,288 Mankind Pharma Ltd 1,838
948,570 (a) Maravai LifeSciences Holdings, Inc 5,919

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
175,586 Marksans Pharma Ltd $ 507
322 (a) MBX Biosciences, Inc 18
9,014 (a) Medcap AB 488
13,722 (a),(c) Medincell S.A. 449
9,529 (a) Medpace Holdings, Inc 5,046
4,079 Medytox, Inc 212
287,900 Mega Lifesciences PCL 319
52,420 (a),(c) MeiraGTx Holdings plc 708
2,328,662 Merck & Co, Inc 299,233
374,234 Merck KGaA 62,738
598,611 (a),(c) Mesoblast Ltd 811
8,815 (a) Mettler-Toledo International, Inc 11,261
16,947 (a) Mezzion Pharma Co Ltd 670
9,093 Middle East Pharmaceutical Co 146
129,380 (a) MiMedx Group, Inc 498
143,720 (a) Mineralys Therapeutics, Inc 3,878
128,444 (a) Mirum Pharmaceuticals, Inc 15,037
10,775 (a) Mochida Pharmaceutical Co Ltd 212
427,860 (a) Myriad Genetics, Inc 2,443
21,100 (a),(c) Nanjing Leads Biolabs Co Ltd 134
23,457 (a) Nanobiotix S.A. 864
52,869 Natco Pharma Ltd 521
168,945 (a) Natera, Inc 45,860
39,694 (a) Naturecell Co Ltd 599
5,645 (a) Neuland Laboratories Ltd 1,109
83,566 (a) Neuren Pharmaceuticals Ltd 1,030
106,904 (a) Neurocrine Biosciences, Inc 18,017
38,500 (a) Nippon Shinyaku Co Ltd 953
349,646 (a) Nkarta, Inc 990
55,518 (a),(d) NKMax Co Ltd   0^
1,266,230 Novartis AG. 197,902
8,042,046 Novo Nordisk A.S. 386,235
1,539,631 Novo Nordisk A.S. (ADR) 73,810
255,300 (a) Nurix Therapeutics, Inc 6,194
307,445 (a) Nuvation Bio, Inc 1,746
357,840 (a) Ocular Therapeutix, Inc 3,514
224,000 (a),(b) Ocumension Therapeutics 130
10,906 (a) OliX Pharmaceuticals, Inc 1,103
3,120 (a),(d) OmniAb Operations, Inc   0^
3,120 (a),(d) OmniAb Operations, Inc   0^
437,156 (a) OmniAb, Inc 1,075
222,605 (a) Oneness Biotech Co Ltd 368
39,840 (a) Onesource Specialty Pharma Ltd 694
270,900 (a) Ono Pharmaceutical Co Ltd 3,982
112,292 Organon & Co 1,520
96,464 (a),(c) Oruka Therapeutics, Inc 9,180
6,827 (a) Orum Therapeutics, Inc 263
22,133 (a) Oscotec, Inc 520
745,800 (a) Otsuka Holdings Co Ltd 49,640
53,307 (a),(c) Oxford Biomedica plc 441
283,582 (a),(c) Oxford Nanopore Technologies plc 467
77,000 (a) PeptiDream, Inc 506
15,229 (a) Peptron, Inc 1,820
960,182 Pfizer, Inc 23,121
10,322 (a) Pharma Mar S.A. 890
153,462 PharmaEssentia Corp 6,481
69,951 (a),(d) Pharmally International Holding Co Ltd   0^
4,777 PharmaResearch Co Ltd 1,130
4,725 (a) Pharmaron Beijing Co Ltd - A 20
530,257 (a) Pharming Group NV 728
12,654 (a) Pharvaris NV 438
47,881 Phibro Animal Health Corp 1,503

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
426,320 Piramal Pharma Ltd $ 758
9,179 (a),(b) PolyPeptide Group AG. 534
12,773 (a) Praxis Precision Medicines, Inc 4,276
242,210 (a) Precigen, Inc 1,381
60,610 (a) Prestige Consumer Healthcare, Inc. 2,865
5,613 (a) Procter & Gamble Health Ltd 375
81,993 (a) Protagonist Therapeutics, Inc 10,051
2,524 (a) Protara Therapeutics, Inc 10
96,109 (a) PTC Therapeutics, Inc 7,840
323,414 (a) PYC Therapeutics Ltd 377
249,757 (c) QIAGEN NV 9,766
149,880 (a) Quanterix Corp 647
148,778 (a),(c) Recursion Pharmaceuticals, Inc 546
725,296 Regeneron Pharmaceuticals, Inc 452,251
118,000 (a),(b) Remegen Co Ltd 1,124
13,926 (a) Remegen Co Ltd 269
29,979 (a) Repligen Corp 4,090
255,600 (a) Replimune Group, Inc 2,829
115,805 (a) REVOLUTION Medicines, Inc 21,688
239,040 (a) Rezolute, Inc 1,243
77,260 (a) Rhythm Pharmaceuticals, Inc 8,578
76,391 Richter Gedeon Rt 2,961
1,268,232 Roche Holding AG. 521,353
519,187 (a) Roivant Sciences Ltd 18,374
167,138 Royalty Pharma plc 9,371
3,996 (a) Rznomics, Inc 107
101,274 (a),(b) SAI Life Sciences Ltd 1,320
10,620 Sam Chun Dang Pharm Co Ltd 1,563
2,282 (a),(b) Samsung Biologics Co Ltd 2,063
4,099 (a) Samsung Episholdings Co Ltd 1,147
41,200 (a),(c) SanBio Co Ltd 255
4,157 Sanofi Consumer Healthcare India Ltd 202
7,152 Sanofi India Ltd 258
486,763 Sanofi-Aventis 41,620
1,335,800 (a) Santen Pharmaceutical Co Ltd 17,524
121,650 (a) Sarepta Therapeutics, Inc 2,186
19,282 Sartorius AG. 5,059
90,584 Sartorius Stedim Biotech 18,783
48,352 Saudi Pharmaceutical Industries & Medical Appliances Corp 364
74,351 (a) Sawai Group Holdings Co Ltd 773
88,690 (a) Scholar Rock Holding Corp 4,878
27,982 Schott Pharma AG.& Co KGaA 554
24,914 Seegene, Inc 481
22,160 (a) Selecta Biosciences, Inc 231
163,200 (a),(c) Shandong BoAn Biotechnology Co Ltd 98
18,035 Shanghai Allist Pharmaceuticals Co Ltd 291
16,200 (a) Shanghai Bao Pharmaceuticals Co Ltd 37
24,188 Shanghai Fosun Pharmaceutical Group Co Ltd - A 80
51,037 Shanghai RAAS Blood Products Co Ltd 33
10,825 Shenzhen Salubris Pharmaceuticals Co Ltd 51
54,616 Shilpa Medicare Ltd 346
525,400 (a) Shionogi & Co Ltd 8,977
9,551 (a) Sichuan Biokin Pharmaceutical Co Ltd 414
22,355 Sichuan Kelun Pharmaceutical Co Ltd 127
80,900 (a),(c) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 4,514
27,965 (c) Siegfried Holding AG. 2,447
3,616,000 Sihuan Pharmaceutical Holdings Group Ltd 384
24 (a) Silence Therapeutics plc (ADR)   0^
658,000 (b) Simcere Pharmaceutical Group Ltd 829
2,060,236 Sino Biopharmaceutical Ltd 1,164
15,665 (a) SK Biopharmaceuticals Co Ltd 879
21,529 (a) SK Bioscience Co Ltd 500

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
10,197 SKAN Group AG. $ 697
53,108 (a) Sosei Group Corp 325
13,160 (a) Spyre Therapeutics, Inc 1,168
1,112,000 (c) SSY Group Ltd 301
9,870 ST Pharm Co Ltd 847
44,598 Strides Pharma Science Ltd 515
1,282,100 Sumitomo Dainippon Pharma Co Ltd 11,889
100,167 (a),(c) Summit Therapeutics, Inc 1,459
2,228,133 (a) Sun Pharmaceutical Industries Ltd 43,866
73,411 (a),(c) Sunshine Lake Pharma Co Ltd 374
87,992 (a) Suven Pharmaceuticals Ltd 425
429,857 (a) Syndax Pharmaceuticals, Inc 9,397
1,158,658 (b) Syngene International Ltd 5,383
1,561,500 (a) Takeda Pharmaceutical Co Ltd 49,772
335,583 (a) Tango Therapeutics, Inc 10,490
8,932 Tecan Group AG. 1,786
202,548 (a),(c) Telix Pharmaceuticals Ltd 2,349
51,279 (a),(c) Tempus AI, Inc 2,971
90,200 (a) Tenax Therapeutics, Inc 1,312
553,500 (a) Teva Pharmaceutical Industries Ltd (ADR) 18,753
505,157 (a) TG Therapeutics, Inc 27,753
418,565 Thermo Fisher Scientific, Inc 209,852
521,000 (c) Tong Ren Tang Technologies Co Ltd 213
54,920 (a),(c) Tonix Pharmaceuticals Holding Corp 701
133,158 Torrent Pharmaceuticals Ltd 6,500
20,113 (a) Towa Pharmaceutical Co Ltd 473
276,660 (a) Travere Therapeutics, Inc 15,717
285,369 (a) Trevi Therapeutics, Inc 5,322
43,800 (a) Tsumura & Co 1,003
507,000 TTY Biopharm Co Ltd 1,208
146,673 (a) Twist Bioscience Corp 15,090
302,539 UCB S.A. 90,571
201,100 (a) Ultragenyx Pharmaceutical, Inc 6,715
757,562 (a) United Laboratories Ltd 816
38,760 (a) United Therapeutics Corp 21,001
102,710 (a),(c) Valneva SE 264
66,686 (a) Vera Therapeutics, Inc 2,861
92,059 (a) Veracyte, Inc 5,407
73,186 (a) Vericel Corp 3,256
180,851 (a) Vertex Pharmaceuticals, Inc 89,834
1,381,977 Viatris, Inc 21,946
46,910 (a) Viking Therapeutics, Inc 1,830
349,430 (a) Vir Biotechnology, Inc 3,561
3,130 (a) Virbac S.A. 1,189
58,274 Vitrolife AB 528
8,171 (a) Voronoi, Inc 991
55,365 (a) Waters Corp 20,764
127,514 (a) WaVe Life Sciences Ltd 741
109,904 West Pharmaceutical Services, Inc 39,456
2,410,000 Winteam Pharmaceutical Group Ltd 416
54,308 (a) Wockhardt Ltd 1,115
8,082,378 WuXi AppTec Co Ltd - A 148,726
82,337 (b),(c) WuXi AppTec Co Ltd - H 1,621
21,763,500 (a),(b) Wuxi Biologics Cayman, Inc 96,794
230,000 (a) WuXi XDC Cayman, Inc 1,683
287,148 (a) Xenon Pharmaceuticals, Inc 17,332
1,951,890 (a) Xeris Biopharma Holdings, Inc 15,459
1,080,000 (a),(c) XtalPi Holdings Ltd 1,061
11,549 Yuhan Corp 526
17,607 Yunnan Baiyao Group Co Ltd 123
741,900 (a),(c) Zai Lab Ltd 1,392
281,092 (a) Zealand Pharma AS 12,478

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
12,600 (a) ZERIA Pharmaceutical Co Ltd $ 159
12,538 (a) Zevra Therapeutics, Inc 180
6,701 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 108
248,089 Zoetis, Inc 17,828
47,740 (a) Zura Bio Ltd 282
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,125,860
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
4,045 Africa Israel Residences Ltd 295
36,921 (a) Airport City Ltd 663
2,396,843 Aldar Properties PJSC 5,409
303,541 (a) Aliansce Sonae Shopping Centers sa 1,650
31,041 Allreal Holding AG. 8,140
121,627 Alony Hetz Properties & Investments Ltd 1,355
411,328 (c) Altus Group Ltd 13,069
634,500 Amata Corp PCL 514
186,465 Amot Investments Ltd 1,160
16,156 (a) Amram Avraham Construction Co Ltd 217
90,309 (a) Anant Raj Industries Ltd 499
2,316,500 AP Thailand PCL 528
149,345 (b) Arabian Centres Co 679
7,227 (a) Argo Properties NV 324
491,717 Aroundtown S.A. 1,307
72,604 Arriyadh Development Co 346
1,045,000 (a),(c) Art Group Holdings Ltd 378
165,654 Atrium Ljungberg AB 450
120,445 Aura Investments Ltd 745
3,588,208 Ayala Land, Inc 867
2,339,253 Barwa Real Estate Co 1,516
12,210 Big Shopping Centers Ltd 2,762
3,364 Blue Square Real Estate Ltd 367
125,701 Brigade Enterprises Ltd 667
542,000 (c) C&D International Investment Group Ltd 933
20,618 CA Immobilien Anlagen AG. 538
679,498 Capitaland India Trust 537
1,686,893 Capitaland Investment Ltd 3,251
233,678 (c) Castellum AB 3,070
35,827 (a) Catena AB 1,539
490,000 (a) Cathay Real Estate Development Co Ltd 381
244,824 (a) CBRE Group, Inc 32,975
1,239,082 Central Pattana PCL 2,511
93,400 (c) Centurion Corp Ltd 106
41,481 (a) Century Textiles & Industries Ltd 581
3,182,000 (a) China Jinmao Holdings Group Ltd 501
312,527 China Merchants Shekou Industrial Zone Holdings Co Ltd 297
1,134,000 (a),(c) China Overseas Grand Oceans Group Ltd 324
2,407,786 China Overseas Land & Investment Ltd 3,716
895,000 China Overseas Property Holdings Ltd 369
1,795,602 China Resources Land Ltd 6,898
428,200 (b) China Resources Mixc Lifestyle Services Ltd 2,008
393,419 (a) China Vanke Co Ltd (Class A) 172
122,426 Chong Hong Construction Co Ltd 302
50,805 (c) Cibus Nordic Real Estate AB 773
8,098,100 (a) Ciputra Development Tbk PT 252
343,000 City Developments Ltd 2,064
1,260,769 CK Asset Holdings Ltd 7,123
39,117 Colliers International Group, Inc 3,671
1,287,592 Commercial Real Estate Co KSC 806
1,429,990 (a) Compass, Inc 17,632
516,627 (a),(c) Corem Property Group AB 125
614,800 (c) Corp Inmobiliaria Vesta SAB de C.V. 2,110
240,261 (a) CoStar Group, Inc 6,804
12,556,000 (a),(c) Country Garden Holdings Co Ltd 269

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
1,722,000 Country Garden Services Holdings Co Ltd $ 1,070
419,334 CTP BV 7,653
917,298 (a) Cushman & Wakefield Ltd 12,283
145,176 (a) D B Realty Ltd 170
41,900 (a) Daito Trust Construction Co Ltd 800
214,966 Da-Li Development Co Ltd 305
324,184 (a) Dar Al Arkan Real Estate Development Co 1,554
310,000 Delpha Construction Co Ltd 188
922,284 Deyaar Development PJSC 202
155,395 (a) Dios Fastigheter AB 1,028
431,982 DLF Ltd 2,835
20,353 DREAM Unlimited Corp 283
860,800 (a) Eco World Development Group BHD 465
26,337 (a) Electra Real Estate Ltd 396
542,264 Emaar Development PJSC 2,043
122,988 (a) Emaar Economic City 327
3,882,683 Emaar Properties PJSC 12,619
26,853 (b) Entra ASA 286
4,118,000 (a),(b) Evergrande Property Services Group Ltd 405
365,470 (c) eXp World Holdings, Inc 1,977
128,865 (a) Fabege AB 988
151,000 Farglory Land Development Co Ltd 308
458,997 (a) Fastighets AB Balder 2,448
7,560 (a) FastPartner AB 30
29,361 (c) FirstService Corp 4,175
870,962 Fortress REIT Ltd 1,294
37,903 Gav-Yam Lands Corp Ltd 466
1,973,612 Gazit Globe Ltd 7,389
86,828 Gemlife Communities Group 277
92,644 (a) Godrej Properties Ltd 1,832
9,480 (a) Goldcrest Co Ltd 191
30,651 Grand City Properties S.A. 317
45,000 Great Eagle Holdings Ltd 84
232,000 (a),(c) Greater Bay Area AI Computing Tech Co Ltd 412
728,000 (c) Greentown China Holdings Ltd 629
1,186,000 Greentown Service Group Co Ltd 595
416,900 Hainan Airport Infrastructure Co Ltd 169
573,000 Hang Lung Group Ltd 921
25,113,479 Hang Lung Properties Ltd 22,123
16,315,400 (a),(d) Hanson International Tbk PT   0^
135,244 (a) Heiwa Real Estate Co Ltd 2,006
959,349 (c) Henderson Land Development Co Ltd 3,043
2,723 Hiag Immobilien Holding AG. 457
1,073,622 Highwealth Construction Corp 1,456
1,065,800 Hongkong Land Holdings Ltd 7,593
1,015,477 (a),(d) Hopson Development Holdings Ltd 256
13,394 (a) Howard Hughes Holdings, Inc 958
210,840 Huaku Development Co Ltd 678
73,767 (c) Hufvudstaden AB (Series A) 910
1,513,696 Hysan Development Co Ltd 3,194
116,925 (a) Ichigo Holdings Co Ltd 317
185,500 (a) Iguatemi S.A. 904
25,564 (a) IMMOFINANZ AG. 450
96,614 Intea Fastigheter AB 735
20,443 Intershop Holding AG. 4,365
1,003,500 IOI Properties Group Bhd 972
128,855 Israel Canada T.R Ltd 762
2,896 Isras Holdings Ltd 343
898 Isras Investment Co Ltd 253
137,417 I-Sunny Construction & Development Co Ltd 234
518,340 IWG plc 1,272
82,800 (a) JHSF Participacoes S.A. 182

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
48,752 (a) Jones Lang LaSalle, Inc $ 15,111
543,000 K Wah International Holdings Ltd 134
13,600 (a),(c) Kasumigaseki Capital Co Ltd 567
41,152 (a) Katitas Co Ltd 842
1,260,700 KE Holdings, Inc 6,065
41,800 (a) Keihanshin Building Co Ltd 280
435,500 Kerry Properties Ltd 1,006
222,200 (a) Kindom Development Co Ltd 238
34,864 (a) Knowledge Economic City Co 113
103,704 (c) Kojamo Oyj 880
234,900 KSL Holdings BHD 171
666,066 (a) Kuwait Real Estate Co KSC 752
39,827 (a) Lamda Development S.A. 304
5,727,600 Land and Houses PCL 654
3,000 Langham Hospitality Investments Ltd   0^
67,274 LEG Immobilien SE 4,249
1,735,840 Lend Lease Corp Ltd 3,884
150,243 (a) Leopalace21 Corp 605
503,478 Lighthouse Properties plc 243
140,943 (a) Logistea AB 194
1,337,593 (a),(b),(c) Longfor Group Holdings Ltd 1,024
443,070 Mabanee Co SAK 1,322
188,843 (a),(b) Macrotech Developers Ltd 1,910
1,295,300 Mah Sing Group BHD 311
63,301 (a) Mahindra Lifespace Developers Ltd 245
1,642 (c) Mainstreet Equity Corp 197
59,413 Makkah Construction & Development Co 1,312
35,779 (a),(c),(d) Mapeley Ltd   0^
900,750 Matrix Concepts Holdings Bhd 261
31,680 (a) Max Estates Ltd 144
833,100 MBK PCL 484
17,081 Mega Or Holdings Ltd 3,442
8,221,000 Megaworld Corp 279
17,570 Melisron Ltd 2,460
47,950 (a) Milpa 187
91,900 Mitsubishi Estate Co Ltd 2,344
9,812,199 Mitsui Fudosan Co Ltd 90,944
417,680 Mivne Real Estate KD Ltd 1,819
43,625,900 (a) MNC Tourism Indonesia Tbk PT 181
5,609 Mobimo Holding AG. 2,411
2,178 Morguard Corp 191
215,300 (a) Multiplan Empreendimentos Imobiliarios S.A. 1,221
920,785 (a) National Real Estate Co KPSC 360
374,402 NEPI Rockcastle NV 3,351
21,640 (a) NESCO Ltd 247
940,000 (c) New World Development Co Ltd 762
1,013,009 Newmark Group, Inc 15,307
25,248 (c) Nexity 226
397,700 (a) Nomura Real Estate Holdings, Inc 2,292
25,880 (a),(c) NP3 Fastigheter AB 712
102,626 (a) Nyfosa AB 731
29,929 Oberoi Realty Ltd 560
141,700 (c) Onewo, Inc 273
269,250 OSK Holdings BHD 129
13,271,400 Pakuwon Jati Tbk PT 178
77,791 (c) Pandox AB 1,390
548,609 Parque Arauco S.A. 2,300
30,375 Patrizia Immobilien AG. 268
95,539 (a) PEXA Group Ltd 681
125,924 Phoenix Mills Ltd 2,597
38,766 (a) Platzer Fastigheter Holding AB 274
469,716 Plaza S.A. 1,936

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
403,962 Poly Developments and Holdings Group Co Ltd $ 276
101,600 Poly Property Development Co Ltd 334
1,773,000 Poly Property Group Co Ltd 356
44,643 (a) PPI Public Property Invest AB 85
6,149 Prashkovsky Investments and Construction Ltd 313
115,825 Prestige Estates Projects Ltd 1,919
34,120 PSP Swiss Property AG. 6,081
1,188,886 RAK Properties PJSC 350
69,328 (a) Relo Group, Inc 852
166,463 Retal Urban Development Co 532
1,565,100 Robinsons Land Corp 421
969,000 (a) Ruentex Development Co Ltd 819
135,650 Sagax AB 2,157
255,892 Sakura Development Co Ltd 314
281,375 Salhia Real Estate Co KSCP 360
820,698 (a),(c) Samhallsbyggnadsbolaget i Norden AB 299
11,623,600 Sansiri PCL 509
118,221 (a) Saudi Real Estate Co 491
104,653 Savills plc 1,185
1,898,000 (a),(c) Seazen Group Ltd 323
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 220
63,700 Shanghai Zhangjiang High-Tech Park Development Co Ltd 352
2,584,000 (c) Shenzhen Investment Ltd 201
2,040,000 (a),(c) Shoucheng Holdings Ltd 399
3,562,500 Shui On Land Ltd 209
22,816 (a) SignatureGlobal India Ltd 178
2,043,100 Sime Darby Property Bhd 724
2,731,557 Sino Land Co 3,588
5,764,988 SM Prime Holdings 1,702
31,999 (a) Sobha Ltd 466
1,961,500 SP Setia BHD 468
25,800 (a) Starts Corp, Inc 722
199,916 StorageVault Canada, Inc 657
31,310 Sumitomo Realty & Development Co Ltd 727
105,403 Summit Real Estate Holdings Ltd 1,679
18,780 (a) Sun Frontier Fudousan Co Ltd 282
1,148,643 Sun Hung Kai Properties Ltd 16,533
6,322,000 (c) Sunac China Holdings Ltd 502
1,044,600 Supalai PCL 504
576,400 Swire Properties Ltd 1,514
4,268 Swiss Prime Site AG. 696
283,350 TAG Tegernsee Immobilien und Beteiligungs AG. 4,576
447,354 Talaat Moustafa Group 863
820,980 (a) Tera Yatirim Teknoloji Holding AS. 660
130,620 (a),(c) Tokyo Tatemono Co Ltd 2,665
407,600 (a) Tokyu Fudosan Holdings Corp 3,266
40,886 (a) Tosei Corp 428
4,581,424 United Development Co QSC 1,091
493,900 UOL Group Ltd 3,640
10,646 VGP NV 1,026
247,190 (a),(c) Wallenstam AB 1,004
5,608,800 WHA Corp PCL 873
1,093,000 Wharf Real Estate Investment Co Ltd 2,985
205,705 Wihlborgs Fastigheter AB 1,596
580,642 (c) Yanlord Land Group Ltd 281
7,581 YH Dimri Construction & Development Ltd 913
1,183,000 (c) Yuexiu Property Co Ltd 506
20,699 (a) Zillow Group, Inc (Class A) 649
70,990 (a) Zillow Group, Inc (Class C) 2,238
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 532,536
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.9%
5,000 (a) ABLEPRINT TECHNOLOGY CO Ltd 482

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
10,482 ACM Research Shanghai, Inc $ 673
201,656 ADATA Technology Co Ltd 2,667
51,000 Advanced Echem Materials Co Ltd 1,426
1,314,981 (a) Advanced Micro Devices, Inc 763,886
34,325 Advanced Micro-Fabrication Equipment, Inc China 2,389
65,000 Advanced Wireless Semiconductor Co 311
2,877,000 Advantest Corp 591,880
169,900 AEM Holdings Ltd 1,407
26,000 (a) Airoha Technology Corp 553
80,499 Aixtron AG. 4,864
49,000 Alchip Technologies Ltd 6,563
329,902 (a) Allegro MicroSystems, Inc 22,968
62,900 (a) Ambarella, Inc 5,397
100,325 (a),(c) Ambiq Micro, Inc 8,859
204,731 Amkor Technology, Inc 17,654
14,748 Amlogic Shanghai Co Ltd 225
561,528 (a) ams-OSRAM AG. 12,178
744,427 Analog Devices, Inc 295,664
8,678 Anji Microelectronics Technology Shanghai Co Ltd 438
77,000 AP Memory Technology Corp 2,457
1,477,490 Applied Materials, Inc 1,068,225
1,502,000 Ardentec Corp 10,676
2,439,925 (a) ASE Technology Holding Co Ltd 54,451
29,179 ASM International NV 33,555
228,200 ASM Pacific Technology 7,035
27,000 ASMedia Technology, Inc 1,266
561,738 ASML Holding NV 1,112,340
19,000 ASPEED Technology, Inc 10,026
55,804 (a) Astera Labs, Inc 26,954
23,061 (a) Atto Co Ltd 316
17,330 (a) AXT, Inc 1,249
44,531 BE Semiconductor Industries NV 14,706
17,609 Biwin Storage Technology Co Ltd 1,305
128,100 (a),(c) Black Sesame International Holding Ltd 176
815,210 (a),(c) Blaize Holdings, Inc 1,125
1,260,863 (a) Borosil Renewables Ltd 8,037
7,010,273 Broadcom, Inc 2,648,131
23,559 Cambricon Technologies Corp Ltd 5,578
131,062 (a) Camtek Ltd 20,925
7,023 (a),(c) Cerebras Systems, Inc 1,552
136,549 (a) Ceva, Inc 6,440
259,500 (a) Chang Wah Technology Co Ltd 694
11,538 (a),(d) China Energy Savings Technology, Inc   0^
49,449 China Resources Microelectronics Ltd 716
411,000 Chipbond Technology Corp 2,798
7,953,000 ChipMOS Technologies, Inc 25,367
21,969 (a) Cirrus Logic, Inc 3,263
58,030 (a) Cohu, Inc 4,289
71,419 (a) Credo Technology Group Holding Ltd 19,422
144,264 CSI Solar Co Ltd 231
27,400 (a) Daqo New Energy Corp (ADR) 367
21,578 DB HiTek Co Ltd 2,033
13,200 Disco Corp 6,867
16,662 (a) Dosilicon Co Ltd 505
10,272 (a) Duk San Neolux Co Ltd 219
225,000 Elan Microelectronics Corp 1,349
94,000 Elite Advanced Laser Corp 1,609
187,000 (a) Elite Semiconductor Microelectronics Technology, Inc 1,365
6,201 Elmos Semiconductor SE 1,285
40,000 eMemory Technology, Inc 3,768
1,112,000 Ennostar, Inc 2,283
104,074 (a) Enphase Energy, Inc 5,125

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
64,528 Entegris, Inc $ 11,606
20,393 Eo Technics Co Ltd 6,357
10,362 Eugene Technology Co Ltd 1,271
280,000 Everlight Electronics Co Ltd 600
20,346 (a) Fadu, Inc 1,166
160,913 Faraday Technology Corp 1,080
30,633 (a) Ferrotec Holdings Corp 1,832
43,701 (a) First Solar, Inc 10,312
80,550 (a) Fitipower Integrated Technology, Inc 421
176,893 (a) Formfactor, Inc 28,291
88,000 (a) Formosa Advanced Technologies Co Ltd 203
25,200 (a) Formosa Sumco Technology Corp 294
5,900 (c) Fortior Technology Shenzhen Co Ltd 106
71,000 Foxsemicon Integrated Technology, Inc 746
63,910 (a) Freyr Battery, Inc 606
4,000 Gallant Micro Machining Co Ltd 130
15,117,000 (a) GCL Technology Holdings Ltd 1,337
23,244 (a) GemVax & Kael Co Ltd 187
26,634 GigaDevice Semiconductor, Inc 3,242
59,000 (a) Global Mixed Mode Technology, Inc 585
55,000 Global Unichip Corp 8,529
53,101 GLOBALFOUNDRIES, Inc 4,376
163,395 (a) Globalwafers Co Ltd 5,274
14,000 Grand Plastic Technology Corp 1,631
822,900 (a) Greatech Technology Bhd 531
5,777,000 Greatek Electronics, Inc 25,077
51,457 Gudeng Precision Industrial Co Ltd 833
15,050 Guobo Electronics Co Ltd 233
54,500 (a) Hainan Drinda New Energy Technology Co Ltd 150
4,458 Hana Materials, Inc 186
37,578 Hana Micron, Inc 1,235
24,100 Hangzhou Chang Chuan Technology Co Ltd 1,223
94,218 Hangzhou First Applied Material Co Ltd 234
77,944 Hangzhou Silan Microelectronics Co Ltd 632
25,324 Hanmi Semiconductor Co Ltd 4,292
3,596 HD Hyundai Energy Solutions Co Ltd 324
17,688 Henan Shijia Photons Technology Co Ltd 488
51,000 (a) Hon Precision, Inc 10,478
41,677 HPSP Co Ltd 1,477
16,116 (a) Hua Hong Grace Semiconductor Ltd 808
460,531 (a),(b) Hua Hong Semiconductor Ltd 12,793
16,545 Hwatsing Technology Co Ltd 791
87,482 Hygon Information Technology Co Ltd 4,807
647,899 Hynix Semiconductor, Inc 1,143,271
387,185 (a) Ichor Holdings Ltd 43,473
166,319 (a) Impinj, Inc 23,822
9,663,700 Inari Amertron Bhd 5,400
624,284 (a),(c) indie Semiconductor, Inc 2,803
1,338,440 Infineon Technologies AG. 126,084
19,856 Ingenic Semiconductor Co Ltd 735
7,944,093 (a) Intel Corp 1,109,234
141,872 ISC Co Ltd 16,997
604,000 (a) ITE Technology, Inc 3,038
125,000 ITH Corp 153
104,517 JA Solar Technology Co Ltd 125
1,404,313 (a) Japan Material Co Ltd 22,620
70,800 JCET Group Co Ltd 1,092
21,200 (a) Jeju Semiconductor Corp 1,457
56,000 (a) Jentech Precision Industrial Co Ltd 6,151
381,314 Jinko Solar Co Ltd 268
23,000 (c) JinkoSolar Holding Co Ltd (ADR) 386
20,297 Jusung Engineering Co Ltd 2,700

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
1,359,000 King Yuan Electronics Co Ltd $ 14,707
239,035 (a) Kinsus Interconnect Technology Corp 6,836
531,000 (a) Kioxia Holdings Corp 308,633
756,007 KLA Corp 228,095
39,485 Koh Young Technology, Inc 827
216,100 (a) Kokusai Electric Corp 14,852
8,428 KoMiCo Ltd 519
39,801 Kulicke & Soffa Industries, Inc 5,324
1,778,816 Lam Research Corp 770,814
54,000 (a) LandMark Optoelectronics Corp 3,555
108,008 (a) Lattice Semiconductor Corp 16,521
283,110 LEENO Industrial, Inc 15,602
287,366 (a) LONGi Green Energy Technology Co Ltd 557
15,486 (a) Loongson Technology Corp Ltd 355
7,380 LX Semicon Co Ltd 197
16,840 M31 Technology Corp 256
27,500 Machvision, Inc 620
58,868 (a) MACOM Technology Solutions Holdings, Inc 22,392
1,311,000 Macronix International 6,596
57,600 Malaysian Pacific Industries Bhd 704
61,000 Marketech International Corp 1,080
1,069,671 Marvell Technology, Inc 318,644
152,223 (a) MaxLinear, Inc 19,489
1,909,865 (a) MediaTek, Inc 260,247
8,289 (a) Megachips Corp 545
15,379 (c) Melexis NV 1,377
517,601 Microchip Technology, Inc 47,205
872,497 Micron Technology, Inc 1,007,115
19,100 (a) Micronics Japan Co Ltd 2,028
63,730 (a) Mitsui High-Tec, Inc 377
43,700 MKS Instruments, Inc 19,438
18,374 Monolithic Power Systems, Inc 25,399
42,550 Montage Technology Co Ltd 1,965
54,000 (a) MPI Corp 10,561
92,000 Myson Century, Inc 195
1,250,000 (a) Nanya Technology Corp 18,294
105,049 (a) National Silicon Industry Group Co Ltd 621
27,978 (a) NAURA Technology Group Co Ltd 3,669
291,610 (a) Navitas Semiconductor Corp 5,226
82,131 (a) Nexchip Semiconductor Corp 721
130,627 (a) Nordic Semiconductor ASA 2,414
64,746 (a) Nova Measuring Instruments Ltd 34,434
349,758 (a) Novatek Microelectronics Corp Ltd 5,915
132,000 (a) Nuvoton Technology Corp 734
26,255,248 Nvidia Corp 5,253,413
28,395 (a) Onto Innovation, Inc 10,746
406,481 (a) Optorun Co Ltd 9,538
328,000 Orient Semiconductor Electronics Ltd 564
210,000 Pan Jit International, Inc 1,225
55,000 (a) Parade Technologies Ltd 1,100
124,000 Phison Electronics Corp 9,602
112,000 Phoenix Silicon International Corp 1,126
75,238 (a) Photronics, Inc 2,447
11,476 (d) Piotech, Inc 1,407
103,000 (a) Pixart Imaging, Inc 778
355,069 Power Integrations, Inc 29,741
2,279,000 (a) Powerchip Semiconductor Manufacturing Corp 5,879
1,106,000 Powertech Technology, Inc 11,959
69,786 (b) Premier Energies Ltd 777
3,526 PSK, Inc 372
14,067 PSK, Inc 1,827
12,596 (a) PVA TePla AG. 652

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
437,673 Qnity Electronics, Inc $ 71,476
620,821 QUALCOMM, Inc 114,722
2,913 Qualitau Ltd 458
3,193,000 Radiant Opto-Electronics Corp 8,767
26,276 (a) Rambus, Inc 3,488
53,000 (a) Raydium Semiconductor Corp 467
304,261 Realtek Semiconductor Corp 7,766
3,042,500 Renesas Electronics Corp 93,918
11,328 RFHIC Corp 472
642,109 (a),(c) Rigetti Computing, Inc 12,406
17,800 Rockchip Electronics Co Ltd 497
227,600 (a) Rohm Co Ltd 7,696
151,070 (a) Rorze Corp 4,614
9,400 (a) RS Technologies Co Ltd 428
10,397 S&S Tech Corp 382
213,800 (a) Sanan Optoelectronics Co Ltd 671
14,013 Sanken Electric Co Ltd 1,000
68,000 (a) SDI Corp 460
112,749 (a) Semtech Corp 18,248
37,682 (a) SFA Semicon Co Ltd 147
22,059 SG Micro Corp 470
8,700 Shenzhen Techwinsemi Technology Co Ltd 1,231
47,500 (a) Shibaura Mechatronics Corp 1,388
34,000 (a) ShunSin Technology Holding Ltd 625
1,363,000 (a) Sigurd Microelectronics Corp 10,299
239,000 Silergy Corp 4,568
292,200 Silicon Integrated Systems Corp 642
9,045 Siltronic AG. 845
16,851 SIMMTECH Co Ltd 1,652
376,000 (a) Sino-American Silicon Products, Inc 2,160
41 (a) SiTime Corp 31
79,000 Sitronix Technology Corp 829
183,571 (a),(c) Sivers Semiconductors AB 1,206
13,420 (a) Skyverse Technology Co Ltd 855
97,034 (a) SkyWater Technology, Inc 3,379
126,700 (a) Socionext, Inc 2,023
18,837 (a) SOITEC 2,535
200,895 (a) SolarEdge Technologies, Inc 11,740
1,428,712 (a) STMicroelectronics NV 105,683
13,897 SUESS MicroTec SE 1,485
254,600 Sumco Corp 6,456
10,048 (a) Suzhou Centec Communications Co Ltd 584
6,852 (a) Suzhou Everbright Photonics Co Ltd 518
10,300 Suzhou Maxwell Technologies Co Ltd 432
16,397 (a) Taesung Co Ltd 457
36,980,458 Taiwan Semiconductor Manufacturing Co Ltd 2,917,398
816,503 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 389,937
164,081 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 292
20,483 TechWing, Inc 723
28,700 (a) Tekscend Photomask Corp 776
50,130 Teradyne, Inc 24,255
1,521,537 Texas Instruments, Inc 453,525
147,261 Tianshui Huatian Technology Co Ltd 488
3,407 Tokai Carbon Korea Co Ltd 611
748,000 Tokyo Electron Ltd 362,671
28,500 (a) Tokyo Seimitsu Co Ltd 3,624
65,948 TongFu Microelectronics Co Ltd 744
181,639 Tongwei Co Ltd 326
132,611 (a) Topco Scientific Co Ltd 2,311
48,600 (a) Towa Corp 1,021
68,597 (a) Tower Semiconductor Ltd (Tel Aviv) 17,761
20,000 (a) Tri Chemical Laboratories, Inc 435

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
77,938 Trina Solar Co Ltd $ 163
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
2,591 TSE Co Ltd 418
75,870 (a) Ultra Clean Holdings 10,818
32,844 Ulvac, Inc 2,133
545,374 (a),(c) UMS Holdings Ltd 1,125
35,229 Unigroup Guoxin Microelectronics Co Ltd 464
341,600 Unisem M Bhd 399
326,913 (a) United ,NV Technology Co Ltd 514
23,827,071 (a) United Microelectronics Corp 127,804
54,000 (a) UPI Semiconductor Corp 462
758,301 (a) Vanguard International Semiconductor Corp 5,236
20,725 (a) Verisilicon Microelectronics Shanghai Co Ltd 1,149
158,000 Via Technologies, Inc 368
77,000 VisEra Technologies Co Ltd 1,261
123,000 Visual Photonics Epitaxy Co Ltd 1,375
434,700 ViTrox Corp Bhd 832
53,388 WAAREE Energies Ltd 1,668
45,534 Will Semiconductor Co Ltd 640
246,000 Win Semiconductors Corp 3,398
2,200,000 Winbond Electronics Corp 14,780
18,000 (a) WinWay Technology Co Ltd 4,669
86,157 WONIK IPS Co Ltd 9,588
48,550 (a),(b) X-Fab Silicon Foundries SE 439
74,243 Xinjiang Daqo New Energy Co Ltd 191
107,000 XinTec, Inc 984
2,888,337 (c) Xinyi Solar Holdings Ltd 761
11,300 (a) Yamaichi Electronics Co Ltd 678
19,710 (a) YC Corp 171
4,696 Yuanjie Semiconductor Technology Co Ltd 1,330
54,906 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 492
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,957,341
SOFTWARE & SERVICES - 5.1%
275,487 360 Security Technology, Inc 354
22,458 (a),(c) Abaxx Technologies, Inc 447
451,464 Accenture plc 56,180
52,400 (a) ACI Worldwide, Inc 2,635
97,208 Addnode Group AB 411
400,105 Adeia, Inc 13,175
98,505 (a) Adobe, Inc 20,196
494,783 (a) Akamai Technologies, Inc 58,488
12,050 Al Moammar Information Systems Co 747
36,800 (a) Alarm.com Holdings, Inc 1,719
105,678 (b) Alfa Financial Software Holdings plc 217
21,270 Alten 1,290
45,953 Amdocs Ltd 2,322
9,429 (a) Appfolio, Inc 1,512
44,960 (a) Appian Corp 1,030
42,800 (a) Appier Group, Inc 215
2,169 (a) Applied Digital Corp 81
97,766 (a) AppLovin Corp 50,372
14,974 Arabian Internet & Communications Services Co 814
49,600 (a) Argo Graphics, Inc 370
319,699 (a) Arteris, Inc 15,534
167,690 (a) ASGN, Inc 2,997
289,600 (b),(c) AsiaInfo Technologies Ltd 165
33,418 Asseco Poland S.A. 1,488
64,044 (a) Atea ASA 1,120
77,382 (a) Atlassian Corp Ltd 6,020
7,408 Atoss Software AG. 568
5,789 Aubay 364
13,574 AurionPro Solutions Ltd 123

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
501,725 (a),(c) Aurora Innovation, Inc $ 3,422
105,023 (a) AvePoint, Inc 1,177
82,780 (a) Backblaze, Inc 1,313
56,872 Bechtle AG. 2,020
16,496 (a) Beijing Kingsoft Office Software, Inc 521
156,398 (a) BILL Holdings, Inc 5,655
133,351 (a) Birlasoft Ltd 404
238,662 (a),(c) Bitdeer Technologies Group 3,788
22,933 Black Box Ltd 230
396,673 (a),(c) BlackBerry Ltd 5,009
69,974 (a) BlackBuck Ltd 393
159,480 (a) Box, Inc 4,233
211,001 Bravura Solutions Ltd 296
681,195 (a) Braze, Inc 14,775
71,237 (a),(c) BTQ Technologies Corp 384
180,668 (a),(c) Bytes Technology Group plc 906
303,505 (a) Cadence Design Systems, Inc 113,912
125,896 CANCOM SE 3,354
384,016 Cap Gemini S.A. 38,552
169,423 (a) Catapult Group International Ltd 363
260,985 (a) CCC Intelligent Solutions Holdings, Inc 1,347
84,801 (a) Cellebrite DI Ltd 1,238
15,499 (c) Cerillion plc 224
133,474 CGI, Inc 8,627
47,981 (a) Check Point Software Technologies 6,306
41,000 China National Software & Service Co Ltd 170
15,412,000 (a) China Youzan Ltd 142
1,838,000 (c) Chinasoft International Ltd 683
283,670 (a) Cipher Mining, Inc 6,950
49,120 (a) Circle Internet Group, Inc 3,076
1,691,771 (a),(c) Cleanspark, Inc 24,615
256,230 Clear Secure, Inc 14,280
12,432 (a) Clobot Co Ltd 255
163,943 (a) Cloudflare, Inc 40,212
230,423 Coforge Ltd 3,577
66,405 (a) Commvault Systems, Inc 9,412
43,407 Computacenter plc 2,461
15,774 Constellation Software, Inc 29,696
369,440 (a) Core Scientific, Inc 9,454
254,947 (a) Crowdstrike Holdings, Inc 194,560
187,380 (a) CS Disco, Inc 708
30,187 (a),(d) CyberArk Software Ltd 1,358
92,877 (a),(c) Cybozu, Inc 1,298
68,430 (a) Cyient Ltd 632
409,217 Dassault Systemes SE 8,347
108,230 Data#3 Ltd 741
201,294 (a) Datadog, Inc 52,409
87,415 (a) Descartes Systems Group, Inc 6,054
29,180 (a) Digimarc Corp 240
14,213 Digital Garage, Inc 167
109,380 (a) Digital Turbine, Inc 1,411
2,045 (a) DigitalOcean Holdings, Inc 321
254,200 (a) Dmall, Inc 198
289,627 (a) DocuSign, Inc 12,865
88,800 (a) DTS Corp 548
223,713 (a),(c) D-Wave Quantum, Inc 5,367
235,900 (a) Dynatrace, Inc 10,358
80,100 (a) Elastic NV 4,567
18,365 (c) Elektrobit Oyj 660
15,249 Elm Co 2,790
19,400 Empyrean Technology Co Ltd 343
33,476 (a) Enghouse Systems Ltd 379

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
9,999 (a) Fair Isaac Corp $ 11,947
517,650 (a) Fastly, Inc 9,504
7,570 Formula Systems 1985 Ltd 788
46,706 (a) Fortinet, Inc 7,175
24,050 (a) Fractal Analytics Ltd 226
35,100 (a),(c) Freee KK 435
823,703 (a) Freshworks, Inc 8,336
4,647,763 (a) Fujitsu Ltd 92,351
38,800 (a) Future Architect, Inc 366
30,275 (a) Gartner, Inc 3,924
198,945 GB Group plc 521
680,600 (a),(c) GDS Holdings Ltd 2,531
1,956,593 Gen Digital, Inc 48,700
30,422 Geovis Technology Co Ltd 187
12,591 GFT Technologies SE 297
60,139 (a) Gitlab, Inc 1,836
44,270 GMO internet, Inc 915
57,856 (a) GoDaddy, Inc 4,911
162,114 (a) Guidewire Software, Inc 19,948
147,102 Hansen Technologies Ltd 452
52,456 (a) Happiest Minds Technologies Ltd 190
557,296 HCL Technologies Ltd 6,330
113,912 Hexaware Technologies Ltd 622
3,126,600 (a),(c) Horizon Robotics 1,639
66,745 (a) HubSpot, Inc 12,182
73,052 Hundsun Technologies, Inc 229
101,394 (a) Hut 8 Corp 11,705
152,719 (a) IBEX Holdings Ltd 4,638
85,383 Iflytek Co Ltd 516
47,351 (a) Indra Sistemas S.A. 2,597
281,000 INESA Intelligent Tech, Inc 193
52,444 (a) Information Services International-Dentsu Ltd 694
1,914,195 Infosys Technologies Ltd 20,294
41,970 (a) Intapp, Inc 1,058
67,768 (a) Intellect Design Arena Ltd 514
19,000 (a) Intelligo Technology, Inc 254
6,210 (c) InterDigital, Inc 1,758
473,870 International Business Machines Corp 133,257
223,011 Intuit, Inc 58,206
36,455 (a) Ionos SE 1,137
48,484 (a),(c) IREN Ltd 2,217
148,119 Iress Market Technology Ltd 634
40,850 Isoftstone Information Technology Group Co Ltd 257
211,213 (a) JFrog Ltd 19,195
46,102 (a) Justsystems Corp 1,042
59,232 (a) Kainos Group plc 601
928,179 (a),(c) Keel Infrastructure Corp 5,328
404,991 (a),(c) Keel Infrastructure Corp 2,319
38,537 (a) Kinaxis, Inc 4,138
1,800,495 (a) Kingdee International Software Group Co Ltd 1,373
2,004,000 (a),(c) Kingsoft Cloud Holdings Ltd 1,195
30,118 (a) Kontron AG. 801
105,531 KPIT Technologies Ltd 750
99,577 (a) Kyndryl Holdings, Inc 1,126
99,067 (a) Lightspeed Commerce, Inc 1,037
179,406 (a) LINK Mobility Group Holding ASA 459
547,000 (b) Linklogis, Inc 130
41,703 (b) LTIMindtree Ltd 1,563
7,624 (a) Macquarie Technology Group Ltd 371
69,440 (a),(c) Marathon Digital Holdings, Inc 965
46,600 (a),(c) Marketingforce Management Ltd 182
14,076 Mastek Ltd 238

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
37,095 Matrix IT Ltd $ 943
105,605 Meeza QSTP LLC 97
152,175 (a),(c) Megaport Ltd 2,295
9,365,348 Microsoft Corp 3,493,462
134,897 (a) MicroStrategy, Inc (Class A) 11,727
671,000 Ming Yuan Cloud Group Holdings Ltd 104
137,940 (a) Mitek Systems, Inc 2,777
29,828 (a) Monday.com Ltd 2,159
35,088 (a),(c) Money Forward, Inc 948
261,715 (a) MongoDB, Inc 87,910
76,414 (a) Mphasis Ltd 1,750
6,371 Nagarro SE 546
852,000 (a),(c),(d) National Agricultural Holdings Ltd 1
236,400 (a),(c) nCino OpCo, Inc 3,865
911,700 NEC Corp 22,011
35,493 Nemetschek SE 2,161
27,110 (a),(b) Netcompany Group A.S. 1,241
50,636 (a) Newgen Software Technologies Ltd 253
759,379 (a) NEXTDC Ltd 7,693
74,031 (a) Nice Systems Ltd 6,705
54,538 (a) Nihon Unisys Ltd 1,436
52,600 (a) Nippon System Development Co Ltd 799
45,584 (a),(c) NS Solutions Corp 957
229,293 (a) Nutanix, Inc 11,685
20,400 (a) OBIC Business Consultants Ltd 766
25,295 Objective Corp Ltd 181
282,740 (a),(c) Octave Intelligence plc 4,561
13,775 (a) Odine Solutions Teknoloji Ticaret VE Sanayi AS. 567
72,332 (a) Okta, Inc 9,870
35,299 One Software Technologies Ltd 675
205,255 (a) Ooma, Inc 3,945
153,448 Open Text Corp (Toronto) 3,396
1,597,639 Oracle Corp 234,134
16,500 Oracle Corp Japan 846
13,622 Oracle Financial Services Software Ltd 1,554
13,632 (a),(c) OVH Groupe SAS 224
1,164 (a),(c) Pagaya Technologies Ltd 21
88,100 (a) PagerDuty, Inc 850
2,472,270 (a) Palantir Technologies, Inc 288,440
1,885,420 (a) Palo Alto Networks, Inc 642,966
162,320 (a) PAR Technology Corp 2,828
64,933 Persistent Systems Ltd 2,977
208,600 (a),(c) Phancy Group Co Ltd 639
14,600 (a),(c) PKSHA Technology, Inc 242
13,726 (c) Planisware S.A. 286
19,900 (a) Plus Alpha Consulting Co Ltd 328
119,700 (a) Pony AI, Inc 845
36,648 (a) POSCO DX Co Ltd 517
254,852 (a) Q2 Holdings, Inc 12,258
14,886 (a),(c) QT Group Oyj 395
233,310 (a),(c) Rackspace Technology, Inc 1,524
256,672 (a) Radware Ltd 7,921
133,800 (a) Rakus Co Ltd 784
62,100 Range Intelligent Computing Technology Group Co Ltd 770
31,556 (a) Rategain Travel Technologies Ltd 301
30,130 (a),(c) REalloys, Inc 435
17,575 Reply S.p.A 1,841
170,300 (a),(c) Riot Platforms, Inc 4,663
138,927 (a) Riskified Ltd 700
73,609 (a) Roper Industries, Inc 24,909
61,820 (a) Rubrik, Inc 4,963
579,461 Sage Group plc 6,287

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
15,400 (a) Sakura Internet, Inc $ 282
283,428 Salesforce, Inc 44,402
141,199 (a) Samsara, Inc 4,579
24,652 Samsung SDS Co Ltd 3,097
15,700 Sangfor Technologies, Inc 225
512,400 Sansan, Inc 4,931
1,067,017 SAP AG. 164,479
1,315 Secunet Security Networks AG. 254
17,458,000 (a),(b),(c) SenseTime Group, Inc 3,005
248,507 (a) SentinelOne, Inc 4,217
329,469 (a) ServiceNow, Inc 32,710
216,700 Shanghai 2345 Network Holding Group Co Ltd 210
68,322 Shanghai Baosight Software Co Ltd 168
200,265 (a),(c) SHIFT, Inc 836
1,337,084 (a) Shopify, Inc (Class A) 152,974
130,683 (a) Shopify, Inc (Class A) 14,921
353,620 (a),(c) Silvaco Group, Inc 4,876
111,500 (a) Simplex Holdings, Inc 645
396,385 (a),(b) Sinch AB 1,555
177,584 (a) SiteMinder Ltd 504
1,206,893 (a) Snowflake, Inc 307,154
94,262 Softcat plc 2,296
1,119,460 (a),(c) Soluna Holdings, Inc 1,511
113,107 Sonata Software Ltd 321
11,027 Sopra Group S.A. 1,762
4,927 (a),(c) SoundHound AI, Inc 32
560,224 (c) SUNeVision Holdings Ltd 312
56,510 (a) Synopsys, Inc 25,207
1,912,027 (a) Systena Corp 4,677
128,000 Systex Corp 542
41,798 Tanla Platforms Ltd 235
513,493 (a) Tata Consultancy Services Ltd 11,037
183,923 Tata Elxsi Ltd 7,461
1,667,468 Tata Technologies Ltd 12,068
104,768 (a),(b) TeamViewer SE 589
339,509 (a) Tech Mahindra Ltd 5,053
214,553 Technology One Ltd 4,402
208,840 (a) Telos Corp 961
36,565 Temenos Group AG. 2,991
464,348 (a) Teradata Corp 16,090
12,975 (a) Terawulf, Inc 320
651,460 (a) Thryv Holdings, Inc 2,567
76,327 (a),(c) Tietoenator Oyj 1,597
132,700 (a) TIS, Inc 2,597
46,578 (a) TomTom NV 248
339,500 TOTVS S.A. 1,887
86,000 (a) Trend Micro, Inc 3,186
933,617 Tuya, Inc (ADR) 1,643
60,883 (a) Twilio, Inc 12,562
172,947 (a),(c) UiPath, Inc 1,880
559,801 (a) Unity Software, Inc 15,999
540,530 (a) Varonis Systems, Inc 22,681
35,981 VeriSign, Inc 9,051
174,880 (a),(c) Via Transportation, Inc 3,172
26,277 (a),(c) Vitec Software Group AB 619
98,900 (a),(c) VNET Group, Inc (ADR) 795
1,378,000 (a),(c) Vobile Group Ltd 406
5,804 (a),(c) Wavestone 259
2,506,000 (a),(b),(c) Weimob, Inc 364
1,011,200 (a),(c) WellCell Holdings Co Ltd 50
7,654 (c) Wiit S.p.A 303
15,300 (a),(c) WingArc1st, Inc 221

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
1,586,451 Wipro Ltd $ 2,864
139,233 WiseTech Global Ltd 3,194
26,612 (a),(c) Wix.com Ltd 1,207
221,341 (a) Workday, Inc 27,097
121,869 (a) Workiva, Inc 5,912
116,755 (a) Xero Ltd 5,870
123,937 (a),(c) Yandex NV 34,228
129,287 Yonyou Network Technology Co Ltd 176
88,458 (a) Zensar Technologies Ltd 398
895,512 (a) Zeta Global Holdings Corp 17,624
71,500 (a) Zuken, Inc 2,028
TOTAL SOFTWARE & SERVICES 7,389,501
TECHNOLOGY HARDWARE & EQUIPMENT - 9.2%
6,414 (a) 2CRSI SACA 225
481,944 AAC Technologies Holdings, Inc 2,641
59,628 (a) Ability Opto-Electronics Technology Co Ltd 356
33,100 Accelink Technologies Co Ltd 1,270
311,402 (a) Accton Technology Corp 24,838
2,062,000 Acer, Inc 2,156
16,142 (a) Aditya Infotech Ltd 623
203,988 (a) ADTRAN Holdings, Inc 2,835
20,040 Advanced Energy Industries, Inc 7,472
9,500 Advanced Fiber Resources Zhuhai Ltd 539
298,543 Advantech Co Ltd 4,658
25,006 Ai Holdings Corp 414
54,000 All Ring Tech Co Ltd 1,737
112,000 Alpha Networks, Inc 121
124,800 (a) Alps Electric Co Ltd 1,584
4,414 ALSO Holding AG. 1,054
39,950 (a) Amano Corp 897
3,550,574 Amphenol Corp (Class A) 626,037
22,360 Anker Innovations Technology Co Ltd 346
873,393 (a) Anritsu Corp 24,029
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
17,138,539 (f) Apple, Inc 4,959,208
17,309 (a) Applied Optoelectronics, Inc 2,565
1,536,000 Arcadyan Technology Corp 9,311
1,858,816 (a) Arista Networks, Inc 315,776
719,527 (a) Arlo Technologies, Inc 9,699
151,000 Asia Optical Co, Inc 684
203,000 Asia Vital Components Co Ltd 16,421
295,000 (a) ASROCK, Inc 2,184
26,174 Astra Microwave Products Ltd 488
420,026 (a) Asustek Computer, Inc 9,321
145,317 AT&S Austria Technologie & Systemtechnik AG. 35,120
4,101,000 AU Optronics Corp 4,280
50,000 AURAS Technology Co Ltd 1,619
23,565 (a),(b) Avalon Technologies Ltd 450
75,000 Avary Holding Shenzhen Co Ltd 1,175
43,300 Avnet, Inc 3,846
313,000 (a) Azbil Corp 3,333
160,467 Barco NV 1,543
202,438 Benchmark Electronics, Inc 19,975
923,320 Benq Corp 997
1,382,537 BOE Technology Group Co Ltd 1,778
258,200 (a) Brother Industries Ltd 5,874
493,439 (c) BYD Electronic International Co Ltd 1,326
2,365,300 CalComp Electronics Thailand PCL 651
94,740 (a) Calix, Inc 3,536
64,780 Canon Marketing Japan, Inc 1,380
276,000 (a) Catcher Technology Co Ltd 1,818
56,221 CDW Corp 7,907

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
97,985 (a) Celestica, Inc $ 35,735
278,000 Chang Wah Electromaterials, Inc 472
73,145 Chaozhou Three-Circle Group Co Ltd 1,828
45,000 Chenbro Micom Co Ltd 1,841
207,000 Cheng Uei Precision Industry Co Ltd 249
88,000 (a) Chenming Mold Industry Corp 302
441,000 Chicony Electronics Co Ltd 1,450
489,600 (a),(d) China Fiber Optic Network System Group Ltd 1
129,557 (a) China Greatwall Technology Group Co Ltd 367
227,000 Chroma ATE, Inc 15,775
16,000 (a) Chunghwa Precision Test Tech Co Ltd 1,549
1,631 (a),(c) Cicor Technologies Ltd 247
128,670 (a) CICT Mobile Communication Technology Co Ltd 379
221,945 (a) Ciena Corp 108,877
5,684,805 Cisco Systems, Inc 667,737
152,000 (a) Citizen Watch Co Ltd 2,284
170,000 Clevo Co 223
78,018 Codan Ltd 2,396
72,253 Cognex Corp 5,233
197,979 (a) Coherent Corp 78,097
1,268,000 Comba Telecom Systems Holdings Ltd 159
5,326 Comet Holding AG. 2,701
372,731 CommScope Holding Co, Inc 4,764
2,529,000 Compal Electronics, Inc 2,833
3,991,000 Compeq Manufacturing Co Ltd 29,664
178,000 Coretronic Corp 490
638,852 Corning, Inc 163,182
16,941 (a) CosmoAM&T Co Ltd 435
208,000 (c) Cowell e Holdings, Inc 625
69,970 (c) Crane NXT Co 3,580
25,190 Daeduck Electronics Co Ltd 2,553
8,723 Daejoo Electronic Materials Co Ltd 554
54,070 (a) Daiwabo Co Ltd 1,152
136,570 (a) DataTec Ltd 769
333,070 Dell Technologies, Inc 143,706
1,945,670 Delta Electronics Thailand PCL 19,400
2,053,673 Delta Electronics, Inc 128,978
14,000 (a) Delton Technology Guangzhou, Inc 493
114,203 (a) Dexerials Corp 3,040
71,403 Dicker Data Ltd 623
185,093 (a) Dynamic Holding Co Ltd 1,039
102,000 (a) Dynapack International Technology Corp 1,351
510,247 E Ink Holdings, Inc 3,484
18,548 (a) Eizo Nanao Corp 285
327,596 (a) Elecom Co Ltd 3,613
179,000 Elite Material Co Ltd 30,946
134,438 (a) Elsight Ltd 666
78,679 Ennoconn Corp 922
3,200 (a) Enplas Corp 255
51,912 Eoptolink Technology, Inc Ltd 4,709
1,605,809 Ericsson (LM) (B Shares) 18,009
11,200 (a) EverProX Technologies Co Ltd 465
21,091 (a),(c) Evertz Technologies Ltd 284
349,918 (a) Extreme Networks, Inc 11,327
35,200 (a) F5 Networks, Inc 14,642
604 (a) Fabrinet 339
51,500 (a) Fiberhome Telecommunication Technologies Co Ltd 565
212,000 FIH Mobile Ltd 510
54,000 (a) First Hi-Tec Enterprise Co Ltd 536
203,000 FLEXium Interconnect, Inc 457
958,876 (a) Flextronics International Ltd 155,405
38,000 Fositek Corp 2,033

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
167,100 (a) Founder Technology Group Corp $ 344
396,124 Foxconn Industrial Internet Co Ltd 4,266
691,000 (a) Foxconn Technology Co Ltd 1,212
1,707,900 FUJIFILM Holdings Corp 36,538
309,000 (a) Fulltech Fiber Glass Corp 1,102
16,400 (a),(c) Furuno Electric Co Ltd 581
10,500 Furuya Metal Co Ltd 533
888,000 Genius Electronic Optical Co Ltd 18,546
72,365 Genus Power Infrastructures Ltd 230
12,060 Genus Power Infrastructures Ltd 4
313,000 Getac Holdings Corp 998
331,000 (a) Gigabyte Technology Co Ltd 3,617
53,086 (a) Gilat Satellite Networks Ltd 708
188,392 (a) Global Brands Manufacture Ltd 638
144,422 GoerTek, Inc 482
209,000 Gold Circuit Electronics Ltd 8,026
95,000 Guangzhou Haige Communications Group, Inc Co 180
9,700 (a),(c) Hakuto Co Ltd 273
1,318,126 (a) Halma plc 68,896
213,600 (a) Hamamatsu Photonics KK 3,570
194,440 (a) Hannstar Board Corp 551
1,669,000 (a) HannStar Display Corp 1,044
25,172 (a) Hanwha Industrial Solutions Co Ltd 897
16,704 Hanza AB 249
593,588 (a) Harmonic, Inc 9,693
93,400 Hengtong Optic-electric Co Ltd 1,526
576,195 Hewlett Packard Enterprise Co 25,992
1,548,950 Hexagon AB 12,815
502,000 High Tech Computer Corp 723
7,500 (a) Hioki EE Corp 568
135,400 (a) Hirose Electric Co Ltd 24,314
145,915 HMS Networks AB 7,603
13,300 (a) Hochiki Corp 160
21,290,640 (a) Hon Hai Precision Industry Co, Ltd 169,893
1,272 (a) Honeywell Automation India Ltd 535
25,399 (a) Horiba Ltd 4,361
31,800 (a) Hosiden Corp 533
397,244 HP, Inc 8,716
38,600 Huagong Tech Co Ltd 1,061
44,100 Huaqin Co Ltd 487
169,700 (a) Ibiden Co Ltd 25,622
129,000 I-Chiun Precision Industry Co Ltd 983
12,346 Inficon Holding AG. 2,789
77,153 (c) Ingram Micro Holding Corp 2,116
57,224 Innodisk Corp 2,986
4,661,641 InnoLux Display Corp 10,317
109,700 (a) Insight Enterprises, Inc 13,361
60,500 Inspur Electronic Information Industry Co Ltd 629
81,300 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 222
4,997 Intellian Technologies, Inc 255
1,556,172 (a) Inventec Co Ltd 3,299
69,944 (a),(c) IonQ, Inc 3,725
39,743 IsuPetasys Co Ltd 3,041
161,000 (a) ITEQ Corp 1,902
402,800 ITMAX SYSTEM Bhd 483
162,487 Ituran Location and Control Ltd 9,913
141,244 Jabil Inc 54,447
626,642 (a) Japan Aviation Electronics Industry Ltd 8,994
511,700 (a),(c) Japan Display, Inc 176
38,473 Jenoptik AG. 2,074
30,788 (a) Jeol Ltd 1,428
55,000 (a) Jess-Link Products Co Ltd 614

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
57,300 Jiangsu Etern Co Ltd $ 577
17,909 (a) JNTC Co Ltd 218
24,900 (a) Kaga Electronics Co Ltd 650
22,545 (a) Kaynes Technology India Ltd 747
15,225,400 KCE Electronics PCL 19,371
239,000 (a) Keyence Corp 120,811
31,462 (a) Keysight Technologies, Inc 11,014
36,000 King Slide Works Co Ltd 8,436
2,098,249 Kingboard Chemical Holdings Ltd 31,790
637,500 Kingboard Laminates Holdings Ltd 8,163
828,000 Kinpo Electronics 930
154,404 Kitron ASA 1,669
19,001 (a) KMW Co Ltd 237
232,573 (a) Knowles Corp 9,647
778,500 (a) Konica Minolta Holdings, Inc 2,659
138,468 (a) Lagercrantz Group AB 3,651
20,837 (c) Landis&Gyr Group AG. 1,116
58,625 Largan Precision Co Ltd 7,942
2,786,375 (b) Legend Holdings Corp 5,047
60,000 (a) Lelon Electronics Corp 870
32,084,399 Lenovo Group Ltd 95,204
184,923 (a) Lens Technology Co Ltd 1,475
183,525 (a) LG Display Co Ltd 1,383
25,033 LG Innotek Co Ltd 16,214
269,984 Lingyi iTech Guangdong Co 695
10,450,277 Lite-On Technology Corp 73,959
29,927 Littelfuse, Inc 13,627
88,904 (a) Logitech International S.A. 8,340
53,000 (a) Lotes Co Ltd 3,575
15,731 Lotte Energy Materials Corp 459
114,542 (a) Lumentum Holdings, Inc 98,284
86,956 (a) LuxNet Corp 1,337
274,524 Luxshare Precision Industry Co Ltd 2,867
95,921 (a) Macnica Holdings, Inc 1,878
6,200 (a) Maruwa Co Ltd 2,767
31,100 (a) Maxell Holdings Ltd 411
19,842 Maxscend Microelectronics Co Ltd 322
13,700 (a) Meiko Electronics Co 2,681
198,000 (a),(c),(d) MH Development Ltd   0^
506,000 Micro-Star International Co Ltd 2,339
822,970 (a) Mirion Technologies, Inc 14,756
630,700 Mitac Holdings Corp 1,747
270,959 Motorola Solutions, Inc 112,527
9,291 (a) M-Tron Industries, Inc 921
1,460,300 (a) Murata Manufacturing Co Ltd 104,827
110,183 Mycronic AB 3,661
625,000 Nan Ya Printed Circuit Board Corp 23,752
69,272 Napco Security Technologies, Inc 2,631
9,621 (a) Nayax Ltd 625
124,384 NCAB Group AB 1,078
85,893 NetApp, Inc 13,293
99,025 (a) Netscout Systems, Inc 4,313
11,731 Netweb Technologies India Ltd 564
53,013 Next Vision Stabilized Systems Ltd 4,286
32,450 (a) Nichicon Corp 844
85,000 (a) Nichidenbo Corp 871
50,576 (a) Nippon Electric Glass Co Ltd 2,064
397,146 (a) nLight, Inc 27,649
15,572 (a) Nohmi Bosai Ltd 394
3,085,887 Nokia Oyj 41,154
20,082 NORBIT ASA 344
119,846 (a) Novanta, Inc 19,444

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
344,836 (a) Oki Electric Industry Co Ltd $ 7,530
127,300 (a) Omron Corp 4,601
63,410 (a),(c) Ondas Holdings, Inc 523
38,152 (a) Oxford Instruments plc 1,542
317,000 Pan-International Industrial 497
3,586 Park Systems Corp 584
40,634 PC Connection, Inc 2,966
1,221,915 Pegatron Corp 3,233
101,920 PG Electroplast Ltd 577
162,823 (a) Plexus Corp 48,956
137,000 Plover Bay Technologies Ltd 139
86,878 (a),(c) Powerfleet, Inc 333
345,000 Primax Electronics Ltd 720
4,609 (a) Priortech Ltd 484
2 Promate Electronic Co Ltd   0^
136,037 (a) Pure Storage, Inc 10,718
363,000 Q Technology Group Co Ltd 319
8,217,390 Quanta Computer, Inc 95,802
151,000 Quanta Storage, Inc 370
121,256 (a),(c) Quantum Computing, Inc 1,176
3,884 QuantumCTek Co Ltd 292
148,793 Ralliant Corp 10,956
41,967 (a) Raspberry PI Holdings plc 460
18,637 Raytron Technology Co Ltd 427
436,885 (a) Redington Ltd 1,281
25,872 Renishaw plc 1,757
369,600 (a) Ricoh Co Ltd 3,220
71,300 (a) Rigaku Holdings Corp 1,112
20,652 (a) Riken Keiki Co Ltd 475
6,566,100 (a),(c) RoboSense Technology Co Ltd 18,757
7,436 (a) Robotis Co Ltd 1,267
25,976 (a) RP Optical Lab Ltd 299
20,559 (a) Ryoyo Ryosan Holdings, Inc 342
35,207 Samsung Electro-Mechanics Co Ltd 50,988
8,251,386 Samsung Electronics Co Ltd 1,830,959
882,707 Samsung Electronics Co Ltd (Preference) 124,481
37,973 Samsung SDI Co Ltd 12,103
160,643 (a) SanDisk Corp 365,259
2,701 (a) Sanmina Corp 684
3,400 (a) Santec Holdings Corp 575
35,000 (a) Scientech Corp 1,012
71,521 Seagate Technology Holdings plc 69,018
202,700 (a) Seiko Epson Corp 3,393
3,200 (a) Seikoh Giken Co Ltd 623
7,145 (a),(b) Sensirion Holding AG. 715
20,027 (a) Seojin System Co Ltd 689
223,000 Sercomm Corp 570
4,882 Sesa S.p.A 501
6,000 (c) SES-imagotag S.A. 867
15,358 Shanghai Friendess Electronic Technology Corp Ltd 242
17,400 Shannon Semiconductor Technology Co Ltd 784
18,657 Sharetronic Data Technology Co Ltd 944
27,115 Shengyi Electronics Co Ltd 533
90,884 Shengyi Technology Co Ltd 2,345
26,849 Shennan Circuits Co Ltd 1,826
54,200 (a) Shenzhen Everwin Precision Technology Co Ltd 224
43,200 Shenzhen Kinwong Electronic Co Ltd 464
16,000 Shenzhen Longsys Electronics Co Ltd 1,685
36,600 Shenzhen Sunway Communication Co Ltd 648
38,775 Shenzhen Transsion Holdings Co Ltd 339
141,300 (a) Shimadzu Corp 3,604
114,000 (a) Simplo Technology Co Ltd 1,504

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
163,000 Sinbon Electronics Co Ltd $ 1,701
61,698 Softwareone Holding AG. 596
56,057 Softwareone Holding AG. 542
73,000 (a) Solomon Technology Corp 303
7,200 (c) Sun Corp 382
7,010,449 Sunny Optical Technology Group Co Ltd 54,896
238,810 (a),(c) Super Micro Computer, Inc 7,004
369,277 (a) Supreme Electronics Co Ltd 1,088
67,941 Suzhou Dongshan Precision Manufacturing Co Ltd 2,659
40,885 Suzhou TFC Optical Communication Co Ltd 1,861
886,000 (a) Synnex Technology International Corp 2,548
46,400 (a) Syntec Optics Holdings, Inc 578
61,224 Syrma SGS Technology Ltd 907
119,000 Taiflex Scientific Co Ltd 566
173,000 (a) Taiwan Surface Mounting Technology Corp 1,169
180,000 Taiwan Union Technology Corp 9,771
87,440 (a) Taiyo Yuden Co Ltd 11,118
789,429 TCL Technology Group Corp 680
164,356 TD SYNNEX Corp 43,939
1,381,900 (a) TDK Corp 31,002
291,328 (a) TE Connectivity plc 58,735
57,332 (a),(b) Tejas Networks Ltd 372
26,778 (a) Teledyne Technologies, Inc 17,858
105,000 Test Research, Inc 1,098
50,000 Thinking Electronic Industrial Co Ltd 502
72,879 (c) Tobii Dynavox AB 441
15,900 (a) Tokyo Electron Device Ltd 385
2,218,827 Tong Hsing Electronic Industries Ltd 18,917
15,685 (a) Toshiba TEC Corp 276
180,000 TPK Holding Co Ltd 459
248,000 Transcend Information, Inc 2,128
1,907,000 (a) Tripod Technology Corp 31,409
143,093 (a) TTM Technologies, Inc 26,761
194,000 TXC Corp 1,158
1,758 Ubiquiti, Inc 939
1,528,777 (a) Unimicron Technology Corp 52,663
120,891 Unisplendour Corp Ltd 517
454,412 Unitech Printed Circuit Board Corp 818
45,000 Universal Microwave Technology, Inc 1,939
73,900 Universal Scientific Industrial Shanghai Co Ltd 357
1,663,900 Venture Corp Ltd 22,055
1,354,707 (a) Viasat, Inc 121,666
32,300 Victory Giant Technology Huizhou Co Ltd 1,666
264,148 Vishay Intertechnology, Inc 14,206
60,590 (a) Vishay Precision Group, Inc 9,083
62,561 Vontier Corp 1,814
515,042 VSTECS Holdings Ltd 586
114,685 (a),(c) Vtech Holdings Ltd 754
1,082,937 (a) Wacom Co Ltd 5,175
144,000 Wah Lee Industrial Corp 592
207,000 (a) Walsin Technology Corp 3,758
340,000 Wasion Holdings Ltd 866
712,881 Western Digital Corp 455,331
190,500 (a),(d) Wintek Corp   0^
14,691,000 (a) Wistron Corp 74,107
1,029,524 (a) Wistron NeWeb Corp 8,550
288,049 Wiwynn Corp 42,550
1,098,000 WPG Holdings Ltd 3,722
537,252 WT Microelectronics Co Ltd 3,641
187,508 Wuhan Guide Infrared Co Ltd 368
72,732 WUS Printed Circuit Kunshan Co Ltd 1,653
12,132,000 (a),(b) Xiaomi Corp 33,697

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
15,750 (a),(d) Ya Hsin Industrial Co Ltd $0^
977,600 Yageo Corp 35,662
12,300 (a) Yangtze Optical Fibre & Cable Joint Stock Ltd 1,006
252,500 (a),(b) Yangtze Optical Fibre and Cable Joint Stock Ltd 8,424
42,765 Yealink Network Technology Corp Ltd 214
21,882 (a) Zebra Technologies Corp (Class A) 5,761
136,818 Zhejiang Dahua Technology Co Ltd 334
35,452 Zhejiang Supcon Technology Co Ltd 617
469,558 Zhen Ding Technology Holding Ltd 9,458
41,192 Zhongji Innolight Co Ltd 7,843
155,603 (a) ZTE Corp 835
473,399 (c) ZTE Corp (Class H) 1,390
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,297,352
TELECOMMUNICATION SERVICES - 0.9%
714,571 Advanced Info Service PCL 8,051
461,807 (b) Airtel Africa plc 2,008
9,436,684 America Movil SAB de C.V. 12,223
148,155 (a),(c) AST SpaceMobile, Inc 13,165
6,787,650 AT&T, Inc 140,504
632 ATN International, Inc 17
168,693 Aussie Broadband Ltd 576
160,880 (a) Bandwidth, Inc 10,184
220,316 BCE, Inc 4,746
6,386,710 Bezeq Israeli Telecommunication Corp Ltd 15,067
3,606,709 Bharti Airtel Ltd 70,653
393,391 Blue Label Telecoms Ltd 188
3,564,371 (a) BT Group plc 8,992
88,582 Cellcom Israel Ltd 916
297,232 (b) Cellnex Telecom S.A. 8,886
23,300 (a) Chief Telecom, Inc 244
2,749,491 (b) China Tower Corp Ltd 3,094
1,223,900 China United Network Communications Ltd 723
2,377,653 (a) Chunghwa Telecom Co Ltd 10,554
1,348,641 Citic Telecom International Holdings Ltd 425
1,892,555 Comcast Corp (Class A) 46,462
1,824,200 Converge Information and Communications Technology Solutions, Inc 302
7,943,000 (a) Dayamitra Telekomunikasi PT 240
3,714,307 Deutsche Telekom AG. 101,268
1,765,444 Digi.Com BHD 1,157
2,169,599 Emirates Telecommunications Group Co PJSC 11,351
105,726 Empresa Nacional de Telecomunicaciones S.A. 413
10,998 Etihad Atheeb Telecommunication Co 261
234,241 Etihad Etisalat Co 3,769
1,096,282 (a) Far EasTone Telecommunications Co Ltd 3,615
254,975 Freenet AG. 6,572
67,906 Gamma Communications plc 757
672,661 (a) Gogo, Inc 2,085
566,618 (a) Helios Towers plc 1,505
89,615 (a) Hellenic Telecommunications Organization S.A. 1,990
591,272 HFCL Ltd 1,338
208,000 HKBN Ltd 155
2,457,000 HKT Trust & HKT Ltd 3,655
107,429 IDT Corp 6,248
810,731 (a) Indus Towers Ltd 3,356
83,348 (a) Internet Initiative Japan, Inc 1,645
105,146 Iridium Communications, Inc 5,767
134,300 (a) Jasmine Technology Solution PCL 130
392,700 KDDI Corp 6,596
12,922,470 Koninklijke KPN NV 63,821
3,083,269 Kuwait Telecommunications Co 6,569
222,725 (a),(c),(d) Let's GOWEX S.A. 3
64,311 LG Telecom Ltd 581

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
71,748 (a) Liberty Global Ltd $ 816
56,415 (a) Liberty Global Ltd 621
960,520 (a) Lumen Technologies, Inc 7,377
205,296 Magyar Telekom 1,747
1,339,583 Maxis Bhd 1,112
99,494 (c) Millicom International Cellular S.A. 9,030
1,157,336 Mobile Telecommunications Co KSCP 2,278
286,591 (a) Mobile Telecommunications Co Saudi Arabia 806
1,094,200 MTN Group Ltd 15,239
2,151,966 NetLink NBN Trust 1,623
3,861,500 Nippon Telegraph & Telephone Corp 3,435
135,048 NOS SGPS S.A. 778
30,600 (a) Okinawa Cellular Telephone Co 692
553,816 Ooredoo QPSC 2,015
2,099,446 Orange S. A. 39,593
109,339 Partner Communications 1,336
2,869,000 PCCW Ltd 1,951
45,599 PLDT, Inc 839
975,205 Proximus plc 6,523
110,837 Quebecor, Inc 5,290
73,794 (b) RAI Way S.p.A 427
72,696 Railtel Corp of India Ltd 237
258,759 (c) Rogers Communications, Inc (Class B) 8,418
14,598,300 Sarana Menara Nusantara Tbk PT 298
1,254,723 Saudi Telecom Co 14,440
5,341,700 (a) Singapore Telecommunications Ltd 18,237
87,977 (a),(d) Sistema PJSFC (GDR) (London) 1
66,211 SK Telecom Co Ltd 3,774
3,463,800 Softbank Group Corp 128,484
48,930 (a) Space Exploration Technologies Corp 8,360
1,054,211 (a) Space42 plc 500
411,614 (c) StarHub Ltd 329
120,023 Sunrise Communications AG. 5,971
366,852 (a) Superloop Ltd 839
3,969 Swisscom AG. 3,061
1,088,506 (a) Taiwan Mobile Co Ltd 3,981
76,884 Tata Communications Ltd 1,602
325,575 (a) Tata Teleservices Maharashtra Ltd 147
463,423 (a) Tele2 AB (B Shares) 8,064
1,303,601 Telecom Corp of New Zealand Ltd 1,388
366,732 Telecom Egypt 691
3,729,825 (a) Telecom Italia S.p.A 33,961
440,820 Telefonica Brasil S.A. 2,899
697,109 Telekom Malaysia BHD 1,274
474,998 Telekomunikacja Polska S.A. 1,808
76,307 Telenor ASA 1,093
1,925,355 TeliaSonera AB 9,378
27,632,701 Telkom Indonesia Persero Tbk PT 3,670
2,016,540 Telkom S.A. Ltd 6,914
2,833,483 Telstra Corp Ltd 9,937
365,547 TELUS Corp 3,866
519,000 TIM S.A. 2,199
782,100 TIME dotCom Bhd 1,183
1,498,638 T-Mobile US, Inc 251,367
308,326 TPG Telecom Ltd 768
6,469,253 True Corp PCL 2,518
201,758 (a) Tuas Ltd 317
700,718 (a) Turkcell Iletisim Hizmet AS 1,618
54,631 United Internet AG. 1,436
50,100 (a),(c) Usen-Next Holdings Co Ltd 509
2,595,447 Verizon Communications, Inc 109,891
386,594 (c) Vodacom Group Ltd 3,582

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
5,792,033 Vodafone Group plc $ 7,666
16,525,594 (a) Vodafone Idea Ltd 2,528
1,304,694 Vodafone Qatar QSC 950
4,107,900 XL Axiata Tbk PT 547
191,537 Zegona Communications plc 4,047
TOTAL TELECOMMUNICATION SERVICES 1,371,103
TRANSPORTATION - 1.4%
339,912 Adani Ports & Special Economic Zone Ltd 6,511
29,731 Aegean Airlines S.A. 432
575,297 (b) Aena SME S.A. 17,531
25,285 (c) Aeroports de Paris 3,297
3,236,542 Agility Global PLC 1,551
1,288,031 Agility Public Warehousing Co KSC 600
1,410,274 Air Arabia PJSC 2,095
102,139 (a) Air Canada 1,782
440,429 (a) Air China Ltd 394
89,871 (a) Air France-KLM 1,399
1,414,105 Air New Zealand Ltd 353
998,200 (a) AirAsia X BHD 295
2,645,788 Airports of Thailand PCL 5,153
372,498 (a) Alaska Air Group, Inc 19,444
260,638 (b) ALD S.A. 3,433
22,900 (a) All Nippon Airways Co Ltd 419
727,840 (a) American Airlines Group, Inc 13,152
322,000 (c) Anhui Expressway Co Ltd 601
1,892 AP Moller - Maersk AS (Class A) 4,367
2,741 AP Moller - Maersk AS (Class B) 6,511
138,999 ArcBest Corp 19,952
15,482 (a) Asiana Airlines, Inc 74
41,537 Athens International Airport S.A. 513
702,981 Atlas Arteria Ltd 2,482
1,469,016 Auckland International Airport Ltd 6,973
1,231,062 Aurizon Holdings Ltd 3,561
7,436 (a),(c) Avis Budget Group, Inc 1,099
47,850 (a) AZ-COM MARUWA Holdings, Inc 236
641,900 Bangkok Airways PCL 359
3,504,062 Bangkok Expressway & Metro PCL 656
1,502,000 (a) Beijing Capital International Airport Co Ltd 278
1,782,300 Beijing-Shanghai High Speed Railway Co Ltd 1,191
4,426 Blue Dart Express Ltd 228
6,649,800 (a) BTS Group Holdings PCL 422
630,396 Canadian National Railway Co 75,230
761,081 Canadian Pacific Railway Ltd 65,984
4,985 Cargojet, Inc 298
110,200 (a) Central Japan Railway Co 2,352
78,257 CH Robinson Worldwide, Inc 14,739
1,535,000 (a) China Airlines 1,148
663,900 (a) China Eastern Airlines Corp Ltd 374
219,000 China Merchants Expressway Network & Technology Holdings Co Ltd 296
788,667 China Merchants Holdings International Co Ltd 1,243
410,859 (a) China Southern Airlines Co Ltd (Class A) 314
45,724 Cia de Distribucion Integral Logista Holdings S.A. 1,764
10,499,173 Cia Sud Americana de Vapores S.A. 499
5,974 CJ Logistics Corp 288
22,146 Clarkson plc 1,224
1,488,800 (c) ComfortDelgro Corp Ltd 1,544
150,124 Container Corp Of India Ltd 755
718,700 (a),(c) Controladora Vuela Cia de Aviacion SAB de C.V. 671
1,000,000 COSCO Pacific Ltd 572
438,015 COSCO SHIPPING Holdings Co Ltd - A 857
1,455,809 COSCO SHIPPING Holdings Co Ltd - H 2,419
424,000 COSCO SHIPPING International Hong Kong Co Ltd 289

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
76,894 (a) Costamare Bulkers Holdings Ltd $ 1,350
1,832,543 CSX Corp 87,101
59,829 CTT-Correios de Portugal S.A. 396
13,026 D/S Norden 548
678,500 Daqin Railway Co Ltd 461
378,232 (a) Delhivery Ltd 1,889
527,349 (a) Delta Air Lines, Inc 49,392
453,890 Deutsche Lufthansa AG. 5,201
1,750,524 Deutsche Post AG. 106,426
24,735 Dfds A.S. 425
35,000 Dong Fang Offshore Co Ltd 136
632,373 DSV AS 150,475
539,786 Dubai Taxi Co PJSC 344
137,600 (a) East Japan Railway Co 2,876
224,952 easyJet plc 1,664
195,400 EcoRodovias Infraestrutura e Logistica S.A. 282
233,014 El Al Israel Airlines 1,161
184,392 Enav S.p.A 1,095
1,595,000 Eva Airways Corp 2,262
98,500 (a) Evergreen International Storage & Transport Corp 151
679,013 Evergreen Marine Corp Taiwan Ltd 3,942
18,157 Exchange Income Corp 1,694
19,162 Expeditors International Washington, Inc 3,123
468,188 FedEx Corp 146,604
96,936 (a) FedEx Freight Holding Co, Inc 14,637
10,439 Ferrari Group plc 85
68,648 (c) Finnair Oyj 416
3,183,138 (a) Firstgroup plc 7,929
14,051 Flughafen Zuerich AG. 4,346
34,464 (a) flynas Co SJSC 511
27,789 Fraport AG. Frankfurt Airport Services Worldwide 2,319
11,560 (a) Fukuyama Transporting Co Ltd 395
435,000 (a) Full Truck Alliance Co Ltd (ADR) 3,532
93,391 Genco Shipping & Trading Ltd 2,314
194,659 Getlink S.E. 4,138
1,829,889 (a) GMR Infrastructure Ltd 2,170
1,717,221 (a) Grab Holdings Ltd 6,474
432,519 Grindrod Ltd 706
170,800 (c) Grupo Aeroportuario del Centro Norte Sab de C.V. 2,418
241,544 (c) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 6,109
107,733 (c) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,292
708,000 Guangshen Railway Co Ltd 185
248,552 (a) Gujarat Pipavav Port Ltd 397
493,109 (a) Gulf Navigation Holding PJSC 392
128,700 (a) GXO Logistics, Inc 6,525
1,528,300 (a) Hainan Airlines Holding Co Ltd 305
42,200 (a) Hamakyorex Co Ltd 473
145,000 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 135
34,100 (a) Hankyu Hanshin Holdings, Inc 897
273,500 (a) Hidrovias do Brasil S.A. 197
142,163 HMM Co Ltd 1,719
72,997 Hoegh Autoliners ASA 1,069
9,859,851 Hutchison Port Holdings Trust 1,686
23,626 Hyundai Glovis Co Ltd 2,832
2,465 (a) ID Logistics Group 964
53,638 (a),(c) Iino Kaiun Kaisha Ltd 462
119,602 (b) InterGlobe Aviation Ltd 6,795
870,274 (c) International Consolidated Airlines Group S.A. 5,525
609,405 International Container Term Services, Inc 8,868
1,461,600 (a) J&T Global Express Ltd 1,561
2,258,000 Japan Airlines Co Ltd 39,457
42,100 (a) Japan Airport Terminal Co Ltd 1,313

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
1,481,000 Jasa Marga Persero Tbk PT $ 225
33,065 Jazeera Airways Co KSCP 188
94,708 JB Hunt Transport Services, Inc 27,411
1,037,100 (a),(b) JD Logistics, Inc 1,561
774,906 JET2 plc 13,261
552,224 (a) JetBlue Airways Corp 3,164
552,665 (a),(c) Joby Aviation, Inc 4,930
2,747 Jungfraubahn Holding AG. 890
60,000 (a) Kamigumi Co Ltd 1,883
50,200 (a) Kawasaki Kisen Kaisha Ltd 769
143,000 (a) Keihin Electric Express Railway Co Ltd 1,298
337,300 (a) Keio Corp 1,554
290,900 (a) Keisei Electric Railway Co Ltd 2,082
108,128 Kelsian Group Ltd 336
260,509 Kerry Logistics Network Ltd 183
125,500 (a) Kintetsu Corp 2,611
23,324 (a) Kirby Corp 3,171
180,477 Knight-Swift Transportation Holdings, Inc 14,054
21,568 (a) Konoike Transport Co Ltd 361
116,025 Korean Air Lines Co Ltd 2,079
36,556 Kuehne & Nagel International AG. 8,870
95,400 (a) Kyushu Railway Co 2,055
213,447,550 Lan Airlines S.A. 6,207
59 Landstar System, Inc 12
137,161 (a) LDR Turizm AS. 259
7,090,742 Localiza Rent A Car 57,058
7,063 Localiza Rent a Car S.A. 55
4,338 Lotte Rental Co Ltd 79
167,593 (a) Lyft, Inc (Class A) 2,449
955,821 Marten Transport Ltd 16,583
8,830 (a) Maruzen Showa Unyu Co Ltd 402
799,240 MISC Bhd 1,529
172,240 (a) Mitsubishi Logistics Corp 1,642
49,200 (a) Mitsui OSK Lines Ltd 1,576
39,542 (a) Mitsui-Soko Co Ltd 826
620,572 Motiva Infraestrutura de Mobilidade S.A. 1,758
72,400 Movida Participacoes S.A. 132
242,992 MPC Container Ships ASA 622
1,343,000 (c) MTR Corp 5,238
52,512 (c) Mullen Group Ltd 805
140,100 (a),(c) Nagoya Railroad Co Ltd 1,593
65,127 (a) Nankai Electric Railway Co Ltd 1,142
142,300 (a),(c) Nippon Express Holdings, Inc 4,434
69,898 (a),(c) Nippon Konpo Unyu Soko Co Ltd 2,546
58,900 (a) Nippon Yusen Kabushiki Kaisha 1,905
40,000 (a) Nishi-Nippon Railroad Co Ltd 720
114,420 Norfolk Southern Corp 35,995
366,381 Norwegian Air Shuttle AS 545
7,461 (a) NTG Nordic Transport Group A.S. 220
222,800 (a) Odakyu Electric Railway Co Ltd 2,289
15,016 Odfjell SE 158
22,346 Oesterreichische Post AG. 791
252,360 Old Dominion Freight Line 54,661
81,000 (c) Orient Overseas International Ltd 1,262
3,066,290 Pacific Basin Shipping Ltd 1,057
1,397,573 Pan Ocean Co Ltd 4,298
594,691 Pangaea Logistics Solutions Ltd 3,865
99,071 (a) Pasifik Eurasia Lojistik Dis Ticaret AS. 220
152,894 (a) Pegasus Hava Tasimaciligi AS. 575
4,223 (a) Piraeus Port Authority 219
122,980 (a) Proficient Auto Logistics, Inc 837
107,317 (a) Promotora y Operadora de Infraestructura SAB de C.V. 1,705

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
639,986 Qantas Airways Ltd $ 4,702
1,075,927 Qatar Navigation QSC 3,012
1,217,683 Qube Holdings Ltd 4,300
188,557 Redde Northgate plc 1,136
3,312,400 Regional Container Lines PCL 3,170
525,843 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 248
772,246 Rumo S.A. 2,009
376,034 Ryanair Holdings plc 11,754
47,490 Ryder System, Inc 12,526
591,968 Safe Bulkers, Inc 3,735
61,597 (a) Sagami Railway Co Ltd 944
18,498 (a) Saia, Inc 7,791
96 (a),(d) SAir Group   0^
12,040 (a) Sakai Moving Service Co Ltd 216
21,592 SAL Saudi Logistics Services 1,035
5,069,550 Salik Co PJSC 8,123
28,850 (a) Sankyu, Inc 1,538
72,593 Saudi Ground Services Co 600
33,129 Saudi Industrial Services Co 297
11,204 (a) SBS Holdings, Inc 299
30,100 Seibu Holdings, Inc 590
65,506 (a) Seino Holdings Corp 1,061
94,796 (a) Senko Co Ltd 1,146
180,239 SF Holding Co Ltd 832
177,600 (a) SG Holdings Co Ltd 1,686
39,996 (a) Shanghai International Airport Co Ltd 136
74,000 (a),(c) Shenzhen Expressway Co Ltd 60
1,133,000 (c) Shenzhen International Holdings Ltd 770
6,900 (a) Shinwa Kaiun Kaisha Ltd 275
99,784 Shipping Corp of India Ltd 322
176,600 (a),(c) SIA Engineering Co Ltd 473
558,000 (c) Sichuan Expressway Co Ltd 306
139,700 SIMPAR S.A. 211
1,305,450 (a) Singapore Airlines Ltd 7,763
625,224 (a) Singapore Airport Terminal Services Ltd 2,194
1,169,419 (a),(c) Singapore Post Ltd 307
1,165,000 SITC International Holdings Co Ltd 4,673
10,578 Sixt AG. 771
12,426 Sixt AG. (Preference) 775
114,280 (a) Skywest, Inc 11,351
199,281 Southwest Airlines Co 10,247
33,200 Spring Airlines Co Ltd 224
891,000 (a) Starlux Airlines Co Ltd 591
18,228 Stolt-Nielsen Ltd 537
31,183 (a) Sumitomo Warehouse Co Ltd 719
279,000 (a) Taiwan High Speed Rail Corp 232
119,737 (a) TAV Havalimanlari Holding AS 727
66,200 TFI International, Inc 9,529
108,000 Tigerair Taiwan Co Ltd 212
250,535 (c) TNT NV 264
128,000 (a) Tobu Railway Co Ltd 2,307
182,400 (a),(c) Tokyo Metro Co Ltd 1,595
350,300 (a) Tokyu Corp 3,614
5,648,600 (a),(d) Trada Alam Minera Tbk PT   0^
658,100 (a) Transcoal Pacific Tbk PT 259
26,549 (a) Transport Corp of India Ltd 259
2,692,368 Transurban Group 26,770
213,000 (c) TS Lines Ltd 208
335,718 Turk Hava Yollari AO 2,354
1,362,569 (a) Uber Technologies, Inc 98,323
278,000 U-Ming Marine Transport Corp 527
1,335,393 Union Pacific Corp 363,227

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
152,324 (a) United Airlines Holdings, Inc $ 20,715
42,832 United International Transportation Co 344
307,501 United Parcel Service, Inc (Class B) 33,056
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 188
205,467 (a) Virgin Australia Holdings Ltd 439
67,336 (a),(d) Virgin Australia Holdings Pty Ltd   0^
71,508 Wallenius Wilhelmsen ASA 949
442,350 (a) Wan Hai Lines Ltd 1,102
123,500 (a) Werner Enterprises, Inc 5,386
58,500 (a) West Japan Railway Co 980
25,502 (c) Westshore Terminals Investment Corp 674
7,853 Wilh Wilhelmsen ASA 545
321,000 Wisdom Marine Lines Co Ltd 735
54,814 (a) XPO, Inc 11,253
165,300 (a) Yamato Transport Co Ltd 1,870
1,072,000 (a) Yang Ming Marine Transport 1,753
1,754,300 Yangzijiang Maritime Development Ltd 802
111,559 YTO Express Group Co Ltd 260
2,462,000 Yuexiu Transport Infrastructure Ltd 1,135
84,405 ZIM Integrated Shipping Services Ltd 2,195
237,250 ZTO Express Cayman, Inc 5,250
TOTAL TRANSPORTATION 2,039,448
UTILITIES - 2.5%
1,119,057 A2A S.p.A. 2,886
2,995,800 Aboitiz Equity Ventures, Inc 1,606
18,667 (a),(c) Acciona S.A. 5,914
38,041 ACEA S.p.A. 944
9,224,000 ACEN Corp 455
55,572 Acme Solar Holdings Ltd 224
144,311 (a) ACWA Power Co 7,455
1,958,011 (a) Adani Power Ltd 4,634
3,002,316 AGL Energy Ltd 17,372
2,182,532 Aguas Andinas S.A. 781
520,552 (a) Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 446
169,365 Aksa Enerji Uretim AS 295
523,120 (c) Algonquin Power & Utilities Corp 3,076
14,395 AlKhorayef Water & Power Technologies Co 424
2,601,795 (c) Alliant Energy Corp 198,491
220,855 AltaGas Ltd 8,158
129,133 Alupar Investimento S.A. 806
645,902 Ameren Corp 73,013
1,560,669 American Electric Power Co, Inc 213,515
67,170 American States Water Co 5,550
956,291 APA Group 6,700
27,719 Ascopiave S.p.A. 93
52,714 Atco Ltd 2,754
37,711 Athens Water Supply & Sewage Co S.A. 463
253,603 (a) Auren Energia S.A. 570
214 (a) Axia Energia S.A. 2
805,203 Axia Energia S.A. 8,482
225,286 (a) Axia Energia S.A. 2,313
32,948 Aygaz AS 151
483,900 B Grimm Power PCL 249
982,000 BCPG PCL 210
314,179 Beijing Enterprises Holdings Ltd 1,078
2,632,000 Beijing Enterprises Water Group Ltd 759
1,328,000 Beijing Jingneng Clean Energy Co Ltd 305
15,267 BKW AG. 2,567
260,670 Black Hills Corp 19,394
63,333 Boralex, Inc 1,652
84,204 (c) Brookfield Infrastructure Corp 3,247
98,082 Brookfield Renewable Corp 3,646

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
91,142 Canadian Utilities Ltd $ 3,388
113,447 (c) Capital Power Corp 5,912
386,997 CESC Ltd 691
77,672 CEZ AS 4,543
910,000 CGN New Energy Holdings Co Ltd 250
6,362,000 (b) CGN Power Co Ltd 2,175
2,044,000 (a),(c) China Datang Corp Renewable Power Co Ltd 324
1,738,765 (a) China Gas Holdings Ltd 1,150
1,595,044 China Longyuan Power Group Corp Ltd 1,019
782,200 China National Nuclear Power Co Ltd 1,042
2,292,847 (c) China Power International Development Ltd 802
597,012 China Resources Gas Group Ltd 1,116
1,288,373 (c) China Resources Power Holdings Co 2,785
1,080,900 China Three Gorges Renewables Group Co Ltd 591
580,000 (a),(c) China Water Affairs Group Ltd 324
906,101 China Yangtze Power Co Ltd 3,537
281,800 (a) Chugoku Electric Power Co, Inc 1,545
1,501,336 Cia de Saneamento Basico do Estado de Sao Paulo 8,620
146,400 Cia de Saneamento de Minas Gerais Copasa MG 1,700
278,100 Cia de Saneamento do Parana 385
107,000 Cia de Saneamento do Parana 768
1,037,321 Cia Energetica de Minas Gerais 2,184
1,210,000 Cia Paranaense de Energia 3,521
435,500 CK Infrastructure Holdings Ltd 3,320
103,072 Clearway Energy, Inc (Class C) 3,523
1,182,948 CLP Holdings Ltd 11,057
2,424,000 Cnpc Hong Kong Ltd 1,987
6,139,234 Colbun S.A. 886
235 (a) Consolidated Water Co, Inc 7
216,653 Constellation Energy Corp 53,810
674,901 Contact Energy Ltd 3,574
120,500 CPFL Energia S.A. 1,045
382,400 Datang International Power Generation Co Ltd 402
59,529 (a) Doral Group Renewable Energy Resources Ltd 1,537
242,287 Drax Group plc 2,439
3,735,576 Dubai Electricity & Water Authority PJSC 2,829
2,502,087 Duke Energy Corp 316,714
7,006,684 E.ON AG. 144,085
76,203 (a) Edison International 5,673
596,400 (a) Electric Power Development Co 13,477
107,200 Electricity Generating PCL 388
26,070 Elia Group S.A. 4,151
214,973 Emera, Inc 11,403
1,557,755 Emirates Central Cooling Systems Corp 692
177,337 (c) Enagas 3,437
178,822 Enea S.A. 921
15,495,666 Enel Chile S.A. 1,361
5,072,965 Enel S.p.A. 58,189
111,764 Energias de Portugal S.A. 584
181,745 Energisa S.A. 1,690
207,399 Energix-Renewable Energies Ltd 1,821
3,963,200 Energy Absolute PCL 348
156,957 (b) Enerjisa Enerji AS. 345
2,288,287 (a) Enerya Enerji AS. 528
577,700 (a) Eneva S.A. 2,990
162,367 Engie Brasil Energia S.A. 1,096
284,703 Engie Energia Chile S.A. 556
763,756 Engie S.A. 24,039
85,407 (a) Enlight Renewable Energy Ltd 7,542
455,035 ENN Energy Holdings Ltd 2,351
84,300 ENN Natural Gas Co Ltd 196
556,697 Entergy Corp 63,942

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
128,000 (a),(d) Epure International Ltd $ 1
666,483 Equatorial Energia S.A. 5,027
37,689 ERG S.p.A. 1,030
69,200 Essential Utilities, Inc 2,651
1,047,906 Evergy, Inc 90,571
2,272,183 Eversource Energy 164,211
23,864 EVN AG. 780
360,026 Fortis, Inc 20,626
1,495,119 GAIL India Ltd 2,745
173,700 Gas Malaysia Bhd 226
664,300 GD Power Development Co Ltd 457
428,300 Global Power Synergy PCL 573
10,195 (a) Grenergy Renovables S.A. 1,334
1,771,210 (a) Guangdong Investments Ltd 1,755
335,928 Gujarat Gas Ltd 1,162
2,643,307 Gulf Development PCL 4,913
178,787 (a) Hallador Energy Co 3,109
579,054 Hera S.p.A. 2,415
124,393 (a),(c) Hokkaido Electric Power Co, Inc 713
115,077 (a) Hokuriku Electric Power Co 618
97,757 Holding CO ADMIE IPTO S.A. 519
8,065,247 Hong Kong & China Gas Ltd 6,698
998,000 Hong Kong Electric Holdings Ltd 7,272
384,619 Huadian Power International Corp Ltd (Class A) 253
319,866 (a) Huaneng Power International, Inc - A 359
2,596,751 (c) Huaneng Power International, Inc - H 1,816
234,044 Hydro One Ltd 9,654
8,464,172 Iberdrola S.A. 210,670
43,280 (c) Idacorp, Inc 6,548
410,900 Indraprastha Gas Ltd 716
1,027,900 (a),(d) Inter Far East Energy Corp   0^
273,237 (a) Interconexion Electrica S.A. ESP 2,358
365,751 Inversiones Aguas Metropolitanas S.A. 367
401,142 Iride S.p.A. 1,136
373,874 Italgas S.p.A 4,330
2,578,576 (a) Jaiprakash Power Ventures Ltd 483
254,249 JSW Energy Ltd 1,569
21,600 (a),(c) K&O Energy Group, Inc 254
443,176 (a) Kansai Electric Power Co, Inc 6,263
13,964 Kenon Holdings Ltd 943
159,669 Korea Electric Power Corp 3,847
29,079 Korea Gas Corp 601
68,639 (b) KPI Green Energy Ltd 289
297,600 (a) Kyushu Electric Power Co, Inc 3,017
31,719 Mahanagar Gas Ltd 394
1,794,700 Malakoff Corp Bhd 368
116,792 Manila Electric Co 1,085
788,500 Manila Water Co, Inc 450
434,352 (a) Margun Enerji Uretim Sanayi VE Ticaret AS. 292
925,900 Maynilad Water Services, Inc 301
462,100 Mega First Corp BHD 326
818,679 Mercury NZ Ltd 3,212
954,070 Meridian Energy Ltd 3,156
233,276 (a) Meshek Energy Renewable Energies Ltd 968
138,983 MGE Energy, Inc 11,333
31,363 Miahona 126
271,720 National Central Cooling Co PJSC 195
30,335 (a) National Gas & Industrialization Co 566
11,956,390 National Grid plc 197,205
4,725,458 NextEra Energy, Inc 414,753
1,821,134 NHPC Ltd 1,566
67,887 (a) Nippon Gas Co Ltd 1,202

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
274,345 NiSource, Inc $ 13,045
212,229 NLC India Ltd 723
187,514 Northland Power Income Fund 2,954
90,051 Northwest Natural Holding Co 4,418
119,778 NorthWestern Corp 8,579
134,170 NRG Energy, Inc 19,597
2,781,101 NTPC Ltd 10,485
176,500 OGE Energy Corp 8,589
16,126 (a),(c) Oklo, Inc 844
103,784 (a) OPC Energy Ltd 3,215
1,488,694 Origin Energy Ltd 11,316
326,617 Orsted AS 7,342
100,970 Otter Tail Corp 9,085
16,766 (a) OY Nofar Energy Ltd 1,170
344,186 Pennon Group plc 2,126
460,278 Petronas Gas BHD 1,973
1,040,844 PG&E Corp 17,507
544,705 (a) PGE Polska Grupa Energetyczna S.A. 1,370
651,425 Pinnacle West Capital Corp 69,702
185,456 Portland General Electric Co 9,612
55,922 Power & Water Utility Co for Jubail & Yanbu 565
2,688,739 Power Grid Corp of India Ltd 8,133
70,550,600 PT Perusahaan Gas Negara Persero Tbk 5,400
126,815 PTC India Ltd 243
166,149 Public Power Corp 4,371
269,547 Qatar Electricity & Water Co QSC 1,059
584,200 Ratch Group PCL 555
1,741,908 (a) RattanIndia Power Ltd 166
241,190 Redes Energeticas Nacionais S.A. 1,039
1,957,511 (a) Reliance Power Ltd 515
52,989 Rubis S.C.A 1,860
2,799,498 RWE AG. 181,044
504,908 Saudi Electricity Co 2,392
96,982 (a),(b) Scatec ASA 953
891,319 Scottish & Southern Energy plc 28,756
265,400 SDIC Power Holdings Co Ltd 521
771,400 (c) SembCorp Industries Ltd 3,794
426,730 Sempra Energy 39,562
90,542 Severn Trent plc 3,545
108,800 Shanghai Electric Power Co Ltd 242
143,100 Shenergy Co Ltd 184
102,142 (a) Shikoku Electric Power Co, Inc 927
172,410 (a) Shizuoka Gas Co Ltd 1,332
157,400 Sichuan Chuantou Energy Co Ltd 329
551,941 SJVN Ltd 427
161,032 (c) SJW Corp 9,786
50,246 (a) Solaria Energia y Medio Ambiente S.A. 1,142
884,817 Southern Co 84,686
219,902 Southwest Gas Holdings Inc 19,501
295,677 Spire, Inc 23,089
151,854 (c) Superior Plus Corp 836
913,000 (a) Synergy Grid & Development Phils, Inc 440
401,892 (a) Taiwan Cogeneration Corp 964
19,385 (a) Talen Energy Corp 7,449
1,005,998 Tata Power Co Ltd 4,102
739,150 Tauron Polska Energia S.A. 1,794
51,884 (a) Telecom Plus plc 511
1,607,404 Tenaga Nasional BHD 5,644
845,200 Terna Rete Elettrica Nazionale S.p.A. 9,869
173,800 (a) Toho Gas Co Ltd 1,303
322,500 (a) Tohoku Electric Power Co, Inc 2,120
1,077,100 (a) Tokyo Electric Power Co, Inc 3,078

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
114,596 Torrent Power Ltd $ 1,714
907,000 (c) Towngas Smart Energy Co Ltd 342
193,512 TransAlta Corp 2,677
144,200 Transmissora Alianca de Energia Eletrica S 1,111
1,147,700 TTW PCL 341
15,330 Unitil Corp 808
32,449 (a) VA Tech Wabag Ltd 690
3,999,562 (a) Vedanta Power Ltd 1,702
1,942,312 Veolia Environnement 80,939
41,434 Verbund AG. 2,626
466,934 Vistra Corp 74,070
28,190 (a),(c) Voltalia S.A. 236
735,806 WEC Energy Group, Inc 85,920
926,600 (a) Wintime Energy Group Co Ltd 220
1,418,418 (c) Xinyi Energy Holdings Ltd 161
1,722,700 YTL Power International BHD 1,771
417,900 Zhejiang Zheneng Electric Power Co Ltd 325
350,000 (a),(c) Zhongyu Energy Holdings Ltd 115
1 (a) Zorlu Enerji Elektrik Uretim AS   0^
TOTAL UTILITIES 3,540,012
TOTAL COMMON STOCKS
(Cost $110,922,183) 142,901,770
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 50,000,000 United States Treasury Note/Bond
0 .875% 09/30/26 49,638
200,000 United States Treasury Note/Bond
4 .125 11/15/32 198
TOTAL U.S. TREASURY SECURITIES 49,836
TOTAL GOVERNMENT BONDS
(Cost $49,875) 49,836
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.3%
2,033,728 iShares Core MSCI EAFE ETF 196,417
1,820,129 iShares Core MSCI Emerging Markets ETF 150,779
2,800 iShares Core S&P 500 ETF 2,097
396,563 (c) iShares MSCI Canada ETF 22,858
12,500 iShares MSCI EAFE ETF 1,298
6,399 iShares Russell 2000 ETF 1,923
4,500 SPDR S&P 500 ETF Trust 3,360
6,980 (c) Vanguard Russell 2000 ETF 848
8,543 (c) iShares MSCI EAFE Small-Cap ETF 703
2,780 (c) Vanguard Small-Cap ETF 843
TOTAL INVESTMENT COMPANIES
(Cost $280,813) 381,126

SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
BANKS - 0.0%
1,341 (d) Banco ABC Brasil S.A. 07/31/26 $ 1
TOTAL BANKS 1
CAPITAL GOODS - 0.0%
26,206 (c),(d) Webuild S.p.A 08/02/30 26
TOTAL CAPITAL GOODS 26
CONSUMER DURABLES & APPAREL - 0.0%
138,683 ACS Actividades de Construccion y Servicios S.A. 07/25/26 291
TOTAL CONSUMER DURABLES & APPAREL 291
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27  0^
TOTAL FINANCIAL SERVICES   0^
FOOD, BEVERAGE & TOBACCO - 0.0%
102,146 (d) Greencore Group plc 1
TOTAL FOOD, BEVERAGE & TOBACCO 1
MATERIALS - 0.0%
127,720 Agnico Eagle Mines Ltd 07/29/26 40
18,572 (d) Hanwha Solutions Corp 07/23/26 89
TOTAL MATERIALS 129
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Aduro Biotech, Inc 10/05/30  0^
389 (a),(d) Chinook Therapeutics, Inc   0^
22,850 (d) Kangmei Pharmaceutical Co Ltd 12/31/28  0^
20,027 (c),(d) Tobira Therapeutics, Inc 12/31/28 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 95
TOTAL SOFTWARE & SERVICES 95
UTILITIES - 0.0%
540,420 (d) YTL Corp Bhd 12/31/99 64
399,540 (d) YTL Power International Bhd 12/31/99 153
TOTAL UTILITIES 217
TOTAL RIGHTS/WARRANTS
(Cost $367) 761
TOTAL LONG-TERM INVESTMENTS
(Cost $111,253,238) 143,333,493
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
CERTIFICATE OF DEPOSIT - 0.1%
$ 5,000,000 Bank of America, N.A. 3 .820% 09/04/26 5,000
3,000,000 Bank of America, N.A. 3 .820 01/20/27 3,000
4,000,000 Bank of Montreal 4 .000 02/09/27 4,000
5,000,000 Bank of Montreal 4 .070 04/08/27 5,000
5,000,000 Bank of Nova Scotia 3 .960 11/10/26 5,000
5,000,000 Bank of Nova Scotia 4 .030 03/18/27 5,000
5,000,000 Canadian Imperial Bank of Commerce 3 .970 02/09/27 5,000
5,000,000 Commonwealth Bank of Australia 3 .810 07/13/26 5,000
5,000,000 Commonwealth Bank of Australia 3 .920 10/20/26 5,000
5,000,000 DNB Bank ASA 3 .920 11/04/26 5,000
5,000,000 ING US Funding LLC 3 .950 09/18/26 5,000
5,000,000 Lloyds Bank PLC 3 .930 10/13/26 5,000
5,000,000 MUFG Bank 3 .870 07/21/26 5,000
5,000,000 MUFG Bank 3 .970 10/15/26 5,000
5,000,000 National Australia Bank Ltd 3 .950 12/18/26 5,000
5,000,000 National Bank of Canada 3 .860 11/12/26 5,000
3,500,000 Natixis New York 4 .080 04/16/27 3,500
5,000,000 Nordea Bank ABP 3 .890 08/14/26 5,000
3,250,000 Nordea Bank ABP 3 .920 10/07/26 3,250
1,500,000 Skandinaviska Enskilda Banken AG 3 .920 10/13/26 1,500
4,000,000 Skandinaviska Enskilda Banken AG 3 .930 11/18/26 4,000

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CERTIFICATE OF DEPOSIT (continued)
$ 5,000,000 Sumitomo Mitsui Trust Bank 3 .870% 09/08/26 $ 5,000
5,000,000 Swedbank AB 3 .900 10/21/26 5,000
5,000,000 Swedbank Sparbanken Svenge 3 .880 12/23/26 5,000
5,000,000 Toronto-Dominion Bank 3 .920 09/02/26 5,000
2,500,000 Wells Fargo Bank, N.A. 3 .920 03/18/27 2,500
3,250,000 Westpac Banking Corp 3 .920 10/13/26 3,250
TOTAL CERTIFICATE OF DEPOSIT 120,000
COMMERCIAL PAPER - 0.0%
5,000,000 Australia and New Zealand Banking Group 3 .780 08/11/26 5,000
3,000,000 (g) Canadian Imperial Bank of Commerce 0 .000 03/24/27 2,911
3,000,000 (g) Lloyds Bank PLC 0 .000 08/14/26 2,986
5,000,000 National Australia Bank Ltd 3 .810 08/20/26 5,000
TOTAL COMMERCIAL PAPER 15,897
REPURCHASE AGREEMENTS - 0.3%
50,000,000 (h) Bank of Nova Scotia 3 .640 07/01/26 50,000
75,000,000 (i) Calyon 3 .640 07/01/26 75,000
25,000,000 (j) Deutsche Bank 3 .640 07/01/26 25,000
20,000,000 (k) HSBC 3 .640 07/01/26 20,000
50,000,000 (l) HSBC 3 .650 07/01/26 50,000
50,000,000 (m) JP Morgan Securities LLC 3 .650 07/01/26 50,000
35,000,000 (n) JP Morgan Securities LLC 3 .640 07/01/26 35,000
35,000,000 (o) Merrill Lynch 3 .640 07/01/26 35,000
35,000,000 (p) Nomura 3 .640 07/01/26 35,000
25,000,000 (q) Royal Bank of Scotland 3 .640 07/01/26 25,000
TOTAL REPURCHASE AGREEMENTS 400,000
VARIABLE RATE SECURITIES - 0.0%
5,000,000 Australia and New Zealand Banking Group 3 .820 10/16/26 5,000
TOTAL VARIABLE RATE SECURITIES 5,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $540,897) 540,897
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.3%
8,000,000 (g) Federal Agricultural Mortgage Corp (FAMC) 0 .000 07/29/26 7,977
12,500,000 (g) Federal Agricultural Mortgage Corp (FAMC) 0 .000 12/07/26 12,290
10,000,000 (g) Federal Farm Credit Discount Notes 0 .000 07/14/26 9,986
10,100,000 (g) Federal Home Loan Bank (FHLB) 0 .000 07/15/26 10,085
9,700,000 (g) Federal Home Loan Bank (FHLB) 0 .000 07/31/26 9,670
6,591,000 (g) Federal Home Loan Bank (FHLB) 0 .000 08/05/26 6,567
10,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 08/06/26 9,962
12,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/14/26 11,869
25,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/23/26 24,704
9,135,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/28/26 9,022
5,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 11/06/26 4,933
10,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 12/04/26 9,835
8,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 12/07/26 7,865
10,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 01/29/27 9,775
20,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 02/05/27 19,534
9,400,000 (g) Federal Home Loan Bank (FHLB) 0 .000 06/03/27 9,060
37,600,000 (g) Federal Home Loan Bank Discount Notes 0 .000 07/17/26 37,536
14,420,000 (g) Federal Home Loan Bank Discount Notes 0 .000 07/22/26 14,388
19,200,000 (g) Federal Home Loan Bank Discount Notes 0 .000 08/14/26 19,112
12,250,000 (g) Federal Home Loan Bank Discount Notes 0 .000 08/21/26 12,185
5,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/02/26 4,967
14,315,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/04/26 14,218
11,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/11/26 10,918
5,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/16/26 4,960
5,250,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/18/26 5,207
10,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/25/26 9,911
4,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 10/06/26 3,959
2,615,000 (g) Federal Home Loan Bank Discount Notes 0 .000 10/16/26 2,586

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT AGENCY DEBT (continued)
$ 500,000 (g) Federal Home Loan Bank Discount Notes 0 .000% 11/04/26 $ 493
11,750,000 (g) Federal Home Loan Bank Discount Notes 0 .000 11/25/26 11,569
25,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 01/15/27 24,474
45,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 01/21/27 44,025
TOTAL GOVERNMENT AGENCY DEBT 393,642
REPURCHASE AGREEMENTS - 0.2%
75,000,000 (r) Fixed Income Clearing Corporation 3 .640 07/01/26 75,000
270,558,000 (s) Fixed Income Clearing Corporation 3 .650 07/01/26 270,558
TOTAL REPURCHASE AGREEMENTS 345,558
TREASURY DEBT - 0.2%
32,020,000 (g) United States Treasury Bill 0 .000 07/21/26 31,956
20,000,000 (g) United States Treasury Bill 0 .000 08/13/26 19,915
10,000,000 (g) United States Treasury Bill 0 .000 09/01/26 9,937
20,000,000 (g) United States Treasury Bill 0 .000 09/17/26 19,842
25,000,000 (g) United States Treasury Bill 0 .000 10/13/26 24,731
10,000,000 (g) United States Treasury Bill 0 .000 10/27/26 9,876
25,000,000 (g) United States Treasury Bill 0 .000 11/05/26 24,669
50,000,000 (g) United States Treasury Bill 0 .000 11/12/26 49,301
10,000,000 (g) United States Treasury Bill 0 .000 12/03/26 9,837
12,500,000 (g) United States Treasury Bill 0 .000 12/10/26 12,286
10,000,000 (g) United States Treasury Bill 0 .000 12/17/26 9,822
32,150,000 (g) United States Treasury Bill 0 .000 12/24/26 31,547
TOTAL TREASURY DEBT 253,719
TOTAL SHORT-TERM INVESTMENTS
(Cost $993,207) 992,919
TOTAL INVESTMENTS - 100.4%
(Cost $112,787,342) 144,867,309
OTHER ASSETS & LIABILITIES, NET - (0.4)% (506,846)
NET ASSETS - 100.0% $144,360,463
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts

Total Global Stock

Portfolio of Investments June 30, 2026
(continued)
Cost amounts are in thousands.
Investments in Derivatives
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $811,390,422 or 0.6% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,160,509,219.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) In bankruptcy
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(h) Agreement with Bank of Nova Scotia, 3.640% dated 6/30/26 to be repurchased at $50,147,448 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 0.000%–
4.625% and maturity dates 7/31/26–2/15/55, valued at $51,005,194.
(i) Agreement with Calyon, 3.640% dated 6/30/26 to be repurchased at $75,309,216 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 2.000%–7.500% and maturity dates 10/20/47–6/20/56, valued at $76,500,000.
(j) Agreement with Deutsche Bank, 3.640% dated 6/30/26 to be repurchased at $25,142,031 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity dates 11/15/42–11/15/52, valued at $25,500,091.
(k) Agreement with HSBC, 3.640% dated 6/30/26 to be repurchased at $20,002,016 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 0.000%–3.750% and maturity dates 4/30/27–5/15/36, valued at $20,400,001.
(l) Agreement with HSBC, 3.650% dated 6/30/26 to be repurchased at $50,206,710 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 3.160%–6.000% and maturity dates 6/01/33–8/01/54, valued at $51,000,000.
(m) Agreement with JP Morgan Securities LLC, 3.650% dated 6/30/26 to be repurchased at $50,217,013 on 7/1/26, collateralized by Government Agency Securities, with coupon rates
1.500%–7.000% and maturity dates 11/01/31–11/01/55, valued at $51,000,000.
(n) Agreement with JP Morgan Securities LLC, 3.640% dated 6/30/26 to be repurchased at $35,225,995 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.879% and maturity date 4/30/28, valued at $35,700,069.
(o) Agreement with Merrill Lynch, 3.640% dated 6/30/26 to be repurchased at $35,303,926 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 2.750%–3.875% and maturity dates 11/30/29–8/15/47, valued at $35,700,016.
(p) Agreement with Nomura, 3.640% dated 6/30/26 to be repurchased at $35,421,213 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 1.625%–3.750% and maturity dates 8/15/29–2/15/47, valued at $35,710,895.
(q) Agreement with Royal Bank of Scotland, 3.640% dated 6/30/26 to be repurchased at $25,244,412 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 3/31/28, valued at $25,500,052.
(r) Agreement with Fixed Income Clearing Corporation, 3.640% dated 6/30/26 to be repurchased at $75,007,583 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 5/31/33, valued at $76,500,000.
(s) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $270,585,432 on 7/1/26, collateralized by Government Agency Securities, with coupon rates
1.250%–3.625% and maturity date 3/31/28, valued at $275,969,282.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 172 09/18/26   $ 25,519 $ 26,192 $ 673
S&P 500 E-Mini Index 1,273 09/18/26 477,311 480,446 3,135
S&P Mid-Cap 400 E-Mini Index 96 09/18/26 36,756 37,296 540
Total 1,541  $ 539,586  $ 543,934  $ 4,348

Portfolio of Investments June 30, 2026
Global Equities

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 97.9%
AUSTRALIA - 0.8%
112,688 AngloGold Ashanti UK Ltd $ 9,083
8,213 APA Group 57
2,253,449 Australia and New Zealand Banking Group 54,994
1 (a) Beetaloo Energy Australia Ltd   0^
1,118,108 BHP Billiton Ltd 46,595
296,318 Brambles Ltd 4,001
155,732 Charter Hall Group 2,467
447,035 Evolution Mining Ltd 3,696
372,804 Fortescue Metals Group Ltd 4,962
12,577,314 Glencore plc 85,757
603,992 Goodman Group 13,032
83,001 (a),(b) IREN Ltd 3,796
199,420 (a) Lynas Corp Ltd 2,502
311,728 (a) NEXTDC Ltd 3,158
299,224 Northern Star Resources Ltd 3,962
379,259 Origin Energy Ltd 2,883
161,788 Qantas Airways Ltd 1,189
81,750 Rio Tinto Ltd 9,836
248,515 (a) Rio Tinto plc 23,511
714,988 Santos Ltd 3,547
2,081,213 Scentre Group 5,548
44,403 SGH Ltd 1,434
987,686 South32 Ltd 2,682
1,428,465 Stockland Trust Group 4,028
679,637 Transurban Group 6,758
75,275 Washington H Soul Pattinson & Co Ltd 2,406
42,426 Wesfarmers Ltd 2,655
418,522 Woodside Energy Group Ltd 8,094
256,628 Woolworths Ltd 7,091
TOTAL AUSTRALIA 319,724
AUSTRIA - 0.2%
549,469 Erste Bank der Oesterreichischen Sparkassen AG. 73,540
32,421 OMV AG. 2,037
TOTAL AUSTRIA 75,577
BELGIUM - 0.4%
26,369 Aedifica S.A. 2,125
700,604 Anheuser-Busch InBev S.A. 57,891
4,506 Dieteren S.A. 880
366,074 KBC Groep NV 49,999
16,015 Syensqo S.A. 1,184
142,105 UCB S.A. 42,542
61,396 Warehouses De Pauw CVA 1,549
TOTAL BELGIUM 156,170
BRAZIL - 0.7%
960,800 Ambev S.A. 3,032
78,825 (a) Axia Energia S.A. 809
75 (a) Axia Energia S.A. 1
287,495 Axia Energia S.A. 3,029
1,130,191 B3 SA-Brasil Bolsa Balcao 3,181
337,591 (a) Banco Bradesco S.A. 1,031
1,167,849 Banco Bradesco S.A. (Preference) 4,095
269,936 Banco BTG Pactual S.A. - Unit 2,828
383,164 (a) Banco do Brasil S.A. 1,478
143,500 BB Seguridade Participacoes S.A. 1,089
142,500 (a) Caixa Seguridade Participacoes S 544
534,420 Cia de Saneamento Basico do Estado de Sao Paulo 3,068
384,628 Cia Energetica de Minas Gerais 810
445,804 Cia Paranaense de Energia 1,297

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BRAZIL (continued)
38,611 CPFL Energia S.A. $ 335
149,400 Embraer S.A. 2,369
368,223 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 23,493
65,309 Energisa S.A. 607
212,030 (a) Eneva S.A. 1,097
52,956 Engie Brasil Energia S.A. 357
242,809 Equatorial Energia S.A. 1,832
283,976 Gerdau S.A. (Preference) 1,143
1,331,938 (a) Investimentos Itau S.A. - PR 3,452
117,600 (a) Itau Unibanco Holding S.A. 1,009
12,496,304 Itau Unibanco Holding S.A. 102,105
167,493 Klabin S.A. 543
2 Klabin S.A. (Preference)   0^
187,710 Localiza Rent A Car 1,510
2,877 Localiza Rent a Car S.A. 22
126,625 MBRF Global Foods Co S.A. 442
6,973 (a) Mercadolibre, Inc 11,836
224,417 Motiva Infraestrutura de Mobilidade S.A. 636
812,366 (a) NU Holdings Ltd 10,853
183,970 (a) Petro Rio S.A. 1,859
826,884 Petroleo Brasileiro S.A. 6,692
971,230 Petroleo Brasileiro S.A. (Preference) 7,112
42,400 Porto Seguro S.A. 435
290,200 Raia Drogasil S.A. 945
62,229 (c) Rede D'Or Sao Luiz S.A. 418
273,300 Rumo S.A. 711
40,800 StoneCo Ltd 442
132,522 Suzano SA 1,020
166,141 Telefonica Brasil S.A. 1,093
189,600 TIM S.A. 803
160,000 Ultrapar Participacoes S.A. 808
790,704 Vale S.A. 11,929
236,480 Vibra Energia S.A. 1,369
2,832,220 WEG S.A. 25,737
99,950 Wheaton Precious Metals Corp 11,243
88,997 XP, Inc 1,447
36,450 Yara International ASA 1,603
TOTAL BRAZIL 265,599
CANADA - 1.4%
270,354 Agnico-Eagle Mines Ltd 42,006
92,426 Alamos Gold, Inc 2,802
125,786 ARC Resources Ltd 2,643
35,892 AtkinsRealis Group, Inc 2,229
371,483 Barrick Mining Corp 13,660
19,213 (a) Bombardier, Inc 4,424
646,634 Brookfield Corp 27,589
66,652 (a) CAE, Inc 1,669
95,853 Cameco Corp 9,770
757,238 Canadian Imperial Bank of Commerce 87,201
256,967 Canadian National Railway Co 30,666
458,590 Canadian Natural Resources Ltd 18,146
195,776 Canadian Pacific Railway Ltd 16,973
31,999 CCL Industries 2,086
25,101 (a) Celestica, Inc 9,154
310,953 Cenovus Energy, Inc (Toronto) 7,715
231,374 Chartwell Retirement Residences 3,646
243,384 (a) Dollarama, Inc 32,197
194,831 Dream Industrial Real Estate Investment Trust 1,922
480,203 Enbridge, Inc 26,041
13,418 First Capital Real Estate Investment Trust 219
42,439 Franco-Nevada Corp 8,855
37,261 Imperial Oil Ltd 4,184

SHARES DESCRIPTION VALUE (000)
CANADA (continued)
50,476 Keyera Corp $ 2,028
265,739 Kinross Gold Corp 6,292
23,918 Lundin Gold, Inc 1,290
4,935 (a) LunR Royalties Corp 66
58,417 Magna International, Inc 3,841
185,208 National Bank of Canada 29,240
106,406 Nutrien Ltd 6,704
92,912 Pan American Silver Corp (Toronto) 4,165
127,917 Pembina Pipeline Corp 5,919
220,407 Primaris REIT 3,461
40,518 (b) RB Global, Inc 4,717
305,175 (a) Shopify, Inc (Class A) 34,915
24,889 Stantec, Inc 1,717
264,457 Suncor Energy, Inc 14,227
229,085 (b) TC Energy Corp 15,171
100,518 Teck Cominco Ltd (Class B) 5,987
17,058 TFI International, Inc 2,455
355,882 TMX Group Ltd 11,651
17,757 Toromont Industries Ltd 2,920
161,414 (a) Toronto-Dominion Bank 19,626
80,940 Tourmaline Oil Corp 3,384
267,157 (b) Whitecap Resources, Inc 2,775
29,414 WSP Global, Inc 3,647
TOTAL CANADA 541,995
CHILE - 0.1%
86,813 Antofagasta plc 4,406
10,114,360 Banco de Chile 1,980
17,339 Banco de Credito e Inversiones 1,139
14,718,848 Banco Santander Chile S.A. 1,205
271,085 Cencosud S.A. 626
84,797 Empresas COPEC S.A. 529
5,427,300 Enel Chile S.A. 477
76,143,007 Lan Airlines S.A. 2,214
150,465 Lundin Mining Corp 3,667
168,050 Plaza S.A. 693
149,340 SACI Falabella 932
31,794 Sociedad Quimica y Minera de Chile S.A. (Class B) 2,361
TOTAL CHILE 20,229
CHINA - 1.9%
103,800 360 Security Technology, Inc 133
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 99
145,500 (c) 3SBio, Inc 315
173,000 AAC Technologies Holdings, Inc 948
11,300 Accelink Technologies Co Ltd 434
3,289 ACM Research Shanghai, Inc 211
3,200 Advanced Fiber Resources Zhuhai Ltd 182
12,201 Advanced Micro-Fabrication Equipment, Inc China 849
34,000 AECC Aviation Power Co Ltd 193
6,040,374 Agricultural Bank of China Ltd 4,120
1,135,800 Agricultural Bank of China Ltd (Class A) 1,015
41,899 Aier Eye Hospital Group Co Ltd 51
131,500 (a) Air China Ltd 118
31,207 (a) Airtac International Group 1,323
52,000 (a),(b),(c) Akeso, Inc 585
6,254,758 Alibaba Group Holding Ltd 74,985
159,403 (b) Alibaba Group Holding Ltd (ADR) 15,299
1,146,000 (a),(b) Alibaba Health Information Technology Ltd 452
832,000 Aluminum Corp of China Ltd 799
181,800 Aluminum Corp of China Ltd (Class A) 222
5,611 Amlogic Shanghai Co Ltd 85
6,400 Angel Yeast Co Ltd 34
262,292 Anhui Conch Cement Co Ltd 562

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
50,300 (a) Anhui Conch Cement Co Ltd (Class A) $ 126
5,400 Anhui Gujing Distillery Co Ltd (Class A) 64
28,400 (a) Anhui Jianghuai Automobile Group Corp Ltd 109
2,869 Anji Microelectronics Technology Shanghai Co Ltd 145
6,510 Anker Innovations Technology Co Ltd 101
278,800 Anta Sports Products Ltd 2,537
1,948 APT Medical, Inc 52
24,700 Avary Holding Shenzhen Co Ltd 387
86,200 (a) BAIC BluePark New Energy Technology Co Ltd 62
974,879 (a) Baidu, Inc 13,917
92,800 (a) Baiyin Nonferrous Group Co Ltd 70
287,900 Bank of Beijing Co Ltd 208
52,000 Bank of Changsha Co Ltd 67
50,700 Bank of Chengdu Co Ltd 132
529,200 (a) Bank of China Ltd - A 446
14,968,693 (a) Bank of China Ltd - H 9,546
714,600 Bank of Communications Co Ltd - A 677
1,725,937 (a) Bank of Communications Co Ltd - H 1,485
92,300 Bank of Hangzhou Co Ltd 197
243,580 Bank of Jiangsu Co Ltd 387
165,800 Bank of Nanjing Co Ltd 242
85,700 Bank of Ningbo Co Ltd 375
187,422 Bank of Shanghai Co Ltd 240
51,400 Bank of Suzhou Co Ltd 53
296,863 Baoshan Iron & Steel Co Ltd 238
7,800 Beijing Compass Technology Development Co Ltd 106
39,000 Beijing Enlight Media Co Ltd 64
113,149 Beijing Enterprises Holdings Ltd 388
5,803 (a) Beijing Kingsoft Office Software, Inc 183
23,500 Beijing New Building Materials plc 63
17,800 (a) Beijing Tongrentang Co Ltd 61
5,060 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 20
583,149 Beijing-Shanghai High Speed Railway Co Ltd 390
55,800 (a) Bilibili, Inc 950
5,968 Biwin Storage Technology Co Ltd 442
45,300 Bluefocus Intelligent Communications Group Co Ltd 93
47,398 (c) BOC Aviation Ltd 493
2,474,500 BOC Hong Kong Holdings Ltd 13,428
40,300 BOC International China Co Ltd 75
466,267 BOE Technology Group Co Ltd 600
1,014,571 (a) Bosideng International Holdings Ltd 555
27,600 BYD Co Ltd 325
301,300 BYD Co Ltd (H shares) 2,792
173,500 (b) BYD Electronic International Co Ltd 466
192,000 (b) C&D International Investment Group Ltd 330
74,530 (a) Caitong Securities Co Ltd 95
8,377 Cambricon Technologies Corp Ltd 1,983
10,700 Canmax Technologies Co Ltd 148
266,200 (a) CCOOP Group Co Ltd 52
2,191,000 (c) CGN Power Co Ltd 749
2,000 Changchun High & New Technology Industry Group, Inc 20
73,900 Changjiang Securities Co Ltd 107
2,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 38
25,700 Chaozhou Three-Circle Group Co Ltd 642
38,200 Chengtun Mining Group Co Ltd 62
5,500 Chifeng Jilong Gold Mining Co Ltd 22
1,777,050 China Citic Bank 1,509
159,600 China CITIC Bank Corp Ltd 163
402,531 (a) China Coal Energy Co 506
273,300 China Construction Bank Corp - A 388
18,796,509 China Construction Bank Corp - H 19,388
97,200 (a) China CSSC Holdings Ltd 485

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
198,700 (a) China Eastern Airlines Corp Ltd $ 112
404,400 China Energy Engineering Corp Ltd 160
652,000 China Everbright Bank Co Ltd - A 278
776,000 (b),(c) China Feihe Ltd 278
786,500 (a) China Galaxy Securities Co Ltd 741
101,200 China Galaxy Securities Co Ltd (Class A) 188
607,825 (a) China Gas Holdings Ltd 402
38,100 China Great Wall Securities Co Ltd 47
44,400 (a) China Greatwall Technology Group Co Ltd 126
717,644 China Hongqiao Group Ltd 1,851
321,800 (a) China Insurance International Holdings Co Ltd 744
36,800 China International Capital Corp Ltd 197
378,162 (c) China International Capital Corp Ltd 1,018
55,529 China Jushi Co Ltd 601
1,663,351 China Life Insurance Co Ltd 5,693
31,600 (a) China Life Insurance Co Ltd (Class A) 165
542,000 China Longyuan Power Group Corp Ltd 346
650,000 China Mengniu Dairy Co Ltd 1,335
847,828 China Merchants Bank Co Ltd 4,868
282,290 China Merchants Bank Co Ltd (Class A) 1,478
99,579 China Merchants Energy Shipping Co Ltd 259
78,700 China Merchants Expressway Network & Technology Holdings Co Ltd 106
279,431 China Merchants Holdings International Co Ltd 441
97,720 China Merchants Securities Co Ltd 305
129,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 123
474,020 (a) China Minsheng Banking Corp Ltd - A 225
1,485,611 China Minsheng Banking Corp Ltd - H 595
825,000 China Molybdenum Co Ltd 1,612
234,500 China Molybdenum Co Ltd (Class A) 612
789,217 China National Building Material Co Ltd 540
32,900 China National Chemical Engineering Co Ltd 36
273,800 China National Nuclear Power Co Ltd 365
11,900 China National Software & Service Co Ltd 49
293,000 China Nonferrous Mining Corp Ltd 426
44,400 China Northern Rare Earth Group High-Tech Co Ltd 316
404,002 China Oilfield Services Ltd 321
794,435 China Overseas Land & Investment Ltd 1,226
92,800 China Pacific Insurance Group Co Ltd - A 391
591,600 China Pacific Insurance Group Co Ltd - H 2,035
378,700 China Petroleum & Chemical Corp 248
4,970,000 China Petroleum & Chemical Corp 2,539
774,723 (b) China Power International Development Ltd 271
284,900 China Railway Group Ltd - A 176
923,000 China Railway Group Ltd - H 391
13,600 (a) China Rare Earth Resources And Technology Co Ltd 112
359,500 China Resources Beer Holdings Company Ltd 979
206,995 China Resources Gas Group Ltd 387
633,698 China Resources Land Ltd 2,435
16,431 China Resources Microelectronics Ltd 238
155,800 (c) China Resources Mixc Lifestyle Services Ltd 731
460,885 (b) China Resources Power Holdings Co 996
7,943 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 26
2,591,245 (a),(b) China Ruyi Holdings Ltd 493
78,690 China Shenhua Energy Co Ltd - A 452
751,316 (a) China Shenhua Energy Co Ltd - H 3,848
254,000 (a),(b) China Shipping Development Co Ltd 448
142,900 (a) China Southern Airlines Co Ltd (Class A) 109
241,000 China State Construction Engineering Corp Ltd 154
380,500 China Three Gorges Renewables Group Co Ltd 208
8,700 China Tourism Group Duty Free Corp Ltd 69
986,700 (c) China Tower Corp Ltd 1,110
29,500 (a) China Tungsten And Hightech Materials Co Ltd 419

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
397,900 China United Network Communications Ltd $ 235
136,300 (a) China Vanke Co Ltd (Class A) 60
70,600 China XD Electric Co Ltd 156
309,478 China Yangtze Power Co Ltd 1,208
312,040 China Zheshang Bank Co Ltd 121
69,600 (a) Chongqing Afari Technology Co Ltd 84
106,154 Chongqing Changan Automobile Co Ltd 112
473,099 Chongqing Rural Commercial Bank 349
142,000 Chongqing Rural Commercial Bank Co Ltd 128
10,950 (a) Chongqing Zhifei Biological Products Co Ltd 19
346,200 (b) Chow Tai Fook Jewellery Group Ltd 483
43,295 (a) CICT Mobile Communication Technology Co Ltd 127
988,735 Citic Pacific Ltd 1,342
32,112 Citic Pacific Special Steel Group Co Ltd 60
352,274 CITIC Securities Co Ltd 1,230
159,870 CITIC Securities Co Ltd (Class A) 679
13,520 CNGR Advanced Material Co Ltd 88
116,500 CNPC Capital Co Ltd 113
850,000 Cnpc Hong Kong Ltd 697
58,398 Contemporary Amperex Technology Co Ltd 3,395
386,923 (b) Contemporary Amperex Technology Co Ltd 34,854
61,666 COSCO SHIPPING Energy Transportation Co Ltd 164
170,060 COSCO SHIPPING Holdings Co Ltd - A 333
540,650 COSCO SHIPPING Holdings Co Ltd - H 898
939,000 CRRC Corp Ltd 539
313,300 CRRC Corp Ltd (Class A) 241
54,100 CSC Financial Co Ltd 232
51,660 CSI Solar Co Ltd 83
7,680 CSPC Innovation Pharmaceutical Co Ltd 31
656,880 CSPC Pharmaceutical Group Ltd 587
8,500 Dajin Heavy Industry Co Ltd 73
325,100 Daqin Railway Co Ltd 221
144,308 Datang International Power Generation Co Ltd 152
19,900 Dazhong Mining Co Ltd 88
4,500 (a) Delton Technology Guangzhou, Inc 159
39,000 Dongfang Electric Corp Ltd 166
44,600 Dongxing Securities Co Ltd 90
5,852 (a) Dosilicon Co Ltd 177
213,006 East Money Information Co Ltd 642
8,905 Eastroc Beverage Group Co Ltd 162
7,500 (a) Ecovacs Robotics Co Ltd 56
5,300 Empyrean Technology Co Ltd 94
161,900 ENN Energy Holdings Ltd 836
28,200 ENN Natural Gas Co Ltd 66
18,828 Eoptolink Technology, Inc Ltd 1,708
26,470 Eve Energy Co Ltd 255
52,300 Everbright Securities Co Ltd 111
3,700 (a) EverProX Technologies Co Ltd 154
200,000 Far East Horizon Ltd 137
17,200 (a) Fiberhome Telecommunication Technologies Co Ltd 189
195,900 Focus Media Information Technology Co Ltd 140
58,422 Foshan Haitian Flavouring & Food Co Ltd 286
105,500 Founder Securities Co Ltd 112
55,800 (a) Founder Technology Group Corp 115
142,800 Foxconn Industrial Internet Co Ltd 1,538
156,400 (a) Full Truck Alliance Co Ltd (ADR) 1,270
25,900 Fuyao Glass Industry Group Co Ltd - A 193
133,106 (c) Fuyao Glass Industry Group Co Ltd - H 870
21,920 Ganfeng Lithium Group Co Ltd 212
104,800 (c) Ganfeng Lithium Group Co Ltd 676
5,390,000 (a) GCL Technology Holdings Ltd 477
220,275 GD Power Development Co Ltd 152

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
244,200 (a),(b) GDS Holdings Ltd $ 908
1,438,362 Geely Automobile Holdings Ltd 3,092
58,500 (a) GEM Co Ltd 57
92,000 (a) Genscript Biotech Corp 144
10,433 Geovis Technology Co Ltd 64
211,400 (a) GF Securities Co Ltd 460
83,400 GF Securities Co Ltd (Class A) 289
90,400 (b),(c) Giant Biogene Holding Co ltd 306
26,100 Giant Network Group Co Ltd 106
8,812 GigaDevice Semiconductor, Inc 1,073
47,900 GoerTek, Inc 160
22,400 Gotion High-tech Co Ltd 91
511,196 (a) Great Wall Motor Co Ltd 574
35,400 Gree Electric Appliances, Inc of Zhuhai 196
20,700 Guangdong Haid Group Co Ltd 136
39,100 (a) Guangdong HEC Technology Holding Co Ltd 195
648,000 (a) Guangdong Investments Ltd 642
90,858 Guangzhou Automobile Group Co Ltd 68
31,800 Guangzhou Haige Communications Group, Inc Co 60
25,300 Guangzhou Tinci Materials Technology Co Ltd 193
5,435 Guobo Electronics Co Ltd 84
15,300 Guocheng Mining Co Ltd 77
53,400 Guolian Securities Co Ltd 70
84,900 Guosen Securities Co Ltd 125
201,422 Guotai Junan Securities Co Ltd 542
518,385 (c) Guotai Junan Securities Co Ltd (Hong Kong) 984
68,990 Guoyuan Securities Co Ltd 76
375,000 (b),(c) Haidilao International Holding Ltd 509
79,800 Haier Smart Home Co Ltd 241
178,800 (a) Haier Smart Home Co Ltd 457
524,300 (a) Hainan Airlines Holding Co Ltd 105
122,600 Hainan Airport Infrastructure Co Ltd 50
13,800 Haisco Pharmaceutical Group Co Ltd 135
144,000 Haitian International Holdings Ltd 345
8,300 Hangzhou Chang Chuan Technology Co Ltd 421
29,105 Hangzhou First Applied Material Co Ltd 72
20,900 Hangzhou Silan Microelectronics Co Ltd 170
1,800 (a) Hangzhou Tigermed Consulting Co Ltd - A 13
484,000 (a),(c) Hansoh Pharmaceutical Group Co Ltd 1,834
12,000 (a) Hebei Changshan Biochemical Pharmaceutical Co Ltd 42
32,400 Henan Shenhuo Coal & Power Co Ltd 102
5,896 Henan Shijia Photons Technology Co Ltd 163
51,300 Henan Shuanghui Investment & Development Co Ltd 169
136,490 Hengan International Group Co Ltd 379
90,180 Hengli Petrochemical Co Ltd 236
32,500 Hengtong Optic-electric Co Ltd 531
24,840 (a) Hesai Group 444
10,220 Hithink RoyalFlush Information Network Co Ltd 365
1,077,000 (a),(b) Horizon Robotics 565
8,600 (a) Hoshine Silicon Industry Co Ltd 61
5,544 (a) Hua Hong Grace Semiconductor Ltd 278
162,000 (a),(c) Hua Hong Semiconductor Ltd 4,500
121,600 Huadian Power International Corp Ltd (Class A) 80
9,740 Huadong Medicine Co Ltd 40
52,800 Huafon Chemical Co Ltd 74
13,700 Huagong Tech Co Ltd 377
129,700 (a) Huaneng Power International, Inc - A 145
922,464 (b) Huaneng Power International, Inc - H 645
16,520 Huaqin Co Ltd 182
280,000 (a),(c) Huatai Securities Co Ltd 599
95,300 Huatai Securities Co Ltd (Class A) 291
205,600 Huaxia Bank Co Ltd 194

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
51,749 Huayu Automotive Systems Co Ltd $ 119
42,209 Huazhu Group Ltd (ADR) 1,761
6,700 Hubei Feilihua Quartz Glass Co Ltd 133
6,500 Huizhou Desay Sv Automotive Co Ltd 79
94,200 Hunan Valin Steel Co Ltd 48
11,000 Hunan Yuneng New Energy Battery Material Co Ltd 123
23,112 Hundsun Technologies, Inc 73
5,934 Hwatsing Technology Co Ltd 284
31,219 Hygon Information Technology Co Ltd 1,715
33,800 Iflytek Co Ltd 204
1,260 Imeik Technology Development Co Ltd 16
843,800 Industrial & Commercial Bank of China Ltd - A 879
14,547,070 Industrial & Commercial Bank of China Ltd - H 11,950
284,900 Industrial Bank Co Ltd 696
102,990 Industrial Securities Co Ltd 92
6,600 Ingenic Semiconductor Co Ltd 244
622,100 Inner Mongolia BaoTou Steel Union Co Ltd 205
26,747 Inner Mongolia Dian Tou Energy Corp Ltd 92
137,600 (a) Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 91
23,000 Inner Mongolia Xingye Silver&Tin Mining Co Ltd 114
83,081 Inner Mongolia Yili Industrial Group Co Ltd 293
189,713 Inner Mongolia Yitai Coal Co 501
418,500 (a),(c) Innovent Biologics, Inc 4,263
20,900 Inspur Electronic Information Industry Co Ltd 217
14,250 Isoftstone Information Technology Group Co Ltd 90
535,400 (a),(b) J&T Global Express Ltd 572
42,300 JA Solar Technology Co Ltd 51
24,700 JCET Group Co Ltd 381
239,850 (a),(c) JD Health International, Inc 1,010
379,102 (a),(c) JD Logistics, Inc 571
186,814 JD.com, Inc 2,380
84,000 Jiangsu Eastern Shenghong Co Ltd 142
20,000 Jiangsu Etern Co Ltd 201
16,804 Jiangsu Hengli Hydraulic Co Ltd 267
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 253
17,900 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 101
43,300 Jiangsu Zhongtian Technology Co Ltd 392
231,000 Jiangxi Copper Co Ltd 922
29,158 Jiangxi Copper Co Ltd (Class A) 188
40,784 Jinduicheng Molybdenum Co Ltd 170
130,215 Jinko Solar Co Ltd 92
52,800 Jinshan Gold Mines, Inc 835
15,100 JL Mag Rare-Earth Co Ltd 69
81,869 Kanzhun Ltd (ADR) 1,054
451,285 KE Holdings, Inc 2,171
624,000 (a) Kingdee International Software Group Co Ltd 476
13,300 Kingfa Sci & Tech Co Ltd 30
27,600 Kingnet Network Co Ltd 66
216,400 Kingsoft Corp Ltd 616
572,500 (c) Kuaishou Technology 3,069
30,400 Kuang-Chi Technologies Co Ltd 136
17,300 Kunlun Tech Co Ltd 104
6,300 Kweichow Moutai Co Ltd 1,102
114,500 (b) Laopu Gold Co Ltd 5,087
33,700 LB Group Co Ltd 82
3,798,000 Lenovo Group Ltd 11,270
63,400 (a) Lens Technology Co Ltd 506
87,100 Leo Group Co Ltd 62
272,279 (a),(b) Li Auto, Inc 1,608
521,000 Li Ning Co Ltd 982
81,900 Lingyi iTech Guangdong Co 211
449,500 (a),(b),(c) Longfor Group Holdings Ltd 344

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
105,613 (a) LONGi Green Energy Technology Co Ltd $ 205
3,930 (a) Loongson Technology Corp Ltd 90
95,109 Luxshare Precision Industry Co Ltd 993
19,200 Luzhou Laojiao Co Ltd 220
25,790 Mango Excellent Media Co Ltd 56
6,572 Maxscend Microelectronics Co Ltd 107
1,100,779 (a),(c) Meituan 9,717
225,500 (a) Metallurgical Corp of China Ltd 81
43,300 Midea Group Co Ltd 483
34,500 (b) Midea Group Co Ltd 365
97,400 MINISO Group Holding Ltd 294
964,429 (a),(b) MMG Ltd 865
14,716 Montage Technology Co Ltd 680
72,344 Muyuan Foods Co Ltd 373
106,651 NARI Technology Co Ltd 360
35,181 (a) National Silicon Industry Group Co Ltd 208
9,610 (a) NAURA Technology Group Co Ltd 1,260
143,200 NetEase, Inc 3,678
27,500 New China Life Insurance Co Ltd - A 243
207,400 (a) New China Life insurance Co Ltd - H 1,222
50,700 (a) New Hope Liuhe Co Ltd 47
288,344 New Oriental Education & Technology Group, Inc 1,325
27,932 (a) Nexchip Semiconductor Corp 245
14,315 Ningbo Deye Technology Co Ltd 225
10,560 Ningbo Orient Wires & Cables Co Ltd 65
23,200 Ningbo Sanxing Medical Electric Co Ltd 51
22,435 Ningbo Tuopu Group Co Ltd 188
95,449 Ningxia Baofeng Energy Group Co Ltd 286
392,120 (a) NIO, Inc 1,995
146,400 (c) Nongfu Spring Co Ltd 743
78,328 Orient Securities Co Ltd 109
78,529 (a) PDD Holdings, Inc (ADR) 5,990
1,946,276 People's Insurance Co Group of China Ltd 1,168
114,000 People's Insurance Co Group of China Ltd (Class A) 114
320,600 PetroChina Co Ltd 408
4,704,000 PetroChina Co Ltd 5,077
7,425 (a) Pharmaron Beijing Co Ltd - A 32
1,527,959 (a) PICC Property & Casualty Co Ltd 2,804
259,313 Ping An Bank Co Ltd 384
538,203 Ping An Insurance Group Co of China Ltd 3,519
53,000 Ping An Insurance Group Co of China Ltd (Class A) 374
3,797 (d) Piotech, Inc 466
152,000 Poly Developments and Holdings Group Co Ltd 104
41,100 (a) Pony AI, Inc 290
41,200 (b),(c) Pop Mart International Group Ltd 816
410,900 Postal Savings Bank of China Co Ltd - A 299
1,838,201 (c) Postal Savings Bank of China Co Ltd - H 1,073
199,298 Power Construction Corp of China Ltd 138
67,800 (a) Qinghai Salt Lake Industry Co Ltd 304
1,318 QuantumCTek Co Ltd 99
21,400 Range Intelligent Computing Technology Group Co Ltd 265
6,609 Raytron Technology Co Ltd 152
40,500 (a),(c) Remegen Co Ltd 386
4,411 (a) Remegen Co Ltd 85
2,200 (a) RoboTechnik Intelligent Technology Co Ltd 203
5,000 Rockchip Electronics Co Ltd 140
117,073 Rongsheng Petrochemical Co Ltd 185
107,800 SAIC Motor Corp Ltd 155
48,200 Sailun Group Co Ltd 82
67,400 (a) Sanan Optoelectronics Co Ltd 212
5,300 Sangfor Technologies, Inc 76
115,400 Sany Heavy Industry Co Ltd 295

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
45,573 Satellite Chemical Co Ltd $ 158
65,200 (a) SDIC Capital Co Ltd 63
100,200 SDIC Power Holdings Co Ltd 197
6,204,000 (a),(b),(c) SenseTime Group, Inc 1,068
21,065 Seres Group Co Ltd 191
58,800 SF Holding Co Ltd 271
8,108 SG Micro Corp 173
123,613 Shaanxi Coal Industry Co Ltd 371
48,620 Shandong Gold Mining Co Ltd - A 168
200,750 (c) Shandong Gold Mining Co Ltd - H 432
15,515 Shandong Himile Mechanical Science & Technology Co Ltd 107
39,200 Shandong Hongqiao Aluminum Industry Holding Co Ltd 86
26,483 Shandong Hualu Hengsheng Chemical Co Ltd 93
157,900 Shandong Nanshan Aluminum Co Ltd 94
43,600 (a) Shandong Sun Paper Industry JSC Ltd 80
76,400 Shanghai 2345 Network Holding Group Co Ltd 74
5,885 Shanghai Allist Pharmaceuticals Co Ltd 95
25,798 Shanghai Baosight Software Co Ltd 63
182,700 (a) Shanghai Electric Group Co Ltd 189
37,000 Shanghai Electric Power Co Ltd 82
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 28
4,313 Shanghai Friendess Electronic Technology Corp Ltd 68
16,300 (a) Shanghai International Airport Co Ltd 56
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 37
440,900 Shanghai Pudong Development Bank Co Ltd 560
26,836 Shanghai Putailai New Energy Technology Co Ltd 115
95,800 Shanghai RAAS Blood Products Co Ltd 61
143,200 Shanghai Rural Commercial Bank Co Ltd 158
3,921 Shanghai United Imaging Healthcare Co Ltd 59
21,500 Shanghai Zhangjiang High-Tech Park Development Co Ltd 119
5,900 Shannon Semiconductor Technology Co Ltd 266
32,179 Shanxi Lu'an Environmental Energy Development Co Ltd 68
15,580 Shanxi Xinghuacun Fen Wine Factory Co Ltd 252
60,512 Shanxi Xishan Coal & Electricity Power Co Ltd 52
6,547 Sharetronic Data Technology Co Ltd 331
82,800 Shenergy Co Ltd 107
9,123 Shengyi Electronics Co Ltd 179
32,200 Shengyi Technology Co Ltd 831
9,164 Shennan Circuits Co Ltd 623
307,100 Shenwan Hongyuan Group Co Ltd 200
16,640 Shenzhen Envicool Technology Co Ltd 196
18,200 (a) Shenzhen Everwin Precision Technology Co Ltd 75
17,100 Shenzhen Inovance Technology Co Ltd 168
3,500 Shenzhen Kedali Industry Co Ltd 98
13,200 Shenzhen Kinwong Electronic Co Ltd 142
5,100 Shenzhen Longsys Electronics Co Ltd 537
7,700 Shenzhen Megmeet Electrical Co Ltd 192
6,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 124
3,200 Shenzhen New Industries Biomedical Engineering Co Ltd 20
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 28
12,900 Shenzhen Sunway Communication Co Ltd 228
3,000 Shenzhen Techwinsemi Technology Co Ltd 425
15,777 Shenzhen Transsion Holdings Co Ltd 138
184,100 Shenzhou International Group Holdings Ltd 929
3,193 (a) Sichuan Biokin Pharmaceutical Co Ltd 138
62,200 Sichuan Changhong Electric Co Ltd 64
60,500 Sichuan Chuantou Energy Co Ltd 126
5,985 (a) Sichuan Huafeng Technology Co Ltd 167
8,500 Sichuan Kelun Pharmaceutical Co Ltd 48
11,300 (a),(b) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 630
85,900 Sichuan Road and Bridge Group Co Ltd 99
786,250 Sino Biopharmaceutical Ltd 444

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
22,100 Sinoma Science & Technology Co Ltd $ 295
9,100 Sinomine Resource Group Co Ltd 80
109,200 Sinopharm Group Co Ltd 222
179,092 (a) Sinotruk Hong Kong Ltd 885
294,000 SITC International Holdings Co Ltd 1,179
4,565 (a) Skyverse Technology Co Ltd 291
400,000 (b),(c) Smoore International Holdings Ltd 359
69,062 SooChow Securities Co Ltd 81
13,800 Spring Airlines Co Ltd 93
27,140 Sungrow Power Supply Co Ltd 637
145,800 Sunny Optical Technology Group Co Ltd 1,142
21,300 Sunwoda Electronic Co Ltd 60
3,382 (a) Suzhou Centec Communications Co Ltd 197
24,700 Suzhou Dongshan Precision Manufacturing Co Ltd 967
2,312 (a) Suzhou Everbright Photonics Co Ltd 175
3,600 Suzhou Maxwell Technologies Co Ltd 151
14,455 Suzhou TFC Optical Communication Co Ltd 658
75,300 (a) TAL Education Group (ADR) 721
66,360 (a) TBEA Co Ltd 221
262,510 TCL Technology Group Corp 226
49,575 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 88
2,099,067 Tencent Holdings Ltd 115,832
127,000 Tencent Music Entertainment Group (ADR) 1,060
105,600 (a) Tianfeng Securities Co Ltd 53
19,600 Tianqi Lithium Corp 178
51,600 Tianshan Aluminum Group Co Ltd 82
53,500 Tianshui Huatian Technology Co Ltd 177
438,000 Tingyi Cayman Islands Holding Corp 546
279,200 Tongcheng Travel Holdings Ltd 427
19,600 TongFu Microelectronics Co Ltd 221
156,147 Tongling Nonferrous Metals Group Co Ltd 148
60,700 Tongwei Co Ltd 109
25,738 Trina Solar Co Ltd 54
134,234 (a) Trip.com Group Ltd 5,337
138,000 Tsingtao Brewery Co Ltd 759
13,500 (a) Tsingtao Brewery Co Ltd (Class A) 104
46,950 (a) UBTech Robotics Corp Ltd 620
10,899 Unigroup Guoxin Microelectronics Co Ltd 143
38,800 Unisplendour Corp Ltd 166
115,524 (a) United ,NV Technology Co Ltd 182
24,400 Universal Scientific Industrial Shanghai Co Ltd 118
921,440 (a) Up Fintech Holding Ltd (ADR) 4,054
6,981 (a) Verisilicon Microelectronics Shanghai Co Ltd 387
11,600 Victory Giant Technology Huizhou Co Ltd 598
64,100 Vipshop Holdings Ltd (ADR) 850
40,100 Wanhua Chemical Group Co Ltd 405
949,471 (a) Want Want China Holdings Ltd 410
42,200 Wanxiang Qianchao Co Ltd 81
433,000 Weichai Power Co Ltd 1,899
85,500 Weichai Power Co Ltd (Class A) 347
87,483 Wens Foodstuffs Group Co Ltd 159
16,000 Western Mining Co Ltd 64
7,014 Western Superconducting Technologies Co Ltd 65
17,910 Will Semiconductor Co Ltd 252
378,400 (a) Wintime Energy Group Co Ltd 90
20,600 Wolong Electric Group Co Ltd 101
53,574 Wuhan Guide Infrared Co Ltd 105
19,400 Wuliangye Yibin Co Ltd 212
24,210 WUS Printed Circuit Kunshan Co Ltd 550
13,016 WuXi AppTec Co Ltd - A 240
187,585 (c) WuXi AppTec Co Ltd - H 3,693
18,811,500 (a),(c) Wuxi Biologics Cayman, Inc 83,665

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
84,000 (a) WuXi XDC Cayman, Inc $ 615
159,600 (a) XCMG Construction Machinery Co Ltd 191
21,400 Xiamen Tungsten Co Ltd 270
1,409,200 (a),(c) Xiaomi Corp 3,914
20,713 Xinjiang Daqo New Energy Co Ltd 53
47,300 Xinjiang Goldwind Science & Technology Co Ltd - A 168
975,795 (b) Xinyi Solar Holdings Ltd 257
277,046 (a) XPeng, Inc 1,828
367,000 (a),(b) XtalPi Holdings Ltd 360
268,000 (c) Yadea Group Holdings Ltd 305
4,200 (a) Yangtze Optical Fibre & Cable Joint Stock Ltd 344
88,500 (a),(b),(c) Yangtze Optical Fibre and Cable Joint Stock Ltd 2,952
563,600 Yangzijiang Shipbuilding Holdings Ltd 1,495
13,118 Yantai Jereh Oilfield Services Group Co Ltd 297
724,688 Yanzhou Coal Mining Co Ltd 1,021
77,335 Yanzhou Coal Mining Co Ltd (Class A) 202
16,470 Yealink Network Technology Corp Ltd 82
31,220 Yintai Gold Co Ltd 79
130,100 (a) Yonghui Superstores Co Ltd 54
48,659 Yonyou Network Technology Co Ltd 66
42,700 YTO Express Group Co Ltd 99
1,654 Yuanjie Semiconductor Technology Co Ltd 468
26,821 Yum China Holdings, Inc 1,096
47,050 Yum China Holdings, Inc 1,921
49,200 Yunnan Aluminium Co Ltd 162
8,900 Yunnan Baiyao Group Co Ltd 62
12,000 Yunnan Energy New Material Co Ltd 119
21,600 Yunnan Tin Co Ltd 137
24,081 Yunnan Yuntianhua Co Ltd 108
20,600 Zangge Mining Co Ltd 212
4,900 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 79
367,136 Zhaojin Mining Industry Co Ltd 776
96,000 Zhejiang Century Huatong Group Co Ltd 200
28,200 Zhejiang China Commodities City Group Co Ltd 42
28,700 Zhejiang Chint Electrics Co Ltd 106
46,800 Zhejiang Dahua Technology Co Ltd 114
21,793 Zhejiang Huayou Cobalt Co Ltd 156
16,200 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 145
39,200 Zhejiang Juhua Co Ltd 308
110,800 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 489
55,900 (a) Zhejiang Longsheng Group Co Ltd 100
16,304 Zhejiang NHU Co Ltd 68
24,800 Zhejiang Sanhua Intelligent Controls Co Ltd 161
9,420 Zhejiang Supcon Technology Co Ltd 164
18,948 Zhejiang Weiming Environment Protection Co Ltd 43
133,800 Zhejiang Zheneng Electric Power Co Ltd 104
32,300 Zhengzhou Yutong Bus Co Ltd 128
50,000 Zheshang Securities Co Ltd 70
14,680 Zhongji Innolight Co Ltd 2,795
65,800 Zhongjin Gold Corp Ltd 178
72,200 Zhongtai Securities Co Ltd 57
9,447 Zhuzhou CRRC Times Electric Co Ltd 96
92,867 Zhuzhou CSR Times Electric Co Ltd 476
4,206,404 Zijin Mining Group Co Ltd 14,874
273,446 Zijin Mining Group Co Ltd (Class A) 1,027
93,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 96
56,800 (a) ZTE Corp 305
168,000 (b) ZTE Corp (Class H) 493
86,834 ZTO Express Cayman, Inc 1,922
TOTAL CHINA 721,669
COLOMBIA - 0.0%
51,001 (a) Grupo Cibest S.A. 1,164

SHARES DESCRIPTION VALUE (000)
COLOMBIA (continued)
99,412 Grupo Cibest S.A. $ 1,966
98,464 (a) Interconexion Electrica S.A. ESP 850
TOTAL COLOMBIA 3,980
CONGO, THE DEMOCRATIC REPUBLIC OF THE - 0.0%
171,890 (a) Ivanhoe Mines Ltd 1,347
TOTAL CONGO, THE DEMOCRATIC REPUBLIC OF THE 1,347
COTE D'IVOIRE - 0.0%
42,519 Endeavour Mining plc 2,083
TOTAL COTE D'IVOIRE 2,083
CZECH REPUBLIC - 0.0%
28,405 CEZ AS 1,661
43,639 (a),(b) CSG NV 637
16,750 Komercni Banka AS 768
56,991 (c) Moneta Money Bank AS 500
TOTAL CZECH REPUBLIC 3,566
DENMARK - 0.5%
145,691 Danske Bank AS 7,809
196,339 DSV AS 46,719
2,814,959 Novo Nordisk A.S. 135,194
77,574 Novozymes A.S. 4,896
21,130 ROCKWOOL A.S. 678
220,350 Vestas Wind Systems A.S. 6,239
144,457 (a) Zealand Pharma AS 6,413
TOTAL DENMARK 207,948
EGYPT - 0.0%
526,539 Commercial International Bank 1,368
325,621 Eastern Tobacco 249
152,192 Talaat Moustafa Group 293
TOTAL EGYPT 1,910
FINLAND - 0.1%
74,163 Kone Oyj (Class B) 4,219
144,702 (a) Metso Outotec Oyj 2,516
93,137 Neste Oil Oyj 3,041
128,219 (a),(b) Stora Enso Oyj (R Shares) 1,368
116,180 (a) UPM-Kymmene Oyj 3,080
109,745 (a) Wartsila Oyj (B Shares) 4,191
TOTAL FINLAND 18,415
FRANCE - 2.2%
41,562 Accor S.A. 2,411
7,557 (b) Aeroports de Paris 985
140,304 Air Liquide 27,784
749,240 Airbus SE 166,700
76,966 (c) ALD S.A. 1,014
75,610 (b) Alstom RGPT 1,321
849,771 AXA S.A. 42,581
153,232 (b) Bollore SE 710
42,038 Bouygues S.A. 2,348
74,275 Bureau Veritas S.A. 2,275
142,530 Cie Generale des Etablissements Michelin S.C.A 5,506
435,172 Compagnie de Saint-Gobain 39,462
401,830 Danone 32,845
4,277 Dassault Aviation S.A. 1,405
14,968 Eiffage S.A. 2,208
28,464 Essilor International S.A. 5,345
66,004 Getlink S.E. 1,403
5,709 Hermes International 10,440
46,684 Kering 13,205
57,221 Legrand S.A. 9,696
338,354 L'Oreal S.A. 148,320
53,120 LVMH Moet Hennessy Louis Vuitton S.A. 29,378
945,267 Orange S. A. 17,827

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FRANCE (continued)
41,942 Renault S.A. $ 1,205
48,455 Rexel S.A. 2,123
77,590 Safran S.A. 30,577
48,237 Sartorius Stedim Biotech 10,002
1,236,428 Societe Generale 109,436
240,349 SPIE S.A. 13,837
20,221 Thales S.A. 5,197
437,197 (b) Total S.A. 33,806
41,281 Unibail-Rodamco-Westfield 4,831
1,272,873 Veolia Environnement 53,042
107,908 Vinci S.A. 15,760
TOTAL FRANCE 844,985
GERMANY - 1.8%
35,931 Adidas-Salomon AG. 7,374
86,109 Allianz AG. 40,760
196,486 BASF SE 10,503
61,219 Bayerische Motoren Werke AG. 4,019
11,929 Bayerische Motoren Werke AG. (Preference) 785
27,018 Brenntag SE 1,643
24,002 Continental AG. 1,986
157,577 Daimler AG. (Registered) 7,926
100,231 Daimler Truck Holding AG. 4,834
74,364 Deutsche Boerse AG. 20,283
130,840 Deutsche Lufthansa AG. 1,499
200,740 Deutsche Post AG. 12,204
1,069,457 Deutsche Telekom AG. 29,158
24,847 (b) Dr ING hc F Porsche AG. 1,240
2,987,533 E.ON AG. 61,435
56,424 Evonik Industries AG. 1,024
31,971 GEA Group AG. 2,195
425,672 HeidelbergCement AG. 81,205
21,990 Henkel KGaA 1,740
33,931 Henkel KGaA (Preference) 2,854
13,860 Hensoldt AG. 1,077
3,391 Hochtief AG. 1,966
15,828 Knorr-Bremse AG. 1,842
28,410 LEG Immobilien SE 1,794
70,977 Merck KGaA 11,899
11,744 MTU Aero Engines Holding AG. 4,894
33,411 Porsche AG. 1,032
1,075 Rational AG. 788
55,108 Rheinmetall AG. 62,701
1,464,928 RWE AG. 94,737
165,525 SAP AG. 25,515
5,719 Sartorius AG. 1,500
436,182 Siemens AG. 140,236
169,101 Siemens Energy AG. 32,238
2,204,094 Sirius Real Estate Ltd 2,827
29,232 Symrise AG. 2,932
227,539 TAG Tegernsee Immobilien und Beteiligungs AG. 3,675
44,993 Volkswagen AG. (Preference) 3,609
TOTAL GERMANY 689,929
GREECE - 0.1%
363,261 (a) Alpha Bank S.A. 1,644
3,272,643 Eurobank S.A. 15,608
5,760 (a),(d) FF Group   0^
13,916 GEK Group of Cos S.A. 701
32,326 (a) Hellenic Telecommunications Organization S.A. 718
25,477 (a) JUMBO S.A. 654
182,795 National Bank of Greece S.A. 3,158
38,433 OPAP S.A. 612
235,283 (a) Piraeus Bank S.A. 2,449

SHARES DESCRIPTION VALUE (000)
GREECE (continued)
53,975 Public Power Corp $ 1,420
TOTAL GREECE 26,964
HONG KONG - 0.5%
9,697,800 AIA Group Ltd 88,786
561,851 Hongkong Land Holdings Ltd 4,003
228,500 Kingboard Laminates Holdings Ltd 2,926
502,200 Link REIT 2,343
340,000 (b) MTR Corp 1,326
28,000 (b) Orient Overseas International Ltd 436
4,866,461 Prudential plc 64,636
318,500 Sun Hung Kai Properties Ltd 4,584
875,400 Swire Properties Ltd 2,299
309,500 Techtronic Industries Co 5,151
77,400 Zijin Gold International Co Ltd 885
TOTAL HONG KONG 177,375
HUNGARY - 0.0%
82,491 (a) MOL Hungarian Oil & Gas plc 981
48,578 OTP Bank Rt 7,175
11,229 Richter Gedeon Rt 435
TOTAL HUNGARY 8,591
INDIA - 1.2%
10,501 ABB Ltd India 782
40,306 Adani Enterprises Ltd 1,295
118,424 Adani Ports & Special Economic Zone Ltd 2,269
690,819 (a) Adani Power Ltd 1,635
143,197 (a) Aditya Birla Capital Ltd 594
4,163 (a) Alkem Laboratories Ltd 245
144,906 Ambuja Cements Ltd 647
40,880 APL Apollo Tubes Ltd 774
29,809 (a) Apollo Hospitals Enterprise Ltd 2,736
639,342 Ashok Leyland Ltd 1,068
85,174 Asian Paints Ltd 2,373
21,802 Astral Ltd 308
116,158 (c) AU Small Finance Bank Ltd 1,275
21,109 Aurobindo Pharma Ltd 353
33,279 (a),(c) Avenue Supermarts Ltd 1,541
515,554 Axis Bank Ltd 7,337
15,176 Bajaj Auto Ltd 1,561
558,481 Bajaj Finance Ltd 5,940
86,529 Bajaj Finserv Ltd 1,629
6,066 Bajaj Holdings & Investment Ltd 680
17,867 (a) Balkrishna Industries Ltd 412
237,950 Bank of Baroda 686
4,144,905 Bharat Electronics Ltd 18,065
53,282 (a) Bharat Forge Ltd 1,209
275,191 Bharat Heavy Electricals Ltd 1,207
351,222 Bharat Petroleum Corp Ltd 1,130
2,030,340 Bharti Airtel Ltd 39,773
1,534 (a) Bosch Ltd 648
24,746 (a) Britannia Industries Ltd 1,347
44,761 (a) BSE Ltd 1,833
15,370 (a) Cadila Healthcare Ltd 181
415,513 Canara Bank 552
52,854 CG Power & Industrial Solutions Ltd 533
97,063 (a) Cholamandalam Investment and Finance Co Ltd 1,839
90,662 Cipla Ltd 1,405
349,967 Coal India Ltd 1,626
27,402 Colgate-Palmolive India Ltd 579
25,040 (a) Coromandel International Ltd 531
29,411 Cummins India Ltd 1,762
91,818 (a) Dabur India Ltd 410
9,839 (a) Divi's Laboratories Ltd 685

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INDIA (continued)
8,149 Dixon Technologies India Ltd $ 1,028
138,571 DLF Ltd 909
212,939 (a) Dr Reddy's Laboratories Ltd 3,068
30,653 Eicher Motors Ltd 2,295
275,594 Federal Bank Ltd 962
68,684 Fortis Healthcare Ltd 695
250,279 (a) FSN E-Commerce Ventures Ltd 822
521,407 GAIL India Ltd 957
491,114 (a) GE T&D India Ltd 25,761
608,967 (a) GMR Infrastructure Ltd 722
88,739 Godrej Consumer Products Ltd 948
32,296 (a) Godrej Properties Ltd 639
60,814 Grasim Industries Ltd 1,994
49,057 Havells India Ltd 602
197,628 HCL Technologies Ltd 2,245
43,710 (c) HDFC Asset Management Co Ltd 1,227
2,547,511 HDFC Bank Ltd 21,500
773,406 HDFC Bank Ltd (ADR) 19,977
219,444 (c) HDFC Life Insurance Co Ltd 1,337
26,922 Hero Honda Motors Ltd 1,366
292,793 (a) Hindalco Industries Ltd 2,974
38,061 (a) Hindustan Aeronautics Ltd 1,764
158,326 Hindustan Lever Ltd 3,546
212,279 (a) Hindustan Petroleum Corp Ltd 888
2,835 (a) Hitachi Energy India Ltd 1,049
2,205,841 (a) ICICI Bank Ltd 32,199
55,087 (c) ICICI Lombard General Insurance Co Ltd 1,015
82,985 (c) ICICI Prudential Life Insurance Co Ltd 428
910,048 IDFC First Bank Ltd 765
56,166 Indian Bank 485
189,955 Indian Hotels Co Ltd 1,436
635,884 (a) Indian Oil Corp Ltd 939
286,336 (a) Indus Towers Ltd 1,185
129,671 IndusInd Bank Ltd 1,268
77,359 Info Edge India Ltd 801
678,111 Infosys Technologies Ltd 7,189
42,348 (c) InterGlobe Aviation Ltd 2,406
665,114 ITC Ltd 2,017
67,103 Jindal Stainless Ltd 492
80,464 Jindal Steel & Power Ltd 902
81,294 JSW Energy Ltd 502
136,820 (a) JSW Steel Ltd 1,775
1,230,167 Kotak Mahindra Bank Ltd 5,103
185,181 L&T Finance Holdings Ltd 609
149,554 Larsen & Toubro Ltd 6,558
14,488 (c) LTIMindtree Ltd 543
20,623 Lupin Ltd 527
64,632 (a),(c) Macrotech Developers Ltd 654
194,012 Mahindra & Mahindra Ltd 6,310
22,343 Mankind Pharma Ltd 601
118,470 (a) Marico Ltd 1,048
26,538 (a) Maruti Suzuki India Ltd 3,968
125,524 (a) Max Healthcare Institute Ltd 1,499
27,086 (a) Mphasis Ltd 620
510 (a) MRF Ltd 689
28,293 Multi Commodity Exchange of India Ltd 851
25,175 Muthoot Finance Ltd 799
184,089 National Aluminium Co Ltd 663
131,466 (a) Nestle India Ltd 1,952
616,371 NHPC Ltd 530
699,006 NMDC Ltd 630
966,145 NTPC Ltd 3,643

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
25,807 Oberoi Realty Ltd $ 483
578,461 Oil & Natural Gas Corp Ltd 1,434
85,709 Oil India Ltd 377
85,891 (a) One 97 Communications Ltd 1,038
4,796 Oracle Financial Services Software Ltd 547
1,343 Page Industries Ltd 587
77,263 (a) PB Fintech Ltd 1,331
23,403 Persistent Systems Ltd 1,073
160,076 Petronet LNG Ltd 475
42,544 Phoenix Mills Ltd 877
16,706 PI Industries Ltd 451
61,802 Pidilite Industries Ltd 1,041
11,811 Polycab India Ltd 1,246
307,221 (a) Power Finance Corp Ltd 1,380
945,721 Power Grid Corp of India Ltd 2,860
39,619 Prestige Estates Projects Ltd 656
510,838 Punjab National Bank 577
263,548 REC Ltd 1,015
3,443,408 Reliance Industries Ltd 47,170
4,967,915 Reliance Strategic Investments Ltd 12,435
938,858 Samvardhana Motherson International Ltd 1,472
54,055 SBI Cards & Payment Services Ltd 339
101,412 (c) SBI Life Insurance Co Ltd 1,893
2,015 Shree Cement Ltd 538
314,550 Shriram Finance Ltd 3,471
19,272 Siemens Energy India Ltd 752
16,954 (a) Siemens India Ltd 646
5,148 (a) Solar Industries India Ltd 1,018
29,670 SRF Ltd 860
414,951 State Bank of India 4,508
244,636 (a) Sun Pharmaceutical Industries Ltd 4,816
14,296 (a) Sundaram Finance Ltd 681
14,018 Supreme Industries Ltd 468
2,295,884 (a) Suzlon Energy Ltd 1,432
307,820 (a) Swiggy Ltd 779
26,229 Tata Communications Ltd 547
182,094 (a) Tata Consultancy Services Ltd 3,914
121,387 Tata Consumer Products Ltd 1,381
410,326 Tata Motors Ltd 1,840
415,703 Tata Motors Ltd 1,551
351,111 Tata Power Co Ltd 1,432
1,686,431 Tata Steel Ltd 3,356
120,632 (a) Tech Mahindra Ltd 1,796
79,479 (a) Titan Co Ltd 3,702
43,527 Torrent Pharmaceuticals Ltd 2,125
37,952 Torrent Power Ltd 568
60,242 Trent Ltd 2,093
23,025 Tube Investments of India Ltd 738
53,432 TVS Motor Co Ltd 1,956
23,410 Ultra Tech Cement Ltd 2,787
347,110 (a) Union Bank of India 633
66,316 (a) United Spirits Ltd 949
113,426 UPL Ltd 686
282,750 Varun Beverages Ltd 1,520
290,441 (a) Vedanta Aluminium Metal Ltd 1,376
290,441 (a) Vedanta Iron and Steel Ltd 108
306,926 Vedanta Ltd 914
290,441 (a) Vedanta Oil and Gas Ltd 99
290,441 (a) Vedanta Power Ltd 124
522,750 (a) Vishal Mega Mart Ltd 652
5,827,309 (a) Vodafone Idea Ltd 891
46,399 Voltas Ltd 627

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INDIA (continued)
18,652 WAAREE Energies Ltd $ 583
566,539 Wipro Ltd 1,023
3,381,143 (a) Yes Bank Ltd 865
538,500 (a) Zomato Ltd 1,509
TOTAL INDIA 447,402
INDONESIA - 0.0%
3,559,168 Astra International Tbk PT 900
11,025,100 Bank Central Asia Tbk PT 3,435
2,887,700 Bank Negara Indonesia Persero Tbk PT 513
13,541,093 Bank Rakyat Indonesia 2,073
4,014,426 (a) Barito Pacific Tbk PT 292
11,989,300 (a) Bumi Resources Minerals Tbk PT 321
1,364,200 Charoen Pokphand Indonesia Tbk PT 259
199,372,500 (a) GoTo Gojek Tokopedia Tbk PT 558
35,500 Jardine Matheson Holdings Ltd 2,189
8,304,294 PT Bank Mandiri Persero Tbk 1,791
265,798 PT United Tractors Tbk 342
9,961,195 Telkom Indonesia Persero Tbk PT 1,323
TOTAL INDONESIA 13,996
IRELAND - 0.2%
36,535 AerCap Holdings NV 5,326
4,508,903 AIB Group plc 52,991
33,397 Kingspan Group plc 3,054
TOTAL IRELAND 61,371
ISRAEL - 0.0%
6,081 Elbit Systems Ltd 4,624
170,484 Israel Chemicals Ltd 855
200,900 (a) Teva Pharmaceutical Industries Ltd (ADR) 6,806
TOTAL ISRAEL 12,285
ITALY - 0.6%
482,516 (b) Assicurazioni Generali S.p.A. 23,524
45,887 Coca-Cola HBC AG. 2,991
450,290 ENI S.p.A. 10,565
81,548 Ferrari NV 30,311
88,305 Leonardo S.p.A. 4,741
48,582 Moncler S.p.A 2,827
61,442 Prysmian S.p.A. 10,343
183,209 Ryanair Holdings plc 5,727
2,469,393 (a) Telecom Italia S.p.A 22,485
1,120,791 UniCredit S.p.A 100,444
TOTAL ITALY 213,958
JAPAN - 5.4%
1,251,200 Advantest Corp 257,407
107,700 (a) Aisin Seiki Co Ltd 1,462
194,200 (a) Ajinomoto Co, Inc 7,080
34,900 (a) All Nippon Airways Co Ltd 639
42,700 (a),(b) Asahi Glass Co Ltd 1,845
285,600 Asahi Kasei Corp 3,176
249,200 (b) Bridgestone Corp 5,255
168,600 (a) Central Japan Railway Co 3,599
85,800 Dai Nippon Printing Co Ltd 1,574
70,500 (a) Daifuku Co Ltd 3,123
57,500 (a) Daikin Industries Ltd 8,771
63,900 (a) Daito Trust Construction Co Ltd 1,221
381,100 (a) Denso Corp 4,388
20,100 Disco Corp 10,457
4,234,800 Don Quijote Co Ltd 21,464
210,400 (a) East Japan Railway Co 4,397
100,900 Ebara Corp 3,952
595,900 (a) ENEOS Holdings, Inc 4,411
203,700 Fanuc Ltd 9,380
40,800 (a) Fast Retailing Co Ltd 20,904

SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
127,900 (a) Fuji Heavy Industries Ltd $ 1,871
1,374,000 (a) Fujikura Ltd 54,468
1,089,000 (a) Fujitsu Ltd 21,638
52,100 (a) Hankyu Hanshin Holdings, Inc 1,371
4,258,300 Hitachi Ltd 117,853
806,400 (a) Honda Motor Co Ltd 7,264
343,200 Hoya Corp 55,359
170,200 (a) Idemitsu Kosan Co Ltd 1,257
194,100 (a) Inpex Holdings, Inc 3,917
224,500 (a) Ishikawajima-Harima Heavy Industries Co Ltd 3,790
116,800 Isuzu Motors Ltd 1,555
1,296,900 Itochu Corp 14,801
31,400 Japan Airlines Co Ltd 549
788,500 (a),(b) Japan Tobacco, Inc 29,095
126,700 JFE Holdings, Inc 1,223
92,300 (a) Kajima Corp 3,365
684,600 (a) Kansai Electric Power Co, Inc 9,675
164,900 (a) Kawasaki Heavy Industries Ltd 2,984
76,700 (a),(b) Kawasaki Kisen Kaisha Ltd 1,176
604,300 KDDI Corp 10,151
69,200 (a) Keyence Corp 34,980
240,100 (a) Kioxia Holdings Corp 139,553
207,500 Komatsu Ltd 8,102
211,200 (a) Kubota Corp 3,534
48,900 (a) Makita Corp 1,759
308,100 (a) Marubeni Corp 8,982
79,200 (a) Minebea Co Ltd 2,349
269,700 Mitsubishi Chemical Holdings Corp 1,892
703,200 (a) Mitsubishi Corp 18,812
3,545,300 Mitsubishi Electric Corp 130,022
140,100 Mitsubishi Estate Co Ltd 3,573
1,910,900 (a) Mitsubishi Heavy Industries Ltd 43,421
11,431,500 Mitsubishi UFJ Financial Group, Inc 227,749
539,000 Mitsui & Co Ltd 15,050
1,305,463 Mitsui Fudosan Co Ltd 12,100
75,200 (a) Mitsui OSK Lines Ltd 2,409
186,900 Mizuho Financial Group, Inc 8,977
54,700 (a),(b) MonotaRO Co Ltd 622
305,600 (a) Murata Manufacturing Co Ltd 21,937
2,914 Nippon Accommodations Fund, Inc 2,187
3,215 (b) Nippon Building Fund, Inc 2,494
122,700 Nippon Mining Holdings, Inc 3,386
208,800 (a),(b) Nippon Paint Co Ltd 1,362
1,064,600 (a),(b) Nippon Steel Corp 3,527
5,896,100 Nippon Telegraph & Telephone Corp 5,245
90,000 (a) Nippon Yusen Kabushiki Kaisha 2,911
486,300 (a) Nissan Motor Co Ltd 900
149,400 Nitto Denko Corp 2,939
138,900 (a) Obayashi Corp 2,807
46,000 Open House Group Co Ltd 2,402
265,400 (a) Otsuka Holdings Co Ltd 17,665
697,800 Panasonic Corp 19,631
86,600 (a) Secom Co Ltd 3,440
45,900 Seibu Holdings, Inc 899
109,500 Shimizu Corp 1,734
371,500 (a) Shin-Etsu Chemical Co Ltd 16,193
707,500 (a) Shiseido Co Ltd 11,420
12,500 SMC Corp 5,589
607,500 Softbank Group Corp 22,534
7,992,925 Sony Corp 160,850
951,600 (a) Sumitomo Corp 9,146
1,612,400 (a) Sumitomo Electric Industries Ltd 29,922

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
54,400 Sumitomo Metal Mining Co Ltd $ 2,523
4,348,703 Sumitomo Mitsui Financial Group, Inc 170,465
47,240 Sumitomo Realty & Development Co Ltd 1,097
343,000 (a) Suzuki Motor Corp 4,149
190,700 (a) Taisei Corp 16,881
38,100 (a) Taiyo Nippon Sanso Corp 1,413
252,300 (a) Takeda Pharmaceutical Co Ltd 8,042
88,600 Tokyo Electron Ltd 42,958
109,100 (a) Tokyu Corp 1,126
51,400 (a) Toppan Printing Co Ltd 1,630
305,200 (a) Toray Industries, Inc 2,138
6,224,605 Toyota Motor Corp 104,278
150,600 (a) Toyota Tsusho Corp 5,606
3,002 United Urban Investment Corp 3,000
89,500 (a) West Japan Railway Co 1,499
199,900 (b) Yamaha Motor Co Ltd 1,518
TOTAL JAPAN 2,101,196
KOREA, REPUBLIC OF - 3.1%
10,397 Alteogen, Inc 2,434
6,494 Amorepacific Corp 446
5,387 APR Corp 1,352
33,981 Celltrion, Inc 3,827
9,480 Daewoo International Corp 301
29,449 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 1,933
9,599 Dongbu Insurance Co Ltd 836
1,632 Doosan Corp 1,599
419,876 (a) Doosan Heavy Industries and Construction Co Ltd 23,922
12,036 Ecopro BM Co Ltd 1,122
22,689 Ecopro Co Ltd 1,584
60,523 Hana Financial Group, Inc 4,521
15,614 Hankook Tire & Technology Co Ltd 630
9,049 Hanmi Semiconductor Co Ltd 1,534
16,814 Hanwha Systems Co Ltd 799
9,365 HD Hyundai Co Ltd 1,220
5,245 HD Hyundai Electric Co Ltd 3,365
7,038 HD Hyundai Heavy Industries Co Ltd 2,714
26,680 (a) HLB, Inc 898
49,182 HMM Co Ltd 595
5,195 HYBE Co Ltd 650
153,353 Hynix Semiconductor, Inc 270,604
1,148 Hyosung Heavy Industries Corp 2,609
16,116 Hyundai Engineering & Construction Co Ltd 1,207
8,301 Hyundai Glovis Co Ltd 995
9,498 Hyundai Heavy Industries 2,168
13,166 Hyundai Mobis 4,336
10,921 Hyundai Motor Co 3,560
7,876 Hyundai Motor Co Ltd (2nd Preference) 1,111
4,838 Hyundai Motor Co Ltd (Preference) 687
5,848 Hyundai Rotem Co Ltd 659
56,511 (a) Industrial Bank of Korea 730
68,672 Kakao Corp 1,549
36,862 KakaoBank Corp 501
78,947 KB Financial Group, Inc 8,168
19,161 Kia Motors Corp 1,731
15,949 Korea Aerospace Industries Ltd 1,515
56,917 Korea Electric Power Corp 1,371
9,301 Korea Investment Holdings Co Ltd 1,347
39,666 Korean Air Lines Co Ltd 711
6,378 (c) Krafton, Inc 978
20,592 KT&G Corp 2,266
10,202 LG Chem Ltd 1,870
18,957 LG Corp 1,201

SHARES DESCRIPTION VALUE (000)
KOREA, REPUBLIC OF (continued)
67,950 (a) LG Display Co Ltd $ 512
23,632 LG Electronics, Inc 3,151
10,407 (a) LG Energy Solution Ltd 2,462
22,689 LG Telecom Ltd 205
2,854 LIG Nex1 Co Ltd 1,325
16,839 LS Electric Co Ltd 2,641
15,011 Meritz Financial Group, Inc 1,031
43,705 Mirae Asset Daewoo Co Ltd 1,227
11,519 Naver Corp 1,495
15,978 POSCO 3,301
7,406 POSCO Future M Co Ltd 851
1,405 (a),(c) Samsung Biologics Co Ltd 1,270
18,116 Samsung C&T Corp 5,609
12,503 Samsung Electro-Mechanics Co Ltd 18,107
3,256,454 Samsung Electronics Co Ltd 722,598
178,502 Samsung Electronics Co Ltd (Preference) 25,173
1,423 (a) Samsung Episholdings Co Ltd 398
6,512 Samsung Fire & Marine Insurance Co Ltd 2,628
147,020 (a) Samsung Heavy Industries Co Ltd 2,236
17,818 Samsung Life Insurance Co Ltd 4,692
13,495 Samsung SDI Co Ltd 4,301
8,668 Samsung SDS Co Ltd 1,089
2,743 Samsung Techwin Co Ltd 1,775
899 Samyang Foods Co Ltd 654
92,923 Shinhan Financial Group Co Ltd 5,826
13,999 (a) SK Innovation Co Ltd 863
20,609 SK Square Co Ltd 23,306
23,257 SK Telecom Co Ltd 1,326
8,032 SK, Inc 4,404
9,260 S-Oil Corp 636
143,138 Woori Financial Group, Inc 2,703
30,520 Woori Investment & Securities Co Ltd 587
4,648 Yuhan Corp 212
TOTAL KOREA, REPUBLIC OF 1,216,750
KUWAIT - 0.0%
387,689 Boubyan Bank KSCP 794
464,927 Gulf Bank KSCP 529
2,562,050 Kuwait Finance House KSCP 6,346
153,134 Mabanee Co SAK 457
393,347 Mobile Telecommunications Co KSCP 774
1,927,974 National Bank of Kuwait SAKP 5,021
515,196 Warba Bank KSCP 465
TOTAL KUWAIT 14,386
LUXEMBOURG - 0.0%
93,838 ArcelorMittal S.A. 5,658
25,836 Eurofins Scientific SE 2,022
30,460 (a) Reinet Investments S.C.A 843
TOTAL LUXEMBOURG 8,523
MACAU - 0.0%
2,441,000 Galaxy Entertainment Group Ltd 9,189
TOTAL MACAU 9,189
MALAYSIA - 0.1%
570,500 AMMB Holdings BHD 892
1,728,779 Bumiputra-Commerce Holdings BHD 3,147
592,800 Digi.Com BHD 389
1,149,361 Gamuda BHD 1,235
137,400 Hong Leong Bank BHD 722
152,400 IHH Healthcare Bhd 314
536,800 IOI Corp BHD 557
104,943 (a) Kuala Lumpur Kepong BHD 545
1,299,000 Malayan Banking BHD 3,439
425,500 Maxis Bhd 353

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MALAYSIA (continued)
295,108 MISC Bhd $ 564
517,000 Petronas Chemicals Group Bhd 512
181,816 Petronas Gas BHD 779
837,558 Press Metal Aluminium Holdings Bhd 1,581
3,216,500 Public Bank Bhd 3,792
405,428 RHB Capital BHD 824
446,100 Sime Darby Plantation Bhd 654
624,000 Sunway BHD 790
250,450 Telekom Malaysia BHD 458
581,976 Tenaga Nasional BHD 2,043
615,200 YTL Power International BHD 633
TOTAL MALAYSIA 24,223
MEXICO - 0.4%
791,800 (a),(b) Alfa S.A. de C.V. (Class A) 727
3,361,399 America Movil SAB de C.V. 4,354
114,700 (b) Arca Continental SAB de C.V. 1,375
188,598 (a) BBB Foods, Inc 7,859
3,375,294 (b) Cemex S.A. de C.V. 4,053
115,165 (a),(b) Coca-Cola Femsa SAB de C.V. 1,218
597,200 Fibra Uno Administracion S.A. de C.V. 1,023
376,600 (a) Fomento Economico Mexicano S.A. de C.V. 4,801
560,607 Fomento Economico Mexicano SAB de C.V. (ADR) 71,702
48,668 Fresnillo plc 1,772
34,830 (a),(b) Gruma SAB de C.V. 560
60,600 (b) Grupo Aeroportuario del Centro Norte Sab de C.V. 858
86,076 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 2,177
37,520 (b) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,146
283,800 (b) Grupo Bimbo S.A. de C.V. (Series A) 927
118,900 (a),(b) Grupo Carso S.A. de C.V. (Series A1) 889
3,426,207 Grupo Financiero Banorte S.A. de C.V. 36,162
332,727 (b) Grupo Financiero Inbursa S.A. 791
652,523 Grupo Mexico S.A. de C.V. (Series B) 7,397
42,201 Industrias Penoles S.A. de C.V. 1,844
328,500 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 728
239,510 ProLogis Property Mexico S.A. de C.V. 1,038
37,010 (a) Promotora y Operadora de Infraestructura SAB de C.V. 588
20,309 Southern Copper Corp 3,539
1,158,900 (b) Wal-Mart de Mexico SAB de C.V. 3,404
TOTAL MEXICO 160,932
NETHERLANDS - 2.1%
48,779 (a),(c) Adyen NV 45,760
37,655 (b) Akzo Nobel NV 2,561
237 (a) Argenx SE 220
46,270 (a) Argenx SE 42,886
283,261 ASML Holding NV 560,906
241,858 CTP BV 4,414
267,940 (c) Euronext NV 42,857
3,569,487 ING Groep NV 112,629
2,241,984 Koninklijke KPN NV 11,073
23,038 (b) Randstad Holdings NV 665
236,267 Universal Music Group NV 4,950
TOTAL NETHERLANDS 828,921
NEW ZEALAND - 0.0%
373,548 Auckland International Airport Ltd 1,773
207,144 Infratil Ltd 1,817
TOTAL NEW ZEALAND 3,590
NORWAY - 0.0%
69,569 Aker BP ASA 2,122
168,862 (a) Equinor ASA 5,325
95,963 Kongsberg Gruppen ASA 2,892
95,963 (a) Kongsberg Maritime AS. 497

SHARES DESCRIPTION VALUE (000)
NORWAY (continued)
304,890 Norsk Hydro ASA $ 2,759
TOTAL NORWAY 13,595
PERU - 0.0%
36,536 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,070
15,181 Credicorp Ltd 5,914
TOTAL PERU 6,984
PHILIPPINES - 0.0%
51,310 Ayala Corp 351
1,302,970 Ayala Land, Inc 315
370,584 Bank of the Philippine Islands 581
516,845 BDO Unibank, Inc 1,003
214,800 International Container Term Services, Inc 3,126
40,404 Manila Electric Co 375
361,673 Metropolitan Bank & Trust 384
16,198 PLDT, Inc 298
48,570 SM Investments Corp 468
2,014,500 SM Prime Holdings 595
TOTAL PHILIPPINES 7,496
POLAND - 0.1%
211,618 (a),(c) Allegro.eu S.A. 2,130
12,082 Asseco Poland S.A. 538
132,658 (a) Bank Millennium S.A. 690
39,159 Bank Pekao S.A. 2,386
9,384 Bank Zachodni WBK S.A. 1,610
2,828 (a) BRE Bank S.A. 1,026
2,774 Budimex S.A. 545
14,470 (a) CD Projekt S.A. 864
107,967 (a),(c) Dino Polska S.A. 816
31,249 KGHM Polska Miedz S.A. 2,761
246 LPP S.A. 1,197
191,563 (a) PGE Polska Grupa Energetyczna S.A. 481
129,529 Polski Koncern Naftowy Orlen S.A. 4,355
194,443 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 5,339
123,154 (a) Powszechny Zaklad Ubezpieczen S.A. 2,152
87,873 (a) Zabka Group S.A. 636
TOTAL POLAND 27,526
PORTUGAL - 0.0%
91,857 Galp Energia SGPS S.A. 1,947
114,712 Jeronimo Martins SGPS S.A. 2,197
TOTAL PORTUGAL 4,144
QATAR - 0.0%
716,954 Commercial Bank PSQC 797
437,925 Dukhan Bank 401
336,051 Industries Qatar QSC 1,015
1,279,962 Masraf Al Rayan QSC 722
1,197,337 Mesaieed Petrochemical Holding Co 382
198,627 Ooredoo QPSC 723
109,027 Qatar Electricity & Water Co QSC 429
136,127 Qatar Fuel QSC 528
613,892 Qatar Gas Transport Co Ltd 726
220,320 Qatar International Islamic Bank QSC 672
360,312 Qatar Islamic Bank SAQ 2,166
971,702 Qatar National Bank QPSC 4,609
TOTAL QATAR 13,170
ROMANIA - 0.0%
139,943 NEPI Rockcastle NV 1,253
TOTAL ROMANIA 1,253
RUSSIA - 0.0%
12,672 (a),(b),(d) Ozon Holdings plc (ADR)  0^

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
RUSSIA (continued)
211,169 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S $ 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.2%
51,337 (a) ACWA Power Co 2,652
75,989 Ades Holding Co 377
656,975 Al Rajhi Bank 11,525
329,084 Alinma Bank 2,141
99,616 Almarai Co JSC 1,206
199,656 Arab National Bank 1,102
5,003 Arabian Internet & Communications Services Co 272
161,808 Bank AlBilad 1,051
136,455 Bank Al-Jazira 422
272,998 Banque Saudi Fransi 1,410
17,913 (a) Bupa Arabia for Cooperative Insurance Co 834
16,531 Co for Cooperative Insurance 648
117,141 (a) Dar Al Arkan Real Estate Development Co 562
7,188 Dr Sulaiman Al Habib Medical Services Group Co 406
5,317 Elm Co 973
82,982 Etihad Etisalat Co 1,335
124,175 (a) Jabal Omar Development Co 500
132,177 Jarir Marketing Co 590
21,350 Makkah Construction & Development Co 471
7,948 Mouwasat Medical Services Co 135
432,576 Riyad Bank 2,293
51,818 SABIC Agri-Nutrients Co 1,707
7,662 SAL Saudi Logistics Services 367
260,742 (a) Saudi Arabian Mining Co 4,123
1,350,251 (c) Saudi Arabian Oil Co 9,382
223,274 Saudi Awwal Bank 1,923
201,070 Saudi Basic Industries Corp 2,758
175,381 Saudi Electricity Co 831
130,453 Saudi Investment Bank 466
654,854 Saudi National Bank 6,741
10,024 Saudi Tadawul Group Holding Co 353
445,094 Saudi Telecom Co 5,122
57,973 Yanbu National Petrochemical Co 454
TOTAL SAUDI ARABIA 65,132
SINGAPORE - 0.9%
1,075,140 Ascendas REIT 2,071
2,176,992 CapitaMall Trust 3,995
2,355,480 DBS Group Holdings Ltd 119,269
1,446,600 Frasers Centrepoint Trust 2,529
317,800 Keppel Corp Ltd 2,696
35,211 (b) Keppel REIT 23
3,504,461 Oversea-Chinese Banking Corp 67,253
195,000 (b) SembCorp Industries Ltd 959
344,400 (a) Singapore Airlines Ltd 2,048
1,937,700 Singapore Exchange Ltd 36,153
340,700 Singapore Technologies Engineering Ltd 2,744
1,321,743 (a) STMicroelectronics NV 97,771
231,100 UOL Group Ltd 1,703
TOTAL SINGAPORE 339,214
SOUTH AFRICA - 0.4%
188,634 Absa Group Ltd 2,628
58,939 Anglo American Platinum Ltd 3,961
1,474,202 Anglo American plc 72,313
75,044 Bid Corp Ltd 2,046
74,984 Bidvest Group Ltd 1,096
19,521 Capitec Bank Holdings Ltd 5,667
54,193 (a),(b) Clicks Group Ltd 753
123,505 Discovery Ltd 1,994
1,132,160 FirstRand Ltd 6,730

SHARES DESCRIPTION VALUE (000)
SOUTH AFRICA (continued)
199,345 Gold Fields Ltd $ 6,691
127,249 Harmony Gold Mining Co Ltd 1,947
202,193 Impala Platinum Holdings Ltd 2,124
387,420 MTN Group Ltd 5,396
170,610 Naspers Ltd 8,567
96,809 Nedbank Group Ltd 1,596
79,565 Northam Platinum Holdings Ltd 1,149
187,048 OUTsurance Group Ltd 897
779,202 (c) Pepkor Holdings Ltd 1,054
107,147 Remgro Ltd 1,289
398,488 Sanlam Ltd 2,146
128,813 Sasol Ltd 1,273
104,382 Shoprite Holdings Ltd 1,881
627,093 Sibanye Stillwater Ltd 1,332
293,863 Standard Bank Group Ltd 5,801
136,510 Vodacom Group Ltd 1,265
TOTAL SOUTH AFRICA 141,596
SPAIN - 1.4%
5,386 (a),(b) Acciona S.A. 1,706
38,719 ACS Actividades de Construccion y Servicios S.A. 5,694
163,648 (c) Aena SME S.A. 4,987
6,314,450 Banco Bilbao Vizcaya Argentaria S.A. 158,978
18,394,600 Banco Santander S.A. 255,314
3,085,751 CaixaBank S.A. 43,719
2,289,618 Iberdrola S.A. 56,988
229,211 Industria de Diseno Textil S.A. 14,448
108,528 (a),(b),(d) Let's GOWEX S.A. 1
377,983 Merlin Properties Socimi S.A. 6,632
248,407 (a),(b) Repsol YPF S.A. 6,206
TOTAL SPAIN 554,673
SWEDEN - 0.3%
56,716 (a) AddTech AB 2,004
63,130 Alfa Laval AB 3,766
970,782 (a) Assa Abloy AB 34,299
1,542,225 Atlas Copco AB 31,259
340,580 (a) Atlas Copco AB 6,038
89,235 (a),(b) Beijer Ref AB 1,308
62,571 Boliden AB 3,535
85,091 (a) Epiroc AB 1,975
143,795 (a),(b) Epiroc AB 3,945
697,950 (a),(b) Fastighets AB Balder 3,723
453,015 Hexagon AB 3,748
15,490 (b) Holmen AB 487
59,620 Indutrade AB 1,234
32,307 (b) Investment AB Latour 642
330,678 (b) Nibe Industrier AB 1,229
69,891 (a) Saab AB 3,644
232,647 Sandvik AB 9,607
107,312 (a) Securitas AB (B Shares) 1,762
74,258 Skanska AB (B Shares) 1,987
74,434 (a),(b) SKF AB (B Shares) 1,912
44,257 Trelleborg AB (B Shares) 1,844
346,750 (b) Volvo AB (B Shares) 11,795
TOTAL SWEDEN 131,743
SWITZERLAND - 1.3%
988,672 ABB Ltd 107,547
2,147 Belimo Holding AG. 2,414
4,608 BKW AG. 775
22 Chocoladefabriken Lindt & Spruengli AG. 2,614
524,181 Cie Financiere Richemont S.A. 120,996
38,017 DSM-Firmenich AG. 3,608
1,545 (b) EMS-Chemie Holding AG. 1,324

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SWITZERLAND (continued)
423,191 Galderma Group AG. $ 96,254
7,402 Geberit AG. 4,939
2,033 Givaudan S.A. 8,599
29,388 Helvetia Holding AG. 7,579
10,539 Kuehne & Nagel International AG. 2,557
197 Lindt & Spruengli AG. 2,288
172,301 Lonza Group AG. 116,235
8,884 Schindler Holding AG. 2,945
5,123 Schindler Holding AG. (Registered) 1,629
36,124 SGS S.A. 4,189
33,265 Sika AG. 6,860
6,091 Swatch Group AG. 1,489
5,892 (c) VAT Group AG. 5,167
TOTAL SWITZERLAND 500,008
TAIWAN - 3.7%
110,000 (a) Accton Technology Corp 8,774
106,725 Advantech Co Ltd 1,665
17,299 Alchip Technologies Ltd 2,317
856,000 (a) ASE Technology Holding Co Ltd 19,103
73,000 Asia Vital Components Co Ltd 5,905
6,000 ASPEED Technology, Inc 3,166
148,000 (a) Asustek Computer, Inc 3,285
39,000 (a) Bizlink Holding, Inc 2,390
214,000 (a) Caliway Biopharmaceuticals Co Ltd 678
2,136,947 Cathay Financial Holding Co Ltd 6,627
335,564 (a) Chailease Holding Co Ltd 1,241
1,635,836 Chang Hwa Commercial Bank 1,237
3,379,983 China Development Financial Holding Corp 3,071
2,646,517 (a) China Steel Corp 1,569
3,718,000 Chinatrust Financial Holding Co 8,334
81,000 Chroma ATE, Inc 5,629
856,849 (a) Chunghwa Telecom Co Ltd 3,803
429,000 Delta Electronics, Inc 26,943
182,916 E Ink Holdings, Inc 1,249
3,171,477 (a) E.Sun Financial Holding Co Ltd 3,442
62,000 Elite Material Co Ltd 10,719
13,546 eMemory Technology, Inc 1,276
608,000 Eva Airways Corp 862
240,292 Evergreen Marine Corp Taiwan Ltd 1,395
390,000 (a) Far EasTone Telecommunications Co Ltd 1,286
2,436,857 First Financial Holding Co Ltd 2,513
762,000 Formosa Chemicals & Fibre Corp 1,312
847,000 Formosa Plastics Corp 1,453
31,770 Fortune Electric Co Ltd 784
1,868,817 (a) Fubon Financial Holding Co Ltd 7,634
2,370,312 Fuhwa Financial Holdings Co Ltd 4,930
122,000 (a) Gigabyte Technology Co Ltd 1,333
19,000 Global Unichip Corp 2,946
58,274 (a) Globalwafers Co Ltd 1,881
74,000 Gold Circuit Electronics Ltd 2,842
2,506,000 (a) Hon Hai Precision Industry Co, Ltd 19,997
18,000 (a) Hon Precision, Inc 3,698
63,952 Hotai Motor Co Ltd 940
2,014,416 Hua Nan Financial Holdings Co Ltd 2,416
1,652,676 InnoLux Display Corp 3,658
50,000 (a) International Games System Co Ltd 1,245
557,000 (a) Inventec Co Ltd 1,181
19,670 (a) Jentech Precision Industrial Co Ltd 2,160
13,000 King Slide Works Co Ltd 3,046
247,000 King Yuan Electronics Co Ltd 2,673
21,063 Largan Precision Co Ltd 2,853
437,000 Lite-On Technology Corp 3,093

SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
19,000 (a) Lotes Co Ltd $ 1,281
597,879 (a) MediaTek, Inc 81,470
2,594,412 Mega Financial Holding Co Ltd 3,771
19,000 (a) MPI Corp 3,716
1,065,000 (a) Nan Ya Plastics Corp 5,669
126,000 (a) Novatek Microelectronics Corp Ltd 2,131
449,000 Pegatron Corp 1,188
23,304 PharmaEssentia Corp 984
109,522 (a) President Chain Store Corp 768
600,721 Quanta Computer, Inc 7,004
109,000 Realtek Semiconductor Corp 2,782
842,259 (a) Shanghai Commercial & Savings Bank Ltd 1,133
2,640,558 (a) SinoPac Financial Holdings Co Ltd 3,330
4,745,541 Taishin Financial Holdings Co Ltd 4,982
1,492,334 Taiwan Business Bank 835
1,394,579 (a) Taiwan Cement Corp 1,058
2,507,757 Taiwan Cooperative Financial Holding Co Ltd 1,962
387,447 (a) Taiwan Mobile Co Ltd 1,417
13,550,349 Taiwan Semiconductor Manufacturing Co Ltd 1,068,990
292,200 (a) Unimicron Technology Corp 10,066
1,066,450 (a) Uni-President Enterprises Corp 2,501
2,525,000 (a) United Microelectronics Corp 13,544
273,047 (a) Vanguard International Semiconductor Corp 1,885
145,810 (a) Wan Hai Lines Ltd 363
677,000 (a) Wistron Corp 3,415
22,000 Wiwynn Corp 3,250
346,572 Yageo Corp 12,643
372,000 (a) Yang Ming Marine Transport 608
167,000 Zhen Ding Technology Holding Ltd 3,364
TOTAL TAIWAN 1,446,664
THAILAND - 0.1%
239,100 Advanced Info Service PCL 2,694
911,800 Airports of Thailand PCL 1,776
830,000 Bangkok Dusit Medical Services PCL 483
47,800 Bumrungrad Hospital PCL 272
428,100 Central Pattana PCL 867
787,900 Charoen Pokphand Foods PCL 465
1,207,400 CP ALL plc 1,681
658,600 Delta Electronics Thailand PCL 6,567
895,133 Gulf Development PCL 1,664
115,400 Kasikornbank PCL (Foreign) 759
820,000 Krung Thai Bank PCL 941
702,400 Minor International PCL 525
323,600 PTT Exploration & Production PCL 1,300
2,364,800 PTT PCL 2,527
181,100 SCB X PCL 806
164,100 Siam Cement PCL 1,211
5,556,800 TMB Bank PCL (Foreign) 412
100,100 True Corp PCL 39
2,150,522 True Corp PCL 837
TOTAL THAILAND 25,826
TURKEY - 0.0%
697,041 Akbank TAS 1,154
255,242 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 1,888
198,813 (a) BIM Birlesik Magazalar AS 1,559
744,560 Eregli Demir ve Celik Fabrikalari TAS 648
253,399 Haci Omer Sabanci Holding AS 531
158,365 KOC Holding AS 659
118,372 Turk Hava Yollari AO 830
237,233 (a) Turkcell Iletisim Hizmet AS 548
1,946,656 Turkiye Is Bankasi (Series C) 619
213,149 Turkiye Petrol Rafinerileri AS 1,036

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TURKEY (continued)
753,306 Yapi ve Kredi Bankasi $ 650
TOTAL TURKEY 10,122
UNITED ARAB EMIRATES - 0.1%
696,573 Abu Dhabi Commercial Bank PJSC 2,744
325,359 Abu Dhabi Islamic Bank PJSC 1,834
661,857 Abu Dhabi National Oil Co for Distribution PJSC 707
579,122 ADNOC Drilling Co PJSC 904
1,547,393 Adnoc Gas plc 1,450
360,847 ADNOC Logistics & Services 592
517,708 Air Arabia PJSC 769
871,372 Aldar Properties PJSC 1,966
1,336,333 Dubai Electricity & Water Authority PJSC 1,012
640,806 Dubai Islamic Bank PJSC 1,300
198,839 Emaar Development PJSC 749
1,387,431 Emaar Properties PJSC 4,509
419,364 Emirates NBD Bank PJSC 3,380
769,948 Emirates Telecommunications Group Co PJSC 4,028
978,425 First Abu Dhabi Bank PJSC 4,533
5,358 (a),(d) NMC Health plc   0^
3,428,119 Salik Co PJSC 5,493
TOTAL UNITED ARAB EMIRATES 35,970
UNITED KINGDOM - 2.4%
672,965 AstraZeneca plc 125,645
690,236 Aviva plc 5,951
654,751 BAE Systems plc 16,046
3,147,940 Barclays plc 21,094
171,075 Big Yellow Group plc 2,046
2,310,412 British American Tobacco plc 142,975
70,741 Bunzl plc 2,469
97,043 Coca-Cola Europacific Partners plc 9,711
937,752 Compass Group plc 30,298
518,070 GSK plc 13,601
1,299,995 (a) Halma plc 67,949
3,060,234 HSBC Holdings plc 57,867
257,863 (b) International Consolidated Airlines Group S.A. 1,637
33,588 Intertek Group plc 2,586
613,205 (a),(b) Klarna Group plc 12,411
17,416,136 Lloyds TSB Group plc 25,489
254,910 London Stock Exchange Group plc 27,560
870,051 LondonMetric Property plc 2,172
5,263,519 Man Group plc 20,406
274,229 Melrose Industries plc 1,729
2,379,761 National Grid plc 39,251
8,390,489 NatWest Group plc 74,037
139,143 Reckitt Benckiser Group plc 9,063
772,788 RELX plc 24,424
551,172 Rentokil Initial plc 3,135
1,832,450 Rolls-Royce Holdings plc 35,127
240,941 Scottish & Southern Energy plc 7,773
1,384,958 Shaftesbury Capital plc 2,537
3,021,462 (a),(c) Shawbrook Group plc 13,046
69,258 Smiths Group plc 2,353
16,062 Spirax-Sarco Engineering plc 1,457
3,925,043 Standard Chartered plc 106,143
1,363,692 Tesco plc 8,313
1,980,436 Tritax Big Box REIT plc 4,243
263,454 Unite Group plc 1,775
TOTAL UNITED KINGDOM 922,319
UNITED STATES - 63.2%
115,911 3M Co 18,767
624,168 Abbott Laboratories 56,637
401,538 AbbVie, Inc 101,043

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
156,615 Acadia Realty Trust $ 3,275
188,232 (a) Advanced Micro Devices, Inc 109,346
28,765 Aecom Technology Corp 2,008
59,981 (a) Affirm Holdings, Inc 4,891
52,560 Agree Realty Corp 3,981
53,189 (a) Air Products & Chemicals, Inc 15,594
24,634 Allegion plc 3,461
609,108 Alliant Energy Corp 46,469
170,135 Allstate Corp 40,482
4,958 (a) Alnylam Pharmaceuticals, Inc 1,493
1,909,057 Alphabet, Inc 674,527
2,252,611 Alphabet, Inc (Class A) 805,016
96,409 Altria Group, Inc 6,937
5,070,772 (a) Amazon.com, Inc 1,208,568
118,560 Amcor plc 5,140
404,853 American Electric Power Co, Inc 55,388
189,023 American Express Co 63,937
159,594 American Healthcare REIT, Inc 8,323
220,128 American Homes 4 Rent 7,379
94,904 American International Group, Inc 7,073
29,456 American Tower Corp 4,818
45,532 Americold Realty Trust, Inc 716
28,400 Ameriprise Financial, Inc 13,029
78,202 AmerisourceBergen Corp 22,130
50,229 Ametek, Inc 12,152
91,681 Amgen, Inc 33,200
524,525 Amphenol Corp (Class A) 92,484
108,613 Amrize Ltd 5,789
34,299 Analog Devices, Inc 13,623
27,477 Aon plc 9,114
639 AP Moller - Maersk AS (Class A) 1,475
861 AP Moller - Maersk AS (Class B) 2,045
5,879,021 (e) Apple, Inc 1,701,154
649,234 Applied Materials, Inc 469,396
47,148 (a) Aptiv plc 2,894
63,871 (a) Arch Capital Group Ltd 6,199
101,773 Archer-Daniels-Midland Co 7,775
205,061 (a) Arista Networks, Inc 34,836
62,659 (a),(b) AST SpaceMobile, Inc 5,568
2,603,338 AT&T, Inc 53,889
9,890 (a) Atlassian Corp Ltd 769
7,342 (b) Aura Minerals, Inc 462
3,082 (a) Autozone, Inc 9,850
33,833 AvalonBay Communities, Inc 6,384
19,085 Avery Dennison Corp 3,098
160,008 (a) Axon Enterprise, Inc 89,702
283,756 Baker Hughes Co 15,748
137,906 Ball Corp 8,605
1,016,412 Bank of America Corp 57,915
751,628 Bank of New York Mellon Corp 108,693
118,700 (a) BeiGene Ltd (ADR) 33,826
894,500 (a) BeOne Medicines Ltd 19,496
172,010 (a) Berkshire Hathaway, Inc 86,072
48,899 BlackRock, Inc 47,019
108,028 (a) Blackstone Digital Infrastructure Trust, Inc 2,337
49,026 (a) Bloom Energy Corp 14,840
292,915 (a) Boeing Co 63,407
607,519 Booking Holdings, Inc 108,284
1,477,688 (a) Boston Scientific Corp 63,068
3,465,886 BP plc 21,363
31,420 Bristol-Myers Squibb Co 1,810
189,018 Brixmor Property Group, Inc 5,960

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
1,869,595 Broadcom, Inc $ 706,240
78,418 Broadstone Net Lease, Inc 1,621
31,664 (a) Builders FirstSource, Inc 2,833
28,503 Bunge Global S.A. 3,042
16,813 Buzzi Unicem S.p.A. 861
49,189 Camden Property Trust 5,632
313,221 Capital One Financial Corp 62,838
34,749 Cardinal Health, Inc 8,255
123,425 CareTrust REIT, Inc 4,980
9,120 Carlisle Cos, Inc 3,308
245,005 Carlyle Group, Inc 10,317
1,274,564 Carnival Corp Ltd 36,414
343,019 Carrier Global Corp 25,160
19,215 (a) Carvana Co 1,265
319,172 Caterpillar, Inc 339,886
37,580 (a) CBRE Group, Inc 5,062
84,214 (a) Centene Corp 5,406
34,337 CF Industries Holdings, Inc 3,717
25,777 CH Robinson Worldwide, Inc 4,855
170,065 Charles Schwab Corp 15,692
56,834 Cheniere Energy, Inc 13,584
52,432 Chesapeake Energy Corp 4,781
556,283 Chevron Corp 92,209
1,275,843 (a) Chipotle Mexican Grill, Inc (Class A) 43,379
36,427 Chubb Ltd 12,412
9,934 (a) Ciena Corp 4,873
61,078 Cigna Group 16,838
78,529 Cintas Corp 13,356
2,647,739 Cisco Systems, Inc 311,003
902,152 Citigroup, Inc 126,265
435 CME Group, Inc 96
190,375 CNH Industrial NV 2,138
2,735,441 Coca-Cola Co 222,309
58,170 Coeur Mining, Inc 949
185,298 (a) Coherent Corp 73,095
1,195,657 Comcast Corp (Class A) 29,353
7,700 Comfort Systems USA, Inc 15,261
999,117 ConocoPhillips 103,868
87,452 Constellation Energy Corp 21,720
200,657 (a) Copart, Inc 5,657
221,010 Corebridge Financial, Inc 6,328
31,793 (a) Corpay, Inc 10,596
227,432 Corteva, Inc 19,261
92,477 (a) CoStar Group, Inc 2,619
306,977 Costco Wholesale Corp 287,168
1,113,873 CRH plc 119,184
16,498 (a) Crowdstrike Holdings, Inc 12,590
9,485 Crown Castle, Inc 718
684,037 CSX Corp 32,512
47,735 Cummins, Inc 34,045
109,326 Curbline Properties Corp 3,324
8,040 Curtiss-Wright Corp 6,092
592,571 CVS Health Corp 61,301
248,962 Danaher Corp 47,422
64,757 Deere & Co 41,077
15,920 Dell Technologies, Inc 6,869
80,029 (a) Delta Air Lines, Inc 7,496
301,221 Devon Energy Corp 12,446
306,427 (a) DexCom, Inc 20,638
49,575 Diamondback Energy, Inc 8,714
107,826 Digital Realty Trust, Inc 19,363
103,554 Dover Corp 23,225

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
156,473 Dow, Inc $ 4,281
56,231 DR Horton, Inc 9,159
489,550 Duke Energy Corp 61,967
30,473 (a) DuPont de Nemours, Inc 4,133
26,106 EastGroup Properties, Inc 5,287
324,509 Eaton Corp plc 138,280
62,675 Ecolab, Inc 17,462
151,516 (a) Edwards Lifesciences Corp 13,706
71,043 Elevance Health, Inc 27,474
366,859 Eli Lilly & Co 440,022
9,760 EMCOR Group, Inc 8,100
161,013 Emerson Electric Co 23,049
280,221 Entergy Corp 32,186
155,218 (a) EOG Resources, Inc 20,136
175,781 EQT Corp 9,346
21,676 Equinix, Inc 22,595
192,148 Equitable Holdings, Inc 8,431
116,725 Equity Residential 7,929
129,381 Essential Properties Realty Trust, Inc 3,862
21,240 Essex Property Trust, Inc 6,193
51,877 Estee Lauder Cos (Class A) 4,096
8,145 Everest Re Group Ltd 2,910
440,430 Evergy, Inc 38,066
632,624 Eversource Energy 45,720
24,554 Expedia Group, Inc 6,283
29,243 Expeditors International Washington, Inc 4,766
200,207 Experian Group Ltd 6,748
36,949 Extra Space Storage, Inc 5,369
2,218,171 Exxon Mobil Corp 303,268
250,499 Fastenal Co 12,031
25,294 Federal Realty Investment Trust 3,122
87,637 FedEx Corp 27,442
31,941 (a) FedEx Freight Holding Co, Inc 4,823
42,668 Ferguson Enterprises, Inc 10,126
112,072 Ferrovial SE 7,682
1,446,357 Fifth Third Bancorp 81,531
77,129 First Industrial Realty Trust, Inc 4,729
1,077,393 (a) Flextronics International Ltd 174,613
853,945 Ford Motor Co 11,870
73,823 Fortive Corp 4,510
2,473,122 Freeport-McMoRan, Inc (Class B) 155,535
22,380 FTAI Aviation Ltd 6,054
129,542 Gaming and Leisure Properties, Inc 5,769
15,609 GE HealthCare Technologies, Inc 999
72,917 GE Vernova, Inc 85,667
50,080 General Dynamics Corp 17,740
322,588 General Electric Co 120,561
203,547 General Motors Co 15,689
30,354 Genuine Parts Co 3,581
188,099 (b) GFL Environmental, Inc 6,917
445,416 Gilead Sciences, Inc 56,274
460,834 Globe Life, Inc 82,342
53,228 Goldman Sachs Group, Inc 53,833
36,175 Graco, Inc 2,735
14,418,984 Haleon plc 66,445
242,353 Halliburton Co 8,228
24,536 HCA, Inc 9,566
9,640 HEICO Corp 3,434
16,529 (a) HEICO Corp (Class A) 4,263
48,007 Highwoods Properties, Inc 1,448
162,884 Hilton Worldwide Holdings, Inc 53,827
111,322 Holcim Ltd 10,037

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
450,325 Home Depot, Inc $ 158,821
272,761 (a) Honeywell Aerospace, Inc 60,302
272,761 Honeywell International, Inc 61,071
137,458 Howmet Aerospace, Inc 36,957
23,793 Hubbell, Inc 12,449
8,137 Humana, Inc 3,232
16,804 (b) Hyatt Hotels Corp 3,257
21,432 IDEX Corp 4,864
2,595 (a) IDEXX Laboratories, Inc 1,366
70,187 Illinois Tool Works, Inc 18,984
10,325 (a) Illumina, Inc 1,815
173,926 Ingersoll Rand, Inc 14,260
65,327 (a) Insmed, Inc 6,965
4,764 (a) Insulet Corp 725
3,261,073 (a) Intel Corp 455,344
79,213 Intercontinental Exchange, Inc 9,752
158,460 InterContinental Hotels Group plc 27,237
65,902 International Business Machines Corp 18,532
73,366 International Flavors & Fragrances, Inc 5,812
110,434 International Paper Co 4,208
147,545 (a) Intuitive Surgical, Inc 58,676
81,403 Invitation Homes, Inc 2,459
11,432 (a) IQVIA Holdings, Inc 2,209
93,093 Iron Mountain, Inc 11,759
39,706 ITT, Inc 7,852
25,767 Jacobs Solutions, Inc 3,247
135,225 Janus Living, Inc 3,886
31,419 JB Hunt Transport Services, Inc 9,094
72,030 JBS NV 854
1,563,962 Johnson & Johnson 397,199
133,551 Johnson Controls International plc 19,513
2,715 (a) Jones Lang LaSalle, Inc 842
1,302,112 JPMorgan Chase & Co 426,220
402,192 Kenvue, Inc 7,686
277,663 Keurig Dr Pepper, Inc 9,088
500,858 Kinder Morgan, Inc 16,012
78,133 KKR & Co, Inc 7,171
92,089 KLA Corp 27,784
53,707 L3Harris Technologies, Inc 15,607
5,587 Labcorp Holdings, Inc 1,564
337,091 Lam Research Corp 146,072
21,301 Lamar Advertising Co 3,323
5,949 (a) Legend Biotech Corp (ADR) 172
44,558 (a) Lennar Corp (Class A) 4,032
6,880 Lennox International, Inc 3,942
130,277 (a) Liberty Media Corp-Liberty Formula One (Class A) 11,404
353,693 (a) Liberty Media Corp-Liberty Formula One (Class C) 33,650
407,784 Linde plc 211,615
53,613 Lockheed Martin Corp 27,314
12,383 Lowe's Cos, Inc 2,730
5,016 (a) Lumentum Holdings, Inc 4,304
56,688 LyondellBasell Industries NV 2,985
145,064 M&T Bank Corp 34,527
129,362 Macerich Co 3,259
86,262 Marathon Petroleum Corp 22,055
13,160 Martin Marietta Materials, Inc 7,589
321,800 Marvell Technology, Inc 95,861
334,059 Masco Corp 27,182
351,107 Mastercard, Inc (Class A) 180,329
13,157 McDonald's Corp 3,556
43,950 McKesson Corp 33,209
157,363 Medtronic plc 12,311

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
553,078 Merck & Co, Inc $ 71,071
384,527 Meta Platforms, Inc 216,600
959 Microchip Technology, Inc 87
335,781 Micron Technology, Inc 387,589
2,579,278 Microsoft Corp 962,122
16,166 Mid-America Apartment Communities, Inc 2,246
765,089 Mondelez International, Inc 44,253
154,508 (a) MongoDB, Inc 51,899
1,413,528 (a) Monster Beverage Corp 135,868
488,511 Morgan Stanley 102,118
806,766 Nasdaq Stock Market, Inc 63,589
51,616 (a) Natera, Inc 14,011
1,628,144 (a) Netflix, Inc 116,250
192,202 NETSTREIT Corp 4,061
334,686 Newmont Goldcorp Corp 31,260
833,692 NextEra Energy, Inc 73,173
11,537 Nordson Corp 3,481
48,960 Norfolk Southern Corp 15,402
29,600 Northrop Grumman Corp 15,076
277,444 Novartis AG. 43,362
56,320 NRG Energy, Inc 8,226
52,552 Nucor Corp 11,706
38,086 nVent Electric plc 6,460
8,589,677 Nvidia Corp 1,718,709
1,576 (a) NVR, Inc 10,738
194,490 Occidental Petroleum Corp 9,446
45,301 (a),(b) Octave Intelligence plc 731
28,521 (a),(b) Oklo, Inc 1,493
41,062 Old Dominion Freight Line 8,894
152,162 ONEOK, Inc 13,229
752,643 Oracle Corp 110,300
1,434,951 (a) O'Reilly Automotive, Inc 132,145
85,035 Otis Worldwide Corp 6,089
114,598 PACCAR, Inc 13,766
25,821 Packaging Corp of America 6,153
948,548 (a) Palantir Technologies, Inc 110,667
685,285 (a) Palo Alto Networks, Inc 233,696
51,644 Parker-Hannifin Corp 50,514
46,857 Pentair plc 3,592
14,004 PepsiCo, Inc 1,896
464,756 (a) Performance Food Group Co 51,955
447,041 Pfizer, Inc 10,765
112,483 PG&E Corp 1,892
854,920 Philip Morris International, Inc 154,664
115,683 Phillips 66 19,556
61,985 PPG Industries, Inc 7,518
1,298,563 Procter & Gamble Co 190,421
26,803 Progressive Corp 5,855
193,942 Prologis, Inc 26,273
20,622 Public Storage, Inc 6,564
41,349 Pulte Homes, Inc 5,674
59,722 Qnity Electronics, Inc 9,753
74,963 QUALCOMM, Inc 13,852
32,520 Quanta Services, Inc 23,416
63,088 Realty Income Corp 3,909
116,844 Regeneron Pharmaceuticals, Inc 72,857
11,521 Reliance Steel & Aluminum Co 4,304
47,282 Republic Services, Inc 10,075
20,633 (a) REVOLUTION Medicines, Inc 3,864
151,482 Rexford Industrial Realty, Inc 5,075
173,315 (a),(b) Rivian Automotive, Inc 3,007
367,955 Roche Holding AG. 151,261

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
140,231 (a) Rocket Lab Corp $ 14,255
24,520 Rockwell Automation, Inc 12,139
337,596 (a) Roivant Sciences Ltd 11,948
63,448 Rollins, Inc 2,648
30,825 (a) Roper Industries, Inc 10,431
353,237 Ross Stores, Inc 75,187
43,740 Royal Caribbean Cruises Ltd 13,889
36,892 RPM International, Inc 4,101
429,112 RTX Corp 81,415
391 Ryman Hospitality Properties, Inc 50
30,177 S&P Global, Inc 12,290
95,675 Sabra Health Care REIT, Inc 1,867
19,824 SBA Communications Corp 3,498
429,776 Schlumberger Ltd 19,980
270,077 Schneider Electric S.A. 88,376
15,345 Seagate Technology Holdings plc 14,808
176,400 Sempra Energy 16,354
18,848 (a) SharkNinja Global SPV Ltd 2,870
3,833,291 Shell plc 148,942
4,425 Sherwin-Williams Co 1,524
59,205 Simon Property Group, Inc 13,241
46,113 (b) SL Green Realty Corp 2,387
51,450 Smartstop Self Storage REIT, Inc 1,672
3,072,908 Smurfit WestRock plc 142,153
535,458 (a) Snowflake, Inc 136,274
244,913 Southern Co 23,441
134,575 STAG Industrial, Inc 5,122
1,210,109 Starbucks Corp 123,661
39,093 Steel Dynamics, Inc 8,970
439,959 Stellantis NV 2,513
6,623 STERIS plc 1,395
238,301 Stryker Corp 75,027
21,352 Sun Communities, Inc 2,560
396,021 Sunbelt Rentals Holdings, Inc 28,889
237,953 (a) Take-Two Interactive Software, Inc 59,484
59,962 Targa Resources Corp 16,078
163,600 Target Corp 21,368
10,240 (a) Teledyne Technologies, Inc 6,829
82,599 Tenaris S.A. 2,287
856,092 (a) Tesla, Inc 360,072
673,701 Texas Instruments, Inc 200,810
38,451 Textron, Inc 3,527
151,796 Thermo Fisher Scientific, Inc 76,104
937,672 TJX Cos, Inc 142,057
217,774 T-Mobile US, Inc 36,527
82,868 Trane Technologies plc 40,701
12,290 TransDigm Group, Inc 16,371
542,463 (a) Uber Technologies, Inc 39,144
103,127 UDR, Inc 4,117
184,639 Union Pacific Corp 50,222
17,659 (a) United Airlines Holdings, Inc 2,401
161,245 United Parcel Service, Inc (Class B) 17,334
66,464 United Rentals, Inc 75,296
13,687 (a) United Therapeutics Corp 7,416
312,226 UnitedHealth Group, Inc 129,771
55,872 Unum Group 4,995
37,173 Urban Edge Properties 851
504,551 Valero Energy Corp 131,405
10,468 (a) Veeva Systems, Inc 1,858
148,631 Ventas, Inc 13,198
54,178 Veralto Corp 4,805
372,658 Verisk Analytics, Inc 66,903

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
640,998 Verizon Communications, Inc $ 27,140
1 Versant Media Group, Inc   0^
15,716 (a) Versigent plc 660
59,139 (a) Vertex Pharmaceuticals, Inc 29,376
122,054 Vertiv Holdings Co 40,866
142,656 VICI Properties, Inc 3,788
710,067 Visa, Inc (Class A) 243,617
186,573 Vistra Corp 29,596
28,840 Vulcan Materials Co 8,508
11,962 W.W. Grainger, Inc 16,273
1,958,184 Walmart, Inc 221,784
543,236 Walt Disney Co 52,286
101,687 Waste Connections, Inc 16,950
27,896 Waste Connections, Inc 4,650
87,904 Waste Management, Inc 19,592
6,714 (a) Waters Corp 2,518
7,600 Watsco, Inc 3,167
3,359,771 Wells Fargo & Co 277,652
172,464 Welltower, Inc 39,144
61,983 West Pharmaceutical Services, Inc 22,252
252,540 Western Digital Corp 161,302
37,303 Westinghouse Air Brake Technologies Corp 10,057
43,468 Weyerhaeuser Co 1,041
385,478 Williams Cos, Inc 28,656
157,949 Williams-Sonoma, Inc 36,818
338,979 (a) Workday, Inc 41,498
101,938 WP Carey, Inc 7,289
53,124 Xylem, Inc 6,280
28,712 Zoetis, Inc 2,063
TOTAL UNITED STATES 24,439,699
ZAMBIA - 0.0%
156,101 (a) First Quantum Minerals Ltd 4,264
TOTAL ZAMBIA 4,264
TOTAL COMMON STOCKS
(Cost $27,505,715) 37,896,178
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.3%
332,530 (b) iShares MSCI Canada ETF 19,167
91,702 iShares MSCI South Korea ETF 18,515
25,000 Vanguard FTSE Developed Markets ETF 1,781
1,033,574 (b) Vanguard FTSE Emerging Markets ETF 61,694
TOTAL INVESTMENT COMPANIES
(Cost $92,244) 101,157
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 (b) Magellan Financial Group Ltd 04/16/27  0^
TOTAL AUSTRALIA   0^
CHINA - 0.0%
3,342 (d) Kangmei Pharmaceutical Co Ltd 12/31/28  0^
TOTAL CHINA   0^
MALAYSIA - 0.0%
153,340 (d) YTL Corp Bhd 12/31/99 18
110,060 (d) YTL Power International Bhd 12/31/99 42
TOTAL MALAYSIA 60

Global Equities

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
SPAIN - 0.0%
38,719 ACS Actividades de Construccion y Servicios S.A. 07/25/26 $ 81
TOTAL SPAIN 81
TOTAL RIGHTS/WARRANTS
(Cost $83) 141
TOTAL LONG-TERM INVESTMENTS
(Cost $27,598,042) 37,997,476
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
REPURCHASE AGREEMENTS - 0.3%
$ 30,000,000 (f) Bank of Nova Scotia 3.640% 07/01/26 30,000
15,000,000 (g) Calyon 3.640 07/01/26 15,000
15,000,000 (h) HSBC 3.650 07/01/26 15,000
10,000,000 (i) JP Morgan Securities LLC 3.650 07/01/26 10,000
5,000,000 (j) Merrill Lynch 3.640 07/01/26 5,000
5,000,000 (k) Merrill Lynch 3.650 07/01/26 5,000
15,000,000 (l) Nomura 3.640 07/01/26 15,000
20,000,000 (m) Royal Bank of Scotland 3.640 07/01/26 20,000
TOTAL REPURCHASE AGREEMENTS 115,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $115,000) 115,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.9%
12,500,000 (n) Federal Agricultural Mortgage Corp (FAMC) 0.000 12/07/26 12,290
10,000,000 (n) Federal Farm Credit Discount Notes 0.000 07/14/26 9,986
4,000,000 (n) Federal Farm Credit Discount Notes 0.000 07/28/26 3,989
9,500,000 (n) Federal Home Loan Bank (FHLB) 0.000 07/15/26 9,486
16,215,000 (n) Federal Home Loan Bank (FHLB) 0.000 07/29/26 16,168
18,600,000 (n) Federal Home Loan Bank (FHLB) 0.000 07/31/26 18,542
18,591,000 (n) Federal Home Loan Bank (FHLB) 0.000 08/05/26 18,523
10,000,000 (n) Federal Home Loan Bank (FHLB) 0.000 08/06/26 9,962
20,827,000 (n) Federal Home Loan Bank (FHLB) 0.000 10/14/26 20,599
25,000,000 (n) Federal Home Loan Bank (FHLB) 0.000 10/23/26 24,704
18,135,000 (n) Federal Home Loan Bank (FHLB) 0.000 10/28/26 17,911
5,000,000 (n) Federal Home Loan Bank (FHLB) 0.000 11/06/26 4,933
11,579,000 (n) Federal Home Loan Bank (FHLB) 0.000 01/29/27 11,318
20,000,000 (n) Federal Home Loan Bank (FHLB) 0.000 02/05/27 19,534
1,830,000 (n) Federal Home Loan Bank Discount Notes 0.000 07/08/26 1,828
12,500,000 (n) Federal Home Loan Bank Discount Notes 0.000 07/17/26 12,479
11,000,000 (n) Federal Home Loan Bank Discount Notes 0.000 07/22/26 10,976
10,000,000 (n) Federal Home Loan Bank Discount Notes 0.000 08/14/26 9,954
9,600,000 (n) Federal Home Loan Bank Discount Notes 0.000 08/19/26 9,551
6,850,000 (n) Federal Home Loan Bank Discount Notes 0.000 08/21/26 6,814
11,000,000 (n) Federal Home Loan Bank Discount Notes 0.000 09/11/26 10,918
10,000,000 (n) Federal Home Loan Bank Discount Notes 0.000 09/25/26 9,911
900,000 (n) Federal Home Loan Bank Discount Notes 0.000 09/30/26 891
4,756,000 (n) Federal Home Loan Bank Discount Notes 0.000 10/06/26 4,708
2,615,000 (n) Federal Home Loan Bank Discount Notes 0.000 10/16/26 2,586
25,000,000 (n) Federal Home Loan Bank Discount Notes 0.000 01/15/27 24,474
45,000,000 (n) Federal Home Loan Bank Discount Notes 0.000 01/21/27 44,025
TOTAL GOVERNMENT AGENCY DEBT 347,060
REPURCHASE AGREEMENTS - 0.3%
40,000,000 (o) Fixed Income Clearing Corporation 3.640 07/01/26 40,000
79,500,000 (p) Fixed Income Clearing Corporation 3.650 07/01/26 79,500
TOTAL REPURCHASE AGREEMENTS 119,500
TREASURY DEBT - 0.6%
15,000,000 (n) United States Treasury Bill 0.000 07/14/26 14,981
30,000,000 (n) United States Treasury Bill 0 .000 07/21/26 29,940
20,000,000 (n) United States Treasury Bill 0.000 08/13/26 19,915

Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 10,000,000 (n) United States Treasury Bill 0.000% 09/01/26 $ 9,937
20,000,000 (n) United States Treasury Bill 0.000 09/17/26 19,842
25,000,000 (n) United States Treasury Bill 0.000 10/13/26 24,731
10,000,000 (n) United States Treasury Bill 0.000 10/27/26 9,876
25,000,000 (n) United States Treasury Bill 0.000 11/05/26 24,669
50,000,000 (n) United States Treasury Bill 0.000 11/12/26 49,301
10,000,000 (n) United States Treasury Bill 0.000 12/03/26 9,837
12,500,000 (n) United States Treasury Bill 0.000 12/10/26 12,286
10,000,000 (n) United States Treasury Bill 0.000 12/17/26 9,821
TOTAL TREASURY DEBT 235,136
TOTAL SHORT-TERM INVESTMENTS
(Cost $701,935) 701,696
TOTAL INVESTMENTS - 100.3%
(Cost $28,414,977) 38,814,172
OTHER ASSETS & LIABILITIES, NET - (0.3)% (115,730)
NET ASSETS - 100.0% $38,698,442
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $269,569,187.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $276,123,661 or 0.7% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f) Agreement with Bank of Nova Scotia, 3.640% dated 6/30/26 to be repurchased at $30,386,355 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 2/28/33, valued at $30,603,125.
(g) Agreement with Calyon, 3.640% dated 6/30/26 to be repurchased at $15,057,571 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 1.500%–8.500% and maturity dates 7/20/30–6/20/65, valued at $15,300,000.
(h) Agreement with HSBC, 3.650% dated 6/30/26 to be repurchased at $15,047,609 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 3.610%–5.500% and maturity dates 6/01/33–10/20/65, valued at $15,300,000.
(i) Agreement with JP Morgan Securities LLC, 3.650% dated 6/30/26 to be repurchased at $10,047,406 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 6.000% and maturity date 4/01/56, valued at $10,200,001.
(j) Agreement with Merrill Lynch, 3.640% dated 6/30/26 to be repurchased at $5,013,598 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 0.000%–1.250% and maturity dates 11/19/26–7/15/32, valued at $5,100,002.
(k) Agreement with Merrill Lynch, 3.650% dated 6/30/26 to be repurchased at $5,025,628 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 6.500% and maturity dates 11/20/55–10/20/65, valued at $5,100,001.
(l) Agreement with Nomura, 3.640% dated 6/30/26 to be repurchased at $15,051,738 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 0.000%–4.750% and maturity dates 7/02/26–5/15/41, valued at $15,303,699.
(m) Agreement with Royal Bank of Scotland, 3.640% dated 6/30/26 to be repurchased at $20,257,927 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 2/28/33, valued at $20,400,096.
(n) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(o) Agreement with Fixed Income Clearing Corporation, 3.640% dated 6/30/26 to be repurchased at $40,004,044 on 7/1/26, collateralized by Government Agency Securities, with coupon rates
3.875%–4.000% and maturity dates 4/01/30–9/30/32, valued at $40,800,000.
(p) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $79,508,060 on 7/1/26, collateralized by Government Agency Securities, with coupon rates
3.875%–4.125% and maturity dates 6/15/28–6/30/28, valued at $81,090,126.

Global Equities

Portfolio of Investments June 30, 2026
(continued)
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 891 09/18/26   $ 141,015 $ 140,123 $ (892)
S&P 500 E-Mini Index 1,111 09/18/26 417,342 419,305 1,963
Total 2,002  $ 558,357  $ 559,428  $ 1,071

Portfolio of Investments June 30, 2026
Growth

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 98.6%
AUTOMOBILES & COMPONENTS - 3.2%
3,267,005 (a) Tesla, Inc $ 1,374,102
TOTAL AUTOMOBILES & COMPONENTS 1,374,102
CAPITAL GOODS - 11.1%
235,335 Caterpillar, Inc 250,608
252,002 Cummins, Inc 179,730
964,508 Eaton Corp plc 410,996
440,260 GE Vernova, Inc 517,244
2,268,750 General Electric Co 847,900
453,401 HEICO Corp 161,497
2,228,647 Howmet Aerospace, Inc 599,194
119,067 Parker-Hannifin Corp 116,462
882,694 Quanta Services, Inc 635,575
858,454 Trane Technologies plc 421,638
1,913,295 Vertiv Holdings Co 640,610
TOTAL CAPITAL GOODS 4,781,454
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
832,158 Cintas Corp 141,533
3,227,659 (a) Copart, Inc 90,988
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 232,521
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
3,930,060 (a) Amazon.com, Inc 936,690
662,353 Home Depot, Inc 233,599
2,965,804 (a) O'Reilly Automotive, Inc 273,121
1,377,955 TJX Cos, Inc 208,760
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,652,170
CONSUMER SERVICES - 1.9%
2,712,165 Booking Holdings, Inc 483,416
1,119,004 Carnival Corp Ltd 31,970
341,396 (a) DoorDash, Inc 62,998
705,373 Hilton Worldwide Holdings, Inc 233,098
TOTAL CONSUMER SERVICES 811,482
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
245,474 Casey's General Stores, Inc 195,100
575,558 Costco Wholesale Corp 538,417
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 733,517
FINANCIAL SERVICES - 2.9%
724,665 American Express Co 245,118
385,611 Ameriprise Financial, Inc 176,903
1,608,173 Mastercard, Inc (Class A) 825,957
TOTAL FINANCIAL SERVICES 1,247,978
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
917,689 (a) Intuitive Surgical, Inc 364,947
TOTAL HEALTH CARE EQUIPMENT & SERVICES 364,947
MATERIALS - 0.3%
226,461 Linde plc 117,520
TOTAL MATERIALS 117,520
MEDIA & ENTERTAINMENT - 11.8%
6,540,715 Alphabet, Inc 2,311,031
4,336,054 Alphabet, Inc (Class A) 1,549,576
1,310,140 Meta Platforms, Inc 737,989
6,114,560 (a) Netflix, Inc 436,579
890,339 Walt Disney Co 85,695
TOTAL MEDIA & ENTERTAINMENT 5,120,870
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
837,901 AbbVie, Inc 210,849
1,162,180 Eli Lilly & Co 1,393,954
884,638 (a) Exelixis, Inc 48,133

Growth

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,532,377 Gilead Sciences, Inc $ 193,600
622,938 Johnson & Johnson 158,208
586,888 Regeneron Pharmaceuticals, Inc 365,948
127,928 Thermo Fisher Scientific, Inc 64,138
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,434,830
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.9%
399,492 (a) Advanced Micro Devices, Inc 232,069
834,732 Applied Materials, Inc 603,511
8,934,610 Broadcom, Inc 3,375,049
2,834,432 Lam Research Corp 1,228,245
2,409,482 Microchip Technology, Inc 219,745
27,813,456 Nvidia Corp 5,565,194
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,223,813
SOFTWARE & SERVICES - 10.6%
528,851 (a) Cadence Design Systems, Inc 198,488
297,080 (a) Crowdstrike Holdings, Inc 226,714
5,848,897 Microsoft Corp 2,181,756
743,164 Oracle Corp 108,911
2,927,688 (a) Palantir Technologies, Inc 341,573
2,913,672 (a) Palo Alto Networks, Inc 993,620
438,466 (a) Shopify, Inc (Class A) 50,064
1,876,372 (a) Snowflake, Inc 477,537
TOTAL SOFTWARE & SERVICES 4,578,663
TECHNOLOGY HARDWARE & EQUIPMENT - 17.9%
4,885,542 Amphenol Corp (Class A) 861,419
10,918,470 Apple, Inc 3,159,369
5,226,450 (a) Arista Networks, Inc 887,869
504,389 (a) Ciena Corp 247,433
1,295,577 Corning, Inc 330,929
671,710 Dell Technologies, Inc 289,816
581,860 Jabil Inc 224,295
249,022 (a) Lumentum Holdings, Inc 213,676
262,187 (a) SanDisk Corp 596,143
68,132 Seagate Technology Holdings plc 65,747
1,372,822 Western Digital Corp 876,849
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,753,545
TELECOMMUNICATION SERVICES - 0.2%
592,916 T-Mobile US, Inc 99,450
TOTAL TELECOMMUNICATION SERVICES 99,450
TRANSPORTATION - 0.3%
536,080 Old Dominion Freight Line 116,115
TOTAL TRANSPORTATION 116,115
UTILITIES - 0.1%
137,940 Vistra Corp 21,881
TOTAL UTILITIES 21,881
TOTAL COMMON STOCKS
(Cost $23,963,761) 42,664,858
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 1.0%
3,404,505 iShares Russell 1000 Growth ETF 422,737
TOTAL INVESTMENT COMPANIES
(Cost $390,950) 422,737
TOTAL LONG-TERM INVESTMENTS
(Cost $24,354,711) 43,087,595
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 5,000,000 (b) Federal Home Loan Bank (FHLB) 0 .000% 10/14/26 4,946

Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT AGENCY DEBT (continued)
$ 6,000,000 (b) Federal Home Loan Bank Discount Notes 0 .000% 09/11/26 $ 5,955
TOTAL GOVERNMENT AGENCY DEBT 10,901
REPURCHASE AGREEMENTS - 0.4%
50,000,000 (c) Fixed Income Clearing Corporation 3 .640 07/01/26 50,000
123,733,000 (d) Fixed Income Clearing Corporation 3 .650 07/01/26 123,733
TOTAL REPURCHASE AGREEMENTS 173,733
TREASURY DEBT - 0.1%
12,500,000 (b) United States Treasury Bill 0 .000 08/13/26 12,447
5,000,000 (b) United States Treasury Bill 0 .000 08/18/26 4,975
5,000,000 (b) United States Treasury Bill 0 .000 12/17/26 4,911
TOTAL TREASURY DEBT 22,333
TOTAL SHORT-TERM INVESTMENTS
(Cost $206,972) 206,967
TOTAL INVESTMENTS - 100.1%
(Cost $24,561,683) 43,294,562
OTHER ASSETS & LIABILITIES, NET - (0.1)% (34,433)
NET ASSETS - 100.0% $43,260,129
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Agreement with Fixed Income Clearing Corporation, 3.640% dated 6/30/26 to be repurchased at $50,005,056 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 9/30/32, valued at $51,000,000.
(d) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $123,745,545 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/15/28, valued at $126,207,850.

S&P 500 Index
Portfolio of Investments June 30, 2026

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.0%
87,625 (a) Aptiv plc $ 5,379
1,732,859 Ford Motor Co 24,087
399,239 General Motors Co 30,773
1,220,647 (a) Tesla, Inc 513,404
TOTAL AUTOMOBILES & COMPONENTS 573,643
BANKS - 3.4%
2,830,631 Bank of America Corp 161,289
739,453 Citigroup, Inc 103,494
183,268 Citizens Financial Group, Inc 12,842
396,131 Fifth Third Bancorp 22,330
887,499 Huntington Bancshares, Inc 15,735
1,161,771 JPMorgan Chase & Co 380,282
409,363 Keycorp 9,436
61,987 M&T Bank Corp 14,754
177,284 PNC Financial Services Group, Inc 43,651
378,188 Regions Financial Corp 11,421
538,938 Truist Financial Corp 26,850
676,515 US Bancorp 40,862
1,326,809 Wells Fargo & Co 109,647
TOTAL BANKS 952,593
CAPITAL GOODS - 6.9%
226,135 3M Co 36,613
47,598 A.O. Smith Corp 2,985
31,120 Allegion plc 4,372
97,514 Ametek, Inc 23,593
33,609 (a) Axon Enterprise, Inc 18,842
341,206 (a) Boeing Co 73,861
38,585 (a) Builders FirstSource, Inc 3,453
338,526 Carrier Global Corp 24,831
199,700 Caterpillar, Inc 212,660
15,395 Comfort Systems USA, Inc 30,512
60,780 Cummins, Inc 43,349
108,910 Deere & Co 69,085
58,631 Dover Corp 13,150
168,363 Eaton Corp plc 71,743
19,475 EMCOR Group, Inc 16,162
240,967 Emerson Electric Co 34,494
504,708 Fastenal Co 24,241
132,158 Fortive Corp 8,073
116,509 GE Vernova, Inc 136,882
24,455 (a) Generac Holdings, Inc 7,161
108,859 General Dynamics Corp 38,562
452,370 General Electric Co 169,064
137,360 (a) Honeywell Aerospace, Inc 30,367
137,360 Honeywell International, Inc 30,755
173,135 Howmet Aerospace, Inc 46,549
23,572 Hubbell, Inc 12,333
16,673 Huntington Ingalls Industries, Inc 4,667
33,092 IDEX Corp 7,510
114,997 Illinois Tool Works, Inc 31,103
165,133 Ingersoll Rand, Inc 13,539
267,064 Johnson Controls International plc 39,021
81,451 L3Harris Technologies, Inc 23,669
14,037 Lennox International, Inc 8,042
88,602 Lockheed Martin Corp 45,139
91,048 Masco Corp 7,409
22,714 Nordson Corp 6,853
57,165 Northrop Grumman Corp 29,115

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
163,113 Otis Worldwide Corp $ 11,679
226,811 PACCAR, Inc 27,245
54,580 Parker-Hannifin Corp 53,386
73,009 Pentair plc 5,597
65,513 Quanta Services, Inc 47,172
47,248 Rockwell Automation, Inc 23,392
583,891 RTX Corp 110,782
23,180 Snap-On, Inc 9,328
62,943 Stanley Black & Decker, Inc 5,924
79,477 Textron, Inc 7,290
97,199 Trane Technologies plc 47,740
24,720 TransDigm Group, Inc 32,928
26,948 United Rentals, Inc 30,529
165,732 Vertiv Holdings Co 55,490
18,600 W.W. Grainger, Inc 25,303
73,009 Westinghouse Air Brake Technologies Corp 19,683
106,633 Xylem, Inc 12,605
TOTAL CAPITAL GOODS 1,925,832
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
173,291 Automatic Data Processing, Inc 38,809
53,651 Broadridge Financial Solutions, Inc 7,348
147,037 Cintas Corp 25,008
370,522 (a) Copart, Inc 10,445
51,611 Equifax, Inc 8,192
54,485 Jacobs Solutions, Inc 6,865
52,764 Leidos Holdings, Inc 5,433
137,938 Paychex, Inc 13,563
87,255 Republic Services, Inc 18,592
118,131 Rollins, Inc 4,931
102,888 Veralto Corp 9,124
55,813 Verisk Analytics, Inc 10,020
160,584 Waste Management, Inc 35,791
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 194,121
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.2%
4,244,242 (a) Amazon.com, Inc 1,011,573
7,297 (a) Autozone, Inc 23,321
80,365 Best Buy Co, Inc 6,098
307,277 (a) Carvana Co 20,225
190,898 eBay, Inc 21,333
62,604 Genuine Parts Co 7,386
431,859 Home Depot, Inc 152,308
242,845 Lowe's Cos, Inc 53,545
368,253 (a) O'Reilly Automotive, Inc 33,912
142,234 Ross Stores, Inc 30,274
479,469 TJX Cos, Inc 72,639
216,124 Tractor Supply Co 6,832
19,572 (a) Ulta Beauty, Inc 8,827
49,709 Williams-Sonoma, Inc 11,587
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,459,860
CONSUMER DURABLES & APPAREL - 0.4%
61,653 (a) Deckers Outdoor Corp 6,122
113,819 DR Horton, Inc 18,539
71,548 (a) Garmin Ltd 16,996
53,774 Hasbro, Inc 4,441
92,525 (a) Lennar Corp (Class A) 8,373
48,107 (a) Lululemon Athletica, Inc 5,493
520,468 Nike, Inc (Class B) 21,365
1,049 (a) NVR, Inc 7,147
78,545 Pulte Homes, Inc 10,777
17,028 Ralph Lauren Corp 6,835

S&P 500 Index

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
87,418 Tapestry, Inc $ 12,796
TOTAL CONSUMER DURABLES & APPAREL 118,884
CONSUMER SERVICES - 1.6%
183,195 (a) Airbnb, Inc 26,215
335,975 Booking Holdings, Inc 59,884
581,804 Carnival Corp Ltd 16,622
564,799 (a) Chipotle Mexican Grill, Inc (Class A) 19,203
48,094 Darden Restaurants, Inc 9,908
12,981 (b) Domino's Pizza, Inc 3,843
161,421 (a) DoorDash, Inc 29,787
49,749 Expedia Group, Inc 12,730
98,277 Hilton Worldwide Holdings, Inc 32,477
119,003 Las Vegas Sands Corp 5,497
93,552 Marriott International, Inc (Class A) 34,669
308,056 McDonald's Corp 83,270
87,026 (a) MGM Resorts International 4,161
209,706 (a),(b) Norwegian Cruise Line Holdings Ltd 4,427
108,027 Royal Caribbean Cruises Ltd 34,302
500,838 Starbucks Corp 51,181
37,541 Wynn Resorts Ltd 3,645
120,332 Yum! Brands, Inc 19,236
TOTAL CONSUMER SERVICES 451,057
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
15,703 Casey's General Stores, Inc 12,481
192,355 Costco Wholesale Corp 179,942
91,848 Dollar General Corp 10,573
75,709 (a) Dollar Tree, Inc 9,157
243,533 Kroger Co 13,523
207,297 Sysco Corp 17,326
199,605 Target Corp 26,071
1,900,798 Walmart, Inc 215,284
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 484,357
ENERGY - 3.0%
155,017 APA Corp 5,049
433,850 Baker Hughes Co 24,079
97,238 Chesapeake Energy Corp 8,867
811,700 Chevron Corp 134,547
528,254 ConocoPhillips 54,917
513,442 Devon Energy Corp 21,215
85,629 Diamondback Energy, Inc 15,052
230,971 (a) EOG Resources, Inc 29,964
263,330 EQT Corp 14,001
1,797,197 (c) Exxon Mobil Corp 245,713
348,483 Halliburton Co 11,831
834,061 Kinder Morgan, Inc 26,665
126,287 Marathon Petroleum Corp 32,288
312,769 Occidental Petroleum Corp 15,191
272,715 ONEOK, Inc 23,710
177,429 Phillips 66 29,994
656,679 Schlumberger Ltd 30,529
94,156 Targa Resources Corp 25,247
24,286 Texas Pacific Land Corp 10,628
128,746 Valero Energy Corp 33,531
524,315 Williams Cos, Inc 38,978
TOTAL ENERGY 831,996
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
63,452 Alexandria Real Estate Equities, Inc 3,353
206,172 American Tower Corp 33,724
60,287 AvalonBay Communities, Inc 11,376
56,098 Boston Properties, Inc 3,720
44,265 Camden Property Trust 5,068
187,299 Crown Castle, Inc 14,184

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
141,152 Digital Realty Trust, Inc $ 25,348
43,180 Equinix, Inc 45,010
154,129 Equity Residential 10,470
28,338 Essex Property Trust, Inc 8,263
91,601 Extra Space Storage, Inc 13,310
37,730 Federal Realty Investment Trust 4,657
297,830 Healthpeak Properties, Inc 6,374
274,669 Host Hotels & Resorts Inc 6,512
221,244 Invitation Homes, Inc 6,684
127,055 Iron Mountain, Inc 16,048
292,000 Kimco Realty Corp 7,402
51,113 Mid-America Apartment Communities, Inc 7,102
408,421 Prologis, Inc 55,329
69,712 Public Storage, Inc 22,190
413,978 Realty Income Corp 25,650
68,471 Regency Centers Corp 5,460
44,060 SBA Communications Corp 7,775
143,087 Simon Property Group, Inc 32,001
129,570 UDR, Inc 5,172
203,194 Ventas, Inc 18,044
464,121 VICI Properties, Inc 12,322
302,498 (c) Welltower, Inc 68,658
282,953 Weyerhaeuser Co 6,774
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 487,980
FINANCIAL SERVICES - 6.7%
229,856 American Express Co 77,749
38,421 Ameriprise Financial, Inc 17,626
199,978 Apollo Global Management, Inc 23,659
89,002 (b) Ares Management Corp 9,907
296,121 Bank of New York Mellon Corp 42,822
794,875 (a) Berkshire Hathaway, Inc 397,748
62,570 BlackRock, Inc 60,165
327,370 Blackstone, Inc 38,522
225,690 (a) Block, Inc 17,153
269,809 Capital One Financial Corp 54,129
44,782 Cboe Global Markets, Inc 10,867
708,788 Charles Schwab Corp 65,400
158,273 CME Group, Inc 34,951
96,061 (a) Coinbase Global, Inc 14,043
28,345 (a) Corpay, Inc 9,447
15,569 Factset Research Systems, Inc 3,582
214,619 Fidelity National Information Services, Inc 8,344
232,819 (a) Fiserv, Inc 11,420
114,634 Franklin Resources, Inc 3,814
98,806 Global Payments, Inc 7,169
127,907 Goldman Sachs Group, Inc 129,361
190,926 Interactive Brokers Group, Inc (Class A) 16,618
249,600 Intercontinental Exchange, Inc 30,728
188,090 Invesco Ltd 4,964
35,667 Jack Henry & Associates, Inc 4,913
300,135 KKR & Co, Inc 27,546
349,841 Mastercard, Inc (Class A) 179,678
65,147 Moody's Corp 29,506
519,739 Morgan Stanley 108,646
32,092 MSCI, Inc (Class A) 17,973
197,338 Nasdaq Stock Market, Inc 15,554
78,691 Northern Trust Corp 13,680
378,737 PayPal Holdings, Inc 16,354
74,578 Raymond James Financial, Inc 11,338
341,860 (a) Robinhood Markets, Inc 34,282
131,460 S&P Global, Inc 53,538
123,117 State Street Corp 20,881

S&P 500 Index

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
156,230 Synchrony Financial $ 11,881
92,922 T Rowe Price Group, Inc 10,564
719,609 Visa, Inc (Class A) 246,891
TOTAL FINANCIAL SERVICES 1,893,413
FOOD, BEVERAGE & TOBACCO - 2.0%
724,048 Altria Group, Inc 52,095
210,309 Archer-Daniels-Midland Co 16,067
61,539 Brown-Forman Corp (Class B) 1,640
59,106 Bunge Global S.A. 6,308
1,675,694 Coca-Cola Co 136,184
62,210 Constellation Brands, Inc (Class A) 8,653
208,509 General Mills, Inc 7,256
63,586 Hershey Co 11,156
111,636 Hormel Foods Corp 2,771
43,442 J.M. Smucker Co 4,887
603,172 Keurig Dr Pepper, Inc 19,742
367,228 (b) Kraft Heinz Co 8,674
108,662 McCormick & Co, Inc 5,479
49,845 Molson Coors Brewing Co (Class B) 1,942
567,241 Mondelez International, Inc 32,809
311,951 (a) Monster Beverage Corp 29,985
592,597 PepsiCo, Inc 80,238
675,079 Philip Morris International, Inc 122,128
123,961 Tyson Foods, Inc (Class A) 7,097
TOTAL FOOD, BEVERAGE & TOBACCO 555,111
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
754,987 Abbott Laboratories 68,507
29,398 (a) Align Technology, Inc 4,958
84,362 AmerisourceBergen Corp 23,873
206,696 Baxter International, Inc 4,407
124,597 Becton Dickinson & Co 18,855
653,623 (a) Boston Scientific Corp 27,897
101,307 Cardinal Health, Inc 24,066
203,896 (a) Centene Corp 13,088
116,093 Cigna Group 32,004
72,433 (a) Cooper Cos, Inc 5,194
559,893 CVS Health Corp 57,921
10,698 (a) DaVita, Inc 2,380
170,815 (a) DexCom, Inc 11,504
250,792 (a) Edwards Lifesciences Corp 22,687
93,592 Elevance Health, Inc 36,195
193,425 GE HealthCare Technologies, Inc 12,381
68,829 HCA, Inc 26,836
37,615 (a) Henry Schein, Inc 3,142
50,834 Humana, Inc 20,192
34,689 (a) IDEXX Laboratories, Inc 18,262
26,222 (a) Insulet Corp 3,992
153,560 (a) Intuitive Surgical, Inc 61,068
34,265 Labcorp Holdings, Inc 9,594
52,119 McKesson Corp 39,381
564,253 Medtronic plc 44,141
45,400 Quest Diagnostics, Inc 9,623
65,474 Resmed, Inc 12,760
61,669 (a) Solventum Corp 4,758
45,001 STERIS plc 9,476
151,393 Stryker Corp 47,665
393,246 UnitedHealth Group, Inc 163,445
19,087 Universal Health Services, Inc (Class B) 2,838
63,533 (a) Veeva Systems, Inc 11,275

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
79,068 Zimmer Biomet Holdings, Inc $ 6,807
TOTAL HEALTH CARE EQUIPMENT & SERVICES 861,172
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
102,766 Church & Dwight Co, Inc 9,956
43,909 Clorox Co 4,191
352,081 Colgate-Palmolive Co 32,279
103,868 Estee Lauder Cos (Class A) 8,200
842,517 Kenvue, Inc 16,101
147,166 Kimberly-Clark Corp 16,154
1,013,115 Procter & Gamble Co 148,563
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 235,444
INSURANCE - 1.6%
196,978 Aflac, Inc 23,096
110,011 Allstate Corp 26,176
229,480 American International Group, Inc 17,103
94,678 Aon plc 31,404
146,359 (a) Arch Capital Group Ltd 14,206
21,206 Assurant, Inc 5,694
113,445 Brown & Brown, Inc 7,278
157,360 Chubb Ltd 53,619
66,048 Cincinnati Financial Corp 12,228
9,214 (a),(b) Erie Indemnity Co (Class A) 2,209
16,271 Everest Re Group Ltd 5,812
108,603 Gallagher (Arthur J.) & Co 24,932
35,406 Globe Life, Inc 6,326
118,845 Hartford Financial Services Group, Inc 15,749
70,786 Loews Corp 8,014
213,760 Marsh & McLennan Cos, Inc 35,627
234,365 Metlife, Inc 19,830
85,047 Principal Financial Group 9,166
254,004 Progressive Corp 55,487
149,315 Prudential Financial, Inc 16,116
92,197 Travelers Cos, Inc 30,436
124,188 W.R. Berkley Corp 8,759
40,474 Willis Towers Watson plc 10,579
TOTAL INSURANCE 439,846
MATERIALS - 1.8%
96,981 (a) Air Products & Chemicals, Inc 28,433
51,231 Albemarle Corp 6,918
180,562 Amcor plc 7,827
29,026 Avery Dennison Corp 4,712
115,476 Ball Corp 7,206
66,417 CF Industries Holdings, Inc 7,190
295,311 Corteva, Inc 25,010
294,690 CRH plc 31,532
311,981 Dow, Inc 8,536
62,195 (a) DuPont de Nemours, Inc 8,436
111,561 Ecolab, Inc 31,082
629,310 Freeport-McMoRan, Inc (Class B) 39,577
112,725 International Flavors & Fragrances, Inc 8,930
214,544 International Paper Co 8,174
200,464 Linde plc 104,029
109,118 LyondellBasell Industries NV 5,745
27,268 Martin Marietta Materials, Inc 15,725
122,866 Mosaic Co 2,604
462,843 Newmont Goldcorp Corp 43,230
97,506 Nucor Corp 21,720
39,867 Packaging Corp of America 9,500
96,669 PPG Industries, Inc 11,725
101,462 Sherwin-Williams Co 34,935
221,277 Smurfit WestRock plc 10,236
59,994 Steel Dynamics, Inc 13,766

S&P 500 Index

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
55,951 Vulcan Materials Co $ 16,506
TOTAL MATERIALS 513,284
MEDIA & ENTERTAINMENT - 8.9%
2,049,246 Alphabet, Inc 724,060
2,542,335 Alphabet, Inc (Class A) 908,554
30,188 (a) Charter Communications, Inc 4,293
54,356 (a),(b) EchoStar Corp (Class A) 5,517
97,534 Electronic Arts, Inc 19,998
95,616 Fox Corp (Class A) 4,987
64,549 Fox Corp (Class B) 3,024
68,059 (a) Live Nation, Inc 12,462
952,148 Meta Platforms, Inc 536,336
1,825,692 (a) Netflix, Inc 130,354
184,964 News Corp (Class A) 4,593
54,650 News Corp (Class B) 1,534
123,454 Omnicom Group, Inc 8,991
114,201 Paramount Skydance Corp 1,126
75,897 (a) Take-Two Interactive Software, Inc 18,973
28,102 TKO Group Holdings, Inc 5,657
752,910 Walt Disney Co 72,468
1,056,836 (a) Warner Bros Discovery, Inc 28,175
TOTAL MEDIA & ENTERTAINMENT 2,491,102
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
765,989 AbbVie, Inc 192,753
120,844 Agilent Technologies, Inc 16,052
234,416 Amgen, Inc 84,887
65,911 (a) Biogen, Inc 14,241
63,998 Bio-Techne Corp 4,521
896,921 Bristol-Myers Squibb Co 51,681
20,367 (a) Charles River Laboratories International, Inc 4,619
276,946 Danaher Corp 52,753
342,983 Eli Lilly & Co 411,384
538,972 Gilead Sciences, Inc 68,094
69,938 (a) Incyte Corp 7,928
15,231 (a),(d) Inhibrx, Inc 10
73,172 (a) IQVIA Holdings, Inc 14,138
1,043,709 Johnson & Johnson 265,071
1,070,850 Merck & Co, Inc 137,604
8,919 (a) Mettler-Toledo International, Inc 11,394
150,768 (a) Moderna, Inc 10,558
3,255 (a),(d) OmniAb Operations, Inc   0^
3,255 (a),(d) OmniAb Operations, Inc   0^
50,124 (a) PerkinElmer, Inc 5,577
2,471,081 Pfizer, Inc 59,504
42,735 Regeneron Pharmaceuticals, Inc 26,647
161,125 Thermo Fisher Scientific, Inc 80,782
109,799 (a) Vertex Pharmaceuticals, Inc 54,540
501,406 Viatris, Inc 7,962
42,563 (a) Waters Corp 15,963
29,606 West Pharmaceutical Services, Inc 10,629
181,526 Zoetis, Inc 13,044
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,622,336
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
129,039 (a) CBRE Group, Inc 17,380
194,125 (a) CoStar Group, Inc 5,498
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 22,878
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.1%
706,977 (a) Advanced Micro Devices, Inc 410,690
210,669 Analog Devices, Inc 83,671
344,091 Applied Materials, Inc 248,778
2,052,828 Broadcom, Inc 775,456
46,472 (a) First Solar, Inc 10,966

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
2,050,210 (a) Intel Corp $ 286,271
566,372 KLA Corp 170,880
542,200 Lam Research Corp 234,951
379,609 Marvell Technology, Inc 113,082
232,318 Microchip Technology, Inc 21,187
488,954 Micron Technology, Inc 564,395
21,147 Monolithic Power Systems, Inc 29,233
10,501,371 Nvidia Corp 2,101,219
110,632 NXP Semiconductors NV 31,091
170,552 (a) ON Semiconductor Corp 16,124
89,147 Qnity Electronics, Inc 14,559
456,994 QUALCOMM, Inc 84,448
68,045 Skyworks Solutions, Inc 4,613
68,099 Teradyne, Inc 32,949
393,220 Texas Instruments, Inc 117,207
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,351,770
SOFTWARE & SERVICES - 8.1%
270,778 Accenture plc 33,696
175,251 (a) Adobe, Inc 35,930
64,314 (a) Akamai Technologies, Inc 7,603
115,817 (a) AppLovin Corp 59,672
89,799 (a) Autodesk, Inc 17,459
119,592 (a) Cadence Design Systems, Inc 44,885
212,037 Cognizant Technology Solutions Corp (Class A) 8,212
109,548 (a) Crowdstrike Holdings, Inc 83,601
141,634 (a) Datadog, Inc 36,876
10,116 (a) Fair Isaac Corp 12,086
270,011 (a) Fortinet, Inc 41,479
27,391 (a) Gartner, Inc 3,550
265,360 Gen Digital, Inc 6,605
63,490 (a) GoDaddy, Inc 5,389
407,842 International Business Machines Corp 114,689
122,044 Intuit, Inc 31,854
3,220,773 Microsoft Corp 1,201,413
735,719 Oracle Corp 107,820
997,114 (a) Palantir Technologies, Inc 116,333
351,969 (a) Palo Alto Networks, Inc 120,029
53,457 (a) PTC, Inc 6,073
43,752 (a) Roper Industries, Inc 14,805
354,673 Salesforce, Inc 55,563
447,142 (a) ServiceNow, Inc 44,392
81,896 (a) Synopsys, Inc 36,531
162,457 (a) Trade Desk, Inc 2,937
110,999 (a) Trimble Inc 5,681
18,186 (a) Tyler Technologies, Inc 5,319
33,400 VeriSign, Inc 8,402
94,154 (a) Workday, Inc 11,526
TOTAL SOFTWARE & SERVICES 2,280,410
TECHNOLOGY HARDWARE & EQUIPMENT - 10.7%
534,230 Amphenol Corp (Class A) 94,195
6,368,062 Apple, Inc 1,842,662
448,246 (a) Arista Networks, Inc 76,148
55,407 CDW Corp 7,793
61,599 (a) Ciena Corp 30,218
1,712,583 Cisco Systems, Inc 201,160
84,817 (a) Coherent Corp 33,458
338,730 Corning, Inc 86,522
125,425 Dell Technologies, Inc 54,116
23,561 (a) F5 Networks, Inc 9,800
159,424 (a) Flextronics International Ltd 25,838
567,192 Hewlett Packard Enterprise Co 25,586
416,418 HP, Inc 9,136

S&P 500 Index

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
47,105 Jabil Inc $ 18,158
75,062 (a) Keysight Technologies, Inc 26,277
33,731 (a) Lumentum Holdings, Inc 28,943
70,668 Motorola Solutions, Inc 29,348
86,984 NetApp, Inc 13,462
63,952 (a) SanDisk Corp 145,410
97,221 Seagate Technology Holdings plc 93,818
211,123 (a) Super Micro Computer, Inc 6,192
126,578 (a) TE Connectivity plc 25,519
19,901 (a) Teledyne Technologies, Inc 13,272
149,443 Western Digital Corp 95,452
21,551 (a) Zebra Technologies Corp (Class A) 5,674
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,998,157
TELECOMMUNICATION SERVICES - 0.7%
3,040,062 AT&T, Inc 62,929
1,551,434 Comcast Corp (Class A) 38,088
201,770 T-Mobile US, Inc 33,843
1,810,297 Verizon Communications, Inc 76,648
TOTAL TELECOMMUNICATION SERVICES 211,508
TRANSPORTATION - 1.3%
52,645 CH Robinson Worldwide, Inc 9,915
798,189 CSX Corp 37,938
287,540 (a) Delta Air Lines, Inc 26,931
58,843 Expeditors International Washington, Inc 9,590
95,042 FedEx Corp 29,761
44,490 (a) FedEx Freight Holding Co, Inc 6,718
32,744 JB Hunt Transport Services, Inc 9,477
97,413 Norfolk Southern Corp 30,645
81,003 Old Dominion Freight Line 17,545
207,992 Southwest Airlines Co 10,695
880,723 (a) Uber Technologies, Inc 63,553
257,355 Union Pacific Corp 70,001
137,033 (a) United Airlines Holdings, Inc 18,635
325,045 United Parcel Service, Inc (Class B) 34,942
TOTAL TRANSPORTATION 376,346
UTILITIES - 2.2%
286,177 AES Corp 4,195
112,778 Alliant Energy Corp 8,604
119,036 Ameren Corp 13,456
237,406 American Electric Power Co, Inc 32,480
83,732 American Water Works Co, Inc 11,017
72,849 Atmos Energy Corp 12,550
297,418 Centerpoint Energy, Inc 13,098
123,023 CMS Energy Corp 9,411
154,134 Consolidated Edison, Inc 17,052
140,490 Constellation Energy Corp 34,894
378,129 Dominion Energy, Inc 25,822
89,732 (a) DTE Energy Co 13,672
334,981 Duke Energy Corp 42,402
161,939 (a) Edison International 12,056
203,013 Entergy Corp 23,318
102,271 Evergy, Inc 8,839
156,206 Eversource Energy 11,289
440,581 Exelon Corp 20,540
213,368 FirstEnergy Corp 10,144
904,903 NextEra Energy, Inc 79,423
210,653 NiSource, Inc 10,017
90,843 NRG Energy, Inc 13,269
971,303 PG&E Corp 16,337
47,262 Pinnacle West Capital Corp 5,057
337,779 PPL Corp 12,278
216,069 Public Service Enterprise Group, Inc 17,536

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
284,260 Sempra Energy $ 26,354
482,567 Southern Co 46,186
137,627 Vistra Corp 21,832
147,762 WEC Energy Group, Inc 17,254
270,470 Xcel Energy, Inc 21,719
TOTAL UTILITIES 612,101
TOTAL COMMON STOCKS
(Cost $8,267,948) 27,945,201
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917 (d) Aduro Biotech, Inc 10/05/30  0^
7,208 (d) AstraZeneca plc 02/19/30 2
28,644 (a),(d) Chinook Therapeutics, Inc 1
6,981 (d) Tobira Therapeutics, Inc 12/31/28  0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3
TOTAL RIGHTS/WARRANTS
(Cost $3) 3
TOTAL LONG-TERM INVESTMENTS
(Cost $8,267,951) 27,945,204
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
13,438,136 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.660%(f) 13,438
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $13,438) 13,438
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/14/26 4,945
8,595,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/23/26 8,493
5,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 01/29/27 4,888
TOTAL GOVERNMENT AGENCY DEBT 18,326
REPURCHASE AGREEMENTS - 0.2%
71,334,000 (h) Fixed Income Clearing Corporation 3 .650 07/01/26 71,334
TOTAL REPURCHASE AGREEMENTS 71,334
TREASURY DEBT - 0.2%
12,500,000 (g) United States Treasury Bill 0 .000 08/13/26 12,447
5,000,000 (g) United States Treasury Bill 0 .000 08/18/26 4,976
29,049,000 (g) United States Treasury Bill 0 .000 09/29/26 28,784
5,000,000 (g) United States Treasury Bill 0 .000 11/12/26 4,930
10,000,000 (g) United States Treasury Bill 0 .000 12/17/26 9,821
TOTAL TREASURY DEBT 60,958
TOTAL SHORT-TERM INVESTMENTS
(Cost $150,637) 150,618
TOTAL INVESTMENTS - 100.1%
(Cost $8,432,026) 28,109,260
OTHER ASSETS & LIABILITIES, NET - (0.1)% (23,360)
NET ASSETS - 100.0% $28,085,900

S&P 500 Index

Portfolio of Investments June 30, 2026
(continued)
Cost amounts are in thousands.
Investments in Derivatives
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,049,405.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(h) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $71,341,232 on 7/1/26, collateralized by Government Agency Securities, with coupon rates
3.500%–4.250% and maturity dates 10/31/30–6/30/33, valued at $72,760,747.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 339 09/18/26   $ 127,986 $ 127,943 $ (43)

Portfolio of Investments June 30, 2026
Core Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 96.0%
BANK LOAN OBLIGATIONS - 0.1%
CAPITAL GOODS - 0.0%
$ 42,026 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 8 .991% 10/15/29 $ 42
1,229,658 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .377 04/30/30 1,236
883,405 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .144 02/28/31 885
949,825 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .894 03/22/30 951
TOTAL CAPITAL GOODS 3,114
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
606,207 (a) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M + 4.000%) 7 .928 09/04/30 459
318,000 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .508 03/27/28 319
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 778
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
676,650 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .163 11/08/32 678
400,754 (a) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .166 04/23/31 400
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,078
CONSUMER DURABLES & APPAREL - 0.0%
164,411 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 1.750%) 5 .394 11/08/32 165
TOTAL CONSUMER DURABLES & APPAREL 165
CONSUMER SERVICES - 0.1%
403,561 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .394 09/23/30 403
754,708 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .394 01/31/31 698
1,950,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .482 11/29/30 1,936
302,643 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .144 12/16/30 303
910,817 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .502 03/15/28 916
TOTAL CONSUMER SERVICES 4,256
ENERGY - 0.0%
345,014 (a) Buckeye Partners, L.P., Term Loan B7, (TSFR1M + 1.750%) 5 .394 11/22/32 347
TOTAL ENERGY 347
FINANCIAL SERVICES - 0.0%
169,735 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5 .389 06/24/30 170
2,079,967 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .394 06/24/31 2,077
TOTAL FINANCIAL SERVICES 2,247
FOOD, BEVERAGE & TOBACCO - 0.0%
234,516 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .494 11/26/27 234
TOTAL FOOD, BEVERAGE & TOBACCO 234
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
372,297 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .644 12/03/31 372
TOTAL HEALTH CARE EQUIPMENT & SERVICES 372
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
466,505 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .144 01/31/30 467
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 467
SOFTWARE & SERVICES - 0.0%
911 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.500%) 6 .144 10/09/29 1
1,217,222 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .394 09/12/29 1,205
69,516 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .004 05/15/28 71
341,664 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .504 05/15/28 311
634,714 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .394 11/28/28 605
873,309 (a) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5 .913 02/10/31 824
TOTAL SOFTWARE & SERVICES 3,017
TRANSPORTATION - 0.0%
200,390 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .413 03/21/31 200
TOTAL TRANSPORTATION 200
TOTAL BANK LOAN OBLIGATIONS
(Cost $16,462) 16,275
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 25.0%
AUTOMOBILES & COMPONENTS - 0.2%
3,500,000 (b) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 3,542

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
EUR 500,000 General Motors Financial Co, Inc, Reg S
0 .600% 05/20/27 $ 560
$ 6,250,000 General Motors Financial Co, Inc
5 .850 04/06/30 6,457
12,000,000 General Motors Financial Co, Inc
2 .700 06/10/31 10,799
4,975,000 General Motors Financial Co, Inc
5 .600 06/18/31 5,093
EUR 205,000 (b) Goodyear Europe BV
2 .750 08/15/28 228
TOTAL AUTOMOBILES & COMPONENTS 26,679
BANKS - 6.3%
EUR 500,000 ABN AMRO Bank NV, Reg S
4 .250 02/21/30 591
2,950,000 (b) Banco do Brasil S.A.
5 .625 10/23/31 2,922
2,400,000 (b) Banco Internacional del Peru SAA Interbank
4 .800 07/15/31 2,353
200,000 (b),(c) Banco Mercantil del Norte S.A.
6 .625 N/A 190
6,875,000 (b) Banco Nacional de Mexico S.A.
6 .697 08/07/36 6,771
3,500,000 (b) Banco Santander Chile
4 .550 11/20/30 3,448
GBP 400,000 Banco Santander S.A., Reg S
4 .750 08/30/28 531
EUR 700,000 Banco Santander S.A., Reg S
4 .875 10/18/31 855
4,000,000 (b) Bangkok Bank PCL
4 .507 11/26/30 3,946
2,400,000 (b) Bangkok Bank PCL
5 .082 11/26/35 2,366
3,010,000 (b) Bangkok Bank PCL
3 .466 09/23/36 2,733
5,000,000 (b) Bank Hapoalim BM, Reg S
3 .255 01/21/32 4,950
1,450,000 (b) Bank Hapoalim BM, Reg S
5 .252 01/14/33 1,432
3,750,000 (b) Bank Leumi Le-Israel BM, Reg S
5 .343 06/29/29 3,758
31,805,000 Bank of America Corp
2 .592 04/29/31 29,348
17,000,000 Bank of America Corp
4 .695 04/23/32 16,857
12,400,000 Bank of America Corp
5 .288 04/25/34 12,565
15,675,000 Bank of America Corp
5 .744 02/12/36 15,991
34,550,000 Bank of America Corp
2 .676 06/19/41 25,079
20,000,000 (c) Bank of America Corp
6 .625 N/A 20,620
EUR 500,000 Bank of Ireland Group plc, Reg S
5 .000 07/04/31 607
10,175,000 (c) Bank of New York Mellon Corp
6 .300 N/A 10,469
EUR 400,000 Barclays plc, Reg S
0 .577 08/09/29 433
EUR 500,000 Barclays plc, Reg S
4 .918 08/08/30 597
5,000,000 Barclays plc
4 .942 09/10/30 5,009
8,425,000 Barclays plc
5 .367 02/25/31 8,543
6,075,000 Barclays plc
3 .330 11/24/42 4,554
1,500,000 (b) BBVA Bancomer S.A.
5 .125 01/18/33 1,471
1,400,000 (b) BBVA Bancomer S.A.
8 .450 06/29/38 1,510
1,825,000 (b) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .625 02/11/35 1,882
5,600,000 (b) BNP Paribas S.A.
1 .904 09/30/28 5,417
EUR 500,000 BNP Paribas S.A., Reg S
3 .875 02/23/29 579
5,000,000 (b) BNP Paribas S.A.
2 .159 09/15/29 4,726
6,550,000 (b) BNP Paribas S.A.
4 .916 01/15/34 6,426
8,800,000 (b) BPCE S.A.
5 .417 01/13/37 8,620
36,375,000 Citigroup, Inc
3 .200 10/21/26 36,258
8,750,000 Citigroup, Inc
4 .450 09/29/27 8,736
5,245,000 Citigroup, Inc
4 .125 07/25/28 5,190
EUR 200,000 Citigroup, Inc
2 .928 10/22/30 226
7,125,000 Citigroup, Inc
2 .572 06/03/31 6,547
EUR 200,000 Citigroup, Inc, Reg S
3 .750 05/14/32 232
6,750,000 (c) Citigroup, Inc
7 .625 N/A 7,014
8,425,000 Cooperatieve Rabobank UA
3 .750 07/21/26 8,421
9,150,000 (b) Credit Agricole S.A.
5 .222 05/27/31 9,224
GBP 600,000 Danske Bank A.S., Reg S
2 .250 01/14/28 786
7,350,000 Deutsche Bank AG.
5 .371 09/09/27 7,439
5,575,000 Deutsche Bank AG.
2 .311 11/16/27 5,528
4,325,000 Deutsche Bank AG.
6 .819 11/20/29 4,524
2,325,000 Deutsche Bank AG.
4 .999 09/11/30 2,334
600,000 Deutsche Bank AG.
3 .742 01/07/33 550
2,425,000 (b) Development Bank of Kazakhstan JSC
2 .950 05/06/31 2,195
3,325,000 (b) Grupo Aval Ltd
4 .375 02/04/30 3,156
7,400,000 HSBC Holdings plc
7 .390 11/03/28 7,662
3,750,000 HSBC Holdings plc
3 .973 05/22/30 3,659
5,625,000 HSBC Holdings plc
5 .130 03/03/31 5,659

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 6,675,000 (c) HSBC Holdings plc
6 .950 % N/A $ 6,916
7,000,000 (c) Huntington Bancshares, Inc
5 .625 N/A 7,044
13,250,000 ING Groep NV
4 .803 03/23/32 13,161
2,125,000 (b) Intercorp Financial Services, Inc
4 .125 10/19/27 2,101
200,000 (b) Intesa Sanpaolo S.p.A
4 .198 06/01/32 189
2,000,000 (b) Itau Unibanco Holding S.A.
6 .000 02/27/30 2,052
8,325,000 JPMorgan Chase & Co
4 .323 04/26/28 8,310
EUR 600,000 JPMorgan Chase & Co, Reg S
1 .638 05/18/28 678
16,900,000 JPMorgan Chase & Co
5 .581 04/22/30 17,270
10,500,000 JPMorgan Chase & Co
3 .702 05/06/30 10,212
12,450,000 JPMorgan Chase & Co
5 .140 01/24/31 12,590
35,000,000 JPMorgan Chase & Co
4 .347 01/22/32 34,285
2,150,000 JPMorgan Chase & Co
1 .953 02/04/32 1,893
19,775,000 JPMorgan Chase & Co
4 .912 07/25/33 19,751
24,425,000 JPMorgan Chase & Co
5 .350 06/01/34 24,835
3,200,000 JPMorgan Chase & Co
6 .254 10/23/34 3,425
22,925,000 JPMorgan Chase & Co
5 .766 04/22/35 23,845
22,250,000 JPMorgan Chase & Co
5 .572 04/22/36 22,874
2,625,000 JPMorgan Chase & Co
2 .525 11/19/41 1,861
10,750,000 JPMorgan Chase & Co
3 .157 04/22/42 8,176
9,375,000 (c) JPMorgan Chase & Co
6 .875 N/A 9,821
2,600,000 Lloyds Banking Group plc
6 .068 06/13/36 2,679
5,950,000 (c),(d) M&T Bank Corp
3 .500 N/A 5,905
25,000,000 (c) Mitsubishi UFJ Financial Group, Inc
6 .350 N/A 24,936
4,500,000 (b) Mizrahi Tefahot Bank Ltd, Reg S
5 .049 01/28/31 4,453
EUR 900,000 Mizuho Financial Group, Inc, Reg S
1 .598 04/10/28 1,004
7,200,000 Morgan Stanley Private Bank NA
4 .734 07/18/31 7,168
65,425,000 Morgan Stanley Private Bank NA
4 .465 11/19/31 64,305
12,000,000 NatWest Group plc
4 .983 06/18/32 11,993
6,150,000 (b) NBK SPC Ltd
1 .625 09/15/27 6,106
6,350,000 PNC Financial Services Group, Inc
5 .575 01/29/36 6,510
7,465,000 (c) PNC Financial Services Group, Inc
3 .400 N/A 7,436
EUR 400,000 Skandinaviska Enskilda Banken AB, Reg S
3 .875 05/09/28 465
400,000 SNB Funding Ltd, Reg S
6 .000 06/24/35 403
EUR 500,000 Societe Generale S.A., Reg S
4 .875 11/21/31 601
9,000,000 (c) Truist Financial Corp
6 .669 N/A 8,993
3,200,000 (b) United Overseas Bank Ltd
2 .000 10/14/31 3,175
16,375,000 Wells Fargo & Co
2 .393 06/02/28 16,050
9,600,000 Wells Fargo & Co
6 .303 10/23/29 9,931
17,000,000 Wells Fargo & Co
4 .844 05/20/32 16,943
15,925,000 Wells Fargo & Co
5 .605 04/23/36 16,323
5,775,000 (c) Wells Fargo & Co
7 .625 N/A 6,076
12,150,000 (c) Wells Fargo & Co
6 .125 N/A 12,294
TOTAL BANKS 808,527
CAPITAL GOODS - 0.8%
5,350,000 Boeing Co
3 .250 02/01/28 5,237
5,850,000 Boeing Co
5 .705 05/01/40 5,948
33,750,000 Boeing Co
5 .805 05/01/50 33,344
EUR 400,000 Carrier Global Corp
4 .125 05/29/28 466
EUR 400,000 Carrier Global Corp
4 .500 11/29/32 482
6,600,000 Eaton Corp
4 .200 03/06/31 6,469
4,400,000 Eaton Corp
4 .800 03/06/36 4,317
8,125,000 (b) Honeywell Aerospace, Inc
4 .950 03/16/36 8,001
7,125,000 (b) Honeywell Aerospace, Inc
5 .732 03/16/56 7,125
5,850,000 Howmet Aerospace, Inc
4 .550 11/15/32 5,753
EUR 300,000 Illinois Tool Works, Inc
3 .250 05/17/28 344
12,000,000 L3Harris Technologies, Inc
5 .400 07/31/33 12,267
EUR 500,000 Raytheon Technologies Corp
2 .150 05/18/30 548
5,575,000 Raytheon Technologies Corp
2 .250 07/01/30 5,103
EUR 500,000 Schneider Electric SE, Reg S
3 .000 03/02/32 564
3,875,000 (b) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 4,134

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CAPITAL GOODS (continued)
$ 3,000,000 (b) Sociedad Quimica y Minera de Chile S.A.
3 .500% 09/10/51 $ 2,086
TOTAL CAPITAL GOODS 102,188
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,450,000 (b) Bidvest Group UK plc
6 .200 09/17/32 2,471
104,326 CSC ServiceWorks East LLC
9 .107 09/04/30 107
1,325,000 (b) Prime Security Services Borrower LLC
3 .375 08/31/27 1,298
4,550,000 Verisk Analytics, Inc
5 .250 03/15/35 4,524
19,000,000 Waste Management, Inc
4 .950 03/15/35 18,956
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 27,356
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
16,900,000 Amazon.com, Inc
4 .250 03/13/31 16,641
12,725,000 Amazon.com, Inc
4 .875 03/13/36 12,526
13,800,000 Amazon.com, Inc
5 .800 03/13/56 13,712
925,000 (b) Bath & Body Works, Inc
6 .625 10/01/30 944
3,250,000 (b) El Puerto de Liverpool SAB de C.V.
5 .750 02/10/38 3,128
550,000 (b) Group 1 Automotive, Inc
4 .000 08/15/28 535
875,000 (b) Lithia Motors, Inc
4 .625 12/15/27 871
6,875,000 O'Reilly Automotive, Inc
3 .600 09/01/27 6,807
4,075,000 O'Reilly Automotive, Inc
4 .200 04/01/30 4,009
12,400,000 O'Reilly Automotive, Inc
1 .750 03/15/31 10,842
1,125,000 O'Reilly Automotive, Inc
5 .100 03/12/36 1,115
3,225,000 Walmart, Inc
4 .350 04/28/30 3,231
8,375,000 Walmart, Inc
4 .150 04/30/31 8,279
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 82,640
CONSUMER SERVICES - 0.3%
9,820,000 Amherst College
4 .100 11/01/45 8,216
2,500,000 (b) Arcos Dorados BV
6 .375 01/29/32 2,577
8,000,000 President and Fellows of Harvard College
3 .529 10/01/31 7,612
14,250,000 President and Fellows of Harvard College
3 .619 10/01/37 12,598
2,100,000 Sands China Ltd
5 .400 08/08/28 2,115
5,619,000 Smith College
4 .620 07/01/45 4,905
TOTAL CONSUMER SERVICES 38,023
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
19,000,000 Kroger Co
5 .000 09/15/34 18,749
3,250,000 Kroger Co
5 .500 09/15/54 3,048
GBP 500,000 Tesco Corporate Treasury Services plc, Reg S
2 .750 04/27/30 616
EUR 600,000 Tesco Corporate Treasury Services plc, Reg S
3 .375 05/06/32 683
4,000,000 Walmart, Inc
2 .500 09/22/41 2,870
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,966
ENERGY - 1.4%
11,500,000 BP Capital Markets America, Inc
5 .227 11/17/34 11,651
EUR 500,000 BP Capital Markets plc, Reg S
1 .231 05/08/31 518
13,100,000 Cheniere Energy Partners LP
4 .000 03/01/31 12,603
6,850,000 Cheniere Energy Partners LP
3 .250 01/31/32 6,278
8,600,000 Cheniere Energy Partners LP
5 .550 10/30/35 8,736
2,000,000 Ecopetrol S.A.
6 .875 04/29/30 2,036
2,125,000 Ecopetrol S.A.
4 .625 11/02/31 1,949
200,000 Ecopetrol S.A.
8 .875 01/13/33 219
2,909,748 (b) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,631
3,000,000 (b) Empresa Nacional del Petroleo
5 .250 11/06/29 3,013
12,968,000 Enbridge, Inc
3 .125 11/15/29 12,346
3,925,000 Enbridge, Inc
5 .700 03/08/33 4,053
2,950,000 Enbridge, Inc
3 .400 08/01/51 2,005
4,350,000 Energy Transfer LP
5 .350 01/15/36 4,332
775,000 Energy Transfer LP
5 .400 10/01/47 703
9,125,000 Energy Transfer LP
5 .000 05/15/50 7,723
3,750,000 Energy Transfer LP
5 .950 05/15/54 3,589
2,650,000 Enterprise Products Operating LLC
4 .250 02/15/48 2,170
6,200,000 Enterprise Products Operating LLC
4 .200 01/31/50 5,002
4,500,000 Enterprise Products Operating LLC
3 .200 02/15/52 2,980
6,500,000 Enterprise Products Operating LLC
3 .300 02/15/53 4,351
4,600,000 Expand Energy Corp
5 .700 01/15/35 4,651

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ENERGY (continued)
$ 1,979,610 (b) Galaxy Pipeline Assets Bidco Ltd
2 .160% 03/31/34 $ 1,759
3,300,000 (b) Galaxy Pipeline Assets Bidco Ltd
2 .625 03/31/36 2,872
8,375,000 Marathon Petroleum Corp
3 .800 04/01/28 8,263
5,500,000 Marathon Petroleum Corp
5 .000 09/15/54 4,711
3,525,000 (b) Midwest Connector Capital Co LLC
4 .625 04/01/29 3,502
4,850,000 MPLX LP
2 .650 08/15/30 4,464
3,600,000 ONEOK, Inc
5 .700 11/01/54 3,342
3,900,000 (b) Pertamina Hulu Energi PT
5 .250 05/21/30 3,893
2,450,000 Petrobras Global Finance BV
6 .250 01/10/36 2,440
300,000 Petroleos Mexicanos
6 .840 01/23/30 308
3,000,000 Petroleos Mexicanos
6 .700 02/16/32 3,027
3,500,000 (b) Petronas Capital Ltd
4 .950 01/03/31 3,543
360,000 (b) Petronas Capital Ltd
5 .340 04/03/35 369
2,375,000 Phillips 66 Co
4 .680 02/15/45 2,031
475,000 Plains All American Pipeline LP
3 .800 09/15/30 456
2,500,000 (b) Raizen Fuels Finance S.A.
5 .700 01/17/35 1,381
1,044,100 (b) Rio Oil Finance Trust
8 .200 04/06/28 1,068
4,000,000 (b) S.A. Global Sukuk Ltd
4 .125 09/17/30 3,879
11,000,000 TotalEnergies Capital International S.A.
3 .127 05/29/50 7,306
2,500,000 TotalEnergies Capital S.A.
5 .488 04/05/54 2,416
1,825,000 TotalEnergies Capital S.A.
5 .425 09/10/64 1,711
9,250,000 Williams Cos, Inc
5 .650 03/15/33 9,523
TOTAL ENERGY 175,803
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
5,100,000 Agree LP
2 .000 06/15/28 4,854
2,725,000 American Homes 4 Rent LP
5 .250 03/15/35 2,716
2,418,000 American Tower Corp
3 .375 10/15/26 2,411
EUR 550,000 American Tower Corp
0 .450 01/15/27 621
1,600,000 American Tower Corp
3 .600 01/15/28 1,577
4,350,000 American Tower Corp
3 .800 08/15/29 4,241
13,700,000 American Tower Corp
2 .900 01/15/30 12,870
2,750,000 American Tower Corp
2 .100 06/15/30 2,486
3,825,000 American Tower Corp
1 .875 10/15/30 3,395
6,725,000 American Tower Corp
5 .400 01/31/35 6,805
10,250,000 American Tower Corp
5 .350 03/15/35 10,317
1,075,000 Brixmor Operating Partnership LP
2 .250 04/01/28 1,033
GBP 400,000 Digital Stout Holding LLC, Reg S
3 .750 10/17/30 502
6,700,000 Essex Portfolio LP
3 .000 01/15/30 6,324
6,975,000 Essex Portfolio LP
5 .375 04/01/35 7,061
1,440,000 (b) FIBRA ProLogis
5 .500 11/26/35 1,397
1,750,000 (b) FIBRA ProLogis
5 .625 01/14/38 1,689
3,000,000 Healthcare Realty Holdings LP
3 .625 01/15/28 2,947
8,975,000 Healthcare Realty Holdings LP
3 .100 02/15/30 8,447
1,750,000 Healthcare Realty Holdings LP
2 .400 03/15/30 1,595
1,050,000 Healthcare Realty Holdings LP
2 .050 03/15/31 915
7,950,000 Highwoods Realty LP
3 .875 03/01/27 7,921
2,900,000 Highwoods Realty LP
4 .125 03/15/28 2,857
2,875,000 Highwoods Realty LP
4 .200 04/15/29 2,812
4,000,000 Highwoods Realty LP
3 .050 02/15/30 3,726
3,845,000 (b) Iron Mountain, Inc
7 .000 02/15/29 3,917
5,250,000 Kite Realty Group LP
4 .950 12/15/31 5,234
EUR 500,000 Lineage Europe Finco BV
4 .125 11/26/31 570
EUR 350,000 ProLogis Euro Finance LLC
3 .250 09/22/32 393
EUR 400,000 ProLogis Euro Finance LLC
4 .000 05/05/34 465
1,275,000 ProLogis LP
2 .875 11/15/29 1,206
3,125,000 ProLogis LP
1 .750 07/01/30 2,797
1,025,000 Regency Centers LP
3 .600 02/01/27 1,021
3,350,000 Regency Centers LP
2 .950 09/15/29 3,183
25,315,000 (b) SBA Tower Trust
1 .631 11/15/26 25,053

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 42,100,000 (b) SBA Tower Trust
1 .840% 04/15/27 $ 41,182
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 186,540
FINANCIAL SERVICES - 1.8%
13,369,000 AerCap Ireland Capital DAC
3 .000 10/29/28 12,869
2,250,000 AerCap Ireland Capital DAC
3 .850 10/29/41 1,812
7,500,000 (c) American Express Co
3 .550 N/A 7,467
780,000 (b) Brazil Minas SPE via State of Minas Gerais
5 .333 02/15/28 781
6,635,000 (c),(d) Capital One Financial Corp
3 .950 N/A 6,614
10,375,000 (c) Charles Schwab Corp
6 .100 N/A 10,377
6,250,000 Community Preservation Corp
2 .867 02/01/30 5,788
3,200,000 Corebridge Financial, Inc
6 .050 09/15/33 3,344
4,350,000 (d) Corebridge Financial, Inc
5 .750 01/15/34 4,468
GBP 500,000 Credit Suisse Group AG., Reg S
2 .250 06/09/28 649
1,925,000 (b) DAE Funding LLC
4 .950 01/15/33 1,857
GBP 500,000 Deutsche Bank AG., Reg S
5 .000 02/26/29 665
EUR 500,000 Deutsche Bank AG., Reg S
5 .000 09/05/30 598
3,750,000 Discover Bank
2 .700 02/06/30 3,504
EUR 500,000 Goldman Sachs Group, Inc, Reg S
1 .250 02/07/29 546
12,425,000 Goldman Sachs Group, Inc
5 .330 07/23/35 12,467
3,500,000 Goldman Sachs Group, Inc
4 .411 04/23/39 3,165
6,825,000 Goldman Sachs Group, Inc
3 .436 02/24/43 5,221
7,200,000 (c) Goldman Sachs Group, Inc
6 .850 N/A 7,403
2,600,000 (b) Indian Railway Finance Corp Ltd
2 .800 02/10/31 2,364
1,700,000 (b) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,580
1,947,000 (b) Minejesa Capital BV
4 .625 08/10/30 1,918
6,425,000 Morgan Stanley
3 .125 07/27/26 6,423
EUR 800,000 Morgan Stanley
3 .149 11/07/31 902
17,700,000 Morgan Stanley
4 .708 03/12/32 17,481
16,975,000 Morgan Stanley
4 .809 04/16/32 16,843
GBP 400,000 Morgan Stanley
5 .432 09/10/32 536
14,250,000 Morgan Stanley
5 .250 04/21/34 14,340
5,150,000 Morgan Stanley
5 .424 07/21/34 5,230
4,000,000 Morgan Stanley
5 .831 04/19/35 4,150
2,550,000 Morgan Stanley
5 .320 07/19/35 2,562
14,850,000 Morgan Stanley
5 .587 01/18/36 15,163
13,550,000 Morgan Stanley
5 .664 04/17/36 13,910
16,050,000 Morgan Stanley
5 .296 04/10/37 15,970
4,440,000 (c) Northern Trust Corp
4 .600 N/A 4,429
3,350,000 (b) Power Finance Corp Ltd
3 .950 04/23/30 3,213
550,000 Springleaf Finance Corp
5 .375 11/15/29 540
6,950,000 (c) State Street Corp
6 .700 N/A 7,188
EUR 400,000 UBS AG., Reg S
0 .500 03/31/31 404
EUR 800,000 UBS Group AG, Reg S
0 .250 11/05/28 882
7,500,000 (b) UBS Group AG.
5 .617 09/13/30 7,676
3,065,000 (b) UBS Group AG.
3 .179 02/11/43 2,295
4,225,000 Visa, Inc
2 .700 04/15/40 3,203
TOTAL FINANCIAL SERVICES 238,797
FOOD, BEVERAGE & TOBACCO - 0.7%
1,600,000 (b) Anadolu Efes Biracilik Ve Malt Sanayii AS.
3 .375 06/29/28 1,494
23,700,000 Anheuser-Busch Cos LLC
4 .700 02/01/36 23,068
16,223,000 Anheuser-Busch Cos LLC
4 .900 02/01/46 14,780
3,600,000 (b) Cia Cervecerias Unidas S.A.
3 .350 01/19/32 3,267
3,000,000 (b) Coca-Cola Icecek AS.
4 .500 01/20/29 2,917
1,900,000 (b) Gruma SAB de C.V.
5 .390 12/09/34 1,882
6,950,000 (b) Mars, Inc
5 .200 03/01/35 6,978
6,225,000 (b) Mars, Inc
5 .650 05/01/45 6,185
13,950,000 (b) Mars, Inc
5 .700 05/01/55 13,743
EUR 300,000 (b) Mondelez International Holdings Netherlands BV
1 .250 09/09/41 234
EUR 400,000 Philip Morris International, Inc
2 .750 06/06/29 452

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
$ 11,000,000 Philip Morris International, Inc
5 .250% 02/13/34 $ 11,180
TOTAL FOOD, BEVERAGE & TOBACCO 86,180
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
EUR 500,000 Becton Dickinson Euro Finance Sarl
0 .334 08/13/28 541
1,925,000 Boston Scientific Corp
2 .650 06/01/30 1,787
19,230,000 Children's Hospital Medic
4 .268 05/15/44 16,585
25,125,000 CVS Health Corp
5 .450 09/15/35 25,450
27,955,000 CVS Health Corp
5 .050 03/25/48 24,692
4,105,000 Dartmouth-Hitchcock Health
4 .178 08/01/48 3,202
4,225,000 HCA, Inc
5 .625 09/01/28 4,290
11,200,000 HCA, Inc
3 .625 03/15/32 10,426
2,800,000 HCA, Inc
4 .600 11/15/32 2,727
10,000,000 HCA, Inc
6 .200 03/01/55 10,181
5,000,000 New York and Presbyterian Hospital
3 .563 08/01/36 4,381
375,000 Tenet Healthcare Corp
4 .625 06/15/28 372
10,700,000 UnitedHealth Group, Inc
2 .300 05/15/31 9,580
2,100,000 UnitedHealth Group, Inc
5 .150 07/15/34 2,119
3,250,000 UnitedHealth Group, Inc
3 .750 10/15/47 2,455
TOTAL HEALTH CARE EQUIPMENT & SERVICES 118,788
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000 Church & Dwight Co, Inc
2 .300 12/15/31 5,503
EUR 690,000 Colgate-Palmolive Co
3 .250 11/10/35 771
8,175,000 Haleon US Capital LLC
3 .625 03/24/32 7,658
EUR 400,000 The Procter & Gamble Company
1 .875 10/30/38 383
10,075,000 Unilever Capital Corp
4 .625 08/12/34 9,912
EUR 500,000 Unilever Finance Netherlands BV, Reg S
1 .125 02/12/27 566
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 24,793
INSURANCE - 1.8%
825,000 (b) Alliant Holdings Intermediate LLC
4 .250 10/15/27 815
6,800,000 (b) Allianz SE
6 .350 09/06/53 7,100
19,600,000 (b),(c) Allianz SE
6 .550 N/A 19,873
4,925,000 Aon Corp
2 .800 05/15/30 4,586
3,900,000 Aon Corp
5 .350 02/28/33 3,982
7,200,000 Arthur J Gallagher & Co
5 .550 02/15/55 6,824
5,250,000 AXIS Specialty Finance LLC
4 .900 01/15/40 5,132
16,000,000 Berkshire Hathaway Finance Corp
2 .850 10/15/50 10,172
1,400,000 Berkshire Hathaway Finance Corp
3 .850 03/15/52 1,059
1,350,000 Brown & Brown, Inc
5 .550 06/23/35 1,347
EUR 500,000 Chubb INA Holdings, Inc
1 .550 03/15/28 558
EUR 450,000 Chubb INA Holdings, Inc
1 .400 06/15/31 470
EUR 300,000 Credit Agricole Assurances S.A., Reg S
1 .500 10/06/31 309
EUR 400,000 Equitable Financial Life Global Funding, Reg S
0 .600 06/16/28 434
EUR 250,000 (b) Fairfax Financial Holdings Ltd
2 .750 03/29/28 284
7,325,000 (b) Five Corners Funding Trust II
2 .850 05/15/30 6,819
3,000,000 (b) Hanwha Life Insurance Co Ltd
3 .379 02/04/32 2,972
22,408,000 Hartford Financial Services Group, Inc
2 .800 08/19/29 21,184
1,100,000 Hartford Financial Services Group, Inc
4 .300 04/15/43 934
EUR 400,000 (b) Liberty Mutual Group, Inc
4 .625 12/02/30 480
EUR 600,000 (b) Liberty Mutual Group, Inc
3 .875 09/26/35 679
4,100,000 (b) Liberty Mutual Group, Inc
3 .951 10/15/50 3,047
6,575,000 (d) Lincoln National Corp
5 .350 11/15/35 6,426
10,250,000 MetLife, Inc
6 .350 03/15/55 10,505
8,200,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 8,404
9,425,000 (b) Omnis Funding Trust
6 .722 05/15/55 9,814
GBP 300,000 Pacific Life Global Funding II, Reg S
5 .375 11/30/28 404
11,875,000 PartnerRe Finance B LLC
4 .500 10/01/50 11,486
5,250,000 Principal Financial Group, Inc
2 .125 06/15/30 4,756
6,960,000 Prudential Financial, Inc
3 .700 10/01/50 6,451
3,875,000 Prudential Financial, Inc
5 .125 03/01/52 3,798
3,950,000 Prudential Financial, Inc
6 .500 03/15/54 4,089
10,950,000 Reinsurance Group of America, Inc
5 .750 09/15/34 11,205
6,600,000 RenaissanceRe Holdings Ltd
5 .800 04/01/35 6,749

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INSURANCE (continued)
$ 5,600,000 (b) Swiss Re Finance Luxembourg S.A.
5 .000% 04/02/49 $ 5,584
28,600,000 UnitedHealth Group, Inc
5 .625 07/15/54 27,967
9,350,000 (b) Wynnton Funding Trust
5 .251 08/15/35 9,244
TOTAL INSURANCE 225,942
MATERIALS - 0.6%
852,000 Amcor Flexibles North America, Inc
3 .100 09/15/26 850
4,879,000 Amcor Flexibles North America, Inc
2 .630 06/19/30 4,503
9,400,000 Amcor Flexibles North America, Inc
2 .690 05/25/31 8,515
EUR 400,000 Amcor UK Finance plc
3 .950 05/29/32 462
2,000,000 (b) Antofagasta plc
5 .625 05/13/32 2,045
1,150,000 (b) Antofagasta plc
6 .250 05/02/34 1,219
1,375,000 (b) Antofagasta plc
5 .625 09/09/35 1,392
1,875,000 Ball Corp
2 .875 08/15/30 1,711
3,000,000 (b) Celulosa Arauco y Constitucion S.A.
4 .250 04/30/29 2,869
200,000 (b) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 188
1,450,000 (b),(d) Celulosa Arauco y Constitucion S.A.
6 .180 05/05/32 1,451
1,700,000 Cemex SAB de C.V.
5 .750 06/05/36 1,694
8,000,000 (b) Corp Nacional del Cobre de Chile
6 .330 01/13/35 8,401
1,250,000 (b) Corp Nacional del Cobre de Chile
6 .440 01/26/36 1,327
200,000 (b) Corp Nacional del Cobre de Chile
6 .780 01/13/55 215
1,800,000 (b) Freeport Indonesia PT
4 .763 04/14/27 1,799
5,325,000 (b) ICL Group Ltd, Reg S
6 .036 06/16/36 5,304
3,600,000 (b) Inversiones CMPC S.A.
3 .000 04/06/31 3,157
3,000,000 (b) Klabin Austria GmbH
5 .750 04/03/29 3,041
4,000,000 (b) Momentive Performance Materials, Inc
4 .125 10/22/28 3,956
6,675,000 Nutrien Ltd
2 .950 05/13/30 6,264
1,000,000 (b) OCP S.A.
6 .100 04/30/30 1,022
2,150,000 (b) OCP S.A.
6 .750 05/02/34 2,259
EUR 250,000 (b) OI European Group BV
6 .250 05/15/28 290
300,000 Sasol Financing USA LLC
5 .500 03/18/31 279
4,300,000 Suzano Austria GmbH
3 .125 01/15/32 3,812
3,010,000 Suzano Netherlands BV
5 .500 01/15/36 2,926
200,000 (b) UltraTech Cement Ltd
2 .800 02/16/31 182
3,000,000 (b) Windfall Mining Group, Inc
5 .854 05/13/32 3,044
TOTAL MATERIALS 74,177
MEDIA & ENTERTAINMENT - 0.7%
21,450,000 Alphabet, Inc
4 .100 02/15/31 21,076
EUR 750,000 (b) BOI Finance BV
7 .500 02/16/27 872
5,000,000 (b) CCO Holdings LLC
4 .250 02/01/31 4,503
8,150,000 Charter Communications Operating LLC
5 .850 12/01/35 7,888
6,100,000 Charter Communications Operating LLC
3 .500 03/01/42 4,213
EUR 450,000 Comcast Corp
0 .250 05/20/27 503
650,000 Lamar Media Corp
3 .750 02/15/28 638
1,000,000 Lamar Media Corp
4 .000 02/15/30 956
12,150,000 Meta Platforms, Inc
4 .875 11/15/35 11,824
6,625,000 Meta Platforms, Inc
6 .200 05/15/46 6,630
15,250,000 Meta Platforms, Inc
5 .625 11/15/55 13,819
12,675,000 Meta Platforms, Inc
6 .300 05/15/56 12,617
2,675,000 (b) Sirius XM Radio, Inc
4 .125 07/01/30 2,518
GBP 200,000 Time Warner Cable LLC
5 .750 06/02/31 265
4,400,000 Time Warner Cable LLC
5 .875 11/15/40 3,935
3,450,000 Time Warner Cable LLC
4 .500 09/15/42 2,600
EUR 700,000 (b) VZ Secured Financing BV
3 .500 01/15/32 746
1,413,000 (b) Ziff Davis, Inc
4 .625 10/15/30 1,328
TOTAL MEDIA & ENTERTAINMENT 96,931
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
EUR 500,000 AbbVie, Inc
2 .125 06/01/29 559
6,150,000 Amgen, Inc
4 .850 02/19/36 6,025
34,850,000 Amgen, Inc
5 .650 03/02/53 33,920
8,500,000 Augusta SpinCo Corp
4 .656 03/23/31 8,435
9,854,000 Augusta SpinCo Corp
4 .945 03/23/33 9,794
EUR 500,000 (b) Avantor Funding, Inc
3 .875 07/15/28 571

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 1,500,000 (b) Avantor Funding, Inc
4 .625% 07/15/28 $ 1,484
EUR 400,000 BMS Ireland Capital Funding DAC
2 .973 11/10/30 454
15,000,000 Bristol-Myers Squibb Co
5 .550 02/22/54 14,649
EUR 750,000 Eli Lilly & Co
1 .700 11/01/49 555
EUR 200,000 Johnson & Johnson
2 .700 02/26/29 228
EUR 400,000 Johnson & Johnson
3 .200 06/01/32 459
EUR 400,000 Johnson & Johnson
3 .600 02/26/45 434
EUR 600,000 (b) Organon Finance   LLC
2 .875 04/30/28 677
EUR 500,000 Pfizer Netherlands International Finance BV
2 .875 05/19/29 569
EUR 300,000 Sartorius Finance BV, Reg S
4 .375 09/14/29 353
EUR 500,000 Takeda Pharmaceutical Co Ltd
1 .375 07/09/32 506
EUR 800,000 Thermo Fisher Scientific Finance I BV
0 .800 10/18/30 830
EUR 500,000 Thermo Fisher Scientific Finance I BV
3 .628 12/01/35 570
EUR 300,000 Viatris, Inc
4 .250 06/17/33 346
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 81,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
10,050,000 Broadcom, Inc
4 .600 07/15/30 10,016
6,375,000 Broadcom, Inc
4 .800 10/15/34 6,239
10,000,000 Broadcom, Inc
4 .950 01/15/36 9,822
1,925,000 Broadcom, Inc
5 .700 01/15/56 1,910
8,375,000 NVIDIA Corp
2 .000 06/15/31 7,472
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 35,459
SOFTWARE & SERVICES - 0.7%
4,175,000 Accenture Capital, Inc
4 .500 10/04/34 4,004
325,000 (b) ASGN, Inc
4 .625 05/15/28 301
26,300,000 Microsoft Corp
2 .400 08/08/26 26,248
2,200,000 Microsoft Corp
3 .400 09/15/26 2,198
4,120,000 Microsoft Corp
2 .525 06/01/50 2,450
550,000 (b) Open Text Holdings, Inc
4 .125 02/15/30 504
9,900,000 Oracle Corp
4 .450 09/26/30 9,557
6,200,000 Oracle Corp
5 .200 09/26/35 5,804
17,800,000 Oracle Corp
5 .700 02/04/36 17,238
6,000,000 Oracle Corp
5 .950 09/26/55 5,099
3,000,000 Roper Technologies, Inc
1 .400 09/15/27 2,895
10,050,000 Roper Technologies, Inc
2 .000 06/30/30 9,020
6,000,000 ServiceNow, Inc
5 .400 05/15/36 5,997
TOTAL SOFTWARE & SERVICES 91,315
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
GBP 350,000 Alphabet, Inc
4 .125 02/13/29 460
7,325,000 Alphabet, Inc
3 .700 02/15/29 7,206
EUR 500,000 Alphabet, Inc
2 .875 11/06/31 563
4,325,000 Amphenol Corp
2 .800 02/15/30 4,063
4,825,000 Apple, Inc
2 .450 08/04/26 4,817
26,100,000 Apple, Inc
2 .050 09/11/26 26,002
3,225,000 Apple, Inc
4 .650 02/23/46 2,885
4,675,000 Apple, Inc
2 .650 02/08/51 2,835
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 48,831
TELECOMMUNICATION SERVICES - 1.7%
GBP 300,000 AT&T, Inc
2 .900 12/04/26 395
EUR 500,000 AT&T, Inc
2 .350 09/05/29 558
42,943,000 AT&T, Inc
2 .550 12/01/33 36,068
8,325,000 AT&T, Inc
4 .500 05/15/35 7,838
9,750,000 AT&T, Inc
4 .900 11/01/35 9,447
EUR 400,000 AT&T, Inc
3 .150 09/04/36 427
46,670,000 AT&T, Inc
3 .550 09/15/55 30,053
10,000,000 AT&T, Inc
6 .000 04/30/56 9,665
850,000 Deutsche Telekom International Finance BV
8 .750 06/15/30 956
1,375,000 (b) Millicom International Cellular S.A.
4 .500 04/27/31 1,283
2,750,000 (b) Millicom International Cellular S.A.
7 .375 04/02/32 2,840
295,000 (b) Sable International Finance Ltd
7 .125 10/15/32 293
3,300,000 (b) Sitios Latinoamerica SAB de C.V.
5 .375 04/04/32 3,284
900,000 (b) Telecomunicaciones Digitales S.A.
4 .500 01/30/30 859

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TELECOMMUNICATION SERVICES (continued)
$ 22,975,000 T-Mobile USA, Inc
2 .625% 02/15/29 $ 21,847
30,200,000 T-Mobile USA, Inc
3 .875 04/15/30 29,263
8,800,000 T-Mobile USA, Inc
5 .050 07/15/33 8,785
2,225,000 T-Mobile USA, Inc
3 .000 02/15/41 1,642
7,800,000 T-Mobile USA, Inc
3 .300 02/15/51 5,088
9,625,000 T-Mobile USA, Inc
5 .875 11/15/55 9,372
4,725,000 (b) Turk Telekomunikasyon AS.
6 .950 10/07/32 4,676
EUR 400,000 Verizon Communications, Inc
1 .875 10/26/29 438
31,900,000 Verizon Communications, Inc
5 .250 04/02/35 31,891
EUR 300,000 Verizon Communications, Inc
2 .875 01/15/38 308
2,900,000 Verizon Communications, Inc
5 .875 11/30/55 2,813
GBP 500,000 (b) Vmed O2 UK Financing I plc
4 .500 07/15/31 544
TOTAL TELECOMMUNICATION SERVICES 220,633
TRANSPORTATION - 0.1%
2,000,000 (b) Adani Ports & Special Economic Zone Ltd
4 .200 08/04/27 1,979
2,700,000 (b) Adani Ports & Special Economic Zone Ltd
3 .100 02/02/31 2,431
1,450,000 (b) Aeropuerto Internacional de Tocumen S.A.
4 .000 08/11/41 1,259
3,757,250 (b) ENA Master Trust
4 .000 05/19/48 3,015
3,000,000 (b) Montego Bay Airport Revenue Finance Ltd
6 .600 06/15/35 2,974
TOTAL TRANSPORTATION 11,658
UTILITIES - 3.1%
1,950,000 (b) Adani Electricity Mumbai Ltd
3 .867 07/22/31 1,783
1,650,000 AEP Transmission Co LLC
4 .000 12/01/46 1,325
1,175,000 AEP Transmission Co LLC
5 .400 03/15/53 1,124
3,475,000 Alabama Power Co
4 .150 08/15/44 2,879
6,025,000 Alabama Power Co
3 .450 10/01/49 4,274
3,923,461 (b) Alfa Desarrollo S.p.A
4 .550 09/27/51 3,116
17,400,000 Ameren Illinois Co
4 .950 06/01/33 17,436
2,750,000 American Water Capital Corp
3 .000 12/01/26 2,735
4,000,000 American Water Capital Corp
2 .800 05/01/30 3,742
8,500,000 American Water Capital Corp
2 .300 06/01/31 7,593
2,375,000 American Water Capital Corp
4 .000 12/01/46 1,882
4,500,000 American Water Capital Corp
3 .750 09/01/47 3,431
2,200,000 American Water Capital Corp
5 .700 09/01/55 2,179
5,788,000 Appalachian Power Co
4 .450 06/01/45 4,820
8,475,000 Atmos Energy Corp
1 .500 01/15/31 7,399
1,175,000 Atmos Energy Corp
4 .125 10/15/44 983
8,875,000 Atmos Energy Corp
5 .000 12/15/54 8,003
6,500,000 Baltimore Gas and Electric Co
3 .750 08/15/47 4,876
1,200,000 (b) Banco Nacional de Comercio Exterior SNC
5 .875 05/07/30 1,215
1,600,000 (b) Banco Nacional de Comercio Exterior SNC
6 .000 05/14/36 1,588
5,925,000 Berkshire Hathaway Energy Co
3 .250 04/15/28 5,802
1,075,000 CenterPoint Energy Houston Electric LLC
3 .000 03/01/32 978
2,850,000 CenterPoint Energy Houston Electric LLC
4 .850 04/01/36 2,791
EUR 350,000 CEZ AS., Reg S
0 .875 12/02/26 397
7,900,000 (b) Chpe LLC
4 .875 06/30/31 7,885
4,675,000 (b) Chpe LLC
5 .350 06/30/36 4,660
6,875,000 CMS Energy Corp
6 .500 06/01/55 7,041
3,500,000 (b) Colbun S.A.
5 .375 09/11/35 3,457
2,725,000 (b) Comision Federal de Electricidad
6 .045 01/28/34 2,668
200,000 (b) Comision Federal de Electricidad
6 .450 01/24/35 200
8,250,000 Commonwealth Edison Co
3 .000 03/01/50 5,349
6,600,000 Commonwealth Edison Co
2 .750 09/01/51 4,023
15,000,000 Consumers Energy Co
5 .125 05/01/36 14,989
2,178,000 Consumers Energy Co
2 .650 08/15/52 1,302
EUR 215,000 (b) ContourGlobal Power Holdings S.A.
5 .000 02/28/30 249
3,750,000 (b),(d) COX Asset Mexico S.A. de C.V.
7 .750 05/08/36 3,831
2,500,000 DTE Electric Co
3 .650 03/01/52 1,821
4,125,000 DTE Electric Co
5 .400 04/01/53 3,956
2,800,000 DTE Electric Co
5 .850 05/15/55 2,834
3,125,000 DTE Electric Co
5 .550 03/01/56 3,051
EUR 500,000 Duke Energy Corp
3 .100 06/15/28 571

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
EUR 400,000 Duke Energy Corp
3 .750% 04/01/31 $ 463
$ 5,000,000 Duke Energy Florida LLC
4 .850 12/01/35 4,902
4,600,000 Duke Energy Florida LLC
3 .400 10/01/46 3,326
8,850,000 Duke Energy Indiana LLC
2 .750 04/01/50 5,438
6,100,000 Duke Energy Progress LLC
2 .500 08/15/50 3,542
EUR 600,000 E.ON SE, Reg S
3 .500 03/25/32 693
EUR 500,000 EDP Finance BV, Reg S
3 .875 03/11/30 584
EUR 500,000 Electricite de France S.A., Reg S
2 .000 10/02/30 543
3,445,000 (b) Empresas Publicas de Medellin ESP
4 .250 07/18/29 3,246
10,600,000 Enterprise Products Operating LLC
3 .700 01/31/51 7,811
4,700,000 Exelon Corp
6 .500 03/15/55 4,824
8,200,000 Florida Power & Light Co
4 .800 05/15/33 8,170
5,775,000 Florida Power & Light Co
3 .990 03/01/49 4,521
4,825,000 Florida Power & Light Co
5 .700 03/15/55 4,810
2,900,000 Indiana Michigan Power Co
3 .750 07/01/47 2,171
2,200,000 Indiana Michigan Power Co
5 .600 03/15/56 2,141
3,525,000 (b) Israel Electric Corp Ltd, Reg S
4 .250 08/14/28 3,462
6,975,000 MidAmerican Energy Co
3 .650 04/15/29 6,819
5,400,000 MidAmerican Energy Co
3 .650 08/01/48 4,001
6,000,000 MPLX LP
6 .200 09/15/55 6,027
7,350,000 Nevada Power Co
2 .400 05/01/30 6,774
3,335,000 Nevada Power Co
5 .450 05/15/41 3,262
5,200,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 5,416
2,000,000 (b) Niagara Energy SAC
5 .746 10/03/34 2,005
20,060,000 NiSource, Inc
1 .700 02/15/31 17,498
1,375,000 NiSource, Inc
5 .300 05/18/36 1,376
3,300,000 NiSource, Inc
5 .850 04/01/55 3,272
6,000,000 (b) NRG Energy, Inc
2 .450 12/02/27 5,802
1,280,000 Oncor Electric Delivery Co LLC
5 .250 09/30/40 1,248
600,000 (b) Pattern Energy Operations LP
4 .500 08/15/28 587
2,775,000 PECO Energy Co
3 .000 09/15/49 1,810
3,700,000 PECO Energy Co
2 .800 06/15/50 2,304
3,000,000 (b) Perusahaan Listrik Negara PT
3 .375 02/05/30 2,822
200,000 (b) Perusahaan Listrik Negara PT
4 .875 07/17/49 161
2,100,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5 .450 02/03/36 2,007
5,000,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4 .000 06/30/50 3,481
750,000 Potomac Electric Power Co
7 .900 12/15/38 923
2,100,000 Public Service Co of Colorado
4 .050 09/15/49 1,633
4,450,000 Public Service Co of Colorado
3 .200 03/01/50 2,994
5,150,000 Public Service Electric and Gas Co
4 .900 12/15/32 5,181
6,970,000 Public Service Electric and Gas Co
3 .150 01/01/50 4,693
5,000,000 Public Service Electric and Gas Co
5 .450 03/01/54 4,821
14,640,000 Sierra Pacific Power Co
6 .375 09/15/56 14,602
1,675,000 (b) Sociedad Transmisora Metropolitana S.p.A
6 .385 12/15/55 1,707
EUR 300,000 SSE plc, Reg S
3 .500 03/18/32 344
3,576,520 (b) Sweihan PV Power Co PJSC
3 .625 01/31/49 2,925
6,700,000 Union Electric Co
5 .450 03/15/53 6,398
2,775,000 Union Electric Co
5 .125 03/15/55 2,525
3,250,000 Virginia Electric and Power Co
2 .950 11/15/26 3,235
22,150,000 Virginia Electric and Power Co
4 .950 03/15/36 21,680
21,075,000 WEC Energy Group, Inc
5 .625 05/15/56 20,948
3,000,000 Wisconsin Power and Light Co
4 .950 04/01/33 3,000
4,125,000 Wisconsin Power and Light Co
4 .100 10/15/44 3,302
2,240,000 Xcel Energy, Inc
4 .800 09/15/41 1,991
TOTAL UTILITIES 400,459
TOTAL CORPORATE BONDS
(Cost $3,382,507) 3,229,103

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 58.1%
AGENCY SECURITIES - 0.2%
$ 25,000,000 Federal Home Loan Mortgage Corp
1 .540% 08/17/35 $ 19,168
TOTAL AGENCY SECURITIES 19,168
ELECTRIC, GAS, AND SANITARY SERVICES - 0.0%
JPY 468,800,000 (e) Japan Treasury Discount Bill
0 .000 08/10/26 2,880
TOTAL ELECTRIC, GAS, AND SANITARY SERVICES 2,880
FOREIGN GOVERNMENT BONDS - 2.7%
725,000 Argentine Republic Government International Bond (Step Bond)
4 .125 07/09/35 579
AUD 1,550,000 Australia Government Bond, Reg S
2 .750 11/21/27 1,048
AUD 2,460,000 Australia Government Bond, Reg S
1 .000 12/21/30 1,471
AUD 1,300,000 Australia Government Bond, Reg S
2 .750 06/21/35 773
1,825,000 (b) Bahamas Government International Bond
8 .250 06/24/36 2,044
3,850,000 (b) Baiterek National Investment Holding JSC
5 .200 05/06/33 3,824
200,000 (b) Bank Gospodarstwa Krajowego
6 .250 10/31/28 208
3,815,000 (b) Bank Gospodarstwa Krajowego
5 .375 05/22/33 3,874
EUR 925,000 Bank Gospodarstwa Krajowego, Reg S
4 .375 03/13/39 1,079
2,100,000 (b) Barbados Government International Bond
8 .000 06/26/35 2,250
1,750,000 (b) Benin Government International Bond
8 .375 01/23/41 1,887
CLP 1,260,000,000 (b) Bonos de la Tesoreria de la Republica en pesos, Reg S
6 .000 04/01/33 1,416
BRL 8,500,000 Brazil Notas do Tesouro Nacional Serie F
10 .000 01/01/33 1,367
2,910,000 Brazilian Government International Bond
6 .000 10/20/33 2,923
600,000 Brazilian Government International Bond
6 .250 05/22/36 594
EUR 3,275,000 Bundesobligation, Reg S
2 .200 10/10/30 3,685
EUR 3,940,000 (e) Bundesrepublik Deutschland, Reg S
0 .000 08/15/31 3,948
EUR 1,400,000 Bundesrepublik Deutschland, Reg S
2 .300 02/15/33 1,561
EUR 1,750,000 Bundesrepublik Deutschland, Reg S
1 .000 05/15/38 1,594
EUR 1,875,000 Bundesrepublik Deutschland Bundesanleihe, Reg S
2 .200 02/15/34 2,062
EUR 1,700,000 Bundesrepublik Deutschland Bundesanleihe, Reg S
2 .900 02/15/36 1,946
EUR 950,000 Bundesrepublik Deutschland Bundesanleihe, Reg S
3 .250 07/04/42 1,086
EUR 1,475,000 Bundesrepublik Deutschland Bundesanleihe, Reg S
2 .900 08/15/56 1,519
CAD 1,525,000 (b) Canada Housing Trust No
3 .550 09/15/32 1,093
CAD 1,100,000 Canada Housing Trust No
3 .800 09/15/36 789
CAD 3,950,000 Canadian Government Bond
3 .500 09/01/29 2,836
CAD 1,475,000 Canadian Government Bond
2 .750 09/01/30 1,031
CAD 2,425,000 Canadian Government Bond
1 .500 12/01/31 1,577
CAD 850,000 Canadian Government International Bond
2 .000 06/01/32 564
EUR 700,000 Chile Government International Bond
3 .875 07/09/31 815
1,250,000 Chile Government International Bond
2 .550 01/27/32 1,111
1,850,000 Chile Government International Bond
3 .500 01/31/34 1,678
EUR 1,125,000 Chile Government International Bond
3 .800 07/01/35 1,293
CNY 46,100,000 China Government Bond
2 .550 10/15/28 6,999
CNY 16,100,000 China Government Bond
3 .270 11/19/30 2,578
CNY 47,200,000 China Government Bond
2 .040 11/25/34 7,174
CNY 43,850,000 China Government Bond
1 .610 02/15/35 6,435
CNY 18,900,000 China Government Bond
3 .860 07/22/49 3,588
CNY 10,000,000 China Government Bond
3 .390 03/16/50 1,779
CNY 4,700,000 China Government Bond
3 .810 09/14/50 890
CNY 4,700,000 China Government Bond
3 .720 04/12/51 884
650,000 Colombia Government International Bond
6 .125 01/21/31 655
EUR 435,000 Colombia Government International Bond
5 .000 09/19/32 493
EUR 500,000 (b) Costa Rica Government International Bond
6 .001 01/16/36 603
1,900,000 (b) Costa Rica Government International Bond
7 .000 04/04/44 2,069
CZK 28,400,000 Czech Republic Government Bond
3 .000 03/03/33 1,236
CZK 24,900,000 Czech Republic Government Bond, Reg S
4 .200 12/04/36 1,133
1,575,000 (b) Dominican Republic Government International Bond
4 .875 09/23/32 1,494
3,050,000 (b) Dominican Republic Government International Bond
5 .875 01/30/60 2,691
2,700,000 (b) Dominican Republic International Bond
5 .300 01/21/41 2,426
4,775,000 (b) Eagle Funding Luxco Sarl
5 .500 08/17/30 4,794
2,000,000 (b) Ecuador Government International Bond
8 .750 01/29/34 2,017
99,120 (b) Ecuador Government International Bond (Step Bond)
1 .000 07/31/35 91
28,000 (b) Ecuador Government International Bond (Step Bond)
5 .000 07/31/40 23
1,500,000 (b) Egypt Government International Bond
8 .625 02/04/30 1,602

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 1,350,000 (b) Egypt Government International Bond
8 .500% 01/31/47 $ 1,320
EGP 31,750,000 (e) Egypt Treasury Bills
0 .000 07/21/26 640
1,425,000 Emirate of Dubai Government International Bonds, Reg S
3 .900 09/09/50 1,018
INR 73,700,000 European Bank for Reconstruction & Development
6 .300 10/26/27 765
3,500,000 European Investment Bank
4 .875 02/15/36 3,611
2,000,000 (b) Export-Import Bank of India
3 .875 02/01/28 1,972
2,000,000 (b) Export-Import Bank of India
2 .250 01/13/31 1,781
3,350,000 Export-Import Bank of Korea
1 .250 09/21/30 2,953
EUR 1,325,000 (b) French Republic Government Bond OAT, Reg S
0 .750 11/25/28 1,445
EUR 2,150,000 (b) French Republic Government Bond OAT, Reg S
2 .750 02/25/30 2,448
EUR 975,000 (b) French Republic Government Bond OAT, Reg S
2 .700 02/25/31 1,102
EUR 290,000 (b) French Republic Government Bond OAT, Reg S
4 .750 04/25/35 363
EUR 1,525,000 French Republic Government Bond OAT
1 .250 05/25/36 1,404
EUR 2,225,000 (b) French Republic Government Bond OAT, Reg S
0 .500 05/25/40 1,612
EUR 860,000 (b) French Republic Government Bond OAT, Reg S
0 .750 05/25/52 437
EUR 960,000 (b) French Republic Government Bond OAT, Reg S
0 .750 05/25/53 473
704,069 (b) Ghana Government International Bond
5 .000 07/03/29 694
1,432,100 (b) Ghana Government International Bond
5 .000 07/03/35 1,329
450,000 (b) Guatemala Government International Bond
4 .375 06/05/27 448
EUR 590,000 (b) Hellenic Republic Government Bond, Reg S
3 .625 06/15/35 683
EUR 1,250,000 (b) Hellenic Republic Government International Bond, Reg S
1 .500 06/18/30 1,358
EUR 725,000 (b) Hellenic Republic Government International Bond, Reg S
0 .750 06/18/31 746
EUR 975,000 (b) Hellenic Republic Government International Bond, Reg S
3 .375 06/15/34 1,119
EUR 750,000 (b) Hellenic Republic Government International Bond, Reg S
4 .375 07/18/38 913
EUR 390,000 (b) Hellenic Republic Government International Bond, Reg S
4 .125 06/15/54 436
1,350,000 (b) Honduras Government International Bond
8 .625 11/27/34 1,561
1,565,000 (b) Hungary Government International Bond
6 .125 05/22/28 1,603
1,150,000 (b) Hungary Government International Bond
2 .125 09/22/31 997
HUF 690,000,000 Hungary Government International Bond
4 .750 11/24/32 2,180
EUR 1,500,000 Hungary Government International Bond, Reg S
1 .750 06/05/35 1,445
1,500,000 (b) Hungary Government International Bond
6 .000 09/26/35 1,560
CAD 1,475,000 Hydro-Quebec
5 .000 02/15/45 1,100
EUR 425,000 Indonesia Government International Bond
4 .100 03/04/34 476
1,500,000 Indonesia Government International Bond
5 .690 05/29/36 1,532
EUR 1,700,000 Indonesia Government International Bond
4 .460 03/04/38 1,883
1,800,000 (b) Indonesia Government International Bond
4 .625 04/15/43 1,595
EUR 725,000 Ireland Government Bond
2 .600 10/18/34 810
EUR 400,000 Ireland Government Bond, Reg S
1 .700 05/15/37 397
EUR 400,000 Ireland Government Bond, Reg S
3 .000 10/18/43 433
3,100,000 Israel Government International Bond
3 .375 01/15/50 2,062
EUR 2,015,000 Italy Buoni Poliennali Del Tesoro, Reg S
0 .450 02/15/29 2,171
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro, Reg S
0 .950 08/01/30 1,984
EUR 675,000 Italy Buoni Poliennali Del Tesoro
4 .000 10/30/31 808
EUR 1,450,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .150 11/15/31 1,665
EUR 400,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .250 07/15/32 460
EUR 2,850,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .650 08/01/35 3,294
EUR 785,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
5 .000 08/01/39 1,005
EUR 425,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
4 .450 09/01/43 508
EUR 925,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
4 .300 10/01/54 1,046
1,825,000 (b) Ivory Coast Government International Bond
8 .075 04/01/36 1,996
1,000,000 (b) Ivory Coast Government International Bond
6 .750 02/25/41 969
JPY 277,000,000 (e) Japan Government Five Year Bond
0 .000 09/20/26 1,700
JPY 445,000,000 Japan Government Five Year Bond
0 .300 09/20/28 2,669
JPY 191,000,000 Japan Government Five Year Bond
0 .500 03/20/29 1,143
JPY 408,000,000 Japan Government Forty Year Bond
0 .700 03/20/61 1,042
JPY 118,000,000 Japan Government Ten Year Bond
0 .100 09/20/26 724
JPY 449,600,000 Japan Government Ten Year Bond
0 .100 12/20/30 2,555
JPY 355,000,000 Japan Government Ten Year Bond
1 .200 12/20/34 1,965
JPY 415,000,000 Japan Government Thirty Year Bond
0 .500 09/20/46 1,406
JPY 105,000,000 Japan Government Thirty Year Bond
0 .600 09/20/50 317
JPY 453,000,000 Japan Government Thirty Year Bond
0 .700 09/20/51 1,363
JPY 118,500,000 Japan Government Thirty Year Bond
1 .300 06/20/52 419

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
JPY 202,000,000 Japan Government Twenty Year Bond
1 .400% 09/20/34 $ 1,144
JPY 93,000,000 Japan Government Twenty Year Bond
0 .600 12/20/36 459
JPY 153,000,000 Japan Government Twenty Year Bond
0 .300 06/20/39 661
JPY 190,000,000 Japan Government Twenty Year Bond
0 .300 09/20/39 812
JPY 561,000,000 Japan Government Twenty Year Bond
0 .400 03/20/40 2,390
$ 1,000,000 (b) Jordan Government International Bond
7 .500 01/13/29 1,045
1,000,000 (b) Jordan Government International Bond
5 .750 11/12/32 986
1,250,000 (b) Kazakhstan Government International Bond
5 .500 07/01/37 1,277
EUR 875,000 (b) Kingdom of Belgium Government Bond, Reg S
0 .350 06/22/32 857
EUR 2,325,000 (b) Kingdom of Belgium Government Bond, Reg S
1 .450 06/22/37 2,161
3,000,000 (b) Kommunalbanken AS.
1 .125 06/14/30 2,660
KRW 3,740,000,000 Korea Treasury Bond
1 .375 12/10/29 2,222
KRW 1,340,000,000 Korea Treasury Bond
2 .625 03/10/30 828
KRW 1,225,000,000 Korea Treasury Bond
2 .375 12/10/31 727
KRW 2,995,000,000 Korea Treasury Bond
2 .625 06/10/35 1,721
KRW 2,380,000,000 Korea Treasury Bond
2 .375 09/10/38 1,269
KRW 400,000,000 Korea Treasury Bond
1 .875 09/10/41 189
KRW 365,000,000 Korea Treasury Bond
2 .500 03/10/52 166
MYR 7,800,000 Malaysia Government Bond
4 .642 11/07/33 2,039
MXN 51,400,000 Mexican Bonos
7 .750 05/29/31 2,855
1,715,000 Mexico Government International Bond
5 .850 07/02/32 1,732
EUR 600,000 Mexico Government International Bond
4 .500 03/19/34 684
2,225,000 (d) Mexico Government International Bond
6 .250 08/27/37 2,226
3,001,000 Mexico Government International Bond
6 .050 01/11/40 2,906
6,000,000 Mexico Government International Bond
4 .280 08/14/41 4,716
3,500,000 Mexico Government International Bond
4 .600 02/10/48 2,648
5,075,000 Mexico Government International Bond
4 .400 02/12/52 3,629
1,525,000 Mexico Government International Bond
7 .375 05/13/55 1,616
1,200,000 (b) Morocco Government International Bond
3 .000 12/15/32 1,052
4,050,000 (b) Morocco Government International Bond
5 .500 12/11/42 3,856
AUD 2,690,000 New South Wales Treasury Corp, Reg S
3 .000 04/20/29 1,785
NZD 925,000 New Zealand Government Bond
1 .500 05/15/31 470
NZD 2,540,000 New Zealand Government Bond
4 .500 05/15/35 1,462
1,500,000 (b) Nigeria Government International Bond
10 .375 12/09/34 1,781
1,000,000 (b) Nigeria Government International Bond
8 .631 01/13/36 1,084
NGN 1,200,000,000 (e) Nigeria OMO Bill
0 .000 08/18/26 846
NOK 15,500,000 (b) Norway Government International Bond, Reg S
2 .000 04/26/28 1,496
1,000,000 (b) Oman Government International Bond
5 .375 03/08/27 1,004
2,250,000 (b) Oman Government International Bond
6 .000 08/01/29 2,320
2,825,000 (b) Paraguay Government International Bond
2 .739 01/29/33 2,501
500,000 (b) Paraguay Government International Bond
6 .000 02/09/36 522
1,000,000 (b) Paraguay Government International Bond
6 .100 08/11/44 1,025
475,000 (b) Paraguay Government International Bond
6 .650 03/04/55 510
165,000 Peruvian Government International Bond
5 .375 02/08/35 166
1,040,000 Peruvian Government International Bond
5 .875 08/08/54 1,034
CAD 875,000 Province of Ontario Canada
2 .150 06/02/31 588
CAD 1,300,000 Province of Ontario Canada
2 .800 06/02/48 699
CAD 875,000 Province of Ontario Canada
1 .900 12/02/51 375
CAD 650,000 Province of Quebec Canada
2 .750 09/01/27 459
6,000,000 Province of Quebec Canada
7 .500 09/15/29 6,569
CAD 2,025,000 Province of Quebec Canada
5 .000 12/01/41 1,535
GHS 10,500,000 Republic of Ghana Government Bonds,
9 .250 02/08/33 741
7,000,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,376
PLN 2,600,000 Republic of Poland Government Bond
4 .500 01/25/31 689
PLN 5,650,000 Republic of Poland Government International Bond
5 .750 04/25/29 1,561
950,000 Republic of Poland Government International Bond
5 .750 11/16/32 995
PLN 3,700,000 Republic of Poland Government International Bond
6 .000 10/25/33 1,044
EUR 875,000 Republic of Poland Government International Bond, Reg S
3 .875 07/07/37 1,006
2,245,000 Republic of Poland Government International Bond
5 .500 04/04/53 2,125
ZAR 12,550,000 Republic of South Africa Government International Bond
8 .875 02/28/35 794
1,500,000 (b) Republic of South Africa Government International Bond
7 .100 11/19/36 1,610
ZAR 17,450,000 Republic of South Africa Government International Bond
8 .750 01/31/44 1,045

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 2,800,000 Republic of South Africa Government International Bond
5 .375% 07/24/44 $ 2,369
UGX 2,000,000,000 Republic of Uganda Government Bonds
14 .250 06/22/34 520
UGX 1,900,000,000 Republic of Uganda Government Bonds
15 .800 06/23/39 518
UZS 5,990,000,000 (b) Republic of Uzbekistan International Bond
16 .625 05/29/27 523
675,000 (b) Republic of Uzbekistan International Bond
3 .700 11/25/30 629
RON 5,655,000 Romanian Government International Bond
8 .000 04/29/30 1,291
EUR 1,100,000 (b) Romanian Government International Bond
2 .000 04/14/33 1,031
1,700,000 (b) Romanian Government International Bond
5 .750 03/24/35 1,646
1,250,000 (b) Romanian Government International Bond
5 .750 07/04/36 1,195
3,300,000 (b) Romanian Government International Bond
4 .000 02/14/51 2,218
2,550,000 (b) Rwanda International Government Bond
5 .500 08/09/31 2,437
1,750,000 (b) Saudi Government International Bond
5 .625 01/13/35 1,811
4,200,000 (b) Saudi Government International Bond
3 .750 01/21/55 2,924
1,000,000 (b) Senegal Government International Bond
6 .750 03/13/48 518
EUR 1,250,000 (b) Serbia Government International Bond
1 .500 06/26/29 1,329
3,450,000 (b) Serbia Government International Bond
2 .125 12/01/30 3,007
560,000 (b) Serbia Government International Bond
6 .500 09/26/33 591
SGD 600,000 Singapore Government Bond
2 .750 03/01/35 491
SGD 600,000 Singapore Government International Bond
2 .875 09/01/30 485
EUR 725,000 (b) Spain Government Bond, Reg S
3 .150 04/30/35 825
EUR 700,000 (b) Spain Government Bond, Reg S
5 .150 10/31/44 942
EUR 850,000 (b) Spain Government Bond, Reg S
4 .000 10/31/54 968
EUR 845,000 (b) Spain Government International Bond, Reg S
1 .400 07/30/28 943
EUR 900,000 (b) Spain Government International Bond, Reg S
3 .250 04/30/34 1,037
EUR 475,000 (b) Spain Government International Bond, Reg S
3 .900 07/30/39 562
EUR 2,350,000 (b) Spain Government International Bond, Reg S
1 .200 10/31/40 1,959
EUR 1,000,000 (b) Spain Government International Bond, Reg S
1 .900 10/31/52 757
CHF 1,700,000 Swiss Confederation Government Bond, Reg S
0 .250 06/23/35 2,101
THB 40,800,000 Thailand Government Bond
3 .450 06/17/43 1,317
AUD 4,650,000 Treasury Corp of Victoria
2 .250 11/20/34 2,572
1,500,000 Turkiye Government International Bond
6 .375 05/22/31 1,498
EUR 350,000 Turkiye Government International Bond
5 .150 03/10/34 398
1,850,000 Turkiye Government International Bond
7 .625 05/15/34 1,943
363,440 (b),(e) Ukraine Government International Bond
0 .000 02/01/35 218
73,700 (b),(e) Ukraine Government International Bond
0 .000 02/01/36 44
GBP 3,025,000 United Kingdom Gilt, Reg S
4 .375 03/07/28 4,026
GBP 425,000 United Kingdom Gilt, Reg S
0 .500 01/31/29 514
GBP 3,750,000 United Kingdom Gilt, Reg S
4 .000 10/22/31 4,886
GBP 440,000 United Kingdom Gilt, Reg S
3 .250 01/31/33 542
GBP 550,000 United Kingdom Gilt, Reg S
0 .875 07/31/33 568
GBP 760,000 United Kingdom Gilt, Reg S
4 .625 01/31/34 1,008
GBP 750,000 United Kingdom Gilt, Reg S
4 .500 03/07/35 980
GBP 2,665,000 United Kingdom Gilt, Reg S
1 .750 09/07/37 2,574
GBP 900,000 United Kingdom Gilt, Reg S
3 .750 01/29/38 1,066
GBP 275,000 United Kingdom Gilt, Reg S
1 .250 10/22/41 213
GBP 575,000 United Kingdom Gilt, Reg S
1 .500 07/22/47 385
GBP 800,000 United Kingdom Gilt, Reg S
4 .250 12/07/49 895
GBP 1,875,000 United Kingdom Gilt, Reg S
0 .625 10/22/50 872
GBP 550,000 United Kingdom Gilt, Reg S
4 .375 07/31/54 613
545,000 Uruguay Government International Bond
4 .375 01/23/31 546
2,048,000 Uruguay Government International Bond
5 .442 02/14/37 2,100
1,400,000 Uruguay Government International Bond
5 .100 06/18/50 1,309
TOTAL FOREIGN GOVERNMENT BONDS 352,556
MORTGAGE BACKED - 25.5%
5,176,000 (a),(b) Angel Oak Mortgage Trust
2 .837 11/25/66 3,895
5,364,213 (a),(b) Bayview Opportunity Master Fund VI Trust
3 .000 10/25/51 4,578
11,000,000 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.500%)
5 .125 12/15/42 11,036
2,869,199 (a),(b) Chase Home Lending Mortgage Trust Series
5 .500 12/25/56 2,853
65,378,865 (a),(b) Citigroup Mortgage Loan Trust
0 .153 02/25/52 578
7,330,168 (a),(b) Citigroup Mortgage Loan Trust
0 .250 02/25/52 102
16,740,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6 .728 03/25/42 16,952
23,145,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
8 .278 06/25/42 23,952

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 10,260,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%)
7 .228% 07/25/42 $ 10,535
340,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .706 01/25/43 351
3,844,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .178 05/25/43 4,003
1,770,600 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)
8 .978 05/25/43 1,899
2,255,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .456 06/25/43 2,331
915,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)
10 .478 06/25/43 1,005
3,995,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6 .328 07/25/43 4,088
3,215,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 3,364
2,425,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)
9 .528 07/25/43 2,629
5,755,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .178 10/25/43 6,006
1,635,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%)
6 .150 02/25/44 1,649
942,963 Fannie Mae Pool
3 .500 05/01/32 924
115,504 Fannie Mae Pool
4 .500 10/01/33 114
221,297 Fannie Mae Pool
4 .500 05/01/35 217
1,442,166 Fannie Mae Pool
5 .000 05/01/35 1,440
693,504 Fannie Mae Pool
5 .000 10/01/35 699
595,873 Fannie Mae Pool
5 .000 02/01/36 601
2,086,224 Fannie Mae Pool
5 .500 11/01/38 2,141
701,081 Fannie Mae Pool
3 .000 10/01/39 651
8,604,926 Fannie Mae Pool
3 .000 05/01/40 7,945
1,049,802 Fannie Mae Pool
5 .000 09/01/40 1,059
2,300,184 Fannie Mae Pool
5 .000 05/01/41 2,319
6,348,243 Fannie Mae Pool
4 .000 09/01/42 6,110
4,924,727 Fannie Mae Pool
3 .500 04/01/43 4,592
4,450,606 Fannie Mae Pool
3 .500 09/01/43 4,160
4,896,964 Fannie Mae Pool
4 .500 03/01/44 4,839
21,648,968 Fannie Mae Pool
4 .000 05/01/44 20,784
2,118,382 Fannie Mae Pool
4 .500 06/01/44 2,083
2,001,292 Fannie Mae Pool
4 .500 10/01/44 1,968
3,407,703 Fannie Mae Pool
4 .500 11/01/44 3,351
1,037,980 Fannie Mae Pool
5 .000 11/01/44 1,047
1,379,221 Fannie Mae Pool
4 .500 12/01/44 1,356
1,457,351 Fannie Mae Pool
4 .000 01/01/45 1,403
355,353 Fannie Mae Pool
4 .500 03/01/45 348
223,644 Fannie Mae Pool
4 .500 04/01/45 220
4,632,340 Fannie Mae Pool
3 .500 05/01/45 4,315
6,043,922 Fannie Mae Pool
3 .500 01/01/46 5,623
724,451 Fannie Mae Pool
4 .000 04/01/46 694
4,948,739 Fannie Mae Pool
3 .500 06/01/46 4,593
6,449,712 Fannie Mae Pool
3 .500 07/01/46 5,989
10,991,220 Fannie Mae Pool
3 .500 07/01/46 10,248
1,133,568 Fannie Mae Pool
3 .000 10/01/46 998
6,215,426 Fannie Mae Pool
3 .500 10/01/46 5,767
2,501,429 Fannie Mae Pool
4 .500 05/01/47 2,474
287,408 Fannie Mae Pool
3 .000 11/01/47 253
4,667,667 Fannie Mae Pool
3 .500 11/01/47 4,345
10,125,700 Fannie Mae Pool
3 .500 01/01/48 9,362
4,346,773 Fannie Mae Pool
4 .500 01/01/48 4,246
3,721,644 Fannie Mae Pool
4 .500 02/01/48 3,635
2,782,561 Fannie Mae Pool
4 .500 05/01/48 2,718
1,835,315 Fannie Mae Pool
4 .500 05/01/48 1,792
402,557 Fannie Mae Pool
3 .000 06/01/49 354
13,070,486 Fannie Mae Pool
3 .000 07/01/50 11,655
8,706,584 Fannie Mae Pool
3 .000 09/01/51 7,750
56,829,983 Fannie Mae Pool
2 .500 12/01/51 47,934
1,879,486 Fannie Mae Pool
2 .500 01/01/52 1,580
21,392,107 Fannie Mae Pool
2 .500 02/01/52 18,236
12,238,685 Fannie Mae Pool
3 .000 02/01/52 10,697
9,038,500 Fannie Mae Pool
3 .500 02/01/52 8,276
39,223,668 Fannie Mae Pool
2 .500 04/01/52 32,997
23,357,236 Fannie Mae Pool
3 .000 04/01/52 20,614
13,666,787 Fannie Mae Pool
3 .000 04/01/52 12,065

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 40,646,313 Fannie Mae Pool
3 .000% 04/01/52 $ 35,526
33,512,056 Fannie Mae Pool
2 .500 05/01/52 28,142
10,451,684 Fannie Mae Pool
3 .000 05/01/52 9,227
32,978,778 Fannie Mae Pool
4 .000 05/01/52 30,933
1,571,056 Fannie Mae Pool
3 .000 06/01/52 1,371
29,621,785 Fannie Mae Pool
3 .500 06/01/52 27,011
16,371,787 Fannie Mae Pool
3 .500 06/01/52 14,867
67,630,714 Fannie Mae Pool
4 .000 06/01/52 63,483
6,436,181 Fannie Mae Pool
4 .500 06/01/52 6,226
43,973,438 Fannie Mae Pool
4 .000 07/01/52 41,165
6,176,749 Fannie Mae Pool
4 .500 07/01/52 5,973
6,666,793 Fannie Mae Pool
4 .500 07/01/52 6,437
8,570,478 Fannie Mae Pool
4 .000 08/01/52 8,041
7,538,193 Fannie Mae Pool
4 .500 08/01/52 7,276
37,973,451 Fannie Mae Pool
5 .000 08/01/52 37,623
120,246,323 Fannie Mae Pool
4 .000 09/01/52 112,704
116,918,901 Fannie Mae Pool
4 .500 09/01/52 112,854
22,493,375 Fannie Mae Pool
5 .000 09/01/52 22,275
77,236,683 Fannie Mae Pool
4 .000 10/01/52 72,369
5,151,733 Fannie Mae Pool
4 .500 10/01/52 4,976
61,607,259 Fannie Mae Pool
4 .500 10/01/52 59,556
12,081,340 Fannie Mae Pool
5 .000 10/01/52 11,965
100,783,617 Fannie Mae Pool
4 .500 11/01/52 97,215
280,086 Fannie Mae Pool
5 .000 01/01/53 278
52,714,340 Fannie Mae Pool
5 .000 02/01/53 52,177
40,511,076 Fannie Mae Pool
5 .500 02/01/53 40,942
10,232,293 Fannie Mae Pool
6 .000 02/01/53 10,517
54,453,140 Fannie Mae Pool
5 .000 04/01/53 53,846
12,511,376 Fannie Mae Pool
5 .000 05/01/53 12,365
15,210,512 Fannie Mae Pool
5 .000 06/01/53 15,052
88,343,509 Fannie Mae Pool
5 .500 06/01/53 89,248
5,650,764 Fannie Mae Pool
4 .000 07/01/53 5,290
8,120,139 Fannie Mae Pool
4 .500 07/01/53 7,818
8,474,601 Fannie Mae Pool
4 .500 08/01/53 8,163
3,035,976 Fannie Mae Pool
5 .000 08/01/53 3,000
37,670,175 Fannie Mae Pool
5 .500 08/01/53 37,961
15,471,322 Fannie Mae Pool
5 .500 10/01/53 15,578
26,560,413 Fannie Mae Pool
6 .000 01/01/54 27,174
6,777,898 Fannie Mae Pool
4 .000 02/01/54 6,360
175,777,311 Fannie Mae Pool
5 .500 04/01/54 176,976
187,187,328 Fannie Mae Pool
5 .500 05/01/54 188,698
1,324,188 Fannie Mae Pool
6 .000 06/01/54 1,355
19,738,873 Fannie Mae Pool
4 .500 10/01/54 19,044
5,850,186 Fannie Mae Pool
5 .500 10/01/54 5,876
7,701,746 Fannie Mae Pool
6 .000 10/01/54 7,880
50,048,857 Fannie Mae Pool
5 .000 12/01/54 49,301
3,533,661 (a) Fannie Mae REMICS, (SOFR30A + 5.836%)
2 .208 09/25/43 311
6,395,931 Fannie Mae REMICS
3 .500 02/25/48 5,698
4,219,572 Fannie Mae REMICS
4 .000 07/25/48 3,969
9,381,893 Fannie Mae REMICS
2 .000 08/25/50 1,142
9,508,365 Fannie Mae REMICS
2 .000 10/25/50 6,729
23,657,492 Fannie Mae REMICS
2 .500 11/25/50 3,571
8,275,147 Fannie Mae REMICS
3 .000 12/25/50 1,388
3,192,540 Fannie Mae REMICS
3 .000 02/25/51 629
9,805,286 Fannie Mae REMICS
2 .500 11/25/51 1,004
15,603,084 Fannie Mae REMICS
3 .500 04/25/52 12,185
3,755,970 Fannie Mae REMICS
4 .000 05/25/52 3,062
10,589,334 Fannie Mae REMICS
4 .500 07/25/52 9,365
6,200,184 Fannie Mae REMICS
4 .500 08/25/52 5,370
4,632,530 Fannie Mae REMICS
4 .000 09/25/52 4,055
5,285,163 Fannie Mae REMICS
4 .000 09/25/52 4,647
4,497,112 Fannie Mae REMICS
4 .500 10/25/52 4,241

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 5,136,175 Fannie Mae REMICS
4 .500% 10/25/52 $ 4,888
8,609,051 Fannie Mae REMICS
5 .500 11/25/52 8,615
25,439,572 Federal National Mortgage Association (FNMA)
2 .500 02/01/52 21,384
5,574,631 (a),(b) Flagstar Mortgage Trust
3 .000 12/30/51 4,758
3,575 Freddie Mac Gold Pool
8 .000 01/01/31 4
2,888 Freddie Mac Gold Pool
7 .000 01/01/32 3
122,564 Freddie Mac Gold Pool
4 .500 07/01/33 121
809,836 Freddie Mac Gold Pool
7 .000 12/01/33 856
248,250 Freddie Mac Gold Pool
4 .500 10/01/34 244
173,705 Freddie Mac Gold Pool
4 .500 04/01/35 171
124,021 Freddie Mac Gold Pool
7 .000 05/01/35 131
756,298 Freddie Mac Gold Pool
5 .000 06/01/36 764
302,991 Freddie Mac Gold Pool
5 .000 07/01/39 306
24,358 Freddie Mac Gold Pool
4 .500 02/01/44 24
894,793 Freddie Mac Gold Pool
4 .500 10/01/44 871
428,448 Freddie Mac Gold Pool
4 .500 11/01/44 419
856,892 Freddie Mac Gold Pool
4 .500 11/01/44 844
438,927 Freddie Mac Gold Pool
4 .500 12/01/44 429
420,967 Freddie Mac Gold Pool
4 .500 12/01/44 410
2,464,160 Freddie Mac Gold Pool
3 .500 04/01/45 2,298
268,874 Freddie Mac Gold Pool
4 .500 05/01/45 258
10,217,586 Freddie Mac Gold Pool
3 .500 08/01/45 9,529
850,925 Freddie Mac Gold Pool
4 .500 06/01/47 834
1,717,545 Freddie Mac Gold Pool
4 .000 09/01/47 1,638
1,819,722 Freddie Mac Gold Pool
3 .500 12/01/47 1,689
6,404,376 Freddie Mac Gold Pool
4 .500 08/01/48 6,264
2,998,843 Freddie Mac Gold Pool
4 .500 10/01/48 2,933
4,823,267 Freddie Mac Gold Pool
3 .500 11/01/48 4,473
9,959,243 Freddie Mac Pool
3 .000 11/01/49 8,851
12,137,202 Freddie Mac Pool
2 .500 11/01/51 10,213
24,804,395 Freddie Mac Pool
3 .000 11/01/51 22,258
3,458,190 Freddie Mac Pool
3 .000 11/01/51 3,072
2,115,930 Freddie Mac Pool
3 .000 11/01/51 1,900
3,163,043 Freddie Mac Pool
3 .000 11/01/51 2,838
10,745,792 Freddie Mac Pool
2 .500 04/01/52 9,057
5,163,826 Freddie Mac Pool
4 .000 04/01/52 4,850
70,479,088 Freddie Mac Pool
3 .000 05/01/52 61,605
15,810,188 Freddie Mac Pool
3 .000 06/01/52 13,812
977,982 Freddie Mac Pool
3 .500 06/01/52 891
13,621,281 Freddie Mac Pool
4 .500 06/01/52 13,169
578,183 Freddie Mac Pool
4 .500 07/01/52 559
13,570,341 Freddie Mac Pool
4 .500 07/01/52 13,123
23,157,760 Freddie Mac Pool
4 .500 09/01/52 22,354
53,120,985 Freddie Mac Pool
4 .000 10/01/52 49,783
23,534,322 Freddie Mac Pool
6 .000 11/01/52 24,135
36,147,138 Freddie Mac Pool
5 .000 01/01/53 35,791
98,085,294 Freddie Mac Pool
5 .000 06/01/53 96,915
19,451,577 Freddie Mac Pool
5 .000 08/01/53 19,232
19,107,034 Freddie Mac Pool
5 .500 08/01/53 19,276
49,560,192 Freddie Mac Pool
5 .500 04/01/54 49,914
9,313,867 Freddie Mac REMICS
3 .500 01/15/47 8,474
1,456,634 Freddie Mac REMICS
4 .000 10/15/47 1,363
1,378,370 Freddie Mac REMICS
4 .000 11/15/47 1,299
7,096,087 Freddie Mac REMICS
4 .000 01/15/48 6,686
8,152,895 Freddie Mac REMICS
4 .000 03/15/48 7,677
2,089,500 Freddie Mac REMICS
4 .000 04/15/48 1,968
5,285,277 Freddie Mac REMICS
4 .000 04/15/48 4,974
5,911,107 (a) Freddie Mac REMICS, (SOFR30A + 9.737%)
3 .988 06/15/48 5,233
4,409,354 (a) Freddie Mac REMICS, (SOFR30A + 9.657%)
3 .908 10/15/48 3,945
7,371,050 Freddie Mac REMICS
2 .000 09/25/50 5,075
4,130,129 Freddie Mac REMICS
2 .000 09/25/50 502
14,446,888 Freddie Mac REMICS
3 .000 09/25/50 10,662

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 7,317,741 Freddie Mac REMICS
3 .000% 10/25/50 $ 5,324
3,694,991 Freddie Mac REMICS
4 .000 08/25/52 3,266
6,946,855 Freddie Mac REMICS
4 .500 10/25/52 6,472
8,584,593 Freddie Mac REMICS
5 .500 11/25/52 8,659
860,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
10 .728 01/25/42 887
3,925,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9 .106 02/25/42 4,015
6,630,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 6,861
14,384,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .128 06/25/42 14,880
8,601,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
7 .328 09/25/42 8,876
790,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
6 .761 03/25/43 816
3,440,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
6 .878 04/25/43 3,569
5,035,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7 .128 05/25/43 5,240
140,861 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .792 02/25/48 139
20,957 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .851 05/25/48 21
5,736,548 (a),(b) GCAT Trust
3 .000 12/25/51 4,896
7,939,997 Ginnie Mae I Pool
3 .700 10/15/33 7,658
133,925 Ginnie Mae I Pool
5 .000 04/15/38 135
581,268 Ginnie Mae I Pool
5 .000 06/15/39 588
313,432 Ginnie Mae I Pool
5 .000 06/15/39 316
8,421,984 Ginnie Mae I Pool
3 .700 08/15/40 7,782
143,875 Ginnie Mae II Pool
6 .500 11/20/38 153
6,421,903 Ginnie Mae II Pool
3 .000 06/20/51 5,708
26,717,377 Ginnie Mae II Pool
3 .000 12/20/51 23,747
5,565,488 Ginnie Mae II Pool
2 .500 02/20/52 4,662
29,946,678 Ginnie Mae II Pool
3 .500 04/20/52 27,115
3,638,323 Ginnie Mae II Pool
3 .500 07/20/52 3,320
9,519,895 Ginnie Mae II Pool
4 .000 08/20/52 8,930
5,950,767 Ginnie Mae II Pool
4 .000 09/20/52 5,594
7,403,061 Ginnie Mae II Pool
5 .000 11/20/52 7,343
4,986,064 Ginnie Mae II Pool
4 .000 12/20/52 4,686
15,652,182 Ginnie Mae II Pool
4 .500 03/20/53 15,141
12,418,473 Government National Mortgage Association
5 .000 01/20/40 2,359
5,595,987 Government National Mortgage Association
4 .500 03/20/40 935
9,024,630 Government National Mortgage Association
5 .000 03/20/40 1,627
7,391,734 Government National Mortgage Association
2 .500 12/20/43 6,570
3,892,582 Government National Mortgage Association
3 .000 03/20/45 3,463
2,087,485 Government National Mortgage Association
4 .000 06/20/46 213
3,279,404 Government National Mortgage Association
5 .000 09/20/46 586
17,610,861 Government National Mortgage Association
3 .000 11/20/51 12,894
19,515,746 Government National Mortgage Association
3 .000 12/20/51 14,529
17,778,822 Government National Mortgage Association
3 .000 01/20/52 13,491
16,329,024 Government National Mortgage Association
3 .000 02/20/52 11,317
11,597,895 Government National Mortgage Association
4 .000 04/20/52 9,576
9,419,872 Government National Mortgage Association
5 .000 04/20/52 1,661
5,954,422 Government National Mortgage Association
4 .000 07/20/52 4,982
10,752,746 Government National Mortgage Association
4 .500 09/20/52 9,842
9,130,817 Government National Mortgage Association
4 .500 09/20/52 8,351
7,610,771 Government National Mortgage Association
4 .500 09/20/52 7,276
5,183,513 Government National Mortgage Association
4 .500 09/20/52 4,562
5,935,593 Government National Mortgage Association
4 .500 02/20/53 5,551
5,191,823 Government National Mortgage Association
5 .500 02/20/53 5,137
6,511,263 (a) Government National Mortgage Association, (SOFR30A + 6.950%)
3 .341 05/20/53 548
4,844,067 (a) Government National Mortgage Association, (SOFR30A + 23.205%)
9 .131 08/20/53 5,110
2,566,351 (a) Government National Mortgage Association, (SOFR30A + 25.350%)
11 .276 08/20/53 2,928
77,524,018 (a),(b) GS Mortgage-Backed Securities Corp Trust
0 .145 08/25/51 622
14,956,086 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 12,262
8,786,905 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 7,214
2,772,081 (a),(b) GS Mortgage-Backed Securities Trust
2 .817 05/28/52 2,326
9,180,429 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 08/26/52 7,835
185,675 (a) Impac CMB Trust, (TSFR1M + 0.774%)
4 .423 03/25/35 172
6,199,529 (b) Imperial Fund Mortgage Trust
4 .638 03/25/67 5,900
1,012,282 (a),(b) J.P. Morgan Mortgage Trust
3 .239 10/25/52 839

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 825,677 (a),(b) JP Morgan Mortgage Trust
3 .500% 05/25/47 $ 748
905,029 (a),(b) JP Morgan Mortgage Trust
3 .500 10/25/48 812
21,100,703 (a),(b) JP Morgan Mortgage Trust
0 .122 06/25/51 125
37,702,703 (a),(b) JP Morgan Mortgage Trust
0 .114 11/25/51 216
4,338,533 (a),(b) JP Morgan Mortgage Trust
2 .500 11/25/51 3,565
39,161,769 (a),(b) JP Morgan Mortgage Trust
0 .110 12/25/51 236
5,310,645 (a),(b) JP Morgan Mortgage Trust
2 .500 12/25/51 4,350
872,472 (a),(b) JP Morgan Mortgage Trust
2 .836 12/25/51 716
7,093,453 (a),(b) JP Morgan Mortgage Trust
2 .500 01/25/52 5,820
8,222,049 (a),(b) JP Morgan Mortgage Trust
0 .500 04/25/52 244
8,194,433 (a),(b) JP Morgan Mortgage Trust
3 .345 04/25/52 7,062
5,243,554 (a),(b) JP Morgan Mortgage Trust
3 .345 04/25/52 4,464
2,381,510 (a),(b) JP Morgan Mortgage Trust
3 .345 04/25/52 1,973
9,189,266 (a),(b) JP Morgan Mortgage Trust
2 .500 06/25/52 7,527
2,567,621 (a),(b) JP Morgan Mortgage Trust
3 .000 06/25/52 2,206
73,958,201 (b) JP Morgan Mortgage Trust
0 .224 07/25/52 693
11,575,469 (a),(b) JP Morgan Mortgage Trust
2 .500 07/25/52 9,482
18,115,454 (a),(b) JP Morgan Mortgage Trust
3 .250 07/25/52 16,104
15,491,028 (a),(b) JP Morgan Mortgage Trust
3 .000 08/25/52 13,220
1,505,060 (a),(b) JP Morgan Mortgage Trust
3 .091 08/25/52 1,253
8,300,906 (a),(b) JP Morgan Mortgage Trust
3 .000 10/25/52 7,084
4,936,131 (a),(b) JP Morgan Mortgage Trust
3 .000 11/25/52 4,203
6,777,306 (a),(b) JP Morgan Mortgage Trust
3 .000 04/25/53 5,784
2,872,477 (a),(b) JP Morgan Mortgage Trust
5 .000 06/25/53 2,800
2,875,708 (a),(b) JP Morgan Mortgage Trust
5 .500 06/25/53 2,853
6,568,884 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 5,406
4,448,183 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 3,655
1,471,160 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,315
1,450,551 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
5 .500 04/25/56 1,440
4,864,035 (a),(b) OBX
3 .000 01/25/52 4,151
5,344,233 (a),(b) PMT Loan Trust
5 .500 02/25/57 5,341
8,883,530 (a),(b) PMT Loan Trust
6 .000 03/25/57 8,964
2,216,079 (a),(b) RCKT Mortgage Trust
3 .007 09/25/51 1,807
11,901,217 (a),(b) RCKT Mortgage Trust
2 .500 02/25/52 9,778
5,133,813 (a),(b) RCKT Mortgage Trust
3 .000 05/25/52 4,382
347,987 (a),(b) RCKT Mortgage Trust
3 .182 05/25/52 294
745,471 (a),(b) RCKT Mortgage Trust
4 .000 06/25/52 681
186,034 (a),(b) Sequoia Mortgage Trust
4 .000 06/25/49 175
991,096 (a),(b) Sequoia Mortgage Trust
3 .500 12/25/49 888
4,802,552 (a),(b) Sequoia Mortgage Trust
2 .500 06/25/51 3,940
7,808,551 (a),(b) Sequoia Mortgage Trust
4 .000 11/25/55 7,182
6,131,432 (a),(b) Sequoia Mortgage Trust
5 .500 02/25/56 6,086
826,359 (a),(b) Sequoia Mortgage Trust
5 .121 04/25/56 814
1,900,000 (a),(b) Verus Securitization Trust
5 .670 01/25/71 1,875
3,756,374 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .000 08/25/51 3,209
5,023,327 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .302 08/25/51 4,292
TOTAL MORTGAGE BACKED 3,294,173
MUNICIPAL BONDS - 1.6%
1,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .038 09/01/34 944
845,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .750 09/01/37 763
2,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 1,611
3,995,000 City of Los Angeles CA Wastewater System Revenue
4 .029 06/01/39 3,663
4,940,000 City of New York NY
3 .200 12/01/26 4,918
4,055,000 Commonwealth Financing Authority
3 .864 06/01/38 3,755
19,355,000 Commonwealth Financing Authority
3 .807 06/01/41 16,761
2,500,000 County of Miami-Dade FL Aviation Revenue
2 .704 10/01/26 2,491
3,940,000 County of Miami-Dade FL Aviation Revenue
3 .049 10/01/26 3,929
3,750,000 County of Miami-Dade FL Aviation Revenue
3 .612 10/01/26 3,744
4,700,000 County of Miami-Dade FL Aviation Revenue
2 .529 10/01/30 4,357
3,730,000 County of Miami-Dade FL Aviation Revenue
3 .732 10/01/37 3,361
3,900,000 County of Miami-Dade FL Aviation Revenue
3 .982 10/01/41 3,401
9,160,000 County of Miami-Dade FL Aviation Revenue
4 .280 10/01/41 8,445

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 2,000,000 Duke University
3 .199% 10/01/38 $ 1,663
5,080,000 Illinois Finance Authority
3 .944 08/15/47 4,181
4,805,000 Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy
3 .375 09/01/35 4,317
5,680,000 New York State Dormitory Authority
3 .998 07/01/39 5,127
10,605,000 New York State Dormitory Authority
4 .294 07/01/44 9,380
6,000,000 New York State Dormitory Authority
3 .879 07/01/46 4,801
4,750,000 New York State Thruway Authority
2 .500 01/01/27 4,708
1,910,000 Public Finance Authority
4 .269 07/01/40 1,736
6,360,000 San Jose Redevelopment Agency Successor Agency
3 .375 08/01/34 5,941
13,060,000 State of California
4 .600 04/01/38 13,128
12,500,000 State of Illinois
3 .250 06/15/27 12,374
9,700,000 State of Oregon Department of Administrative Services
4 .103 05/01/39 8,846
9,900,000 State of Wisconsin
3 .154 05/01/27 9,814
17,045,000 University of California
3 .931 05/15/45 15,679
7,620,000 University of Massachusetts Building Authority
3 .097 11/01/35 6,714
13,000,000 University of Massachusetts Building Authority
3 .434 11/01/40 11,098
17,455,000 University of New Mexico
3 .532 06/20/32 16,954
2,160,000 Virginia Port Authority
4 .228 07/01/36 2,090
390,000 Washington Convention & Sports Authority
3 .969 10/01/30 383
TOTAL MUNICIPAL BONDS 201,077
NONDEPOSITORY INSTITUTIONS - 0.0%
CAD 2,750,000 (e) Canadian Treasury Bill
0 .000 07/29/26 1,935
TOTAL NONDEPOSITORY INSTITUTIONS 1,935
OTHER MORTGAGE BACKED - 0.0%
5,767,874 Government National Mortgage Association
3 .500 09/20/49 4,605
TOTAL OTHER MORTGAGE BACKED 4,605
U.S. TREASURY SECURITIES - 28.1%
94,645,000 United States Treasury Note
4 .250 11/30/26 94,770
16,210,000 United States Treasury Note
3 .875 05/31/27 16,177
132,820,000 United States Treasury Note
3 .500 09/30/27 131,777
99,125,000 United States Treasury Note
4 .125 11/15/27 99,063
25,000,000 United States Treasury Note
3 .375 12/31/27 24,714
12,125,000 United States Treasury Note
4 .250 02/15/28 12,139
101,950,000 United States Treasury Note
3 .500 11/15/28 100,417
92,075,000 United States Treasury Note
3 .500 01/15/29 90,597
284,810,000 United States Treasury Note
3 .750 01/31/31 279,437
253,447,000 United States Treasury Note
4 .125 05/31/31 252,516
70,560,000 United States Treasury Note
4 .125 03/31/32 70,105
52,791,000 United States Treasury Note
3 .875 08/31/32 51,653
96,975,000 United States Treasury Note
3 .750 11/30/32 94,066
48,848,000 United States Treasury Note
4 .250 03/31/33 48,695
40,291,000 United States Treasury Note
4 .125 04/30/33 39,850
63,758,000 United States Treasury Note
4 .125 02/15/36 62,204
5,505,000 United States Treasury Note
4 .875 08/15/45 5,463
53,250,000 United States Treasury Note
4 .625 11/15/45 51,145
142,772,000 United States Treasury Note
4 .625 11/15/55 135,834
19,475,000 United States Treasury Note/Bond
4 .125 02/28/27 19,488
126,225,000 United States Treasury Note/Bond
3 .875 07/31/27 125,865
29,505,000 United States Treasury Note/Bond
0 .500 10/31/27 28,120
12,545,000 United States Treasury Note/Bond
3 .500 01/31/28 12,416
177,825,000 United States Treasury Note/Bond
3 .500 04/30/28 175,734
53,265,000 United States Treasury Note/Bond
4 .125 06/30/28 53,238
67,407,000 United States Treasury Note/Bond
3 .375 09/15/28 66,285
113,120,000 United States Treasury Note/Bond
3 .500 04/30/30 110,380
70,450,000 United States Treasury Note/Bond
4 .000 01/31/31 69,839
183,447,000 United States Treasury Note/Bond
4 .125 06/30/31 182,802
57,151,000 United States Treasury Note/Bond
4 .125 07/31/31 56,914
97,957,900 United States Treasury Note/Bond
3 .750 08/31/31 95,815
61,290,000 United States Treasury Note/Bond
4 .375 05/15/36 60,964
85,325,800 United States Treasury Note/Bond
2 .375 02/15/42 62,228
26,721,000 United States Treasury Note/Bond
3 .250 05/15/42 22,001
91,758,000 United States Treasury Note/Bond
3 .375 08/15/42 76,564

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 56,675,000 United States Treasury Note/Bond
3 .875% 02/15/43 $ 50,217
49,620,000 United States Treasury Note/Bond
3 .875 05/15/43 43,858
49,800,000 United States Treasury Note/Bond
4 .625 05/15/44 48,110
35,680,000 United States Treasury Note/Bond
3 .000 05/15/45 27,129
41,710,000 United States Treasury Note/Bond
2 .875 08/15/45 30,950
131,970,000 United States Treasury Note/Bond
4 .625 02/15/46 126,671
52,140,000 United States Treasury Note/Bond
2 .500 05/15/46 35,818
30,710,000 United States Treasury Note/Bond
2 .750 11/15/47 21,648
51,995,000 United States Treasury Note/Bond
3 .000 08/15/48 38,092
256,002,000 United States Treasury Note/Bond
2 .250 02/15/52 154,131
44,786,000 United States Treasury Note/Bond
3 .625 02/15/53 35,815
134,866,000 United States Treasury Note/Bond
4 .750 02/15/56 131,010
TOTAL U.S. TREASURY SECURITIES 3,622,724
TOTAL GOVERNMENT BONDS
(Cost $7,809,948) 7,499,118
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 Morgan Stanley 4,381
TOTAL FINANCIAL SERVICES 4,381
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,381
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 12.8%
AGENCY COLLAT CMO - 0.1%
13,795,478 Freddie Mac REMICS, Series 2025 5604
4 .500 12/25/55 11,855
TOTAL AGENCY COLLAT CMO 11,855
AUTOMOBILE ABS - 0.5%
3,166,667 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A
1 .380 08/20/27 3,158
575,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A
6 .660 02/20/30 595
36,750,000 (b) BofA Auto Trust, Series 2026 1A
4 .180 10/15/30 36,507
426,425 Carvana Auto Receivables Trust, Series 2021 N2
0 .970 03/10/28 424
44,433 Carvana Auto Receivables Trust, Series 2021 N2
1 .270 03/10/28 44
7,000,000 GM Financial Automobile Leasin, Series 2026 1
3 .880 01/22/29 6,951
3,824,850 (b) Octane Receivables Trust, Series 2025 1A
4 .250 02/20/31 3,817
14,425,000 World Omni Auto Receivables Trust, Series 2026 A
3 .860 05/15/31 14,244
TOTAL AUTOMOBILE ABS 65,740
COMMERCIAL MBS - 6.6%
1,600,000 (a),(b) 20 Times Square Trust, Series 2018 20TS
3 .203 05/15/35 1,511
12,000,000 (a),(b) 20 Times Square Trust, Series 2018 20TS
3 .203 05/15/35 10,860
2,500,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
5 .990 04/15/34 2,233
6,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP
5 .375 06/15/35 6,011
2,500,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP
5 .625 06/15/35 2,505
5,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP
6 .625 06/15/35 5,014
5,000,000 (a),(b) ARES Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2026 AZURE
4 .975 03/15/38 5,007
1,465,000 (a),(b) ARES Trust, (TSFR1M + 1.500%), Series 2025 IND3
5 .125 04/15/42 1,470
4,000,000 (a),(b) ARES Trust, (TSFR1M + 1.420%), Series 2026 TRON
5 .045 05/15/43 4,015
GBP 420,888 (a),(b) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021 1A
5 .647 07/22/31 520
6,050,273 (a),(b) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF
5 .976 02/15/42 6,072
1,817,340 (a) BANK, Series 2017 BNK8
4 .081 11/15/50 1,696
2,500,000 (a) BANK, Series 2017 BNK8
4 .225 11/15/50 2,150
1,000,000 BANK, Series 2019 BN21
3 .093 10/17/52 935
3,800,000 BANK, Series 2019 BN23
3 .203 12/15/52 3,507
1,250,000 (a) BANK, Series 2023 5YR1
6 .260 04/15/56 1,273
5,000,000 (a) BANK, Series 2026 5YR22
6 .019 06/15/59 5,161
1,000,000 (a) BANK, Series 2017 BNK6
3 .851 07/15/60 928
1,618,918 BANK, Series 2019 BN20
2 .758 09/15/62 1,526
8,000,000 (a) BANK, Series 2019 BN24
3 .283 11/15/62 7,391
1,183,000 (a) BANK, Series 2019 BN24
3 .633 11/15/62 1,058
12,000,000 BANK, Series 2025 BNK51
5 .290 12/25/67 12,179

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL MBS (continued)
$ 8,000,000 BANK, Series 2025 BNK51
5 .544% 12/25/67 $ 8,082
1,250,000 (a),(b) BBCMS Mortgage Trust, Series 2018 CHRS
4 .409 08/05/38 1,140
485,032 BBCMS Mortgage Trust, Series 2017 C1
3 .488 02/15/50 483
4,250,000 BBCMS Mortgage Trust, Series 2023 C19
5 .753 04/15/56 4,281
4,570,386 (a) BBCMS Mortgage Trust, Series 2023 C20
6 .383 07/15/56 4,657
9,555,000 (b) BBCMS Trust, Series 2015 SRCH
4 .197 08/10/35 9,414
5,000,000 (b) BBCMS Trust, Series 2015 SRCH
4 .798 08/10/35 4,741
4,600,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG2
2 .791 09/15/48 3,828
2,740,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG3
3 .190 09/15/48 2,256
2,500,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG3
3 .654 09/15/48 2,468
3,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4 .432 02/15/51 1,848
4,000,000 (a) Benchmark Mortgage Trust, Series 2018 B5
4 .598 07/15/51 3,512
3,452,143 Benchmark Mortgage Trust, Series 2019 B9
4 .016 03/15/52 3,369
4,000,000 Benchmark Mortgage Trust, Series 2019 B11
3 .784 05/15/52 3,685
830,000 Benchmark Mortgage Trust, Series 2018 B7
4 .241 05/15/53 819
4,960,000 (a) Benchmark Mortgage Trust, Series 2018 B7
4 .510 05/15/53 4,911
1,000,000 Benchmark Mortgage Trust, Series 2021 B27
2 .355 07/15/54 800
10,000,000 (a) Benchmark Mortgage Trust, Series 2021 B28
2 .244 08/15/54 8,265
3,150,000 Benchmark Mortgage Trust, Series 2021 B28
2 .429 08/15/54 2,728
9,500,000 Benchmark Mortgage Trust, Series 2021 B29
2 .612 09/15/54 8,318
3,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .352 12/15/62 2,744
2,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .493 12/15/62 1,640
4,750,000 (a) Benchmark Mortgage Trust, Series 2026 B43
5 .790 04/15/63 4,885
2,665,000 Benchmark Mortgage Trust, Series 2019 B15
3 .231 12/15/72 2,340
1,641,000 (a) Benchmark Mortgage Trust, Series 2019 B15
3 .828 12/15/72 1,329
7,300,000 (a) BMO Mortgage Trust, Series 2023 C5
6 .162 06/15/56 7,566
4,406,471 (a) BMO Mortgage Trust, Series 2024 C10
6 .013 11/15/57 4,527
2,500,000 (a) BMO Mortgage Trust, Series 2025 C12
6 .195 06/15/58 2,643
2,360,000 (b) BWAY Mortgage Trust, Series 2022 26BW
3 .402 02/10/44 1,983
5,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.646%), Series 2019 IMC
5 .271 04/15/34 4,983
10,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK
8 .507 10/15/41 10,007
CAD 671,469 (a),(b) BX Commercial Mortgage Trust, (CAONREPO + 3.050%), Series 2024 PURE
5 .325 11/15/41 476
6,675,443 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2025 BCAT
5 .730 08/15/42 6,698
8,454,190 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.200%), Series 2026 XL6
4 .825 03/15/43 8,465
4,705,400 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2026 LP3
5 .030 04/15/43 4,727
8,878,567 (a),(b) BX Trust, (TSFR1M + 1.200%), Series 2026 CIP
4 .850 05/15/38 8,912
4,000,000 (a),(b) BX Trust, (TSFR1M + 1.200%), Series 2026 OPTM
4 .825 03/15/39 3,995
5,000,000 (a),(b) BX Trust, (TSFR1M + 1.300%), Series 2026 RISE
4 .970 04/15/41 5,013
2,000,000 (a),(b) BX Trust, (TSFR1M + 1.450%), Series 2026 RISE
5 .120 04/15/41 2,006
15,000,000 (a),(b) BX Trust, (TSFR1M + 1.300%), Series 2026 PNDA
4 .925 05/15/43 15,053
2,500,000 (a),(b) BX Trust, (TSFR1M + 1.500%), Series 2026 PNDA
5 .125 05/15/43 2,510
1,325,000 (b) BXP Trust, Series 2017 CC
3 .459 08/13/37 1,246
7,000,000 (a),(b) BXP Trust, Series 2021 601L
2 .868 01/15/44 5,912
2,000,000 (a),(b) BXP Trust, Series 2021 601L
2 .868 01/15/44 1,618
2,000,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1
4 .352 05/15/52 1,655
9,625,000 (b) Cars Net Lease Mortgage Notes, Series 2020 1A
2 .010 12/15/50 9,170
8 CD Mortgage Trust, Series 2016 CD1
2 .622 08/10/49  0^
9,000,000 CD Mortgage Trust, Series 2016 CD1
2 .926 08/10/49 8,910
5,750,000 (a) CD Mortgage Trust, Series 2016 CD2
3 .879 11/10/49 4,707
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2
4 .113 11/10/49 606
500,000 (a) CD Mortgage Trust, Series 2017 CD3
4 .711 02/10/50 156
680,583 CD Mortgage Trust, Series 2017 CD5
3 .220 08/15/50 677
3,300,000 (a),(b) CIP Commercial Mortgage Trust, (TSFR1M + 1.400%), Series 2025 SBAY
5 .500 10/15/37 3,312
823,564 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .758 04/10/48 795
3,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
4 .106 04/10/48 2,686
1,242,020 Citigroup Commercial Mortgage Trust, Series 2016 P3
3 .585 04/15/49 1,230
7,765,000 Citigroup Commercial Mortgage Trust, Series 2017 C4
3 .764 10/12/50 7,573
3,988,747 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2
4 .179 03/10/51 3,915
3,000,000 (b) COMM Mortgage Trust, Series 2022 HC
3 .376 01/10/39 2,896
123,617 COMM Mortgage Trust, Series 2012 CR4
2 .853 10/15/45 122
2,500,000 (a),(b) COMM Mortgage Trust, Series 2014 UBS3
4 .767 06/10/47 1,488
1,000,000 (b) COMM Mortgage Trust, Series 2015 CR22
3 .000 03/10/48 550

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL MBS (continued)
$ 2,696,000 (a) COMM Mortgage Trust, Series 2015 CR22
3 .749% 03/10/48 $ 2,479
3,000,000 (a) COMM Mortgage Trust, Series 2015 CR24
3 .463 08/10/48 2,773
671,612 (a) COMM Mortgage Trust, Series 2015 CR24
4 .304 08/10/48 657
2,280,551 (a) COMM Mortgage Trust, Series 2015 LC23
4 .841 10/10/48 2,208
587,796 (a) COMM Mortgage Trust, Series 2015 CR26
4 .845 10/10/48 577
4,396,965 (a) COMM Mortgage Trust, Series 2016 CR28
4 .728 02/10/49 4,322
2,600,000 COMM Mortgage Trust, Series 2018 COR3
4 .228 05/10/51 2,551
4,750,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .496 05/10/51 4,407
2,305,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .668 05/10/51 1,995
1,550,000 COMM Mortgage Trust, Series 2019 GC44
3 .263 08/15/57 1,431
2,000,000 (a) COMM Mortgage Trust, Series 2019 GC44
3 .630 08/15/57 1,657
7,400,000 (a),(b) CSMC Trust, Series 2017 CALI
3 .854 11/10/32 4,858
3,325,000 (a),(b) CSTL Commercial Mortgage Trust, Series 2026 GATE3
4 .695 02/10/43 3,300
9,500,000 DBGS Mortgage Trust, Series 2018 C1
4 .466 10/15/51 9,407
3,500,000 DBJPM Mortgage Trust, Series 2016 C3
3 .041 08/10/49 3,473
1,495,570 DBJPM Mortgage Trust, Series 2017 C6
3 .121 06/10/50 1,488
7,737,500 DBJPM Mortgage Trust, Series 2020 C9
2 .340 08/15/53 6,887
4,723,351 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA
6 .144 06/10/37 4,747
2,000,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA
6 .595 06/10/37 2,010
9,811,677 (a),(b) DBWF Mortgage Trust, Series 2015 LCM
3 .535 06/10/34 9,382
9,000,000 (a),(b) DK Trust, (TSFR1M + 1.593%), Series 2025 LXP
5 .943 08/15/37 9,041
11,500,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP
4 .757 11/13/42 11,355
10,638,334 (b) EQT Trust, Series 2024 EXTR
5 .331 07/05/41 10,725
4,250,000 (a),(b) ESTN Trust, Series 2026 TOWN
5 .538 05/12/46 4,303
2,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR
5 .373 07/15/31 383
5,235,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.897%), Series 2018 TWR
5 .523 07/15/31 550
1,130,000 (a),(b) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .591 09/10/37 1,100
2,500,000 (a),(b) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .599 09/10/37 2,420
2,530,450 GS Mortgage Securities Trust, Series 2016 GS3
3 .143 10/10/49 2,515
2,000,000 (a) GS Mortgage Securities Trust, Series 2016 GS4
3 .990 11/10/49 1,927
4,250,000 (a) GS Mortgage Securities Trust, Series 2017 GS5
3 .826 03/10/50 4,068
513,714 GS Mortgage Securities Trust, Series 2017 GS6
3 .230 05/10/50 513
6,000,000 GS Mortgage Securities Trust, Series 2017 GS6
3 .433 05/10/50 5,922
1,655,210 (a) GS Mortgage Securities Trust, Series 2015 GC30
4 .094 05/10/50 1,616
5,000,000 (a) GS Mortgage Securities Trust, Series 2015 GC30
4 .138 05/10/50 4,326
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8
3 .837 11/10/50 2,946
4,844,000 (a) GS Mortgage Securities Trust, Series 2017 GS8
4 .457 11/10/50 4,482
3,050,000 (a) GS Mortgage Securities Trust, Series 2019 GC38
4 .158 02/10/52 2,962
2,500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45
3 .173 02/13/53 2,325
2,190,000 GS Mortgage Securities Trust, Series 2020 GSA2
2 .012 12/12/53 1,921
14,690,000 (a),(b) Houston Galleria Mall Trust, Series 2025 HGLR
5 .644 02/05/45 15,038
4,700,000 (a),(b) Hudson Yards Mortgage Trust, Series 2026 10HY
5 .328 12/10/39 4,724
4,750,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 55HY
3 .041 12/10/41 4,277
2,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 55HY
3 .041 12/10/41 2,203
3,000,000 (b) ICNQ Mortgage Trust, Series 2024 MF
5 .778 12/10/34 3,057
3,750,000 (b) ICNQ Mortgage Trust, Series 2024 MF
6 .074 12/10/34 3,833
2,000,000 (b) Ilpt Commercial Mortgage Trust, Series 2022 LPFX
3 .385 03/15/32 1,823
5,182,000 (a),(b) IP Mortgage Trust, Series 2025 IP
5 .425 06/10/42 5,207
160,519 JP Morgan Chase Commercial Mortgage Securities Corp, Series 2015 JP1
3 .914 01/15/49 159
3,155,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3 .065 01/16/37 2,569
1,189,719 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22
4 .110 09/15/47 1,175
2,384,322 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4 .673 09/15/47 2,361
3,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27
3 .898 02/15/48 2,594
972,802 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .106 08/15/48 964
8,452,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .684 08/15/48 7,978
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .684 08/15/48 2,366
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1
4 .915 03/17/49 1,769
868,186 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .457 03/15/50 864
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .904 03/15/50 889
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7
3 .812 09/15/50 891
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2016 C4
3 .216 12/15/49 858
4,300,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C5
3 .694 03/15/50 4,256

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL MBS (continued)
$ 7,575,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7
2 .536% 05/13/53 $ 6,331
8,000,000 (a),(b) KSL Commercial Mortgage Trust, (TSFR1M + 1.500%), Series 2026 HT3
5 .100 06/15/43 8,023
5,000,000 (a),(b) KSL Commercial Mortgage Trust, (TSFR1M + 1.800%), Series 2026 HT3
5 .400 06/15/43 5,019
949,777 (b) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP
3 .575 02/15/36 927
622,327 (b) LCCM, Series 2017 LC26
3 .357 07/12/50 620
5,000,000 (b) Legends Outlets Kansas City KS Mortgage Secured Trust, Series 2024 LGND
6 .021 11/05/39 4,990
4,000,000 (a),(b) LEX Trust, (TSFR1M + 1.350%), Series 2026 450
5 .000 03/15/43 4,012
5,000,000 (b) LSTAR Commercial Mortgage Trust, Series 2017 5
4 .021 03/10/50 4,915
10,750,000 (a),(b) LSTR Trust, (TSFR1M + 1.500%), Series 2026 HTL6
5 .125 12/15/40 10,753
3,000,000 (a),(b) LSTR Trust, (TSFR1M + 1.950%), Series 2026 HTL6
5 .575 12/15/40 3,000
3,500,000 (a),(b) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19
5 .125 05/18/42 3,510
8,150,000 (a),(b) MHP Commercial Mortgage Trust, (TSFR1M + 1.500%), Series 2025 A
5 .125 09/15/40 8,166
1,687,000 (b) MIRA Trust, Series 2023 MILE
6 .755 06/10/38 1,722
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22
3 .561 04/15/48 2,897
4,752,620 (b) Morgan Stanley Capital I Trust, Series 2015 420
7 .982 10/12/50 4,843
2,840,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3
4 .429 07/15/51 2,792
1,900,000 Morgan Stanley Capital I Trust, Series 2019 L2
4 .272 03/15/52 1,823
21,870,701 (a),(b) Morgan Stanley Capital I Trust, Series 2024 NSTB
3 .900 09/24/57 21,457
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 2,275
3,000,000 (a),(b) MSDB Trust, Series 2017 712F
3 .427 07/11/39 2,902
5,000,000 (a),(b) MTN Commercial Mortgage Trust, Series 2026 LPFX
5 .153 05/15/43 4,995
1,000,000 (a),(b) MTN Commercial Mortgage Trust, Series 2026 LPFX
5 .455 05/15/43 1,001
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
5 .505 07/15/36 4,769
14,651,277 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5 .915 07/15/36 14,261
2,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .430 07/15/36 2,311
4,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE
6 .455 07/15/36 3,620
2,700,000 (b) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL
3 .885 08/15/38 2,614
479,752 (b) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC
2 .966 12/15/38 459
5,200,000 (a),(b) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK
5 .543 10/15/40 5,220
5,700,000 (a),(b) NYC Trust, (TSFR1M + 1.991%), Series 2024 3ELV
5 .616 08/15/29 5,710
3,800,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
5 .916 08/15/29 3,806
8,284,000 (b) Olympic Tower Mortgage Trust, Series 2017 OT
3 .566 05/10/39 7,959
11,190,000 (b) One Bryant Park Trust, Series 2019 OBP
2 .516 09/15/54 10,339
7,180,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT
5 .753 07/15/39 7,238
7,000,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT
6 .150 07/15/39 7,041
4,000,000 (a),(b) PFDR Trust, (TSFR1M + 1.700%), Series 2026 DLVR
5 .321 06/15/43 4,006
2,000,000 (a),(b) PFDR Trust, (TSFR1M + 2.100%), Series 2026 DLVR
5 .713 06/15/43 2,004
2,500,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
4 .620 07/15/38 2,378
5,000,000 (a),(b) PLYM Commercial Mortgage Trust, (TSFR1M + 1.650%), Series 2026 IND
5 .300 03/15/43 5,009
5,000,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP
5 .125 09/15/42 5,022
13,000,000 (a),(b) SLG Office Trust, Series 2026 OMA
5 .131 04/15/41 12,994
17,215,000 (b) SLG Office Trust, Series 2021 OVA
2 .851 07/15/41 15,019
9,444,633 (a),(b) SMR Mortgage Trust, (TSFR1M + 1.650%), Series 2022 IND
5 .275 02/15/39 9,447
9,000,000 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.950%), Series 2022 IND
6 .575 02/15/39 9,011
3,000,000 (a),(b) SREIT Trust, (TSFR1M + 1.286%), Series 2021 MFP2
4 .911 11/15/36 2,999
EUR 135,886 (a),(b) Thunder Logistics DAC, (Euribor 3 Month ACT/360 + 2.550%), Series 2024 1A
4 .802 11/17/36 156
3,500,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5 .217 06/15/39 3,501
3,500,000 (a),(b) TX Trust, (TSFR1M + 2.640%), Series 2024 HOU
6 .959 06/15/39 3,511
236,047 UBS Commercial Mortgage Trust, Series 2017 C4
3 .366 10/15/50 235
1,570,000 UBS Commercial Mortgage Trust, Series 2017 C4
3 .563 10/15/50 1,543
7,000,000 (a) UBS Commercial Mortgage Trust, Series 2018 C8
4 .215 02/15/51 6,784
7,665,000 (a) UBS Commercial Mortgage Trust, Series 2018 C9
4 .318 03/15/51 7,293
2,000,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .492 06/15/51 1,956
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .713 06/15/51 2,377
1,750,000 UBS Commercial Mortgage Trust, Series 2018 C13
4 .334 10/15/51 1,726
750,000 (a) UBS Commercial Mortgage Trust, Series 2018 C13
4 .585 10/15/51 728
5,997,093 (a),(b) VASA Trust, (TSFR1M + 1.014%), Series 2021 VASA
4 .640 07/15/39 5,890
4,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.742%), Series 2025 NYCH
5 .368 06/15/42 3,991
9,998,913 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP
4 .975 08/15/42 10,017
1,922,332 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1
3 .901 05/15/48 1,744
872,111 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .635 03/15/50 860
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .757 03/15/50 1,955

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL MBS (continued)
$ 131 Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .261% 07/15/50 $0^
2,197,255 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .903 07/15/50 2,042
1,042,739 Wells Fargo Commercial Mortgage Trust, Series 2017 C39
3 .212 09/15/50 1,038
1,254,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C45
4 .405 06/15/51 1,231
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C60
2 .547 08/15/54 1,485
1,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS2
3 .979 07/15/58 981
TOTAL COMMERCIAL MBS 851,470
CREDIT CARD ABS - 0.1%
6,520,000 (a) Citibank Credit Card Issuance Trust, (TSFR1M + 0.884%), Series 2017 A6
4 .510 05/14/29 6,554
TOTAL CREDIT CARD ABS 6,554
ENERGY - 0.0%
EUR 250,000 (a),(b),(f) Idun European Loan Conduit No 42 Sarl, (Euribor 3 Month ACT/360 + 2.900%), Series
2026 42A 5 .224 07/28/38 288
TOTAL ENERGY 288
FINANCIAL SERVICES - 0.0%
4,500,000 (a),(b),(f) BX Trust, (TSFR1M + 1.400%), Series 2026 ORBT
5 .030 07/15/43 4,506
TOTAL FINANCIAL SERVICES 4,506
HOME EQUITY ABS - 0.0%
74,236 (b) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1
5 .900 07/26/35  0^
428,194 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2
5 .700 02/26/35 381
86 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1
6 .200 02/25/30  0^
138,947 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3 .986 06/25/33 137
146,251 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
4 .663 09/25/34 140
TOTAL HOME EQUITY ABS 658
OTHER ABS - 2.9%
15,000,000 (a),(b) AIMCO CLO 16 Ltd, (TSFR3M + 1.650%), Series 2021 16A
5 .330 07/17/37 15,001
26,600,000 (a),(b) AIMCO CLO Series, (TSFR3M + 1.500%), Series 2017 AA
5 .175 01/20/38 26,633
419,165 (b) BHG Securitization Trust, Series 2021 B
1 .670 10/17/34 418
5,616,974 (b) Capital Automotive REIT, Series 2021 1A
1 .440 08/15/51 5,594
4,156,856 (b) Capital Automotive REIT, Series 2021 1A
1 .920 08/15/51 4,140
10,725,219 (b) Capital Automotive REIT, Series 2024 3A
4 .400 10/15/54 10,252
16,725,460 (b) CF Hippolyta LLC, Series 2020 1
1 .690 07/15/60 13,818
4,861,529 (b) CF Hippolyta LLC, Series 2020 1
1 .990 07/15/60 3,979
2,941,208 (b) CF Hippolyta LLC, Series 2020 1
2 .280 07/15/60 1,776
18,350,754 (b) CF Hippolyta LLC, Series 2021 1A
1 .530 03/15/61 14,450
4,476,626 (b) CF Hippolyta LLC, Series 2021 1A
1 .980 03/15/61 2,604
25,000,000 (a),(b) CIFC Funding Ltd, (TSFR3M + 1.600%), Series 2019 3A
5 .280 01/16/38 25,047
500,000 (b) Compass Datacenters Issuer III LLC, Series 2025 1A
5 .656 02/25/50 501
28,268,000 (b) DB Master Finance LLC, Series 2021 1A
2 .493 11/20/51 26,653
20,000,000 (b),(e) DB Master Finance LLC, Series 2026 1A
0 .000 05/20/56 19,987
27,789,188 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A
2 .662 04/25/51 26,400
3,382,913 (a),(b) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A
5 .537 07/18/30 3,387
7,000,000 (a),(b) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A
5 .375 10/20/38 7,019
1,572,186 (b) FNA VI LLC, Series 2021 1A
1 .350 01/10/32 1,485
153,265 (b) HERO Funding Trust, Series 2017 2A
3 .280 09/20/48 140
306,529 (b) HERO Funding Trust, Series 2017 2A
4 .070 09/20/48 288
592,726 (b) JG Wentworth XXII LLC, Series 2010 3A
3 .820 12/15/48 590
1,017,720 (b) MVW LLC, Series 2021 1WA
1 .140 01/22/41 992
15,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A
5 .218 04/25/36 15,024
10,000,000 (a),(b) OHA Credit Funding 6 Ltd, (TSFR3M + 1.650%), Series 2020 6A
5 .325 10/20/37 10,023
7,478,498 (b) OneMain Financial Issuance Trust, Series 2020 2A
1 .750 09/14/35 7,396
20,612,005 (a),(b) OneMain Financial Issuance Trust, (SOFR30A + 0.760%), Series 2021 1A
5 .358 06/16/36 20,623
7,050,000 (a),(b) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A
5 .323 07/15/38 7,067
10,000,000 (b) PFS Financing Corp, Series 2026 D
4 .490 05/15/31 9,958
1,450,000 (b) Progress Residential Trust, Series 2021 SFR9
2 .711 11/17/40 1,366
19,617,500 (b) SERVPRO Master Issuer LLC, Series 2021 1A
2 .394 04/25/51 18,652
1,465,932 (b) SpringCastle America Funding LLC, Series 2020 AA
1 .970 09/25/37 1,378
9,021,000 (b) SpringCastle America Funding LLC, Series 2020 AA
2 .660 09/25/37 7,339
26,399,775 (b) Taco Bell Funding LLC, Series 2021 1A
1 .946 08/25/51 25,929
16,122,825 (b) Taco Bell Funding LLC, Series 2021 1A
2 .294 08/25/51 15,020

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER ABS (continued)
$ 18,723,708 (b) Wendy's Funding LLC, Series 2021 1A
2 .370% 06/15/51 $ 17,287
TOTAL OTHER ABS 368,216
STUDENT LOAN ABS - 0.0%
990,638 (b) Navient Private Education Refi Loan Trust, Series 2020 HA
1 .310 01/15/69 940
2,360,117 (b) Navient Private Education Refi Loan Trust, Series 2021 A
0 .840 05/15/69 2,158
769,768 (b) Navient Student Loan Trust, Series 2019 BA
3 .390 12/15/59 759
367,389 (a),(b) Navient Student Loan Trust, (LIBOR 1 M + 1.094%), Series 2019 BA
4 .720 12/15/59 367
239,703 (b) SMB Private Education Loan Trust, Series 2018 A
3 .500 02/15/36 239
357,001 (b) SoFi Professional Loan Program LLC, Series 2019 A
3 .690 06/15/48 355
TOTAL STUDENT LOAN ABS 4,818
UTILITIES - 0.0%
1,340,153 (a) COMM Mortgage Trust, Series 2015 CR22
3 .926 03/10/48 1,290
TOTAL UTILITIES 1,290
WL COLLAT SUPPORT CMO - 1.2%
788,831 (a),(b) Agate Bay Mortgage Trust, Series 2015 6
3 .500 09/25/45 730
1,962,879 (a),(b) Bayview MSR Opportunity Master Fund Trust, Series 2021 4
2 .500 10/25/51 1,613
2,686,135 (a),(b) Flagstar Mortgage Trust, Series 2021 2
2 .500 04/25/51 2,205
7,752,283 (a),(b) Flagstar Mortgage Trust, Series 2021 4
2 .500 06/01/51 6,379
10,258,887 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2 .500 10/25/51 8,423
9,759,404 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3 .000 06/25/52 8,329
3,601,673 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3 .000 09/25/52 3,076
8,225,468 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2 .500 01/25/52 6,769
5,703,191 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 INV1
3 .000 07/25/52 4,876
6,017,328 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3 .000 10/25/52 5,147
6,822,184 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3 .500 02/25/53 6,020
1,004,595 (a),(b) GS Mortgage-Backed Securities Trust, Series 2025 PJ4
6 .000 09/25/55 1,017
4,433,000 (a),(b) GS Mortgage-Backed Securities Trust, Series 2026 PJ8
5 .500 11/25/56 4,405
163,891 (a),(b) JP Morgan Mortgage Trust, Series 2015 3
3 .500 05/25/45 152
1,492,006 (a),(b) JP Morgan Mortgage Trust, Series 2015 6
3 .500 10/25/45 1,376
1,831,508 (a),(b) JP Morgan Mortgage Trust, Series 2018 3
3 .500 09/25/48 1,662
2,574,548 (a),(b) JP Morgan Mortgage Trust, Series 2018 5
3 .500 10/25/48 2,308
1,503,348 (a),(b) JP Morgan Mortgage Trust, Series 2017 5
4 .726 10/26/48 1,517
6,118,144 (a),(b) JP Morgan Mortgage Trust, Series 2021 6
2 .500 10/25/51 5,029
2,075,961 (a),(b) JP Morgan Mortgage Trust, Series 2021 10
2 .500 12/25/51 1,700
2,852,508 (a),(b) JP Morgan Mortgage Trust, Series 2021 12
2 .500 02/25/52 2,336
3,152,905 (a),(b) JP Morgan Mortgage Trust, Series 2021 14
2 .500 05/25/52 2,595
13,771,598 (a),(b) JP Morgan Mortgage Trust, Series 2022 2
3 .000 08/25/52 11,754
6,011,440 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV3
3 .000 09/25/52 5,132
9,713,640 (a),(b) JP Morgan Mortgage Trust, Series 2022 LTV2
3 .500 09/25/52 8,559
6,002,430 (a),(b) JP Morgan Mortgage Trust, Series 2022 7
3 .000 12/25/52 5,112
5,209,012 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4 .000 02/25/53 4,736
9,413,364 (a),(b) OBX Trust, Series 2021 J2
2 .500 07/25/51 7,746
8,107,310 (a),(b) OBX Trust, Series 2022 INV5
4 .000 10/25/52 7,376
2,796,096 (a),(b) Oceanview Mortgage Trust, Series 2021 1
2 .500 05/25/51 2,296
1,685,799 (a),(b) RCKT Mortgage Trust, Series 2021 4
2 .500 09/25/51 1,379
2,632,816 (a),(b) RCKT Mortgage Trust, Series 2022 4
3 .500 06/25/52 2,342
424,283 (a),(b) Sequoia Mortgage Trust, Series 2016 1
3 .500 06/25/46 390
102,271 (a),(b) Sequoia Mortgage Trust, Series 2017 2
3 .500 02/25/47 93
54,163 (a),(b) Sequoia Mortgage Trust, Series 2018 7
4 .000 09/25/48 51
4,777,415 (a),(b) Sequoia Mortgage Trust, Series 2020 3
3 .000 04/25/50 4,128
3,837,714 (a),(b) Sequoia Mortgage Trust, Series 2023 1
5 .000 01/25/53 3,683
113,894 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4 .000 04/25/49 107
3,839,710 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2 .500 12/25/51 3,153
3,216,571 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .000 03/25/52 2,747
TOTAL WL COLLAT SUPPORT CMO 148,448
WL COLLATERAL CMO - 1.4%
344,692 (a),(b) CIM Trust, Series 2021 J2
2 .672 04/25/51 285
1,932,423 (a),(b) CITIGROUP MORTGAGE LOAN TRUST, Series 2021 INV1
2 .709 05/25/51 1,597
2,150,000 (b) COLT Mortgage Loan Trust, Series 2026 4
5 .641 06/25/71 2,143
13,230,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7 .856 03/25/42 13,463
5,935,422 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
6 .628 04/25/42 6,007
28,280,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .206 05/25/42 28,977

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
WL COLLATERAL CMO (continued)
$ 13,336,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8 .378% 09/25/42 $ 13,898
17,250,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .106 12/25/42 17,872
2,013,000 (a),(b) EFMT, Series 2026 NQM6
6 .170 06/25/71 2,023
1,978,751 (a),(b) Flagstar Mortgage Trust, Series 2017 2
3 .962 10/25/47 1,806
2,408,143 (a),(b) Flagstar Mortgage Trust, Series 2021 5INV
3 .333 07/25/51 2,002
746,479 (a),(b) Flagstar Mortgage Trust, Series 2021 7
2 .920 08/25/51 617
3,242,663 (a),(b) Flagstar Mortgage Trust, Series 2021 10IN
3 .494 10/25/51 2,707
405,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3
7 .702 11/25/43 421
266,114 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4 .000 11/25/49 248
711,819 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3 .000 01/25/51 613
30,456,694 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0 .244 03/27/51 372
1,041,034 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3 .000 03/27/51 896
2,726,956 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2 .500 05/25/51 2,240
926,578 (a),(b) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3 .601 05/25/50 823
834,717 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 GR1
3 .087 11/25/51 712
1,140,312 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 INV1
3 .019 12/25/51 953
18,127,214 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .500 01/25/52 14,861
3,143,993 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .720 01/25/52 2,579
2,122,705 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 LTV1
3 .236 06/25/52 1,782
7,878,658 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 HP1
3 .000 09/25/52 6,724
4,652,426 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3 .000 01/25/53 3,970
1,018,228 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1
2 .051 10/25/55 981
1,043,500 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1
3 .531 10/25/55 989
1,087,105 (a),(b) J.P. Morgan Mortgage Trust, Series 2022 5
2 .952 09/25/52 879
1,225,655 (a),(b) JP Morgan Mortgage Trust, Series 2015 1
5 .009 12/25/44 1,227
5,936,723 (a),(b) JP Morgan Mortgage Trust, Series 2020 1
3 .815 06/25/50 5,367
24,277,942 (a),(b) JP Morgan Mortgage Trust, Series 2021 3
0 .142 07/25/51 178
17,045,474 (a),(b) JP Morgan Mortgage Trust, Series 2021 4
0 .135 08/25/51 120
2,207,556 (a),(b) JP Morgan Mortgage Trust, Series 2021 4
2 .885 08/25/51 1,828
32,733,765 (a),(b) JP Morgan Mortgage Trust, Series 2021 6
0 .139 10/25/51 238
8,923,783 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV2
0 .400 12/25/51 211
1,919,409 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV4
3 .201 01/25/52 1,575
1,328,656 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV1
3 .289 03/25/52 1,121
2,049,851 (a),(b) JP Morgan Mortgage Trust, Series 2021 LTV2
2 .927 05/25/52 1,766
653,432 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV8
3 .275 05/25/52 551
1,811,364 (a),(b) JP Morgan Mortgage Trust, Series 2022 7
4 .000 12/25/52 1,648
481,441 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2 .500 07/25/51 430
1,601,967 (a),(b) New Residential Mortgage Loan Trust, Series 2022 INV1
3 .514 03/25/52 1,326
71,683 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4 .243 02/25/36 72
360,748 (a),(b) OBX Trust, Series 2022 J2
3 .400 08/25/52 309
2,003,223 (a),(b) Oceanview Mortgage Trust, Series 2022 1
4 .500 11/25/52 1,894
485,103 (a),(b) Sequoia Mortgage Trust, Series 2015 2
3 .500 05/25/45 448
1,656,535 (a),(b) Sequoia Mortgage Trust, Series 2017 6
3 .726 09/25/47 1,572
681,504 (a),(b) Sequoia Mortgage Trust, Series 2018 3
3 .500 03/25/48 619
364,325 (a),(b) Sequoia Mortgage Trust, Series 2021 1
2 .657 03/25/51 306
310,611 (a),(b) Shellpoint Co-Originator Trust, Series 2017 1
3 .500 04/25/47 283
1,318,046 (a),(b) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 1,160
3,985,000 (a),(b) Verus Securitization Trust, Series 2025 12
5 .760 12/25/70 3,948
5,409,000 (a),(b) Verus Securitization Trust, Series 2026 4
5 .870 04/25/71 5,397
1,722,712 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4
3 .497 09/25/49 1,555
756,452 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3 .000 07/25/50 649
9,566,472 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2 .500 06/25/51 7,854
1,199,722 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2
3 .627 09/25/51 1,017
3,857,896 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .413 03/25/52 3,237
5,525,923 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .500 03/25/52 4,879
247,062 (a),(b) WinWater Mortgage Loan Trust, Series 2014 1
3 .930 06/20/44 212
TOTAL WL COLLATERAL CMO 186,437
TOTAL STRUCTURED ASSETS
(Cost $1,730,310) 1,650,280
TOTAL LONG-TERM INVESTMENTS
(Cost $12,943,575) 12,399,157

SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
7,209,739 (g) State Street Navigator Securities Lending Government Money Market Portfolio 3.660%(h) $ 7,210
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $7,210) 7,210
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 0.7%
$ 12,000,000 (e) Federal Home Loan Bank (FHLB) 0 .000 10/14/26 11,869
9,135,000 (e) Federal Home Loan Bank (FHLB) 0 .000 10/28/26 9,022
5,000,000 (e) Federal Home Loan Bank (FHLB) 0 .000 11/06/26 4,933
15,000,000 (e) Federal Home Loan Bank (FHLB) 0 .000 02/05/27 14,650
45,000,000 (e) Federal Home Loan Bank Discount Notes 0 .000 01/21/27 44,025
TOTAL GOVERNMENT AGENCY DEBT 84,499
REPURCHASE AGREEMENTS - 0.9%
40,000,000 (i) Fixed Income Clearing Corporation 3 .640 07/01/26 40,000
8,120,000 (j) Fixed Income Clearing Corporation 3 .650 07/01/26 8,120
60,988,000 (k) Fixed Income Clearing Corporation 3 .650 07/01/26 60,988
TOTAL REPURCHASE AGREEMENTS 109,108
TREASURY DEBT - 0.8%
15,000,000 (e) United States Treasury Bill 0 .000 08/13/26 14,936
25,000,000 (e) United States Treasury Bill 0 .000 10/13/26 24,731
25,000,000 (e) United States Treasury Bill 0 .000 11/05/26 24,669
25,000,000 (e) United States Treasury Bill 0 .000 11/12/26 24,651
10,000,000 (e) United States Treasury Bill 0 .000 12/03/26 9,837
10,000,000 (e) United States Treasury Bill 0 .000 12/17/26 9,821
TOTAL TREASURY DEBT 108,645
TOTAL SHORT-TERM INVESTMENTS
(Cost $302,372) 302,252
TOTAL INVESTMENTS - 98.5%
(Cost $13,253,157) 12,708,619
OTHER ASSETS & LIABILITIES, NET - 1.5% 189,619
NET ASSETS - 100.0% $12,898,238

Core Bond

Portfolio of Investments June 30, 2026
(continued)
Cost amounts are in thousands.
ABS Asset-Backed Security
AUD Australian Dollar
BRL Brazilian Real
CAONREPO Canadian Overnight Repo Rate Average
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNY Chinese Yuan
CZK Czech Republic Koruna
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
GHS Ghanaian Cedi
HUF Hungary Forint
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MBS Mortgage-Backed Security
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigeria Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SGD Singapore Dollar
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
WL Whole Loan
ZAR South African Rand
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,309,434,721 or 18.2% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,219,271.
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) When-issued or delayed delivery security.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 3.640% dated 6/30/26 to be repurchased at $40,004,044 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 9/30/32, valued at $40,800,000.
(j) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $8,120,823 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 7/15/32, valued at $8,282,416.
(k) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $60,994,184 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 6/30/33, valued at $62,207,933.

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 5-Year Note 2,377 09/30/26   $ 254,180 $ 254,450 $ 270
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
AUD 500 $ 345 Australia and New Zealand Banking Group Limited 07/08/26 1
EUR 884 $ 1,025 Australia and New Zealand Banking Group Limited 07/08/26 (15)
GBP 11 $ 15 Australia and New Zealand Banking Group Limited 07/08/26 0 ^
GBP 1,145 $ 1,546 Australia and New Zealand Banking Group Limited 07/08/26 (26)
$ 7,900 AUD 11,503 Australia and New Zealand Banking Group Limited 07/08/26 (63)
$ 8 CAD 10 Australia and New Zealand Banking Group Limited 07/08/26 0 ^
$ 12,584 CAD 17,445 Australia and New Zealand Banking Group Limited 07/08/26 279
$ 2,121 CHF 1,677 Australia and New Zealand Banking Group Limited 07/08/26 44
$ 568 EUR 498 Australia and New Zealand Banking Group Limited 07/08/26 (1)
$ 468 EUR 396 Australia and New Zealand Banking Group Limited 07/08/26 15
$ 1,494 EUR 1,271 Australia and New Zealand Banking Group Limited 07/08/26 41
$ 767 EUR 661 Australia and New Zealand Banking Group Limited 07/08/26 11
$ 107,182 EUR 92,740 Australia and New Zealand Banking Group Limited 07/08/26 1,184
$ 1,656 EUR 1,452 Australia and New Zealand Banking Group Limited 07/08/26 (4)
$ 2,003 GBP 1,484 Australia and New Zealand Banking Group Limited 07/08/26 34
$ 24,829 GBP 18,836 Australia and New Zealand Banking Group Limited 07/08/26 (158)
$ 992 SGD 1,270 Australia and New Zealand Banking Group Limited 07/10/26 9
CAD 42 $ 29 Bank of America, N.A. 07/08/26 0 ^
EUR 322 $ 373 Bank of America, N.A. 07/08/26 (5)
EUR 1,420 $ 1,620 Bank of America, N.A. 07/08/26 3
GBP 266 $ 356 Bank of America, N.A. 07/08/26 (2)
$ 756 CAD 1,031 Bank of America, N.A. 07/08/26 29
$ 347 EUR 299 Bank of America, N.A. 07/08/26 5
$ 535 GBP 400 Bank of America, N.A. 07/08/26 5
$ 24,777 JPY 3,917,420 Bank of America, N.A. 07/08/26 668
$ 744 ZAR 12,169 Bank of America, N.A. 07/08/26 2
$ 7,289 KRW 11,163,710 Bank of America, N.A. 07/10/26 71
EUR 14 $ 16 Citibank N.A. 07/08/26 (0) ^
EUR 5 $ 5 Citibank N.A. 07/08/26 (0) ^
$ 2,424 CZK 50,444 Citibank N.A. 07/08/26 49
$ 5,488 EUR 4,749 Citibank N.A. 07/08/26 60
$ 562 EUR 483 Citibank N.A. 07/08/26 10
$ 1,942 NZD 3,389 Citibank N.A. 07/08/26 17
$ 2,540 PLN 9,258 Citibank N.A. 07/08/26 79
$ 656 RON 2,973 Citibank N.A. 07/08/26 8
$ 1,337 THB 43,650 Citibank N.A. 07/10/26 22
$ 1,965 EUR 1,679 JPMorgan Chase Bank N.A. 07/08/26 46
CZK 59 $ 3 Morgan Stanley Capital Services 07/08/26 0 ^
$ 1,110 HUF 338,702 Morgan Stanley Capital Services 07/08/26 22
$ 1,117 HUF 344,682 Morgan Stanley Capital Services 07/08/26 10
$ 2,864 MXN 49,619 Morgan Stanley Capital Services 07/08/26 28
$ 1,597 NOK 14,822 Morgan Stanley Capital Services 07/08/26 99
$ 903 CLP 807,396 Morgan Stanley Capital Services 07/10/26 27

Core Bond

Portfolio of Investments June 30, 2026
(continued)
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 574 CLP 509,071 Morgan Stanley Capital Services 07/10/26 22
$ 2,076 MYR 8,347 Morgan Stanley Capital Services 07/10/26 33
EUR 2,045 $ 2,414 Toronto Dominion Bank 07/08/26 (77)
EUR 2,695 $ 3,167 Toronto Dominion Bank 07/08/26 (86)
EUR 1,377 $ 1,603 Toronto Dominion Bank 07/08/26 (29)
NOK 5,996 $ 618 Toronto Dominion Bank 07/08/26 (12)
$ 2,008 CAD 2,733 Toronto Dominion Bank 07/08/26 80
$ 916 EUR 781 Toronto Dominion Bank 07/08/26 23
$ 615 NOK 6,008 Toronto Dominion Bank 07/08/26 9
$ 347 EUR 304 Toronto Dominion Bank 08/03/26 (0) ^
Total   $ 2,567
Total unrealized appreciation on forward foreign currency contracts   $ 3,045
Total unrealized depreciation on forward foreign currency contracts   $ (478)
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
ZAR South African Rand
^ Amount represents less than $1,000.

Portfolio of Investments June 30, 2026
Inflation-Linked Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.4%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0.1%
$ 2,054,428 (a) Core & Main LP, Term Loan B, (TSFR3M + 2.000%) 5 .656% 07/27/28 $ 2,057
1,910,000 (a) Fluidra, S.A., Term Loan B, (TSFR1M + 1.925%) 5.669 01/29/29 1,916
2,620,227 (a) Zurn Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 5.758 10/04/28 2,640
TOTAL CAPITAL GOODS 6,613
CONSUMER DURABLES & APPAREL - 0.0%
680,000 (a) Crocs, Inc., Term Loan, (TSFR1M + 2.250%) 5.894 02/20/29 684
TOTAL CONSUMER DURABLES & APPAREL 684
CONSUMER SERVICES - 0.1%
2,756,659 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.394 09/23/30 2,756
2,388,750 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.482 11/29/30 2,371
TOTAL CONSUMER SERVICES 5,127
FINANCIAL SERVICES - 0.0%
1,492,243 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5.394 06/24/31 1,491
TOTAL FINANCIAL SERVICES 1,491
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
524,091 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5.644 12/03/31 524
TOTAL HEALTH CARE EQUIPMENT & SERVICES 524
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,532,056 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5.894 05/05/28 1,538
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,538
SOFTWARE & SERVICES - 0.0%
1,667,600 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.394 09/12/29 1,650
TOTAL SOFTWARE & SERVICES 1,650
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
144,643 (a) Coherent Corp, Term Loan B2, (TSFR1M + 1.750%) 5.394 07/02/29 145
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 145
TOTAL BANK LOAN OBLIGATIONS
(Cost $17,712) 17,772
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 2.0%
AUTOMOBILES & COMPONENTS - 0.0%
2,000,000 (b) Ford Otomotiv Sanayi AS.
7.125 04/25/29 2,024
TOTAL AUTOMOBILES & COMPONENTS 2,024
BANKS - 0.4%
1,625,000 (b) Banco de Chile
2.990 12/09/31 1,474
1,600,000 (b),(c) Banco Mercantil del Norte S.A.
8.000 N/A 1,602
5,875,000 (b) Banco Nacional de Mexico S.A.
6.697 08/07/36 5,786
3,200,000 (b) Bank Hapoalim BM, Reg S
4.722 07/14/29 3,155
4,500,000 Bank Leumi Le-Israel BM, Reg S
5.740 09/09/36 4,468
3,000,000 Bank of America Corp
5.162 01/24/31 3,041
1,825,000 (b) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625 02/11/35 1,882
4,500,000 JPMorgan Chase & Co
5.103 04/22/31 4,551
2,000,000 JPMorgan Chase & Co
5.502 01/24/36 2,044
3,000,000 Saudi Awwal Bank, Reg S
5.947 09/04/35 2,977
2,000,000 Wells Fargo & Co
5.150 04/23/31 2,021
TOTAL BANKS 33,001
CAPITAL GOODS - 0.0%
2,000,000 Boeing Co
3.250 02/01/28 1,957

Inflation-Linked Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CAPITAL GOODS (continued)
$ 650,000 Eaton Corp
4.800% 03/06/36 $ 638
TOTAL CAPITAL GOODS 2,595
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,250,000 (b) Bidvest Group UK plc
6.200 09/17/32 2,269
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,269
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
2,000,000 O'Reilly Automotive, Inc
4.200 04/01/30 1,968
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,968
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
3,505,000 (b) Albertsons Cos, Inc
6.500 02/15/28 3,534
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,534
ENERGY - 0.5%
2,275,000 Ecopetrol S.A.
4.625 11/02/31 2,087
4,000,000 Ecopetrol S.A.
7.750 02/01/32 4,188
2,909,748 (b) EIG Pearl Holdings Sarl
3.545 08/31/36 2,631
1,000,000 Enbridge, Inc
6.000 11/15/28 1,031
1,500,000 Energy Transfer LP
6.400 12/01/30 1,588
5,000,000 (b) Hilcorp Energy I LP
6.000 04/15/30 4,912
2,000,000 (b) Hilcorp Energy I LP
6.250 04/15/32 1,936
5,000,000 (b) Kinetik Holdings LP
5.875 06/15/30 5,029
4,000,000 Petrobras Global Finance BV
5.125 09/10/30 3,930
3,480,000 (b) Petronas Capital Ltd
4.950 01/03/31 3,523
2,000,000 (b) Petronas Capital Ltd
5.340 04/03/35 2,050
2,950,000 (b) Saudi Arabian Oil Co
5.250 07/17/34 2,971
3,150,000 (b) Sunoco LP
4.625 05/01/30 3,042
TOTAL ENERGY 38,918
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,000,000 Healthcare Realty Holdings LP
3.750 07/01/27 994
750,000 Ventas Realty LP
5.000 01/15/35 739
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,733
FINANCIAL SERVICES - 0.1%
2,000,000 AerCap Ireland Capital DAC
3.000 10/29/28 1,925
1,500,000 Goldman Sachs Group, Inc
5.218 04/23/31 1,515
1,500,000 (b) Indian Railway Finance Corp Ltd
3.570 01/21/32 1,395
1,000,000 Morgan Stanley
5.587 01/18/36 1,021
3,000,000 Morgan Stanley
5.664 04/17/36 3,080
TOTAL FINANCIAL SERVICES 8,936
FOOD, BEVERAGE & TOBACCO - 0.1%
1,500,000 Constellation Brands, Inc
4.800 05/01/30 1,505
1,900,000 (b) Gruma SAB de C.V.
5.390 12/09/34 1,882
1,000,000 Kraft Heinz Foods Co
3.875 05/15/27 996
2,000,000 (b) Mars, Inc
4.800 03/01/30 2,006
TOTAL FOOD, BEVERAGE & TOBACCO 6,389
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,500,000 Abbott Laboratories
4.000 03/15/31 1,462
2,000,000 CVS Health Corp
1.300 08/21/27 1,929
2,000,000 HCA, Inc
5.625 09/01/28 2,031
2,000,000 UnitedHealth Group, Inc
4.000 05/15/29 1,972
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,394
INSURANCE - 0.0%
2,000,000 Reinsurance Group of America, Inc
5.750 09/15/34 2,047
TOTAL INSURANCE 2,047
MATERIALS - 0.2%
1,750,000 Amcor Group Finance plc
5.450 05/23/29 1,785
600,000 (b),(d) Antofagasta plc
5.625 05/13/32 613
1,575,000 (b) Antofagasta plc
6.250 05/02/34 1,669
1,950,000 Cemex SAB de C.V.
5.750 06/05/36 1,943
4,700,000 (b) Corp Nacional del Cobre de Chile
5.125 02/02/33 4,657
1,500,000 (b) Corp Nacional del Cobre de Chile
6.330 01/13/35 1,575
3,975,000 (b) ICL Group Ltd, Reg S
6.036 06/16/36 3,960

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MATERIALS (continued)
$ 2,300,000 (b) OCP S.A.
6.750% 05/02/34 $ 2,416
TOTAL MATERIALS 18,618
MEDIA & ENTERTAINMENT - 0.0%
1,539,000 (b) CCO Holdings LLC
5.125 05/01/27 1,536
950,000 Meta Platforms, Inc
4.875 11/15/35 924
TOTAL MEDIA & ENTERTAINMENT 2,460
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,000,000 Amgen, Inc
5.150 03/02/28 2,019
1,000,000 Augusta SpinCo Corp
4.945 03/23/33 994
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,013
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,000,000 Broadcom, Inc
4.950 01/15/36 1,964
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,964
SOFTWARE & SERVICES - 0.0%
975,000 Oracle Corp
5.200 09/26/35 913
TOTAL SOFTWARE & SERVICES 913
TELECOMMUNICATION SERVICES - 0.1%
2,000,000 AT&T, Inc
2.550 12/01/33 1,680
2,000,000 T-Mobile USA, Inc
5.050 07/15/33 1,997
4,500,000 (b) Turk Telekomunikasyon AS.
6.950 10/07/32 4,453
2,000,000 Verizon Communications, Inc
5.250 04/02/35 1,999
TOTAL TELECOMMUNICATION SERVICES 10,129
TRANSPORTATION - 0.1%
2,500,000 (b) Grupo Aeromexico SAB de C.V.
8.625 11/15/31 2,563
3,500,000 (b) Transnet SOC Ltd
8 .250 02/06/28 3,633
TOTAL TRANSPORTATION 6,196
UTILITIES - 0.2%
1,700,000 (b) Comision Federal de Electricidad
5.700 01/24/30 1,703
1,825,000 (b) COX Asset Mexico S.A. de C.V.
7.125 01/08/32 1,850
2,000,000 Duke Energy Carolinas LLC
2.550 04/15/31 1,819
2,500,000 (b) Ferrellgas LP
5.875 04/01/29 2,432
2,000,000 Florida Power & Light Co
4.800 05/15/33 1,993
1,450,000 (b) Israel Electric Corp Ltd, Reg S
3.750 02/22/32 1,334
TOTAL UTILITIES 11,131
TOTAL CORPORATE BONDS
(Cost $165,139) 165,232
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 93.8%
MORTGAGE BACKED - 1.6%
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6.728 03/25/42 365
4,000,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%)
7.228 07/25/42 4,107
6,235,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7.706 01/25/43 6,433
4,465,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.178 05/25/43 4,650
918,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6.328 07/25/43 939
6,324,200 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9.188 07/25/43 6,616
4,510,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.178 10/25/43 4,707
4,115,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8.128 06/25/42 4,257
10,605,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
6.878 04/25/43 11,003
11,725,718 Ginnie Mae I Pool
3.600 09/15/31 11,393
6,055,405 Ginnie Mae I Pool
3.650 02/15/32 5,879
1,618,393 Ginnie Mae I Pool
3.380 07/15/35 1,526
2,214,805 Ginnie Mae I Pool
3.870 10/15/36 2,120
28,216,021 Ginnie Mae I Pool
1.730 07/15/37 24,105
19,730,574 Ginnie Mae I Pool
1.650 07/15/42 15,592
22,430,977 Ginnie Mae I Pool
2.750 01/15/45 21,172
4,624,006 (a),(b) Sequoia Mortgage Trust, (SOFR30A + 1.250%)
4.878 02/25/56 4,618
TOTAL MORTGAGE BACKED 129,482
U.S. TREASURY SECURITIES - 92.2%
555,568 (e) United States Treasury Inflation Indexed Bonds
0.125 07/15/26 557
1,540,007 (e) United States Treasury Inflation Indexed Bonds
0.125 10/15/26 1,532

Inflation-Linked Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 142,647,840 (e) United States Treasury Inflation Indexed Bonds
0.375% 01/15/27 $ 140,776
80,827,574 (e) United States Treasury Inflation Indexed Bonds
2.375 01/15/27 80,622
170,267,816 (e) United States Treasury Inflation Indexed Bonds
0.125 04/15/27 166,942
118,543,100 (e) United States Treasury Inflation Indexed Bonds
0 .375 07/15/27 116,560
151,723,800 (e) United States Treasury Inflation Indexed Bonds
1.625 10/15/27 150,966
259,819,175 (e) United States Treasury Inflation Indexed Bonds
0.500 01/15/28 253,159
192,925,238 (e) United States Treasury Inflation Indexed Bonds
1.750 01/15/28 191,573
213,885,438 (e) United States Treasury Inflation Indexed Bonds
1.250 04/15/28 210,408
139,405,817 (e) United States Treasury Inflation Indexed Bonds
3.625 04/15/28 142,894
124,275,247 (e) United States Treasury Inflation Indexed Bonds
0.750 07/15/28 121,502
75,653,270 (e) United States Treasury Inflation Indexed Bonds
2.375 10/15/28 76,459
302,598,045 (e) United States Treasury Inflation Indexed Bonds
0.875 01/15/29 294,353
151,809,614 (e) United States Treasury Inflation Indexed Bonds
2.500 01/15/29 153,707
399,663,232 (e) United States Treasury Inflation Indexed Bonds
2.125 04/15/29 400,750
55,368,421 (e) United States Treasury Inflation Indexed Bonds
3.875 04/15/29 58,133
253,800,300 (e) United States Treasury Inflation Indexed Bonds
0.250 07/15/29 242,045
161,069,996 (e) United States Treasury Inflation Indexed Bonds
1.625 10/15/29 159,933
306,195,116 (e) United States Treasury Inflation Indexed Bonds
0.125 01/15/30 287,511
343,472,828 (e) United States Treasury Inflation Indexed Bonds
1.625 04/15/30 339,278
175,409,223 (e) United States Treasury Inflation Indexed Bonds
0.125 07/15/30 163,877
282,284,509 (e) United States Treasury Inflation Indexed Bonds
1.125 10/15/30 274,082
361,099,491 (e) United States Treasury Inflation Indexed Bonds
0.125 01/15/31 333,489
46,471,425 (e) United States Treasury Inflation Indexed Bonds
1.125 04/15/31 45,022
317,325,990 (e) United States Treasury Inflation Indexed Bonds
0.125 07/15/31 291,313
171,034,616 (e) United States Treasury Inflation Indexed Bonds
0.125 01/15/32 154,826
51,767,664 (e) United States Treasury Inflation Indexed Bonds
3.375 04/15/32 55,724
278,214,808 (e) United States Treasury Inflation Indexed Bonds
0.625 07/15/32 257,644
383,612,286 (e) United States Treasury Inflation Indexed Bonds
1.125 01/15/33 362,814
286,417,749 (e) United States Treasury Inflation Indexed Bonds
1.375 07/15/33 274,732
447,389,140 (e) United States Treasury Inflation Indexed Bonds
1.750 01/15/34 437,112
361,634,648 (e) United States Treasury Inflation Indexed Bonds
1.875 07/15/34 356,420
390,939,665 (e) United States Treasury Inflation Indexed Bonds
2.125 01/15/35 390,018
345,231,431 (e) United States Treasury Inflation Indexed Bonds
1.875 07/15/35 337,572
282,366,758 (e) United States Treasury Inflation Indexed Bonds
1.875 01/15/36 274,219
31,961,848 (e) United States Treasury Inflation Indexed Bonds
2.125 02/15/40 30,820
TOTAL U.S. TREASURY SECURITIES 7,629,344
TOTAL GOVERNMENT BONDS
(Cost $7,962,379) 7,758,826
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.4%
AUTOMOBILE ABS - 1.3%
14,055,000 Ford Credit Auto Owner Trust, Series 2024 C
4.070 07/15/29 14,034
18,000,000 (b) Ford Credit Auto Owner Trust, Series 2024 1
4.870 08/15/36 18,178
4,000,000 GM Financial Automobile Leasin, Series 2026 1
3.880 01/22/29 3,972
9,168,315 GM Financial Consumer Automobile Receivables Trust, Series 2024 4
4.400 08/16/29 9,176
11,000,000 (b) GM Financial Revolving Receivables Trust, Series 2024 1
4.980 12/11/36 11,139
12,575,000 Honda Auto Receivables Owner Trust, Series 2026 1
3.780 09/23/30 12,428
5,430,000 (b) LAD Auto Receivables Trust, Series 2026 1A
3.920 04/15/31 5,361
10,229,984 (b) Tesla Auto Lease Trust, Series 2024 B
4.820 10/20/27 10,244
17,757,087 Toyota Auto Receivables Owner Trust, Series 2024 D
4.400 06/15/29 17,767
8,655,000 World Omni Auto Receivables Trust, Series 2026 A
3.860 05/15/31 8,547
TOTAL AUTOMOBILE ABS 110,846
COMMERCIAL MBS - 1.1%
5,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP
5.375 06/15/35 5,009
3,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP
6.625 06/15/35 3,008
3,285,000 (b) BBCMS Trust, Series 2015 SRCH
4.197 08/10/35 3,237
2,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4.432 02/15/51 1,232
3,545,043 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5
5.017 03/15/41 3,554
1,973,015 (a),(b) BX Trust, (TSFR1M + 1.200%), Series 2026 CIP
4.850 05/15/38 1,980
2,000,000 (a),(b) BX Trust, (TSFR1M + 1.200%), Series 2026 OPTM
4.825 03/15/39 1,998
1,600,000 (a),(b) BX Trust, (TSFR1M + 1.450%), Series 2026 RISE
5.120 04/15/41 1,605

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL MBS (continued)
$ 689,407 (b) COMM Mortgage Trust, Series 2013 CR6
3.397% 03/10/46 $ 680
1,739,478 (a) COMM Mortgage Trust, Series 2014 CR14
3.792 02/10/47 1,718
5,130,062 COMM Mortgage Trust, Series 2014 CR17
4.377 05/10/47 5,105
783,728 (a) COMM Mortgage Trust, Series 2015 CR26
4.845 10/10/48 769
1,275,995 DBJPMortgage Trust, Series 2016 C1
3.539 05/10/49 1,269
1,150,000 (a),(b) DK Trust, (TSFR1M + 1.843%), Series 2025 LXP
5.476 08/15/37 1,154
3,700,000 (a),(b) DK Trust, (TSFR1M + 1.593%), Series 2025 LXP
5.943 08/15/37 3,717
5,000,000 (a),(b) INTOWN Mortgage Trust, (TSFR1M + 2.250%), Series 2025 STAY
6.500 03/15/42 5,009
2,000,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3.620 01/16/37 915
1,952,907 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4.673 09/15/47 1,934
5,750,000 (a),(b) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19
5.125 05/18/42 5,767
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2.718 12/15/36 1,859
1,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6.430 07/15/36 1,387
2,000,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
5.916 08/15/29 2,003
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
4.620 07/15/38 1,903
11,560,000 (a),(b) PLYM Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 IND
4.900 03/15/43 11,582
2,100,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP
5.125 09/15/42 2,109
7,200,000 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND
6.025 02/15/39 7,206
5,000,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5.217 06/15/39 5,001
7,165,000 UBS Commercial Mortgage Trust, Series 2017 C1
4.036 06/15/50 6,947
4,399,522 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP
4.975 08/15/42 4,408
TOTAL COMMERCIAL MBS 94,065
OTHER ABS - 0.7%
4,802,916 CNH Equipment Trust, Series 2024 C
4.030 01/15/30 4,792
5,634,500 (b) DB Master Finance LLC, Series 2021 1A
2.493 11/20/51 5,313
4,202,000 (b) DB Master Finance LLC, Series 2021 1A
2.791 11/20/51 3,728
5,000,000 (b),(f) DB Master Finance LLC, Series 2026 1A
0.000 05/20/56 4,997
2,732,449 (b),(g) Industrial DPR Funding Ltd, Series 2022 1A
5.380 04/15/34 2,444
1,537,796 (b) MVW LLC, Series 2021 2A
1.830 05/20/39 1,463
5,340,014 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A
2.380 11/20/51 4,596
3,701,195 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A
2.790 02/22/49 3,074
25,000,000 (b) Verizon Master Trust Series, Series 2024 5
5.000 06/21/32 25,324
TOTAL OTHER ABS 55,731
WL COLLATERAL CMO - 0.3%
150,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8.206 05/25/42 154
4,257,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8.378 09/25/42 4,436
10,855,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8.106 12/25/42 11,246
5,561,377 (a),(b) Verus Securitization Trust, Series 2021 7
2.240 10/25/66 4,893
TOTAL WL COLLATERAL CMO 20,729
TOTAL STRUCTURED ASSETS
(Cost $286,008) 281,371
TOTAL LONG-TERM INVESTMENTS
(Cost $8,431,238) 8,223,201
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
42,124 (h) State Street Navigator Securities Lending Government Money Market Portfolio 3.660  (i) 42
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $42) 42
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENTS - 0.2%
14,604,000 (j) Fixed Income Clearing Corporation 3.650 07/01/26 14,604
TOTAL REPURCHASE AGREEMENTS 14,604
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,604) 14,604
TOTAL INVESTMENTS - 99.6%
(Cost $8,445,884) 8,237,847
OTHER ASSETS & LIABILITIES, NET - 0.4% 31,072
NET ASSETS - 100.0% $8,268,919

Inflation-Linked Bond

Portfolio of Investments June 30, 2026
(continued)
Cost amounts are in thousands.
Investments in Derivatives
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
WL Whole Loan
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $326,873,484 or 4.0% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $41,200.
(e) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $14,605,481 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 7/15/32, valued at $14,896,087.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 5-Year Note 2,134 09/30/26   $ 228,195 $ 228,438 $ 243

Portfolio of Investments June 30, 2026
Responsible Balanced

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.6%
BANK LOAN OBLIGATIONS - 0.1%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/26 $0^
TOTAL CAPITAL GOODS   0^
UTILITIES - 0.1%
10,013,665 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5.732 05/30/29 10,030
4,676,500 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5.644 04/30/31 4,670
TOTAL UTILITIES 14,700
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,042) 14,700
SHARES DESCRIPTION VALUE (000)
COMMON STOCKS - 60.3%
AUTOMOBILES & COMPONENTS - 1.3%
115,573 (d) Aptiv plc 7,094
186,050 Bayerische Motoren Werke AG. 12,214
715,900 (e) Bridgestone Corp 15,095
420,628 Cie Generale des Etablissements Michelin S.C.A 16,249
299,155 Daimler AG. (Registered) 15,047
73,359 General Motors Co 5,654
602,800 Isuzu Motors Ltd 8,027
22,944 (d) Rivian Automotive, Inc 398
468,356 (d) Tesla, Inc 196,991
1,007,469 (e) Yamaha Motor Co Ltd 7,650
TOTAL AUTOMOBILES & COMPONENTS 284,419
BANKS - 4.2%
247,275 AIB Group plc 2,906
1,577,487 Banco Bilbao Vizcaya Argentaria S.A. 39,716
101,657 Banco BPM S.p.A. 1,758
524,715 Banco Comercial Portugues S.A. 621
2,973,025 Banco de Sabadell S.A. 10,535
681,183 Bank Hapoalim Ltd 15,712
452,665 Bank Leumi Le-Israel 10,130
750,120 Bank of Ireland Group plc 14,945
2,783,257 BOC Hong Kong Holdings Ltd 15,103
1,612,534 CaixaBank S.A. 22,847
848,242 Citigroup, Inc 118,720
1,366 Citizens Financial Group, Inc 96
400,192 Commonwealth Bank of Australia 45,607
1,131,100 Concordia Financial Group Ltd 12,181
58,070 Danske Bank AS 3,113
580,600 DBS Group Holdings Ltd 29,398
541,182 DNB Bank ASA 16,112
153,225 Erste Bank der Oesterreichischen Sparkassen AG. 20,507
3,750,253 HSBC Holdings plc 70,915
930,134 ING Groep NV 29,349
4,577,776 Intesa Sanpaolo S.p.A. 31,464
638,862 JPMorgan Chase & Co 209,119
129,795 KBC Groep NV 17,728
18,099,105 Lloyds TSB Group plc 26,488
750,521 Mizuho Financial Group, Inc 36,047
34,322 Nordea Bank AB publ 651
2,518 PNC Financial Services Group, Inc 620
11,713 Regions Financial Corp 354
265,052 Societe Generale 23,460
991,500 Sumitomo Mitsui Financial Group, Inc 38,866
977,724 Svenska Handelsbanken AB 14,387

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
363,298 UniCredit S.p.A $ 32,558
TOTAL BANKS 912,013
CAPITAL GOODS - 6.2%
10,652 3M Co 1,725
399,918 ABB Ltd 43,503
119,072 ACS Actividades de Construccion y Servicios S.A. 17,510
107,114 AerCap Holdings NV 15,615
380,282 (e) Alstom RGPT 6,644
1,058,566 Atlas Copco AB 21,456
841,582 (d) Atlas Copco AB 14,919
47,878 (d) Axon Enterprise, Inc 26,841
212,143 Bouygues S.A. 11,847
356,344 Bunzl plc 12,436
12,267 Carrier Global Corp 900
163,769 Caterpillar, Inc 174,398
17,300 CNH Industrial NV 194
3,787 Cummins, Inc 2,701
347,700 (d) Daifuku Co Ltd 15,403
128,953 Deere & Co 81,799
396 Dover Corp 89
241,723 Eaton Corp plc 103,003
411,100 Ebara Corp 16,100
75,453 Eiffage S.A. 11,130
348,801 (d) Epiroc AB 9,570
445,255 Fanuc Ltd 20,502
3,164 Fastenal Co 152
576 Ferguson Enterprises, Inc 137
1,880 Fortive Corp 115
87,100 (d) Fuji Electric Holdings Co Ltd 7,378
57,832 GE Vernova, Inc 67,944
160,866 GEA Group AG. 11,046
2,855 Graco, Inc 216
573,300 Hitachi Ltd 15,867
17,062 Hochtief AG. 9,890
386 IDEX Corp 88
542,557 Ingersoll Rand, Inc 44,484
279,895 (d) InPost S.A. 4,933
6,519 Johnson Controls International plc 952
1,534,470 Keppel Corp Ltd 13,015
79,622 Knorr-Bremse AG. 9,265
408,800 Komatsu Ltd 15,962
114,900 Legrand S.A. 19,469
694,057 (d) Metso Outotec Oyj 12,069
682,000 Mitsubishi Electric Corp 25,012
552,700 (d) Obayashi Corp 11,169
67,251 Parker-Hannifin Corp 65,779
455 Pentair plc 35
130,662 Prysmian S.p.A. 21,996
109,084 Quanta Services, Inc 78,545
243,777 Rexel S.A. 10,680
17,361 Rockwell Automation, Inc 8,595
456,182 Sandvik AB 18,838
139,933 Schneider Electric S.A. 45,790
181,919 Siemens AG. 58,488
1,541,000 Singapore Technologies Engineering Ltd 12,412
349,114 Smiths Group plc 11,859
229,832 Sunbelt Rentals Holdings, Inc 16,766
392,000 Swire Pacific Ltd (Class A) 4,095
75,394 Trane Technologies plc 37,030
716 United Rentals, Inc 811
564,642 Vestas Wind Systems A.S. 15,987
28,126 W.W. Grainger, Inc 38,263

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
374,346 (d) Wartsila Oyj (B Shares) $ 14,297
104,365 Xylem, Inc 12,337
TOTAL CAPITAL GOODS 1,350,051
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
269,203 Automatic Data Processing, Inc 60,288
1,134,110 Brambles Ltd 15,313
2,380 Broadridge Financial Solutions, Inc 326
115,271 Bureau Veritas S.A. 3,531
621,257 (d) Copart, Inc 17,513
97,546 Intertek Group plc 7,509
86,627 Paychex, Inc 8,518
308,100 Recruit Holdings Co Ltd 21,437
626,096 RELX plc 19,788
327,658 Rentokil Initial plc 1,863
1,371 TransUnion 99
5,552 Veralto Corp 492
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 156,677
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
93 (d) Autozone, Inc 297
184 (d) Burlington Stores, Inc 58
6,060 (d) Carvana Co 399
24,665 Dieteren S.A. 4,815
547,133 eBay, Inc 61,142
58,500 (d) Fast Retailing Co Ltd 29,972
209,331 Genuine Parts Co 24,697
2,011 (d) Hennes & Mauritz AB (B Shares) 35
322,964 Home Depot, Inc 113,903
391,251 Industria de Diseno Textil S.A. 24,661
237,629 Kingfisher plc 892
138,882 Lowe's Cos, Inc 30,622
342 (d) Mercadolibre, Inc 581
450,021 Prosus NV 19,555
22,100 (d) Rakuten, Inc 103
418,900 (e) Sanrio Co Ltd 2,834
565,019 TJX Cos, Inc 85,600
4,840 Tractor Supply Co 153
30 (d) Ulta Beauty, Inc 14
239,274 Wesfarmers Ltd 14,975
1,624 Williams-Sonoma, Inc 379
732 (d),(f) Zalando SE 21
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 415,708
CONSUMER DURABLES & APPAREL - 0.4%
808 Adidas-Salomon AG. 166
87,984 (d) Deckers Outdoor Corp 8,736
2,369 DR Horton, Inc 386
174 Hermes International 318
49,436 Kering 13,984
4,160 (d) Lululemon Athletica, Inc 475
153,267 Moncler S.p.A 8,920
10 (d) NVR, Inc 68
1,087,700 Panasonic Corp 30,600
714 Pulte Homes, Inc 98
2,400 Sekisui House Ltd 50
1,653,200 Sony Corp 33,269
TOTAL CONSUMER DURABLES & APPAREL 97,070
CONSUMER SERVICES - 1.1%
262,520 Amadeus IT Holding S.A. 15,358
432,421 Booking Holdings, Inc 77,075
677,694 Compass Group plc 21,896
1,439 (e) Darden Restaurants, Inc 296
275,054 McDonald's Corp 74,350
13,000 Oriental Land Co Ltd 198

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
236,300 Pearson plc $ 3,755
386,282 Starbucks Corp 39,474
8,019 (e) Yum! Brands, Inc 1,282
TOTAL CONSUMER SERVICES 233,684
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
1,264,900 (d) Aeon Co Ltd 10,461
950,563 Coles Group Ltd 16,011
193,988 Costco Wholesale Corp 181,470
2,001 (d) Dollar Tree, Inc 242
1,911,442 J Sainsbury plc 8,111
3,705 Jeronimo Martins SGPS S.A. 71
449,526 Marks & Spencer Group plc 2,219
284,657 Target Corp 37,179
2,984,381 Tesco plc 18,193
637,741 Woolworths Ltd 17,621
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 291,578
ENERGY - 1.2%
1,205,345 Baker Hughes Co 66,897
616,623 Halliburton Co 20,934
105,675 Marathon Petroleum Corp 27,018
454,809 Neste Oil Oyj 14,850
705,323 ONEOK, Inc 61,321
200,620 Phillips 66 33,915
9,266 TechnipFMC plc 614
97,268 Valero Energy Corp 25,332
TOTAL ENERGY 250,881
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
2,351 American Tower Corp 385
114,300 Ascendas REIT 220
1,190 Crown Castle, Inc 90
39,083 Equinix, Inc 40,740
60,723 (d) Fonciere Des Regions 3,718
537,376 Goodman Group 11,595
3,560 Iron Mountain, Inc 450
626,411 Prologis, Inc 84,860
4,890,294 Scentre Group 13,035
1,590,069 Stockland Trust Group 4,484
120,117 Unibail-Rodamco-Westfield 14,057
4,173,395 Vicinity Ltd 7,436
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 181,070
FINANCIAL SERVICES - 4.4%
540,174 3i Group plc 17,763
287,391 American Express Co 97,210
58,549 Ameriprise Financial, Inc 26,860
113,799 Australian Stock Exchange Ltd 4,200
365,363 Bank of New York Mellon Corp 52,835
1,375,900 Daiwa Securities Group, Inc 13,646
74,322 Deutsche Boerse AG. 20,271
1,680 Fidelity National Information Services, Inc 65
114,171 Goldman Sachs Group, Inc 115,469
434,346 Hong Kong Exchanges and Clearing Ltd 20,209
173,706 London Stock Exchange Group plc 18,780
140,899 Macquarie Group Ltd 24,495
252,946 Mastercard, Inc (Class A) 129,913
47,795 Moody's Corp 21,647
514,655 Morgan Stanley 107,584
151,287 Nasdaq Stock Market, Inc 11,924
1,969,200 Nomura Holdings, Inc 17,289
162,034 PayPal Holdings, Inc 6,997
156,300 S&P Global, Inc 63,655
951,610 Schroders plc 7,417
886,400 Singapore Exchange Ltd 16,538

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
37,599 Synchrony Financial $ 2,859
471,770 Visa, Inc (Class A) 161,860
TOTAL FINANCIAL SERVICES 959,486
FOOD, BEVERAGE & TOBACCO - 1.6%
549,426 (d) Ajinomoto Co, Inc 20,032
3,327 Archer-Daniels-Midland Co 254
284,219 Associated British Foods plc 7,472
1,758 Bunge Global S.A. 188
2,018,853 Coca-Cola Co 164,072
255,777 Danone 20,907
5,927 General Mills, Inc 206
57,896 Kerry Group plc (Class A) 5,311
2,155 Keurig Dr Pepper, Inc 71
12,300 (d) Kikkoman Corp 126
16,685 (e) Kraft Heinz Co 394
2,818 McCormick & Co, Inc 142
575,421 Mondelez International, Inc 33,282
534,404 Mowi ASA 9,872
584,324 Nestle S.A. 59,931
790,642 Orkla ASA 8,312
8,135,000 (f) WH Group Ltd 8,626
2,114,014 Wilmar International Ltd 5,900
TOTAL FOOD, BEVERAGE & TOBACCO 345,098
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
4,112 Alcon, Inc 277
3,752 AmerisourceBergen Corp 1,062
44,638 Cigna Group 12,306
548 Cochlear Ltd 46
153,411 (d) Cooper Cos, Inc 11,001
486,593 (d) Edwards Lifesciences Corp 44,017
59,856 Elevance Health, Inc 23,148
99,242 Essilor International S.A. 18,635
125,600 Hoya Corp 20,259
6,020 Humana, Inc 2,391
89,085 (d) IDEXX Laboratories, Inc 46,898
543 Labcorp Holdings, Inc 152
33,847 McKesson Corp 25,575
812,406 Sigma Healthcare Ltd 1,547
22,296 Smith & Nephew plc 322
27,743 STERIS plc 5,842
8,088 Stryker Corp 2,546
3,897 Zimmer Biomet Holdings, Inc 336
TOTAL HEALTH CARE EQUIPMENT & SERVICES 216,360
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
2,111 Church & Dwight Co, Inc 205
384 Colgate-Palmolive Co 35
117,121 Henkel KGaA 9,269
161,009 Henkel KGaA (Preference) 13,541
1,125 (e) Kimberly-Clark Corp 123
1,073 L'Oreal S.A. 470
1,319,773 Procter & Gamble Co 193,532
169,696 Reckitt Benckiser Group plc 11,053
6,300 (d),(e) Uni-Charm Corp 36
433,694 Unilever plc 26,051
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 254,315
INSURANCE - 2.5%
11,696 Admiral Group plc 552
1,514,000 AIA Group Ltd 13,861
94,730 Allianz AG. 44,840
27,465 (d) Arch Capital Group Ltd 2,666
444,779 (e) Assicurazioni Generali S.p.A. 21,684
1,881,078 Aviva plc 16,218

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
564,556 AXA S.A. $ 28,290
1,800,200 Dai-ichi Life Holdings, Inc 19,656
225,588 Gjensidige Forsikring ASA 6,106
162,833 Hartford Financial Services Group, Inc 21,579
2,235 Helvetia Holding AG. 576
4,371,576 Legal & General Group plc 16,574
235,146 Marsh & McLennan Cos, Inc 39,192
187,671 NN Group NV 16,453
775,396 Phoenix Group Holdings plc 8,572
271,053 Progressive Corp 59,212
4,019 Prudential Financial, Inc 434
996,833 QBE Insurance Group Ltd 17,340
1,524,347 Sampo Oyj 16,009
455,600 Sompo Holdings, Inc 17,308
8,467 Swiss Life Holding 9,308
122,891 Swiss Re AG. 19,533
591,600 Tokio Marine Holdings, Inc 26,012
254,143 Travelers Cos, Inc 83,898
9,454 (d) Tryg A.S. 215
43,857 Zurich Insurance Group AG 32,438
TOTAL INSURANCE 538,526
MATERIALS - 1.3%
188,237 Akzo Nobel NV 12,801
1,240,700 Asahi Kasei Corp 13,799
1,098 Avery Dennison Corp 178
1,862 Ball Corp 116
229,145 Boliden AB 12,948
90,674 (e) DSM-Firmenich AG. 8,607
265,846 Ecolab, Inc 74,067
1,083,202 Fortescue Metals Group Ltd 14,418
4,510 Givaudan S.A. 19,076
527,500 Nippon Mining Holdings, Inc 14,559
679,300 (d),(e) Nippon Paint Co Ltd 4,431
635,100 Nitto Denko Corp 12,495
108,659 Novozymes A.S. 6,859
2,897,145 (d) Pilbara Minerals Ltd 10,152
653 PPG Industries, Inc 79
81,643 Sika AG. 16,836
34,466 Smurfit WestRock plc 1,595
105,854 Steel Dynamics, Inc 24,289
32,838 (d),(e) Stora Enso Oyj (R Shares) 350
238,100 Sumitomo Metal Mining Co Ltd 11,043
74,148 Syensqo S.A. 5,482
1,530,900 (d) Toray Industries, Inc 10,723
TOTAL MATERIALS 274,903
MEDIA & ENTERTAINMENT - 3.7%
868,139 Alphabet, Inc 306,740
1,008,977 Alphabet, Inc (Class A) 360,578
11,025 carsales.com Ltd 197
283,305 Electronic Arts, Inc 58,089
42,481 Fox Corp (Class A) 2,216
3,911 Fox Corp (Class B) 183
1,271,362 Informa plc 15,253
574,237 News Corp (Class A) 14,258
104 Publicis Groupe S.A. 10
1,543 (e) REA Group Ltd 149
84,540 (f) Scout24 SE 6,996
51,772 (d) Spotify Technology S.A. 23,770
431,850 Universal Music Group NV 9,047

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
3,105,325 (d) Z Holdings Corp $ 8,265
TOTAL MEDIA & ENTERTAINMENT 805,751
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
208,743 AbbVie, Inc 52,528
62,186 Agilent Technologies, Inc 8,260
244 (d) Alnylam Pharmaceuticals, Inc 73
205,025 Amgen, Inc 74,244
20,984 (d) Argenx SE 19,449
1,022,326 Astellas Pharma, Inc 13,675
226,986 AstraZeneca plc 42,379
6,450 AstraZeneca plc 1,223
412,599 Bayer AG. 22,820
397 (d) Biogen, Inc 86
275,156 Bristol-Myers Squibb Co 15,855
192,066 CSL Ltd 15,324
720,647 (d) Daiichi Sankyo Co Ltd, Reg S 11,588
423,755 Danaher Corp 80,717
200 (d) Eisai Co Ltd 5
155,835 Eli Lilly & Co 186,913
129,964 Eurofins Scientific SE 10,170
417,808 Gilead Sciences, Inc 52,786
1,133,429 GSK plc 29,756
3,818,755 Haleon plc 17,597
2,379 (d) IQVIA Holdings, Inc 460
7,311 Lonza Group AG. 4,932
107,741 Merck KGaA 18,062
130 (d) Mettler-Toledo International, Inc 166
425,731 Novartis AG. 66,539
405,499 Novo Nordisk A.S. 19,475
1,065 (d) Orion Oyj (Class B) 88
3,033 Recordati S.p.A. 178
232,836 Sanofi-Aventis 19,908
402,600 (d) Takeda Pharmaceutical Co Ltd 12,833
223,900 (d) Teva Pharmaceutical Industries Ltd (ADR) 7,586
59,663 UCB S.A. 17,861
132,795 (d) Vertex Pharmaceuticals, Inc 65,963
303 (d) Waters Corp 114
36,368 West Pharmaceutical Services, Inc 13,056
273,814 Zoetis, Inc 19,676
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 922,345
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
240,338 (d) CBRE Group, Inc 32,371
113,000 Daiwa House Industry Co Ltd 3,062
4,132,000 Sino Land Co 5,427
878,500 Sun Hung Kai Properties Ltd 12,645
59,692 Swiss Prime Site AG. 9,740
90,555 Vonovia SE 2,234
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 65,479
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.3%
328,565 (d) Advanced Micro Devices, Inc 190,867
196,184 Analog Devices, Inc 77,918
256,487 Applied Materials, Inc 185,440
78,540 ASML Holding NV 155,523
790,879 Broadcom, Inc 298,755
40,600 Disco Corp 21,121
49,040 (d) First Solar, Inc 11,571
923,773 (d) Intel Corp 128,986
347,544 Lam Research Corp 150,601
161,797 Marvell Technology, Inc 48,198
25,022 (d) Nova Measuring Instruments Ltd 13,308
3,929,823 Nvidia Corp 786,318
177,674 NXP Semiconductors NV 49,932

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
1,009,908 Renesas Electronics Corp $ 31,175
262,936 (d) STMicroelectronics NV 19,450
126,024 Tokyo Electron Ltd 61,103
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,230,266
SOFTWARE & SERVICES - 4.0%
344,845 Accenture plc 42,913
393,080 (d) Adobe, Inc 80,589
255,874 (d) Autodesk, Inc 49,747
193,433 (d) Cadence Design Systems, Inc 72,599
640,395 Dassault Systemes SE 13,062
4,816 (d) Fair Isaac Corp 5,754
200,860 (d) Fortinet, Inc 30,856
825,600 (d) Fujitsu Ltd 16,405
301,776 International Business Machines Corp 84,862
132,580 Intuit, Inc 34,603
2,370 (d) MongoDB, Inc 796
662,905 NEC Corp 16,004
283,000 (d) Nomura Research Institute Ltd 7,939
244,246 (d) Palo Alto Networks, Inc 83,293
68,845 (d) PTC, Inc 7,822
26,793 Sage Group plc 291
583,818 Salesforce, Inc 91,461
252,950 SAP AG. 38,992
498,714 (d) ServiceNow, Inc 49,512
127,412 (d) Synopsys, Inc 56,835
362,523 (d) Trimble Inc 18,554
4,420 (d) Twilio, Inc 912
93,108 VeriSign, Inc 23,422
278,265 (d) Workday, Inc 34,065
2,164 (d) Xero Ltd 109
TOTAL SOFTWARE & SERVICES 861,397
TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
536,100 (d),(e) Canon, Inc 13,730
1,501,081 Cisco Systems, Inc 176,317
292,339 Ericsson (LM) (B Shares) 3,278
10,751 (d) F5 Networks, Inc 4,472
768,500 FUJIFILM Holdings Corp 16,441
928,096 Hewlett Packard Enterprise Co 41,866
126,200 (d) Ibiden Co Ltd 19,054
266,475 (d) Keysight Technologies, Inc 93,285
13,248 (d) Logitech International S.A. 1,243
296,900 (d) Murata Manufacturing Co Ltd 21,313
300,794 NetApp, Inc 46,551
1,405,134 Nokia Oyj 18,739
89,981 Seagate Technology Holdings plc 86,832
171,675 Western Digital Corp 109,652
251,332 Yokogawa Electric Corp 8,832
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 661,605
TELECOMMUNICATION SERVICES - 1.4%
26,290 (f) Airtel Africa plc 114
1,593,593 AT&T, Inc 32,987
297,908 (f) Cellnex Telecom S.A. 8,906
2,510,349 Comcast Corp (Class A) 61,629
177,733 Deutsche Telekom AG. 4,846
2,976 (d) Elisa Oyj (Series A) 125
99,000 HKT Trust & HKT Ltd 147
1,200,164 KDDI Corp 20,160
98,303 (e) Millicom International Cellular S.A. 8,922
8,170,500 (d) SoftBank Corp 10,433
1,033,880 Softbank Group Corp 38,350
17,002 Swisscom AG. 13,114
693,733 Telenor ASA 9,938

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
447,072 TeliaSonera AB $ 2,178
1,597,064 Verizon Communications, Inc 67,620
11,072,967 Vodafone Group plc 14,656
TOTAL TELECOMMUNICATION SERVICES 294,125
TRANSPORTATION - 0.9%
334,914 (f) ALD S.A. 4,412
1,882,540 Auckland International Airport Ltd 8,936
363 CH Robinson Worldwide, Inc 68
821,761 CSX Corp 39,058
80,098 DSV AS 19,060
450 Expeditors International Washington, Inc 73
286,137 Getlink S.E. 6,082
2,679,537 (d) Grab Holdings Ltd 10,102
59,000 (d) Hankyu Hanshin Holdings, Inc 1,552
1,288 JB Hunt Transport Services, Inc 373
1,753,864 (e) MTR Corp 6,840
235,400 Seibu Holdings, Inc 4,612
1,661,925 Transurban Group 16,524
318,654 (d) Uber Technologies, Inc 22,994
142,473 Union Pacific Corp 38,753
449,800 (d) West Japan Railway Co 7,534
TOTAL TRANSPORTATION 186,973
UTILITIES - 1.2%
24,190 (d),(e) Acciona S.A. 7,664
752 American Water Works Co, Inc 99
258,306 Atmos Energy Corp 44,498
21,389 BKW AG. 3,596
231,374 Consolidated Edison, Inc 25,597
899,273 E.ON AG. 18,493
109,209 (d) Edison International 8,131
46,138 Elia Group S.A. 7,347
2,723,843 Energias de Portugal S.A. 14,229
50,762 (d) Enlight Renewable Energy Ltd 4,483
51,000 Eversource Energy 3,686
1,101,142 Exelon Corp 51,335
451,589 Fortum Oyj 10,447
1,739,911 Iberdrola S.A. 43,306
645,241 Italgas S.p.A 7,472
404,037 Meridian Energy Ltd 1,336
578,230 Orsted AS 12,998
12,045 Public Service Enterprise Group, Inc 978
73,478 Verbund AG. 4,657
TOTAL UTILITIES 270,352
TOTAL COMMON STOCKS
(Cost $9,937,772) 13,060,132
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 12.2%
AUTOMOBILES & COMPONENTS - 0.1%
$ 2,025,000 Toyota Motor Corp
4.450% 06/30/30 2,016
10,727,000 Toyota Motor Credit Corp
2.150 02/13/30 9,858
4,980,000 (f) ZF North America Capital, Inc
7.125 04/14/30 5,019
TOTAL AUTOMOBILES & COMPONENTS 16,893
BANKS - 2.2%
4,425,000 (e),(f) Banco do Brasil S.A.
5.625 10/23/31 4,383
6,925,000 (f) Banco Nacional de Comercio Exterior SNC
2.720 08/11/31 6,866
13,000,000 Banco Santander S.A.
5.127 11/06/35 12,746
13,900,000 (e) Bank of ,NV Scotia
6.875 10/27/85 14,065
12,125,000 (g) Bank of America Corp
6.625 N/A 12,501
10,000,000 Bank of Montreal
3.803 12/15/32 9,844
10,575,000 Bank of Montreal
5.298 06/02/37 10,585
8,875,000 Bank of Montreal
7.700 05/26/84 9,284

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 15,125,000 Bank of Montreal
6.875% 11/26/85 $ 15,380
7,775,000 (f) BNP Paribas S.A.
4.892 06/30/30 7,774
4,884,000 (f) BPCE S.A.
2.045 10/19/27 4,847
11,350,000 (f) BPCE S.A.
6.293 01/14/36 11,858
13,250,000 (c) Canadian Imperial Bank of Commerce, (SOFR + 0.660%)
4.297 06/26/28 13,255
16,775,000 Canadian Imperial Bank of Commerce
6.950 01/28/85 17,094
6,375,000 Canadian Imperial Bank of Commerce
7.000 10/28/85 6,536
9,225,000 Canadian Imperial Bank of Commerce
6.500 07/28/86 9,246
5,074,000 (c) CitiBank NA, (SOFR + 0.712%)
4.341 11/19/27 5,079
12,375,000 CitiBank NA
4.876 11/19/27 12,398
5,500,000 (g) Citigroup, Inc
6.625 N/A 5,603
10,000,000 Credit Agricole Corporate & Investment Bank S.A.
4.570 08/25/30 9,812
5,775,000 (f) Credit Agricole S.A.
5.222 05/27/31 5,822
7,500,000 Deutsche Bank AG.
6.819 11/20/29 7,845
4,950,000 (f) Federation des Caisses Desjardins du Quebec
5.147 11/27/28 5,039
8,300,000 (e),(f) Federation des Caisses Desjardins du Quebec
4.565 08/26/30 8,246
18,500,000 (f) Federation des Caisses Desjardins du Quebec
5.021 05/27/31 18,620
10,000,000 HSBC Holdings plc
5.874 11/18/35 10,237
4,650,000 HSBC Holdings plc
5.741 09/10/36 4,684
7,500,000 (f),(h) ING Bank NV
4.711 07/07/31 7,481
12,500,000 ING Groep NV
5.525 03/25/36 12,693
6,725,000 (g) ING Groep NV
7.000 N/A 6,920
4,000,000 (c) Inter-American Development Bank, (SOFR Compounded Index + 0.300%)
4.093 02/15/29 4,004
4,500,000 Inter-American Development Bank
3.802 11/12/30 4,365
6,450,000 (f) Intesa Sanpaolo S.p.A
5.000 06/29/30 6,458
3,650,000 (f) Intesa Sanpaolo S.p.A
6.625 06/20/33 3,957
15,000,000 (f) Intesa Sanpaolo S.p.A
7.800 11/28/53 18,097
15,193,000 JPMorgan Chase & Co
6.070 10/22/27 15,267
12,575,000 JPMorgan Chase & Co
5.571 04/22/28 12,680
4,500,000 JPMorgan Chase & Co
5.766 04/22/35 4,680
12,475,000 (e),(g) JPMorgan Chase & Co
6.875 N/A 13,068
7,483,000 M&T Bank Corp
4.833 01/16/29 7,498
7,750,000 Morgan Stanley Bank NA
5.504 05/26/28 7,815
12,750,000 (c) Morgan Stanley Bank NA, (SOFR Compounded Index + 0.980%)
4.607 05/10/30 12,808
3,675,000 Morgan Stanley Private Bank NA
4.734 07/18/31 3,658
13,975,000 Morgan Stanley Private Bank NA
4.465 11/19/31 13,736
3,700,000 (g) NatWest Group plc
8.125 N/A 4,095
5,500,000 (f),(g) Nordea Bank Abp
6.750 N/A 5,556
8,850,000 Royal Bank of Canada, Reg S
4.851 12/14/26 8,876
6,100,000 Santander UK Group Holdings plc
5.136 09/22/36 5,928
13,625,000 (c),(f) Skandinaviska Enskilda Banken AB, (SOFR Compounded Index + 0.680%)
4.318 03/12/29 13,671
8,500,000 (i) Sumitomo Mitsui Financial Group, Inc, Reg S
4.522 02/12/32 8,316
13,875,000 (f) Swedbank AB
4.898 03/30/31 13,935
TOTAL BANKS 475,211
CAPITAL GOODS - 0.2%
10,625,000 Air Lease Corp
5.100 03/01/29 10,693
10,384,000 Conservation Fund
3.474 12/15/29 9,849
2,000,000 Johnson Controls International plc
1.750 09/15/30 1,779
3,000,000 Nature Conservancy
3.001 03/01/29 2,860
4,376,000 (f) Sociedad de Transmision Austral S.A.
4.000 01/27/32 4,163
7,150,000 Xylem, Inc
5.450 06/01/36 7,283
TOTAL CAPITAL GOODS 36,627
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
10,000,000 Automatic Data Processing, Inc
1.250 09/01/30 8,796
8,200,000 Automatic Data Processing, Inc
4.450 09/09/34 7,991
8,875,000 Capital Impact Partners
5.335 08/01/30 8,972
15,945,000 Capital Impact Partners
5.999 08/01/35 16,515
10,200,000 Corp Andina de Fomento
4.251 02/03/31 9,914
22,870,000 International Bank for Reconstruction & Development
1.123 03/31/32 22,610
14,000,000 International Bank for Reconstruction & Development
2.410 11/02/40 14,090

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 15,810,000 Rockefeller Foundation
2.492% 10/01/50 $ 9,582
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 98,470
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
5,525,000 Lowe's Cos, Inc
2.800 09/15/41 3,944
5,300,000 Lowe's Cos, Inc
4.250 04/01/52 4,151
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,095
CONSUMER SERVICES - 0.3%
1,250,000 Bush Foundation
2.754 10/01/50 770
5,915,000 Enterprise Community Loan Fund, Inc
4.152 11/01/28 5,863
4,000,000 Henry J Kaiser Family Foundation
4.214 12/01/30 3,976
2,250,000 Mary Free Bed Rehabilitation Hospital
3.786 04/01/51 1,579
7,725,000 Massachusetts Higher Education Assistance Corp
2.673 07/01/31 6,956
4,500,000 Massachusetts Institute of Technology
3.959 07/01/38 4,095
10,000,000 Mather Foundation
2.675 10/01/31 8,908
3,500,000 Oberlin College
2.874 10/01/51 2,190
775,000 Salvation Army
5.637 09/01/26 776
21,500,000 Salvation Army
4.528 09/01/48 18,477
5,000,000 Starbucks Corp
4.450 08/15/49 4,126
1,335,000 Trustees of Dartmouth College
4.273 06/01/30 1,326
2,500,000 (f) WK Kellogg Foundation Trust
2.443 10/01/50 1,509
TOTAL CONSUMER SERVICES 60,551
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
5,750,000 (f) Alimentation Couche-Tard, Inc
3.625 05/13/51 4,107
13,598,000 SYSCO Corp
2.400 02/15/30 12,521
6,125,000 SYSCO Corp
5.100 09/23/30 6,184
18,954,000 Walmart, Inc
1.800 09/22/31 16,742
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 39,554
ENERGY - 1.1%
10,300,000 (f) Amazon Conservation DAC
6.034 01/16/42 10,402
10,000,000 Cheniere Energy Partners LP
4.000 03/01/31 9,621
4,850,000 Cheniere Energy Partners LP
5.950 06/30/33 5,064
23,331,000 (i) CIF Capital Markets Mechanism plc, Reg S
4.750 01/22/28 23,464
8,350,000 ConocoPhillips Co
5.050 09/15/33 8,458
8,875,000 ConocoPhillips Co
5.300 05/15/53 8,262
4,515,000 ConocoPhillips Co
5.550 03/15/54 4,366
6,100,000 Diamondback Energy, Inc
5.550 04/01/35 6,221
14,150,000 (f) Eni S.p.A
5.250 05/18/36 13,915
9,400,000 (f) Eni S.p.A
6.000 05/18/56 9,278
3,675,000 EOG Resources, Inc
4.400 01/15/31 3,626
8,125,000 Equinor ASA
2.375 05/22/30 7,491
13,750,000 Equinor ASA
5.125 06/03/35 13,890
7,932,000 Equinor ASA
3.950 05/15/43 6,556
12,450,000 Equinor ASA
3.250 11/18/49 8,619
2,950,000 Kinder Morgan, Inc
5.850 06/01/35 3,084
2,500,000 Magellan Midstream Partners LP
3.950 03/01/50 1,809
6,850,000 MPLX LP
5.500 06/01/34 6,925
16,777,000 (f) New York State Electric & Gas Corp
5.650 08/15/28 17,088
2,000,000 (f) New York State Electric & Gas Corp
5.850 08/15/33 2,087
6,000,000 (f) NGPL PipeCo LLC
5.600 08/15/36 5,967
2,900,000 Patterson-UTI Energy, Inc
6.050 05/15/36 2,890
5,000,000 Phillips 66 Co
5.250 06/15/31 5,087
4,350,000 TotalEnergies Capital S.A.
5.488 04/05/54 4,203
14,025,000 TotalEnergies Capital S.A.
5.275 09/10/54 13,213
10,850,000 TotalEnergies Capital S.A.
5.425 09/10/64 10,170
7,875,000 Totalenergies Capital USA LLC
4.569 01/13/33 7,721
10,000,000 Williams Cos, Inc
5.300 08/15/28 10,144
TOTAL ENERGY 229,621
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
5,187,000 American Homes 4 Rent LP
5.500 02/01/34 5,253
6,000,000 ERP Operating LP
4.150 12/01/28 5,943
5,946,000 Host Hotels & Resorts LP
2.900 12/15/31 5,326

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 1,920,000 (f) Starwood Property Trust, Inc
5.250% 10/15/28 $ 1,911
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,433
FINANCIAL SERVICES - 1.6%
9,750,000 Bank of Montreal
4.100 12/15/27 9,737
4,791,667 BB Blue Financing DAC
4.395 09/20/29 4,645
10,387,950 BB Blue Financing DAC
4.395 09/20/37 9,973
3,325,000 Brookfield Asset Management Ltd
6.077 09/15/55 3,339
2,250,000 (f) Clearinghouse Community Development Financial Institution
7.000 10/15/30 2,364
9,645,000 Community Preservation Corp
2.867 02/01/30 8,932
1,500,000 (e) Ford Foundation
2.415 06/01/50 892
25,275,000 (e) Ford Foundation
2.815 06/01/70 14,293
8,800,000 Goldman Sachs Group, Inc
5.541 01/21/47 8,512
14,242,000 (f) GPS Blue Financing DAC
5.645 11/09/41 13,946
15,250,000 HA Sustainable Infrastructure Capital, Inc
6.150 01/15/31 15,635
4,025,000 (e),(f) HA Sustainable Infrastructure Capital, Inc
5.950 07/15/33 4,042
16,362,000 HA Sustainable Infrastructure Capital, Inc
6.375 07/01/34 16,689
2,250,000 HA Sustainable Infrastructure Capital, Inc
7.125 11/15/56 2,284
9,585,000 (f) HAT Holdings I LLC
3.750 09/15/30 8,943
8,115,000 (c) International Finance Corp, (SOFR Compounded Index + 0.270%)
3.900 07/30/27 8,123
10,000,000 (c) International Finance Corp, (SOFR Compounded Index + 0.310%)
3.940 08/28/28 10,022
6,955,000 Kreditanstalt fuer Wiederaufbau
4.375 02/28/34 6,960
9,875,000 Low Income Investment Fund
3.711 07/01/29 9,461
7,725,000 Mastercard, Inc
1.900 03/15/31 6,866
2,963,000 National Rural Utilities Cooperative Finance Corp
1.350 03/15/31 2,556
12,255,000 National Rural Utilities Cooperative Finance Corp
4.150 12/15/32 11,792
1,925,000 NHP Foundation
5.850 12/01/28 1,968
4,850,000 NHP Foundation
6.000 12/01/33 4,994
16,475,000 Private Export Funding Corp
1.400 07/15/28 15,497
13,500,000 Private Export Funding Corp
4.300 12/15/28 13,475
15,240,000 Reinvestment Fund, Inc
3.880 02/15/27 15,111
7,435,000 Reinvestment Fund, Inc
3.930 02/15/28 7,286
4,430,000 (e),(f) Starwood Property Trust, Inc
4.375 01/15/27 4,421
2,800,000 (f) Starwood Property Trust, Inc
7.250 04/01/29 2,891
1,973,000 (f),(h) Starwood Property Trust, Inc
5.875 08/15/29 1,979
13,170,000 (f) Starwood Property Trust, Inc
6.000 04/15/30 13,218
5,852,765 Thirax   LLC
1.462 03/07/33 5,220
10,250,000 (f) UBS Group AG.
5.428 02/08/30 10,395
9,925,000 (f) UBS Group AG.
6.301 09/22/34 10,546
5,700,000 (f),(g) UBS Group AG.
7.000 N/A 5,723
3,375,000 (f),(g) UBS Group AG.
9.250 N/A 3,899
4,050,000 (f),(g) UBS Group AG.
9.250 N/A 4,359
17,000,000 Visa, Inc
1.100 02/15/31 14,703
15,411,727 (f) WLB Asset II D Pte Ltd
6.500 12/21/26 14,983
9,631,908 (f) WLB Asset VI Pte Ltd
7.250 12/21/27 9,901
5,550,000 (f) WLB Asset VII Pte Ltd
5.880 07/30/29 5,526
5,355,000 (i) WLB Asset Viib Pte Ltd, Reg S
5.910 05/13/30 5,457
TOTAL FINANCIAL SERVICES 351,558
FOOD, BEVERAGE & TOBACCO - 0.2%
10,807,000 (f) Mars, Inc
4.650 04/20/31 10,816
7,000,000 (e),(f) NBM US Holdings, Inc
6.625 08/06/29 6,983
10,000,000 PepsiCo, Inc
3.900 07/18/32 9,669
19,014,000 PepsiCo, Inc
2.875 10/15/49 12,422
TOTAL FOOD, BEVERAGE & TOBACCO 39,890
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,500,000 (f) 180 Medical, Inc
5.300 10/08/35 2,450
12,125,000 (i) International Finance Facility for Immunisation Co, Reg S
4.125 10/29/27 12,103
9,600,000 (i) International Finance Facility for Immunisation Co, Reg S
4.000 04/29/31 9,455
6,000,000 Kaiser Foundation Hospitals
3.150 05/01/27 5,948
21,213,000 Kaiser Foundation Hospitals
2.810 06/01/41 15,632

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,170,000 (e) Seattle Children's Hospital
2.719% 10/01/50 $ 1,960
TOTAL HEALTH CARE EQUIPMENT & SERVICES 47,548
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,300,000 Procter & Gamble Co
3.000 03/25/30 5,049
12,975,000 Procter & Gamble Co
1.200 10/29/30 11,365
10,875,000 Procter & Gamble Co
4.550 01/29/34 10,839
5,523,000 Unilever Capital Corp
2.125 09/06/29 5,158
6,125,000 Unilever Capital Corp
1.375 09/14/30 5,409
11,600,000 Unilever Capital Corp
4.625 08/12/34 11,413
9,425,000 Unilever Capital Corp
2.625 08/12/51 5,814
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 55,047
INSURANCE - 0.5%
14,425,000 (f) Five Corners Funding Trust II
2.850 05/15/30 13,429
5,400,000 MetLife, Inc
6.350 03/15/55 5,534
11,600,000 (f) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5.875 05/23/42 11,889
9,725,000 (f) Omnis Funding Trust
6.722 05/15/55 10,126
EUR 5,300,000 (i) Pacific Life Global Funding II, Reg S
3.125 06/18/31 5,998
10,000,000 Principal Financial Group, Inc
2.125 06/15/30 9,059
8,500,000 (f) Principal Life Global Funding II
1.250 08/16/26 8,469
4,825,000 (f) Protective Life Corp
4.700 01/15/31 4,756
12,350,000 (f) Protective Life Corp
5.350 12/15/35 12,133
2,152,000 Prudential Financial, Inc
3.700 10/01/50 1,995
2,650,000 Travelers Cos, Inc
2.550 04/27/50 1,595
14,473,000 (f) USAA Capital Corp
2.125 05/01/30 13,210
18,375,000 (f) Wynnton Funding Trust
5.251 08/15/35 18,167
TOTAL INSURANCE 116,360
MATERIALS - 0.3%
5,000,000 Air Products and Chemicals, Inc
4.850 02/08/34 4,981
2,755,000 (f) Alcoa Nederland Holding BV
7.125 03/15/31 2,859
10,000,000 Amcor Group Finance plc
5.450 05/23/29 10,201
4,790,000 (f) Celulosa Arauco y Constitucion S.A.
5.150 01/29/50 3,935
9,000,000 (e) Dow Chemical Co
5.150 02/15/34 8,827
8,000,000 Dow Chemical Co
5.600 02/15/54 7,089
11,000,000 (e),(f) FMG Resources August 2006 Pty Ltd
6.125 04/15/32 11,308
1,210,000 (f) Inversiones CMPC S.A.
6.125 06/23/33 1,201
4,000,000 (f) Klabin Austria GmbH
7.000 04/03/49 4,087
11,125,000 Nutrien Ltd
5.400 06/21/34 11,277
10,363,000 (f) Star Energy Geothermal Wayang Windu Ltd
6.750 04/24/33 10,464
TOTAL MATERIALS 76,229
MEDIA & ENTERTAINMENT - 0.2%
5,500,000 Alphabet, Inc
1.100 08/15/30 4,825
10,275,000 Asian Infrastructure Investment Bank
4.500 01/16/30 10,372
4,950,000 Asian Infrastructure Investment Bank
4.125 01/14/36 4,826
5,925,000 (f) Central American Bank for Economic Integration
3.750 01/22/29 5,834
11,250,000 Comcast Corp
4.650 02/15/33 10,995
TOTAL MEDIA & ENTERTAINMENT 36,852
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,450,000 Eli Lilly & Co
5.650 10/15/65 2,453
13,619,000 Pfizer, Inc
2.625 04/01/30 12,727
5,400,000 Pfizer, Inc
1.750 08/18/31 4,715
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,895
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
4,000,000 Bridge Housing Corp
3.250 07/15/30 3,692
5,625,000 Bridge Housing Corp
5.321 07/15/35 5,587
8,550,000 National Community Renaissance of California
3.270 12/01/32 7,507
9,770,000 Preservation Of Affordable Housing, Inc
4.479 12/01/32 9,225

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
$ 3,250,000 Preservation Of Affordable Housing, Inc
5.435% 06/01/36 $ 3,129
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 29,140
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
17,100,000 Apple, Inc
3.000 06/20/27 16,911
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,911
TELECOMMUNICATION SERVICES - 0.1%
7,250,000 (f) Central American Bank for Economic Integration
4.750 01/24/28 7,295
7,000,000 (f) QTS Fayetteville I Dc1-2 LLC
5.700 04/15/36 6,656
7,675,000 (f) Turkcell Iletisim Hizmetleri AS.
7.650 01/24/32 7,932
6,425,000 (f) WULF Compute LLC
7.750 10/15/30 6,748
TOTAL TELECOMMUNICATION SERVICES 28,631
TRANSPORTATION - 0.1%
6,150,000 Canadian National Railway Co
4.350 05/12/29 6,111
15,325,000 Canadian National Railway Co
4.950 05/12/36 15,234
6,000,000 Norfolk Southern Corp
2.300 05/15/31 5,374
TOTAL TRANSPORTATION 26,719
UTILITIES - 3.7%
8,050,000 (i) Abu Dhabi Future Energy Co Pjsc Masdar, Reg S
4.875 05/21/30 8,028
5,704,000 AES Corp
5.450 06/01/28 5,767
8,000,000 AES Corp
2.450 01/15/31 7,136
4,950,000 (f) AIB Group plc
5.320 05/15/31 5,011
12,325,000 Ameren Illinois Co
2.900 06/15/51 7,763
9,325,000 American Water Capital Corp
5.250 03/01/35 9,437
5,750,000 American Water Capital Corp
5.700 09/01/55 5,695
4,500,000 Atlantic City Electric Co
2.300 03/15/31 4,037
13,200,000 Avangrid, Inc
3.800 06/01/29 12,853
CAD 4,125,000 (i) Brookfield Renewable Partners ULC
4.542 10/12/35 2,926
10,000,000 (f) Brooklyn Union Gas Co
4.866 08/05/32 9,802
EUR 4,400,000 (f) California Buyer Ltd
5.625 02/15/32 5,106
11,560,000 (f) California Buyer Ltd
6.375 02/15/32 11,589
6,075,000 (f) Chpe LLC
4.875 06/30/31 6,063
10,500,000 (f) Chpe LLC
5.100 06/30/33 10,472
5,175,000 (f) Chpe LLC
5.350 06/30/36 5,159
7,600,000 (f) Chpe LLC
5.875 06/29/46 7,645
5,300,000 (f) Colbun S.A.
3.150 01/19/32 4,790
1,425,000 (f) Comision Federal de Electricidad
6.450 01/24/35 1,426
17,500,000 Commonwealth Edison Co
2.750 09/01/51 10,668
5,600,000 Connecticut Light and Power Co
4.650 01/01/29 5,617
1,940,000 (f) Consorcio Transmantaro SA
4.700 04/16/34 1,889
6,200,000 Consumers Energy Co
4.600 05/30/29 6,224
11,843,105 (f) Continental Wind LLC
6.000 02/28/33 11,947
2,250,000 (f) ContourGlobal Power Holdings S.A.
6.750 02/28/30 2,283
14,752,000 Dominion Energy, Inc
2.250 08/15/31 13,051
11,750,000 Dominion Energy, Inc
7.000 06/01/54 12,441
11,736,000 DTE Electric Co
3.950 03/01/49 9,150
9,025,000 DTE Electric Co
3.250 04/01/51 6,122
3,000,000 DTE Electric Co
3.650 03/01/52 2,186
3,688,000 Duke Energy Carolinas LLC
2.850 03/15/32 3,342
4,975,000 Duke Energy Carolinas LLC
3.550 03/15/52 3,534
10,000,000 Duke Energy Florida LLC
2.500 12/01/29 9,353
9,699,000 Duke Energy Florida LLC
2.400 12/15/31 8,644
10,000,000 Duke Energy Florida LLC
3.000 12/15/51 6,429
4,000,000 Duke Energy Progress LLC
3.450 03/15/29 3,898
5,276,000 Duke Energy Progress LLC
4.000 04/01/52 4,034
2,100,000 Emera US Finance LLC
6.850 10/01/56 2,142
6,375,000 Florida Power & Light Co
4.625 05/15/30 6,393
9,000,000 (f) Hanwha Q Cells Americas Holdings Corp
4.375 05/21/29 8,940
13,375,000 (f) International Development Association
4.000 06/11/30 13,251
5,375,000 (f) International Development Association
3.875 09/17/32 5,243
4,925,000 (f) International Development Association
4.500 02/12/35 4,943
14,641,000 (f) Liberty Utilities Finance GP
2.050 09/15/30 13,111
7,511,000 MidAmerican Energy Co
3.650 04/15/29 7,343

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 5,725,000 MidAmerican Energy Co
5.350% 01/15/34 $ 5,870
1,000,000 MidAmerican Energy Co
3.950 08/01/47 784
1,925,000 MidAmerican Energy Co
5.850 09/15/54 1,952
8,350,000 National Fuel Gas Co
4.750 05/15/29 8,328
11,250,000 National Fuel Gas Co
2.950 03/01/31 10,293
5,950,000 National Fuel Gas Co
5.050 10/15/31 5,924
3,375,000 National Fuel Gas Co
5.950 03/15/35 3,475
8,150,000 National Fuel Gas Co
5.500 05/15/36 8,099
11,610,000 (f) New York State Electric & Gas Corp
2.150 10/01/31 10,174
9,500,000 (f) New York State Electric & Gas Corp
5.050 08/15/35 9,398
6,275,000 NextEra Energy Capital Holdings, Inc
6.750 06/15/54 6,536
3,829,000 (e),(f) NextEra Energy Operating Partners LP
7.250 01/15/29 3,962
13,000,000 (f) Niagara Mohawk Power Corp
1.960 06/27/30 11,713
15,295,000 (f) Niagara Mohawk Power Corp
4.119 11/28/42 12,503
11,436,000 Northern States Power Co
2.900 03/01/50 7,546
623,000 Northern States Power Co
2.600 06/01/51 380
7,868,000 Northern States Power Co
3.200 04/01/52 5,378
8,125,000 Northern States Power Co
5.400 03/15/54 7,781
5,250,000 Northwest Natural Gas Co
3.078 12/01/51 3,378
10,000,000 Pacific Gas and Electric Co
6.700 04/01/53 10,402
10,534,000 PacifiCorp
2.900 06/15/52 6,301
4,895,214 PG&E Recovery Funding LLC
4.838 06/01/33 4,907
11,375,000 PG&E Recovery Funding LLC
5.231 06/01/42 11,343
4,750,000 PG&E Recovery Funding LLC
5.529 06/01/49 4,709
7,113,000 Piedmont Natural Gas Co, Inc
3.350 06/01/50 4,853
2,100,000 PPL Electric Utilities Corp
4.850 02/15/34 2,085
5,000,000 Public Service Co of Colorado
3.200 03/01/50 3,364
16,100,000 Public Service Co of Colorado
5.750 05/15/54 15,965
11,879,000 Public Service Co of Oklahoma
2.200 08/15/31 10,444
1,651,000 Public Service Electric and Gas Co
3.100 03/15/32 1,519
4,875,000 Public Service Electric and Gas Co
4.650 03/15/33 4,826
6,134,000 Public Service Electric and Gas Co
3.200 08/01/49 4,167
9,300,000 Public Service Electric and Gas Co
5.125 03/15/53 8,560
14,775,000 (e) Puget Energy, Inc
7.000 09/15/56 14,936
9,050,000 (e) Puget Energy, Inc
7.250 09/15/56 9,213
6,800,000 (f) RWE Finance US LLC
5.125 09/18/35 6,636
13,315,000 (f) RWE Finance US LLC
6.250 04/16/54 13,487
15,000,000 (f) RWE Finance US LLC
5.875 09/18/55 14,423
16,684,000 San Diego Gas & Electric Co
4.950 08/15/28 16,818
19,738,000 San Diego Gas & Electric Co
2.950 08/15/51 12,584
1,245,067 SCE Recovery Funding LLC
1.977 11/15/28 1,204
7,100,000 SCE Recovery Funding LLC
2.943 11/15/42 6,023
2,640,000 SCE Recovery Funding LLC
3.240 11/15/46 1,911
15,961,933 (f) Solar Star Funding LLC
3.950 06/30/35 14,929
21,972,733 (f) Solar Star Funding LLC
5.375 06/30/35 21,868
8,429,000 Southern California Edison Co
2.750 02/01/32 7,499
8,300,000 Southern California Edison Co
5.200 06/01/34 8,226
1,493,000 Southern California Edison Co
3.650 06/01/51 1,027
5,000,000 Southern California Edison Co
3.450 02/01/52 3,287
12,318,000 Southwestern Electric Power Co
3.250 11/01/51 8,075
18,650,000 Southwestern Public Service Co
3.150 05/01/50 12,263
3,690,000 (b),(j) Sunnova Energy Corp
0.000 09/01/26 9
15,200,210 (f) Sweihan PV Power Co PJSC
3.625 01/31/49 12,432
8,612,000 (f) TerraForm Power Operating LLC
5.000 01/31/28 8,559
13,807,663 (f) Topaz Solar Farms LLC
4.875 09/30/39 12,185
14,996,902 (f) Topaz Solar Farms LLC
5.750 09/30/39 14,730
12,250,000 Union Electric Co
2.150 03/15/32 10,725
19,626,000 Union Electric Co
2.625 03/15/51 11,677
3,146,000 Union Electric Co
3.900 04/01/52 2,377
3,775,000 (f),(g) Vistra Corp
7.000 N/A 3,805
6,100,000 Western Midstream Operating LP
5.500 12/15/35 6,036
6,293,000 (f) XPLR Infrastructure Operating Partners LP
7.750 04/15/34 6,624

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 12,250,000 Zions Bancorp NA
4.704% 08/18/28 $ 12,229
TOTAL UTILITIES 805,599
TOTAL CORPORATE BONDS
(Cost $2,744,789) 2,633,834
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 23.5%
AGENCY SECURITIES - 0.5%
60,009 Abay Leasing LLC
2.654 11/09/26 60
10,976,352 Crowley Conro LLC
4.181 08/15/43 10,150
329,896 Ethiopian Leasing LLC
2.566 08/14/26 329
25,000,000 Federal Home Loan Mortgage Corp
1.540 08/17/35 19,168
18,880,000 Federal National Mortgage Association
0.875 08/05/30 16,539
9,000,000 Federal National Mortgage Association
1.625 08/24/35 6,963
750,000 (c) India Government AID Bond, (LIBOR 3 M + 0.100%)
4.954 02/01/27 748
7,765,000 Private Export Funding Corp
3.900 10/15/27 7,731
16,442,978 Thirax   LLC
0.968 01/14/33 14,506
2,708,110 Thirax 2 LLC
2.320 01/22/34 2,462
5,000,000 United States Department of Housing and Urban Development
3.535 08/01/36 4,447
1,775,000 United States International Development Finance Corp
1.440 04/15/28 1,713
1,000,000 United States International Development Finance Corp
1.650 04/15/28 968
2,612,459 United States International Development Finance Corp
1.790 10/15/29 2,488
8,163,935 United States International Development Finance Corp
2.360 10/15/29 7,851
1,477,250 United States International Development Finance Corp
2.930 05/15/30 1,419
2,441,350 United States International Development Finance Corp
3.040 05/15/30 2,352
6,746,901 United States International Development Finance Corp
1.630 07/15/38 5,556
4,163,802 United States International Development Finance Corp
2.450 07/15/38 3,597
TOTAL AGENCY SECURITIES 109,047
ASSET BACKED - 0.0%
2,000,000 (c),(f) SLG Office Trust
5.634 04/15/41 2,002
TOTAL ASSET BACKED 2,002
FOREIGN GOVERNMENT BONDS - 3.0%
16,223,000 African Development Bank
4.125 02/25/27 16,225
6,100,000 African Development Bank
3.500 09/18/29 5,969
12,563,000 (e) African Development Bank
5.750 08/07/74 12,426
5,400,000 Agence Francaise de Developpement EPIC, Reg S
4.000 09/21/27 5,376
4,400,000 (i) Agence Francaise de Developpement EPIC, Reg S
4.375 06/04/29 4,395
10,200,000 (i) Agence Francaise de Developpement EPIC, Reg S
4.875 01/16/30 10,321
2,400,000 Arab Petroleum Investments Corp, Reg S
1.483 10/06/26 2,380
11,850,000 (f) Arab Petroleum Investments Corp
1.483 10/06/26 11,751
14,000,000 (f) Arab Petroleum Investments Corp
5.428 05/02/29 14,279
10,000,000 Asian Development Bank
3.125 09/26/28 9,779
10,000,000 Asian Development Bank
3.875 06/14/33 9,724
8,100,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%), Reg S
4.247 08/16/27 8,132
3,000,000 (c),(f) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
4.247 08/16/27 3,012
6,400,000 Asian Infrastructure Investment Bank
4.250 03/13/34 6,348
4,300,000 (f) BNG Bank NV
3.875 04/29/31 4,224
17,375,000 Brazilian Government International Bond
5.500 02/04/33 17,122
4,500,000 (f) Caisse d'Amortissement de la Dette Sociale
4.875 09/19/26 4,508
4,750,000 (f) Caisse d'Amortissement de la Dette Sociale
1.375 01/20/31 4,155
5,000,000 (f) Caisse d'Amortissement de la Dette Sociale
2.125 01/26/32 4,407
10,000,000 Canada Government International Bond
3.750 04/26/28 9,934
13,600,000 Canada Government International Bond
4.000 03/18/30 13,506
7,500,000 Council Of Europe Development Bank
4.625 06/11/27 7,532
6,575,000 European Investment Bank
2.375 05/24/27 6,475
11,961,000 European Investment Bank
0.625 10/21/27 11,430
6,250,000 European Investment Bank
3.250 11/15/27 6,175
11,600,000 European Investment Bank
1.625 10/09/29 10,696
20,000,000 European Investment Bank
0.875 05/17/30 17,631
19,749,000 (e) European Investment Bank
0.750 09/23/30 17,131
6,445,000 European Investment Bank
3.750 02/14/33 6,237
2,000,000 European Investment Bank
4.875 02/15/36 2,063

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 11,250,000 Export Development Canada
3.750% 09/07/27 $ 11,195
13,050,000 Export Development Canada
3.875 02/14/28 12,983
10,000,000 Export Development Canada
4.125 02/13/29 9,983
11,400,000 Export Development Canada
4.000 06/20/30 11,305
27,300,000 Export Development Canada
4.750 06/05/34 27,950
5,031,000 Inter-American Development Bank
1.500 01/13/27 4,964
5,990,000 Inter-American Development Bank
4.375 02/01/27 6,001
3,500,000 Inter-American Development Bank
1.125 01/13/31 3,057
15,800,000 (e) Inter-American Development Bank
3.500 04/12/33 15,021
19,785,000 Inter-American Investment Corp
4.125 02/15/28 19,747
21,780,000 (j) International Bank for Reconstruction & Development
0.000 03/31/27 21,079
5,250,000 (a),(j) International Bank for Reconstruction & Development
0.000 03/31/28 5,207
25,000,000 International Bank for Reconstruction & Development
1.745 07/31/33 25,570
3,050,000 Japan Bank for International Cooperation
1.625 01/20/27 3,009
1,750,000 Japan Bank for International Cooperation
4.875 10/18/28 1,770
3,930,000 Japan International Cooperation Agency
4.250 05/22/30 3,909
8,750,000 Japan International Cooperation Agency
1.750 04/28/31 7,763
4,175,000 (f) Kommuninvest I Sverige AB
4.625 09/29/28 4,212
8,500,000 (c),(f) Korea Electric Power Corp, (SOFR + 0.620%)
4.245 11/12/28 8,513
7,125,000 (f) Korea Electric Power Corp
4.125 11/12/30 6,999
6,500,000 Kreditanstalt fuer Wiederaufbau
1.750 09/14/29 6,031
6,500,000 (f) Kuntarahoitus Oyj
3.625 10/09/29 6,380
13,000,000 Landwirtschaftliche Rentenbank
0.875 09/03/30 11,361
12,375,000 (f) Nederlandse Waterschapsbank NV
4.000 06/01/28 12,320
4,450,000 (f) Nederlandse Waterschapsbank NV
4.375 02/28/29 4,467
10,250,000 (f) Nederlandse Waterschapsbank NV
4.500 01/16/30 10,324
7,000,000 Nederlandse Waterschapsbank NV, Reg S
1.000 05/28/30 6,183
4,430,000 (f) Nederlandse Waterschapsbank NV
1.000 05/28/30 3,913
15,641,000 OMERS Finance Trust, Reg S
3.500 04/19/32 14,813
14,916,000 (f) OMERS Finance Trust
3.500 04/19/32 14,127
750,000 OMERS Finance Trust, Reg S
4.000 04/19/52 590
4,825,000 (f) OMERS Finance Trust
4.000 04/19/52 3,793
9,750,000 Province of Ontario Canada
1.125 10/07/30 8,554
11,750,000 Province of Ontario Canada
5.050 04/24/34 12,136
9,100,000 Province of Ontario Canada
4.850 06/11/35 9,251
5,000,000 Province of Quebec Canada
7.500 09/15/29 5,474
10,625,000 Province of Quebec Canada
4.500 09/08/33 10,604
10,500,000 Province of Quebec Canada
4.250 09/05/34 10,254
13,475,000 Province of Quebec Canada
4.625 06/03/36 13,383
5,575,000 (f) PSP Capital, Inc
4.250 06/30/31 5,556
7,750,000 Republic of Italy Government International Bond
4.000 10/17/49 5,952
5,100,000 (f) Serbia International Bond
6.000 06/12/34 5,220
TOTAL FOREIGN GOVERNMENT BONDS 654,266
MORTGAGE BACKED - 9.0%
2,115,000 (c),(f) Angel Oak Mortgage Trust
2.837 11/25/66 1,591
1,903,235 (c),(f) Chase Home Lending Mortgage Trust Series
5.500 12/25/56 1,893
48,492,741 (c),(f) Citigroup Mortgage Loan Trust
0.153 02/25/52 429
5,436,356 (c),(f) Citigroup Mortgage Loan Trust
0.250 02/25/52 76
9,130,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6.728 03/25/42 9,246
19,159,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
8.278 06/25/42 19,827
4,918,240 (c),(f) Connecticut Avenue Securities Trust, (SOFR + 3.600%)
7.228 07/25/42 5,050
2,930,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7.706 01/25/43 3,023
3,930,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.178 05/25/43 4,092
13,540,482 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7.456 06/25/43 13,999
4,574,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6.328 07/25/43 4,681
4,645,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9.188 07/25/43 4,860
4,470,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.178 10/25/43 4,665
457,236 Fannie Mae Pool
3.500 05/01/32 448
673,011 Fannie Mae Pool
5.000 05/01/35 672
462,336 Fannie Mae Pool
5.000 10/01/35 466
356,190 Fannie Mae Pool
5.000 02/01/36 359
834,490 Fannie Mae Pool
5.500 11/01/38 857

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 106,321 Fannie Mae Pool
3.000% 05/01/40 $ 98
292,584 Fannie Mae Pool
5.000 09/01/40 295
726,374 Fannie Mae Pool
5.000 05/01/41 732
506,880 Fannie Mae Pool
4.000 09/01/42 488
927,602 Fannie Mae Pool
4.500 03/01/44 917
41,255,767 Fannie Mae Pool
4.000 05/01/44 39,608
259,351 Fannie Mae Pool
4.500 06/01/44 255
2,688,294 Fannie Mae Pool
4.500 06/01/44 2,644
544,017 Fannie Mae Pool
4.500 08/01/44 535
1,400,519 Fannie Mae Pool
4.500 10/01/44 1,377
2,555,373 Fannie Mae Pool
4.500 11/01/44 2,513
455,798 Fannie Mae Pool
5.000 11/01/44 460
768,659 Fannie Mae Pool
4.500 12/01/44 756
307,576 Fannie Mae Pool
4.000 01/01/45 296
118,451 Fannie Mae Pool
4.500 03/01/45 116
223,644 Fannie Mae Pool
4.500 04/01/45 220
1,475,267 Fannie Mae Pool
3.500 05/01/45 1,374
2,158,543 Fannie Mae Pool
3.500 01/01/46 2,008
437,392 Fannie Mae Pool
4.000 04/01/46 419
2,474,370 Fannie Mae Pool
3.500 06/01/46 2,297
1,678,388 Fannie Mae Pool
3.500 07/01/46 1,559
2,662,178 Fannie Mae Pool
3.500 07/01/46 2,482
757,170 Fannie Mae Pool
3.500 08/01/46 702
236,160 Fannie Mae Pool
3.000 10/01/46 208
2,018,161 Fannie Mae Pool
3.500 10/01/46 1,873
847,171 Fannie Mae Pool
4.500 05/01/47 838
991,552 Fannie Mae Pool
4.000 10/01/47 941
198,173 Fannie Mae Pool
3.500 11/01/47 184
212,130 Fannie Mae Pool
4.500 11/01/47 207
11,509 Fannie Mae Pool
3.500 01/01/48 11
1,557,367 Fannie Mae Pool
4.500 01/01/48 1,521
1,233,818 Fannie Mae Pool
4.500 02/01/48 1,205
1,001,213 Fannie Mae Pool
4.500 05/01/48 978
655,052 Fannie Mae Pool
4.500 05/01/48 640
8,813,111 Fannie Mae Pool
3.000 07/01/50 7,859
29,088,726 Fannie Mae Pool
2.500 07/01/51 24,486
5,358,141 Fannie Mae Pool
2.500 08/01/51 4,572
3,341,287 Fannie Mae Pool
3.000 09/01/51 2,974
3,687,459 Fannie Mae Pool
2.500 12/01/51 3,110
10,547,130 Fannie Mae Pool
2.500 02/01/52 8,999
33,094 Fannie Mae Pool
3.000 02/01/52 29
3,470,784 Fannie Mae Pool
3.500 02/01/52 3,178
10,358,410 Fannie Mae Pool
3.000 04/01/52 9,053
70,542 Fannie Mae Pool
2.500 05/01/52 59
17,384,271 Fannie Mae Pool
4.000 05/01/52 16,306
10,451,491 Fannie Mae Pool
3.500 06/01/52 9,531
2,671,145 Fannie Mae Pool
3.500 06/01/52 2,426
46,994,204 Fannie Mae Pool
4.000 06/01/52 44,112
3,481,030 Fannie Mae Pool
4.500 06/01/52 3,367
33,792,498 Fannie Mae Pool
4.000 07/01/52 31,635
3,176,917 Fannie Mae Pool
4.500 07/01/52 3,072
6,327,654 Fannie Mae Pool
4.000 08/01/52 5,936
28,036,337 Fannie Mae Pool
4.500 08/01/52 27,062
21,398,695 Fannie Mae Pool
5.000 08/01/52 21,201
10,614,353 Fannie Mae Pool
4.000 09/01/52 9,949
130,154,998 Fannie Mae Pool
4.500 09/01/52 125,630
8,966,290 Fannie Mae Pool
5.000 09/01/52 8,879
43,042,553 Fannie Mae Pool
4.500 10/01/52 41,609
56,894,321 Fannie Mae Pool
5.000 10/01/52 56,345
3,909,061 Fannie Mae Pool
4.500 11/01/52 3,771
19,721,731 Fannie Mae Pool
5.000 12/01/52 19,531
23,462,099 Fannie Mae Pool
5.500 12/01/52 23,766

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 138,176 Fannie Mae Pool
5.000% 01/01/53 $ 137
3,823,418 Fannie Mae Pool
6.000 02/01/53 3,930
1,960,740 Fannie Mae Pool
6.000 03/01/53 2,017
28,376,462 Fannie Mae Pool
5.000 04/01/53 28,060
8,106,625 Fannie Mae Pool
5.000 05/01/53 8,012
1,843,832 Fannie Mae Pool
6.000 05/01/53 1,891
7,320,833 Fannie Mae Pool
5.000 06/01/53 7,245
33,891,770 Fannie Mae Pool
5.500 06/01/53 34,239
2,414,435 Fannie Mae Pool
5.000 07/01/53 2,389
38,873,416 Fannie Mae Pool
5.500 08/01/53 39,174
67,754,747 Fannie Mae Pool
5.500 10/01/53 68,222
28,974,968 Fannie Mae Pool
6.000 11/01/53 29,645
453,039 Fannie Mae Pool
6.000 01/01/54 464
11,888,420 Fannie Mae Pool
4.000 02/01/54 11,156
38,164,126 Fannie Mae Pool
5.500 04/01/54 38,424
119,133,384 Fannie Mae Pool
5.500 05/01/54 120,095
2,547,404 Fannie Mae Pool
6.000 06/01/54 2,606
14,346,867 Fannie Mae Pool
5.500 10/01/54 14,410
1,029,101 (c) Fannie Mae REMICS, (SOFR30A + 5.836%)
2.208 09/25/43 91
4,495,671 Fannie Mae REMICS
3.500 02/25/48 4,005
3,067,075 Fannie Mae REMICS
4.000 07/25/48 2,885
4,340,127 Fannie Mae REMICS
2.000 08/25/50 528
6,647,207 Fannie Mae REMICS
2.000 10/25/50 4,704
10,476,889 Fannie Mae REMICS
2.500 11/25/50 1,581
3,807,444 Fannie Mae REMICS
3.000 12/25/50 639
3,250,586 Fannie Mae REMICS
3.000 02/25/51 640
4,206,037 Fannie Mae REMICS
2.500 11/25/51 431
12,842,657 Fannie Mae REMICS
3.500 04/25/52 10,029
2,706,197 Fannie Mae REMICS
4.000 05/25/52 2,206
7,404,920 Fannie Mae REMICS
4.500 07/25/52 6,549
2,718,542 Fannie Mae REMICS
4.500 08/25/52 2,355
2,039,479 Fannie Mae REMICS
4.000 09/25/52 1,785
2,540,607 Fannie Mae REMICS
4.000 09/25/52 2,234
1,976,362 Fannie Mae REMICS
4.500 10/25/52 1,864
2,268,278 Fannie Mae REMICS
4.500 10/25/52 2,159
4,108,865 Fannie Mae REMICS
5.500 11/25/52 4,112
7,966,413 (c) Fannie Mae-Aces
2.959 02/25/27 7,899
2,637,941 (c) Fannie Mae-Aces
3.422 06/25/28 2,590
2,125 Freddie Mac Gold Pool
8.000 01/01/31 2
53,791 Freddie Mac Gold Pool
4.500 07/01/33 53
355,841 Freddie Mac Gold Pool
7.000 12/01/33 376
54,472 Freddie Mac Gold Pool
7.000 05/01/35 58
280,204 Freddie Mac Gold Pool
5.000 06/01/36 283
94,612 Freddie Mac Gold Pool
5.000 07/01/39 96
61,252 Freddie Mac Gold Pool
4.000 06/01/42 59
149,132 Freddie Mac Gold Pool
4.500 10/01/44 145
190,421 Freddie Mac Gold Pool
4.500 11/01/44 186
380,841 Freddie Mac Gold Pool
4.500 11/01/44 375
195,079 Freddie Mac Gold Pool
4.500 12/01/44 191
187,097 Freddie Mac Gold Pool
4.500 12/01/44 182
815,169 Freddie Mac Gold Pool
3.500 04/01/45 760
2,972,881 Freddie Mac Gold Pool
3.500 10/01/45 2,770
55,209 Freddie Mac Gold Pool
3.000 04/01/47 49
306,627 Freddie Mac Gold Pool
4.500 06/01/47 300
734,377 Freddie Mac Gold Pool
4.000 09/01/47 700
571,393 Freddie Mac Gold Pool
3.500 12/01/47 531
2,295,870 Freddie Mac Gold Pool
4.500 08/01/48 2,246
5,038,956 Freddie Mac Pool
2.310 12/01/31 4,541
6,720,130 Freddie Mac Pool
3.740 06/01/37 6,138
7,127,518 Freddie Mac Pool
3.350 08/01/37 6,352
2,207,392 Freddie Mac Pool
3.400 12/01/37 1,950
5,646,500 Freddie Mac Pool
4.300 12/01/37 5,417

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 1,791,678 Freddie Mac Pool
3.500% 03/01/38 $ 1,621
639,417 Freddie Mac Pool
4.330 05/01/38 615
3,097,708 Freddie Mac Pool
2.970 07/01/38 2,631
3,331,270 Freddie Mac Pool
4.550 07/01/38 3,233
5,727,127 Freddie Mac Pool
3.500 10/01/38 5,090
390,095 Freddie Mac Pool
3.160 11/01/38 336
1,845,286 Freddie Mac Pool
3.910 01/01/39 1,700
2,293,500 Freddie Mac Pool
4.750 12/01/39 2,260
3,302,222 Freddie Mac Pool
3.000 01/01/41 2,737
731,804 Freddie Mac Pool
4.250 09/01/42 709
3,662,271 Freddie Mac Pool
3.000 11/01/49 3,255
3,249,018 Freddie Mac Pool
2.500 11/01/51 2,734
8,682,233 Freddie Mac Pool
3.000 11/01/51 7,791
1,014,830 Freddie Mac Pool
3.000 11/01/51 901
867,890 Freddie Mac Pool
3.000 11/01/51 779
1,238,416 Freddie Mac Pool
3.000 11/01/51 1,111
8,769,369 Freddie Mac Pool
2.500 02/01/52 7,489
276,238 Freddie Mac Pool
3.000 02/01/52 241
5,537,579 Freddie Mac Pool
3.000 03/01/52 4,840
4,375,270 Freddie Mac Pool
2.500 04/01/52 3,688
11,971,108 Freddie Mac Pool
4.000 04/01/52 11,245
1,056,445 Freddie Mac Pool
3.000 05/01/52 923
419,642 Freddie Mac Pool
3.000 06/01/52 368
7,355,193 Freddie Mac Pool
4.500 06/01/52 7,111
217,279 Freddie Mac Pool
4.500 07/01/52 210
7,339,980 Freddie Mac Pool
4.500 07/01/52 7,098
7,839,629 Freddie Mac Pool
6.000 11/01/52 8,040
12,901,713 Freddie Mac Pool
5.000 01/01/53 12,775
17,025,699 Freddie Mac Pool
5.000 06/01/53 16,823
11,222,124 Freddie Mac Pool
5.000 08/01/53 11,096
16,441,322 Freddie Mac Pool
5.500 08/01/53 16,587
6,515,622 Freddie Mac REMICS
3.500 01/15/47 5,928
1,152,014 Freddie Mac REMICS
4.000 10/15/47 1,078
2,016,845 Freddie Mac REMICS
4.000 11/15/47 1,901
5,068,634 Freddie Mac REMICS
4.000 01/15/48 4,776
5,928,840 Freddie Mac REMICS
4.000 03/15/48 5,583
1,646,073 Freddie Mac REMICS
4.000 04/15/48 1,550
5,683,839 Freddie Mac REMICS
4.000 04/15/48 5,349
2,252,140 (c) Freddie Mac REMICS, (SOFR30A + 9.737%)
3.988 06/15/48 1,994
1,532,776 (c) Freddie Mac REMICS, (SOFR30A + 9.657%)
3.908 10/15/48 1,371
5,915,942 Freddie Mac REMICS
2.000 09/25/50 4,073
2,202,735 Freddie Mac REMICS
2.000 09/25/50 268
6,690,753 Freddie Mac REMICS
3.000 09/25/50 4,938
5,106,036 Freddie Mac REMICS
3.000 10/25/50 3,715
1,771,491 Freddie Mac REMICS
4.000 08/25/52 1,566
3,047,385 Freddie Mac REMICS
4.500 10/25/52 2,839
3,803,146 Freddie Mac REMICS
5.500 11/25/52 3,836
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
10.728 01/25/42 516
3,000,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8.647 04/25/42 3,104
5,993,292 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8.128 06/25/42 6,200
8,495,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
7.178 08/25/42 8,734
3,467,557 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
7.328 09/25/42 3,579
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
6.761 03/25/43 516
9,695,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
6.878 04/25/43 10,059
7,970,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7.128 05/25/43 8,294
58,931 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3.792 02/25/48 58
74,055 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3.851 05/25/48 73
5,751,477 Ginnie Mae I Pool
2.690 06/15/33 5,352
4,936,237 Ginnie Mae I Pool
3.700 10/15/33 4,761
40,752 Ginnie Mae I Pool
5.000 04/15/38 41
6,065,060 Ginnie Mae I Pool
3.700 08/15/40 5,604
10,122,715 Ginnie Mae I Pool
2.750 01/15/45 9,554

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 71,937 Ginnie Mae II Pool
6.500% 11/20/38 $ 76
3,193,655 Ginnie Mae II Pool
3.500 12/20/46 2,940
2,184,469 Ginnie Mae II Pool
3.500 01/20/47 2,011
1,162,265 Ginnie Mae II Pool
3.500 10/20/50 1,060
16,889,892 Ginnie Mae II Pool
3.000 03/20/51 15,034
21,961,965 Ginnie Mae II Pool
3.000 06/20/51 19,521
35,509,513 Ginnie Mae II Pool
3.000 12/20/51 31,562
20,484,772 Ginnie Mae II Pool
3.000 01/20/52 18,202
4,493,169 Ginnie Mae II Pool
2.500 02/20/52 3,764
7,799,354 Ginnie Mae II Pool
3.500 04/20/52 7,062
31,435,109 Ginnie Mae II Pool
3.500 07/20/52 28,686
5,698,771 Ginnie Mae II Pool
4.000 08/20/52 5,345
12,921,348 Ginnie Mae II Pool
4.500 08/20/52 12,517
48,877,116 Ginnie Mae II Pool
4.000 09/20/52 45,948
2,875,519 Ginnie Mae II Pool
5.000 09/20/52 2,855
5,192,222 Ginnie Mae II Pool
4.000 10/20/52 4,895
6,998,483 Ginnie Mae II Pool
5.000 11/20/52 6,942
24,519,771 Ginnie Mae II Pool
3.500 12/20/52 22,169
31,150,789 Ginnie Mae II Pool
4.500 12/20/52 30,152
13,484,063 Ginnie Mae II Pool
4.500 02/20/53 13,061
1,007,845 Ginnie Mae II Pool
5.000 02/20/53 999
4,451,402 Ginnie Mae II Pool
3.000 08/20/53 3,980
15,648,406 Ginnie Mae II Pool
4.500 08/20/53 15,104
9,455,461 Government National Mortgage Association
5.000 01/20/40 1,796
4,431,108 Government National Mortgage Association
4.500 03/20/40 740
7,165,310 Government National Mortgage Association
5.000 03/20/40 1,292
5,697,120 Government National Mortgage Association
2.500 10/16/43 5,044
5,784,197 Government National Mortgage Association
2.500 12/20/43 5,141
1,985,217 Government National Mortgage Association
3.000 03/20/45 1,766
699,777 Government National Mortgage Association
4.000 06/20/46 71
2,592,474 Government National Mortgage Association
5.000 09/20/46 463
11,734,686 Government National Mortgage Association
3.000 11/20/51 8,591
13,948,143 Government National Mortgage Association
3.000 12/20/51 10,384
9,622,334 Government National Mortgage Association
3.000 01/20/52 7,302
11,430,317 Government National Mortgage Association
3.000 02/20/52 7,922
8,156,185 Government National Mortgage Association
4.000 04/20/52 6,734
7,445,722 Government National Mortgage Association
5.000 04/20/52 1,313
2,736,164 Government National Mortgage Association
4.000 07/20/52 2,289
4,922,447 Government National Mortgage Association
4.500 09/20/52 4,506
4,017,815 Government National Mortgage Association
4.500 09/20/52 3,675
3,378,751 Government National Mortgage Association
4.500 09/20/52 3,230
3,633,193 Government National Mortgage Association
4.500 09/20/52 3,198
13,119,492 Government National Mortgage Association
4.500 10/20/52 12,739
4,285,966 Government National Mortgage Association
4.500 02/20/53 4,008
3,836,274 Government National Mortgage Association
5.500 02/20/53 3,796
4,559,289 (c) Government National Mortgage Association, (SOFR30A + 6.950%)
3.341 05/20/53 384
3,408,238 (c) Government National Mortgage Association, (SOFR30A + 23.205%)
9.131 08/20/53 3,595
1,801,906 (c) Government National Mortgage Association, (SOFR30A + 25.350%)
11.276 08/20/53 2,056
7,901,658 Government National Mortgage Association
5.000 12/20/53 7,580
6,861,407 Government National Mortgage Association
2.500 04/20/54 4,996
4,084,280 Government National Mortgage Association (GNMA)
3.000 02/20/51 3,634
54,262,447 (c),(f) GS Mortgage-Backed Securities Corp Trust
0.145 08/25/51 435
1,705,669 (c),(f) GS Mortgage-Backed Securities Corp Trust
2.500 08/25/51 1,400
6,833,017 (c),(f) GS Mortgage-Backed Securities Trust
2.500 11/25/51 5,602
3,779,236 (c),(f) GS Mortgage-Backed Securities Trust
2.500 03/25/52 3,103
1,933,403 (c),(f) GS Mortgage-Backed Securities Trust
2.817 05/28/52 1,623
89,377 (c) Impac CMB Trust, (TSFR1M + 0.774%)
4.423 03/25/35 83
2,402,767 (f) Imperial Fund Mortgage Trust
4.638 03/25/67 2,287
2,838,908 (c),(f) J.P. Morgan Mortgage Trust
3.239 10/25/52 2,354
163,380 (c),(f) JP Morgan Mortgage Trust
3.500 05/25/47 148
206,250 (c),(f) JP Morgan Mortgage Trust
3.500 10/25/48 185
14,937,878 (c),(f) JP Morgan Mortgage Trust
0.122 06/25/51 89

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 26,745,780 (c),(f) JP Morgan Mortgage Trust
0.114% 11/25/51 $ 153
1,963,399 (c),(f) JP Morgan Mortgage Trust
2.500 11/25/51 1,613
27,780,847 (c),(f) JP Morgan Mortgage Trust
0.110 12/25/51 167
2,326,375 (c),(f) JP Morgan Mortgage Trust
2.500 12/25/51 1,906
2,928,700 (c),(f) JP Morgan Mortgage Trust
2.836 12/25/51 2,403
3,366,825 (c),(f) JP Morgan Mortgage Trust
2.500 01/25/52 2,762
5,467,479 (c),(f) JP Morgan Mortgage Trust
2.500 06/25/52 4,478
7,107,001 (c),(f) JP Morgan Mortgage Trust
3.000 06/25/52 6,106
30,243,157 (f) JP Morgan Mortgage Trust
0.224 07/25/52 283
5,281,077 (c),(f) JP Morgan Mortgage Trust
2.500 07/25/52 4,326
14,063,938 (c),(f) JP Morgan Mortgage Trust
3.250 07/25/52 12,502
8,042,009 (c),(f) JP Morgan Mortgage Trust
3.000 08/25/52 6,863
977,838 (c),(f) JP Morgan Mortgage Trust
3.091 08/25/52 814
4,189,520 (c),(f) JP Morgan Mortgage Trust
3.000 10/25/52 3,575
4,060,422 (c),(f) JP Morgan Mortgage Trust
3.000 11/25/52 3,458
5,597,521 (c),(f) JP Morgan Mortgage Trust
3.000 04/25/53 4,777
290,802 (c),(f) JP Morgan Mortgage Trust
5.000 06/25/53 283
1,990,378 (c),(f) JP Morgan Mortgage Trust
5.500 06/25/53 1,975
3,059,664 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 08/25/51 2,518
1,996,358 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 1,640
2,071,276 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 1,852
942,189 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
5.500 04/25/56 936
1,772,863 (c),(f) RCKT Mortgage Trust
3.007 09/25/51 1,445
5,551,482 (c),(f) RCKT Mortgage Trust
2.500 02/25/52 4,561
2,707,549 (c),(f) RCKT Mortgage Trust
3.000 05/25/52 2,311
1,159,957 (c),(f) RCKT Mortgage Trust
3.182 05/25/52 981
44,865 (c),(f) Sequoia Mortgage Trust
4.000 06/25/49 42
130,137 (c),(f) Sequoia Mortgage Trust
3.500 12/25/49 117
2,332,075 (c),(f) Sequoia Mortgage Trust
2.500 06/25/51 1,913
5,516,911 (c),(f) Sequoia Mortgage Trust
4.000 11/25/55 5,074
4,244,837 (c),(f) Sequoia Mortgage Trust
5.500 02/25/56 4,213
535,246 (c),(f) Sequoia Mortgage Trust
5.121 04/25/56 528
202,555 (c),(f) Shellpoint Co-Originator Trust
3.500 10/25/47 186
1,300,000 (c),(f) Verus Securitization Trust
5.670 01/25/71 1,283
TOTAL MORTGAGE BACKED 1,951,330
MUNICIPAL BONDS - 1.7%
380,000 American Municipal Power, Inc
6.270 02/15/50 391
2,950,000 Arizona Industrial Development Authority
4.936 10/01/31 2,944
2,500,000 Arizona Industrial Development Authority
5.459 10/01/35 2,534
1,125,000 California Earthquake Authority
5.603 07/01/27 1,130
1,990,000 California Health Facilities Financing Authority
2.984 06/01/33 1,785
2,430,000 California Health Facilities Financing Authority
4.190 06/01/37 2,273
1,305,000 California Health Facilities Financing Authority
4.353 06/01/41 1,188
2,125,000 California Housing Finance Agency
4.607 07/01/31 2,125
50,000 California Municipal Finance Authority
2.288 08/15/28 48
8,000,000 (f),(h) California Municipal Finance Authority
6.625 08/20/33 7,941
330,000 California State Public Works Board
3.770 11/01/26 330
3,035,000 City & County of Honolulu HI
2.668 10/01/27 2,981
5,645,000 City & County of Honolulu HI
3.974 09/01/35 5,353
1,615,000 City & County of Honolulu HI
4.004 09/01/36 1,520
5,250,000 City & County of San Francisco CA
5.770 06/15/45 5,342
7,085,000 City & County of San Francisco CA
4.000 04/01/47 5,579
4,910,000 City & County of San Francisco CA
5.450 06/15/64 4,684
350,000 City & County of San Francisco CA Community Facilities District No 2014-1
3.091 09/01/36 305
5,500,000 City & County of San Francisco CA Community Facilities District No 2014-1
4.000 09/01/48 4,431
7,790,000 City & County of San Francisco CA Community Facilities District No 2014-1
3.482 09/01/50 5,574
1,240,000 City & County of San Francisco CA Community Facilities District No 2014-1
6.332 09/01/51 1,271
7,500,000 City of Los Angeles CA
3.880 09/01/38 6,815
3,900,000 City of Los Angeles CA
3.880 09/01/38 3,572
1,125,000 City of Los Angeles CA
4.750 09/01/38 1,111
5,445,000 City of Los Angeles CA
4.800 09/01/39 5,359
7,190,000 City of Los Angeles CA
5.000 09/01/42 6,915

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 1,530,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue
3.158% 05/15/29 $ 1,477
1,780,000 (f) City of Miami FL
4.808 01/01/39 1,690
15,000,000 City of New York NY
5.281 02/01/38 15,106
3,300,000 City of New York NY
5.094 10/01/49 3,061
3,000,000 City of New York NY
5.828 10/01/53 3,043
1,875,000 City of New York NY
5.114 10/01/54 1,730
5,265,000 City of New York NY
5.392 10/01/55 5,074
755,000 City of Oakland CA
4.005 07/15/27 753
4,835,000 City of Oakland CA
2.070 01/15/29 4,556
4,250,000 City of Oakland CA
5.792 07/15/45 4,298
3,025,000 City of Port Lions AK
7.500 10/01/52 3,142
3,725,000 City of San Francisco CA Public Utilities Commission Water Revenue
3.950 11/01/36 3,481
5,255,000 City of Seattle WA Local Improvement District No 6751
2.999 11/01/43 4,522
5,235,000 City of Seattle WA Local Improvement District No 6751
3.079 11/01/43 4,456
4,000,000 Columbus Metropolitan Housing Authority
5.050 04/01/30 4,012
1,585,000 County of Montgomery MD
4.800 04/01/38 1,568
2,870,000 Denver City & County Housing Authority
4.125 06/01/28 2,862
10,000,000 District of Columbia Water & Sewer Authority
4.814 10/01/14 8,359
17,705,672 Freddie Mac Multifamily Variable Rate Certificate
4.050 08/25/38 16,615
640,000 Henry County Water Authority
3.000 01/01/43 484
850,000 Henry County Water Authority
3.200 01/01/49 591
1,000,000 Honolulu City & County Board of Water Supply
2.327 07/01/32 891
4,250,000 (c),(f) Illinois Finance Authority
3.850 04/01/56 4,250
6,430,000 Lavaca-Navidad River Authority
4.430 08/01/35 6,310
1,500,000 Maryland Economic Development Corp
5.433 05/31/56 1,474
3,925,000 Maryland Economic Development Corp
5.942 05/31/57 3,983
3,000,000 Massachusetts Clean Energy Cooperative Corp
2.485 07/01/32 2,668
7,470,000 (c) Massachusetts Housing Finance Agency
3.720 12/01/65 7,470
2,000,000 Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
2.942 07/01/43 1,519
11,675,000 Metropolitan Water Reclamation District of Greater Chicago
5.720 12/01/38 11,920
4,225,000 Minnesota Housing Finance Agency
5.897 08/01/49 4,257
6,580,000 Minnesota Housing Finance Agency
5.947 08/01/54 6,634
22,250,000 (c),(f) New Hampshire Business Finance Authority
3.970 02/01/29 22,250
8,295,000 (c),(f) New Hampshire Business Finance Authority
3.840 07/01/33 8,295
6,750,000 New Hampshire Business Finance Authority
5.876 12/01/35 7,051
2,740,000 New Hampshire Business Finance Authority
5.694 11/01/45 2,718
1,960,000 New Hampshire Business Finance Authority
5.775 11/01/54 1,901
2,400,000 New York City Housing Development Corp
4.269 02/01/30 2,393
2,500,000 New York City Housing Development Corp
3.720 11/01/39 2,190
5,500,000 New York City Housing Development Corp
5.448 08/01/54 5,276
3,430,000 New York City Housing Development Corp
5.884 02/01/55 3,437
6,645,000 New York City Housing Development Corp
6.001 08/01/55 6,683
2,050,000 New York State Energy Research & Development Authority
6.222 04/01/40 2,068
6,265,000 New York Transportation Development Corp
6.971 06/30/51 6,299
6,925,000 (a),(b),(f) Pennsylvania Economic Development Financing Authority
10.000 12/01/29 1
1,170,000 Pharr Economic Development Corp
3.513 08/15/30 1,127
1,140,000 Pharr Economic Development Corp
3.893 08/15/33 1,083
2,500,000 Port of Morrow OR
5.296 09/01/43 2,536
405,000 (a),(b) Public Finance Authority
15.000 12/31/26   0^
1,735,000 (f) Public Finance Authority
7.500 06/01/29 1,696
6,700,000 Public Finance Authority
5.292 07/01/29 6,684
2,234,319 (f) Public Finance Authority
6.250 06/01/31 2,241
1,250,000 Redevelopment Authority of the City of Philadelphia
1.927 09/01/27 1,217
640,000 Redevelopment Authority of the City of Philadelphia
4.711 09/01/30 644
1,775,000 Redevelopment Authority of the City of Philadelphia
4.428 11/01/32 1,746
1,935,000 Redevelopment Authority of the City of Philadelphia
5.226 09/01/40 1,924
3,810,000 Redevelopment Authority of the City of Philadelphia
5.566 11/01/45 3,781
1,005,000 Sales Tax Securitization Corp
5.293 01/01/41 999
6,795,000 San Francisco City & County Public Utilities Commission Wastewater Revenue
4.655 10/01/27 6,829
2,000,000 San Francisco City & County Redevelopment Agency
4.375 08/01/44 1,762
1,040,000 South Dakota Housing Development Authority
5.460 05/01/53 1,050
3,770,000 State of Oregon
5.832 05/01/45 3,903

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 1,650,000 (f) Syracuse Industrial Development Agency
5.000% 01/01/36 $ 1,321
1,255,000 Texas Water Development Board
4.248 10/15/35 1,235
2,945,000 Toledo-Lucas County Port Authority
5.850 11/15/49 2,865
1,830,000 United Nations Development Corp
6.536 08/01/55 1,932
1,000,000 University of Cincinnati
3.250 06/01/29 1,000
15,710,000 University of New Mexico
3.532 06/20/32 15,259
500,000 Upper Allegheny Joint Sanitary Authority
3.550 09/01/39 433
1,500,000 Upper Allegheny Joint Sanitary Authority
3.800 09/01/49 1,168
TOTAL MUNICIPAL BONDS 360,754
OTHER MORTGAGE BACKED - 0.1%
5,250,000 (c),(f) BX Trust, (TSFR1M + 1.400%)
5.025 05/15/43 5,263
3,731,827 Government National Mortgage Association
3.500 09/20/49 2,979
6,100,627 Government National Mortgage Association
5.000 12/20/55 5,658
1,000,000 (c),(f) LEX Trust, (TSFR1M + 1.700%)
5.350 03/15/43 1,005
11,250,000 (c),(f) Manhattan West Mortgage Trust
5.498 06/10/48 11,350
TOTAL OTHER MORTGAGE BACKED 26,255
U.S. TREASURY SECURITIES - 9.2%
20,428,450 (k) United States Treasury Inflation Indexed Bonds
1.125 04/15/31 19,791
1,300,000 United States Treasury Note
4.625 11/15/55 1,237
305,503,000 United States Treasury Note/Bond
4.125 06/30/28 305,348
154,084,000 United States Treasury Note/Bond
4.125 06/15/29 153,940
257,171,000 United States Treasury Note/Bond
4.125 06/30/31 256,267
265,846,000 United States Treasury Note/Bond
4.250 06/30/33 264,807
307,155,000 United States Treasury Note/Bond
4.375 05/15/36 305,523
14,508,000 United States Treasury Note/Bond
1.875 02/15/41 10,066
4,700,000 United States Treasury Note/Bond
2.250 05/15/41 3,426
202,078,800 United States Treasury Note/Bond
2.375 02/15/42 147,375
29,796,000 United States Treasury Note/Bond
3.250 05/15/42 24,533
244,724,000 United States Treasury Note/Bond
5.000 05/15/46 246,559
35,830,000 United States Treasury Note/Bond
2.875 11/15/46 26,170
2,500,000 United States Treasury Note/Bond
3.000 02/15/49 1,823
40,008,000 United States Treasury Note/Bond
2.250 02/15/52 24,088
4,021,000 United States Treasury Note/Bond
4.625 05/15/54 3,819
196,446,000 United States Treasury Note/Bond
4.750 02/15/56 190,829
TOTAL U.S. TREASURY SECURITIES 1,985,601
TOTAL GOVERNMENT BONDS
(Cost $5,216,686) 5,089,255
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 Brookfield Property Partners LP 5,639
667,242 (e) Brookfield Property Partners LP 8,668
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,307
UTILITIES - 0.0%
475,388 (e) Brookfield Infrastructure Partners LP 7,777
308,000 Brookfield Renewable Partners LP 4,974
TOTAL UTILITIES 12,751
TOTAL PREFERRED STOCKS
(Cost $46,016) 27,058

SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
CONSUMER DURABLES & APPAREL - 0.0%
119,072 ACS Actividades de Construccion y Servicios S.A. 07/25/26 $ 250
TOTAL CONSUMER DURABLES & APPAREL 250
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS
(Cost $254) 251
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.4%
AGENCY COLLAT CMO - 0.0%
$ 2,155,749 Freddie Mac REMICS, Series 2025 5604
4.500% 12/25/55 1,853
TOTAL AGENCY COLLAT CMO 1,853
AUTOMOBILE ABS - 0.1%
7,375,000 (f) Hertz Vehicle Financing III LLC, Series 2023 2A
5.570 09/25/29 7,465
242,842 (f) Tesla Auto Lease Trust, Series 2024 A
5.300 06/21/27 243
6,393,351 (f) Tesla Auto Lease Trust, Series 2024 B
4.820 10/20/27 6,402
10,013,000 (f) Tesla Auto Lease Trust, Series 2024 B
4.880 06/20/28 10,029
2,606,262 (f) Tesla Electric Vehicle Trust, Series 2023 1
5.380 06/20/28 2,617
1,500,000 (f) Tesla Electric Vehicle Trust, Series 2023 1
5.380 02/20/29 1,512
TOTAL AUTOMOBILE ABS 28,268
COMMERCIAL MBS - 1.5%
1,500,000 (c),(f) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
5.990 04/15/34 1,340
4,000,000 (f) BANK, Series 2019 BN21
2.500 10/17/52 2,995
6,500,000 (c) BANK, Series 2019 BN21
3.517 10/17/52 5,484
8,000,000 (c) BANK, Series 2019 BN22
3.570 11/15/62 6,649
4,940,000 (c),(f) BBCMS Mortgage Trust, Series 2018 CHRS
4.409 08/05/38 4,506
3,000,000 (f) BBCMS Trust, Series 2015 SRCH
4.197 08/10/35 2,956
2,750,000 (f) BBCMS Trust, Series 2015 SRCH
4.798 08/10/35 2,608
1,316,000 (c),(f) BBCMS Trust, Series 2015 SRCH
5.122 08/10/35 1,234
8,870,000 (c),(f) Benchmark Mortgage Trust, Series 2019 B10
4.029 03/15/62 7,592
1,000,000 (c),(f) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP
5.840 10/15/35 37
5,200,000 (f) BMO 360A, Series 2022 C1
3.776 02/17/55 4,611
5,750,000 (c),(f) BX Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 AHP
4.850 06/15/43 5,758
5,750,000 (c),(f) BX Commercial Mortgage Trust, (TSFR1M + 1.650%), Series 2026 AHP
5.250 06/15/43 5,765
4,200,000 (c),(f) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP
5.115 01/17/39 4,202
4,200,000 (c),(f) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
5.465 01/17/39 4,203
2,901,500 (c),(f) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005
5.632 06/25/34 2,629
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2
3.879 11/10/49 1,637
14,270,000 (f) Century Plaza Towers, Series 2019 CPT
2.865 11/13/39 13,220
1,750,000 (c),(f) Century Plaza Towers, Series 2019 CPT
3.097 11/13/39 1,541
1,000,000 (c),(f) Century Plaza Towers, Series 2019 CPT
3.097 11/13/39 919
2,000,000 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29
4.106 04/10/48 1,791
1,615,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41
3.018 08/10/56 1,491
4,375,000 (f) COMM Mortgage Trust, Series 2022 HC
3.376 01/10/39 4,224
3,600,000 (f) COMM Mortgage Trust, Series 2025 167G
5.503 08/10/40 3,537
3,500,000 (c),(f) COMM Mortgage Trust, Series 2015 CR22
3.749 03/10/48 2,631
1,000,000 COMM Mortgage Trust, Series 2019 GC44
3.263 08/15/57 923
4,000,000 (c),(f) Commercial Mortgage Pass Through Certificates, Series 2022 HC
4.084 01/10/39 3,866
6,650,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3.800 06/15/37 6,350
6,100,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3.800 06/15/37 5,440
5,000,000 (c),(f) CSMC Trust, Series 2017 CALI
3.854 11/10/32 3,283
102,725,000 (c),(f) DOLP Trust, Series 2021 NYC
0.665 05/10/41 2,668
10,260,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009
1.878 01/25/31 9,220
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013
2.852 02/25/32 6,647
13,750,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016
4.769 09/25/33 13,678
7,835,492 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08
1.877 07/25/37 6,348
37,612,043 (c),(f) Freddie Mac Multifamily ML Certificates, Series 2021 ML08
1.783 11/25/37 3,617
15,079,552 Freddie Mac Multifamily ML Certificates, Series 2021 ML12
2.340 07/25/41 12,346
2,962,037 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002
3.871 07/25/33 2,803
1,024,739 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q012
1.518 09/25/35 830

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL MBS (continued)
$ 3,893,744 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014
1.555% 01/25/36 $ 3,209
15,824,957 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068
3.150 10/15/36 14,334
1,665,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069
4.013 04/15/37 1,673
5,705,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061
1.761 09/15/38 4,665
8,297,000 (f) Grace Trust, Series 2020 GRCE
2.347 12/10/40 7,406
3,000,000 GS Mortgage Securities Trust, Series 2016 GS3
3.143 10/10/49 2,982
7,000,000 (f) Hudson Yards Mortgage Trust, Series 2019 30HY
3.228 07/10/39 6,648
3,475,000 (c),(f) Hudson Yards Mortgage Trust, Series 2026 10HY
5.086 12/10/39 3,492
3,925,000 (c),(f) Hudson Yards Mortgage Trust, Series 2026 10HY
5.328 12/10/39 3,945
4,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
3.041 12/10/41 3,601
6,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
3.041 12/10/41 5,286
3,500,000 (f) Jackson Park Trust, Series 2019 LIC
2.766 10/14/39 3,221
3,000,000 (c),(f) LEX Trust, (TSFR1M + 1.350%), Series 2026 450
5.000 03/15/43 3,009
1,110,000 (c),(f) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B
5.325 10/15/40 1,111
1,850,000 (f) MCR Mortgage Trust, Series 2024 TWA
5.924 06/12/39 1,856
2,169,000 (c),(f) Menora Mivtachim Holdings Ltd, Series 2022 C1
4.070 02/17/55 1,583
3,000,000 (c),(f) MSDB Trust, Series 2017 712F
3.427 07/11/39 2,902
6,750,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
5.505 07/15/36 6,438
4,880,929 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5.915 07/15/36 4,751
3,000,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6.430 07/15/36 2,774
5,100,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE
7.205 07/15/36 4,325
1,000,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE
7.955 07/15/36 810
3,075,000 (c),(f) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X
5.368 10/15/40 3,090
9,135,000 (c),(f) NYC Commercial Mortgage Trust, Series 2025 300P
4.879 07/13/42 9,046
1,375,000 (c),(f) NYC Commercial Mortgage Trust, Series 2025 300P
6.161 07/13/42 1,368
11,800,000 (f) One Bryant Park Trust, Series 2019 OBP
2.516 09/15/54 10,903
3,432,374 (f) One Market Plaza Trust, Series 2017 1MKT
3.614 02/10/32 3,318
1,000,000 (c),(f) PENN Commercial Mortgage Trust, Series 2025 P11
5.522 08/10/42 1,011
2,750,000 (c),(f) SHOPS Commercial Mortgage Trust, Series 2026 CSTL
4.971 05/05/39 2,733
1,500,000 (c),(f) SLG Office Trust, Series 2026 OMA
5.131 04/15/41 1,499
78,068,000 (c),(f) SLG Office Trust, Series 2021 OVA
0.258 07/15/41 800
1,125,000 (c),(f) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH
4.997 11/15/36 1,124
4,000,000 (f) SUMIT Mortgage Trust, Series 2022 BVUE
2.789 02/12/41 3,660
1,095,000 (c),(f) WB Commercial Mortgage Trust, Series 2024 HQ
6.134 03/15/40 1,097
1,000,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP
6.258 12/15/34 935
7,150,000 (f) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN
6.011 06/10/37 7,240
8,500,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M
5.168 08/15/42 8,522
1,700,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2025 609M
5.467 08/15/42 1,699
TOTAL COMMERCIAL MBS 319,645
HOME EQUITY ABS - 0.0%
5,329 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3.986 06/25/33 5
112,807 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
4.663 09/25/34 108
TOTAL HOME EQUITY ABS 113
OTHER ABS - 0.6%
6,270,000 (f) Centersquare Issuer LLC, Series 2025 1A
5.500 03/26/55 6,135
2,125,000 (f) Centersquare Issuer LLC, Series 2025 3A
5.000 08/25/55 2,039
2,475,021 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS
2.100 05/20/48 1,993
2,607,336 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS
1.930 07/20/48 2,144
9,603,469 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS
2.310 10/20/48 7,954
3,324,811 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2.700 01/20/49 2,887
2,721,978 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2.940 01/20/49 1,606
11,995,966 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS
4.950 07/20/49 10,776
1,382,649 (f) HERO Funding Trust, Series 2015 1A
3.840 09/21/40 1,329
404,649 (f) HERO Funding Trust, Series 2014 2A
3.990 09/21/40 371
692,797 (f) HERO Funding Trust, Series 2016 2A
3.750 09/20/41 664
654,963 (f) HERO Funding Trust, Series 2016 1A
4.050 09/20/41 634
246,476 (f) HERO Funding Trust, Series 2016 3A
3.080 09/20/42 230
2,084,926 (f) HERO Funding Trust, Series 2017 1A
3.710 09/20/47 1,946
1,991,892 (f) HERO Funding Trust, Series 2017 3A
3.190 09/20/48 1,815
459,794 (f) HERO Funding Trust, Series 2017 2A
3.280 09/20/48 422
2,143,154 (f) HERO Funding Trust, Series 2018 1A
4.670 09/20/48 2,062
1,647,813 (f) HERO Funding Trust, Series 2021 1A
2.240 09/20/51 1,397

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER ABS (continued)
$ 2,366,301 (f) Loanpal Solar Loan Ltd, Series 2021 1GS
2.290% 01/20/48 $ 1,981
4,188,067 (f) Loanpal Solar Loan Ltd, Series 2021 2GS
2.220 03/20/48 3,411
813,826 (f) Mosaic Solar Loan Trust, Series 2020 1A
2.100 04/20/46 714
1,126,277 (f) Mosaic Solar Loan Trust, Series 2020 1A
3.100 04/20/46 960
1,404,391 (f) Mosaic Solar Loan Trust, Series 2021 1A
2.050 12/20/46 1,079
2,169,469 (f) Mosaic Solar Loan Trust, Series 2021 3A
1.440 06/20/52 1,793
1,730,322 (f) Mosaic Solar Loans LLC, Series 2017 2A
3.820 06/22/43 1,627
2,348,655 (f) Mosaic Solar Loans LLC, Series 2021 2A
1.640 04/22/47 1,929
750,000 (f) Progress Residential Trust, Series 2021 SFR9
2.711 11/17/40 707
1,483,442 (f) Renew, Series 2017 1A
3.670 09/20/52 1,363
2,962,878 (f) Renew, Series 2018 1
3.950 09/20/53 2,752
2,742,610 (f) Renew, Series 2021 1
2.060 11/20/56 2,227
7,770,896 (f) Sabal Issuer LLC, Series 2026 1A
6.000 05/02/61 7,630
5,477,809 (f) Sunnova Helios VII Issuer LLC, Series 2021 C
2.030 10/20/48 4,533
3,142,160 (f) Sunnova Helios VIII Issuer LLC, Series 2022 A
2.790 02/22/49 2,610
2,044,747 (f) Sunnova Helios XII Issuer LLC, Series 2023 B
5.600 08/22/50 1,633
2,162,890 (f) Sunrun Athena Issuer LLC, Series 2018 1
5.310 04/30/49 2,085
4,642,345 (f) Sunrun Callisto Issuer LLC, Series 2021 2A
2.270 01/30/57 4,241
4,787,755 (f) Sunrun Julius Issuer LLC, Series 2023 2A
6.600 01/30/59 4,824
6,341,749 (f) Sunrun Jupiter Issuer LLC, Series 2022 1A
4.750 07/30/57 6,100
2,605,017 (f) Sunrun Neptune Issuer LLC, Series 2024 1A
6.270 02/01/55 2,581
8,250,000 (f) Switch ABS Issuer LLC, Series 2025 1A
5.036 03/25/55 8,039
4,036,085 (f) Trinity Rail Leasing 2025 LLC, Series 2025 1A
5.090 10/19/55 4,007
5,973,176 (f) Trinity Rail Leasing 2025 LLC, Series 2026 1A
5.350 04/19/56 5,942
11,672,140 (f) Vivint Colar Financing V LLC, Series 2018 1A
4.730 04/30/48 11,396
3,895,457 (f) Vivint Solar Financing VII LLC, Series 2020 1A
2.210 07/31/51 3,627
TOTAL OTHER ABS 136,195
TRANSPORTATION - 0.1%
1,886,808 (f) Air Canada Pass Through Trust, Series 2017 1
3.550 01/15/30 1,785
3,206,182 Delta Air Lines Pass Through Trust, Series 2020 1
2.000 06/10/28 3,095
10,437,527 Delta Air Lines Pass Through Trust, Series 2020 1
2.500 06/10/28 10,052
TOTAL TRANSPORTATION 14,932
UTILITIES - 0.0%
3,374,476 SCE Recovery Funding LLC, Series 2021 A-1
0.861 11/15/31 3,039
TOTAL UTILITIES 3,039
WL COLLAT SUPPORT CMO - 0.4%
56,345 (c),(f) Agate Bay Mortgage Trust, Series 2015 6
3.500 09/25/45 52
1,177,387 (c),(f) Flagstar Mortgage Trust, Series 2021 2
2.500 04/25/51 967
3,663,045 (c),(f) Flagstar Mortgage Trust, Series 2021 4
2.500 06/01/51 3,014
4,544,205 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2.500 10/25/51 3,731
3,939,908 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3.000 06/25/52 3,362
1,926,110 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3.000 09/25/52 1,645
2,372,213 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 GR1
2.500 11/25/51 1,949
3,825,018 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2.500 01/25/52 3,148
4,558,582 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3.000 10/25/52 3,899
4,797,096 (c),(f) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3.500 02/25/53 4,233
741,195 (c),(f) GS Mortgage-Backed Securities Trust, Series 2025 PJ4
6.000 09/25/55 750
2,560,000 (c),(f) GS Mortgage-Backed Securities Trust, Series 2026 PJ8
5.500 11/25/56 2,544
62,648 (c),(f) JP Morgan Mortgage Trust, Series 2015 3
3.500 05/25/45 58
299,710 (c),(f) JP Morgan Mortgage Trust, Series 2015 6
3.500 10/25/45 276
246,177 (c),(f) JP Morgan Mortgage Trust, Series 2018 3
3.500 09/25/48 223
690,244 (c),(f) JP Morgan Mortgage Trust, Series 2018 5
3.500 10/25/48 619
1,105,403 (c),(f) JP Morgan Mortgage Trust, Series 2017 5
4.726 10/26/48 1,115
2,654,980 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
2.500 10/25/51 2,182
1,002,188 (c),(f) JP Morgan Mortgage Trust, Series 2021 10
2.500 12/25/51 821
1,492,592 (c),(f) JP Morgan Mortgage Trust, Series 2021 12
2.500 02/25/52 1,222
1,475,084 (c),(f) JP Morgan Mortgage Trust, Series 2021 14
2.500 05/25/52 1,214
5,603,868 (c),(f) JP Morgan Mortgage Trust, Series 2022 2
3.000 08/25/52 4,783
5,067,727 (c),(f) JP Morgan Mortgage Trust, Series 2022 LTV2
3.500 09/25/52 4,466
2,899,318 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
3.000 12/25/52 2,469
17,813,701 (c),(f) JP Morgan Mortgage Trust Series, Series 2024 3
3.000 05/25/54 15,203
5,758,482 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4.000 02/25/53 5,235

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
WL COLLAT SUPPORT CMO (continued)
$ 4,324,669 (c),(f) OBX Trust, Series 2021 J2
2.500% 07/25/51 $ 3,559
1,266,721 (c),(f) Oceanview Mortgage Trust, Series 2021 1
2.500 05/25/51 1,040
4,138,499 (c),(f) RCKT Mortgage Trust, Series 2021 4
2.500 09/25/51 3,385
4,234,273 (c),(f) RCKT Mortgage Trust, Series 2022 4
3.500 06/25/52 3,767
141,427 (c),(f) Sequoia Mortgage Trust, Series 2016 1
3.500 06/25/46 130
14,143 (c),(f) Sequoia Mortgage Trust, Series 2018 7
4.000 09/25/48 13
1,270,720 (c),(f) Sequoia Mortgage Trust, Series 2020 3
3.000 04/25/50 1,098
2,872,317 (c),(f) Sequoia Mortgage Trust, Series 2023 1
5.000 01/25/53 2,757
63,809 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4.000 04/25/49 60
1,988,073 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2.500 12/25/51 1,632
TOTAL WL COLLAT SUPPORT CMO 86,621
WL COLLATERAL CMO - 0.7%
2,035,000 (c),(f) Angel Oak Mortgage Trust, Series 2025 13
5.738 10/25/70 2,015
1,163,335 (c),(f) CIM Trust, Series 2021 J2
2.672 04/25/51 962
19,618,198 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7.856 03/25/42 19,964
4,961,023 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
6.628 04/25/42 5,021
15,710,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8.206 05/25/42 16,097
19,035,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8.378 09/25/42 19,837
25,804,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8.106 12/25/42 26,734
3,745,000 (c),(f) EFMT, Series 2023 1
6.615 02/25/68 3,746
505,336 (c),(f) Flagstar Mortgage Trust, Series 2017 2
3.962 10/25/47 461
1,921,857 (c),(f) Flagstar Mortgage Trust, Series 2018 2
4.003 04/25/48 1,764
765,823 (c),(f) Flagstar Mortgage Trust, Series 2019 2
4.001 12/25/49 693
2,487,092 (c),(f) Flagstar Mortgage Trust, Series 2021 7
2.920 08/25/51 2,056
2,066,697 (c),(f) Flagstar Mortgage Trust, Series 2021 12
2.962 11/25/51 1,706
3,755,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3
7.702 11/25/43 3,906
80,420 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4.000 11/25/49 75
282,273 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3.000 01/25/51 243
21,437,054 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0.244 03/27/51 262
583,717 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3.000 03/27/51 503
1,719,997 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2.500 05/25/51 1,413
370,631 (c),(f) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3.601 05/25/50 329
8,689,667 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2.500 01/25/52 7,124
2,333,911 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2.720 01/25/52 1,914
2,442,523 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3.000 01/25/53 2,084
480,000 (c),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1
3.531 10/25/55 455
2,615,000 (c),(f) Imperial Fund Mortgage Trust, Series 2022 NQM6
7.100 10/25/67 2,610
3,018,737 (c),(f) J.P. Morgan Mortgage Trust, Series 2022 5
2.952 09/25/52 2,442
551,104 (c),(f) JP Morgan Mortgage Trust, Series 2015 1
5.009 12/25/44 552
757,751 (c),(f) JP Morgan Mortgage Trust, Series 2017 4
3.866 11/25/48 672
1,398,878 (c),(f) JP Morgan Mortgage Trust, Series 2020 1
3.815 06/25/50 1,265
17,535,749 (c),(f) JP Morgan Mortgage Trust, Series 2021 3
0.142 07/25/51 128
12,300,365 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
0.135 08/25/51 86
2,438,378 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
2.885 08/25/51 2,019
23,757,901 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
0.139 10/25/51 173
3,331,746 (c),(f) JP Morgan Mortgage Trust, Series 2021 13
3.133 04/25/52 2,752
2,725,445 (c),(f) JP Morgan Mortgage Trust, Series 2021 LTV2
2.927 05/25/52 2,349
1,273,642 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
4.000 12/25/52 1,159
678,801 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2.500 07/25/51 606
10,415 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4.243 02/25/36 10
1,214,962 (c),(f) OBX Trust, Series 2022 J2
3.400 08/25/52 1,041
1,432,962 (c),(f) Oceanview Mortgage Trust, Series 2022 1
4.500 11/25/52 1,355
2,271,661 (c),(f) RCKT Mortgage Trust, Series 2021 3
2.773 07/25/51 1,822
4,623,797 (c),(f) RCKT Mortgage Trust, Series 2021 5
2.919 11/25/51 3,745
329,508 (c),(f) Sequoia Mortgage Trust, Series 2015 2
3.500 05/25/45 304
519,003 (c),(f) Sequoia Mortgage Trust, Series 2017 6
3.726 09/25/47 493
1,201,843 (c),(f) Sequoia Mortgage Trust, Series 2021 1
2.657 03/25/51 1,008
1,849,158 (c),(f) Verus Securitization Trust, Series 2021 7
2.240 10/25/66 1,627
3,090,000 (c),(f) Verus Securitization Trust, Series 2026 4
5.870 04/25/71 3,083
555,777 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3.000 07/25/50 477
5,812,494 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2.500 06/25/51 4,772

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
WL COLLATERAL CMO (continued)
$ 145,780 (c),(f) WinWater Mortgage Loan Trust, Series 2014 1
3.930% 06/20/44 $ 125
TOTAL WL COLLATERAL CMO 156,039
TOTAL STRUCTURED ASSETS
(Cost $798,396) 746,705
TOTAL LONG-TERM INVESTMENTS
(Cost $18,758,955) 21,571,935
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
26,730,914 (l) State Street Navigator Securities Lending Government Money Market Portfolio 3.660  (m) 26,731
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $26,731) 26,731
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENTS - 0.1%
15,595,000 (n) Fixed Income Clearing Corporation 3.650 07/01/26 15,595
TOTAL REPURCHASE AGREEMENTS 15,595
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,595) 15,595
TOTAL INVESTMENTS - 99.8%
(Cost $18,801,281) 21,614,261
OTHER ASSETS & LIABILITIES, NET - 0.2% 37,372
NET ASSETS - 100.0% $21,651,633
ABS Asset-Backed Security
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
LIBOR London Interbank Offered Rate
M Month
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
WL Whole Loan
^ Amount represents less than $1,000.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $120,000,941.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,904,245,532 or 8.8% of Total
Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) When-issued or delayed delivery security.
(i) All or a portion of this security is owned by CREF Responsible Balanced Account Taxable Offshore Limited which is a 100% owned subsidiary of the account.
(j) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(k) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $15,596,581 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 2/28/30, valued at $15,906,928.

Responsible Balanced

Portfolio of Investments June 30, 2026
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 3,000 CAD 4,158 Australia and New Zealand Banking Group Limited 07/08/26 67
$ 11,050 EUR 9,558 Australia and New Zealand Banking Group Limited 07/08/26 125
Total  $ 192
Total unrealized appreciation on forward foreign currency contracts   $ 192
Total unrealized depreciation on forward foreign currency contracts   $ –
CAD Canadian Dollar
EUR Euro

Portfolio of Investments June 30, 2026
Money Market

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 102.5%
GOVERNMENT AGENCY DEBT - 11.0%
$ 41,600,000
(a)
Federal Agricultural Mortgage Corp Discount Notes 0 .000% 08/27/26 $ 41,371
37,000,000 Federal Farm Credit Banks Funding Corp 4 .375 12/07/26 37,094
45,950,000
(a)
Federal Home Loan Bank (FHLB) 0 .000 08/26/26 45,691
81,000,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 07/08/26 80,945
171,000,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 08/07/26 170,379
98,400,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 08/14/26 97,976
11,760,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 08/19/26 11,702
12,710,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 09/02/26 12,630
170,000,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 09/25/26 168,522
126,000,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 10/06/26 124,764
84,000,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 10/07/26 83,171
126,000,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 10/16/26 124,649
83,000,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 01/15/27 81,363
83,000,000
(a)
Federal Home Loan Bank Discount Notes 0 .000 01/21/27 81,307
3,000,000 Federal Home Loan Banks 4 .875 09/11/26 3,006
29,230,000 Federal Home Loan Banks Discount Notes 3 .625 09/04/26 29,222
TOTAL GOVERNMENT AGENCY DEBT 1,193,792
REPURCHASE AGREEMENTS - 21.3%
1,467,541,000
(b)
Fixed Income Clearing Corporation 3 .650 07/01/26 1,467,541
669,911,000
(c)
Fixed Income Clearing Corporation 3 .650 07/01/26 669,911
166,090,000
(d)
Fixed Income Clearing Corporation 3 .700 07/01/26 166,090
TOTAL REPURCHASE AGREEMENTS 2,303,542
TREASURY DEBT - 34.2%
167,000,000
(a)
United States Treasury Bill 0 .000 07/09/26 166,865
205,000,000
(a)
United States Treasury Bill 0 .000 07/14/26 204,733
41,000,000
(a)
United States Treasury Bill 0 .000 07/16/26 40,938
311,500,000
(a)
United States Treasury Bill 0 .000 08/18/26 309,990
124,950,000
(a)
United States Treasury Bill 0 .000 09/01/26 124,171
83,000,000
(a)
United States Treasury Bill 0 .000 09/08/26 82,427
83,000,000
(a)
United States Treasury Bill 0 .000 09/15/26 82,367
248,000,000
(a)
United States Treasury Bill 0 .000 09/17/26 246,073
63,000,000
(a)
United States Treasury Bill 0 .000 09/24/26 62,460
83,000,000
(a)
United States Treasury Bill 0 .000 09/29/26 82,247
166,000,000
(a)
United States Treasury Bill 0 .000 10/01/26 164,431
83,000,000
(a)
United States Treasury Bill 0 .000 10/13/26 82,120
166,000,000
(a)
United States Treasury Bill 0 .000 10/15/26 164,236
167,130,000
(a)
United States Treasury Bill 0 .000 10/20/26 165,240
41,000,000
(a)
United States Treasury Bill 0 .000 10/29/26 40,509
124,500,000
(a)
United States Treasury Bill 0 .000 11/05/26 122,914
166,000,000
(a)
United States Treasury Bill 0 .000 11/12/26 163,767
83,000,000
(a)
United States Treasury Bill 0 .000 11/19/26 81,825
124,500,000
(a)
United States Treasury Bill 0 .000 11/27/26 122,619
165,000,000
(a)
United States Treasury Bill 0 .000 12/03/26 162,396
124,125,000
(a)
United States Treasury Bill 0 .000 12/17/26 121,981
40,900,000
(a)
United States Treasury Bill 0 .000 02/18/27 40,018
42,500,000
(a)
United States Treasury Bill 0 .000 03/18/27 41,430
124,775,000 United States Treasury Note/Bond 0 .625 07/31/26 124,441
42,500,000 United States Treasury Note/Bond 1 .500 08/15/26 42,386
123,500,000 United States Treasury Note/Bond 0 .750 08/31/26 122,870
45,000,000 United States Treasury Note/Bond 1 .375 08/31/26 44,824
164,000,000 United States Treasury Note/Bond 0 .875 09/30/26 162,879
207,000,000 United States Treasury Note/Bond 1 .625 09/30/26 205,966
87,000,000 United States Treasury Note/Bond 3 .500 09/30/26 86,953
41,000,000 United States Treasury Note/Bond 4 .625 11/15/26 41,149
TOTAL TREASURY DEBT 3,707,225
VARIABLE RATE SECURITIES - 36.0%
124,000,000
(e)
Federal Agricultural Mortgage Corp, (SOFR + 0.050%) 3 .670 10/19/26 124,000
33,200,000
(e)
Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%) 3 .625 07/29/26 33,200
104,200,000
(e)
Federal Farm Credit Banks Funding Corp, (SOFR + 0.020%) 3 .640 10/02/26 104,200

Money Market

Portfolio of Investments June 30, 2026
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
VARIABLE RATE SECURITIES (continued)
$ 12,480,000
(e)
Federal Farm Credit Banks Funding Corp, (SOFR + 0.045%) 3 .665% 10/02/26 $ 12,480
378,000,000
(e)
Federal Farm Credit Banks Funding Corp, (SOFR + 0.030%) 3 .650 10/16/26 378,000
166,000,000
(e)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .620 07/02/26 166,000
166,000,000
(e)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .620 07/02/26 166,000
287,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 07/06/26 287,000
205,000,000
(e)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .620 07/07/26 205,000
123,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 07/17/26 123,000
247,500,000
(e)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .620 07/23/26 247,500
83,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 07/29/26 83,000
82,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 07/30/26 82,000
99,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 08/03/26 99,000
136,250,000
(e)
Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 08/06/26 136,250
123,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.010%) 3 .630 08/10/26 123,000
123,500,000
(e)
Federal Home Loan Banks, (SOFR + 0.010%) 3 .630 08/13/26 123,500
125,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.010%) 3 .630 08/17/26 125,000
165,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.015%) 3 .635 08/18/26 165,000
163,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.010%) 3 .630 08/27/26 163,000
124,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.020%) 3 .640 09/11/26 124,000
124,500,000
(e)
Federal Home Loan Banks, (SOFR + 0.015%) 3 .635 09/17/26 124,500
24,700,000
(e)
Federal Home Loan Banks, (SOFR + 0.015%) 3 .635 09/18/26 24,700
126,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.025%) 3 .645 10/20/26 126,000
70,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.035%) 3 .655 10/26/26 70,000
83,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.025%) 3 .645 11/05/26 83,000
105,000,000
(e)
Federal Home Loan Banks, (SOFR + 0.025%) 3 .645 11/05/26 105,000
83,340,000
(e)
Federal Home Loan Banks, (SOFR + 0.030%) 3 .650 11/23/26 83,340
82,750,000
(e)
Federal Home Loan Banks, (SOFR + 0.040%) 3 .660 12/14/26 82,750
124,500,000
(e)
Federal Home Loan Banks, (SOFR + 0.045%) 3 .725 01/06/27 124,500
4,415,000
(e)
Federal National Mortgage Association, (SOFR + 0.135%) 3 .755 08/21/26 4,416
TOTAL VARIABLE RATE SECURITIES 3,898,336
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,102,895) 11,102,895
TOTAL INVESTMENTS - 102.5%
(Cost $11,102,895) 11,102,895
OTHER ASSETS & LIABILITIES, NET - (2.5)% (266,672)
NET ASSETS - 100.0% $10,836,223
SOFR Secured Overnight Financing Rate
(a) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $1,467,689,792 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 0.125%–4.375% and maturity dates 6/30/27–2/15/54, valued at $1,496,891,836.
(c) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $669,978,922 on 7/1/26, collateralized by Government Agency Securities, with coupon rates
1.250%–3.798% and maturity dates 4/15/28–5/15/28, valued at $683,309,350.
(d) Agreement with Fixed Income Clearing Corporation, 3.700% dated 6/30/26 to be repurchased at $166,107,070 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 11/15/33, valued at $169,411,800.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Approval of Investment Management Agreement in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

College Retirement Equities Fund

Date: September 3, 2026	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President (principal executive officer)

Date: September 3, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)